================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2019

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                FORM N-Q REPORT
                               JANUARY 31, 2019
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Canadian Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series
   The DFA Short Term Investment Fund

NOTES TO FINANCIAL STATEMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Recently Issued Accounting Standards
   Other
   Subsequent Event Evaluations

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
P.L.C.                    Public Limited Company
ADR                       American Depositary Receipt
SA                        Special Assessment
CP                        Certificate Participation
GDR                       Global Depositary Receipt
ST                        Special Tax

Investment Footnotes
+                         See Security Valuation Note within the Notes to Schedules of Investments.
#                         Total or Partial Securities on Loan.
*                         Non-Income Producing Securities.
@                         Security purchased with cash proceeds from Securities on Loan.
(S)                       Affiliated Fund.
^^                        See Federal Tax Cost Note within the Notes to Schedules of Investments.
>>                        Securities have generally been fair valued. See Security Valuation Note within the
                          Notes to Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   SHARES       VALUE+
                                                                 ---------- --------------
COMMON STOCKS -- (96.5%)
COMMUNICATION SERVICES -- (8.8%)
#   Altice USA, Inc., Class A...................................    584,995 $   11,489,302
    AT&T, Inc................................................... 35,278,873  1,060,482,922
#   CenturyLink, Inc............................................  7,360,806    112,767,548
#*  Charter Communications, Inc., Class A.......................    940,732    311,429,329
    Comcast Corp., Class A...................................... 21,790,429    796,875,988
#*  Discovery, Inc., Class A....................................  1,025,284     29,097,560
*   Discovery, Inc., Class C....................................  1,409,016     37,550,276
#*  DISH Network Corp., Class A.................................    432,884     13,276,552
#*  GCI Liberty, Inc., Class A..................................     59,566      3,031,909
#*  Liberty Broadband Corp., Class A............................     27,366      2,319,816
*   Liberty Broadband Corp., Class C............................    172,660     14,679,553
#*  Liberty Media Corp.-Liberty Braves, Class A.................     11,000        298,540
#*  Liberty Media Corp.-Liberty Braves, Class C.................     21,206        571,714
#*  Liberty Media Corp.-Liberty Formula One, Class A............     39,281      1,201,999
#*  Liberty Media Corp.-Liberty Formula One, Class C............     78,562      2,464,490
*   Liberty Media Corp.-Liberty SiriusXM, Class A...............    157,126      6,250,472
*   Liberty Media Corp.-Liberty SiriusXM, Class C...............    314,252     12,557,510
#*  Madison Square Garden Co. (The), Class A....................     12,058      3,350,918
    News Corp., Class A.........................................    527,829      6,772,046
    News Corp., Class B.........................................     64,856        838,588
#*  Sprint Corp.................................................  2,014,058     12,567,722
*   T-Mobile US, Inc............................................  1,093,232     76,110,812
#   Viacom, Inc., Class A.......................................      4,879        167,301
    Viacom, Inc., Class B.......................................  1,826,835     53,745,486
                                                                            --------------
TOTAL COMMUNICATION SERVICES....................................             2,569,898,353
                                                                            --------------
CONSUMER DISCRETIONARY -- (7.2%)
    Advance Auto Parts, Inc.....................................    259,412     41,298,390
#   Aramark.....................................................    847,729     27,932,671
#   Autoliv, Inc................................................    418,017     33,378,657
    BorgWarner, Inc.............................................  1,084,164     44,342,308
#*  CarMax, Inc.................................................    262,735     15,443,563
    Carnival Corp...............................................  1,353,266     77,921,056
*   Dollar Tree, Inc............................................    797,992     77,269,565
    DR Horton, Inc..............................................  3,053,585    117,410,343
    Foot Locker, Inc............................................    469,575     26,244,547
    Ford Motor Co............................................... 16,051,999    141,257,591
#   Gap, Inc. (The).............................................    783,458     19,931,172
    Garmin, Ltd.................................................    537,036     37,152,151
    General Motors Co...........................................  6,055,833    236,298,604
    Gentex Corp.................................................  1,387,044     29,377,592
    Goodyear Tire & Rubber Co. (The)............................  1,549,233     32,828,247
#   Harley-Davidson, Inc........................................    387,622     14,287,747
#   Hyatt Hotels Corp., Class A.................................    139,548      9,755,801
#   Kohl's Corp.................................................  1,636,864    112,436,188
    Lear Corp...................................................    347,852     53,544,858
    Lennar Corp., Class A.......................................    925,480     43,886,262
    Lennar Corp., Class B.......................................     37,985      1,447,988
#*  LKQ Corp....................................................  1,446,439     37,925,631
    Macy's, Inc.................................................  2,356,380     61,972,794
    MGM Resorts International...................................  2,471,336     72,756,132
#*  Mohawk Industries, Inc......................................    582,542     75,025,584
#   Newell Brands, Inc..........................................    686,895     14,569,043
*   Norwegian Cruise Line Holdings, Ltd.........................  1,519,001     78,122,221

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                                   SHARES       VALUE+
                                                                 ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
    PulteGroup, Inc.............................................  2,391,049 $   66,495,073
    PVH Corp....................................................    453,566     49,488,586
*   Qurate Retail, Inc..........................................  2,762,021     60,073,957
    Ralph Lauren Corp...........................................    326,288     37,895,088
    Royal Caribbean Cruises, Ltd................................  1,239,713    148,827,546
    Tapestry, Inc...............................................    359,565     13,918,761
    Target Corp.................................................  1,473,116    107,537,468
    Toll Brothers, Inc..........................................    212,428      7,847,090
#*  Veoneer, Inc................................................    384,711     11,468,235
#   Whirlpool Corp..............................................    504,658     67,124,561
                                                                            --------------
TOTAL CONSUMER DISCRETIONARY....................................             2,104,493,071
                                                                            --------------
CONSUMER STAPLES -- (5.2%)
    Archer-Daniels-Midland Co...................................  1,273,313     57,171,754
    Bunge, Ltd..................................................    586,005     32,271,295
    Conagra Brands, Inc.........................................    318,122      6,884,160
    Constellation Brands, Inc., Class A.........................    210,960     36,635,314
#   Coty, Inc., Class A.........................................    419,572      3,255,879
    Ingredion, Inc..............................................    228,786     22,649,814
#   JM Smucker Co. (The)........................................    897,022     94,079,667
    Kraft Heinz Co. (The).......................................    974,551     46,836,921
    Kroger Co. (The)............................................  1,931,629     54,723,049
    Molson Coors Brewing Co., Class B...........................  1,072,046     71,408,984
    Mondelez International, Inc., Class A.......................  3,530,822    163,335,826
#*  Post Holdings, Inc..........................................    394,384     36,606,723
    Seaboard Corp...............................................         13         50,234
    Tyson Foods, Inc., Class A..................................  1,750,467    108,388,917
*   US Foods Holding Corp.......................................  1,028,933     34,695,621
    Walgreens Boots Alliance, Inc...............................  3,401,321    245,779,455
    Walmart, Inc................................................  5,346,820    512,385,761
                                                                            --------------
TOTAL CONSUMER STAPLES..........................................             1,527,159,374
                                                                            --------------
ENERGY -- (14.2%)
    Anadarko Petroleum Corp.....................................  1,045,026     49,461,080
#   Apache Corp.................................................  2,420,600     79,444,092
*   Apergy Corp.................................................    130,859      4,399,479
    Baker Hughes a GE Co........................................    820,593     19,341,377
    Chevron Corp................................................  7,694,641    882,190,591
    Cimarex Energy Co...........................................    151,833     11,439,098
*   Concho Resources, Inc.......................................    800,182     95,893,811
    ConocoPhillips..............................................  5,133,675    347,498,461
    Devon Energy Corp...........................................  1,783,080     47,519,082
#   Diamondback Energy, Inc.....................................    515,183     53,125,671
    Exxon Mobil Corp............................................ 14,447,635  1,058,722,693
#   Helmerich & Payne, Inc......................................    360,314     20,173,981
#   Hess Corp...................................................    918,391     49,593,114
    HollyFrontier Corp..........................................  1,384,206     77,986,166
    Kinder Morgan, Inc..........................................  7,052,891    127,657,327
    Marathon Oil Corp...........................................  6,031,073     95,230,643
    Marathon Petroleum Corp.....................................  3,692,836    244,687,313
#   Murphy Oil Corp.............................................    727,091     19,885,939
    National Oilwell Varco, Inc.................................  1,225,519     36,128,300
#   Noble Energy, Inc...........................................  2,942,820     65,742,599
    Occidental Petroleum Corp...................................  3,078,595    205,588,574
*   Parsley Energy, Inc., Class A...............................    301,021      5,592,970
#   PBF Energy, Inc., Class A...................................    548,964     20,103,062
    Phillips 66.................................................  1,017,393     97,069,466
    Pioneer Natural Resources Co................................    347,819     49,501,600

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                                   SHARES       VALUE+
                                                                 ---------- --------------
ENERGY -- (Continued)
    Schlumberger, Ltd...........................................  1,545,495 $   68,326,334
#   Targa Resources Corp........................................  1,075,733     46,267,276
    TechnipFMC P.L.C............................................  1,440,051     33,063,571
#*  Transocean, Ltd.............................................    586,439      5,025,782
    Valero Energy Corp..........................................  2,510,791    220,497,666
    Williams Cos., Inc. (The)...................................  1,196,347     32,217,625
*   WPX Energy, Inc.............................................    336,015      4,119,544
                                                                            --------------
TOTAL ENERGY....................................................             4,173,494,287
                                                                            --------------
FINANCIALS -- (21.1%)
    Aflac, Inc..................................................  2,660,090    126,886,293
    Alleghany Corp..............................................     33,873     21,392,832
    Allstate Corp. (The)........................................  1,005,728     88,373,319
    Ally Financial, Inc.........................................  2,960,989     77,163,373
    American Financial Group, Inc...............................    352,608     33,635,277
    American International Group, Inc...........................  1,399,338     60,493,382
*   Arch Capital Group, Ltd.....................................    538,218     15,796,698
    Assurant, Inc...............................................    226,026     21,786,646
*   Athene Holding, Ltd., Class A...............................    101,652      4,360,871
    Axis Capital Holdings, Ltd..................................    110,882      5,937,731
    Bank of America Corp........................................ 19,427,039    553,087,800
    Bank of New York Mellon Corp. (The).........................  3,775,210    197,518,987
    BB&T Corp...................................................  2,089,291    101,957,401
*   Berkshire Hathaway, Inc., Class B...........................  2,945,136    605,343,253
    BOK Financial Corp..........................................      6,114        508,135
*   Brighthouse Financial, Inc..................................    131,440      4,907,970
    Capital One Financial Corp..................................  2,121,634    170,982,484
    Chubb, Ltd..................................................    590,560     78,574,008
    CIT Group, Inc..............................................    473,057     21,850,503
    Citigroup, Inc..............................................  7,596,851    489,693,016
    Citizens Financial Group, Inc...............................    912,076     30,937,618
    CNA Financial Corp..........................................    286,030     13,117,336
    Comerica, Inc...............................................     48,052      3,783,615
    Everest Re Group, Ltd.......................................    128,591     28,167,859
    Fifth Third Bancorp.........................................  4,849,887    130,073,969
    First American Financial Corp...............................    115,297      5,774,074
    Goldman Sachs Group, Inc. (The).............................  1,573,221    311,513,490
    Hartford Financial Services Group, Inc. (The)...............  2,304,192    108,112,689
#   Huntington Bancshares, Inc..................................  6,619,534     87,642,630
    Invesco, Ltd................................................    920,299     16,767,848
#   Janus Henderson Group P.L.C.................................     19,392        423,327
#   Jefferies Financial Group, Inc..............................    303,442      6,314,628
    JPMorgan Chase & Co.........................................  5,707,784    590,755,644
    KeyCorp.....................................................  4,117,148     67,809,428
#   Lincoln National Corp.......................................    842,198     49,260,161
    Loews Corp..................................................  1,192,580     57,124,582
    M&T Bank Corp...............................................    137,746     22,664,727
    MetLife, Inc................................................  1,722,503     78,666,712
    Morgan Stanley..............................................  5,549,021    234,723,588
#   New York Community Bancorp, Inc.............................    922,610     10,720,728
    Old Republic International Corp.............................    816,263     16,447,699
#   PacWest Bancorp.............................................    282,094     10,886,007
#   People's United Financial, Inc..............................    396,896      6,501,157
    PNC Financial Services Group, Inc. (The)....................  1,313,525    161,130,112
    Principal Financial Group, Inc..............................  1,699,716     85,104,780
#   Prosperity Bancshares, Inc..................................     53,792      3,826,763
    Prudential Financial, Inc...................................    751,138     69,209,855
    Regions Financial Corp......................................  6,240,662     94,670,843
    Reinsurance Group of America, Inc...........................    239,920     34,656,444

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                                   SHARES       VALUE+
                                                                 ---------- --------------
FINANCIALS -- (Continued)
    RenaissanceRe Holdings, Ltd.................................    118,695 $   16,383,471
#   Santander Consumer USA Holdings, Inc........................    739,706     14,098,796
    State Street Corp...........................................    411,536     29,177,902
    SunTrust Banks, Inc.........................................  1,285,995     76,413,823
    Synchrony Financial.........................................    949,129     28,511,835
    Travelers Cos., Inc. (The)..................................  1,165,331    146,295,654
    Unum Group..................................................    831,133     28,890,183
    Voya Financial, Inc.........................................    184,436      8,563,364
    Wells Fargo & Co............................................ 15,050,833    736,136,242
#   WR Berkley Corp.............................................    356,224     27,390,063
#   Zions Bancorp NA............................................    922,609     43,906,962
                                                                            --------------
TOTAL FINANCIALS................................................             6,172,806,587
                                                                            --------------
HEALTH CARE -- (15.5%)
    Abbott Laboratories.........................................  4,212,247    307,409,786
*   Alexion Pharmaceuticals, Inc................................     12,412      1,526,180
    Allergan P.L.C..............................................    496,938     71,549,133
    Anthem, Inc.................................................  1,376,563    417,098,589
    Becton Dickinson and Co.....................................     47,308     11,801,454
*   Bio-Rad Laboratories, Inc., Class A.........................     21,944      5,483,147
    Cardinal Health, Inc........................................  1,184,238     59,176,373
*   Centene Corp................................................  1,092,172    142,604,898
*   Cigna Corp..................................................  1,481,535    296,025,508
    CVS Health Corp.............................................  6,226,948    408,176,441
    Danaher Corp................................................  1,886,239    209,221,630
*   DaVita, Inc.................................................  1,134,770     63,694,640
    DENTSPLY SIRONA, Inc........................................    220,294      9,241,333
    Humana, Inc.................................................    529,635    163,651,919
*   IQVIA Holdings, Inc.........................................    543,735     70,147,252
*   Jazz Pharmaceuticals P.L.C..................................    142,775     17,973,945
*   Laboratory Corp. of America Holdings........................    757,506    105,558,461
    McKesson Corp...............................................    643,627     82,545,163
    Medtronic P.L.C.............................................  4,359,974    385,378,102
*   Mylan NV....................................................  3,245,750     97,210,213
#   PerkinElmer, Inc............................................    110,802     10,027,581
#   Perrigo Co. P.L.C...........................................    386,545     17,955,015
    Pfizer, Inc................................................. 25,544,930  1,084,382,278
#   Quest Diagnostics, Inc......................................    955,008     83,419,949
    STERIS P.L.C................................................    209,661     23,913,934
#*  Syneos Health, Inc..........................................     13,705        699,503
    Thermo Fisher Scientific, Inc...............................  1,073,774    263,794,059
*   United Therapeutics Corp....................................    191,973     22,140,246
    Universal Health Services, Inc., Class B....................    538,930     71,424,393
*   WellCare Health Plans, Inc..................................     37,453     10,355,005
    Zimmer Biomet Holdings, Inc.................................    322,650     35,349,534
                                                                            --------------
TOTAL HEALTH CARE...............................................             4,548,935,664
                                                                            --------------
INDUSTRIALS -- (9.4%)
#   Acuity Brands, Inc..........................................     13,502      1,632,527
#*  AECOM.......................................................    520,350     15,927,914
    AGCO Corp...................................................    438,069     28,124,030
    Alaska Air Group, Inc.......................................    605,171     38,700,685
#   AMERCO......................................................     66,404     24,082,075
    Arconic, Inc................................................  1,964,153     36,965,359
    Arcosa, Inc.................................................     81,906      2,410,494
    Carlisle Cos., Inc..........................................    360,870     38,876,525
    Cummins, Inc................................................    398,477     58,619,951
    Curtiss-Wright Corp.........................................     13,618      1,545,915

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
INDUSTRIALS -- (Continued)
    Delta Air Lines, Inc........................................ 2,950,569 $  145,846,626
    Dover Corp..................................................   725,363     63,708,632
    Eaton Corp. P.L.C........................................... 1,816,899    138,538,549
    FedEx Corp.................................................. 1,023,792    181,794,745
#   Flowserve Corp..............................................    72,916      3,211,221
    Fluor Corp..................................................   790,150     28,895,786
    Fortune Brands Home & Security, Inc.........................   230,762     10,453,519
*   Gardner Denver Holdings, Inc................................    25,032        617,539
    General Electric Co......................................... 9,060,025     92,049,854
#*  Genesee & Wyoming, Inc., Class A............................    58,287      4,576,695
    Hubbell, Inc................................................    27,996      3,060,803
    Ingersoll-Rand P.L.C........................................   830,409     83,074,116
    Jacobs Engineering Group, Inc...............................   401,182     25,996,594
*   JetBlue Airways Corp........................................ 2,305,410     41,474,326
    Johnson Controls International P.L.C........................ 2,804,749     94,716,374
    Kansas City Southern........................................   677,498     71,645,413
    L3 Technologies, Inc........................................   393,538     77,479,761
    ManpowerGroup, Inc..........................................   395,462     31,253,362
    Nielsen Holdings P.L.C...................................... 1,136,269     29,179,388
    Norfolk Southern Corp....................................... 1,385,379    232,383,473
    nVent Electric P.L.C........................................ 1,031,245     25,801,750
    Oshkosh Corp................................................   362,340     27,193,617
    Owens Corning...............................................   810,816     42,478,650
    PACCAR, Inc.................................................   727,204     47,646,406
    Pentair P.L.C............................................... 1,025,620     42,245,288
    Quanta Services, Inc........................................   653,713     23,102,217
    Republic Services, Inc...................................... 1,904,674    146,107,543
*   Sensata Technologies Holding P.L.C..........................   426,212     20,245,070
#   Snap-on, Inc................................................   315,643     52,393,582
    Southwest Airlines Co....................................... 1,385,529     78,642,626
    Stanley Black & Decker, Inc................................. 1,036,769    131,089,072
*   Teledyne Technologies, Inc..................................    16,413      3,680,123
    Textron, Inc................................................ 1,940,539    103,294,891
*   United Continental Holdings, Inc............................ 1,696,416    148,046,224
    United Technologies Corp.................................... 1,630,855    192,555,050
#   USG Corp....................................................   231,469      9,987,887
#   Wabtec Corp.................................................   256,124     17,713,536
#*  XPO Logistics, Inc..........................................   847,283     51,497,861
                                                                           --------------
TOTAL INDUSTRIALS...............................................            2,770,563,644
                                                                           --------------
INFORMATION TECHNOLOGY -- (10.0%)
*   Akamai Technologies, Inc....................................    37,876      2,465,728
    Amdocs, Ltd.................................................   700,307     39,133,155
    Analog Devices, Inc.........................................   609,183     60,223,831
#*  ARRIS International P.L.C...................................   839,758     26,360,004
*   Arrow Electronics, Inc......................................   652,120     49,528,514
    Avnet, Inc..................................................   494,284     20,364,501
    Broadcom, Inc...............................................   457,974    122,851,525
    Cisco Systems, Inc.......................................... 4,131,076    195,358,584
    Corning, Inc................................................ 3,685,701    122,586,415
    Cypress Semiconductor Corp..................................    93,842      1,301,589
*   Dell Technologies, Class C..................................   455,707     22,142,803
    Dolby Laboratories, Inc., Class A...........................    16,857      1,089,468
    DXC Technology Co........................................... 1,347,255     86,385,991
    Fidelity National Information Services, Inc................. 1,231,562    128,735,176
*   Flex, Ltd................................................... 1,392,460     13,395,465
    FLIR Systems, Inc...........................................    64,968      3,175,636
    Hewlett Packard Enterprise Co............................... 7,315,579    114,049,877
    HP, Inc..................................................... 9,619,949    211,927,476

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                                   SHARES       VALUE+
                                                                 ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
    Intel Corp.................................................. 22,465,295 $1,058,564,700
    Jabil, Inc..................................................    362,028      9,648,046
    Juniper Networks, Inc.......................................  2,532,346     65,689,055
    Lam Research Corp...........................................     71,254     12,083,253
    Leidos Holdings, Inc........................................    733,849     42,563,242
    LogMeIn, Inc................................................     13,505      1,256,235
#   Marvell Technology Group, Ltd...............................    885,460     16,407,574
#   Microchip Technology, Inc...................................     65,998      5,304,259
*   Micron Technology, Inc......................................  5,266,057    201,268,699
    MKS Instruments, Inc........................................        500         40,815
*   Nuance Communications, Inc..................................      5,268         83,603
*   ON Semiconductor Corp.......................................  1,561,893     31,300,336
*   Qorvo, Inc..................................................    490,844     32,081,564
    QUALCOMM, Inc...............................................     68,885      3,411,185
    Skyworks Solutions, Inc.....................................    258,206     18,859,366
    SS&C Technologies Holdings, Inc.............................    122,197      6,291,924
    SYNNEX Corp.................................................     39,666      3,838,082
    TE Connectivity, Ltd........................................    986,255     79,837,342
    Western Digital Corp........................................  1,222,328     54,992,537
*   Worldpay, Inc., Class A.....................................    338,367     28,246,877
    Xerox Corp..................................................  1,739,519     49,071,831
                                                                            --------------
TOTAL INFORMATION TECHNOLOGY....................................             2,941,916,263
                                                                            --------------
MATERIALS -- (4.5%)
    Air Products & Chemicals, Inc...............................    389,905     64,096,483
#   Albemarle Corp..............................................    510,566     41,217,993
*   Alcoa Corp..................................................    830,728     24,656,007
    Ashland Global Holdings, Inc................................    317,279     24,081,476
#   Ball Corp...................................................    481,524     25,174,075
    CF Industries Holdings, Inc.................................  1,284,847     56,083,572
    DowDuPont, Inc..............................................  3,130,391    168,446,340
    Eastman Chemical Co.........................................  1,053,642     84,944,618
    Freeport-McMoRan, Inc.......................................  5,567,315     64,803,547
    Huntsman Corp...............................................    582,473     12,796,932
#   International Flavors & Fragrances, Inc.....................     21,349      3,026,861
    International Paper Co......................................  1,795,791     85,174,367
    Linde P.L.C.................................................    186,044     30,327,032
    LyondellBasell Industries NV, Class A.......................    348,136     30,277,388
#   Martin Marietta Materials, Inc..............................    262,481     46,375,143
    Mosaic Co. (The)............................................  1,232,432     39,782,905
    Newmont Mining Corp.........................................  2,941,540    100,335,929
    Nucor Corp..................................................  2,516,217    154,093,129
    Packaging Corp. of America..................................     60,987      5,752,294
    Reliance Steel & Aluminum Co................................    456,094     37,344,977
#   Royal Gold, Inc.............................................    121,993     10,658,528
    Sonoco Products Co..........................................    117,611      6,772,041
    Steel Dynamics, Inc.........................................  1,698,064     62,132,162
#   Valvoline, Inc..............................................  1,033,732     22,855,814
#   Vulcan Materials Co.........................................    517,209     52,574,295
#   Westlake Chemical Corp......................................    371,564     27,458,580
    WestRock Co.................................................  1,056,585     43,013,575
                                                                            --------------
TOTAL MATERIALS.................................................             1,324,256,063
                                                                            --------------
REAL ESTATE -- (0.3%)
*   CBRE Group, Inc., Class A...................................    677,911     31,014,428
#*  Howard Hughes Corp. (The)...................................     10,913      1,211,780
    Jones Lang LaSalle, Inc.....................................    309,764     44,423,255
                                                                            --------------
TOTAL REAL ESTATE...............................................                76,649,463
                                                                            --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                                     SHARES        VALUE+
                                                                   ----------- ---------------
UTILITIES -- (0.3%)
      MDU Resources Group, Inc....................................     248,941 $     6,400,273
      NRG Energy, Inc.............................................   1,445,428      59,132,460
*     Vistra Energy Corp..........................................   1,043,212      26,195,053
                                                                               ---------------
TOTAL UTILITIES...................................................                  91,727,786
                                                                               ---------------
TOTAL COMMON STOCKS...............................................              28,301,900,555
                                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
        Fund 2.320%............................................... 297,198,892     297,198,892
                                                                               ---------------
SECURITIES LENDING COLLATERAL -- (2.5%)
@(S)  DFA Short Term Investment Fund..............................  62,354,329     721,501,939
                                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $22,879,381,534)^^....................................             $29,320,601,386
                                                                               ===============

As of January 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                           NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..   1,445    03/15/19  $179,033,611 $195,400,125  $16,366,514
                                                ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...                      $179,033,611 $195,400,125  $16,366,514
                                                ============ ============  ===========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              -----------------------------------------------------
                                                  LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                              --------------- ------------ -------- ---------------
Common Stocks................................
   Communication Services.................... $ 2,569,898,353           --       -- $ 2,569,898,353
   Consumer Discretionary....................   2,104,493,071           --       --   2,104,493,071
   Consumer Staples..........................   1,527,159,374           --       --   1,527,159,374
   Energy....................................   4,173,494,287           --       --   4,173,494,287
   Financials................................   6,172,806,587           --       --   6,172,806,587
   Health Care...............................   4,548,935,664           --       --   4,548,935,664
   Industrials...............................   2,770,563,644           --       --   2,770,563,644
   Information Technology....................   2,941,916,263           --       --   2,941,916,263
   Materials.................................   1,324,256,063           --       --   1,324,256,063
   Real Estate...............................      76,649,463           --       --      76,649,463
   Utilities.................................      91,727,786           --       --      91,727,786
Temporary Cash Investments...................     297,198,892           --       --     297,198,892
Securities Lending Collateral................              -- $721,501,939       --     721,501,939
Futures Contracts**..........................      16,366,514           --       --      16,366,514
                                              --------------- ------------ -------- ---------------
TOTAL........................................ $28,615,465,961 $721,501,939       -- $29,336,967,900
                                              =============== ============ ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
COMMON STOCKS -- (96.5%)
AUSTRALIA -- (5.7%)
#   AMP, Ltd....................................................  5,610,633 $  9,250,737
    Aurizon Holdings, Ltd.......................................  1,818,522    5,827,310
#   Australia & New Zealand Banking Group, Ltd.................. 10,445,267  190,144,169
    Bank of Queensland, Ltd.....................................  1,684,752   12,481,916
    Bendigo & Adelaide Bank, Ltd................................  2,091,342   16,433,752
    BlueScope Steel, Ltd........................................  3,397,511   31,040,911
    Boral, Ltd..................................................  3,286,517   11,889,633
    Crown Resorts, Ltd..........................................     89,944      783,772
    Downer EDI, Ltd.............................................  2,851,392   14,831,021
    Fortescue Metals Group, Ltd................................. 11,576,950   47,823,359
#   Harvey Norman Holdings, Ltd.................................  1,878,883    4,614,095
    Incitec Pivot, Ltd..........................................  7,668,070   18,507,533
    LendLease Group.............................................  1,329,871   11,844,207
    National Australia Bank, Ltd................................  1,886,002   32,749,759
    Newcrest Mining, Ltd........................................  1,390,917   24,745,498
    Oil Search, Ltd.............................................    377,979    2,152,090
*   Origin Energy, Ltd..........................................  4,438,936   23,191,712
    QBE Insurance Group, Ltd....................................  3,591,778   28,107,630
    Qube Holdings, Ltd..........................................     11,942       23,398
    Santos, Ltd.................................................  5,401,330   25,484,558
    South32, Ltd................................................ 16,666,560   42,645,716
    Star Entertainment Grp, Ltd. (The)..........................  3,962,068   12,820,119
    Suncorp Group, Ltd..........................................  2,432,536   23,006,203
    Tabcorp Holdings, Ltd.......................................  4,043,385   13,702,846
#   Westpac Banking Corp........................................    189,505    3,386,837
    Whitehaven Coal, Ltd........................................  4,495,686   16,267,860
    Woodside Petroleum, Ltd.....................................  2,587,772   64,729,024
    WorleyParsons, Ltd..........................................    648,053    6,564,634
                                                                            ------------
TOTAL AUSTRALIA.................................................             695,050,299
                                                                            ------------
AUSTRIA -- (0.0%)
    Raiffeisen Bank International AG............................    255,881    6,768,758
    Voestalpine AG..............................................     19,052      608,825
                                                                            ------------
TOTAL AUSTRIA...................................................               7,377,583
                                                                            ------------
BELGIUM -- (1.0%)
    Ageas.......................................................    593,769   27,608,113
    KBC Group NV................................................    565,642   38,401,432
    Solvay SA...................................................    314,975   34,291,256
    UCB SA......................................................    212,152   18,383,627
                                                                            ------------
TOTAL BELGIUM...................................................             118,684,428
                                                                            ------------
CANADA -- (8.3%)
#   AltaGas, Ltd................................................    455,083    4,658,371
#   ARC Resources, Ltd..........................................    908,544    6,568,876
    Bank of Montreal............................................  1,475,140  107,965,497
#   Bank of Nova Scotia (The)...................................    577,835   32,901,925
    Barrick Gold Corp...........................................  2,479,444   33,192,602
    Barrick Gold Corp...........................................    789,440   10,570,602
#   Bausch Health Cos., Inc.....................................  1,247,275   30,620,601
    Cameco Corp.................................................    468,671    5,678,483
    Cameco Corp.................................................    571,821    6,930,471
    Canadian Imperial Bank of Commerce..........................      5,977      506,790
    Canadian Natural Resources, Ltd.............................    496,828   13,336,218

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED



                                                                  SHARES      VALUE>>
                                                                 --------- --------------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd............................. 2,535,998 $   68,116,906
#   Cenovus Energy, Inc......................................... 2,110,053     16,437,313
    Crescent Point Energy Corp..................................   434,372      1,295,893
#   Crescent Point Energy Corp..................................   519,870      1,554,412
    Empire Co., Ltd., Class A...................................   428,096      9,624,381
    Encana Corp................................................. 1,615,618     11,090,890
    Encana Corp.................................................   846,145      5,821,478
    Fairfax Financial Holdings, Ltd.............................   102,684     48,573,568
    First Quantum Minerals, Ltd................................. 1,844,735     21,354,250
#   Genworth MI Canada, Inc.....................................   153,865      5,235,591
    Goldcorp, Inc............................................... 1,920,737     21,488,515
    Goldcorp, Inc...............................................   925,799     10,359,691
    Great-West Lifeco, Inc......................................   464,111      9,960,752
#   Husky Energy, Inc........................................... 1,715,497     20,354,350
*   IA Financial Crop., Inc.....................................   573,199     21,292,928
    Imperial Oil, Ltd...........................................   187,707      5,325,710
#   Imperial Oil, Ltd...........................................   431,174     12,284,147
*   Kinross Gold Corp........................................... 6,393,655     21,361,654
#   Linamar Corp................................................   182,108      7,060,072
    Lundin Mining Corp.......................................... 3,846,864     17,566,257
    Magna International, Inc....................................   706,081     37,358,746
    Manulife Financial Corp..................................... 2,086,627     33,523,875
    Manulife Financial Corp..................................... 1,426,447     22,937,268
    Metro, Inc..................................................    19,025        691,673
    Nutrien, Ltd................................................   601,359     31,162,413
*   Seven Generations Energy, Ltd., Class A.....................   767,641      5,959,084
    SNC-Lavalin Group, Inc......................................     8,672        241,360
    Sun Life Financial, Inc.....................................   925,794     33,397,493
    Sun Life Financial, Inc.....................................   439,783     15,871,768
    Suncor Energy, Inc.......................................... 3,145,721    101,461,725
    Suncor Energy, Inc.......................................... 1,113,291     35,981,565
    Teck Resources, Ltd., Class B............................... 1,355,792     33,019,022
    Teck Resources, Ltd., Class B............................... 1,867,648     45,495,905
    TMX Group, Ltd..............................................   135,224      8,146,681
    Tourmaline Oil Corp......................................... 1,225,804     16,717,841
*   Turquoise Hill Resources, Ltd............................... 1,692,690      2,834,140
*   Turquoise Hill Resources, Ltd...............................   127,382        212,728
    Wheaton Precious Metals Corp................................   255,537      5,386,720
    Whitecap Resources, Inc.....................................   361,739      1,219,608
    WSP Global, Inc.............................................    49,633      2,547,471
                                                                           --------------
TOTAL CANADA....................................................            1,023,256,280
                                                                           --------------
DENMARK -- (1.6%)
    AP Moller--Maersk A.S., Class A.............................     7,614      9,505,452
    AP Moller--Maersk A.S., Class B.............................     7,899     10,564,008
    Carlsberg A.S., Class B.....................................   288,439     33,021,682
    Danske Bank A.S.............................................   950,671     17,613,437
    DSV A.S.....................................................   281,831     22,492,452
    H Lundbeck A.S..............................................   217,057      9,530,933
    ISS A.S.....................................................   553,648     15,690,818
    Rockwool International A.S., Class B........................    21,183      5,681,618
#   Tryg A.S....................................................   150,042      3,828,070
    Vestas Wind Systems A.S.....................................   774,838     64,050,608
                                                                           --------------
TOTAL DENMARK...................................................              191,979,078
                                                                           --------------
FINLAND -- (0.8%)
    Fortum Oyj.................................................. 1,162,352     26,417,857
    Nokia Oyj................................................... 2,833,949     17,903,912

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE>>
                                                                 --------- --------------
FINLAND -- (Continued)
    Stora Enso Oyj, Class R..................................... 1,056,475 $   14,212,018
    UPM-Kymmene Oyj............................................. 1,258,242     36,541,533
TOTAL FINLAND...................................................               95,075,320
FRANCE -- (9.8%)
    Amundi SA...................................................    25,134      1,446,136
    Arkema SA...................................................   140,014     13,265,966
    AXA SA...................................................... 2,859,375     66,309,384
    BNP Paribas SA.............................................. 1,990,380     93,798,574
    Bollore SA.................................................. 1,707,770      7,044,775
    Bouygues SA................................................. 1,023,747     36,233,695
#   Carrefour SA................................................ 2,639,240     52,193,228
#   Casino Guichard Perrachon SA................................    97,923      4,818,138
    Cie de Saint-Gobain......................................... 1,519,817     52,445,824
    Cie Generale des Etablissements Michelin SCA................   567,109     61,600,448
    CNP Assurances..............................................   593,645     13,486,957
    Credit Agricole SA.......................................... 1,053,519     12,032,683
    Electricite de France SA.................................... 1,705,570     28,231,466
    Engie SA.................................................... 2,544,425     40,790,478
    Natixis SA.................................................. 3,268,907     16,756,682
    Orange SA................................................... 5,978,647     92,731,164
    Peugeot SA.................................................. 3,133,702     78,829,517
    Renault SA.................................................. 1,007,824     71,318,617
    Sanofi......................................................   355,985     30,941,461
    SCOR SE.....................................................   349,012     14,686,338
    Societe Generale SA......................................... 1,417,282     44,190,135
    Total SA.................................................... 6,786,891    372,064,972
                                                                           --------------
TOTAL FRANCE....................................................            1,205,216,638
                                                                           --------------
GERMANY -- (6.4%)
    Allianz SE, Sponsored ADR...................................   702,373     14,865,725
    BASF SE.....................................................    46,113      3,378,129
    Bayer AG....................................................   875,751     66,378,205
    Bayerische Motoren Werke AG................................. 1,225,665    103,262,721
*   Commerzbank AG.............................................. 3,217,449     23,157,183
    Continental AG..............................................    55,773      8,814,164
    Daimler AG.................................................. 3,530,733    209,156,843
    Deutsche Bank AG............................................ 1,938,873     17,235,253
    Deutsche Bank AG............................................ 1,679,248     14,911,722
    Deutsche Lufthansa AG....................................... 1,604,407     40,504,943
    Deutsche Telekom AG......................................... 1,633,202     26,557,260
    Evonik Industries AG........................................   444,408     12,153,911
    Fraport AG Frankfurt Airport Services Worldwide.............   189,662     14,989,731
    Hapag-Lloyd AG..............................................    24,436        616,942
    HeidelbergCement AG.........................................   659,319     45,655,954
*   Innogy SE...................................................   331,753     14,204,971
    METRO AG....................................................   392,239      6,637,819
    Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen...   209,938     46,849,816
    RWE AG...................................................... 2,147,015     53,399,760
*   Talanx AG...................................................   207,392      7,706,005
    Telefonica Deutschland Holding AG........................... 3,295,129     11,552,239
    Uniper SE...................................................   842,588     24,432,285
    Volkswagen AG...............................................   125,075     21,819,715
    Wacker Chemie AG............................................    14,750      1,560,452
                                                                           --------------
TOTAL GERMANY...................................................              789,801,748
                                                                           --------------
HONG KONG -- (3.3%)
    Bank of East Asia, Ltd. (The)...............................    26,800         90,398

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
HONG KONG -- (Continued)
    BOC Aviation, Ltd...........................................    616,300 $  5,240,415
    Cathay Pacific Airways, Ltd.................................  5,830,000    8,974,915
    CK Asset Holdings, Ltd......................................  2,590,500   21,808,915
    CK Hutchison Holdings, Ltd..................................  7,657,984   77,339,506
    Great Eagle Holdings, Ltd...................................     23,627      109,482
    Guoco Group, Ltd............................................      9,000      115,590
    Hang Lung Group, Ltd........................................  3,168,000    9,309,978
    Hang Lung Properties, Ltd...................................  5,009,000   10,967,921
    Henderson Land Development Co., Ltd.........................  2,051,350   11,661,342
    Hopewell Holdings, Ltd......................................    938,669    4,328,360
    Kerry Properties, Ltd.......................................  3,067,000   12,738,847
    Li & Fung, Ltd..............................................    110,000       18,696
    Melco International Development, Ltd........................    257,000      603,069
    MTR Corp., Ltd..............................................  1,958,002   10,950,641
    New World Development Co., Ltd.............................. 21,926,168   34,580,832
#   NWS Holdings, Ltd...........................................  3,343,400    7,646,129
    Shangri-La Asia, Ltd........................................  3,398,000    4,437,167
    Sino Land Co., Ltd..........................................  8,864,421   15,940,761
    SJM Holdings, Ltd...........................................  5,295,000    5,592,213
    Sun Hung Kai Properties, Ltd................................  4,291,920   71,986,429
    Swire Pacific, Ltd., Class A................................  2,580,500   30,561,407
    Swire Pacific, Ltd., Class B................................  3,385,000    6,049,583
    WH Group, Ltd...............................................  8,773,000    7,523,163
    Wharf Holdings, Ltd. (The)..................................  5,693,990   17,210,089
    Wheelock & Co., Ltd.........................................  3,296,000   21,129,412
    Yue Yuen Industrial Holdings, Ltd...........................  2,988,500   10,193,224
                                                                            ------------
TOTAL HONG KONG.................................................             407,108,484
                                                                            ------------
IRELAND -- (0.3%)
    AIB Group P.L.C.............................................    562,771    2,519,350
    Bank of Ireland Group P.L.C.................................  2,070,103   12,421,807
    CRH P.L.C...................................................    293,793    8,456,708
    CRH P.L.C., Sponsored ADR...................................    198,709    5,730,768
    Paddy Power Betfair P.L.C...................................     84,434    6,896,747
                                                                            ------------
TOTAL IRELAND...................................................              36,025,380
                                                                            ------------
ISRAEL -- (0.5%)
    Bank Hapoalim BM............................................  2,736,994   18,551,906
    Bank Leumi Le-Israel BM.....................................  3,469,478   22,938,095
*   First International Bank Of Israel, Ltd.....................     86,561    2,049,569
    Israel Discount Bank, Ltd., Class A.........................  3,384,911   11,971,885
#   Mizrahi Tefahot Bank, Ltd...................................     96,794    1,800,639
                                                                            ------------
TOTAL ISRAEL....................................................              57,312,094
                                                                            ------------
ITALY -- (1.7%)
    Assicurazioni Generali SpA..................................  1,390,634   24,346,194
    Eni SpA.....................................................    291,967    4,950,540
*   Fiat Chrysler Automobiles NV................................  1,362,616   23,316,923
*   Fiat Chrysler Automobiles NV................................  1,290,637   22,211,863
    Intesa Sanpaolo SpA......................................... 20,203,775   46,228,726
    Mediobanca Banca di Credito Finanziario SpA.................  1,196,756   10,429,428
*   Telecom Italia SpA.......................................... 63,812,045   35,505,323
*   Telecom Italia SpA, Sponsored ADR...........................  1,847,002   10,140,041
    UniCredit SpA...............................................  3,293,998   38,080,168
                                                                            ------------
TOTAL ITALY.....................................................             215,209,206
                                                                            ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
JAPAN -- (22.5%)
    AGC, Inc....................................................   895,500 $ 30,348,759
    Aisin Seiki Co., Ltd........................................   386,400   15,276,169
    Alfresa Holdings Corp.......................................    57,600    1,587,533
    Amada Holdings Co., Ltd.....................................   907,100    9,129,840
    Aoyama Trading Co., Ltd.....................................    33,200      829,587
    Aozora Bank, Ltd............................................    58,300    1,795,658
    Asahi Kasei Corp............................................   115,700    1,269,508
    Bank of Kyoto, Ltd. (The)...................................   113,679    4,832,480
    Brother Industries, Ltd.....................................   100,900    1,702,785
    Canon Marketing Japan, Inc..................................   163,400    3,164,919
    Chiba Bank, Ltd. (The)...................................... 1,064,000    6,476,687
    Chugoku Bank, Ltd. (The)....................................   256,900    2,358,666
    Citizen Watch Co., Ltd...................................... 1,284,600    6,857,040
    Coca-Cola Bottlers Japan Holdings, Inc......................   395,157   12,205,691
    Concordia Financial Group, Ltd.............................. 2,530,100   10,435,792
    Cosmo Energy Holdings Co., Ltd..............................    52,200    1,181,785
    Credit Saison Co., Ltd......................................   393,600    5,186,495
    Dai Nippon Printing Co., Ltd................................   474,300   10,977,676
    Daicel Corp................................................. 1,087,400   11,405,004
    Daido Steel Co., Ltd........................................   112,900    4,719,456
    Dai-ichi Life Holdings, Inc................................. 1,805,447   29,315,026
#   Daio Paper Corp.............................................    39,000      501,138
    Daiwa Securities Group, Inc................................. 4,606,000   22,971,301
    DeNA Co., Ltd...............................................   275,400    4,872,947
    Denka Co., Ltd..............................................   234,800    7,553,102
    Denso Corp..................................................   525,000   24,148,249
#   DIC Corp....................................................   361,500   11,589,280
    Dowa Holdings Co., Ltd......................................   189,000    6,055,196
    Ebara Corp..................................................   278,900    7,698,075
    Fuji Media Holdings, Inc....................................    52,200      772,316
    FUJIFILM Holdings Corp......................................   476,800   20,486,255
    Fukuoka Financial Group, Inc................................   386,600    8,540,929
    Fukuyama Transporting Co., Ltd..............................    50,893    2,046,790
    Furukawa Electric Co., Ltd..................................   392,700   11,778,791
    Fuyo General Lease Co., Ltd.................................     5,300      264,753
    Glory, Ltd..................................................   185,800    4,615,947
    GS Yuasa Corp...............................................    11,000      229,605
    Gunma Bank, Ltd. (The)......................................   661,596    2,916,071
    H2O Retailing Corp..........................................   331,600    4,666,841
    Hachijuni Bank, Ltd. (The)..................................   622,531    2,756,535
    Hankyu Hanshin Holdings, Inc................................   676,200   24,136,744
    Haseko Corp.................................................    39,700      440,326
    Heiwa Corp..................................................   161,400    3,410,138
    Hiroshima Bank, Ltd. (The)..................................   381,000    2,205,314
    Hitachi Capital Corp........................................   199,000    4,535,304
    Hitachi Chemical Co., Ltd...................................   413,300    6,817,243
    Hitachi Metals, Ltd......................................... 1,026,900   11,552,633
    Hitachi Transport System, Ltd...............................    85,800    2,396,069
    Hitachi, Ltd................................................ 2,689,700   84,613,862
    Hokuhoku Financial Group, Inc...............................   191,900    2,199,858
    Honda Motor Co., Ltd., Sponsored ADR........................    26,040      783,023
    Honda Motor Co., Ltd........................................ 4,590,300  137,809,771
    House Foods Group, Inc......................................    41,100    1,430,893
    Ibiden Co., Ltd.............................................   507,300    7,395,273
    Idemitsu Kosan Co., Ltd.....................................   531,496   18,755,124
#   Iida Group Holdings Co., Ltd................................   655,750   11,933,882
    Inpex Corp.................................................. 2,842,483   27,323,137
    Isetan Mitsukoshi Holdings, Ltd.............................   606,900    6,245,856
    ITOCHU Corp.................................................   365,500    6,704,804

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
JAPAN -- (Continued)
    Itoham Yonekyu Holdings, Inc................................    177,200 $ 1,127,347
    Iyo Bank, Ltd. (The)........................................    492,300   2,720,398
    J Front Retailing Co., Ltd..................................  1,025,800  11,757,988
    Japan Post Holdings Co., Ltd................................  1,147,210  14,102,665
    JFE Holdings, Inc...........................................  1,980,900  34,918,133
    JSR Corp....................................................    706,100  11,416,521
    JTEKT Corp..................................................    980,500  12,734,897
    JXTG Holdings, Inc..........................................  9,040,403  49,379,849
    Kamigumi Co., Ltd...........................................    342,200   7,575,659
    Kandenko Co., Ltd...........................................    402,500   3,781,052
    Kaneka Corp.................................................    250,708   9,801,397
    Kawasaki Heavy Industries, Ltd..............................    677,300  17,063,651
*   Kawasaki Kisen Kaisha, Ltd..................................     56,899     742,485
    Kinden Corp.................................................    222,800   3,659,847
    Kobe Steel, Ltd.............................................  1,581,200  12,702,123
    Kokuyo Co., Ltd.............................................    160,600   2,345,269
    Konica Minolta, Inc.........................................  2,140,500  21,552,707
    K's Holdings Corp...........................................    335,100   3,338,792
    Kuraray Co., Ltd............................................  1,529,300  23,518,540
    Kurita Water Industries, Ltd................................      7,500     190,675
    Kyocera Corp................................................    295,200  16,626,468
    Kyushu Financial Group, Inc.................................    638,149   2,599,643
    Lintec Corp.................................................      9,400     208,157
    LIXIL Group Corp............................................  1,241,600  18,284,801
    Mabuchi Motor Co., Ltd......................................     81,200   2,848,097
    Maeda Corp..................................................    377,800   3,732,311
    Maeda Road Construction Co., Ltd............................     10,100     196,647
    Marubeni Corp...............................................  2,754,500  21,470,214
    Maruichi Steel Tube, Ltd....................................     15,500     497,862
    Mazda Motor Corp............................................  2,878,100  31,852,609
    Mebuki Financial Group, Inc.................................  1,258,420   3,528,364
    Medipal Holdings Corp.......................................    259,850   5,997,630
    Mitsubishi Chemical Holdings Corp...........................  2,448,300  21,039,544
    Mitsubishi Corp.............................................  2,342,100  68,642,775
    Mitsubishi Gas Chemical Co., Inc............................    727,100  11,500,277
    Mitsubishi Heavy Industries, Ltd............................  1,070,100  41,376,093
    Mitsubishi Logistics Corp...................................     89,600   2,295,480
    Mitsubishi Materials Corp...................................    518,200  14,833,781
    Mitsubishi Tanabe Pharma Corp...............................     97,700   1,530,625
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR.........  4,407,514  23,712,425
    Mitsubishi UFJ Financial Group, Inc......................... 12,360,306  66,299,662
    Mitsubishi UFJ Lease & Finance Co., Ltd.....................  1,638,400   8,386,799
    Mitsui & Co., Ltd., Sponsored ADR...........................     11,723   3,824,687
    Mitsui & Co., Ltd...........................................  1,156,000  18,886,633
    Mitsui Chemicals, Inc.......................................    823,660  20,677,975
    Mitsui Fudosan Co., Ltd.....................................     27,500     668,108
    Mitsui OSK Lines, Ltd.......................................    546,400  13,652,325
    Mizuho Financial Group, Inc................................. 28,808,800  47,285,532
    Mizuho Financial Group, Inc., ADR...........................     64,489     204,430
    MS&AD Insurance Group Holdings, Inc.........................    604,553  17,896,914
    Nagase & Co., Ltd...........................................    251,300   3,678,195
    NEC Corp....................................................  1,232,410  41,415,098
    NGK Spark Plug Co., Ltd.....................................     16,000     344,735
    NH Foods, Ltd...............................................    435,967  17,251,846
    NHK Spring Co., Ltd.........................................    883,400   8,195,679
#   Nikon Corp..................................................     31,200     533,471
    Nippo Corp..................................................    285,900   5,457,541
    Nippon Electric Glass Co., Ltd..............................    232,300   6,469,236
    Nippon Express Co., Ltd.....................................    309,824  19,605,989

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
JAPAN -- (Continued)
    Nippon Kayaku Co., Ltd......................................   162,000 $  2,039,840
#   Nippon Paper Industries Co., Ltd............................   475,600    9,325,647
    Nippon Shokubai Co., Ltd....................................   115,900    7,682,395
    Nippon Steel & Sumitomo Metal Corp.......................... 2,142,693   39,679,062
    Nippon Yusen K.K............................................   771,300   12,913,148
    Nipro Corp..................................................   136,100    1,826,471
    Nishi-Nippon Financial Holdings, Inc........................    27,400      247,130
    Nissan Motor Co., Ltd....................................... 6,443,700   55,029,166
#   Nisshinbo Holdings, Inc.....................................   493,000    4,300,979
    NOK Corp....................................................   423,620    6,841,825
    Nomura Holdings, Inc........................................ 6,639,602   25,926,463
    Nomura Real Estate Holdings, Inc............................   521,500   10,128,353
    NSK, Ltd.................................................... 1,136,400   11,084,192
    NTN Corp.................................................... 1,823,100    5,990,930
    Obayashi Corp............................................... 2,342,282   22,287,456
    Oji Holdings Corp........................................... 3,422,700   19,819,446
    ORIX Corp................................................... 3,324,900   50,152,174
    Rengo Co., Ltd..............................................   899,500    7,874,010
    Resona Holdings, Inc........................................ 2,696,600   13,624,794
    Ricoh Co., Ltd.............................................. 2,004,400   21,352,627
    Rohm Co., Ltd...............................................    70,700    4,989,976
    Sankyo Co., Ltd.............................................    26,400    1,023,159
    Sawai Pharmaceutical Co., Ltd...............................     7,500      386,490
    Sega Sammy Holdings, Inc....................................    52,200      735,659
    Seino Holdings Co., Ltd.....................................   481,500    6,656,642
#   Sekisui House, Ltd.......................................... 2,745,400   41,031,079
#   Shimamura Co., Ltd..........................................    73,300    6,347,469
    Shimizu Corp................................................   746,000    6,348,606
    Shinsei Bank, Ltd...........................................   313,400    4,243,172
    Shizuoka Bank, Ltd. (The)...................................   851,000    7,120,572
    Sojitz Corp................................................. 3,995,200   15,360,492
    Sompo Holdings, Inc.........................................   208,010    7,842,848
    Sumitomo Bakelite Co., Ltd..................................     3,400      126,772
    Sumitomo Chemical Co., Ltd.................................. 7,962,000   41,534,445
    Sumitomo Corp............................................... 1,489,000   23,054,967
    Sumitomo Electric Industries, Ltd........................... 3,161,100   45,040,441
    Sumitomo Forestry Co., Ltd..................................   598,600    7,807,569
    Sumitomo Heavy Industries, Ltd..............................   524,600   17,796,072
    Sumitomo Metal Mining Co., Ltd..............................   961,164   27,799,639
    Sumitomo Mitsui Financial Group, Inc........................ 2,857,600  106,308,344
    Sumitomo Mitsui Trust Holdings, Inc.........................   355,443   13,463,977
#   Sumitomo Osaka Cement Co., Ltd..............................    16,700      740,964
    Sumitomo Rubber Industries, Ltd.............................   770,500   10,710,094
    Suzuken Co., Ltd............................................    17,900      939,850
    T&D Holdings, Inc...........................................   934,100   11,595,993
    Taiheiyo Cement Corp........................................   528,721   18,152,971
    Taiyo Yuden Co., Ltd........................................   267,400    4,712,079
    Takashimaya Co., Ltd........................................   463,917    6,304,563
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR...............   437,168    8,730,238
    Takeda Pharmaceutical Co., Ltd..............................   246,632    9,957,333
    TDK Corp....................................................    50,600    4,004,280
    Teijin, Ltd.................................................   855,090   14,778,414
    THK Co., Ltd................................................   197,800    4,725,597
    Toda Corp...................................................   717,800    4,590,208
#   Toho Holdings Co., Ltd......................................    87,200    2,135,986
    Tokai Rika Co., Ltd.........................................   170,600    3,035,369
    Tokio Marine Holdings, Inc..................................    11,719      573,829
    Tokyo Broadcasting System Holdings, Inc.....................    56,000      971,989
    Tokyo Tatemono Co., Ltd.....................................   870,300   10,582,666

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE>>
                                                                 --------- --------------
JAPAN -- (Continued)
    Tokyu Fudosan Holdings Corp................................. 2,556,700 $   13,929,007
    Toppan Printing Co., Ltd....................................   656,900     10,765,940
    Toray Industries, Inc.......................................   114,200        846,347
    Tosoh Corp.................................................. 1,241,700     17,635,295
    Toyo Seikan Group Holdings, Ltd.............................   503,949     11,343,577
    Toyoda Gosei Co., Ltd.......................................   310,400      6,791,209
    Toyota Industries Corp......................................   218,000     10,799,950
    Toyota Motor Corp., Sponsored ADR...........................   218,033     26,855,125
    Toyota Motor Corp........................................... 4,137,890    254,687,492
    Toyota Tsusho Corp..........................................   521,600     16,589,869
    TS Tech Co., Ltd............................................   130,100      3,914,298
    TV Asahi Holdings Corp......................................    31,700        587,018
    Ube Industries, Ltd.........................................   504,100     11,399,125
    Universal Entertainment Corp................................    32,900        990,075
    Wacoal Holdings Corp........................................    69,200      1,876,504
#   Yamada Denki Co., Ltd....................................... 1,863,600      9,177,276
    Yamaguchi Financial Group, Inc..............................   399,348      4,059,502
    Yamato Kogyo Co., Ltd.......................................    51,100      1,334,436
    Yokohama Rubber Co., Ltd. (The).............................   563,500     11,952,323
    Zeon Corp...................................................   404,300      4,156,768
                                                                           --------------
TOTAL JAPAN.....................................................            2,764,226,641
                                                                           --------------
NETHERLANDS -- (3.7%)
    ABN AMRO Group NV........................................... 1,258,969     31,393,594
#   Aegon NV.................................................... 4,516,137     23,265,957
#   Aegon NV....................................................   503,770      2,604,491
*   Akzo Nobel NV...............................................    29,483      2,537,495
    ArcelorMittal............................................... 1,780,735     41,130,033
#   ArcelorMittal...............................................   726,121     17,063,846
    ASR Nederland NV............................................   160,842      6,784,014
*   Coca-Cola European Partners P.L.C...........................    24,638      1,156,190
#   ING Groep NV, Sponsored ADR.................................   921,132     10,933,837
    ING Groep NV................................................ 6,111,967     72,523,429
    Koninklijke Ahold Delhaize NV............................... 5,195,538    136,882,167
#   Koninklijke DSM NV..........................................   650,107     60,795,485
    Koninklijke Philips NV......................................   112,726      4,444,230
    Koninklijke Philips NV......................................    13,510        532,699
    Koninklijke Vopak NV........................................    56,975      2,895,419
    NN Group NV.................................................   827,562     34,945,745
    Randstad NV.................................................    60,984      2,939,699
                                                                           --------------
TOTAL NETHERLANDS...............................................              452,828,330
                                                                           --------------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd........................................ 2,720,019      5,289,579
    Auckland International Airport, Ltd......................... 1,857,787      9,455,380
    EBOS Group, Ltd.............................................    51,086        765,916
#*  Fletcher Building, Ltd...................................... 1,637,344      5,660,184
#   Fonterra Co-operative Group, Ltd............................   256,219        839,870
    SKYCITY Entertainment Group, Ltd............................   266,175        707,415
                                                                           --------------
TOTAL NEW ZEALAND...............................................               22,718,344
                                                                           --------------
NORWAY -- (0.8%)
    Aker ASA, Class A...........................................    24,252      1,707,109
    Austevoll Seafood ASA.......................................    90,175      1,151,575
    DNB ASA..................................................... 2,105,139     37,364,578
    Equinor ASA.................................................   106,659      2,438,884
    Norsk Hydro ASA............................................. 4,979,071     23,083,099
    Norsk Hydro ASA, Sponsored ADR..............................    46,000        214,590

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
NORWAY -- (Continued)
    SpareBank 1 SR-Bank ASA.....................................    354,848 $  3,841,674
    Storebrand ASA..............................................  1,436,496   11,009,094
#   Subsea 7 SA.................................................  1,039,429   11,794,725
    Yara International ASA......................................    295,490   12,218,846
                                                                            ------------
TOTAL NORWAY....................................................             104,824,174
                                                                            ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA...........................................    541,158    4,875,072
                                                                            ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.............................................  8,246,300   20,444,368
    City Developments, Ltd......................................  1,714,600   11,735,407
    Frasers Property, Ltd.......................................    492,700      663,344
    Golden Agri-Resources, Ltd.................................. 13,962,500    2,634,890
    Hongkong Land Holdings, Ltd.................................  1,112,100    8,000,333
    Hutchison Port Holdings Trust............................... 16,251,500    4,076,282
    Keppel Corp., Ltd...........................................  6,280,000   28,556,446
    Olam International, Ltd.....................................    480,500      661,019
    Sembcorp Industries, Ltd....................................  5,691,700   10,980,533
    Singapore Airlines, Ltd.....................................  2,967,000   21,314,893
#   Singapore Press Holdings, Ltd...............................  2,135,700    3,989,522
    United Industrial Corp., Ltd................................  1,610,370    3,575,519
    UOL Group, Ltd..............................................  1,203,774    5,957,168
#   Wilmar International, Ltd...................................  5,258,600   13,024,269
                                                                            ------------
TOTAL SINGAPORE.................................................             135,613,993
                                                                            ------------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd..........................................     83,277    1,802,343
    Old Mutual, Ltd.............................................    623,967    1,082,425
                                                                            ------------
TOTAL SOUTH AFRICA..............................................               2,884,768
                                                                            ------------
SPAIN -- (2.5%)
#   Banco Bilbao Vizcaya Argentaria SA..........................  2,775,223   16,471,360
    Banco de Sabadell SA........................................ 18,523,466   21,239,075
#   Banco Santander SA.......................................... 38,987,111  184,901,527
    Banco Santander SA, Sponsored ADR...........................     71,002      336,550
#   Bankia SA...................................................  1,716,143    5,002,513
    Repsol SA...................................................  4,251,370   74,624,499
                                                                            ------------
TOTAL SPAIN.....................................................             302,575,524
                                                                            ------------
SWEDEN -- (2.7%)
#   BillerudKorsnas AB..........................................    345,584    4,364,156
    Boliden AB..................................................  1,195,043   29,909,827
    Dometic Group AB............................................    114,399      816,227
    Getinge AB, Class B.........................................    559,676    6,319,454
#   Holmen AB, Class A..........................................      5,562      119,446
#   Holmen AB, Class B..........................................    476,284   10,206,896
    Husqvarna AB, Class B.......................................    132,968    1,016,300
#   ICA Gruppen AB..............................................    156,697    5,511,299
#   Intrum AB...................................................    152,893    4,369,249
    Millicom International Cellular SA..........................    133,262    8,346,295
    Nordea Bank Abp.............................................  5,948,664   54,140,475
    Pandox AB...................................................     67,965    1,183,295
    Skandinaviska Enskilda Banken AB, Class A...................  4,478,462   47,008,805
#   Skandinaviska Enskilda Banken AB, Class C...................     28,685      310,710
    SKF AB, Class B.............................................    640,955   10,796,380
    SSAB AB, Class A............................................    546,342    2,165,752

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ---------- --------------
SWEDEN -- (Continued)
    SSAB AB, Class B............................................  1,359,160 $    4,550,760
    Svenska Cellulosa AB SCA, Class A...........................     63,918        579,722
    Svenska Cellulosa AB SCA, Class B...........................  1,808,173     15,904,641
#   Svenska Handelsbanken AB, Class A...........................  2,468,745     26,847,230
#   Svenska Handelsbanken AB, Class B...........................     33,811        391,129
    Swedbank AB, Class A........................................  1,115,007     25,328,989
    Tele2 AB, Class B...........................................    190,844      2,389,233
    Telefonaktiebolaget LM Ericsson, Class A....................     28,098        253,426
    Telefonaktiebolaget LM Ericsson, Class B....................  2,547,050     22,703,051
    Telia Co. AB................................................  7,857,507     34,242,623
    Trelleborg AB, Class B......................................    554,061      9,332,796
                                                                            --------------
TOTAL SWEDEN....................................................               329,108,166
                                                                            --------------
SWITZERLAND -- (8.2%)
    Adecco Group AG.............................................    683,506     34,251,174
    Baloise Holding AG..........................................    183,510     28,421,641
    Banque Cantonale Vaudoise...................................      2,723      2,159,497
    Cie Financiere Richemont SA.................................  1,119,894     77,191,936
    Clariant AG.................................................  1,326,060     26,339,601
    Credit Suisse Group AG......................................  1,363,427     16,572,924
#   Credit Suisse Group AG, Sponsored ADR.......................  1,052,790     12,749,287
    Dufry AG....................................................    159,126     15,915,111
    Flughafen Zurich AG.........................................     44,330      7,830,383
    Helvetia Holding AG.........................................      2,332      1,380,631
    Julius Baer Group, Ltd......................................    716,015     28,778,241
    LafargeHolcim, Ltd..........................................    853,272     40,127,479
    LafargeHolcim, Ltd..........................................    375,078     17,536,429
    Lonza Group AG..............................................     16,770      4,430,602
#   Novartis AG, Sponsored ADR..................................    469,577     41,097,379
    Novartis AG.................................................  2,725,487    237,937,095
#   Swatch Group AG (The).......................................    144,166     41,298,064
    Swatch Group AG (The).......................................    195,503     10,878,209
    Swiss Life Holding AG.......................................    104,266     43,015,053
    Swiss Prime Site AG.........................................    114,883      9,732,081
    Swiss Re AG.................................................    429,701     41,210,315
    Swisscom AG.................................................     46,912     22,485,027
    UBS Group AG................................................  6,275,625     81,355,304
#   UBS Group AG................................................  1,233,581     15,987,210
    Vifor Pharma AG.............................................     32,760      4,169,500
    Zurich Insurance Group AG...................................    445,436    139,801,292
                                                                            --------------
TOTAL SWITZERLAND...............................................             1,002,651,465
                                                                            --------------
UNITED KINGDOM -- (15.1%)
    3i Group P.L.C..............................................    796,855      8,893,483
#   Anglo American P.L.C........................................  5,385,700    137,635,734
    Antofagasta P.L.C...........................................    246,621      2,819,354
    Aviva P.L.C................................................. 15,461,421     84,088,628
#   Barclays P.L.C., Sponsored ADR..............................  6,073,550     50,774,878
    Barclays P.L.C..............................................  2,226,517      4,640,847
    Barratt Developments P.L.C..................................  3,876,761     27,420,812
    BP P.L.C., Sponsored ADR....................................  5,168,984    212,548,622
    British American Tobacco P.L.C., Sponsored ADR..............    413,928     14,603,380
    British American Tobacco P.L.C..............................  1,339,596     47,220,808
    Glencore P.L.C.............................................. 26,644,244    108,344,052
    GVC Holdings P.L.C..........................................     69,102        608,912
    HSBC Holdings P.L.C......................................... 13,602,549    114,536,839
#   HSBC Holdings P.L.C., Sponsored ADR.........................  2,687,511    113,224,838
    Investec P.L.C..............................................    689,402      4,431,357

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CONTINUED


                                                                     SHARES        VALUE>>
                                                                   ----------- ---------------
UNITED KINGDOM -- (Continued)
      J Sainsbury P.L.C...........................................   8,162,535 $    30,564,209
      John Wood Group P.L.C.......................................     927,122       6,580,138
      Kingfisher P.L.C............................................   8,242,918      24,080,459
      Lloyds Banking Group P.L.C.................................. 178,279,771     135,914,159
      Lloyds Banking Group P.L.C., ADR............................   1,479,223       4,482,046
      Mediclinic International P.L.C..............................     113,380         468,246
#     Melrose Industries P.L.C....................................   4,107,208       9,103,742
      Micro Focus International P.L.C.............................     246,462       4,698,819
#     Micro Focus International P.L.C., Sponsored ADR.............     200,616       3,831,766
#     Pearson P.L.C...............................................     748,020       8,893,135
#     Pearson P.L.C., Sponsored ADR...............................   1,119,256      13,296,761
      Royal Bank of Scotland Group P.L.C..........................   5,339,387      16,937,665
#     Royal Bank of Scotland Group P.L.C., Sponsored ADR..........     938,936       6,037,358
      Royal Dutch Shell P.L.C., Class A...........................     122,471       3,796,653
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............   2,854,473     176,206,595
      Royal Dutch Shell P.L.C., Sponsored ADR, Class B............   3,006,785     188,826,098
      Royal Mail P.L.C............................................   3,005,342      10,589,078
      Standard Chartered P.L.C....................................   4,909,664      39,596,989
      Standard Life Aberdeen P.L.C................................   1,614,944       5,338,977
      Vodafone Group P.L.C........................................  58,351,986     106,421,343
      Vodafone Group P.L.C., Sponsored ADR........................   4,011,201      73,164,311
      Wm Morrison Supermarkets P.L.C..............................   9,246,360      28,434,023
#     WPP P.L.C., Sponsored ADR...................................      76,303       4,372,162
      WPP P.L.C...................................................   1,396,545      15,981,372
                                                                               ---------------
TOTAL UNITED KINGDOM..............................................               1,849,408,648
                                                                               ---------------
UNITED STATES -- (0.3%)
      Linde P.L.C.................................................     201,318      32,651,717
                                                                               ---------------
TOTAL COMMON STOCKS...............................................              11,846,463,380
                                                                               ---------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Bayerische Motoren Werke AG.................................     132,622       9,802,450
      Porsche Automobil Holding SE................................     322,304      20,958,453
      Volkswagen AG...............................................     689,777     117,652,932
                                                                               ---------------
TOTAL GERMANY.....................................................                 148,413,835
                                                                               ---------------
TOTAL INVESTMENT SECURITIES.......................................              11,994,877,215
                                                                               ---------------

                                                                                   VALUE+
                                                                               ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  DFA Short Term Investment Fund..............................  24,453,841     282,955,399
                                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $11,994,230,899)^^....................................             $12,277,832,614
                                                                               ===============

As of January 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                                              UNREALIZED
                                              NUMBER OF EXPIRATION  NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                   CONTRACTS    DATE      VALUE        VALUE     (DEPRECIATION)
-----------                                   --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future.......................     44     03/15/19  $ 3,909,416 $  4,021,820   $  112,404
S&P 500(R)/ /Emini Index.....................    724     03/15/19   92,434,546   97,902,900    5,468,354
                                                                   ----------- ------------   ----------
TOTAL FUTURES CONTRACTS......................                      $96,343,962 $101,924,720   $5,580,758
                                                                   =========== ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                               -------------- --------------- -------- ---------------
Common Stocks
   Australia..................             -- $   695,050,299       -- $   695,050,299
   Austria....................             --       7,377,583       --       7,377,583
   Belgium....................             --     118,684,428       --     118,684,428
   Canada..................... $1,023,256,280              --       --   1,023,256,280
   Denmark....................             --     191,979,078       --     191,979,078
   Finland....................             --      95,075,320       --      95,075,320
   France.....................             --   1,205,216,638       --   1,205,216,638
   Germany....................     29,777,447     760,024,301       --     789,801,748
   Hong Kong..................             --     407,108,484       --     407,108,484
   Ireland....................      5,730,768      30,294,612       --      36,025,380
   Israel.....................             --      57,312,094       --      57,312,094
   Italy......................     32,351,904     182,857,302       --     215,209,206
   Japan......................     64,109,928   2,700,116,713       --   2,764,226,641
   Netherlands................     31,134,873     421,693,457       --     452,828,330
   New Zealand................             --      22,718,344       --      22,718,344
   Norway.....................        214,590     104,609,584       --     104,824,174
   Portugal...................             --       4,875,072       --       4,875,072
   Singapore..................             --     135,613,993       --     135,613,993
   South Africa...............             --       2,884,768       --       2,884,768
   Spain......................        336,550     302,238,974       --     302,575,524
   Sweden.....................             --     329,108,166       --     329,108,166
   Switzerland................     69,833,876     932,817,589       --   1,002,651,465
   United Kingdom.............    861,368,815     988,039,833       --   1,849,408,648
   United States..............     32,651,717              --       --      32,651,717
Preferred Stocks
   Germany....................             --     148,413,835       --     148,413,835
Securities Lending Collateral.             --     282,955,399       --     282,955,399
Futures Contracts**...........      5,580,758              --       --       5,580,758
                               -------------- --------------- -------- ---------------
TOTAL......................... $2,156,347,506 $10,127,065,866       -- $12,283,413,372
                               ============== =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  SHARES    VALUE>>
                                                                 --------- ----------
COMMON STOCKS -- (96.5%)
COMMUNICATION SERVICES -- (3.0%)
#   Aeria, Inc..................................................    67,000 $  343,947
    Akatsuki, Inc...............................................    26,400  1,513,377
#*  AlphaPolis Co., Ltd.........................................    11,300    245,515
    Amuse, Inc..................................................    79,798  1,770,819
    AOI TYO Holdings, Inc.......................................   163,731  1,270,752
    Asahi Broadcasting Group Holdings Corp......................    70,000    452,869
    Asahi Net, Inc..............................................    79,700    370,263
#   Ateam, Inc..................................................   102,000  1,639,686
#*  Atrae, Inc..................................................    42,100    857,087
    Avex, Inc...................................................   286,800  3,856,781
#*  Bengo4.com, Inc.............................................    36,300  1,285,785
    CareerIndex, Inc............................................    47,400    523,495
    Carta Holdings, Inc.........................................    54,800    545,777
#   Ceres, Inc..................................................    18,800    267,804
    COLOPL, Inc.................................................   387,800  2,804,685
#*  COOKPAD, Inc................................................   157,300    442,421
#*  Cyberstep, Inc..............................................    30,700    305,119
#   Dip Corp....................................................   262,400  4,790,227
*   eBook Initiative Japan Co., Ltd.............................     9,100    126,372
#   Extreme Co., Ltd............................................    17,300    561,908
    F@N Communications, Inc.....................................   363,700  1,846,205
#   Faith, Inc..................................................    54,410    421,711
#   Freebit Co., Ltd............................................    75,400    616,269
#*  Full Speed, Inc.............................................    41,900    220,860
    Gakken Holdings Co., Ltd....................................    40,000  1,498,401
    Gree, Inc...................................................   980,600  4,451,937
#*  GungHo Online Entertainment, Inc............................   784,600  1,852,552
    Gurunavi, Inc...............................................   217,800  1,462,909
#   IMAGICA GROUP, Inc..........................................   110,000    533,941
    Intage Holdings, Inc........................................   260,600  2,072,220
    Internet Initiative Japan, Inc..............................   193,800  4,567,393
*   Itokuro, Inc................................................    54,700  1,679,615
*   Kadokawa Dwango.............................................   180,416  1,958,566
#   Kamakura Shinsho, Ltd.......................................    95,300  1,240,596
#*  KLab, Inc...................................................   182,000  1,542,334
    LIFULL Co., Ltd.............................................   437,400  2,880,897
    Macromill, Inc..............................................   246,300  3,509,879
#   MarkLines Co., Ltd..........................................    64,500    833,078
    Marvelous, Inc..............................................   239,300  2,068,803
#   Members Co., Ltd............................................    45,500    466,108
#   Mixi, Inc...................................................   236,600  5,997,850
#*  Mobile Factory, Inc.........................................    27,700    384,624
    MTI, Ltd....................................................   196,800  1,141,429
#*  Mynet, Inc..................................................    28,400    457,705
    Okinawa Cellular Telephone Co...............................    82,600  2,928,714
#*  OPT Holding, Inc............................................     8,900    130,265
    Proto Corp..................................................    91,800  1,280,080
    Septeni Holdings Co., Ltd...................................    20,900     37,562
#*  Sharingtechnology, Inc......................................    24,900    308,225
    Shobunsha Publications, Inc.................................   258,500  1,070,328
    SKY Perfect JSAT Holdings, Inc.............................. 1,124,500  4,952,593
#   SoldOut, Inc................................................     2,800    100,150
#*  Synchro Food Co., Ltd.......................................    53,700    322,076
    Toei Animation Co., Ltd.....................................    80,700  3,495,767

THE JAPANESE SMALL COMPANY SERIES
CONTINUED



                                                                 SHARES    VALUE>>
                                                                 ------- ------------
COMMUNICATION SERVICES -- (Continued)
    Toei Co., Ltd...............................................  51,300 $  6,313,071
    Tohokushinsha Film Corp.....................................  87,200      500,227
    Tow Co., Ltd................................................ 135,400      887,339
    TV Asahi Holdings Corp......................................   1,700       31,480
    Tv Tokyo Holdings Corp...................................... 103,500    2,189,957
#*  Usen-Next Holdings Co., Ltd................................. 101,100      903,387
    ValueCommerce Co., Ltd...................................... 126,500    1,973,732
#*  V-Cube, Inc................................................. 120,000      409,962
    Vector, Inc................................................. 198,800    2,591,127
*   Vision, Inc.................................................  48,900    1,843,897
#   WirelessGate, Inc...........................................  42,700      198,747
    Wowow, Inc..................................................  42,100    1,096,123
*   Zappallas, Inc..............................................  55,900      192,314
    Zenrin Co., Ltd............................................. 283,250    7,184,468
*   ZIGExN Co., Ltd............................................. 445,100    2,341,756
                                                                         ------------
TOTAL COMMUNICATION SERVICES....................................          110,963,918
                                                                         ------------
CONSUMER DISCRETIONARY -- (18.3%)
#   Adastria Co., Ltd........................................... 166,840    3,065,952
#   Adventure, Inc..............................................  12,300      778,227
#   Aeon Fantasy Co., Ltd.......................................  60,032    1,432,260
*   AGORA Hospitality Group Co., Ltd............................ 341,200       84,816
    Ahresty Corp................................................ 152,800      914,421
#   Aigan Co., Ltd..............................................  86,100      230,600
    Ainavo Holdings Co., Ltd....................................   1,700       13,604
    Aisan Industry Co., Ltd..................................... 271,800    1,881,428
#*  Akebono Brake Industry Co., Ltd............................. 396,600      604,010
#   Alpen Co., Ltd.............................................. 131,300    2,015,016
    Alpha Corp..................................................  51,500      596,808
    Amiyaki Tei Co., Ltd........................................  31,300    1,034,696
*   Anrakutei Co., Ltd..........................................   1,300       56,990
    AOKI Holdings, Inc.......................................... 285,700    3,365,169
    Aoyama Trading Co., Ltd..................................... 327,900    8,193,416
    Arata Corp.................................................. 100,000    4,007,605
    Arcland Sakamoto Co., Ltd................................... 229,500    2,886,295
    Arcland Service Holdings Co., Ltd........................... 110,900    2,047,768
#   Asahi Co., Ltd.............................................. 117,500    1,576,553
    Asante, Inc.................................................  49,000      964,329
    Ashimori Industry Co., Ltd..................................  30,899      416,421
#   Asti Corp...................................................  20,800      323,226
#   Atom Corp................................................... 722,800    6,581,147
    Atsugi Co., Ltd............................................. 131,400    1,175,307
#*  Aucfan Co., Ltd.............................................  12,500      173,235
#   Aucnet, Inc.................................................  15,000      120,489
    Autobacs Seven Co., Ltd..................................... 553,000    9,259,204
#   Baroque Japan, Ltd.......................................... 105,800      892,516
#*  Beaglee, Inc................................................  35,400      280,336
    Beauty Garage, Inc..........................................  17,400      250,397
#   Beenos, Inc.................................................  53,900      674,409
    Belluna Co., Ltd............................................ 380,100    3,593,835
    Bookoff Group Holdings, Ltd.................................  68,800      473,836
#   BRONCO BILLY Co., Ltd.......................................  76,600    1,823,620
    Can Do Co., Ltd.............................................  67,000      941,950
    Central Automotive Products, Ltd............................  84,500    1,206,563
    Central Sports Co., Ltd.....................................  52,100    1,595,843
#   Chikaranomoto Holdings Co., Ltd.............................  35,400      260,623
#   CHIMNEY Co., Ltd............................................  37,900      876,815
    Chiyoda Co., Ltd............................................ 123,100    2,071,575
    Chofu Seisakusho Co., Ltd................................... 142,400    2,636,366

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Chori Co., Ltd..............................................  81,100 $1,181,981
    Chuo Spring Co., Ltd........................................  20,000    532,951
    Clarion Co., Ltd............................................ 177,600  4,079,571
    Cleanup Corp................................................ 147,400    790,191
#   Coco's Japan Co., Ltd.......................................  54,300  1,139,165
#   Colowide Co., Ltd........................................... 298,800  6,493,526
    Corona Corp................................................. 105,500    984,780
#   Create Restaurants Holdings, Inc............................ 341,100  3,822,336
#   Cross Plus, Inc.............................................   9,800     67,099
    Daido Metal Co., Ltd........................................ 307,600  2,168,257
#   Daidoh, Ltd.................................................  82,300    251,887
    Daikoku Denki Co., Ltd......................................  62,000    845,960
    Daikyonishikawa Corp........................................ 271,700  2,812,249
    Dainichi Co., Ltd...........................................  66,800    429,660
    Daisyo Corp.................................................  32,200    445,755
#   Daiyu Lic Holdings Co., Ltd.................................  75,600    682,098
#   DCM Holdings Co., Ltd....................................... 842,600  8,601,915
#   DD Holdings Co., Ltd........................................  29,600    575,280
    Descente, Ltd............................................... 278,300  5,794,902
    Doshisha Co., Ltd........................................... 174,300  2,670,684
    Doutor Nichires Holdings Co., Ltd........................... 214,786  4,111,273
#   Dynic Corp..................................................  42,200    284,056
    Eagle Industry Co., Ltd..................................... 201,000  2,368,245
    EAT&Co, Ltd.................................................  33,000    485,711
    EDION Corp.................................................. 552,900  5,611,965
*   Enigmo, Inc.................................................  87,000  1,956,083
#   ES-Con Japan, Ltd........................................... 203,600  1,548,493
    ESCRIT, Inc.................................................  47,100    257,472
    ESTELLE Holdings Co., Ltd...................................  12,600     75,712
    Exedy Corp.................................................. 227,300  5,731,780
    FCC Co., Ltd................................................ 279,700  7,112,514
#   Felissimo Corp..............................................  21,200    207,657
#   Fields Corp................................................. 119,200    835,170
#   Fine Sinter Co., Ltd........................................  10,300    219,203
    First Juken Co., Ltd........................................  51,200    534,272
#   First-corp, Inc.............................................  43,100    296,288
    FJ Next Co., Ltd............................................ 116,100    979,814
    Foster Electric Co., Ltd.................................... 151,200  2,312,097
    France Bed Holdings Co., Ltd................................ 152,300  1,242,283
    F-Tech, Inc................................................. 103,500    918,875
    Fuji Co., Ltd............................................... 152,700  2,592,432
#   Fuji Corp...................................................  39,100    736,704
    Fuji Corp., Ltd............................................. 199,300  1,546,470
#   Fuji Kyuko Co., Ltd......................................... 173,900  5,304,385
    Fujibo Holdings, Inc........................................  77,700  1,915,435
    Fujikura Rubber, Ltd........................................ 145,600    612,202
#   Fujio Food System Co., Ltd..................................  59,400  1,299,214
    Fujishoji Co., Ltd..........................................  55,100    483,722
#   Fujita Kanko, Inc...........................................  57,200  1,423,313
    Fujitsu General, Ltd........................................ 508,300  6,540,991
    FuKoKu Co., Ltd.............................................  65,400    524,629
#*  Funai Electric Co., Ltd..................................... 133,100    717,316
#   Furukawa Battery Co., Ltd. (The)............................ 101,100    647,083
    Furyu Corp..................................................  95,300    888,981
    Futaba Industrial Co., Ltd.................................. 441,000  2,296,381
    Gakkyusha Co., Ltd..........................................  50,900    625,740
#   Genki Sushi Co., Ltd........................................  36,000  1,358,695
    Geo Holdings Corp........................................... 247,800  3,799,494
#   Gfoot Co., Ltd..............................................  98,100    601,825

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
GLOBERIDE, Inc..................................................  61,799 $1,383,535
#   Gokurakuyu Holdings Co., Ltd................................  82,500    461,328
#   Golf Digest Online, Inc.....................................  71,200    431,928
    Greens Co., Ltd.............................................  24,600    319,240
    GSI Creos Corp..............................................  31,592    366,685
    G-Tekt Corp................................................. 140,200  2,060,236
    Gunze, Ltd.................................................. 122,800  5,123,104
    H2O Retailing Corp.......................................... 426,200  5,998,214
    Hagihara Industries, Inc....................................  97,700  1,371,141
#   Hakuyosha Co., Ltd..........................................  13,600    339,039
#   Hamee Corp..................................................  44,900    352,395
    Handsman Co., Ltd...........................................  37,500    404,096
    Happinet Corp............................................... 122,100  1,791,194
#   Harada Industry Co., Ltd....................................  65,600    529,277
    Hard Off Corp. Co., Ltd.....................................  67,700    506,978
    Haruyama Holdings, Inc......................................  56,500    433,568
    Heian Ceremony Service Co., Ltd.............................   8,300     65,715
    Hiday Hidaka Corp........................................... 164,687  3,241,121
    HI-LEX Corp................................................. 106,300  2,027,252
#   Himaraya Co., Ltd...........................................  35,900    305,880
    Hinokiya Group Co., Ltd.....................................  49,000    859,805
#   Hiramatsu, Inc.............................................. 266,500    821,851
    H-One Co., Ltd.............................................. 143,300  1,342,316
    Honeys Holdings Co., Ltd.................................... 129,340  1,113,715
#   Hoosiers Holdings........................................... 368,500  2,259,181
#   Hotland Co., Ltd............................................  70,700    815,634
#   House Do Co., Ltd...........................................  40,200    452,288
#   HUB Co., Ltd................................................  33,900    310,219
#   I K K, Inc..................................................  68,000    454,995
#   I.K Co., Ltd................................................  29,500    243,034
    IBJ, Inc....................................................  91,000    732,043
    Ichibanya Co., Ltd.......................................... 117,258  4,775,634
    Ichikoh Industries, Ltd..................................... 169,300    937,870
    IDOM, Inc................................................... 274,900  1,028,449
    IJT Technology Holdings Co., Ltd............................ 170,180  1,029,552
    Imasen Electric Industrial.................................. 128,100  1,187,757
#   Istyle, Inc................................................. 337,800  2,573,811
    Janome Sewing Machine Co., Ltd.............................. 104,900    472,689
#   Japan Best Rescue System Co., Ltd...........................  77,900    893,186
    Japan Wool Textile Co., Ltd. (The).......................... 382,900  3,076,190
#   JFLA Holdings, Inc.......................................... 102,700    378,833
    JINS, Inc................................................... 109,700  5,501,659
#   Joban Kosan Co., Ltd........................................  44,099    636,457
#   Jolly--Pasta Co., Ltd.......................................  22,600    398,129
    Joshin Denki Co., Ltd....................................... 133,200  2,785,294
    JP-Holdings, Inc............................................ 356,800    919,723
    JVC Kenwood Corp............................................ 747,400  1,753,778
    Kappa Create Co., Ltd.......................................  20,300    260,542
    Kasai Kogyo Co., Ltd........................................ 204,200  1,645,418
    Kawai Musical Instruments Manufacturing Co., Ltd............  40,000  1,113,605
    Keihin Corp................................................. 343,800  6,154,525
    Keiyo Co., Ltd.............................................. 201,300    962,416
    KFC Holdings Japan, Ltd.....................................  68,100  1,241,231
    King Co., Ltd...............................................  44,900    207,620
*   Kintetsu Department Store Co., Ltd..........................  61,000  1,893,538
    Ki-Star Real Estate Co., Ltd................................  49,800    828,335
*   KNT-CT Holdings Co., Ltd....................................  90,300  1,021,498
    Kohnan Shoji Co., Ltd....................................... 178,200  4,504,993
*   Kojima Co., Ltd............................................. 194,200  1,030,254

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Komatsu Matere Co., Ltd..................................... 231,000 $1,569,539
    KOMEDA Holdings Co., Ltd.................................... 392,700  7,518,607
    Komehyo Co., Ltd............................................  53,500    558,082
    Komeri Co., Ltd............................................. 238,800  6,042,402
    Konaka Co., Ltd............................................. 122,106    498,456
    Koshidaka Holdings Co., Ltd................................. 281,700  4,038,207
#*  Kourakuen Holdings Corp.....................................  93,900  1,919,386
#   KU Holdings Co., Ltd........................................ 129,100    926,274
    Kura Corp...................................................  83,800  4,342,433
    Kurabo Industries, Ltd...................................... 126,500  2,727,906
    Kushikatsu Tanaka Holdings Co...............................  14,700    335,750
    KYB Corp.................................................... 153,900  4,171,712
    Kyoritsu Maintenance Co., Ltd............................... 115,662  5,282,870
#   Kyoto Kimono Yuzen Co., Ltd.................................  29,100    111,534
*   Laox Co., Ltd............................................... 183,900    450,526
    LEC, Inc.................................................... 182,200  2,710,415
#*  LIKE Kidsnext Co., Ltd......................................  43,600    336,219
*   Litalico, Inc...............................................  36,800    689,696
    LIXIL VIVA Corp............................................. 165,200  2,379,491
#   Look Holdings, Inc..........................................  45,600    453,772
    Mamiya-Op Co., Ltd..........................................  32,700    286,421
    Mars Group Holdings Corp....................................  96,500  1,895,114
#   Maruzen CHI Holdings Co., Ltd............................... 109,800    320,748
    Matsuya Co., Ltd............................................ 165,400  1,524,632
    Matsuyafoods Holdings Co., Ltd..............................  68,300  2,262,891
    Media Do Holdings Co., Ltd..................................  42,700    885,231
    Meiko Network Japan Co., Ltd................................ 125,100  1,090,855
    Meiwa Estate Co., Ltd.......................................  95,300    520,083
    Mikuni Corp................................................. 171,300    794,514
    Misawa Homes Co., Ltd....................................... 129,600    891,347
    Mitsuba Corp................................................ 215,490  1,335,728
    Mizuno Corp................................................. 150,300  3,513,962
    Monogatari Corp. (The)......................................  43,100  3,736,161
    Morito Co., Ltd............................................. 112,500    742,183
    MrMax Holdings, Ltd......................................... 176,100    815,287
    Murakami Corp...............................................  30,000    694,552
    Musashi Seimitsu Industry Co., Ltd.......................... 379,000  5,511,399
    Nafco Co., Ltd..............................................  47,500    738,697
    Nagawa Co., Ltd.............................................  46,300  2,286,304
*   Naigai Co., Ltd.............................................  21,500    101,187
#   Nakayamafuku Co., Ltd.......................................  67,400    324,616
#   Nextage Co., Ltd............................................ 232,900  2,589,606
    Nichirin Co., Ltd...........................................  69,660  1,226,735
    Nihon Eslead Corp...........................................  58,800    819,547
    Nihon House Holdings Co., Ltd............................... 312,800  1,225,581
    Nihon Plast Co., Ltd........................................ 122,500    863,912
    Nihon Tokushu Toryo Co., Ltd................................  87,400  1,056,037
    Nikki Co., Ltd..............................................   2,100     38,266
#   Nippon Felt Co., Ltd........................................  77,600    315,097
    Nippon Piston Ring Co., Ltd.................................  46,000    741,710
    Nippon Seiki Co., Ltd....................................... 353,700  6,563,239
    Nippon View Hotel Co., Ltd..................................  41,400    411,508
    Nishikawa Rubber Co., Ltd...................................  30,400    542,483
    Nishimatsuya Chain Co., Ltd................................. 387,300  3,193,054
    Nissan Shatai Co., Ltd...................................... 533,700  4,880,317
    Nissan Tokyo Sales Holdings Co., Ltd........................ 174,100    484,754
    Nissin Kogyo Co., Ltd....................................... 313,700  4,272,497
    Nittan Valve Co., Ltd.......................................  93,500    280,922
    Nojima Corp................................................. 226,200  4,465,550

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
                                                                  SHARES    VALUE>>
                                                                 --------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Ohashi Technica, Inc........................................    72,600 $  844,799
    Ohsho Food Service Corp.....................................   108,100  7,252,431
*   Oisix ra daichi, Inc........................................    75,000  1,149,331
    Omikenshi Co., Ltd..........................................    18,000     96,674
    Onward Holdings Co., Ltd....................................   847,200  4,953,061
    Ootoya Holdings Co., Ltd....................................    38,900    800,553
#*  Open Door, Inc..............................................    71,700  1,862,597
#*  Otsuka Kagu, Ltd............................................    82,500    296,862
    Ozu Corp....................................................    23,000    392,140
    Pacific Industrial Co., Ltd.................................   348,800  4,937,723
    PAL GROUP Holdings Co., Ltd.................................    86,000  2,369,681
#   PAPYLESS Co., Ltd...........................................    33,600    766,781
    Parco Co., Ltd..............................................   152,300  1,449,769
    Paris Miki Holdings, Inc....................................   177,200    652,687
    PC Depot Corp...............................................   216,781    881,069
#   People Co., Ltd.............................................    19,600    230,409
#   Pepper Food Service Co., Ltd................................    82,500  1,951,526
#   PIA Corp....................................................    35,500  1,134,068
    Piolax, Inc.................................................   224,600  4,585,729
*   Pioneer Corp................................................ 2,489,100  1,488,408
#   Plenus Co., Ltd.............................................   157,200  2,654,605
    Press Kogyo Co., Ltd........................................   619,600  3,363,578
    Pressance Corp..............................................   276,900  3,771,040
    Raccoon Holdings, Inc.......................................   102,600    648,481
    Regal Corp..................................................     1,500     38,022
    Renaissance, Inc............................................    93,100  1,685,215
#*  Renown, Inc.................................................   345,000    314,017
#   Resol Holdings Co., Ltd.....................................    16,799    614,056
    Resorttrust, Inc............................................   239,600  3,358,937
    Rhythm Watch Co., Ltd.......................................    55,100    861,467
#   Riberesute Corp.............................................    60,400    461,566
    Ride On Express Holdings Co., Ltd...........................    52,500    600,069
    Right On Co., Ltd...........................................   119,625    903,159
    Riken Corp..................................................    69,700  3,154,951
#   Ringer Hut Co., Ltd.........................................   179,200  3,835,793
#   Riso Kyoiku Co., Ltd........................................   704,100  2,881,073
    Round One Corp..............................................   516,800  5,879,990
#   Royal Holdings Co., Ltd.....................................   227,300  5,543,239
#*  Royal Hotel, Ltd. (The).....................................     2,100     33,618
*   RVH, Inc....................................................       100        188
    Sac's Bar Holdings, Inc.....................................   138,350  1,389,647
    Saizeriya Co., Ltd..........................................   237,900  4,520,546
    Sakai Ovex Co., Ltd.........................................    30,999    552,874
    San Holdings, Inc...........................................    31,100    675,871
#*  Sanden Holdings Corp........................................    97,400    729,398
    Sanei Architecture Planning Co., Ltd........................    79,900  1,210,410
    Sangetsu Corp...............................................   367,050  6,704,415
    Sankyo Seiko Co., Ltd.......................................   244,500    898,332
    Sanoh Industrial Co., Ltd...................................   193,000  1,053,630
#   Sanyei Corp.................................................     4,300    126,080
    Sanyo Electric Railway Co., Ltd.............................   127,298  2,420,447
    Sanyo Housing Nagoya Co., Ltd...............................    78,200    660,018
#   Sanyo Shokai, Ltd...........................................   102,299  1,653,081
    Scroll Corp.................................................   206,200    805,492
#   Seiko Holdings Corp.........................................   217,882  4,588,237
    Seiren Co., Ltd.............................................   374,400  6,252,732
#*  Senshukai Co., Ltd..........................................   230,700    530,970
#   SFP Holdings Co., Ltd.......................................    69,800  1,030,702
#   Shidax Corp.................................................   143,400    451,884

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
                                                                 SHARES   VALUE>>
                                                                 ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#   Shikibo, Ltd................................................  65,500 $  629,140
    Shimachu Co., Ltd........................................... 282,300  8,089,508
    Shimojima Co., Ltd..........................................  36,000    352,037
#   Shoei Co., Ltd..............................................  95,300  3,293,196
    Showa Corp.................................................. 413,500  5,331,700
    Snow Peak, Inc..............................................  56,800    650,052
    SNT Corp.................................................... 230,100    703,440
    Soft99 Corp.................................................  81,800    684,051
#   Sotoh Co., Ltd..............................................  42,900    366,878
    Space Value Holdings Co., Ltd............................... 233,000  2,016,088
    SPK Corp....................................................  22,200    468,736
    SRS Holdings Co., Ltd.......................................  76,400    681,120
    St Marc Holdings Co., Ltd................................... 125,000  2,843,609
    Starts Corp., Inc........................................... 266,500  5,980,978
    Step Co., Ltd...............................................  63,200    730,862
    Studio Alice Co., Ltd.......................................  64,700  1,446,454
*   Studio Atao Co., Ltd........................................     500     11,140
#   Suminoe Textile Co., Ltd....................................  38,600    855,454
    Sumitomo Riko Co., Ltd...................................... 293,300  2,630,196
    Suncall Corp................................................ 130,600    755,994
    Sushiro Global Holdings, Ltd................................ 142,700  8,356,895
#   Syuppin Co., Ltd............................................ 119,900    763,517
    T RAD Co., Ltd..............................................  49,000  1,029,077
#   Tachikawa Corp..............................................  73,900    659,371
    Tachi-S Co., Ltd............................................ 227,840  3,130,671
    Taiho Kogyo Co., Ltd........................................ 119,300  1,072,709
    Take And Give Needs Co., Ltd................................  63,210  1,069,654
#   Takihyo Co., Ltd............................................  35,400    570,673
#   Tama Home Co., Ltd.......................................... 128,300  1,459,263
    Tamron Co., Ltd............................................. 131,400  2,076,755
    Tbk Co., Ltd................................................ 160,300    588,930
    Tear Corp...................................................  58,800    331,007
#   Temairazu, Inc..............................................   8,500    195,490
#   Tenpos Holdings Co., Ltd....................................  33,300    635,399
    T-Gaia Corp................................................. 160,300  3,126,648
    Tigers Polymer Corp.........................................  87,800    465,799
    Toa Corp.................................................... 185,800  1,626,236
#   Toabo Corp..................................................  52,099    213,670
    Tokai Rika Co., Ltd......................................... 231,600  4,120,700
    Token Corp..................................................  52,750  3,109,426
#*  Tokyo Base Co., Ltd......................................... 127,800    989,462
#   Tokyo Dome Corp............................................. 637,600  5,352,822
    Tokyo Individualized Educational Institute, Inc............. 115,900  1,425,007
    Tokyo Radiator Manufacturing Co., Ltd.......................  24,300    205,244
    Tokyotokeiba Co., Ltd.......................................  94,900  2,584,103
#   Tokyu Recreation Co., Ltd...................................  20,400    905,058
    Tomy Co., Ltd............................................... 691,193  7,320,683
    Topre Corp.................................................. 257,100  5,629,124
#   Toridoll Holdings Corp...................................... 129,000  2,355,222
#   Torikizoku Co., Ltd.........................................  46,800    758,078
#   Tosho Co., Ltd.............................................. 121,200  3,705,376
#   Toyo Tire & Rubber Co., Ltd................................. 258,300  3,631,060
    TPR Co., Ltd................................................ 168,000  3,589,488
    TSI Holdings Co., Ltd....................................... 522,195  3,510,647
#   Tsukada Global Holdings, Inc................................ 107,400    596,454
    Tsukamoto Corp. Co., Ltd....................................  19,000    174,752
    Tsutsumi Jewelry Co., Ltd...................................  57,100    942,765
    Ukai Co., Ltd...............................................   5,500    163,557
#   Umenohana Co., Ltd..........................................  21,700    504,369

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
                                                                 SHARES    VALUE>>
                                                                 ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Unipres Corp................................................ 314,500 $  6,086,309
    United Arrows, Ltd.......................................... 178,600    6,340,763
*   Unitika, Ltd................................................ 477,600    2,259,372
*   U-Shin, Ltd................................................. 172,300    1,556,654
#*  VIA Holdings, Inc........................................... 155,400      937,408
#   Village Vanguard Co., Ltd...................................  38,600      340,389
*   Visionary Holdings Co., Ltd................................. 637,300      512,464
    VT Holdings Co., Ltd........................................ 611,700    2,410,144
    Wacoal Holdings Corp........................................ 298,300    8,089,034
    Waseda Academy Co., Ltd.....................................  13,500      248,742
    WATAMI Co., Ltd............................................. 179,400    2,304,815
    Watts Co., Ltd..............................................  65,000      423,779
    Weds Co., Ltd...............................................  14,500       81,870
    Xebio Holdings Co., Ltd..................................... 202,000    2,367,141
    Yachiyo Industry Co., Ltd...................................  54,900      363,397
#   Yagi & Co., Ltd.............................................  18,600      270,648
    Yamato International, Inc................................... 119,800      456,059
#   Yasunaga Corp...............................................  52,200      662,112
    Yellow Hat, Ltd............................................. 130,200    3,071,896
    Yomiuri Land Co., Ltd.......................................  29,000    1,005,707
    Yondoshi Holdings, Inc...................................... 131,820    2,652,316
    Yorozu Corp................................................. 150,500    2,083,081
#   Yoshinoya Holdings Co., Ltd................................. 159,000    2,517,284
#   Yossix Co., Ltd.............................................  21,700      557,291
#   Yume No Machi Souzou Iinkai Co., Ltd........................ 141,700    1,909,257
    Yutaka Giken Co., Ltd.......................................   8,700      159,226
#   Zojirushi Corp.............................................. 307,700    3,221,486
                                                                         ------------
TOTAL CONSUMER DISCRETIONARY....................................          669,496,461
                                                                         ------------
CONSUMER STAPLES -- (7.2%)
#   Aeon Hokkaido Corp.......................................... 258,200    1,874,603
    AFC-HD AMS Life Science Co., Ltd............................  51,100      339,718
#   Albis Co., Ltd..............................................  38,700      864,676
    Arcs Co., Ltd............................................... 327,400    7,313,856
    Artnature, Inc.............................................. 129,400      730,998
    Axial Retailing, Inc........................................ 120,300    3,822,658
    Belc Co., Ltd...............................................  82,000    3,577,818
#   Bourbon Corp................................................  50,000      853,291
    Bull-Dog Sauce Co., Ltd.....................................   1,500       28,925
    Cawachi, Ltd................................................  52,400    1,028,788
    C'BON COSMETICS Co., Ltd....................................   8,200      199,324
    Chubu Shiryo Co., Ltd....................................... 177,500    1,804,737
    Chuo Gyorui Co., Ltd........................................   9,800      253,566
    cocokara fine, Inc.......................................... 149,360    6,929,249
    Como Co., Ltd...............................................   2,000       44,508
    Cota Co., Ltd...............................................  76,565    1,038,981
    Create SD Holdings Co., Ltd................................. 192,500    4,844,629
    Daikokutenbussan Co., Ltd...................................  45,200    1,700,493
    Delica Foods Holdings Co., Ltd..............................  30,300      375,828
    DyDo Group Holdings, Inc....................................  74,900    3,605,866
#   Earth Corp..................................................  52,600    2,506,587
    Ebara Foods Industry, Inc...................................  24,600      470,584
    Eco's Co., Ltd..............................................  54,800      817,956
    Ensuiko Sugar Refining Co., Ltd.............................  86,200      173,574
    Feed One Co., Ltd........................................... 980,740    1,562,820
#*  First Baking Co., Ltd.......................................  12,000      108,156
    Fujicco Co., Ltd............................................ 153,100    3,265,259
#   Fujiya Co., Ltd.............................................  75,700    1,556,150
    G-7 Holdings, Inc...........................................  44,800      871,899

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
                                                                  SHARES    VALUE>>
                                                                 --------- ----------
CONSUMER STAPLES -- (Continued)
#   Genky DrugStores Co., Ltd...................................    46,800 $1,121,467
    HABA Laboratories, Inc......................................    15,900  1,072,154
    Hagoromo Foods Corp.........................................    19,500    465,444
    Halows Co., Ltd.............................................    58,700  1,134,923
    Hayashikane Sangyo Co., Ltd.................................    29,400    152,713
    Heiwado Co., Ltd............................................   244,100  5,660,688
    Hokkaido Coca-Cola Bottling Co., Ltd........................    18,299    599,891
    Hokuryo Co. Ltd/Hokkaido....................................     7,900     44,439
    Hokuto Corp.................................................   189,700  3,462,921
#   Ichimasa Kamaboko Co., Ltd..................................    39,500    364,160
    Imuraya Group Co., Ltd......................................    58,300  1,289,724
    Inageya Co., Ltd............................................   170,500  2,007,845
    Itochu-Shokuhin Co., Ltd....................................    36,200  1,530,623
    Itoham Yonekyu Holdings, Inc................................    70,000    445,340
    Iwatsuka Confectionery Co., Ltd.............................     4,600    179,789
    Japan Meat Co., Ltd.........................................    77,500  1,201,005
    J-Oil Mills, Inc............................................    76,300  2,662,438
    Kadoya Sesame Mills, Inc....................................    14,900    711,611
    Kakiyasu Honten Co., Ltd....................................    65,000  1,417,079
    Kameda Seika Co., Ltd.......................................    92,800  4,212,767
    Kaneko Seeds Co., Ltd.......................................    38,600    451,098
#   Kanemi Co., Ltd.............................................     5,400    155,315
    Kansai Super Market, Ltd....................................    86,100    778,304
    Kato Sangyo Co., Ltd........................................   183,100  5,353,346
    Kenko Mayonnaise Co., Ltd...................................    96,100  1,808,614
    Key Coffee, Inc.............................................   138,900  2,583,302
    Kirindo Holdings Co., Ltd...................................    47,900    610,185
#   Kitanotatsujin Corp.........................................   410,900  1,615,931
    Kotobuki Spirits Co., Ltd...................................   156,600  5,859,478
    Kyokuyo Co., Ltd............................................    70,399  1,785,284
#   Lacto Japan Co., Ltd........................................    16,000  1,160,055
    Life Corp...................................................   153,700  3,295,248
    Mandom Corp.................................................   144,100  3,386,999
    Marudai Food Co., Ltd.......................................   157,300  2,538,375
    Maruha Nichiro Corp.........................................   170,907  5,826,454
#   Maxvalu Nishinihon Co., Ltd.................................    22,500    382,752
#   Maxvalu Tokai Co., Ltd......................................    49,300  1,123,719
    Medical System Network Co., Ltd.............................   161,100    600,775
    Megmilk Snow Brand Co., Ltd.................................   223,400  5,928,064
#   Meito Sangyo Co., Ltd.......................................    66,200    794,594
    Milbon Co., Ltd.............................................   172,852  6,947,271
    Ministop Co., Ltd...........................................   126,100  2,266,371
    Mitsubishi Shokuhin Co., Ltd................................   114,700  2,999,962
    Mitsui Sugar Co., Ltd.......................................   125,570  3,409,071
    Miyoshi Oil & Fat Co., Ltd..................................    48,100    459,971
    Morinaga Milk Industry Co., Ltd.............................   295,400  8,591,540
#   Morozoff, Ltd...............................................    20,400    900,738
    Nagatanien Holdings Co., Ltd................................    82,300  1,780,133
    Nakamuraya Co., Ltd.........................................    27,100  1,027,901
    Natori Co., Ltd.............................................    68,500    998,310
    Nichimo Co., Ltd............................................    17,000    278,828
    Nihon Chouzai Co., Ltd......................................    52,760  1,626,535
    Niitaka Co., Ltd............................................     2,860     37,544
    Nippon Beet Sugar Manufacturing Co., Ltd....................    69,100  1,098,394
#   Nippon Flour Mills Co., Ltd.................................   418,500  7,021,342
    Nippon Suisan Kaisha, Ltd................................... 1,327,700  8,200,938
    Nisshin Oillio Group, Ltd. (The)............................   202,200  5,795,243
    Nissin Sugar Co., Ltd.......................................   118,700  2,210,922
    Nitto Fuji Flour Milling Co., Ltd...........................     7,500    382,251

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
                                                                 SHARES    VALUE>>
                                                                 ------- ------------
CONSUMER STAPLES -- (Continued)
    Noevir Holdings Co., Ltd....................................  27,500 $  1,177,424
    Oenon Holdings, Inc......................................... 444,900    1,430,757
    OIE Sangyo Co., Ltd.........................................  20,900      218,384
    Okuwa Co., Ltd.............................................. 179,600    1,684,462
#   Olympic Group Corp..........................................  62,300      381,896
    OUG Holdings, Inc...........................................  19,400      436,331
    Pickles Corp................................................  28,800      520,198
    Plant Co., Ltd..............................................  29,100      269,070
    Prima Meat Packers, Ltd..................................... 228,900    4,333,943
    Qol Holdings Co., Ltd....................................... 160,400    2,506,002
#   Retail Partners Co., Ltd.................................... 111,200    1,143,820
    Riken Vitamin Co., Ltd......................................  80,200    2,492,361
    Rock Field Co., Ltd......................................... 149,800    2,059,190
#   Rokko Butter Co., Ltd.......................................  94,400    1,717,262
    S Foods, Inc................................................ 146,162    5,305,092
    S&B Foods, Inc..............................................  38,998    1,466,536
#   Sagami Rubber Industries Co., Ltd...........................  63,300    1,064,173
    San-A Co., Ltd.............................................. 144,800    5,759,278
#   Sapporo Holdings, Ltd....................................... 303,600    6,932,870
    Sato Foods Co., Ltd.........................................     800       22,619
    Satudora Holdings Co., Ltd..................................   1,300       21,295
    Shinobu Foods Products Co., Ltd.............................   1,600        9,877
#   Shoei Foods Corp............................................  86,800    2,099,246
    Showa Sangyo Co., Ltd....................................... 146,000    3,836,404
    Sogo Medical Holdings Co., Ltd.............................. 131,900    2,236,259
    Starzen Co., Ltd............................................  54,400    1,858,519
#   Toho Co., Ltd...............................................  55,000    1,044,164
    Tohto Suisan Co., Ltd.......................................  18,099      385,368
#   Torigoe Co., Ltd. (The)..................................... 103,800      744,236
    Toyo Sugar Refining Co., Ltd................................  15,700      146,984
#   Transaction Co., Ltd........................................  92,400      617,726
    United Super Markets Holdings, Inc.......................... 452,100    4,838,611
    Uoriki Co., Ltd.............................................  30,800      397,751
    Valor Holdings Co., Ltd..................................... 267,200    6,489,140
    Warabeya Nichiyo Holdings Co., Ltd.......................... 105,560    1,774,279
#   Watahan & Co., Ltd..........................................  46,000      856,327
    Yaizu Suisankagaku Industry Co., Ltd........................  60,800      560,619
#   Yakuodo Co., Ltd............................................  86,500    2,017,827
#   YA-MAN, Ltd................................................. 208,500    2,571,623
    Yamatane Corp...............................................  70,100    1,072,933
    Yamaya Corp.................................................  30,000      595,959
    Yamazawa Co., Ltd...........................................   7,400      118,001
    Yaoko Co., Ltd..............................................  22,600    1,184,946
    Yokohama Reito Co., Ltd..................................... 359,400    3,057,770
    Yomeishu Seizo Co., Ltd.....................................  50,500      950,341
    Yuasa Funashoku Co., Ltd....................................  13,900      472,237
    Yutaka Foods Corp...........................................   3,900       67,909
                                                                         ------------
TOTAL CONSUMER STAPLES..........................................          265,321,694
                                                                         ------------
ENERGY -- (0.8%)
#   BP Castrol K.K..............................................  52,100      594,567
    Fuji Kosan Co., Ltd.........................................  33,100      191,640
    Fuji Oil Co., Ltd........................................... 226,300      635,374
    Itochu Enex Co., Ltd........................................ 366,000    3,200,510
    Japan Oil Transportation Co., Ltd...........................  16,100      419,617
    Japan Petroleum Exploration Co., Ltd........................ 287,100    5,386,518
    Mitsuuroko Group Holdings Co., Ltd.......................... 208,600    1,480,999
    Modec, Inc.................................................. 157,900    3,537,099
    Nippon Coke & Engineering Co., Ltd.......................... 629,500      561,898

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
                                                                  SHARES     VALUE>>
                                                                 --------- -----------
ENERGY -- (Continued)
#   Sala Corp...................................................   362,800 $ 1,871,252
    San-Ai Oil Co., Ltd.........................................   392,300   3,446,559
#   Shinko Plantech Co., Ltd....................................   332,200   3,521,538
    Sinanen Holdings Co., Ltd...................................    55,800   1,134,619
#   Toa Oil Co., Ltd............................................    50,700     768,745
    Toyo Kanetsu K.K............................................    57,200   1,217,677
                                                                           -----------
TOTAL ENERGY....................................................            27,968,612
                                                                           -----------
FINANCIALS -- (8.3%)
    77 Bank, Ltd. (The).........................................   476,552   8,395,421
    Advance Create Co., Ltd.....................................    42,500     671,377
    Aichi Bank, Ltd. (The)......................................    72,200   2,354,254
#*  Aiful Corp.................................................. 2,633,400   6,737,832
#   Aizawa Securities Co., Ltd..................................   277,900   1,634,514
#   Akatsuki Corp...............................................   112,400     305,929
    Akita Bank, Ltd. (The)......................................   114,140   2,291,768
#   Anicom Holdings, Inc........................................   141,000   3,968,034
#   Aomori Bank, Ltd. (The).....................................   142,900   3,680,031
    Asax Co., Ltd...............................................     9,300      47,459
    Awa Bank, Ltd. (The)........................................   263,000   7,285,041
    Bank of Iwate, Ltd. (The)...................................   119,300   3,623,168
    Bank of Kochi, Ltd. (The)...................................    51,000     355,554
#   Bank of Nagoya, Ltd. (The)..................................    98,330   2,857,035
    Bank of Okinawa, Ltd. (The).................................   164,560   4,699,231
    Bank of Saga, Ltd. (The)....................................    97,400   1,548,079
    Bank of the Ryukyus, Ltd....................................   199,580   2,083,236
#   Bank of Toyama, Ltd. (The)..................................    12,600     363,743
    Chiba Kogyo Bank, Ltd. (The)................................   420,800   1,343,030
    Chugoku Bank, Ltd. (The)....................................   309,700   2,843,437
#   Chukyo Bank, Ltd. (The).....................................    81,500   1,600,009
    Daishi Hokuetsu Financial Group, Inc........................   280,800   8,081,834
    Daito Bank, Ltd. (The)......................................    62,800     352,892
    Dream Incubator, Inc........................................    14,100     183,645
    DSB Co., Ltd................................................    61,300     227,515
    eGuarantee, Inc.............................................   219,900   2,160,149
    Ehime Bank, Ltd. (The)......................................   242,100   2,338,239
    Eighteenth Bank, Ltd. (The).................................   104,800   2,559,743
    Entrust, Inc................................................    31,600     127,793
    FIDEA Holdings Co., Ltd..................................... 1,258,300   1,548,576
    Financial Products Group Co., Ltd...........................   520,400   5,714,457
#   First Bank of Toyama, Ltd. (The)............................   278,500     976,455
#   First Brothers Co., Ltd.....................................    43,700     419,070
    Fukui Bank, Ltd. (The)......................................   173,300   2,528,707
*   Fukushima Bank, Ltd. (The)..................................   190,600     690,379
    Fuyo General Lease Co., Ltd.................................   143,000   7,143,332
    GCA Corp....................................................   119,700     795,028
    GMO Financial Holdings, Inc.................................   183,500   1,007,152
    Hirose Tusyo, Inc...........................................    20,800     382,602
    Hiroshima Bank, Ltd. (The)..................................   431,500   2,497,620
    Hokkoku Bank, Ltd. (The)....................................   175,400   5,273,247
    Hokuhoku Financial Group, Inc...............................   907,700  10,405,479
    Hyakugo Bank, Ltd. (The).................................... 1,672,509   6,056,872
    Hyakujushi Bank, Ltd. (The).................................   166,600   3,881,037
    IBJ Leasing Co., Ltd........................................   203,900   4,700,424
    Ichiyoshi Securities Co., Ltd...............................   288,400   2,393,945
    IwaiCosmo Holdings, Inc.....................................   147,600   1,682,794
    Iyo Bank, Ltd. (The)........................................    30,200     166,882
#   J Trust Co., Ltd............................................   505,700   1,899,603
    Jaccs Co., Ltd..............................................   180,000   3,091,601

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CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
FINANCIALS -- (Continued)
    Jafco Co., Ltd..............................................   230,100 $8,076,138
*   Japan Asia Investment Co., Ltd..............................   127,300    246,089
#   Japan Investment Adviser Co., Ltd...........................    94,200  3,458,187
    Japan Securities Finance Co., Ltd...........................   825,800  4,532,007
    Jimoto Holdings, Inc........................................ 1,008,300  1,101,951
    Juroku Bank, Ltd. (The).....................................   237,000  5,197,414
#   kabu.com Securities Co., Ltd................................ 1,051,100  5,224,752
*   Kansai Mirai Financial Group, Inc...........................   256,153  1,903,463
    Keiyo Bank, Ltd. (The)......................................   788,500  4,973,039
    Kita-Nippon Bank, Ltd. (The)................................    52,906  1,009,393
    Kiyo Bank, Ltd. (The).......................................   474,590  6,831,665
#   Kosei Securities Co., Ltd. (The)............................    33,999    234,877
    Kyokuto Securities Co., Ltd.................................   171,600  1,793,251
    Kyushu Financial Group, Inc.................................   282,627  1,151,345
#   Kyushu Leasing Service Co., Ltd.............................    22,000    133,598
*   M&A Capital Partners Co., Ltd...............................    40,200  1,860,365
#   Marusan Securities Co., Ltd.................................   401,800  2,961,937
    Mercuria Investment Co., Ltd................................    81,600    530,948
    Michinoku Bank, Ltd. (The)..................................   331,298  5,006,269
    Mito Securities Co., Ltd....................................   424,800  1,052,989
    Miyazaki Bank, Ltd. (The)...................................   125,900  3,166,865
    Monex Group, Inc............................................   799,300  2,795,465
#   Money Partners Group Co., Ltd...............................   149,100    396,765
    Musashino Bank, Ltd. (The)..................................   219,800  5,045,555
#   Nagano Bank, Ltd. (The).....................................    56,699    817,291
    Nanto Bank, Ltd. (The)......................................   188,800  3,855,544
    NEC Capital Solutions, Ltd..................................    71,300  1,055,894
#   Newton Financial Consulting, Inc............................     3,300     53,792
    Nishi-Nippon Financial Holdings, Inc........................   709,600  6,400,115
    North Pacific Bank, Ltd..................................... 2,175,000  5,820,441
#   OAK Capital Corp............................................   354,100    447,584
    Ogaki Kyoritsu Bank, Ltd. (The).............................   290,700  6,053,826
    Oita Bank, Ltd. (The).......................................    88,889  2,722,298
    Okasan Securities Group, Inc................................ 1,134,300  4,984,135
    Ricoh Leasing Co., Ltd......................................   107,800  3,299,624
    San ju San Financial Group, Inc.............................   126,510  1,889,152
    San-In Godo Bank, Ltd. (The)................................ 1,014,800  7,364,679
    Sawada Holdings Co., Ltd....................................   150,600  1,497,711
    Senshu Ikeda Holdings, Inc.................................. 1,912,100  5,243,861
#   Shiga Bank, Ltd. (The)......................................   339,500  7,902,406
    Shikoku Bank, Ltd. (The)....................................   413,000  3,985,005
    Shimane Bank, Ltd. (The)....................................    29,800    193,988
    Shimizu Bank, Ltd. (The)....................................    25,400    362,507
#   Sparx Group Co., Ltd........................................   685,400  1,172,079
#   Strike Co., Ltd.............................................    47,200    877,910
    Taiko Bank, Ltd. (The)......................................    41,100    629,522
    Tochigi Bank, Ltd. (The)....................................   555,800  1,219,611
    Toho Bank, Ltd. (The)....................................... 1,379,100  3,970,258
    Tohoku Bank, Ltd. (The).....................................    70,400    686,411
    Tokai Tokyo Financial Holdings, Inc......................... 1,591,900  7,015,908
#   Tokyo Kiraboshi Financial Group, Inc........................   235,938  3,331,809
    Tomato Bank, Ltd............................................    53,100    510,249
    TOMONY Holdings, Inc........................................   974,950  3,606,944
    Tottori Bank, Ltd. (The)....................................    67,800    833,417
    Towa Bank, Ltd. (The).......................................   167,100  1,097,435
    Toyo Securities Co., Ltd....................................   357,000    560,709
    Tsukuba Bank, Ltd...........................................   284,400    572,513
    Yamagata Bank, Ltd. (The)...................................   204,300  3,700,382

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
                                                                 SHARES    VALUE>>
                                                                 ------- ------------
FINANCIALS -- (Continued)
    Yamanashi Chuo Bank, Ltd. (The)............................. 249,800 $  3,187,173
                                                                         ------------
TOTAL FINANCIALS................................................          303,581,764
                                                                         ------------
HEALTH CARE -- (4.8%)
    Advantage Risk Management Co., Ltd..........................  38,800      320,936
    As One Corp.................................................  29,668    2,084,400
    ASKA Pharmaceutical Co., Ltd................................ 184,500    1,906,501
    Biofermin Pharmaceutical Co., Ltd...........................  26,200      570,851
    BML, Inc.................................................... 196,100    5,410,470
#   Carenet, Inc................................................  25,600      181,914
#   Charm Care Corp. KK.........................................  43,200      576,464
    CMIC Holdings Co., Ltd......................................  86,100    1,285,630
    Create Medic Co., Ltd.......................................  44,100      386,027
    Daiken Medical Co., Ltd..................................... 118,800      640,014
    Daito Pharmaceutical Co., Ltd...............................  84,280    2,171,369
    Dvx, Inc....................................................  45,800      460,110
    Eiken Chemical Co., Ltd..................................... 210,300    4,768,880
    Elan Corp................................................... 104,800    1,268,055
#   EM Systems Co., Ltd......................................... 137,700    1,428,126
    EPS Holdings, Inc........................................... 227,500    3,455,203
    FALCO HOLDINGS Co., Ltd.....................................  66,400      911,883
#   FINDEX, Inc................................................. 119,200      638,629
    Fuji Pharma Co., Ltd........................................ 120,400    1,973,612
    Fukuda Denshi Co., Ltd......................................  53,100    3,586,197
    Fuso Pharmaceutical Industries, Ltd.........................  47,500    1,095,494
    Hogy Medical Co., Ltd....................................... 178,400    5,956,968
    I'rom Group Co., Ltd........................................  29,700      411,050
#   Iwaki & Co., Ltd............................................ 196,300      732,397
*   Japan Animal Referral Medical Center Co., Ltd...............  13,900      300,180
#   Japan Lifeline Co., Ltd..................................... 454,800    6,921,747
    Japan Medical Dynamic Marketing, Inc........................ 107,900    1,126,597
    JCR Pharmaceuticals Co., Ltd................................  51,100    2,659,420
    Jeol, Ltd................................................... 207,900    3,774,384
    JMS Co., Ltd................................................  87,157      449,030
    Kanamic Network Co., Ltd....................................  40,600      650,584
    Kawasumi Laboratories, Inc..................................  91,580      567,461
    Kissei Pharmaceutical Co., Ltd.............................. 204,700    5,562,304
*   Kubota Pharmaceutical Holdings Co., Ltd.....................   2,600        5,885
    KYORIN Holdings, Inc........................................ 270,900    5,752,272
    Linical Co., Ltd............................................  83,300    1,071,144
    Mani, Inc................................................... 188,400    8,254,938
#*  Medical Data Vision Co., Ltd................................ 158,900    1,418,331
#   Medius Holdings Co., Ltd....................................  75,300      466,188
*   MedPeer, Inc................................................  33,200      465,744
    Menicon Co., Ltd............................................ 193,800    4,823,101
    Miraca Holdings, Inc........................................ 467,700   11,570,025
#   Mizuho Medy Co., Ltd........................................  27,400      537,623
    Mochida Pharmaceutical Co., Ltd.............................  78,099    6,925,397
#   N Field Co., Ltd............................................  73,200      578,311
    Nagaileben Co., Ltd.........................................   5,400      108,149
#   Nakanishi, Inc.............................................. 204,900    3,521,785
    ND Software Co., Ltd........................................   9,600      115,516
    NichiiGakkan Co., Ltd....................................... 282,000    2,502,947
    Nichi-iko Pharmaceutical Co., Ltd........................... 362,250    5,470,967
    Nikkiso Co., Ltd............................................ 448,100    4,164,172
    Nippon Chemiphar Co., Ltd...................................  17,100      511,887
    Nipro Corp..................................................  39,600      531,435
    Nissui Pharmaceutical Co., Ltd..............................  95,300    1,026,349
    Paramount Bed Holdings Co., Ltd............................. 150,700    6,318,665

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CONTINUED


                                                                 SHARES    VALUE>>
                                                                 ------- ------------
HEALTH CARE -- (Continued)
#   Rion Co., Ltd...............................................  65,300 $  1,024,612
#   Seed Co., Ltd...............................................  97,800    1,165,731
    Seikagaku Corp.............................................. 214,300    2,432,498
#*  Shin Nippon Biomedical Laboratories, Ltd.................... 142,800      949,249
    Ship Healthcare Holdings, Inc............................... 194,200    7,344,952
    Shofu, Inc..................................................  68,000      677,960
    Software Service, Inc.......................................  25,100    2,028,921
    Solasto Corp................................................ 335,600    3,168,171
    St-Care Holding Corp........................................  90,500      428,181
    Techno Medica Co., Ltd......................................  32,000      594,326
    Toho Holdings Co., Ltd...................................... 244,900    5,998,886
    Tokai Corp.................................................. 161,200    4,191,383
    Torii Pharmaceutical Co., Ltd............................... 114,500    2,521,158
    Towa Pharmaceutical Co., Ltd................................  70,800    4,975,149
    Tsukui Corp................................................. 422,300    3,123,538
    Uchiyama Holdings Co., Ltd..................................  26,400      107,169
    UNIMAT Retirement Community Co., Ltd........................  26,500      472,600
#   Value HR Co., Ltd...........................................  22,500      373,028
#   Vital KSK Holdings, Inc..................................... 329,400    3,355,617
#   Wakamoto Pharmaceutical Co., Ltd............................ 112,300      276,437
    WIN-Partners Co., Ltd....................................... 124,400    1,146,526
                                                                         ------------
TOTAL HEALTH CARE...............................................          176,729,810
                                                                         ------------
INDUSTRIALS -- (28.4%)
    A&A Material Corp...........................................  26,000      237,461
    Abist Co., Ltd..............................................  22,400      661,562
    Advan Co., Ltd.............................................. 197,900    1,708,255
#   Advanex, Inc................................................  22,099      307,126
    Aeon Delight Co., Ltd....................................... 138,100    5,127,970
    Aichi Corp.................................................. 266,400    1,466,803
    Aida Engineering, Ltd....................................... 366,000    2,645,774
    Airtech Japan, Ltd..........................................  22,000      118,632
    AIT Corp....................................................  72,800      664,434
#   Ajis Co., Ltd...............................................  30,700      891,870
#   Alconix Corp................................................ 169,400    1,756,681
    Alinco, Inc.................................................  99,200      861,049
    Alps Logistics Co., Ltd..................................... 111,600      807,632
#   Altech Co., Ltd.............................................  10,900       22,339
    Altech Corp................................................. 123,300    1,983,849
    Anest Iwata Corp............................................ 248,900    2,141,178
#*  Arrk Corp................................................... 626,700      501,128
    Asahi Diamond Industrial Co., Ltd........................... 361,100    2,395,132
#   Asahi Kogyosha Co., Ltd.....................................  30,100      824,796
#   Asanuma Corp................................................  51,700    1,406,972
#   Asukanet Co., Ltd...........................................  70,500      819,609
    Asunaro Aoki Construction Co., Ltd.......................... 138,400    1,265,207
    Bando Chemical Industries, Ltd.............................. 258,600    2,587,592
    BayCurrent Consulting, Inc.................................. 105,600    3,249,332
    Bell System24 Holdings, Inc................................. 265,200    3,535,176
#   Br Holdings Corp............................................ 194,000      601,334
#   Bunka Shutter Co., Ltd...................................... 429,100    2,953,175
#   Canare Electric Co., Ltd....................................  22,900      385,322
    Career Design Center Co., Ltd...............................  33,900      350,473
    Central Glass Co., Ltd...................................... 238,300    5,255,059
    Central Security Patrols Co., Ltd...........................  23,100      942,068
#   Chilled & Frozen Logistics Holdings Co., Ltd................ 104,200    1,104,980
    Chiyoda Corp................................................ 275,000      835,527
    Chiyoda Integre Co., Ltd....................................  85,600    1,500,415
    Chodai Co., Ltd.............................................   3,900       24,772

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
                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDUSTRIALS -- (Continued)
    Chudenko Corp...............................................   231,700 $4,932,016
    Chugai Ro Co., Ltd..........................................    44,000    822,375
    Chuo Warehouse Co., Ltd.....................................    11,800    107,576
#   CKD Corp....................................................   397,300  3,756,154
    CMC Corp....................................................    14,600    236,725
    Comany, Inc.................................................     4,700     64,917
#   Cosel Co., Ltd..............................................   180,800  1,801,001
#   Creek & River Co., Ltd......................................    72,100    733,744
    CTI Engineering Co., Ltd....................................    83,400  1,032,072
    CTS Co., Ltd................................................   195,500  1,389,220
    Dai-Dan Co., Ltd............................................   114,200  2,422,236
    Daido Kogyo Co., Ltd........................................    45,400    390,730
#   Daihatsu Diesel Manufacturing Co., Ltd......................   124,100    754,150
    Daihen Corp.................................................   157,400  3,533,056
    Daiho Corp..................................................   131,300  4,195,143
    Dai-Ichi Cutter Kogyo K.K...................................    25,300    419,918
    Daiichi Jitsugyo Co., Ltd...................................    66,600  2,104,282
#   Daiichi Kensetsu Corp.......................................    23,300    335,236
#   Daiki Axis Co., Ltd.........................................    50,400    417,097
*   Daikokuya Holdings Co., Ltd.................................   138,700     39,625
    Daiohs Corp.................................................    16,600    193,689
    Daiseki Co., Ltd............................................   301,963  7,123,525
    Daiseki Eco. Solution Co., Ltd..............................    46,559    274,107
    Daisue Construction Co., Ltd................................    59,100    498,643
    Daiwa Industries, Ltd.......................................   239,700  2,409,665
    Denyo Co., Ltd..............................................   124,600  1,566,098
#   DMG Mori Co., Ltd...........................................   398,300  5,421,880
    DMW Corp....................................................     4,800     95,885
    Duskin Co., Ltd.............................................   337,700  8,129,186
    Ebara Jitsugyo Co., Ltd.....................................    42,700    845,511
    EF-ON, Inc..................................................    98,120    782,363
    Eidai Co., Ltd..............................................   155,000    626,464
    Endo Lighting Corp..........................................    17,200    116,873
#*  Enshu, Ltd..................................................    36,099    339,744
#   EPCO Co., Ltd...............................................    28,000    223,945
    ERI Holdings Co., Ltd.......................................     1,500     10,346
#   Escrow Agent Japan, Inc.....................................   171,400    406,594
    F&M Co., Ltd................................................    40,500    384,498
#*  FDK Corp....................................................    51,298    492,084
#   Freund Corp.................................................    83,900    659,922
    Fudo Tetra Corp.............................................   129,680  1,976,279
#   Fuji Corp...................................................   457,700  5,973,810
    Fuji Die Co., Ltd...........................................    61,100    354,803
    Fuji Furukawa Engineering & Construction Co., Ltd...........     1,200     20,022
    Fujikura, Ltd............................................... 1,993,600  8,751,143
    Fujimak Corp................................................    12,600    112,218
#   Fujisash Co., Ltd...........................................   677,400    520,895
    Fujitec Co., Ltd............................................   518,200  5,654,377
    Fukuda Corp.................................................    75,600  2,813,033
    Fukushima Industries Corp...................................    95,500  3,386,114
    Fukuvi Chemical Industry Co., Ltd...........................    10,600     60,166
    Fukuyama Transporting Co., Ltd..............................    67,857  2,729,040
    FULLCAST Holdings Co., Ltd..................................   153,100  2,690,426
    Funai Soken Holdings, Inc...................................   300,670  5,083,128
    Furukawa Co., Ltd...........................................   247,000  3,150,305
    Furusato Industries, Ltd....................................    66,800    947,183
    Futaba Corp.................................................   262,500  4,140,313
    G Three Holdings Corp.......................................    12,600      7,565
    Gakujo Co., Ltd.............................................    27,600    322,186

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
INDUSTRIALS -- (Continued)
    Gecoss Corp.................................................   100,700 $   934,149
    Giken, Ltd..................................................    94,900   2,837,761
    Glory, Ltd..................................................   236,455   5,874,402
#   Grace Technology, Inc.......................................    54,300     964,722
    GS Yuasa Corp...............................................   271,799   5,673,310
    Hamakyorex Co., Ltd.........................................   124,000   4,434,373
    Hanwa Co., Ltd..............................................   284,900   7,911,657
    Hashimoto Sogyo Holdings Co., Ltd...........................     3,700      46,231
    Hazama Ando Corp............................................ 1,512,000  10,014,559
#   Helios Techno Holdings Co., Ltd.............................   135,000     875,395
    Hibiya Engineering, Ltd.....................................   144,700   2,262,030
    Hirakawa Hewtech Corp.......................................    79,600     890,591
#   Hirano Tecseed Co., Ltd.....................................    70,400     935,216
#   Hirata Corp.................................................    53,200   3,292,959
    Hisaka Works, Ltd...........................................   163,300   1,246,104
    Hitachi Zosen Corp.......................................... 1,230,879   4,094,979
#   Hito Communications, Inc....................................    50,900     709,251
#   Hoden Seimitsu Kako Kenkyusho Co., Ltd......................    30,300     329,705
    Hokuetsu Industries Co., Ltd................................   153,700   1,582,577
    Hokuriku Electrical Construction Co., Ltd...................    81,500     664,652
    Hosokawa Micron Corp........................................    54,500   2,225,406
    Howa Machinery, Ltd.........................................    59,000     436,194
    HyAS&Co, Inc................................................    30,100      72,738
    Ichikawa Co., Ltd...........................................     1,000      12,684
#   Ichiken Co., Ltd............................................    35,400     636,940
    Ichinen Holdings Co., Ltd...................................   154,000   1,682,134
#   Idec Corp...................................................   225,100   4,149,593
    Ihara Science Corp..........................................    49,700     685,946
    Iino Kaiun Kaisha, Ltd......................................   650,500   2,305,191
    Inaba Denki Sangyo Co., Ltd.................................   193,600   7,559,293
#   Inaba Seisakusho Co., Ltd...................................    68,100     769,954
    Inabata & Co., Ltd..........................................   333,400   4,394,307
#   Insource Co., Ltd...........................................    50,000   1,011,613
    Interworks, Inc.............................................     8,400      54,442
    Inui Global Logistics Co., Ltd..............................   146,080     958,611
#   IR Japan Holdings, Ltd......................................    61,000     690,532
    Iseki & Co., Ltd............................................   147,000   2,144,889
#   Ishii Iron Works Co., Ltd...................................    11,000     179,757
#   Isolite Insulating Products Co., Ltd........................    48,000     256,467
    Itoki Corp..................................................   252,700   1,310,923
    Iwaki Co., Ltd..............................................    30,400     305,524
    Iwasaki Electric Co., Ltd...................................    35,800     417,575
#   Iwatani Corp................................................   273,700   9,356,833
    JAC Recruitment Co., Ltd....................................   113,800   2,297,219
    Jalux, Inc..................................................    44,600     979,532
#   Jamco Corp..................................................    67,800   1,588,097
    Japan Asia Group, Ltd.......................................   181,900     613,634
#   Japan Elevator Service Holdings Co., Ltd....................   104,100   1,683,083
    Japan Foundation Engineering Co., Ltd.......................   130,900     412,381
    Japan Pulp & Paper Co., Ltd.................................    84,400   3,015,899
    Japan Steel Works, Ltd. (The)...............................   290,300   5,371,824
    Japan Transcity Corp........................................   268,200   1,047,709
    JK Holdings Co., Ltd........................................   111,140     541,751
#*  JMC Corp....................................................    13,000     198,527
    Juki Corp...................................................   233,100   2,549,375
    Kamei Corp..................................................   172,600   1,837,182
    Kanaden Corp................................................   135,500   1,433,402
    Kanagawa Chuo Kotsu Co., Ltd................................    42,300   1,431,577
    Kanamoto Co., Ltd...........................................   240,300   6,676,653

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CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
INDUSTRIALS -- (Continued)
    Kandenko Co., Ltd........................................... 286,200 $2,688,539
    Kanematsu Corp.............................................. 640,025  7,705,524
    Katakura Industries Co., Ltd................................ 182,800  1,914,492
    Kato Works Co., Ltd.........................................  61,100  1,530,741
    KAWADA TECHNOLOGIES, Inc....................................  48,400  3,011,168
    Kawagishi Bridge Works Co., Ltd.............................  11,700    256,629
    Kawanishi Warehouse Co., Ltd................................   1,700     18,171
#   Kawasaki Kinkai Kisen Kaisha, Ltd...........................   9,599    277,331
#*  Kawasaki Kisen Kaisha, Ltd.................................. 708,800  9,249,253
#   Kawata Manufacturing Co., Ltd...............................  26,900    332,696
    Keihin Co., Ltd.............................................  24,900    286,745
    KFC, Ltd....................................................   7,800    134,906
#*  KI Holdings Co., Ltd........................................ 104,000    292,710
    Kimura Chemical Plants Co., Ltd............................. 107,500    342,310
    Kimura Unity Co., Ltd.......................................  18,500    189,500
    King Jim Co., Ltd........................................... 103,900    744,936
#*  Kinki Sharyo Co., Ltd. (The)................................  26,299    478,539
    Kintetsu World Express, Inc................................. 292,500  4,240,430
    Kitagawa Corp...............................................  57,700  1,183,083
    Kitano Construction Corp....................................  25,672    749,178
    Kito Corp................................................... 159,700  2,469,809
    Kitz Corp................................................... 623,900  5,107,896
#   Kobayashi Metals, Ltd.......................................   7,900     20,138
#*  Kobe Electric Railway Co., Ltd..............................  32,699  1,160,947
#   Kobelco Eco-Solutions Co., Ltd..............................  21,399    314,560
    Koike Sanso Kogyo Co., Ltd..................................  14,500    309,418
#   Kokusai Co., Ltd............................................  51,600    364,336
    Kokuyo Co., Ltd............................................. 439,225  6,414,077
    KOMAIHALTEC, Inc............................................  24,900    425,919
    Komatsu Wall Industry Co., Ltd..............................  53,500    916,719
    Komori Corp................................................. 393,700  4,188,683
    Kondotec, Inc............................................... 128,700  1,110,658
    Konoike Transport Co., Ltd.................................. 200,800  3,009,184
    Kosaido Co., Ltd............................................ 212,900  1,293,347
#   Kozo Keikaku Engineering, Inc...............................  20,700    399,512
    KRS Corp....................................................  45,700    858,203
    Kumagai Gumi Co., Ltd....................................... 302,600  9,491,746
#   Kuroda Precision Industries, Ltd............................  16,300    210,803
    Kyodo Printing Co., Ltd.....................................  52,000  1,110,414
    Kyokuto Boeki Kaisha, Ltd...................................  45,000    673,089
    Kyokuto Kaihatsu Kogyo Co., Ltd............................. 239,500  3,380,926
    Kyoritsu Printing Co., Ltd.................................. 199,200    362,770
#   Like Co., Ltd...............................................  63,200    609,568
#   Link And Motivation, Inc.................................... 202,300  1,698,643
    Lonseal Corp................................................  13,900    217,308
    Luckland Co., Ltd...........................................  14,500    273,138
    Maeda Corp.................................................. 174,800  1,726,861
    Maeda Kosen Co., Ltd........................................ 139,700  3,282,731
    Maeda Road Construction Co., Ltd............................ 329,900  6,423,168
    Maezawa Industries, Inc.....................................  25,300     81,653
    Maezawa Kasei Industries Co., Ltd...........................  95,100    885,879
    Maezawa Kyuso Industries Co., Ltd...........................  74,400  1,235,120
    Makino Milling Machine Co., Ltd............................. 175,100  7,168,749
    Marubeni Construction Material Lease Co., Ltd...............   3,900     66,951
    Marufuji Sheet Piling Co., Ltd..............................  11,800    243,390
    Maruka Machinery Co., Ltd...................................  43,700    817,462
#   Marumae Co., Ltd............................................  26,300    173,727
#   Maruwa Unyu Kikan Co., Ltd..................................  74,700  2,495,281
    Maruyama Manufacturing Co., Inc.............................  27,900    335,644

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CONTINUED


                                                                 SHARES    VALUE>>
                                                                 ------- -----------
INDUSTRIALS -- (Continued)
#   Maruzen Co., Ltd............................................  66,600 $ 1,457,945
    Maruzen Showa Unyu Co., Ltd.................................  77,600   1,912,966
    Matching Service Japan Co., Ltd.............................  48,800     645,966
    Matsuda Sangyo Co., Ltd..................................... 102,182   1,341,643
    Matsui Construction Co., Ltd................................ 146,300     953,923
    Max Co., Ltd................................................ 206,800   2,753,826
    Meidensha Corp.............................................. 281,910   3,801,975
    Meiji Electric Industries Co., Ltd..........................  54,800     916,004
    Meiji Shipping Co., Ltd..................................... 111,000     354,295
    Meisei Industrial Co., Ltd.................................. 297,400   1,922,039
    Meitec Corp................................................. 214,700   9,373,655
    Meiwa Corp.................................................. 170,200     661,683
#   Mesco, Inc..................................................  29,800     294,074
    METAWATER Co., Ltd..........................................  66,000   1,837,622
#   Mie Kotsu Group Holdings, Inc............................... 389,700   2,219,446
#   Mirait Holdings Corp........................................ 438,355   6,335,455
    Mitani Corp.................................................  73,800   3,691,326
    Mitani Sangyo Co., Ltd...................................... 135,600     342,379
    Mitsubishi Kakoki Kaisha, Ltd...............................  44,100     613,398
    Mitsubishi Logisnext Co., Ltd............................... 204,400   2,126,001
    Mitsubishi Logistics Corp...................................  37,400     958,158
    Mitsubishi Pencil Co., Ltd.................................. 211,500   4,330,436
    Mitsuboshi Belting, Ltd..................................... 164,300   3,139,250
*   Mitsui E&S Holdings Co., Ltd................................ 629,300   7,101,405
    Mitsui Matsushima Holdings Co., Ltd.........................  65,700     829,429
*   Mitsui-Soko Holdings Co., Ltd............................... 172,300   3,044,519
    Mitsumura Printing Co., Ltd.................................   9,300     168,942
    Miyaji Engineering Group, Inc...............................  41,517     749,508
#   Mori-Gumi Co., Ltd..........................................  69,500     285,005
    Morita Holdings Corp........................................ 221,700   3,590,873
#   Musashi Co., Ltd............................................   5,000     100,527
    NAC Co., Ltd................................................  76,500     721,939
    Nachi-Fujikoshi Corp........................................ 116,300   4,666,573
#   Nadex Co., Ltd..............................................  40,600     352,578
    Nagase & Co., Ltd........................................... 365,100   5,343,849
#   Naigai Trans Line, Ltd......................................  42,000     541,969
    Nakabayashi Co., Ltd........................................ 105,900     529,699
    Nakakita Seisakusho Co., Ltd................................   3,700      93,163
#   Nakamoto Packs Co., Ltd.....................................  38,500     567,415
    Nakanishi Manufacturing Co., Ltd............................   5,700      52,708
    Nakano Corp................................................. 108,100     488,728
    Namura Shipbuilding Co., Ltd................................ 414,628   1,727,892
    Narasaki Sangyo Co., Ltd....................................  25,400     399,892
#   Nexyz Group Corp............................................  56,300     972,937
    Nice Holdings, Inc..........................................  50,900     402,975
#   Nichias Corp................................................ 480,000   8,323,339
    Nichiban Co., Ltd...........................................  84,000   1,528,365
    Nichiden Corp...............................................  99,600   1,434,051
    Nichiha Corp................................................ 210,180   5,387,083
    Nichireki Co., Ltd.......................................... 195,700   1,733,241
#   Nihon Dengi Co., Ltd........................................  30,200     742,351
    Nihon Flush Co., Ltd........................................  64,200   1,091,121
#   Nikkato Corp................................................  53,000     474,150
    Nikko Co., Ltd..............................................  36,700     766,122
    Nikkon Holdings Co., Ltd.................................... 403,700  10,166,880
    Nippi, Inc..................................................  11,900     356,550
    Nippo Corp..................................................  34,000     649,025
    Nippon Air Conditioning Services Co., Ltd................... 202,100   1,189,200
    Nippon Aqua Co., Ltd........................................  21,300      80,094

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDUSTRIALS -- (Continued)
#   Nippon Carbon Co., Ltd......................................    90,900 $3,613,730
    Nippon Concept Corp.........................................    40,400    363,896
    Nippon Densetsu Kogyo Co., Ltd..............................   272,300  5,967,858
    Nippon Dry-Chemical Co., Ltd................................     4,300     44,340
#   Nippon Filcon Co., Ltd......................................    20,500     96,172
    Nippon Hume Corp............................................   171,100  1,214,429
    Nippon Kanzai Co., Ltd......................................    77,200  1,331,972
    Nippon Koei Co., Ltd........................................    89,000  2,086,488
#   Nippon Parking Development Co., Ltd......................... 1,596,200  2,305,047
    Nippon Rietec Co., Ltd......................................     9,300    124,473
    Nippon Road Co., Ltd. (The).................................    51,800  3,011,042
#   Nippon Seisen Co., Ltd......................................    24,300    720,495
#*  Nippon Sharyo, Ltd..........................................    54,899  1,237,799
    Nippon Sheet Glass Co., Ltd.................................   756,400  6,841,192
    Nippon Steel & Sumikin Bussan Corp..........................   114,160  4,774,241
    Nippon Thompson Co., Ltd....................................   392,200  2,040,435
#   Nippon Tungsten Co., Ltd....................................     6,699    147,318
    Nishimatsu Construction Co., Ltd............................   389,300  9,075,957
    Nishi-Nippon Railroad Co., Ltd..............................   338,200  8,640,866
    Nishio Rent All Co., Ltd....................................   138,300  4,342,488
#   Nissei ASB Machine Co., Ltd.................................    63,600  2,257,965
#   Nissei Corp.................................................    38,900    400,211
    Nissei Plastic Industrial Co., Ltd..........................   171,600  1,414,824
    Nisshinbo Holdings, Inc..................................... 1,006,480  8,780,628
    Nissin Corp.................................................   109,100  1,757,733
#   Nissin Electric Co., Ltd....................................   384,200  3,363,865
    Nitta Corp..................................................   155,900  5,111,478
    Nitto Boseki Co., Ltd.......................................   202,100  3,557,752
    Nitto Kogyo Corp............................................   191,900  3,467,840
    Nitto Kohki Co., Ltd........................................    79,900  1,543,661
    Nitto Seiko Co., Ltd........................................   223,700  1,041,389
#   Nittoc Construction Co., Ltd................................   176,900  1,020,891
    Nittoku Engineering Co., Ltd................................    86,500  2,059,668
    NJS Co., Ltd................................................    42,800    577,101
#   nms Holdings Co.............................................    44,200    132,306
    Noda Corp...................................................   145,800    908,400
    Nomura Co., Ltd.............................................   314,900  8,576,627
    Noritake Co., Ltd...........................................    75,800  3,600,144
    Noritz Corp.................................................   217,800  3,031,196
#   NS Tool Co., Ltd............................................    60,100  1,383,318
    NS United Kaiun Kaisha, Ltd.................................    66,600  1,702,095
    NTN Corp....................................................   683,400  2,245,736
    Obara Group, Inc............................................    89,400  2,928,696
    Ochi Holdings Co., Ltd......................................     6,300     64,190
#   Odawara Engineering Co., Ltd................................     6,500     84,888
    Odelic Co., Ltd.............................................    27,200    962,061
#   Ohba Co., Ltd...............................................    84,000    472,633
    Ohmoto Gumi Co., Ltd........................................     4,100    181,533
    Oiles Corp..................................................   176,470  2,950,182
    Okabe Co., Ltd..............................................   292,400  2,301,086
#   Okada Aiyon Corp............................................    37,400    507,914
#   Okamoto Machine Tool Works, Ltd.............................    20,999    439,326
    Okamura Corp................................................   478,100  6,163,895
#   OKK Corp....................................................    28,700    212,294
    OKUMA Corp..................................................   134,300  6,946,121
    Okumura Corp................................................   247,980  7,836,132
    Onoken Co., Ltd.............................................   128,700  1,946,232
    Organo Corp.................................................    53,300  1,251,226
    Oriental Consultants Holdings Co., Ltd......................     4,700     79,201

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDUSTRIALS -- (Continued)
    Origin Electric Co., Ltd....................................    25,800 $  406,719
    OSG Corp....................................................   291,200  5,959,987
    OSJB Holdings Corp.......................................... 1,050,800  2,931,107
#   Outsourcing, Inc............................................   429,100  4,926,344
    Oyo Corp....................................................   166,600  1,757,068
#   Paraca, Inc.................................................    37,000    557,007
    Parker Corp.................................................    34,000    141,619
*   Pasco Corp..................................................     7,800     57,764
    Pasona Group, Inc...........................................   141,100  1,788,166
    Pegasus Sewing Machine Manufacturing Co., Ltd...............   150,600    963,876
    Penta-Ocean Construction Co., Ltd........................... 1,335,400  7,839,465
#*  Phil Co., Inc...............................................    14,700    645,723
    Prestige International, Inc.................................   391,200  4,668,245
    Pronexus, Inc...............................................   125,000  1,140,550
    PS Mitsubishi Construction Co., Ltd.........................   240,800  1,278,730
    Punch Industry Co., Ltd.....................................   105,400    550,731
    Quick Co., Ltd..............................................    76,900    990,476
    Raito Kogyo Co., Ltd........................................   299,700  3,663,250
    Rasa Corp...................................................    63,200    490,591
*   Refinverse, Inc.............................................     5,100     61,338
    Relia, Inc..................................................   188,900  1,647,645
    Rheon Automatic Machinery Co., Ltd..........................   152,100  1,923,916
#   Rix Corp....................................................    17,100    228,077
#*  Rozetta Corp................................................    38,800    751,223
    Ryobi, Ltd..................................................   182,740  4,702,310
#   S LINE Co., Ltd.............................................    23,800    229,637
    Sakai Heavy Industries, Ltd.................................    24,500    528,839
    Sakai Moving Service Co., Ltd...............................    85,500  4,667,546
#*  Sanix, Inc..................................................   159,800    300,791
    Sanki Engineering Co., Ltd..................................   339,100  3,539,362
#   Sanko Gosei, Ltd............................................   139,300    450,866
#   Sanko Metal Industrial Co., Ltd.............................    17,200    457,017
    Sankyo Tateyama, Inc........................................   212,200  2,629,092
#   Sanoyas Holdings Corp.......................................   159,500    280,973
#   Sansei Technologies, Inc....................................    90,100  1,482,642
#   Sansha Electric Manufacturing Co., Ltd......................    64,300    554,976
    Sanyo Denki Co., Ltd........................................    26,200    994,193
    Sanyo Engineering & Construction, Inc.......................    78,500    478,715
    Sanyo Industries, Ltd.......................................     9,900    165,352
    Sanyo Trading Co., Ltd......................................    80,000  1,313,991
    Sata Construction Co., Ltd..................................    91,299    321,202
    Sato Holdings Corp..........................................   213,700  5,058,086
    Sato Shoji Corp.............................................    91,500    764,178
    Sawafuji Electric Co., Ltd..................................     1,900     28,744
    SBS Holdings, Inc...........................................   157,000  2,300,224
    SEC Carbon, Ltd.............................................     7,800    734,602
#   Secom Joshinetsu Co., Ltd...................................    32,000  1,000,586
    Seibu Electric & Machinery Co., Ltd.........................     7,400     64,422
#   Seika Corp..................................................    67,000    898,227
*   Seikitokyu Kogyo Co., Ltd...................................   205,730  1,157,516
    Sekisui Jushi Corp..........................................   214,000  4,031,241
    Senko Group Holdings Co., Ltd...............................   904,000  7,363,908
#   Senshu Electric Co., Ltd....................................    58,600  1,359,453
    Shibusawa Warehouse Co., Ltd. (The).........................    62,200    864,272
    Shibuya Corp................................................   102,900  3,425,341
    Shima Seiki Manufacturing, Ltd..............................   158,500  5,176,015
    Shin Nippon Air Technologies Co., Ltd.......................   107,980  1,679,490
#   Shin-Keisei Electric Railway Co., Ltd.......................    41,099    786,034
#   Shinmaywa Industries, Ltd...................................   685,700  9,262,093

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
                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDUSTRIALS -- (Continued)
    Shinnihon Corp..............................................   211,600 $1,950,288
    Shinsho Corp................................................    36,300    826,693
    Shinwa Co., Ltd.............................................    69,000  1,317,853
*   Shoko Co., Ltd..............................................    44,400    258,848
#   Showa Aircraft Industry Co., Ltd............................    48,937    591,022
#   SIGMAXYZ, Inc...............................................   133,700  1,027,427
    Sinfonia Technology Co., Ltd................................   172,300  2,152,709
    Sinko Industries, Ltd.......................................   150,600  1,921,735
    Sintokogio, Ltd.............................................   325,300  2,753,324
    SMS Co., Ltd................................................   549,400  9,062,708
    Soda Nikka Co., Ltd.........................................   126,500    600,785
    Sodick Co., Ltd.............................................   329,900  2,502,964
#   Space Co., Ltd..............................................   100,062  1,138,499
#   S-Pool, Inc.................................................    60,100    910,339
    Srg Takamiya Co., Ltd.......................................   126,700    784,325
#   Star Micronics Co., Ltd.....................................   278,100  4,085,089
#   Subaru Enterprise Co., Ltd..................................     8,100    400,511
    Sugimoto & Co., Ltd.........................................    70,500  1,138,186
#   Sumiseki Holdings, Inc......................................   476,200    434,503
    Sumitomo Densetsu Co., Ltd..................................   129,500  2,121,842
    Sumitomo Mitsui Construction Co., Ltd....................... 1,401,840  8,952,067
    Sumitomo Precision Products Co., Ltd........................    20,684    556,127
    Sumitomo Warehouse Co., Ltd. (The)..........................   473,700  6,094,057
    Suzumo Machinery Co., Ltd...................................     2,200     21,705
    SWCC Showa Holdings Co., Ltd................................    98,700    572,794
#   Tacmina Corp................................................    14,200    226,194
    Tadano, Ltd.................................................   791,800  9,026,048
    Taihei Dengyo Kaisha, Ltd...................................   121,700  2,717,236
    Taiheiyo Kouhatsu, Inc......................................    44,200    292,987
    Taikisha, Ltd...............................................   185,900  4,943,475
    Taisei Oncho Co., Ltd.......................................    13,300    213,485
    Takadakiko Co., Ltd.........................................     7,500    187,748
    Takagi Seiko Corp...........................................     2,300    105,004
    Takamatsu Construction Group Co., Ltd.......................   104,900  2,704,951
    Takamatsu Machinery Co., Ltd................................    41,800    284,868
    Takano Co., Ltd.............................................    58,700    438,098
    Takaoka Toko Co., Ltd.......................................    53,420    726,758
    Takara Printing Co., Ltd....................................    22,955    343,332
    Takara Standard Co., Ltd....................................   264,400  3,791,366
    Takasago Thermal Engineering Co., Ltd.......................   348,300  5,492,821
    Takashima & Co., Ltd........................................    26,600    426,036
    Takeei Corp.................................................   162,900  1,070,767
    Takeuchi Manufacturing Co., Ltd.............................   286,000  5,210,262
#   Takigami Steel Construction Co., Ltd. (The).................     5,300    243,556
    Takisawa Machine Tool Co., Ltd..............................    45,100    629,945
    Takuma Co., Ltd.............................................   398,400  5,049,664
#   Tanabe Engineering Corp.....................................    39,500    301,876
#   Tanseisha Co., Ltd..........................................   284,849  3,033,608
    Tatsuta Electric Wire and Cable Co., Ltd....................   313,500  1,448,410
    TECHNO ASSOCIE Co., Ltd.....................................    56,800    562,286
    Techno Ryowa, Ltd...........................................    71,390    568,638
#   Techno Smart Corp...........................................    49,500    403,243
    TechnoPro Holdings, Inc.....................................    67,300  3,536,654
    Teikoku Electric Manufacturing Co., Ltd.....................   127,100  1,407,395
#   Teikoku Sen-I Co., Ltd......................................   145,700  2,961,136
    Tekken Corp.................................................   102,600  2,483,062
    Tenox Corp..................................................    22,500    179,031
    Teraoka Seisakusho Co., Ltd.................................    76,000    378,276
    Terasaki Electric Co., Ltd..................................    24,400    210,930

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CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
INDUSTRIALS -- (Continued)
    Toa Corp.................................................... 120,700 $1,527,600
    TOA ROAD Corp...............................................  26,500    734,946
#   Toba, Inc...................................................   9,500    238,566
    Tobishima Corp.............................................. 151,070  2,002,600
#   Tocalo Co., Ltd............................................. 474,700  4,054,903
    Toenec Corp.................................................  58,600  1,678,420
#   Togami Electric Manufacturing Co., Ltd......................  17,800    219,851
#   TOKAI Holdings Corp......................................... 728,500  5,828,099
    Tokai Lease Co., Ltd........................................  19,300    313,093
    Tokyo Energy & Systems, Inc................................. 184,200  1,596,768
#   Tokyo Keiki, Inc............................................  62,222    523,596
    Tokyo Sangyo Co., Ltd....................................... 146,700    707,438
    Tokyu Construction Co., Ltd................................. 666,900  6,208,784
    Toli Corp................................................... 279,900    631,581
    Tomoe Corp.................................................. 133,000    469,693
#   Tomoe Engineering Co., Ltd..................................  58,400  1,287,875
    Tonami Holdings Co., Ltd....................................  40,900  2,136,143
    Toppan Forms Co., Ltd....................................... 362,700  3,041,252
#   Torishima Pump Manufacturing Co., Ltd....................... 143,800  1,206,667
#   Toshiba Machine Co., Ltd.................................... 163,400  3,287,252
    Toshiba Plant Systems & Services Corp....................... 189,350  3,561,638
#   Tosho Printing Co., Ltd..................................... 163,199  1,427,021
    Totech Corp.................................................  57,000  1,146,043
    Totetsu Kogyo Co., Ltd...................................... 191,600  5,163,368
    Totoku Electric Co., Ltd....................................  17,700    311,468
    Toyo Construction Co., Ltd.................................. 617,200  2,359,280
#   Toyo Denki Seizo K.K........................................  39,850    485,953
#*  Toyo Engineering Corp....................................... 221,078  1,436,045
#   Toyo Logistics Co., Ltd.....................................  80,800    205,181
    Toyo Machinery & Metal Co., Ltd............................. 109,300    582,635
    Toyo Tanso Co., Ltd.........................................  77,200  1,644,257
#   Toyo Wharf & Warehouse Co., Ltd.............................  41,300    536,532
    Trancom Co., Ltd............................................  56,400  3,469,031
#   Trinity Industrial Corp.....................................  36,000    188,886
#   Trusco Nakayama Corp........................................ 245,100  6,467,771
    Trust Tech, Inc.............................................  80,200  2,397,427
    Tsubaki Nakashima Co., Ltd.................................. 333,600  5,523,552
    Tsubakimoto Chain Co........................................ 209,340  7,752,274
    Tsubakimoto Kogyo Co., Ltd..................................  28,800    861,234
#   Tsudakoma Corp..............................................  31,998    545,818
    Tsugami Corp................................................ 288,800  1,896,808
    Tsukishima Kikai Co., Ltd................................... 209,100  2,738,202
    Tsurumi Manufacturing Co., Ltd.............................. 141,900  2,383,042
    Uchida Yoko Co., Ltd........................................  56,400  1,177,963
    Ueki Corp...................................................  34,800    706,793
#   Union Tool Co...............................................  55,100  1,557,285
    Ushio, Inc.................................................. 832,700  9,481,537
#*  UT Group Co., Ltd........................................... 191,000  3,750,500
    Utoc Corp................................................... 102,200    479,062
    Wakachiku Construction Co., Ltd.............................  99,200  1,347,381
    Wakita & Co., Ltd........................................... 298,300  3,173,898
    WDB Holdings Co., Ltd.......................................  65,200  1,541,588
    Weathernews, Inc............................................  39,800  1,058,485
#   Will Group, Inc.............................................  96,900    828,083
    World Holdings Co., Ltd.....................................  48,900  1,218,427
    Yahagi Construction Co., Ltd................................ 200,200  1,260,854
    YAMABIKO Corp............................................... 255,328  2,533,194
    YAMADA Consulting Group Co., Ltd............................  77,900  1,242,674
    Yamashina Corp.............................................. 208,800    134,861

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CONTINUED


                                                                  SHARES      VALUE>>
                                                                 --------- --------------
INDUSTRIALS -- (Continued)
    Yamato Corp.................................................   117,000 $      509,511
#   Yamaura Corp................................................    46,400        404,045
    Yamazen Corp................................................   458,300      4,607,550
    Yasuda Logistics Corp.......................................   122,200        923,963
    Yokogawa Bridge Holdings Corp...............................   232,200      4,236,049
#   Yondenko Corp...............................................    27,360        659,427
    Yuasa Trading Co., Ltd......................................   125,900      3,687,237
    Yuken Kogyo Co., Ltd........................................    24,000        417,755
#   Yumeshin Holdings Co., Ltd..................................   362,700      2,739,984
    Yurtec Corp.................................................   277,500      2,345,270
    Yushin Precision Equipment Co., Ltd.........................     7,600         65,057
    Zaoh Co., Ltd...............................................    21,500        249,613
#   Zenitaka Corp. (The)........................................    19,600        909,760
    Zuiko Corp..................................................    29,000        633,292
                                                                           --------------
TOTAL INDUSTRIALS...............................................            1,039,284,335
                                                                           --------------
INFORMATION TECHNOLOGY -- (12.9%)
    A&D Co., Ltd................................................   132,100        836,585
#*  Access Co., Ltd.............................................   209,900      1,650,192
    Ad-sol Nissin Corp..........................................    43,000        567,722
#   Adtec Plasma Technology Co., Ltd............................    30,700        211,182
    AGS Corp....................................................    11,600         69,389
    Ai Holdings Corp............................................   311,300      5,421,095
    Aichi Tokei Denki Co., Ltd..................................    18,900        657,603
    Aiphone Co., Ltd............................................    74,900      1,106,333
#*  Allied Telesis Holdings K.K.................................   381,000        348,609
    Alpha Systems, Inc..........................................    62,320      1,458,286
    Amano Corp..................................................   409,100      8,528,433
    AOI Electronics Co., Ltd....................................    31,400        738,471
    Argo Graphics, Inc..........................................    59,700      2,137,803
    Arisawa Manufacturing Co., Ltd..............................   200,900      1,527,777
#   ArtSpark Holdings, Inc......................................    48,100        406,218
    Asahi Intelligence Service Co., Ltd.........................     1,300         12,740
#   Aval Data Corp..............................................    25,400        371,931
    Avant Corp..................................................    53,700        682,779
    Axell Corp..................................................    44,900        215,739
    Azia Co., Ltd...............................................    14,300        148,405
#   Billing System Corp.........................................    11,400        425,534
*   BrainPad, Inc...............................................    20,000        974,874
    Broadleaf Co., Ltd..........................................   717,600      3,674,019
    Business Brain Showa-Ota, Inc...............................     8,100        147,698
    CAC Holdings Corp...........................................    99,200        840,011
    Canon Electronics, Inc......................................   151,600      2,492,354
#   Capital Asset Planning, Inc.................................     6,600        154,024
    CDS Co., Ltd................................................    13,200        135,372
#*  Change, Inc.................................................    15,200        583,933
    Chino Corp..................................................    47,400        537,061
    Citizen Watch Co., Ltd...................................... 1,244,400      6,642,457
#   CMK Corp....................................................   385,100      2,472,242
    Computer Engineering & Consulting, Ltd......................   173,300      3,074,947
    Computer Institute of Japan, Ltd............................   102,900        745,874
#   Comture Corp................................................    81,000      2,163,430
    CONEXIO Corp................................................   127,000      1,611,961
#   Core Corp...................................................    44,500        475,035
#   Cresco, Ltd.................................................    40,600      1,128,392
*   CRI Middleware Co., Ltd.....................................     1,300         33,970
    Cube System, Inc............................................    58,300        399,345
    Cyber Com Co., Ltd..........................................     7,100        145,145
#   Cybernet Systems Co., Ltd...................................    49,900        263,352

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
                                                                 SHARES   VALUE>>
                                                                 ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    Cybozu, Inc................................................. 158,000 $  933,610
    Dai-ichi Seiko Co., Ltd.....................................  71,000    801,273
#   Daiko Denshi Tsushin, Ltd...................................  37,200    192,936
    Daishinku Corp..............................................  66,899    607,280
#   Daitron Co., Ltd............................................  53,300    630,058
    Daiwabo Holdings Co., Ltd................................... 133,800  7,199,234
    Denki Kogyo Co., Ltd........................................  74,900  1,682,401
    Densan System Co., Ltd......................................  48,100  1,058,885
#   Dexerials Corp.............................................. 455,700  3,709,927
    Digital Arts, Inc...........................................  87,600  5,665,451
#   Digital Hearts Holdings Co., Ltd............................ 107,300  1,401,688
#   Digital Information Technologies Corp.......................  58,200    690,369
    DKK-Toa Corp................................................   1,800     12,291
#   Double Standard, Inc........................................   7,700    268,532
    DTS Corp.................................................... 162,500  5,751,579
    Ebase Co., Ltd..............................................   2,000     30,984
#   E-Guardian, Inc.............................................  72,100  1,434,466
    Eizo Corp................................................... 127,800  4,957,825
    Elecom Co., Ltd............................................. 134,800  3,599,189
    Elematec Corp...............................................  61,471  1,013,365
#   Enomoto Co., Ltd............................................  30,200    223,952
    Enplas Corp.................................................  62,800  1,709,089
    ESPEC Corp.................................................. 168,100  3,080,713
    Excel Co., Ltd..............................................  56,000    986,964
#   Fenwal Controls of Japan, Ltd...............................  21,600    296,163
    Ferrotec Holdings Corp...................................... 251,000  2,255,705
#*  FFRI, Inc...................................................  23,000    770,345
#   Fixstars Corp............................................... 132,200  1,752,144
    Forval Corp.................................................  52,300    392,576
#*  Fronteo, Inc................................................ 113,600    810,112
#   FTGroup Co., Ltd............................................  67,000    910,302
    Fuji Soft, Inc.............................................. 123,400  5,022,995
    Fujitsu Frontech, Ltd.......................................  88,800    816,164
    Fukui Computer Holdings, Inc................................  48,600    728,001
    Furuno Electric Co., Ltd.................................... 191,500  1,596,005
#   Furuya Metal Co., Ltd.......................................   6,700    319,086
    Future Corp................................................. 156,100  2,167,892
    Future Innovation Group, Inc................................  17,400     51,528
#   Geomatec Co., Ltd...........................................  29,900    201,456
#   GL Sciences, Inc............................................  46,700    649,810
    GMO Cloud K.K...............................................  21,200    631,605
    GMO internet, Inc........................................... 176,700  2,387,533
#*  Gunosy, Inc.................................................  57,900  1,282,996
    Hagiwara Electric Holdings Co., Ltd.........................  51,100  1,334,925
    Hakuto Co., Ltd.............................................  99,400  1,056,948
#   Hibino Corp.................................................  26,300    457,816
    Hioki EE Corp...............................................  69,400  2,617,098
    Hochiki Corp................................................ 123,800  1,203,720
#   Hokuriku Electric Industry Co., Ltd.........................  48,200    426,494
    Honda Tsushin Kogyo Co., Ltd................................ 113,800    580,141
    Hosiden Corp................................................ 432,600  3,290,406
    Ibiden Co., Ltd............................................. 566,678  8,260,868
#   Icom, Inc...................................................  78,400  1,520,405
#   Ikegami Tsushinki Co., Ltd..................................  40,799    443,337
    Ines Corp................................................... 170,000  2,064,229
    I-Net Corp..................................................  78,390    964,941
    Infocom Corp................................................  92,000  3,114,924
#   Infomart Corp............................................... 762,200  8,135,659
    Information Development Co., Ltd............................  52,100    686,891

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
                                                                  SHARES     VALUE>>
                                                                 --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Information Services International-Dentsu, Ltd..............    89,700 $ 2,396,889
    Innotech Corp...............................................   119,800   1,108,870
#   Intelligent Wave, Inc.......................................    33,500     202,545
    Inter Action Corp...........................................    47,500   1,039,780
    I-O Data Device, Inc........................................    56,200     604,364
    Iriso Electronics Co., Ltd..................................   156,100   6,393,453
#   ISB Corp....................................................    21,900     364,774
#   Ishii Hyoki Co., Ltd........................................    31,000     189,845
#*  ITbook Holdings Co., Ltd....................................   101,500     357,416
    Itfor, Inc..................................................   113,400     787,438
    ITmedia, Inc................................................    20,400      84,981
    Iwatsu Electric Co., Ltd....................................    68,500     488,076
    Japan Aviation Electronics Industry, Ltd....................   376,700   4,909,378
    Japan Cash Machine Co., Ltd.................................   154,000   1,402,392
#*  Japan Display, Inc.......................................... 3,630,000   2,418,676
#   Japan Electronic Materials Corp.............................    51,800     349,075
    Japan Material Co., Ltd.....................................   461,400   5,340,518
#   Jastec Co., Ltd.............................................    83,900     690,292
    JBCC Holdings, Inc..........................................   117,800   1,562,220
#*  JIG-SAW, Inc................................................    29,200     672,169
    Justsystems Corp............................................   264,400   5,387,180
    Kaga Electronics Co., Ltd...................................   134,700   2,503,685
    Kanematsu Electronics, Ltd..................................    88,400   2,593,238
    KEL Corp....................................................    27,900     237,419
    Koa Corp....................................................   111,500   1,597,419
#   Kyoden Co., Ltd.............................................   104,300     401,882
    Kyosan Electric Manufacturing Co., Ltd......................   316,800   1,203,786
    Kyowa Electronic Instruments Co., Ltd.......................   156,600     521,846
#   LAC Co., Ltd................................................    99,100   1,359,304
#   Lasertec Corp...............................................   316,600  10,436,407
    Macnica Fuji Electronics Holdings, Inc......................   385,850   5,044,503
#   Mamezou Holdings Co., Ltd...................................   123,200   1,146,114
    Marubun Corp................................................   112,200     741,986
#   Maruwa Co., Ltd.............................................    68,500   4,029,910
    Maxell Holdings, Ltd........................................   398,300   5,680,384
    MCJ Co., Ltd................................................   527,400   3,567,616
    Megachips Corp..............................................   109,000   2,828,788
#   Meiko Electronics Co., Ltd..................................   176,500   3,249,878
#   Micronics Japan Co., Ltd....................................   232,600   1,706,759
#   Mimaki Engineering Co., Ltd.................................   133,000     957,815
    Mimasu Semiconductor Industry Co., Ltd......................   128,181   1,647,582
    Miraial Co., Ltd............................................    48,000     504,067
#   Miroku Jyoho Service Co., Ltd...............................   135,400   3,128,948
    Mitachi Co., Ltd............................................    17,900     120,823
    Mitsubishi Research Institute, Inc..........................    54,300   1,590,070
#   Mitsui High-Tec, Inc........................................   187,800   1,581,678
#   Mutoh Holdings Co., Ltd.....................................    14,600     243,413
    Nagano Keiki Co., Ltd.......................................    94,900     708,040
    Nakayo, Inc.................................................    78,000   1,013,978
    NEC Networks & System Integration Corp......................   175,600   3,878,624
    NET One Systems Co., Ltd....................................   426,000   8,928,178
    NF Corp.....................................................    20,700     295,952
#   Nichicon Corp...............................................   388,200   3,084,805
*   Nihon Dempa Kogyo Co., Ltd..................................     3,900      13,574
    Nihon Denkei Co., Ltd.......................................    31,800     406,722
    Nippon Ceramic Co., Ltd.....................................    46,100   1,070,006
    Nippon Chemi-Con Corp.......................................    83,600   1,677,748
#   Nippon Computer Dynamics Co., Ltd...........................    38,600     408,153
#   Nippon Information Development Co., Ltd.....................    12,600     140,749

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CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#   Nippon Kodoshi Corp.........................................  56,200 $  848,276
    Nippon Signal Co., Ltd...................................... 374,100  3,256,845
    Nippon Systemware Co., Ltd..................................  55,400    915,837
#   Nissha Co., Ltd............................................. 290,200  3,807,435
    Nohmi Bosai, Ltd............................................ 161,800  2,730,629
#   Noritsu Koki Co., Ltd....................................... 154,700  2,471,105
    NSD Co., Ltd................................................ 285,480  6,063,768
    NuFlare Technology, Inc.....................................  36,300  1,746,448
#   Ohara, Inc..................................................  16,800    254,098
*   Ohizumi Manufacturing Co., Ltd..............................  27,100    175,752
#   Okaya Electric Industries Co., Ltd..........................  77,800    266,177
    Oki Electric Industry Co., Ltd.............................. 701,700  9,063,289
    ONO Sokki Co., Ltd..........................................  37,400    207,483
#   Optex Group Co., Ltd........................................ 266,220  4,679,886
#   Oro Co., Ltd................................................  11,700    478,884
    Osaki Electric Co., Ltd..................................... 324,800  2,156,028
#   Oval Corp...................................................  35,600     76,000
#   Paltek Corp.................................................  38,500    209,549
    PCI Holdings, Inc...........................................   9,700    210,042
    Poletowin Pitcrew Holdings, Inc............................. 219,400  1,756,137
#   Pro-Ship, Inc...............................................  37,200    461,081
#   Rakus Co., Ltd.............................................. 122,500  2,171,649
#   RECOMM Co., Ltd............................................. 404,200    710,108
#   Remixpoint, Inc............................................. 172,700    662,123
    Renesas Easton Co., Ltd..................................... 105,100    401,438
    Riken Keiki Co., Ltd........................................ 113,500  2,070,337
    Riso Kagaku Corp............................................ 134,300  2,029,933
    Roland DG Corp.............................................. 103,100  2,008,390
#   Rorze Corp..................................................  74,600  1,121,089
#   RS Technologies Co., Ltd....................................  29,300    744,203
    Ryoden Corp................................................. 109,700  1,375,832
    Ryosan Co., Ltd............................................. 188,800  5,284,136
#   Ryoyo Electro Corp.......................................... 164,700  2,251,849
#   Saison Information Systems Co., Ltd.........................  23,800    306,715
#   Sakura Internet, Inc........................................ 148,300    650,593
#   Samco, Inc..................................................  14,700    126,824
    Sanken Electric Co., Ltd.................................... 191,500  4,009,495
    Sanshin Electronics Co., Ltd................................ 151,900  2,348,383
#   Satori Electric Co., Ltd....................................  86,980    717,849
    Saxa Holdings, Inc..........................................  32,600    520,545
#   Scala, Inc.................................................. 120,700    830,518
    Seikoh Giken Co., Ltd.......................................  15,500    256,443
#   SEMITEC Corp................................................   5,500    267,868
#   Shibaura Electronics Co., Ltd...............................  58,000  2,011,253
    Shibaura Mechatronics Corp..................................  24,900    797,331
#*  SHIFT, Inc..................................................  45,400  2,004,466
    Shindengen Electric Manufacturing Co., Ltd..................  52,800  2,096,940
#*  Shinkawa, Ltd...............................................  95,600    349,929
    Shinko Electric Industries Co., Ltd......................... 529,700  3,652,331
    Shinko Shoji Co., Ltd....................................... 157,100  2,432,525
#   Shirai Electronics Industrial Co., Ltd......................  51,100    143,940
#   Shizuki Electric Co., Inc................................... 127,100    703,307
#   Showa Shinku Co., Ltd.......................................  25,400    274,878
    Sigma Koki Co., Ltd.........................................  31,600    402,907
#   Siix Corp................................................... 238,400  3,351,821
#   SK-Electronics Co., Ltd.....................................  61,800  1,012,945
#   SMK Corp....................................................  36,599    850,524
#   Softbank Technology Corp....................................  72,400  1,364,273
#   Softbrain Co., Ltd.......................................... 111,300    533,262

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
                                                                  SHARES     VALUE>>
                                                                 --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Softcreate Holdings Corp....................................    57,100 $    696,122
#   Soliton Systems K.K.........................................    55,700      432,709
*   So-net Media Networks Corp..................................    14,900      203,476
#   Soshin Electric Co., Ltd....................................    58,400      191,276
#   Sourcenext Corp.............................................   364,000    1,787,197
    SRA Holdings................................................    75,600    1,816,799
#   Sumida Corp.................................................   204,749    2,299,591
    Sun Corp....................................................    12,400       85,679
    Sun-Wa Technos Corp.........................................    79,000      670,735
    Suzuden Corp................................................    32,300      448,558
#   Suzuki Co., Ltd.............................................    75,000      456,420
#   System Information Co., Ltd.................................    24,700      245,684
    System Research Co., Ltd....................................    12,600      351,573
    Systemsoft Corp.............................................   255,800      235,536
    Systena Corp................................................   572,300    6,328,525
    Tachibana Eletech Co., Ltd..................................   128,160    1,842,858
#   Takachiho Koheki Co., Ltd...................................    37,400      326,233
    TAKEBISHI Corp..............................................    53,100      681,332
    Tamura Corp.................................................   591,000    3,281,252
#   Tazmo Co., Ltd..............................................    39,500      285,079
    TDC Soft, Inc...............................................   109,900      806,754
*   Teac Corp...................................................    46,699       93,339
    TechMatrix Corp.............................................   106,100    1,790,312
#   Techno Horizon Holdings Co., Ltd............................    53,800      173,783
    Tecnos Japan, Inc...........................................   109,700      789,122
    Teikoku Tsushin Kogyo Co., Ltd..............................    53,800      585,016
#*  Terilogy Co., Ltd...........................................    43,600      494,809
#*  TerraSky Co., Ltd...........................................     4,700      160,013
    TESEC Corp..................................................    19,400      226,372
    TKC Corp....................................................   120,200    4,236,618
    Tokyo Electron Device, Ltd..................................    44,600      724,314
    Tokyo Seimitsu Co., Ltd.....................................   316,700    9,274,728
    Tomen Devices Corp..........................................    15,300      324,039
    Topcon Corp.................................................   869,100   11,720,340
#   Torex Semiconductor, Ltd....................................    45,500      532,706
    Toshiba TEC Corp............................................   212,800    5,109,437
    Toukei Computer Co., Ltd....................................    22,710      595,203
    Towa Corp...................................................   161,600    1,027,982
    Toyo Corp...................................................   165,500    1,223,251
    Tri Chemical Laboratories, Inc..............................    38,200    1,645,251
#   Tsuzuki Denki Co., Ltd......................................    41,500      321,102
#   UKC Holdings Corp...........................................   100,600    1,778,327
    Ulvac, Inc..................................................   355,700   11,733,475
#   UMC Electronics Co., Ltd....................................    49,900      750,120
    Uniden Holdings Corp........................................    42,400      824,770
    UNIRITA, Inc................................................     8,100      126,132
    UNITED, Inc.................................................    75,000    1,111,849
    V Technology Co., Ltd.......................................    38,300    5,467,545
    VeriServe Corp..............................................    11,700      535,864
    VINX Corp...................................................    14,600      168,251
    Vitec Holdings Co., Ltd.....................................    64,100    1,121,302
    Wacom Co., Ltd.............................................. 1,162,200    5,147,312
#   YAC Holdings Co., Ltd.......................................    93,000      555,601
#   Yamaichi Electronics Co., Ltd...............................   150,000    1,789,447
    Yashima Denki Co., Ltd......................................   126,300      938,487
#   Yokowo Co., Ltd.............................................    91,700    1,216,109
    Zuken, Inc..................................................   113,200    1,503,285
                                                                           ------------
TOTAL INFORMATION TECHNOLOGY....................................            474,036,485
                                                                           ------------

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CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
MATERIALS -- (9.9%)
    Achilles Corp...............................................   109,000 $ 1,991,915
    ADEKA Corp..................................................   639,500  10,088,324
    Agro-Kanesho Co., Ltd.......................................     4,600      86,781
    Aichi Steel Corp............................................    80,700   2,543,716
    Arakawa Chemical Industries, Ltd............................   131,200   1,599,534
    Araya Industrial Co., Ltd...................................    26,500     378,585
    Asahi Holdings, Inc.........................................   295,350   6,298,560
    Asahi Printing Co., Ltd.....................................    25,700     237,299
    ASAHI YUKIZAI Corp..........................................    98,600   1,350,392
    Asahipen Corp...............................................     2,100      34,006
    Asia Pile Holdings Corp.....................................   220,000   1,341,511
    C Uyemura & Co., Ltd........................................    33,800   2,069,961
    Carlit Holdings Co., Ltd....................................   137,900   1,025,056
    Chuetsu Pulp & Paper Co., Ltd...............................    43,400     524,699
*   Chugai Mining Co., Ltd......................................   652,700     101,797
#   Chugoku Marine Paints, Ltd..................................   467,100   4,175,109
    CI Takiron Corp.............................................   330,000   1,767,447
#   CK-San-Etsu Co., Ltd........................................    21,200     461,855
    Dai Nippon Toryo Co., Ltd...................................   144,400   1,349,734
    Daido Steel Co., Ltd........................................   112,700   4,711,096
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.......................   128,500   1,033,467
    Daiken Corp.................................................    95,800   1,645,671
#   Daiki Aluminium Industry Co., Ltd...........................   199,400   1,093,290
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd......    93,400   2,392,720
#   Daio Paper Corp.............................................   327,400   4,206,988
    DKS Co., Ltd................................................    61,700   1,381,176
#   Dowa Holdings Co., Ltd......................................   244,900   7,846,125
    Dynapac Co., Ltd............................................     8,500     112,005
    Fuji Seal International, Inc................................   108,700   3,611,119
    Fujikura Kasei Co., Ltd.....................................   184,200     951,053
    Fujimori Kogyo Co., Ltd.....................................   120,500   3,142,571
#   Fumakilla, Ltd..............................................    52,701     576,129
    Fuso Chemical Co., Ltd......................................   139,800   2,746,298
    Geostr Corp.................................................   111,400     434,162
    Godo Steel, Ltd.............................................    66,400   1,083,558
    Gun-Ei Chemical Industry Co., Ltd...........................    31,100     749,357
    Hakudo Co., Ltd.............................................    45,500     681,186
    Harima Chemicals Group, Inc.................................   104,000     943,279
    Hodogaya Chemical Co., Ltd..................................    44,900     858,430
    Hokkan Holdings, Ltd........................................    52,400     781,759
    Hokko Chemical Industry Co., Ltd............................   135,500     636,758
    Hokuetsu Corp............................................... 1,035,399   5,617,148
    Honshu Chemical Industry Co., Ltd...........................    27,200     300,879
#   Ise Chemicals Corp..........................................    14,800     448,925
#   Ishihara Chemical Co., Ltd..................................    35,500     555,644
*   Ishihara Sangyo Kaisha, Ltd.................................   256,450   2,615,276
    Ishizuka Glass Co., Ltd.....................................    17,800     319,092
    Japan Pure Chemical Co., Ltd................................    11,400     235,065
    JCU Corp....................................................   180,400   2,600,830
    JSP Corp....................................................    95,500   1,958,314
    Kanto Denka Kogyo Co., Ltd..................................   335,900   2,797,546
    Katakura & Co-op Agri Corp..................................    21,500     229,999
#   KeePer Technical Laboratory Co., Ltd........................    49,400     456,169
    KH Neochem Co., Ltd.........................................   230,900   5,433,401
    Kimoto Co., Ltd.............................................   247,400     426,415
    Koatsu Gas Kogyo Co., Ltd...................................   223,493   1,515,519
#   Kogi Corp...................................................     5,499      68,420
    Kohsoku Corp................................................    71,200     659,765
    Konishi Co., Ltd............................................   245,600   3,570,241

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
                                                                  SHARES     VALUE>>
                                                                 --------- -----------
MATERIALS -- (Continued)
#   Konoshima Chemical Co., Ltd.................................    39,000 $   237,016
    Krosaki Harima Corp.........................................    42,500   2,237,593
#   Kumiai Chemical Industry Co., Ltd...........................   731,787   4,548,401
    Kunimine Industries Co., Ltd................................    38,600     284,923
    Kureha Corp.................................................   138,250   8,672,644
    Kurimoto, Ltd...............................................    67,900     870,355
#   Kuriyama Holdings Corp......................................    91,200     610,550
#   Kyoei Steel, Ltd............................................   156,500   2,555,176
    Kyowa Leather Cloth Co., Ltd................................    89,800     621,033
    Lintec Corp.................................................   214,800   4,756,601
    MEC Co., Ltd................................................   131,000   1,279,942
#   Mipox Corp..................................................    43,400     132,410
    Mitani Sekisan Co., Ltd.....................................    73,600   1,728,075
    Mitsubishi Paper Mills, Ltd.................................   425,300   2,211,575
    Mitsubishi Steel Manufacturing Co., Ltd.....................    53,500     823,763
    Mitsui Mining & Smelting Co., Ltd...........................   461,000  10,875,823
#   Molitec Steel Co., Ltd......................................    83,100     319,445
#   MORESCO Corp................................................    47,800     686,939
    Mory Industries, Inc........................................    39,300     849,187
    Muto Seiko Co...............................................     6,500      31,534
    Nakayama Steel Works, Ltd...................................   239,400   1,111,428
    Neturen Co., Ltd............................................   261,200   2,069,779
#*  New Japan Chemical Co., Ltd.................................   200,600     346,765
    Nicca Chemical Co., Ltd.....................................    49,300     413,676
    Nichia Steel Works, Ltd.....................................   121,100     305,480
#   Nihon Kagaku Sangyo Co., Ltd................................    90,200   1,016,450
#   Nihon Nohyaku Co., Ltd......................................   240,300   1,090,054
    Nihon Parkerizing Co., Ltd..................................   631,200   7,468,956
    Nihon Yamamura Glass Co., Ltd...............................   112,600   1,526,323
    Nippon Carbide Industries Co., Inc..........................    49,300     769,156
    Nippon Chemical Industrial Co., Ltd.........................    42,600     910,813
    Nippon Concrete Industries Co., Ltd.........................   302,400     722,741
#   Nippon Denko Co., Ltd....................................... 1,006,814   2,059,674
    Nippon Fine Chemical Co., Ltd...............................    81,500     814,379
    Nippon Kayaku Co., Ltd......................................    16,000     201,466
    Nippon Kinzoku Co., Ltd.....................................    26,500     304,545
    Nippon Koshuha Steel Co., Ltd...............................    26,799     132,792
    Nippon Light Metal Holdings Co., Ltd........................ 4,699,000  10,427,086
    Nippon Paper Industries Co., Ltd............................   132,100   2,590,240
    Nippon Pillar Packing Co., Ltd..............................   161,000   1,966,962
    Nippon Soda Co., Ltd........................................   192,400   4,874,812
#   Nippon Yakin Kogyo Co., Ltd................................. 1,305,800   3,058,908
    Nitta Gelatin, Inc..........................................    98,800     602,869
    Nittetsu Mining Co., Ltd....................................    36,800   1,520,972
#   Nitto FC Co., Ltd...........................................   126,300     839,557
    Nozawa Corp.................................................    52,500     445,503
#   Oat Agrio Co., Ltd..........................................    18,000     342,922
#   Okamoto Industries, Inc.....................................    82,200   4,223,332
    Okura Industrial Co., Ltd...................................    60,100     977,218
    Osaka Organic Chemical Industry, Ltd........................   109,800   1,138,316
    Osaka Soda Co., Ltd.........................................   107,999   2,473,343
    Osaka Steel Co., Ltd........................................    94,200   1,711,882
#   OSAKA Titanium Technologies Co., Ltd........................   157,500   2,421,864
#   Pacific Metals Co., Ltd.....................................   129,599   3,483,630
#   Pack Corp. (The)............................................    98,200   2,599,543
#   Rasa Industries, Ltd........................................    44,800     560,477
    Rengo Co., Ltd..............................................    72,600     635,523
    Riken Technos Corp..........................................   248,500   1,052,965
    Sakai Chemical Industry Co., Ltd............................   112,100   2,347,085

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
MATERIALS -- (Continued)
    Sakata INX Corp.............................................   321,400 $  3,510,734
    Sanyo Chemical Industries, Ltd..............................    96,200    4,615,701
    Sanyo Special Steel Co., Ltd................................   147,060    3,186,732
    Seiko PMC Corp..............................................    81,600      589,582
    Sekisui Plastics Co., Ltd...................................   177,800    1,501,318
    Shikoku Chemicals Corp......................................   258,700    2,852,508
    Shinagawa Refractories Co., Ltd.............................    44,300    1,485,951
    Shin-Etsu Polymer Co., Ltd..................................   336,500    2,536,212
    Shinko Wire Co., Ltd........................................    13,800      134,298
    SK Kaken Co., Ltd...........................................     1,600      700,776
    Soken Chemical & Engineering Co., Ltd.......................    46,400      800,629
    Stella Chemifa Corp.........................................    82,400    2,181,864
    Sumitomo Bakelite Co., Ltd..................................    36,700    1,368,389
#   Sumitomo Osaka Cement Co., Ltd..............................   242,399   10,755,023
    Sumitomo Seika Chemicals Co., Ltd...........................    70,300    2,787,683
#   T Hasegawa Co., Ltd.........................................   190,800    2,821,666
    T&K Toka Co., Ltd...........................................   145,100    1,295,841
#   Taisei Lamick Co., Ltd......................................    43,900    1,127,829
    Taiyo Holdings Co., Ltd.....................................   137,800    4,195,512
    Takasago International Corp.................................   104,000    3,216,663
    Takemoto Yohki Co., Ltd.....................................    48,400      651,746
    Tayca Corp..................................................   133,700    2,170,475
    Tenma Corp..................................................   129,800    1,977,161
    Toagosei Co., Ltd...........................................   856,600    9,977,437
#   Toda Kogyo Corp.............................................    24,200      499,679
    Toho Acetylene Co., Ltd.....................................    12,700      157,829
    Toho Chemical Industry Co., Ltd.............................    47,000      166,949
    Toho Titanium Co., Ltd......................................   206,000    1,883,435
    Toho Zinc Co., Ltd..........................................    91,999    3,044,303
    Tohoku Steel Co., Ltd.......................................    16,300      200,234
    Tokushu Tokai Paper Co., Ltd................................    70,658    2,491,159
    Tokuyama Corp...............................................   257,798    6,016,821
    Tokyo Ohka Kogyo Co., Ltd...................................   252,800    7,108,373
    Tokyo Printing Ink Manufacturing Co., Ltd...................    10,200      236,400
#   Tokyo Rope Manufacturing Co., Ltd...........................   100,300      895,589
    Tokyo Steel Manufacturing Co., Ltd..........................   819,300    6,917,902
    Tokyo Tekko Co., Ltd........................................    75,900      834,767
    Tomoegawa Co., Ltd..........................................    33,600      328,378
    Tomoku Co., Ltd.............................................    80,700    1,186,413
    Topy Industries, Ltd........................................   113,200    2,431,127
#   Toyo Gosei Co., Ltd.........................................    31,600      276,475
    Toyo Ink SC Holdings Co., Ltd...............................   270,200    6,123,594
    Toyobo Co., Ltd.............................................   711,600   10,558,962
#   TYK Corp....................................................   183,700      643,809
    UACJ Corp...................................................   183,541    3,958,384
    Valqua, Ltd.................................................   127,199    2,481,106
#   Vertex Corp.................................................    45,998      479,493
    Wavelock Holdings Co., Ltd..................................    30,900      217,212
    Wood One Co., Ltd...........................................    48,500      446,822
    Yamato Kogyo Co., Ltd.......................................   305,800    7,985,724
    Yodogawa Steel Works, Ltd...................................   152,800    3,106,162
    Yoshicon Co., Ltd...........................................     3,100       29,911
#   Yotai Refractories Co., Ltd.................................   118,000      731,761
    Yushiro Chemical Industry Co., Ltd..........................    73,800      796,355
                                                                           ------------
TOTAL MATERIALS.................................................            363,422,455
                                                                           ------------
REAL ESTATE -- (1.8%)
    AD Works Co., Ltd........................................... 1,948,800      626,364
    Airport Facilities Co., Ltd.................................   146,470      720,252

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
REAL ESTATE -- (Continued)
    Anabuki Kosan, Inc..........................................     4,600 $   116,704
    Aoyama Zaisan Networks Co., Ltd.............................    51,300     733,135
#   Apaman Co., Ltd.............................................    79,600     449,003
#   Arealink Co., Ltd...........................................    37,000     477,831
#   B-Lot Co., Ltd..............................................    11,000     131,912
#   Cosmos Initia Co., Ltd......................................    99,600     532,641
#   CRE, Inc....................................................    65,900     555,673
    Daibiru Corp................................................   345,200   3,437,681
#   Dear Life Co., Ltd..........................................   128,900     531,530
    Goldcrest Co., Ltd..........................................   137,770   2,091,048
#   Good Com Asset Co., Ltd.....................................     6,200      83,975
    Grandy House Corp...........................................   117,800     440,921
    Heiwa Real Estate Co., Ltd..................................   236,600   4,371,942
    Ichigo, Inc.................................................   958,600   3,314,850
#   Intellex Co., Ltd...........................................    30,000     179,639
*   Japan Asset Marketing Co., Ltd.............................. 1,648,500   1,545,804
    Japan Corporate Housing Service, Inc........................    10,500      77,138
    Japan Property Management Center Co., Ltd...................    95,600     747,439
    Kabuki-Za Co., Ltd..........................................    20,300   1,077,607
    Keihanshin Building Co., Ltd................................   289,300   2,368,643
    Kenedix, Inc................................................   637,700   3,357,731
    Land Business Co., Ltd......................................     4,700      33,025
#*  LAND Co., Ltd............................................... 1,824,900     135,170
    Leopalace21 Corp............................................ 2,072,900   9,821,567
#   Mugen Estate Co., Ltd.......................................    83,200     450,800
    Nippon Commercial Development Co., Ltd......................    84,200   1,172,901
    Nisshin Fudosan Co..........................................   232,400     934,560
#   Prospect Co., Ltd........................................... 3,669,000     981,445
    Raysum Co., Ltd.............................................   101,700   1,026,915
#   SAMTY Co., Ltd..............................................   116,200   1,630,650
    Sankyo Frontier Co., Ltd....................................    22,800     795,983
    Sansei Landic Co., Ltd......................................    40,600     293,608
#   Shinoken Group Co., Ltd.....................................   160,300   1,210,267
#   Star Mica Co., Ltd..........................................    85,400   1,134,721
    Sun Frontier Fudousan Co., Ltd..............................   246,800   2,714,594
#   Takara Leben Co., Ltd.......................................   667,100   2,093,417
#   Tateru, Inc.................................................   202,300     572,197
    TOC Co., Ltd................................................   405,950   3,069,189
#   Tokyo Rakutenchi Co., Ltd...................................    21,100     886,375
    Tokyo Theatres Co., Inc.....................................    53,999     608,478
    Tosei Corp..................................................   247,400   2,323,135
#   Unizo Holdings Co., Ltd.....................................   206,000   3,896,533
#   Urbanet Corp. Co., Ltd......................................   111,300     342,925
                                                                           -----------
TOTAL REAL ESTATE...............................................            64,097,918
                                                                           -----------
UTILITIES -- (1.1%)
    eRex Co., Ltd...............................................   256,500   1,463,322
    Hiroshima Gas Co., Ltd......................................   330,700   1,030,608
    Hokkaido Electric Power Co., Inc............................ 1,289,300   8,942,762
    Hokkaido Gas Co., Ltd.......................................   100,600   1,365,976
*   Hokuriku Electric Power Co..................................   565,000   4,973,111
    Hokuriku Gas Co., Ltd.......................................    10,100     283,745
    K&O Energy Group, Inc.......................................   107,400   1,425,338
    Nippon Gas Co., Ltd.........................................    52,800   1,942,428
    Okinawa Electric Power Co., Inc. (The)......................   346,221   6,550,208
*   RENOVA, Inc.................................................   197,300   1,933,726
    Saibu Gas Co., Ltd..........................................   236,500   5,284,195
    Shizuoka Gas Co., Ltd.......................................   397,100   3,217,557
    Toell Co., Ltd..............................................    59,400     360,126

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                     SHARES      VALUE>>
                                                                   ---------- --------------
UTILITIES -- (Continued)
#     West Holdings Corp..........................................    113,500 $    1,187,489
TOTAL UTILITIES...................................................                39,960,591
                                                                              --------------
TOTAL COMMON STOCKS...............................................             3,534,864,043
                                                                              --------------

                                                                                 VALUE+
                                                                              --------------
SECURITIES LENDING COLLATERAL -- (3.5%)
@(S)  DFA Short Term Investment Fund.............................. 11,136,623    128,861,866
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%).....................................
  (Cost $3,417,322,376)^^.........................................            $3,663,725,909
                                                                              ==============

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------
                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                              ---------- -------------- ------- --------------
Common Stocks
   Communication Services....................         -- $  110,963,918   --    $  110,963,918
   Consumer Discretionary.................... $2,584,103    666,912,358   --       669,496,461
   Consumer Staples..........................         --    265,321,694   --       265,321,694
   Energy....................................         --     27,968,612   --        27,968,612
   Financials................................         --    303,581,764   --       303,581,764
   Health Care...............................         --    176,729,810   --       176,729,810
   Industrials...............................         --  1,039,284,335   --     1,039,284,335
   Information Technology....................         --    474,036,485   --       474,036,485
   Materials.................................         --    363,422,455   --       363,422,455
   Real Estate...............................         --     64,097,918   --        64,097,918
   Utilities.................................         --     39,960,591   --        39,960,591
Securities Lending Collateral................         --    128,861,866   --       128,861,866
                                              ---------- --------------   --    --------------
TOTAL........................................ $2,584,103 $3,661,141,806   --    $3,663,725,909
                                              ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
COMMON STOCKS -- (92.6%)
AUSTRALIA -- (49.4%)
*   3P Learning, Ltd............................................     93,233 $    78,097
*   88 Energy, Ltd..............................................    604,262       8,335
#   A2B Australia, Ltd..........................................    212,947     317,846
    Accent Group, Ltd...........................................  1,934,654   1,839,263
#   Adairs, Ltd.................................................    391,480     525,035
    Adelaide Brighton, Ltd......................................  2,551,686   8,330,587
#   Ainsworth Game Technology, Ltd..............................    384,348     218,382
#*  Alkane Resources, Ltd.......................................  1,385,657     196,634
    Alliance Aviation Services, Ltd.............................     27,285      45,684
    ALS, Ltd....................................................  2,175,740  11,521,265
    Altium, Ltd.................................................    825,787  15,089,944
#   AMA Group, Ltd..............................................  1,621,708   1,145,323
#*  Amaysim Australia, Ltd......................................  1,339,423     903,558
    Ansell, Ltd.................................................    867,321  14,808,844
#   AP Eagers, Ltd..............................................    305,680   1,426,858
    APN Property Group, Ltd.....................................     26,661       8,443
    Apollo Tourism & Leisure, Ltd...............................    131,394     108,104
#   Appen, Ltd..................................................    590,477   6,910,789
#   ARB Corp., Ltd..............................................    586,518   6,686,885
    Ardent Leisure Group, Ltd...................................  3,569,595   3,515,871
#   ARQ Group, Ltd..............................................    982,475   1,277,136
    Asaleo Care, Ltd............................................    412,058     270,503
    Atlas Arteria, Ltd..........................................  1,333,465   6,461,125
#   AUB Group, Ltd..............................................    377,295   3,256,666
#*  Aurelia Metals, Ltd.........................................  1,886,033   1,127,368
    Ausdrill, Ltd...............................................  3,048,350   2,801,975
    Austal, Ltd.................................................  1,404,926   2,048,370
#*  Australian Agricultural Co., Ltd............................  3,017,493   2,350,021
    Australian Finance Group, Ltd...............................    633,587     597,663
    Australian Pharmaceutical Industries, Ltd...................  3,178,637   2,915,877
    Australian Vintage, Ltd.....................................  4,317,004   1,521,851
    Auswide Bank, Ltd...........................................    102,961     415,859
#   Automotive Holdings Group, Ltd..............................  1,488,555   1,687,585
    Aveo Group..................................................  2,848,956   3,362,365
    AVJennings, Ltd.............................................  7,058,528   2,890,661
*   AVZ Minerals, Ltd...........................................    254,799       8,568
*   Axsesstoday, Ltd............................................     20,251      17,941
    Baby Bunting Group, Ltd.....................................    318,497     489,591
    Bank of Queensland, Ltd.....................................    389,562   2,886,170
#   Bapcor, Ltd.................................................  1,694,969   7,625,676
*   Base Resources, Ltd.........................................    215,873      37,723
    Beach Energy, Ltd........................................... 14,326,903  18,846,625
#*  Beadell Resources, Ltd......................................  7,171,491     303,233
#   Bega Cheese, Ltd............................................  1,467,014   5,429,431
    Bell Financial Group, Ltd...................................    122,493      75,347
#*  Bellamy's Australia, Ltd....................................    571,811   3,628,137
    Bingo Industries, Ltd.......................................    229,851     350,153
#   Blackmores, Ltd.............................................     97,753   9,172,611
    Bravura Solutions, Ltd......................................    702,107   2,152,011
    Breville Group, Ltd.........................................    830,596   6,644,389
    Brickworks, Ltd.............................................    447,606   5,373,157
#*  Bubs Australia, Ltd.........................................    114,559      44,279
*   Buru Energy, Ltd............................................    678,801     116,066
#   BWX, Ltd....................................................    335,452     376,557
    Capitol Health, Ltd.........................................  3,187,664     639,102

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
AUSTRALIA -- (Continued)
#*  Cardno, Ltd.................................................  1,127,842 $   767,843
#*  Carnarvon Petroleum, Ltd....................................  5,597,889   1,573,230
    carsales.com, Ltd...........................................  1,702,940  15,660,719
#*  Cash Converters International, Ltd..........................  3,500,622     624,143
#*  Catapult Group International, Ltd...........................    384,667     236,666
    Cedar Woods Properties, Ltd.................................    396,815   1,415,937
    Centuria Capital Group......................................     28,460      27,936
    Citadel Group, Ltd. (The)...................................     77,475     478,699
    City Chic Collective, Ltd...................................     50,549      36,745
#   Class, Ltd..................................................    376,569     362,486
#   Clean Seas Seafood, Ltd.....................................     87,730      66,977
*   Clean TeQ Holdings, Ltd.....................................     56,834      17,044
    Cleanaway Waste Management, Ltd............................. 13,728,372  18,070,372
    Clinuvel Pharmaceuticals, Ltd...............................     34,474     543,103
    Clover Corp., Ltd...........................................    254,940     256,334
    Codan, Ltd..................................................    621,597   1,434,393
#   Collection House, Ltd.......................................  2,197,114   2,221,727
    Collins Foods, Ltd..........................................    809,381   3,705,648
#*  Cooper Energy, Ltd..........................................  9,122,018   3,158,798
#   Corporate Travel Management, Ltd............................    545,523   9,342,956
    Costa Group Holdings, Ltd...................................  1,794,779   7,252,776
#   Credit Corp. Group, Ltd.....................................    481,484   7,714,467
*   CSG, Ltd....................................................  1,608,459     187,309
    CSR, Ltd....................................................  3,957,955   8,424,749
*   CuDeco, Ltd.................................................    387,893      12,434
#   Data#3, Ltd.................................................    821,486     957,162
*   Decmil Group, Ltd...........................................    591,286     307,058
#   Dicker Data, Ltd............................................    193,123     426,219
#   Domain Holdings Australia, Ltd..............................  1,651,808   2,899,555
#   Domino's Pizza Enterprises, Ltd.............................    149,679   4,964,184
*   Donaco International, Ltd...................................     28,566       1,349
*   Doray Minerals, Ltd.........................................    410,541     110,637
    Downer EDI, Ltd.............................................  3,368,342  17,519,847
    DuluxGroup, Ltd.............................................  2,924,888  14,585,492
    DWS, Ltd....................................................    514,109     452,580
#   Eclipx Group, Ltd...........................................  2,757,791   4,485,340
    Elders, Ltd.................................................    943,586   4,310,068
    Emeco Holdings, Ltd.........................................    161,382     266,489
#*  EML Payments, Ltd...........................................    356,450     372,154
*   Energy Resources of Australia, Ltd..........................    229,368      41,201
#*  Energy World Corp., Ltd.....................................     87,518       7,317
#   EQT Holdings, Ltd...........................................     93,813   1,678,192
    ERM Power, Ltd..............................................  1,065,441   1,175,974
    Estia Health, Ltd...........................................  1,279,378   2,184,340
    Euroz, Ltd..................................................    101,762      84,817
    EVENT Hospitality and Entertainment, Ltd....................    544,188   5,357,694
#*  FAR, Ltd....................................................  8,256,005     348,855
    FBR, Ltd....................................................    188,610      16,452
#   Finbar Group, Ltd...........................................    203,868     120,315
    Fleetwood Corp., Ltd........................................    338,355     451,874
    FlexiGroup, Ltd.............................................  1,850,936   1,773,819
    Freedom Foods Group, Ltd....................................     31,459     116,245
#   G8 Education, Ltd...........................................  2,140,992   4,941,135
#*  Galaxy Resources, Ltd.......................................  2,797,281   4,094,764
*   Galilee Energy, Ltd.........................................    133,757      46,272
#   GBST Holdings, Ltd..........................................    178,479     168,978
#   Genworth Mortgage Insurance Australia, Ltd..................  1,921,522   3,107,186
#*  Gold Road Resources, Ltd....................................  2,351,923   1,318,566
    GR Engineering Services, Ltd................................     55,230      46,631

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
AUSTRALIA -- (Continued)
    GrainCorp, Ltd., Class A.................................... 1,833,496 $12,663,932
    Grange Resources, Ltd.......................................   449,866      72,358
#   Greencross, Ltd.............................................   449,892   1,801,417
    GUD Holdings, Ltd...........................................   954,098   7,791,446
#   GWA Group, Ltd.............................................. 1,967,239   4,000,433
#   Hansen Technologies, Ltd.................................... 1,145,209   2,863,643
    Harvey Norman Holdings, Ltd.................................   672,366   1,651,173
    Healius, Ltd................................................ 3,214,850   6,822,839
    Healthscope, Ltd............................................ 5,420,705   9,312,372
#   Helloworld Travel, Ltd......................................    12,955      54,245
#*  Highfield Resources, Ltd....................................   160,730      74,961
*   Hills, Ltd..................................................   182,260      23,972
*   Horizon Oil, Ltd............................................   714,889      62,549
#   HT&E, Ltd................................................... 1,761,318   2,102,950
#   HUB24, Ltd..................................................    12,525     118,476
    IDP Education, Ltd..........................................   462,414   3,823,176
    Iluka Resources, Ltd........................................   754,723   4,798,230
*   Imdex, Ltd.................................................. 2,151,753   1,866,023
#   IMF Bentham, Ltd............................................ 1,788,043   3,975,334
#*  Immutep, Ltd................................................ 1,409,121      29,831
*   ImpediMed, Ltd..............................................    25,423       4,185
#   Independence Group NL....................................... 3,452,376  11,044,015
#   Infigen Energy.............................................. 4,997,912   1,636,982
    Infomedia, Ltd.............................................. 2,687,205   2,450,590
#   Inghams Group, Ltd.......................................... 1,287,579   4,310,819
#   Integrated Research, Ltd....................................   555,701     989,032
#   InvoCare, Ltd...............................................   935,790   8,310,912
#   IOOF Holdings, Ltd.......................................... 2,254,189   8,268,619
    IPH, Ltd....................................................   882,620   3,518,098
#   IRESS, Ltd.................................................. 1,124,731   9,624,760
    iSelect, Ltd................................................    96,851      53,936
#   iSentia Group, Ltd.......................................... 1,014,066     188,612
    IVE Group, Ltd..............................................   423,171     677,441
#   Japara Healthcare, Ltd...................................... 1,695,466   1,520,866
#   JB Hi-Fi, Ltd...............................................   862,756  14,058,033
    Jumbo Interactive, Ltd......................................   208,843   1,215,056
#   Jupiter Mines, Ltd..........................................   703,524     125,542
    K&S Corp., Ltd..............................................   197,087     204,515
#*  Karoon Energy, Ltd.......................................... 1,598,217     984,340
*   Kingsgate Consolidated, Ltd................................. 1,797,365     202,806
#   Kogan.com, Ltd..............................................   122,471     384,188
    Lifestyle Communities, Ltd..................................    91,391     345,538
#   Link Administration Holdings, Ltd........................... 1,984,225  10,338,771
#   Lovisa Holdings, Ltd........................................   104,858     547,336
#*  Lynas Corp., Ltd............................................ 3,792,747   4,635,918
    MACA, Ltd...................................................   613,654     437,831
*   Macmahon Holdings, Ltd...................................... 4,688,396     803,449
    Magellan Financial Group, Ltd...............................   124,313   2,589,793
*   Mastermyne Group, Ltd.......................................    17,500      12,111
    MaxiTRANS Industries, Ltd...................................   872,413     317,207
*   Mayne Pharma Group, Ltd..................................... 7,947,108   4,667,114
#   McMillan Shakespeare, Ltd...................................   459,545   5,136,020
    McPherson's, Ltd............................................   470,863     447,580
*   Medusa Mining, Ltd..........................................   155,314      42,883
#*  Mesoblast, Ltd..............................................   585,984     505,811
#*  Metals X, Ltd............................................... 2,415,165     625,202
#   Metcash, Ltd................................................ 7,151,059  12,904,680
#   Michael Hill International, Ltd............................. 1,490,263     620,934
    Michael Hill International, Ltd.............................    94,305      39,136

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
AUSTRALIA -- (Continued)
*   Millennium Minerals, Ltd....................................  1,192,555 $   199,886
*   Mincor Resources NL.........................................    907,063     244,341
    Mineral Resources, Ltd......................................  1,194,671  13,815,713
*   MMA Offshore, Ltd...........................................  4,729,196     532,599
#   MNF Group, Ltd..............................................    194,514     636,791
    Moelis Australia, Ltd.......................................     19,541      65,157
#   Monadelphous Group, Ltd.....................................    790,609   8,494,957
    Monash IVF Group, Ltd.......................................    841,142     556,088
#   Money3 Corp., Ltd...........................................    764,767     989,142
#   Mortgage Choice, Ltd........................................    793,228     575,419
    Motorcycle Holdings, Ltd....................................     19,615      29,545
    Mount Gibson Iron, Ltd......................................  3,855,739   1,814,057
#*  Myer Holdings, Ltd..........................................  2,113,642     577,518
    MYOB Group, Ltd.............................................  2,841,173   7,012,463
#   MyState, Ltd................................................    488,761   1,649,347
    Navigator Global Investments, Ltd...........................    948,747   2,091,906
#   Navitas, Ltd................................................  1,792,167   7,329,728
#   Neometals, Ltd..............................................    626,513      95,911
#*  NetComm Wireless, Ltd.......................................    180,398      98,538
    New Hope Corp., Ltd.........................................    723,876   2,113,481
#*  NEXTDC, Ltd.................................................    464,293   2,323,510
    nib holdings, Ltd...........................................  3,369,261  13,114,413
#   Nick Scali, Ltd.............................................    340,765   1,265,943
#   Nine Entertainment Co. Holdings, Ltd........................ 11,507,092  12,216,352
    Northern Star Resources, Ltd................................  1,639,404  10,479,025
    NRW Holdings, Ltd...........................................  2,168,621   3,031,208
#   Nufarm, Ltd.................................................  1,894,118   8,610,279
#   OFX Group, Ltd..............................................  1,689,584   2,141,765
    OM Holdings, Ltd............................................    331,181     318,668
*   OneMarket, Ltd..............................................    112,823      52,507
#*  Onevue Holdings, Ltd........................................    857,257     366,061
    oOh!media, Ltd..............................................    993,118   2,591,986
#*  Orocobre, Ltd...............................................     23,186      56,712
    Orora, Ltd..................................................  5,674,250  13,075,286
    OZ Minerals, Ltd............................................  2,477,965  17,656,735
#   Pacific Current Group, Ltd..................................    186,173     766,136
    Pacific Energy, Ltd.........................................     33,400      14,353
    Pacific Smiles Group, Ltd...................................    256,946     257,131
#   Pact Group Holdings, Ltd....................................  1,127,414   3,111,614
*   Panoramic Resources, Ltd....................................  2,802,164   1,023,531
*   Pantoro, Ltd................................................    506,265      92,659
    Paragon Care, Ltd...........................................    834,834     358,278
    Peet, Ltd...................................................    771,699     599,025
#   Pendal Group, Ltd...........................................  1,844,162  10,092,688
#   Perpetual, Ltd..............................................    353,370   8,415,977
#*  Perseus Mining, Ltd.........................................  6,291,862   1,903,747
    Pioneer Credit, Ltd.........................................    166,590     376,119
#   Platinum Asset Management, Ltd..............................  1,648,242   5,422,202
*   PMP, Ltd....................................................  2,421,092     325,487
#*  Praemium, Ltd...............................................  1,152,591     551,652
    Premier Investments, Ltd....................................    819,006   8,248,179
*   Prime Media Group, Ltd......................................     62,765      10,754
    Pro Medicus, Ltd............................................    229,380   2,026,618
    PWR Holdings, Ltd...........................................     82,031     203,541
    QMS Media, Ltd..............................................    407,838     231,225
#   Qube Holdings, Ltd..........................................  3,869,144   7,580,893
#*  Ramelius Resources, Ltd.....................................  3,194,151   1,322,936
#   RCR Tomlinson, Ltd..........................................  1,950,768   1,233,672
    Reckon, Ltd.................................................    446,073     224,210

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
AUSTRALIA -- (Continued)
*   Red River Resources, Ltd....................................    180,199 $    19,763
    Reece, Ltd..................................................    980,451   7,089,769
#   Regis Healthcare, Ltd.......................................  1,336,461   2,903,111
    Regis Resources, Ltd........................................  3,155,263  11,941,018
#   Reject Shop, Ltd. (The).....................................    107,368     216,190
#   Reliance Worldwide Corp., Ltd...............................  2,095,776   7,334,601
#   Resolute Mining, Ltd........................................  6,229,731   5,129,613
    Rhipe, Ltd..................................................    114,045     111,955
    Ridley Corp., Ltd...........................................  1,825,420   1,855,555
*   RPMGlobal Holdings, Ltd.....................................     52,065      20,485
    Ruralco Holdings, Ltd.......................................    226,385     498,939
    RXP Services, Ltd...........................................    364,327     132,481
    Salmat, Ltd.................................................    645,788     267,769
    Sandfire Resources NL.......................................  1,346,368   6,868,355
*   Saracen Mineral Holdings, Ltd...............................  6,775,200  16,631,029
#   SeaLink Travel Group, Ltd...................................    182,139     556,065
    Select Harvests, Ltd........................................    632,507   2,771,525
#*  Senex Energy, Ltd........................................... 11,877,261   2,993,971
    Servcorp, Ltd...............................................    343,996     734,262
#   Service Stream, Ltd.........................................  2,162,901   3,045,085
    Seven Group Holdings, Ltd...................................    294,205   3,392,977
*   Seven West Media, Ltd.......................................  4,798,257   1,886,207
    SG Fleet Group, Ltd.........................................    355,767     734,440
*   Sheffield Resources, Ltd....................................    142,244      66,291
    Shriro Holdings, Ltd........................................    105,523      43,283
#   Sigma Healthcare, Ltd.......................................  3,411,098   1,340,308
*   Silver Lake Resources, Ltd..................................  2,369,915     976,228
#   Sims Metal Management, Ltd..................................  1,382,214  10,464,043
#   SmartGroup Corp., Ltd.......................................    525,097   4,008,750
    Southern Cross Media Group, Ltd.............................  3,599,664   2,753,394
#   Spark Infrastructure Group..................................  9,700,843  17,045,843
#   SpeedCast International, Ltd................................  1,939,251   4,109,572
#   SRG Global, Ltd.............................................    268,763      92,981
    St Barbara, Ltd.............................................  3,784,439  13,799,884
    Steadfast Group, Ltd........................................  5,448,903  10,485,098
*   Strike Energy, Ltd..........................................  1,969,468     101,886
    Sundance Energy Australia, Ltd..............................  2,937,895   1,029,782
    Sunland Group, Ltd..........................................  1,211,896   1,338,179
#   Super Retail Group, Ltd.....................................  1,111,568   5,895,812
#*  Superloop, Ltd..............................................    354,006     371,117
#*  Syrah Resources, Ltd........................................  1,463,832   1,669,814
    Tassal Group, Ltd...........................................  1,445,473   4,589,149
#   Technology One, Ltd.........................................  1,737,454   8,831,715
*   Terracom, Ltd...............................................     66,775      28,994
#   Thorn Group, Ltd............................................    744,756     330,340
*   Tiger Resources, Ltd........................................  9,447,997          14
    Tribune Resources, Ltd......................................      3,093       8,589
*   Troy Resources, Ltd.........................................    372,547      28,545
#   Villa World, Ltd............................................    907,350   1,233,141
#*  Village Roadshow, Ltd.......................................    968,676   2,152,591
#*  Virgin Australia Holdings, Ltd.............................. 11,378,469   1,487,682
    Virtus Health, Ltd..........................................    568,564   1,738,986
    Vita Group, Ltd.............................................    275,956     233,272
#*  Vocus Group, Ltd............................................  3,508,309   8,624,982
#   Webjet, Ltd.................................................    897,139   7,831,357
#   Webster, Ltd................................................     78,767      88,152
    Western Areas, Ltd..........................................  1,937,453   3,327,000
#*  Westgold Resources, Ltd.....................................  1,747,032   1,295,854
    WPP AUNZ, Ltd...............................................  1,664,014     666,648

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
AUSTRALIA -- (Continued)
    Xenith IP Group, Ltd........................................      9,607 $      9,732
                                                                            ------------
TOTAL AUSTRALIA                                                              897,769,649
                                                                            ------------
CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd................................     96,000        3,977
*   Strong Petrochemical Holdings, Ltd..........................    946,000       56,645
    Xinghua Port Holdings, Ltd..................................  1,834,750      222,640
                                                                            ------------
TOTAL CHINA.....................................................                 283,262
                                                                            ------------
HONG KONG -- (27.0%)
    Aeon Credit Service Asia Co., Ltd...........................    752,000      680,890
    Aeon Stores Hong Kong Co., Ltd..............................    248,000      132,804
#   Agritrade Resources, Ltd.................................... 27,120,000    5,518,630
    Alco Holdings, Ltd..........................................  1,100,000      133,065
    Allied Group, Ltd...........................................    661,200    3,910,046
    Allied Properties HK, Ltd................................... 12,731,857    2,892,955
    Alltronics Holdings, Ltd....................................  2,500,600      382,421
#   APAC Resources, Ltd.........................................  2,391,009      381,961
#*  Applied Development Holdings, Ltd........................... 14,125,000      801,567
    APT Satellite Holdings, Ltd.................................  3,042,500    1,320,506
    Arts Optical International Hldgs, Ltd.......................    730,000      175,004
    Asia Financial Holdings, Ltd................................  2,404,908    1,412,739
*   Asia Investment Finance Group, Ltd.......................... 15,652,000       82,010
    Asia Pacific Silk Road Investment Co., Ltd..................  1,600,000       14,680
    Asia Satellite Telecommunications Holdings, Ltd.............    934,500      650,439
    Asia Standard Hotel Group, Ltd.............................. 32,411,654    1,654,859
#   Asia Standard International Group, Ltd...................... 13,222,917    2,434,869
    Asiasec Properties, Ltd.....................................  1,542,000      595,606
    Associated International Hotels, Ltd........................    952,000    2,732,787
*   Auto Italia Holdings........................................  1,900,000       18,487
    Automated Systems Holdings, Ltd.............................    404,400       51,697
*   BeijingWest Industries International, Ltd...................  1,277,600      124,047
    Best Food Holding Co., Ltd..................................    996,000      139,253
*   Bison Finance Group, Ltd....................................    788,000      112,764
#   BOE Varitronix, Ltd.........................................  3,149,293      814,746
*   Bonjour Holdings, Ltd....................................... 14,578,600      406,252
    Bossini International Holdings, Ltd.........................  1,147,500       41,798
#   Bright Smart Securities & Commodities Group, Ltd............  7,004,000    1,554,093
*   Brightoil Petroleum Holdings, Ltd...........................  9,102,000    1,739,867
*   Brockman Mining, Ltd........................................ 22,810,814      525,316
*   Burwill Holdings, Ltd....................................... 36,586,960      636,569
    Cafe de Coral Holdings, Ltd.................................  3,082,000    8,323,021
#   Camsing International Holding, Ltd..........................  3,218,000    3,118,262
*   Cash Financial Services Group, Ltd..........................  2,370,000       16,649
*   CCT Land Holdings, Ltd...................................... 18,640,000       23,754
    Century City International Holdings, Ltd....................  6,871,460      621,822
#   CGN Mining Co., Ltd.........................................  4,855,000      192,629
*   Champion Technology Holdings, Ltd...........................  3,373,743       80,352
    Chen Hsong Holdings.........................................  1,212,000      444,616
    Cheuk Nang Holdings, Ltd....................................    679,350      388,535
    Chevalier International Holdings, Ltd.......................    820,989    1,182,762
*   China Baoli Technologies Holdings, Ltd......................  1,147,500       46,952
*   China Best Group Holding, Ltd...............................  4,250,000      106,141
*   China Chuanglian Education Financial Group, Ltd.............  5,416,000       30,539
    China Display Optoelectronics Technology Holdings, Ltd......  4,928,000      311,826
*   China Energy Development Holdings, Ltd...................... 56,266,000      708,069
    China Everbright Greentech Ltd..............................     88,000       69,869
    China Flavors & Fragrances Co., Ltd.........................  2,191,028      569,798

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ----------- ----------
HONG KONG -- (Continued)
*   China Fortune Financial Group, Ltd..........................     612,000 $    5,630
#   China Goldjoy Group, Ltd....................................  18,756,000    901,205
*   China LNG Group, Ltd........................................   4,358,001    623,405
*   China Ludao Technology Co., Ltd.............................     580,000     89,448
#*  China Medical & HealthCare Group, Ltd.......................  43,506,800  1,057,760
    China Motor Bus Co., Ltd....................................      60,600    755,738
    China New Higher Education Group Ltd........................     160,000     79,794
#*  China Shandong Hi-Speed Financial Group, Ltd................   9,144,000    296,230
*   China Soft Power Technology Holdings, Ltd...................  29,128,402    126,552
*   China Solar Energy Holdings, Ltd............................   1,669,500      7,180
    China Star Entertainment, Ltd...............................   9,340,000    716,593
#*  China Strategic Holdings, Ltd...............................  79,596,250    640,612
*   China Ting Group Holdings, Ltd..............................   2,565,151    114,431
*   China Tonghai International Financial, Ltd..................   1,300,000    112,634
    Chinese Estates Holdings, Ltd...............................   3,152,000  3,633,386
*   Chinlink International Holdings, Ltd........................     909,800     96,533
    Chinney Investments, Ltd....................................   1,180,000    393,695
    Chong Hing Bank, Ltd........................................     196,000    341,738
    Chow Sang Sang Holdings International, Ltd..................   2,454,000  3,612,361
    CHTC Fong's International Co., Ltd..........................      42,000      5,166
    Chuang's China Investments, Ltd.............................   8,571,407    542,035
    Chuang's Consortium International, Ltd......................   7,399,043  1,567,472
    CITIC Telecom International Holdings, Ltd...................  13,427,125  4,893,239
#   CK Life Sciences Intl Holdings, Inc.........................  23,450,000  1,258,948
*   CMMB Vision Holdings, Ltd...................................   9,204,000    107,053
    CNQC International Holdings, Ltd............................   4,480,000    984,028
    CNT Group, Ltd..............................................   8,303,264    317,825
#*  Common Splendor International Health Industry Group, Ltd....  14,974,000  1,105,706
    Continental Holdings, Ltd...................................     450,000      6,146
#   Convenience Retail Asia, Ltd................................     142,000     64,010
#*  Convoy Global Holdings, Ltd.................................  38,622,000    154,052
#*  Cosmopolitan International Holdings, Ltd....................   4,076,000    865,294
#   Cowell e Holdings, Inc......................................   5,499,000    768,293
*   CP Lotus Corp...............................................  11,880,000    119,988
    Crocodile Garments..........................................   2,196,000    224,438
    Cross-Harbour Holdings, Ltd. (The)..........................   1,526,645  2,157,414
    CSI Properties, Ltd.........................................  47,586,383  2,251,399
*   CST Group, Ltd.............................................. 140,296,000    447,537
    CW Group Holdings, Ltd......................................   1,361,500     30,068
    Dah Sing Banking Group, Ltd.................................   4,073,916  7,970,952
    Dah Sing Financial Holdings, Ltd............................   1,718,944  9,527,671
    Dickson Concepts International, Ltd.........................   1,466,000    710,102
*   Digital Domain Holdings, Ltd................................  33,130,000    415,103
#*  Dingyi Group Investment, Ltd................................   1,390,000     92,515
*   DTXS Silk Road Investment Holdings Co., Ltd.................      42,000     20,331
    Dynamic Holdings, Ltd.......................................      70,000     70,276
    Eagle Nice International Holdings, Ltd......................   2,192,000    831,182
    EcoGreen International Group, Ltd...........................   1,994,640    394,145
*   eForce Holdings, Ltd........................................   8,360,000    121,542
    Emperor Capital Group, Ltd..................................  32,445,000  1,535,375
    Emperor Entertainment Hotel, Ltd............................   5,040,000  1,083,637
#   Emperor International Holdings, Ltd.........................  10,008,753  2,690,142
    Emperor Watch & Jewellery, Ltd..............................  35,320,000  1,030,634
#   Enerchina Holdings, Ltd.....................................  15,482,400    989,328
*   Energy International Investments Holdings, Ltd..............     680,000     17,323
*   ENM Holdings, Ltd...........................................  16,656,000  1,812,623
#*  Esprit Holdings, Ltd........................................  18,057,850  3,755,248
*   Eternity Investment, Ltd....................................     820,000     21,347
    Fairwood Holdings, Ltd......................................     881,600  3,019,840

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
HONG KONG -- (Continued)
    Far East Consortium International, Ltd......................  10,737,463 $ 4,794,746
*   Far East Holdings International, Ltd........................   1,911,000      90,244
#*  FIH Mobile, Ltd.............................................  28,627,000   3,112,590
    First Pacific Co., Ltd......................................  14,050,000   6,093,734
*   First Shanghai Investments, Ltd.............................   7,496,000     432,943
    Fountain SET Holdings, Ltd..................................   6,628,000   1,038,103
    Four Seas Mercantile Holdings, Ltd..........................     610,000     304,995
    Freeman Fintech Corp, Ltd...................................  18,564,000     939,729
    Future Bright Holdings, Ltd.................................   3,288,000     295,373
    Get Nice Financial Group, Ltd...............................   2,090,600     250,888
    Get Nice Holdings, Ltd......................................  56,380,000   2,087,328
    Giordano International, Ltd.................................  13,824,000   6,958,689
#*  Global Brands Group Holding, Ltd............................  75,536,000   3,814,057
    Glorious Sun Enterprises, Ltd...............................   4,328,000     485,109
    Gold Peak Industries Holdings, Ltd..........................   3,029,642     309,126
    Golden Resources Development International, Ltd.............   3,150,500     220,756
#*  Gold-Finance Holdings, Ltd..................................   9,580,000     403,010
#*  Good Resources Holdings, Ltd................................   9,720,000     223,735
    Goodbaby International Holdings, Ltd........................   6,505,000   2,015,096
*   GR Properties, Ltd..........................................   2,204,000     219,560
    Great Eagle Holdings, Ltd...................................     728,248   3,374,530
*   Great Harvest Maeta Group Holdings, Ltd.....................     130,000      31,011
*   Greenheart Group, Ltd.......................................   1,069,400     115,925
*   Greentech Technology International, Ltd.....................   6,240,000      61,549
*   G-Resources Group, Ltd...................................... 246,174,600   1,887,700
    Guangnan Holdings, Ltd......................................   2,363,600     280,202
#   Guotai Junan International Holdings, Ltd....................  36,937,797   6,489,640
#   Haitong International Securities Group, Ltd.................  21,469,400   7,549,889
    Hanison Construction Holdings, Ltd..........................   2,405,649     441,804
*   Hao Tian Development Group, Ltd.............................  19,412,400     520,731
    Harbour Centre Development, Ltd.............................     935,500   1,811,918
    High Fashion International, Ltd.............................      78,000      17,296
    HKBN, Ltd...................................................   6,646,500  10,275,321
*   HKBridge Financial Holdings, Ltd............................     103,000       9,379
    HKR International, Ltd......................................   7,166,969   3,497,895
    Hoifu Energy Group, Ltd.....................................   2,458,000     275,647
    Hon Kwok Land Investment Co., Ltd...........................     388,800     187,946
    Hong Kong Ferry Holdings Co., Ltd...........................     866,300     928,127
*   Hong Kong Finance Investment Holding Group, Ltd.............   4,750,000     532,521
#   Hong Kong International Construction Investment Management
      Group Co., Ltd............................................   2,892,000     881,414
    Hong Kong Shanghai Alliance Holdings, Ltd...................   1,248,002     106,676
#*  Hong Kong Television Network, Ltd...........................   4,875,751   1,720,232
    Hongkong & Shanghai Hotels, Ltd. (The)......................   3,653,345   5,169,778
    Hongkong Chinese, Ltd.......................................   5,038,000     747,312
#   Honma Golf, Ltd.............................................     973,500     991,935
    Hop Hing Group Holdings, Ltd................................  13,596,000     283,267
    Hopewell Holdings, Ltd......................................   3,604,500  16,620,953
#*  Hsin Chong Group Holdings, Ltd..............................  10,323,403      86,301
#   Huarong International Financial Holdings, Ltd...............     732,000      48,484
    Hung Hing Printing Group, Ltd...............................   3,040,000     462,802
    Hutchison Telecommunications Hong Kong Holdings, Ltd........  14,810,000   5,868,064
#*  I-CABLE Communications, Ltd.................................   4,080,000      53,305
    IGG, Inc....................................................  12,433,000  18,911,696
*   Imagi International Holdings, Ltd...........................   2,590,300     613,923
    International Housewares Retail Co., Ltd....................   1,459,000     368,430
    IPE Group, Ltd..............................................   3,345,000     462,178
*   IRC, Ltd....................................................  16,960,266     253,174
    IT, Ltd.....................................................   5,200,532   2,814,665

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
HONG KONG -- (Continued)
#   ITC Properties Group, Ltd...................................  6,524,100 $ 1,747,317
#   Jacobson Pharma Corp., Ltd..................................  2,098,000     422,921
    Johnson Electric Holdings, Ltd..............................  2,746,492   6,257,806
    Kader Holdings Co., Ltd.....................................    788,000      93,974
    Kam Hing International Holdings, Ltd........................  1,830,000     164,594
    Karrie International Holdings, Ltd..........................  2,278,000     302,881
#   Keck Seng Investments.......................................    912,600     538,745
    Kerry Logistics Network, Ltd................................  3,322,500   5,210,632
    Kin Yat Holdings, Ltd.......................................    242,000      40,669
    Kingmaker Footwear Holdings, Ltd............................  2,248,955     480,558
    Kowloon Development Co., Ltd................................  2,995,000   3,406,796
*   Kwan On Holdings, Ltd.......................................  2,340,000     149,022
    Kwoon Chung Bus Holdings, Ltd...............................     44,000      24,391
    Lai Sun Development Co., Ltd................................  2,025,910   3,382,040
    Lai Sun Garment International, Ltd..........................    673,055   1,037,126
    Lam Soon Hong Kong, Ltd.....................................    302,310     557,164
*   Landing International Development, Ltd......................  2,674,000     884,385
    Landsea Green Group Co., Ltd................................  2,788,000     352,445
    Langham Hospitality Investments and Langham Hospitality
      Investments, Ltd..........................................  1,202,000     484,556
#*  LEAP Holdings Group, Ltd....................................  5,160,000     117,846
    Li & Fung, Ltd..............................................  4,354,000     740,012
    Lifestyle International Holdings, Ltd.......................  2,950,500   4,454,699
    Lippo China Resources, Ltd.................................. 20,922,000     479,837
    Lippo, Ltd..................................................  1,161,700     407,817
    Liu Chong Hing Investment, Ltd..............................  1,387,200   2,136,316
    L'Occitane International SA.................................  2,051,000   3,673,796
*   LT Commercial Real Estate, Ltd..............................     40,000      36,287
#   Luk Fook Holdings International, Ltd........................  3,952,000  11,487,896
    Luks Group Vietnam Holdings Co., Ltd........................    514,913     124,929
    Lung Kee Bermuda Holdings...................................  1,577,875     684,867
#   Macau Legend Development, Ltd............................... 18,092,000   3,147,178
    Magnificent Hotel Investment, Ltd........................... 13,170,000     295,657
*   Magnus Concordia Group, Ltd.................................  8,740,000     255,121
#   Man Wah Holdings, Ltd....................................... 17,532,800   8,270,323
#*  Mason Group Holdings, Ltd................................... 90,053,399   1,314,718
*   Master Glory Group, Ltd.....................................    394,860         906
*   Master Glory Group, Ltd..................................... 31,518,522      80,130
    Matrix Holdings, Ltd........................................  1,067,414     467,607
*   Maxnerva Technology Services, Ltd...........................    982,000     104,536
    Mega Expo Holdings, Ltd.....................................    535,000     275,465
*   Mei Ah Entertainment Group, Ltd.............................  1,080,000      37,217
*   Meilleure Health International Industry Group, Ltd..........  2,190,000     109,901
    Melbourne Enterprises, Ltd..................................     39,500     991,611
    Melco International Development, Ltd........................    138,000     323,827
#   Microport Scientific Corp...................................  4,019,000   3,866,418
    Midland Holdings, Ltd.......................................  5,254,000   1,149,888
*   Midland IC&I, Ltd...........................................     36,667         983
    Ming Fai International Holdings, Ltd........................  2,148,000     287,462
#   Miramar Hotel & Investment..................................  1,081,000   2,205,443
    Modern Dental Group, Ltd....................................  2,546,000     439,080
#*  Mongolian Mining Corp....................................... 21,104,000     360,937
    Morris Holdings, Ltd........................................    132,000      11,958
    NagaCorp., Ltd..............................................  7,170,000   8,845,268
    Nameson Holdings, Ltd.......................................  8,036,000     675,172
#   Nanfang Communication Holdings, Ltd.........................    800,000     540,808
    Nanyang Holdings, Ltd.......................................    133,500     982,167
    National Electronics Hldgs..................................  2,668,600     370,870
*   National United Resources Holdings, Ltd..................... 18,280,000      61,965

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
HONG KONG -- (Continued)
*   Neo-Neon Holdings, Ltd......................................  2,625,500 $  241,012
*   New Century Group Hong Kong, Ltd............................ 13,351,464    224,624
*   NEW Concepts Holdings, Ltd..................................  1,012,000    168,788
*   New Sports Group, Ltd.......................................  3,081,000    180,677
*   New Times Energy Corp., Ltd................................. 10,056,600    129,520
#*  NewOcean Energy Holdings, Ltd............................... 10,640,000  3,433,934
*   Newtree Group Holdings, Ltd.................................  9,054,000    589,643
*   Nimble Holdings Co., Ltd....................................  1,002,000     88,288
*   OCI International Holdings, Ltd.............................     56,000      9,382
    On Time Logistics Holdings, Ltd.............................    104,000     37,374
#   OP Financial, Ltd...........................................  8,140,000  2,389,024
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd....... 10,874,706    409,852
    Oriental Watch Holdings.....................................  3,322,800    852,807
*   Pacific Andes International Holdings, Ltd................... 19,435,067     67,862
    Pacific Basin Shipping, Ltd................................. 34,751,000  6,900,442
    Pacific Textiles Holdings, Ltd..............................  8,250,000  7,195,281
    Pak Fah Yeow International, Ltd.............................      5,000      1,890
    Paliburg Holdings, Ltd......................................  3,180,830  1,262,254
*   Paradise Entertainment, Ltd.................................  3,652,000    409,684
    PC Partner Group, Ltd.......................................  2,502,000    998,887
    Pegasus International Holdings, Ltd.........................    172,000     22,332
    Perfect Shape Medical, Ltd..................................  3,956,000  1,025,531
#   Pico Far East Holdings, Ltd.................................  5,886,000  2,190,708
    Playmates Holdings, Ltd.....................................  7,082,000    930,437
    Playmates Toys, Ltd.........................................  6,328,000    613,404
    Plover Bay Technologies, Ltd................................  2,192,000    317,050
#   Pokfulam Development Co.....................................    234,000    525,537
    Polytec Asset Holdings, Ltd................................. 13,298,026  1,429,484
*   PT International Development Co., Ltd.......................  3,553,150    190,731
    Public Financial Holdings, Ltd..............................  3,166,000  1,309,108
*   PYI Corp., Ltd.............................................. 30,759,973    493,624
*   Rare Earth Magnesium Technology Group Holdings, Ltd.........  6,850,000    259,198
*   Realord Group Holdings, Ltd.................................  3,514,000  2,248,030
    Regal Hotels International Holdings, Ltd....................  2,977,800  1,911,407
*   Regent Pacific Group, Ltd................................... 10,370,000    419,137
#   Regina Miracle International Holdings, Ltd..................  2,217,000  1,826,613
#   Sa Sa International Holdings, Ltd........................... 15,311,522  5,840,226
    Safety Godown Co., Ltd......................................    400,000    735,710
    SAS Dragon Holdings, Ltd....................................  2,182,000    669,099
#   SEA Holdings, Ltd...........................................  1,669,523  2,135,798
#   Shenwan Hongyuan HK, Ltd....................................  4,291,250    961,800
    Shun Ho Property Investments, Ltd...........................  1,254,757    454,911
    Shun Tak Holdings, Ltd...................................... 14,673,419  5,839,819
#*  Shunten International Holdings, Ltd......................... 12,124,000    617,246
*   Silver Base Group Holdings, Ltd.............................  6,728,515    380,333
*   Sincere Watch Hong Kong, Ltd................................  4,450,000     41,364
    Sing Tao News Corp., Ltd....................................  1,974,000    224,247
    Singamas Container Holdings, Ltd............................ 12,548,000  1,705,323
    SIS International Holdings..................................     34,000     17,892
    SITC International Holdings Co., Ltd........................  4,366,000  4,008,663
#   Sitoy Group Holdings, Ltd...................................  2,487,000    665,476
*   Sky Light Holdings, Ltd.....................................    221,000     11,974
    SmarTone Telecommunications Holdings, Ltd...................  4,338,481  5,150,824
*   SOCAM Development, Ltd......................................  1,514,170    394,882
#*  Solartech International Holdings, Ltd....................... 19,120,000    161,081
*   Solomon Systech International, Ltd.......................... 11,998,000    301,865
    Soundwill Holdings, Ltd.....................................    645,500    925,840
    Sounth China Financial Holding, Ltd.........................    437,000     32,282
*   South China Holdings Co., Ltd............................... 17,774,502    416,460

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
HONG KONG -- (Continued)
*   South Shore Holdings, Ltd...................................    156,750 $     7,344
    Stella International Holdings, Ltd..........................  2,268,000   2,834,388
    Stelux Holdings International, Ltd..........................  1,337,400      39,771
*   Success Universe Group, Ltd.................................  6,716,000     213,682
#*  Summit Ascent Holdings, Ltd.................................  8,864,000   1,087,833
    Sun Hing Vision Group Holdings, Ltd.........................    358,000     127,356
    Sun Hung Kai & Co., Ltd.....................................  5,357,429   2,537,137
#   SUNeVision Holdings, Ltd....................................  1,115,000     713,037
*   Synergy Group Holdings International, Ltd...................    652,000      93,611
    TAI Cheung Holdings, Ltd....................................  2,170,000   2,251,355
    Tai Sang Land Development, Ltd..............................    781,910     505,570
#   Tai United Holdings, Ltd....................................    670,000      24,461
*   Talent Property Group, Ltd.................................. 14,355,000     107,842
#   Tan Chong International, Ltd................................  1,176,000     352,286
#   Tao Heung Holdings, Ltd.....................................  1,468,000     251,001
    Television Broadcasts, Ltd..................................  2,851,600   5,331,071
*   Termbray Industries International Holdings, Ltd.............  2,158,900     106,371
    Tern Properties Co., Ltd....................................     51,200      29,026
#   Texwinca Holdings, Ltd......................................  7,156,000   2,736,583
*   TFG International Group, Ltd................................  1,376,000      50,325
*   Theme International Holdings, Ltd...........................  3,620,000      62,824
    Tian Teck Land, Ltd.........................................  1,024,000   1,139,122
    TK Group Holdings, Ltd......................................  1,208,000     635,590
#*  TOM Group, Ltd..............................................  1,146,000     277,970
#*  Town Health International Medical Group, Ltd................  6,692,000     588,428
    Tradelink Electronic Commerce, Ltd..........................  5,738,000     887,089
    Transport International Holdings, Ltd.......................  1,455,464   4,193,196
*   Trinity, Ltd................................................  8,046,000     350,316
*   TSC Group Holdings, Ltd.....................................  3,163,000     188,218
    Tsui Wah Holdings, Ltd......................................  4,630,000     509,303
    Union Medical Healthcare, Ltd...............................  1,813,097   1,210,978
#   United Laboratories International Holdings, Ltd. (The)......  7,770,000   4,425,592
*   Universal Technologies Holdings, Ltd........................  7,410,000     331,541
*   Up Energy Development Group, Ltd............................  3,929,000      12,117
*   Value Convergence Holdings, Ltd.............................  8,372,000     501,296
    Value Partners Group, Ltd...................................  8,223,000   6,111,038
    Vanke Property Overseas, Ltd................................     49,000      29,450
    Vantage International Holdings, Ltd.........................  3,160,000     311,651
    Vedan International Holdings, Ltd...........................  3,576,000     349,195
    Victory City International Holdings, Ltd.................... 37,535,660     507,078
    Vitasoy International Holdings, Ltd.........................  3,595,000  14,625,174
#   VPower Group International Holdings, Ltd....................  1,330,000     511,699
#   VSTECS Holdings, Ltd........................................  7,381,600   3,548,445
    VTech Holdings, Ltd.........................................  1,316,500  12,575,373
    Wai Kee Holdings, Ltd.......................................  7,558,738   4,131,829
*   Wan Kei Group Holdings, Ltd.................................    655,000      57,551
    Wang On Group, Ltd.......................................... 36,500,000     456,913
#*  We Solutions, Ltd...........................................  8,436,000     488,829
    Win Hanverky Holdings, Ltd..................................  3,074,000     367,422
    Winfull Group Holdings, Ltd.................................  9,512,000     131,416
    Wing On Co. International, Ltd..............................    759,000   2,522,956
    Wing Tai Properties, Ltd....................................  2,165,331   1,661,952
*   Wonderful Sky Financial Group Holdings, Ltd.................  1,386,000     191,593
    Wong's International Holdings, Ltd..........................    232,641      93,424
    Yangtzekiang Garment, Ltd...................................    430,500     184,582
*   Yat Sing Holdings, Ltd......................................  1,385,000      28,510
    YGM Trading, Ltd............................................    447,000     419,852
    YT Realty Group, Ltd........................................  3,430,008   1,032,119
    YTO Express Holdings, Ltd...................................     40,000      14,438

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
HONG KONG -- (Continued)
    Yugang International, Ltd................................... 91,398,000 $  2,147,853
#*  Yunfeng Financial Group, Ltd................................    280,000      164,628
                                                                            ------------
TOTAL HONG KONG.................................................             490,466,317
                                                                            ------------
NEW ZEALAND -- (6.3%)
    Abano Healthcare Group, Ltd.................................     49,184      221,583
    Air New Zealand, Ltd........................................    472,090      918,066
#   Arvida Group, Ltd...........................................    513,989      466,260
*   CBL Corp., Ltd..............................................     47,180       19,384
#   Chorus, Ltd.................................................  2,918,400    9,908,390
    Colonial Motor Co., Ltd. (The)..............................    144,588      795,278
#   Comvita, Ltd................................................     25,647       81,108
    EBOS Group, Ltd.............................................    443,213    6,644,953
    Evolve Education Group, Ltd.................................     36,611        6,596
    Freightways, Ltd............................................    983,165    5,155,095
    Genesis Energy, Ltd.........................................  2,209,066    4,069,791
#   Gentrack Group, Ltd.........................................     71,302      257,920
    Hallenstein Glasson Holdings, Ltd...........................    294,639      814,683
    Heartland Group Holdings, Ltd...............................  1,432,961    1,366,839
    Infratil, Ltd...............................................  4,020,366   10,486,392
    Investore Property, Ltd.....................................    174,811      186,381
#   Kathmandu Holdings, Ltd.....................................    858,047    1,417,952
    Mainfreight, Ltd............................................    492,070   10,721,458
    Methven, Ltd................................................     96,877      105,138
    Metlifecare, Ltd............................................    947,577    3,391,927
#   Metro Performance Glass, Ltd................................     76,447       25,874
#   Millennium & Copthorne Hotels New Zealand, Ltd..............    395,725      803,571
    NEW Zealand King Salmon Investments, Ltd....................     13,526       19,861
    New Zealand Refining Co., Ltd. (The)........................    732,181    1,180,667
    NZME, Ltd...................................................     16,366        5,784
    NZME, Ltd...................................................    945,851      319,931
#   NZX, Ltd....................................................  1,071,455      741,365
    Oceania Healthcare, Ltd.....................................    422,083      303,921
*   Pacific Edge, Ltd...........................................    442,720      102,620
    PGG Wrightson, Ltd..........................................  1,130,027      377,998
    Port of Tauranga, Ltd.......................................    883,232    3,148,491
*   Pushpay Holdings, Ltd.......................................    567,307    1,386,972
#   Restaurant Brands New Zealand, Ltd..........................    827,416    4,894,080
*   Rubicon, Ltd................................................  1,442,620      219,620
    Sanford, Ltd................................................    391,649    1,814,903
    Scales Corp., Ltd...........................................    306,895      934,464
    Scott Technology, Ltd.......................................     45,734       88,698
*   Serko, Ltd..................................................     24,873       55,890
#   Skellerup Holdings, Ltd.....................................    731,625    1,023,694
    SKY Network Television, Ltd.................................    283,880      371,141
    SKYCITY Entertainment Group, Ltd............................  4,719,639   12,543,403
#   Steel & Tube Holdings, Ltd..................................    406,585      323,243
    Summerset Group Holdings, Ltd...............................  1,294,774    5,476,646
*   Synlait Milk, Ltd...........................................    314,964    2,014,448
    Tourism Holdings, Ltd.......................................    554,130    1,871,526
*   TOWER, Ltd..................................................  2,065,565    1,042,519
#   Trade Me Group, Ltd.........................................  2,239,106    9,823,150
    Trustpower, Ltd.............................................    235,886    1,017,789
#   Turners Automotive Group, Ltd...............................     17,908       28,868
    Vector, Ltd.................................................  1,110,187    2,635,784
#   Vista Group International, Ltd..............................    175,896      485,455
#   Warehouse Group, Ltd. (The).................................    303,126      429,546

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
NEW ZEALAND -- (Continued)
#   Z Energy, Ltd...............................................    460,483 $  1,912,034
                                                                            ------------
TOTAL NEW ZEALAND                                                            114,459,150
                                                                            ------------
SINGAPORE -- (9.9%)
*   Abterra, Ltd................................................    230,320        2,498
    Accordia Golf Trust.........................................  4,218,800    1,725,810
    AEM Holdings, Ltd...........................................  1,805,200    1,317,249
    Amara Holdings, Ltd.........................................    974,800      318,780
#   Ascendas India Trust........................................  3,625,700    2,911,023
*   ASL Marine Holdings, Ltd....................................    148,950        6,510
    Avarga, Ltd.................................................  3,076,900      467,795
*   Baker Technology, Ltd.......................................    289,580       92,559
#   Banyan Tree Holdings, Ltd...................................  1,193,800      523,788
#   Best World International, Ltd...............................  2,911,550    5,787,079
#   Bonvests Holdings, Ltd......................................    950,000      904,107
    Boustead Projects, Ltd......................................    497,612      334,079
    Boustead Singapore, Ltd.....................................  1,898,536    1,114,059
    BreadTalk Group, Ltd........................................  2,058,300    1,345,488
#   Bukit Sembawang Estates, Ltd................................  1,192,003    4,981,584
*   Bund Center Investment, Ltd.................................    659,825      277,181
#   Centurion Corp., Ltd........................................  1,404,600      423,598
#   China Aviation Oil Singapore Corp., Ltd.....................  2,658,299    2,298,736
    China Sunsine Chemical Holdings, Ltd........................  1,897,200    1,841,217
#   Chip Eng Seng Corp., Ltd....................................  3,974,600    2,079,535
    Chuan Hup Holdings, Ltd.....................................  3,800,000      918,662
#   CITIC Envirotech, Ltd.......................................  1,870,400      603,936
    Civmec, Ltd.................................................    162,700       48,338
#*  COSCO Shipping International Singapore Co., Ltd.............  8,001,500    2,181,755
#*  Creative Technology, Ltd....................................    452,700    1,841,546
#   CSE Global, Ltd.............................................  4,172,800    1,336,942
*   Del Monte Pacific, Ltd......................................  2,449,764      250,137
    Delfi, Ltd..................................................    788,500      855,663
    Delong Holdings, Ltd........................................    148,300      646,549
    Duty Free International, Ltd................................    720,700      110,136
*   Dyna-Mac Holdings, Ltd......................................  2,007,300      159,121
    Elec & Eltek International Co., Ltd.........................    163,500      234,098
    EnGro Corp., Ltd............................................    238,500      152,146
#*  Ezion Holdings, Ltd......................................... 44,905,878    1,815,683
#*  Ezra Holdings, Ltd.......................................... 12,922,168       98,131
    Far East Orchard, Ltd.......................................  1,168,203    1,094,173
#   First Resources, Ltd........................................  5,081,700    6,460,120
    First Sponsor Group, Ltd....................................    484,728      465,722
    Food Empire Holdings, Ltd...................................  1,418,200      574,445
#   Fragrance Group, Ltd........................................  6,077,000      625,531
#   Frencken Group, Ltd.........................................  1,066,300      329,945
    Fu Yu Corp., Ltd............................................  2,653,800      404,313
*   Gallant Venture, Ltd........................................  4,992,500      483,440
#   Geo Energy Resources, Ltd...................................  3,932,300      583,080
    GK Goh Holdings, Ltd........................................  1,484,065      975,718
    GL, Ltd.....................................................  3,431,500    1,849,250
    Golden Agri-Resources, Ltd.................................. 29,746,600    5,613,538
#   Golden Energy & Resources, Ltd..............................    603,700      109,940
    GP Industries, Ltd..........................................  2,567,609    1,135,554
#   GuocoLand, Ltd..............................................  1,679,514    2,286,562
#   Halcyon Agri Corp., Ltd.....................................  1,718,048      613,186
#   Hanwell Holdings, Ltd.......................................  1,888,219      310,121
#   Haw Par Corp., Ltd..........................................    232,800    2,144,203
#   Health Management International, Ltd........................  1,776,430      721,275
#   Hiap Hoe, Ltd...............................................    498,000      320,399

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
SINGAPORE -- (Continued)
#   Hi-P International, Ltd.....................................  1,239,900 $  858,026
    Ho Bee Land, Ltd............................................  1,630,100  3,040,695
    Hong Fok Corp., Ltd.........................................  3,531,394  1,854,186
*   Hong Leong Asia, Ltd........................................  1,866,400    811,759
#   Hong Leong Finance, Ltd.....................................    623,600  1,214,594
    Hotel Grand Central, Ltd....................................  1,626,983  1,620,853
    Hour Glass, Ltd. (The)......................................  1,814,832    843,348
#   Hutchison Port Holdings Trust............................... 14,523,700  3,642,907
    Hwa Hong Corp., Ltd.........................................  2,123,500    433,912
#*  Hyflux, Ltd.................................................  3,707,700    101,963
    iFAST Corp., Ltd............................................    910,700    766,026
#   Indofood Agri Resources, Ltd................................  3,609,300    590,036
    Isetan Singapore, Ltd.......................................    119,000    264,749
#   Japfa, Ltd..................................................  4,050,200  2,507,866
#   k1 Ventures, Ltd............................................  1,005,220      4,630
#   Keppel Infrastructure Trust................................. 13,646,732  5,171,404
#   Keppel Telecommunications & Transportation, Ltd.............  1,369,300  1,913,724
    Koh Brothers Group, Ltd.....................................  1,432,000    260,955
#   KSH Holdings, Ltd...........................................  1,278,300    494,793
#   Lian Beng Group, Ltd........................................  2,710,300    988,291
    Low Keng Huat Singapore, Ltd................................    912,900    390,627
    Lum Chang Holdings, Ltd.....................................  1,094,030    292,765
    M1, Ltd.....................................................  3,171,100  4,832,196
    Mandarin Oriental International, Ltd........................  1,293,600  2,499,314
*   Marco Polo Marine, Ltd......................................  3,322,500     52,027
#   Memtech International, Ltd..................................    214,100    137,268
    Metro Holdings, Ltd.........................................  2,884,792  2,124,593
    Mewah International, Inc....................................     89,000     16,213
#*  Midas Holdings, Ltd.........................................  9,643,353    257,882
#*  mm2 Asia, Ltd...............................................  2,769,500    669,833
    Nera Telecommunications, Ltd................................  1,143,400    229,670
    New Toyo International Holdings, Ltd........................  1,362,800    227,428
#   NSL, Ltd....................................................    409,900    351,788
#   OUE, Ltd....................................................  2,172,800  2,473,601
#   Oxley Holdings, Ltd.........................................  7,144,675  1,594,464
*   Pacc Offshore Services Holdings, Ltd........................  1,132,900    157,653
    Pan-United Corp., Ltd.......................................  2,435,750    457,354
#   Penguin International, Ltd..................................    446,032     99,481
    Perennial Real Estate Holdings, Ltd.........................    167,100     80,069
#   Q&M Dental Group Singapore, Ltd.............................  2,206,500    820,470
#   QAF, Ltd....................................................  1,519,880    791,635
#*  Raffles Education Corp., Ltd................................  5,429,723    441,339
    Raffles Medical Group, Ltd..................................  7,251,456  5,990,838
#   RHT Health Trust............................................  3,131,500     69,862
    Riverstone Holdings, Ltd....................................  1,289,400  1,072,344
#   Roxy-Pacific Holdings, Ltd..................................    505,740    152,395
    RSP Holdings Pte, Ltd.......................................  4,294,500      6,380
    SBS Transit, Ltd............................................    926,200  1,995,596
#   Sembcorp Marine, Ltd........................................  1,444,600  1,724,114
#   Sheng Siong Group, Ltd......................................  5,350,000  4,415,447
    SHS Holdings, Ltd...........................................  2,304,100    333,377
    SIA Engineering Co., Ltd....................................  1,155,600  2,129,762
#   SIIC Environment Holdings, Ltd..............................  4,929,320  1,174,575
#   Sinarmas Land, Ltd..........................................  6,897,100  1,284,238
#   Sing Holdings, Ltd..........................................  1,623,100    458,566
#   Sing Investments & Finance, Ltd.............................    324,075    370,530
#   Singapore Post, Ltd......................................... 11,080,000  8,122,911
    Singapore Press Holdings, Ltd...............................  1,231,800  2,301,022
    Singapore Reinsurance Corp., Ltd............................  1,514,530    320,418

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                     SHARES      VALUE>>
                                                                   ---------- --------------
SINGAPORE -- (Continued)
      Singapore Shipping Corp., Ltd...............................  1,640,700 $      353,361
      Singapura Finance, Ltd......................................    274,124        186,508
#*    Sino Grandness Food Industry Group, Ltd.....................  4,412,635        213,745
      Stamford Land Corp., Ltd....................................  3,297,700      1,200,711
      StarHub, Ltd................................................  5,764,100      7,638,571
      Straco Corp., Ltd...........................................    130,000         70,466
#     Sunningdale Tech, Ltd.......................................  1,184,660      1,322,278
*     SunVic Chemical Holdings, Ltd...............................    526,945          8,612
#*    Swiber Holdings, Ltd........................................  2,895,250         43,874
#*    Thomson Medical Group, Ltd..................................  4,294,500        249,612
      Tuan Sing Holdings, Ltd.....................................  5,018,266      1,474,730
#     UMS Holdings, Ltd...........................................  4,383,875      2,095,949
#     United Engineers, Ltd.......................................  3,318,328      6,291,522
      United Industrial Corp., Ltd................................    123,169        273,473
#     United Overseas Insurance, Ltd..............................    181,850        972,774
      UOB-Kay Hian Holdings, Ltd..................................  2,086,021      1,922,888
#     Valuetronics Holdings, Ltd..................................  3,369,750      1,771,492
*     Vibrant Group, Ltd..........................................  2,058,620        220,328
      Vicom, Ltd..................................................    119,500        540,621
      Wee Hur Holdings, Ltd.......................................  2,769,000        432,212
      Wing Tai Holdings, Ltd......................................  4,029,267      6,149,942
      Yeo Hiap Seng, Ltd..........................................    223,731        154,830
*     Yongnam Holdings, Ltd.......................................  2,917,700        382,665
      Zhongmin Baihui Retail Group, Ltd...........................     26,900         12,938
                                                                              --------------
TOTAL SINGAPORE...................................................               179,394,897
                                                                              --------------
TOTAL COMMON STOCKS...............................................             1,682,373,275
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*     Alco Holdings, Ltd. Rights 02/13/19.........................    403,500          4,268
                                                                              --------------
SINGAPORE -- (0.0%)
#*    Ezion Holdings, Ltd. Warrants 04/16/23......................  5,659,201              0
                                                                              --------------
TOTAL RIGHTS/WARRANTS.............................................                     4,268
                                                                              --------------
TOTAL INVESTMENT SECURITIES.......................................             1,682,377,543
                                                                              --------------

                                                                                 VALUE+
                                                                              --------------
SECURITIES LENDING COLLATERAL -- (7.4%)
@(S)  DFA Short Term Investment Fund.............................. 11,582,017    134,015,522
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,842,121,289)^^.........................................            $1,816,393,065
                                                                              ==============

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------
                                               LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                              ---------- ------------- ------- -------------
Common Stocks
   Australia................................. $3,515,871 $ 894,253,778   --    $ 897,769,649
   China.....................................         --       283,262   --          283,262
   Hong Kong.................................    351,455   490,114,862   --      490,466,317
   New Zealand...............................  1,366,839   113,092,311   --      114,459,150
   Singapore.................................    277,687   179,117,210   --      179,394,897

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------
                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                              ---------- -------------- ------- --------------
Rights/Warrants..............................
   Hong Kong.................................         -- $        4,268   --    $        4,268
Securities Lending Collateral................         --    134,015,522   --       134,015,522
                                              ---------- --------------   --    --------------
TOTAL........................................ $5,511,852 $1,810,881,213   --    $1,816,393,065
                                              ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
COMMON STOCKS -- (97.8%)
COMMUNICATION SERVICES -- (5.8%)
    4imprint Group P.L.C........................................   116,510 $  3,035,104
    Ascential P.L.C.............................................   333,040    1,662,641
    Auto Trader Group P.L.C..................................... 5,760,221   34,569,108
    Bloomsbury Publishing P.L.C.................................   140,804      405,678
    Centaur Media P.L.C.........................................   537,905      335,613
    Cineworld Group P.L.C....................................... 6,338,930   21,754,726
    Daily Mail & General Trust P.L.C., Class A.................. 1,737,477   13,821,393
    Entertainment One, Ltd...................................... 2,467,851   12,774,314
    Euromoney Institutional Investor P.L.C......................   294,745    4,793,242
    Future P.L.C................................................    58,536      413,926
    Gamma Communications P.L.C..................................     6,081       65,636
    Huntsworth P.L.C............................................ 1,021,587    1,460,989
    Inmarsat P.L.C.............................................. 2,400,987   11,656,046
    ITE Group P.L.C............................................. 4,300,470    3,639,263
    KCOM Group P.L.C............................................ 3,365,144    3,058,563
    Kin & Carta P.L.C...........................................   929,520    1,208,373
    Reach P.L.C................................................. 1,819,272    1,404,727
    Rightmove P.L.C............................................. 2,022,219   12,522,365
    STV Group P.L.C.............................................     4,868       21,470
#   TalkTalk Telecom Group P.L.C................................ 3,376,758    4,950,347
#   Tarsus Group P.L.C..........................................   244,568      810,992
                                                                           ------------
TOTAL COMMUNICATION SERVICES....................................            134,364,516
                                                                           ------------
CONSUMER DISCRETIONARY -- (20.9%)
    888 Holdings P.L.C.......................................... 1,602,285    3,530,853
    AA P.L.C.................................................... 3,480,422    3,805,572
#*  ASOS P.L.C..................................................    13,101      568,109
    B&M European Value Retail SA................................ 5,606,190   23,871,632
    BCA Marketplace P.L.C....................................... 1,092,984    2,878,420
    Bellway P.L.C...............................................   837,951   31,165,312
*   Boohoo Group P.L.C.......................................... 1,849,661    4,570,639
    Bovis Homes Group P.L.C..................................... 1,167,687   15,525,907
    Card Factory P.L.C.......................................... 1,724,258    4,080,369
*   Carpetright P.L.C...........................................   406,341      120,402
    Connect Group P.L.C......................................... 1,312,384      687,752
    Countryside Properties P.L.C................................ 2,281,983    9,193,779
    Crest Nicholson Holdings P.L.C..............................   976,381    4,828,335
#   Debenhams P.L.C............................................. 6,862,458      336,441
    DFS Furniture P.L.C......................................... 1,025,899    3,191,254
    Dignity P.L.C...............................................   333,551    3,218,744
    Dixons Carphone P.L.C....................................... 5,637,146   10,208,538
    Domino's Pizza Group P.L.C.................................. 3,190,862   11,108,739
    Dunelm Group P.L.C..........................................   666,033    6,314,642
*   EI Group P.L.C.............................................. 3,788,321    9,982,292
*   Findel P.L.C................................................   246,067      612,668
    Fuller Smith & Turner P.L.C., Class A, Class A..............   140,561    1,995,922
*   GAME Digital P.L.C..........................................    15,397        5,288
    Games Workshop Group P.L.C..................................   214,919    8,535,345
    Gocompare.Com Group P.L.C................................... 1,864,523    1,813,060
    Greene King P.L.C........................................... 2,728,082   21,521,178
    Greggs P.L.C................................................   730,598   14,875,093
    GVC Holdings P.L.C..........................................   464,903    4,096,626
    Gym Group P.L.C. (The)......................................   683,450    1,901,451
    Halfords Group P.L.C........................................ 1,381,500    4,198,731

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Headlam Group P.L.C.........................................   476,333 $  2,443,224
    Henry Boot P.L.C............................................   472,006    1,608,878
    Hollywood Bowl Group P.L.C..................................   163,205      485,542
    Hostelworld Group P.L.C.....................................   226,453      613,672
    Inchcape P.L.C.............................................. 2,855,866   21,488,827
    J D Wetherspoon P.L.C.......................................   511,121    8,136,882
    JD Sports Fashion P.L.C..................................... 2,599,737   15,809,793
#   John Menzies P.L.C..........................................   508,451    3,721,923
*   JPJ Group P.L.C.............................................   396,416    3,557,989
    Lookers P.L.C............................................... 1,979,487    2,803,309
    Marston's P.L.C............................................. 4,526,139    5,624,014
    McCarthy & Stone P.L.C...................................... 2,176,857    3,813,865
    Merlin Entertainments P.L.C................................. 4,388,737   19,448,770
    Millennium & Copthorne Hotels P.L.C......................... 1,670,579   10,644,962
    Mitchells & Butlers P.L.C................................... 1,518,250    5,645,699
    MJ Gleeson P.L.C............................................   201,540    1,917,327
    Moneysupermarket.com Group P.L.C............................ 3,912,801   15,561,388
*   Mothercare P.L.C............................................ 1,543,280      318,328
    Motorpoint group P.L.C......................................    44,038      114,589
#   N Brown Group P.L.C......................................... 1,128,966    1,293,251
*   Ocado Group P.L.C........................................... 2,077,432   27,028,490
#   On the Beach Group P.L.C....................................   739,257    4,267,538
    Pendragon P.L.C............................................. 7,772,229    2,656,885
    Pets at Home Group P.L.C.................................... 2,468,849    4,272,509
    Photo-Me International P.L.C................................ 1,412,410    1,766,272
    Playtech P.L.C.............................................. 1,306,998    6,646,280
    Rank Group P.L.C............................................   874,026    1,820,977
    Redrow P.L.C................................................ 1,778,787   13,565,179
    Restaurant Group P.L.C. (The)............................... 3,143,360    6,154,592
    Revolution Bars Group P.L.C.................................    17,764       19,927
*   Sportech P.L.C..............................................   408,363      195,004
*   Sports Direct International P.L.C........................... 1,377,959    5,037,182
    SSP Group P.L.C............................................. 3,070,071   26,871,206
    Superdry P.L.C..............................................   287,961    1,952,522
    Ted Baker P.L.C.............................................   184,841    4,547,004
    Telford Homes P.L.C.........................................    61,349      274,623
    Thomas Cook Group P.L.C..................................... 8,571,929    3,905,009
    Topps Tiles P.L.C...........................................   925,429      801,460
    Vitec Group P.L.C. (The)....................................   186,173    2,837,660
    WH Smith P.L.C..............................................   718,011   18,431,242
    William Hill P.L.C.......................................... 5,449,085   12,612,053
                                                                           ------------
TOTAL CONSUMER DISCRETIONARY....................................            479,458,939
                                                                           ------------
CONSUMER STAPLES -- (5.2%)
    A.G. Barr P.L.C.............................................   721,742    7,140,292
    Anglo-Eastern Plantations P.L.C.............................   107,628      785,762
    Britvic P.L.C............................................... 1,760,993   20,341,145
    Carr's Group P.L.C..........................................   349,511      755,164
    Cranswick P.L.C.............................................   340,118   12,889,514
#   Dairy Crest Group P.L.C..................................... 1,070,410    6,797,689
    Devro P.L.C................................................. 1,026,688    2,095,105
    Fevertree Drinks P.L.C......................................   234,985    7,937,625
#   Greencore Group P.L.C....................................... 5,551,195   14,079,453
    Hilton Food Group P.L.C.....................................   191,297    2,332,338
    Majestic Wine P.L.C.........................................    68,463      245,568
    McBride P.L.C............................................... 1,134,273    1,999,547
    McColl's Retail Group P.L.C.................................    60,390       45,579
*   Premier Foods P.L.C......................................... 4,896,591    2,573,217
    PZ Cussons P.L.C............................................ 1,646,525    3,871,273

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
CONSUMER STAPLES -- (Continued)
*   REA Holdings P.L.C..........................................     50,639 $    152,531
    Stock Spirits Group P.L.C...................................  1,064,915    3,230,015
    Tate & Lyle P.L.C...........................................  3,470,820   31,330,366
                                                                            ------------
TOTAL CONSUMER STAPLES..........................................             118,602,183
                                                                            ------------
ENERGY -- (4.2%)
*   Amerisur Resources P.L.C....................................    318,468       70,261
    Anglo Pacific Group P.L.C...................................    818,962    1,755,248
*   Cairn Energy P.L.C..........................................  4,377,209   10,740,842
    Diversified Gas & Oil P.L.C.................................    129,240      196,184
#*  EnQuest P.L.C............................................... 11,246,628    2,833,739
*   Genel Energy P.L.C..........................................    366,614      894,215
*   Gulf Keystone Petroleum, Ltd................................  1,343,684    3,810,889
*   Gulf Marine Services P.L.C..................................    125,859       32,821
    Hunting P.L.C...............................................  1,246,189    9,123,627
#*  Hurricane Energy P.L.C......................................    599,794      392,730
    John Wood Group P.L.C.......................................  2,672,479   18,967,600
*   Lamprell P.L.C..............................................  1,219,262      895,360
#*  Nostrum Oil & Gas P.L.C.....................................    184,064      333,850
*   Ophir Energy P.L.C..........................................  4,489,030    3,207,690
    Pantheon Resources P.L.C....................................     33,470       10,287
    Petrofac, Ltd...............................................  1,731,035   12,475,845
#*  Premier Oil P.L.C...........................................  5,111,162    4,953,241
*   Rockhopper Exploration P.L.C................................     95,701       29,580
*   Savannah Petroleum P.L.C....................................     28,000        9,833
    Soco International P.L.C....................................  1,265,317    1,224,088
*   Tullow Oil P.L.C............................................  9,193,721   24,687,695
                                                                            ------------
TOTAL ENERGY....................................................              96,645,625
                                                                            ------------
FINANCIALS -- (14.8%)
#   Arrow Global Group P.L.C....................................  1,029,612    2,621,274
#   Ashmore Group P.L.C.........................................  2,500,969   13,274,783
    Bank of Georgia Group P.L.C.................................    253,305    5,088,402
    Beazley P.L.C...............................................  3,291,683   21,363,525
    Brewin Dolphin Holdings P.L.C...............................  1,923,106    7,554,275
    Burford Capital, Ltd........................................    129,417    3,124,551
    Charles Stanley Group P.L.C.................................    122,025      405,377
    Charles Taylor P.L.C........................................    206,958      601,554
    Chesnara P.L.C..............................................    720,194    3,251,676
    City of London Investment Group P.L.C.......................      5,500       28,182
    Close Brothers Group P.L.C..................................  1,030,482   20,098,893
    CMC Markets P.L.C...........................................    685,144    1,065,636
    CME Group, Inc..............................................          1          131
    CYBG P.L.C..................................................  6,092,424   14,028,393
*   Georgia Capital P.L.C.......................................    217,324    3,093,865
    Hansard Global P.L.C........................................     16,468       10,371
    Hastings Group Holdings P.L.C...............................  1,730,227    4,763,759
    Hiscox, Ltd.................................................  1,313,908   24,450,017
    IG Group Holdings P.L.C.....................................  2,459,534   20,496,553
    Intermediate Capital Group P.L.C............................  1,977,507   26,398,020
    International Personal Finance P.L.C........................  1,344,149    3,629,480
*   IP Group P.L.C..............................................  2,781,470    3,874,806
    Jardine Lloyd Thompson Group P.L.C..........................    809,362   20,167,657
    Jupiter Fund Management P.L.C...............................  2,539,187   10,913,004
    Just Group P.L.C............................................  3,756,051    5,002,109
    Lancashire Holdings, Ltd....................................  1,432,813   10,610,025
    Liontrust Asset Management P.L.C............................      1,513       11,517
    Man Group P.L.C............................................. 10,998,653   20,599,588

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
FINANCIALS -- (Continued)
#*  Metro Bank P.L.C............................................     97,643 $  1,395,572
    Non-Standard Finance P.L.C..................................    215,168      156,676
    Numis Corp. P.L.C...........................................     65,054      229,178
    OneSavings Bank P.L.C.......................................  1,346,137    6,650,105
    Paragon Banking Group P.L.C.................................  1,910,054   10,403,322
    Phoenix Group Holdings P.L.C................................  3,125,763   26,061,088
*   Provident Financial P.L.C...................................    944,167    6,513,818
    Quilter P.L.C...............................................  5,379,115    8,669,046
    Rathbone Brothers P.L.C.....................................    309,391    9,391,410
    River & Mercantile Group P.L.C..............................     10,512       30,800
    S&U P.L.C...................................................     20,717      566,757
    Saga P.L.C..................................................  6,588,638    9,423,489
    TP ICAP P.L.C...............................................  3,254,964   13,457,659
*   Waterloo Investment Holdings, Ltd...........................      4,000            4
                                                                            ------------
TOTAL FINANCIALS................................................             339,476,347
                                                                            ------------
HEALTH CARE -- (3.5%)
    Alliance Pharma P.L.C.......................................    546,521      458,435
*   BTG P.L.C...................................................  2,027,017   22,136,645
    CareTech Holdings P.L.C.....................................    197,235      918,528
#*  Circassia Pharmaceuticals P.L.C.............................    516,889      290,021
    Consort Medical P.L.C.......................................    291,520    3,565,105
    ConvaTec Group P.L.C........................................  4,784,626    8,970,499
    CVS Group P.L.C.............................................     97,602      515,961
    EMIS Group P.L.C............................................     94,394    1,110,729
    Genus P.L.C.................................................    185,489    5,420,729
    Hikma Pharmaceuticals P.L.C.................................    709,610   15,012,453
*   Indivior P.L.C..............................................  4,141,064    6,169,693
    Integrated Diagnostics Holdings P.L.C.......................    330,094    1,325,722
#   Mediclinic International P.L.C..............................  1,263,583    5,218,449
    Spire Healthcare Group P.L.C................................  1,346,485    2,200,393
    UDG Healthcare P.L.C........................................    547,171    4,165,564
*   Vectura Group P.L.C.........................................  3,948,023    3,840,859
                                                                            ------------
TOTAL HEALTH CARE...............................................              81,319,785
                                                                            ------------
INDUSTRIALS -- (26.3%)
    Aggreko P.L.C...............................................  1,594,243   14,526,364
    Air Partner P.L.C...........................................    253,425      298,609
    Avon Rubber P.L.C...........................................    189,884    3,006,547
    Babcock International Group P.L.C...........................  2,639,298   18,382,922
    Balfour Beatty P.L.C........................................  4,314,731   15,522,699
    BBA Aviation P.L.C..........................................  7,186,917   22,304,330
    Biffa P.L.C.................................................    765,934    1,786,753
    Bodycote P.L.C..............................................  1,383,148   13,819,073
    Braemar Shipping Services P.L.C.............................    144,282      388,124
*   Capita P.L.C................................................    357,749      545,281
    Chemring Group P.L.C........................................  1,734,909    3,501,268
    Clarkson P.L.C..............................................    155,973    5,244,517
#   Clipper Logistics P.L.C.....................................    153,780      485,199
*   Cobham P.L.C................................................ 15,894,027   22,502,252
    Costain Group P.L.C.........................................    711,610    3,640,054
    Dart Group P.L.C............................................    158,502    1,648,377
    De La Rue P.L.C.............................................    694,864    3,827,859
#*  Dialight P.L.C..............................................    105,397      535,937
    Diploma P.L.C...............................................    746,473   12,461,451
*   Firstgroup P.L.C............................................  7,914,780    9,618,471
#*  Flybe Group P.L.C...........................................    616,871       28,226
    G4S P.L.C...................................................  7,402,417   18,982,308

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
INDUSTRIALS -- (Continued)
    Galliford Try P.L.C.........................................   748,307 $ 6,978,911
    Go-Ahead Group P.L.C. (The).................................   305,363   7,215,101
    Goodwin P.L.C...............................................       383      13,079
    Grafton Group P.L.C......................................... 1,577,746  15,233,116
    Hays P.L.C.................................................. 9,878,691  19,588,243
    HomeServe P.L.C............................................. 1,964,456  24,311,944
    Howden Joinery Group P.L.C.................................. 4,476,142  29,694,959
    IMI P.L.C................................................... 1,817,981  22,841,852
#*  Interserve P.L.C............................................   957,407     157,492
    IWG P.L.C................................................... 4,074,558  11,994,590
    James Fisher & Sons P.L.C...................................   293,334   7,432,324
    John Laing Group P.L.C...................................... 2,093,053   9,760,971
    Keller Group P.L.C..........................................   477,111   3,245,766
    Kier Group P.L.C............................................   929,137   6,298,354
*   Management Consulting Group P.L.C........................... 1,459,158      38,386
    Mears Group P.L.C...........................................   763,170   3,149,865
    Meggitt P.L.C............................................... 4,779,474  32,370,288
    Mitie Group P.L.C........................................... 2,231,600   3,405,907
    Morgan Advanced Materials P.L.C............................. 1,779,476   6,224,903
    Morgan Sindall Group P.L.C..................................   216,348   3,325,874
    National Express Group P.L.C................................ 2,795,895  14,438,206
    Norcros P.L.C...............................................   116,690     290,715
    Northgate P.L.C............................................. 2,144,364  10,452,592
    Pagegroup P.L.C............................................. 2,344,376  13,594,265
    PayPoint P.L.C..............................................   372,151   4,154,122
    Polypipe Group P.L.C........................................ 1,404,133   7,282,875
    Porvair P.L.C...............................................    15,572      94,070
    QinetiQ Group P.L.C......................................... 3,889,370  15,477,680
    Redde P.L.C.................................................   195,094     464,125
    Renewi P.L.C................................................ 4,168,554   1,396,392
#*  Renold P.L.C................................................   193,435      73,737
    Ricardo P.L.C...............................................   295,378   2,396,801
    Robert Walters P.L.C........................................   386,365   2,661,610
    Rotork P.L.C................................................ 5,721,728  20,651,963
    Royal Mail P.L.C............................................ 1,720,641   6,062,539
    RPS Group P.L.C............................................. 1,379,834   2,423,206
    Senior P.L.C................................................ 3,210,727   9,532,658
    Severfield P.L.C............................................ 1,090,941   1,017,624
    SIG P.L.C................................................... 4,306,771   6,741,001
    Speedy Hire P.L.C........................................... 2,852,756   2,201,469
    Spirax-Sarco Engineering P.L.C..............................   136,244  11,458,180
    Staffline Group P.L.C.......................................     2,683      23,577
    Stagecoach Group P.L.C...................................... 2,874,503   5,858,330
    SThree P.L.C................................................   625,484   2,248,372
    Stobart Group, Ltd.......................................... 1,705,407   3,426,928
    T Clarke P.L.C..............................................   147,457     187,688
    Travis Perkins P.L.C........................................ 1,631,098  26,217,237
    Trifast P.L.C...............................................   503,103   1,251,919
    Tyman P.L.C.................................................   794,254   2,420,072
#   Ultra Electronics Holdings P.L.C............................   593,717   9,995,529
    Vesuvius P.L.C.............................................. 1,658,142  12,245,949
*   Volex P.L.C.................................................   307,047     371,783
    Volution Group P.L.C........................................   332,290     687,731
    Vp P.L.C....................................................   159,998   2,114,863
    Weir Group P.L.C (The)......................................   590,017  11,676,205
    Wilmington PL.C.............................................   334,384     818,696
    Wincanton P.L.C.............................................   713,542   2,248,374
*   Wizz Air Holdings P.L.C.....................................    58,373   2,318,046

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
INDUSTRIALS -- (Continued)
    XP Power, Ltd...............................................    89,899 $  2,416,179
                                                                           ------------
TOTAL INDUSTRIALS...............................................            605,731,854
                                                                           ------------
INFORMATION TECHNOLOGY -- (5.6%)
    AVEVA Group P.L.C...........................................   405,395   14,491,178
    Computacenter P.L.C.........................................   527,576    7,245,269
    DiscoverIE Group P.L.C......................................   407,931    2,241,776
    Electrocomponents P.L.C..................................... 3,231,445   23,066,876
    Equiniti Group P.L.C........................................ 2,174,616    5,908,078
    FDM Group Holdings P.L.C....................................   269,074    2,907,933
    Halma P.L.C.................................................    34,203      629,059
    iomart Group P.L.C..........................................    36,343      172,999
#*  IQE P.L.C...................................................   333,707      343,478
    Kainos Group P.L.C..........................................   195,272    1,080,738
    NCC Group P.L.C............................................. 1,395,242    2,352,113
    Oxford Instruments P.L.C....................................   334,238    3,943,883
    Renishaw P.L.C..............................................   240,249   14,730,077
    RM P.L.C....................................................   336,909      987,143
    SDL P.L.C...................................................   459,363    3,311,985
    Smart Metering Systems P.L.C................................   140,565    1,214,136
    Softcat P.L.C...............................................   731,305    6,684,674
    Spectris P.L.C..............................................   762,197   26,021,153
    Spirent Communications P.L.C................................ 3,908,618    7,563,683
#   Strix Group P.L.C...........................................   150,422      278,259
#*  Telit Communications P.L.C..................................    82,391      152,379
    TT Electronics P.L.C........................................   941,128    2,534,914
    Xaar P.L.C..................................................   155,393      305,699
                                                                           ------------
TOTAL INFORMATION TECHNOLOGY....................................            128,167,482
                                                                           ------------
MATERIALS -- (6.3%)
*   Acacia Mining P.L.C.........................................   500,600    1,285,065
*   Carclo P.L.C................................................   205,594      130,924
    Castings P.L.C..............................................   159,566      823,134
    Centamin P.L.C.............................................. 7,637,879   11,812,832
    Central Asia Metals P.L.C...................................   224,231      673,291
    Elementis P.L.C............................................. 4,004,056    9,585,843
    Essentra P.L.C.............................................. 1,088,745    5,334,802
    Evraz P.L.C.................................................   461,232    3,021,349
    Ferrexpo P.L.C.............................................. 2,362,974    8,025,678
    Forterra P.L.C.............................................. 1,090,858    3,798,872
*   Gem Diamonds, Ltd...........................................   679,902      884,487
    Highland Gold Mining, Ltd...................................   760,785    1,642,476
    Hill & Smith Holdings P.L.C.................................   501,744    7,273,876
    Hochschild Mining P.L.C..................................... 1,128,304    2,799,238
    Ibstock P.L.C............................................... 2,528,361    8,051,778
    KAZ Minerals P.L.C.......................................... 1,231,175    9,613,423
*   Lonmin P.L.C................................................ 1,584,135    1,079,188
    Low & Bonar P.L.C........................................... 1,194,255      283,945
    Low & Bonar P.L.C........................................... 1,183,093       49,656
    Marshalls P.L.C............................................. 1,350,787    9,006,626
#*  Petra Diamonds, Ltd......................................... 5,581,871    2,415,762
*   Petropavlovsk P.L.C.........................................   740,190       78,162
    Rhi Magnesita NV............................................    27,762    1,553,930
    RPC Group P.L.C............................................. 2,589,442   26,961,974
    Scapa Group P.L.C...........................................   141,028      632,617
#*  Sirius Minerals P.L.C....................................... 1,194,227      308,675
    Synthomer P.L.C............................................. 1,832,121    8,618,936
    Victrex P.L.C...............................................   625,988   18,797,307

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                    SHARES      VALUE>>
                                                                   --------- --------------
MATERIALS -- (Continued)
      Zotefoams P.L.C.............................................    90,496 $      733,792
                                                                             --------------
TOTAL MATERIALS                                                                 145,277,638
                                                                             --------------
REAL ESTATE -- (3.0%)
      Capital & Counties Properties P.L.C......................... 4,679,237     15,322,717
      CLS Holdings P.L.C..........................................   500,888      1,610,802
*     Countrywide P.L.C........................................... 1,699,141        204,217
      Daejan Holdings P.L.C.......................................    45,915      3,506,292
      Foxtons Group P.L.C......................................... 1,145,927        797,681
#     Grainger P.L.C.............................................. 4,344,203     13,011,749
      Harworth Group P.L.C........................................    30,680         46,873
      Helical P.L.C...............................................   670,135      2,955,086
      LSL Property Services P.L.C.................................   404,839      1,332,180
*     Raven Property Group, Ltd................................... 1,003,570        578,222
      Savills P.L.C...............................................   965,385     10,549,833
      St. Modwen Properties P.L.C................................. 2,832,022     15,250,272
      U & I Group P.L.C...........................................   846,115      2,252,230
      Urban & Civic P.L.C.........................................   303,343      1,115,309
#     Watkin Jones P.L.C..........................................   167,924        511,491
                                                                             --------------
TOTAL REAL ESTATE.................................................               69,044,954
                                                                             --------------
UTILITIES -- (2.2%)
      Drax Group P.L.C............................................ 2,899,857     15,307,754
      Pennon Group P.L.C.......................................... 2,842,670     28,472,448
      Telecom Plus P.L.C..........................................   370,509      6,861,578
                                                                             --------------
TOTAL UTILITIES...................................................               50,641,780
                                                                             --------------
TOTAL COMMON STOCKS...............................................            2,248,731,103
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  DFA Short Term Investment Fund.............................. 4,469,004     51,710,848
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,250,061,657)^^.                                                   $2,300,441,951
                                                                             ==============

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                              LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                              ------- -------------- ------- --------------
Common Stocks
   Communication Services....................   --    $  134,364,516   --    $  134,364,516
   Consumer Discretionary....................   --       479,458,939   --       479,458,939
   Consumer Staples..........................   --       118,602,183   --       118,602,183
   Energy....................................   --        96,645,625   --        96,645,625
   Financials................................   --       339,476,347   --       339,476,347
   Health Care...............................   --        81,319,785   --        81,319,785
   Industrials...............................   --       605,731,854   --       605,731,854
   Information Technology....................   --       128,167,482   --       128,167,482
   Materials.................................   --       145,277,638   --       145,277,638
   Real Estate...............................   --        69,044,954   --        69,044,954
   Utilities.................................   --        50,641,780   --        50,641,780
Securities Lending Collateral................   --        51,710,848   --        51,710,848
                                                --    --------------   --    --------------
TOTAL........................................   --    $2,300,441,951   --    $2,300,441,951
                                                ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
COMMON STOCKS -- (92.8%)
AUSTRIA -- (3.0%)
    Agrana Beteiligungs AG......................................    78,682 $  1,645,390
    ANDRITZ AG..................................................   477,590   23,577,693
    Atrium European Real Estate, Ltd............................   912,319    3,520,949
    Austria Technologie & Systemtechnik AG......................   171,443    3,539,371
    CA Immobilien Anlagen AG....................................   484,365   17,340,667
    DO & CO AG..................................................    49,469    4,713,807
    EVN AG......................................................   226,048    3,658,237
#   FACC AG.....................................................   168,506    3,117,002
    Flughafen Wien AG...........................................    27,508    1,140,005
#   IMMOFINANZ AG...............................................   637,346   16,850,908
    Josef Manner & Co. AG.......................................       870       71,950
    Kapsch TrafficCom AG........................................    34,208    1,370,565
#   Lenzing AG..................................................    87,834    8,593,066
    Mayr Melnhof Karton AG......................................    53,506    7,039,537
    Oberbank AG.................................................    42,748    4,462,334
    Oesterreichische Post AG....................................   216,582    8,149,388
    Palfinger AG................................................    95,159    2,951,355
#   POLYTEC Holding AG..........................................   105,679    1,167,910
#   Porr AG.....................................................    75,463    1,727,034
#   Rosenbauer International AG.................................    19,948      918,343
    S IMMO AG...................................................   352,630    6,800,076
    Schoeller-Bleckmann Oilfield Equipment AG...................    75,301    5,856,433
#*  Semperit AG Holding.........................................    69,672    1,117,629
    Strabag SE..................................................   107,550    3,765,857
    Telekom Austria AG.......................................... 1,054,257    8,060,286
#   UBM Development AG..........................................    15,638      676,470
    UNIQA Insurance Group AG....................................   929,089    8,482,495
    Vienna Insurance Group AG Wiener Versicherung Gruppe........   256,537    6,221,610
    Wienerberger AG.............................................   617,965   13,873,349
#*  Zumtobel Group AG...........................................   182,287    1,646,666
                                                                           ------------
TOTAL AUSTRIA...................................................            172,056,382
                                                                           ------------
BELGIUM -- (3.9%)
    Ackermans & van Haaren NV...................................   157,771   25,248,307
*   AGFA-Gevaert NV............................................. 1,361,710    5,356,096
#*  Argenx SE...................................................   150,218   15,938,992
    Atenor......................................................    15,141      970,746
    Banque Nationale de Belgique................................        87      242,196
    Barco NV....................................................    73,871    9,036,415
#   Bekaert SA..................................................   233,407    6,286,609
#*  Biocartis NV................................................   213,045    2,978,168
#   bpost SA....................................................   503,661    4,617,266
#*  Celyad SA...................................................    42,190      934,576
    Cie d'Entreprises CFE.......................................    47,906    5,085,197
    Cie Immobiliere de Belgique SA..............................    16,878    1,067,030
    Co.Br.Ha Societe Commerciale de Brasserie SA................       111      512,004
    Deceuninck NV...............................................   410,848    1,016,419
    D'ieteren SA................................................   190,137    7,204,096
#   Econocom Group SA...........................................   727,792    2,639,096
    Elia System Operator SA.....................................   184,236   13,480,812
#   Euronav NV.................................................. 1,268,588    9,932,724
    EVS Broadcast Equipment SA..................................    28,227      692,591
#*  Exmar NV....................................................   133,424      960,404
    Fagron......................................................   276,553    5,042,460
*   Galapagos NV................................................    93,123    9,571,651

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
BELGIUM -- (Continued)
*   Galapagos NV................................................   220,186 $ 22,655,975
    Gimv NV.....................................................    90,161    5,160,056
#*  Ion Beam Applications.......................................   126,538    1,798,571
    Jensen-Group NV.............................................    19,836      795,169
    Kinepolis Group NV..........................................    97,047    5,757,411
#   Lotus Bakeries..............................................     1,641    4,367,715
#*  MDxHealth...................................................   239,516      332,134
#   Melexis NV..................................................   106,575    7,514,634
#*  Nyrstar NV..................................................    84,985       55,071
#   Ontex Group NV..............................................   482,242   10,269,261
    Orange Belgium SA...........................................   137,117    2,624,296
*   Oxurion NV..................................................    66,163      284,827
    Picanol.....................................................    28,690    2,404,504
    Recticel SA.................................................   270,323    2,199,190
#   Resilux.....................................................     5,788      861,964
    Roularta Media Group NV.....................................    19,318      332,834
    Sioen Industries NV.........................................    51,987    1,425,608
    Sipef NV....................................................    35,425    2,079,285
    Telenet Group Holding NV....................................     9,326      431,705
    TER Beke SA.................................................     3,481      559,281
*   Tessenderlo Group SA........................................   213,754    7,569,835
    Umicore SA..................................................   188,588    7,972,979
    Van de Velde NV.............................................    35,498    1,038,409
*   Viohalco SA.................................................   583,796    1,815,192
                                                                           ------------
TOTAL BELGIUM...................................................            219,119,761
                                                                           ------------
DENMARK -- (5.5%)
#*  ALK-Abello A.S..............................................    42,307    6,541,778
    Alm Brand A.S...............................................   559,532    4,816,420
#   Ambu A.S., Class B.......................................... 1,079,783   28,765,853
    Arkil Holding A.S., Class B.................................        92       15,387
*   Bang & Olufsen A.S..........................................   256,627    3,770,681
    BankNordik P/F..............................................    10,800      181,159
#*  Bavarian Nordic A.S.........................................   185,816    4,329,513
    Brodrene Hartmann A.S.......................................    16,148      688,396
    Columbus A.S................................................   420,583      852,968
#*  D/S Norden A.S..............................................   216,070    3,019,498
    DFDS A.S....................................................   306,367   14,463,840
    Djurslands Bank A.S.........................................     8,970      350,082
    FLSmidth & Co. A.S..........................................   296,273   13,886,442
    Fluegger Group A.S., Class B................................     4,198      189,173
    GN Store Nord A.S...........................................   925,340   39,888,115
    GronlandsBANKEN A.S.........................................     1,125       97,043
#*  H+H International A.S., Class B.............................   103,235    1,619,819
    Harboes Bryggeri A.S., Class B..............................    17,239      213,341
#   IC Group A.S................................................    43,760      291,013
    ISS A.S.....................................................   561,786   15,921,455
#   Jeudan A.S..................................................     7,330    1,075,196
    Jyske Bank A.S..............................................   491,188   18,425,993
    Lan & Spar Bank.............................................     4,981      354,251
    Matas A.S...................................................   100,912    1,146,038
*   Nilfisk Holding A.S.........................................   198,988    7,355,055
#*  NKT A.S.....................................................   206,194    3,732,086
    NNIT A.S....................................................    71,616    2,063,667
    Pandora A.S.................................................    12,435      540,022
    Parken Sport & Entertainment A.S............................    36,911      534,241
    Per Aarsleff Holding A.S....................................   132,522    4,372,372
#   Ringkjoebing Landbobank A.S.................................   173,851    9,305,833
    Roblon A.S., Class B........................................       973       37,347

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
DENMARK -- (Continued)
    Rockwool International A.S., Class A........................       455 $    105,974
    Rockwool International A.S., Class B........................    50,812   13,628,588
    Royal Unibrew A.S...........................................   364,385   27,443,032
    RTX A.S.....................................................    52,854    1,385,278
    Scandinavian Tobacco Group A.S., Class A....................   272,402    3,524,248
    Schouw & Co., A.S...........................................    84,388    6,829,434
    SimCorp A.S.................................................   277,672   21,914,429
    Solar A.S., Class B.........................................    37,386    1,581,044
    Spar Nord Bank A.S..........................................   577,860    4,905,616
    Sydbank A.S.................................................   505,787   11,691,179
#   Tivoli A.S..................................................     9,878      976,513
#*  TK Development A.S..........................................   307,965      216,548
    Topdanmark A.S..............................................   475,380   22,649,178
*   TORM P.L.C..................................................    75,301      480,698
    United International Enterprises............................    10,336    2,109,650
#*  Veloxis Pharmaceuticals A.S.................................   120,013       51,271
*   Vestjysk Bank A.S........................................... 1,501,522      541,143
#*  Zealand Pharma A.S..........................................   168,523    2,444,663
                                                                           ------------
TOTAL DENMARK...................................................            311,322,563
                                                                           ------------
FINLAND -- (6.3%)
#*  Afarak Group Oyj............................................   316,672      284,418
#   Ahlstrom-Munksjo Oyj........................................   155,144    2,417,577
#   Aktia Bank Oyj..............................................   292,637    3,182,510
    Alandsbanken Abp, Class B...................................    21,354      320,534
    Alma Media Oyj..............................................   129,772      866,898
    Amer Sports Oyj.............................................   843,708   37,450,390
    Apetit Oyj..................................................    19,668      216,344
#   Asiakastieto Group Oyj......................................       319        8,285
#   Aspo Oyj....................................................    92,762      940,748
    Atria Oyj...................................................    76,146      721,022
#*  BasWare Oyj.................................................    56,551    2,369,303
#   Bittium Oyj.................................................   204,447    1,754,976
#   Cargotec Oyj, Class B.......................................   269,267    9,001,463
#*  Caverion Oyj................................................   696,383    4,269,348
#   Citycon Oyj................................................. 2,641,442    5,402,211
    Cramo Oyj...................................................   260,418    4,975,673
    Digia Oyj...................................................    69,731      231,916
    Elisa Oyj...................................................    89,148    3,729,733
    Finnair Oyj.................................................   487,004    4,085,025
    Fiskars Oyj Abp.............................................   216,027    4,071,852
    F-Secure Oyj................................................   614,091    1,825,399
    Glaston Oyj ABP.............................................    46,084       23,438
#   HKScan Oyj, Class A.........................................   257,744      586,844
#   Huhtamaki Oyj...............................................   682,848   22,506,328
    Ilkka-Yhtyma Oyj............................................    61,503      256,183
    Kemira Oyj..................................................   715,487    8,702,312
    Kesko Oyj, Class A..........................................    44,814    2,373,863
    Kesko Oyj, Class B..........................................   512,162   29,471,165
#   Konecranes Oyj..............................................   420,333   14,554,503
    Lassila & Tikanoja Oyj......................................   209,198    3,665,167
#   Lehto Group Oyj.............................................   129,587      691,050
    Metsa Board Oyj............................................. 1,431,405   10,419,491
    Metso Oyj...................................................   754,361   22,192,026
    Nokian Renkaat Oyj..........................................   833,611   27,733,592
    Olvi Oyj, Class A...........................................    92,668    3,524,356
#   Oriola Oyj..................................................     6,054       14,748
    Oriola Oyj, Class B.........................................   909,240    2,262,610
    Orion Oyj, Class A..........................................   136,183    4,804,013

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
FINLAND -- (Continued)
#   Orion Oyj, Class B..........................................   629,163 $ 22,241,559
#   Outokumpu Oyj............................................... 2,921,503   12,626,324
*   Outotec Oyj................................................. 1,208,606    4,961,579
#   Pihlajalinna Oyj............................................    77,064      908,913
    Ponsse Oyj..................................................    71,769    2,254,220
    Poyry Oyj...................................................   196,085    2,292,611
*   QT Group Oyj................................................    55,899      625,653
    Raisio Oyj, Class V.........................................   730,349    2,242,809
    Ramirent Oyj................................................   546,946    3,749,797
    Rapala VMC Oyj..............................................   113,078      413,597
    Raute Oyj, Class A..........................................     2,644       78,223
    Revenio Group Oyj...........................................   118,595    2,020,361
    Sanoma Oyj..................................................   749,458    7,284,329
#   SRV Group Oyj...............................................    66,041      144,646
*   Stockmann Oyj Abp, Class A..................................    49,045      128,294
#*  Stockmann Oyj Abp (5462393), Class B........................   189,838      430,341
    Teleste Oyj.................................................    52,966      404,129
    Tieto Oyj...................................................   367,347   10,536,209
#   Tikkurila Oyj...............................................   248,371    3,748,367
    Tokmanni Group Corp.........................................   298,131    2,910,847
    Uponor Oyj..................................................   329,053    3,745,573
#   Vaisala Oyj, Class A........................................   110,761    2,326,855
#   Valmet Oyj..................................................   919,512   20,717,265
    Viking Line Abp.............................................     7,869      134,232
#   YIT Oyj..................................................... 1,430,763    9,251,722
                                                                           ------------
TOTAL FINLAND...................................................            358,085,769
                                                                           ------------
FRANCE -- (11.2%)
    ABC arbitrage...............................................   116,625      823,018
    Actia Group.................................................    51,304      198,257
*   Air France-KLM.............................................. 1,407,427   17,704,643
    Akka Technologies...........................................    66,677    4,181,468
    AKWEL.......................................................    58,127    1,046,972
    Albioma SA..................................................   166,708    3,737,000
    Altamir.....................................................   136,094    2,366,067
    Alten SA....................................................   170,714   16,360,162
#   Altran Technologies SA...................................... 1,443,599   13,637,345
*   Amplitude Surgical SAS......................................    19,526       73,642
#   Antalis International SAS...................................    39,697       41,509
    APRIL SA....................................................    75,626    1,825,613
#*  Archos......................................................    82,090       29,392
    Assystem SA.................................................    62,252    2,021,360
    Aubay.......................................................    34,803    1,241,597
    Axway Software SA...........................................    38,973      579,203
*   Baikowski SAS...............................................     8,805      147,545
#   Bastide le Confort Medical..................................    17,494      584,021
    Beneteau SA.................................................   234,349    3,321,294
    Bigben Interactive..........................................    78,973      922,493
    Boiron SA...................................................    39,459    2,179,832
    Bonduelle SCA...............................................    88,820    3,198,181
#*  Bourbon Corp................................................   163,857      637,817
    Burelle SA..................................................       988    1,106,573
#   Casino Guichard Perrachon SA................................   271,603   13,363,772
    Catering International Services.............................    14,124      176,238
*   Cegedim SA..................................................    26,551      755,602
*   CGG SA...................................................... 4,375,479    8,222,921
#   Chargeurs SA................................................   121,828    2,694,332
    Cie des Alpes...............................................    64,360    1,790,211
    Cie Plastic Omnium SA.......................................   327,341    9,001,869

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
FRANCE -- (Continued)
*   Coface SA...................................................   602,241 $ 5,531,160
*   DBV Technologies SA.........................................    10,158     134,706
    Derichebourg SA.............................................   600,033   2,736,584
    Devoteam SA.................................................    33,292   3,895,867
    Edenred.....................................................   734,903  29,761,237
#   Electricite de Strasbourg SA................................    21,353   2,497,978
#   Elior Group SA..............................................   688,717   9,694,728
#   Elis SA.....................................................   972,903  15,737,936
    Eramet......................................................    65,268   4,547,753
#*  Erytech Pharma SA...........................................       681       5,940
    Esso SA Francaise...........................................    16,100     627,708
*   Etablissements Maurel et Prom...............................   200,110     788,909
    Euronext NV.................................................   353,390  21,769,373
#   Europcar Mobility Group.....................................   636,052   5,597,923
    Eutelsat Communications SA.................................. 1,163,207  24,667,764
#   Exel Industries, Class A....................................    10,419     849,256
    Fleury Michon SA............................................     6,124     313,852
*   Fnac Darty S.A. (V7VQL46)...................................   119,523   8,417,833
    Gaumont SA..................................................    11,360   1,545,652
    Gaztransport Et Technigaz SA................................   120,718  10,196,633
    GEA.........................................................     2,433     239,483
    Getlink SE.................................................. 1,084,454  15,859,867
    Gevelot SA..................................................     3,466     698,666
    GL Events...................................................    63,507   1,274,385
    Groupe Crit.................................................    23,123   1,367,060
    Groupe Gorge................................................    22,858     288,348
#   Groupe Open.................................................    30,206     604,499
    Groupe SFPI.................................................    29,940      81,504
    Guerbet.....................................................    35,861   2,322,157
    Haulotte Group SA...........................................    75,426     735,945
    HERIGE SADCS................................................     4,147     110,131
#*  HiPay Group SA..............................................    15,242     144,121
*   ID Logistics Group..........................................    12,492   2,099,764
#   Imerys SA...................................................   181,680   9,572,368
    Ingenico Group SA...........................................   401,944  21,909,079
    Interparfums SA.............................................     6,461     323,500
    Ipsen SA....................................................    25,355   3,190,583
    IPSOS.......................................................   223,253   5,179,711
    Jacquet Metal Service SA....................................    75,602   1,426,213
    Kaufman & Broad SA..........................................   114,112   4,604,595
    Korian SA...................................................   336,160  11,956,921
    Lagardere SCA...............................................   778,374  20,337,737
    Lanson-BCC..................................................     8,795     292,040
#*  Latecoere SACA..............................................   408,916   1,463,177
    Laurent-Perrier.............................................    13,068   1,408,690
    Le Belier...................................................    10,566     409,299
    Lectra......................................................   153,543   3,577,435
    Linedata Services...........................................    14,505     588,173
    LISI........................................................   108,517   3,435,955
    LNA Sante SA................................................    32,261   1,756,714
    Maisons du Monde SA.........................................   218,877   5,640,289
#   Maisons France Confort SA...................................    15,908     640,649
    Manitou BF SA...............................................    57,553   1,753,276
    Manutan International.......................................    14,949   1,059,513
    Mersen SA...................................................   117,956   3,858,925
#*  METabolic EXplorer SA.......................................   156,395     270,667
    Metropole Television SA.....................................   285,999   4,371,679
    Mr Bricolage SA.............................................    30,731     225,207
    Neopost SA..................................................   251,800   6,319,885

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
FRANCE -- (Continued)
#   Nexans SA...................................................   214,579 $  6,414,722
    Nexity SA...................................................   286,620   13,386,502
#*  Nicox.......................................................   145,865    1,021,556
    NRJ Group...................................................    81,965      690,334
#   Oeneo SA....................................................   166,576    2,077,690
*   OL Groupe SA................................................    10,735       33,923
#*  Onxeo SA....................................................   246,319      255,808
#*  Onxeo SA....................................................    48,958       51,403
#*  Parrot SA...................................................   112,753      410,852
#*  Pierre & Vacances SA........................................    29,600      617,820
    Plastivaloire...............................................    52,074      521,905
    PSB Industries SA...........................................     8,805      323,253
#   Rallye SA...................................................   156,235    1,797,366
#*  Recylex SA..................................................   102,008      775,306
    Rexel SA.................................................... 2,250,322   25,659,507
    Robertet SA.................................................     4,128    2,570,303
    Rothschild & Co.............................................    83,843    2,773,339
    Rubis SCA...................................................   576,053   34,385,266
    Samse SA....................................................     8,068    1,274,160
    Sartorius Stedim Biotech....................................    40,481    4,462,038
    Savencia SA.................................................    33,010    2,189,385
    Seche Environnement SA......................................    13,689      444,790
    Societe BIC SA..............................................   172,540   17,280,031
#*  Societe des Bains de Mer et du Cercle des Etrangers a Monaco    60,012    3,300,278
    Societe Marseillaise du Tunnel Prado-Carenage SA............     5,211      111,319
    Societe pour l'Informatique Industrielle....................    41,060      995,685
#*  SOITEC......................................................   121,539    9,333,953
#*  Solocal Group............................................... 3,930,265    2,023,443
    Somfy SA....................................................   103,954    8,213,544
    Sopra Steria Group..........................................   101,694   10,282,751
#   SPIE SA.....................................................   764,368   11,511,226
#*  SRP Groupe SA...............................................    55,158      176,111
*   Stallergenes Greer P.L.C....................................    18,020      625,820
    Stef SA.....................................................    27,508    2,653,122
    Sword Group.................................................    36,122    1,319,368
    Synergie SA.................................................    69,728    2,155,421
#   Tarkett SA..................................................   187,624    4,080,056
#*  Technicolor SA.............................................. 1,899,131    2,124,755
    Teleperformance.............................................   113,778   19,581,299
    Television Francaise 1......................................   615,411    4,989,021
#*  Tessi SA....................................................     6,874    1,258,300
    TFF Group...................................................    15,351      708,451
    Thermador Groupe............................................    36,424    2,069,593
    Total Gabon.................................................     3,035      432,153
*   Touax SA....................................................     9,530       57,800
    Trigano SA..................................................    54,707    5,288,907
*   Ubisoft Entertainment SA....................................    39,040    3,464,662
    Union Financiere de France BQE SA...........................    17,494      444,881
#*  Vallourec SA................................................ 2,261,226    4,062,081
*   Valneva SE..................................................    52,180      201,325
    Vetoquinol SA...............................................    19,343    1,143,089
    Vicat SA....................................................   109,234    5,462,475
    VIEL & Cie SA...............................................   162,802      937,220
    Vilmorin & Cie SA...........................................    33,165    2,155,068
*   Virbac SA...................................................    22,346    3,145,312
    Vranken-Pommery Monopole SA.................................    19,129      514,739
    XPO Logistics Europe SADIR..................................        33       11,261
                                                                           ------------
TOTAL FRANCE....................................................            638,938,699
                                                                           ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                 SHARES    VALUE>>
                                                                 ------- -----------
GERMANY -- (16.0%)
    7C Solarparken AG...........................................  12,773 $    40,349
*   A.S. Creation Tapeten.......................................   4,430      63,170
    Aareal Bank AG.............................................. 449,919  14,548,842
    Adler Modemaerkte AG........................................  47,849     186,197
#   ADLER Real Estate AG........................................ 233,631   3,740,136
#   ADO Properties SA........................................... 209,092  12,551,676
*   ADVA Optical Networking SE.................................. 327,245   2,796,500
#*  AIXTRON SE.................................................. 549,541   5,479,880
    All for One Steeb AG........................................   4,222     264,876
#   Allgeier SE.................................................  45,583   1,563,073
    Amadeus Fire AG.............................................  37,989   3,793,175
    Atoss Software AG...........................................   1,138     113,740
    Aurubis AG.................................................. 290,012  15,882,613
    Basler AG...................................................   9,667   1,650,896
    Bauer AG....................................................  70,305   1,177,078
    BayWa AG....................................................  98,410   2,688,257
    BayWa AG....................................................     124       4,488
    Bechtle AG.................................................. 218,053  17,350,493
    Bertrandt AG................................................  41,112   3,527,044
    bet-at-home.com AG..........................................  18,583   1,268,050
    Bijou Brigitte AG...........................................  22,217   1,012,123
    Bilfinger SE................................................ 231,425   7,398,217
    Borussia Dortmund GmbH & Co. KGaA........................... 524,870   5,400,031
    CANCOM SE................................................... 228,662   8,876,360
    Carl Zeiss Meditec AG....................................... 169,872  15,417,957
    CECONOMY AG................................................. 935,953   4,396,528
    CENIT AG....................................................  53,174     922,521
    CENTROTEC Sustainable AG....................................  37,672     500,560
    Cewe Stiftung & Co. KGAA....................................  41,759   3,677,423
    comdirect bank AG........................................... 217,781   2,503,257
    CompuGroup Medical SE....................................... 171,318   8,529,431
    Corestate Capital Holding SA................................  33,637   1,232,797
    CropEnergies AG............................................. 133,588     768,312
    CTS Eventim AG & Co. KGaA................................... 426,505  18,125,712
    Data Modul AG...............................................  11,455     822,026
*   DEAG Deutsche Entertainment AG..............................  44,855     177,341
    Delticom AG.................................................  28,981     250,968
    Deutsche Beteiligungs AG....................................  91,686   3,581,974
#   Deutsche EuroShop AG........................................ 382,119  11,891,375
    Deutsche Pfandbriefbank AG.................................. 971,179  10,969,365
    Deutz AG.................................................... 956,899   6,813,504
*   Dialog Semiconductor P.L.C.................................. 570,697  16,685,183
    DIC Asset AG................................................ 385,711   4,354,923
    Diebold Nixdorf AG..........................................  31,618   2,107,173
    DMG Mori AG.................................................  15,692     788,515
#   Dr Hoenle AG................................................  35,239   2,043,416
    Draegerwerk AG & Co. KGaA...................................  17,620     850,331
#   Duerr AG.................................................... 385,653  15,795,601
    Eckert & Ziegler AG.........................................  26,880   2,939,876
    EDAG Engineering Group AG...................................  51,862     953,550
    Elmos Semiconductor AG......................................  85,244   2,331,197
#   ElringKlinger AG............................................ 204,148   1,796,747
    Energiekontor AG............................................   2,066      34,112
#*  Evotec AG................................................... 294,534   6,916,128
#   Ferratum Oyj................................................  64,645     706,653
    Fielmann AG................................................. 175,680  11,927,884
#   First Sensor AG.............................................  43,462     972,708
    FORTEC Elektronik AG........................................     372       8,853
    Francotyp-Postalia Holding AG, Class A......................  55,619     227,001

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THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
GERMANY -- (Continued)
    Freenet AG..................................................   967,714 $20,607,477
    FRIWO AG....................................................       513      15,292
    Fuchs Petrolub SE...........................................    74,674   3,278,943
#   GEA Group AG................................................   307,937   8,483,825
    Gerresheimer AG.............................................   244,600  16,564,554
#*  Gerry Weber International AG................................    89,613      66,867
    Gesco AG....................................................    56,186   1,551,555
#   GFT Technologies SE.........................................   121,382   1,066,789
    Grand City Properties SA....................................   629,453  15,661,093
#   GRENKE AG...................................................    81,982   7,538,591
    H&R GmbH & Co. KGaA.........................................    64,746     592,720
    Hamburger Hafen und Logistik AG.............................   176,858   3,940,291
    Hapag-Lloyd AG..............................................    46,902   1,184,146
    Hawesko Holding AG..........................................        52       2,357
#*  Heidelberger Druckmaschinen AG.............................. 1,982,859   4,015,252
    Hella GmbH & Co KGaA........................................   224,144  10,195,794
    Highlight Communications AG.................................    98,406     561,502
*   HolidayCheck Group AG.......................................   191,382     635,281
    Hornbach Baumarkt AG........................................    31,784     691,722
    Hornbach Holding AG & Co. KGaA..............................    21,699   1,128,639
    Hugo Boss AG................................................   465,176  33,353,190
    Indus Holding AG............................................   131,810   6,539,392
    Isra Vision AG..............................................   111,249   3,755,875
    IVU Traffic Technologies AG.................................    44,080     290,582
    Jenoptik AG.................................................   366,959  11,879,181
    K+S AG...................................................... 1,534,743  29,888,682
#   Kloeckner & Co. SE..........................................   575,851   4,303,915
#   Koenig & Bauer AG...........................................    93,399   4,433,435
    Krones AG...................................................   102,662   8,586,331
    KSB SE & Co. KGaA...........................................     3,466   1,167,489
    KWS Saat SE.................................................    16,014   5,057,869
    Lanxess AG..................................................   426,436  23,471,489
    LEG Immobilien AG...........................................   230,296  27,053,191
#   Leifheit AG.................................................    54,922   1,475,016
#   Leoni AG....................................................   245,137   9,081,968
*   LPKF Laser & Electronics AG.................................    73,571     468,520
#*  Manz AG.....................................................    30,876     857,617
    MasterFlex SE...............................................    21,291     174,563
    Mediclin AG.................................................    88,966     565,081
#*  Medigene AG.................................................    88,510     912,575
    METRO AG....................................................   541,839   9,169,484
    MLP SE......................................................   395,316   1,944,448
    Nemetschek SE...............................................   145,020  18,612,320
    Nexus AG....................................................    78,165   2,373,092
*   Nordex SE...................................................   409,049   4,665,798
    Norma Group SE..............................................   231,736  12,256,611
#   OHB SE......................................................    37,836   1,421,840
    OSRAM Licht AG..............................................   487,277  20,734,525
#   Paragon GmbH & Co. KGaA.....................................    14,660     314,912
    Patrizia Immobilien AG......................................   349,126   7,776,707
*   Petro Welt Technologies AG..................................    12,774      74,363
#   Pfeiffer Vacuum Technology AG...............................    54,234   7,600,217
    PNE AG......................................................   493,007   1,342,254
#   Progress-Werk Oberkirch AG..................................     8,558     292,851
    ProSiebenSat.1 Media SE..................................... 1,109,960  19,813,420
    PSI Software AG.............................................    45,608     833,671
#   QSC AG......................................................   667,255   1,041,059
#*  R Stahl AG..................................................    14,952     397,180
    Rational AG.................................................     6,254   3,923,134

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
GERMANY -- (Continued)
    Rheinmetall AG..............................................   334,546 $ 34,749,378
    RHOEN-KLINIKUM AG...........................................   233,180    6,080,179
    RIB Software SE.............................................   269,313    3,911,142
*   Rocket Internet SE..........................................   497,217   12,549,142
#   S&T AG......................................................   298,480    6,822,147
#   SAF-Holland SA..............................................   361,103    4,515,463
    Salzgitter AG...............................................   294,149    8,887,066
#*  Schaltbau Holding AG........................................    32,728      712,070
#   Schloss Wachenheim AG.......................................     8,017      158,503
#   Scout24 AG..................................................   271,406   12,759,778
#   Secunet Security Networks AG................................     5,929      707,361
#*  Senvion SA..................................................    31,747       64,727
#*  SGL Carbon SE...............................................   248,361    2,041,733
#*  Shop Apotheke Europe NV.....................................    21,934      904,847
#   SHW AG......................................................    25,624      589,532
    Siltronic AG................................................   153,046   15,204,985
#   Sixt Leasing SE.............................................    62,457      966,955
    Sixt SE.....................................................    96,696    8,798,144
*   SLM Solutions Group AG......................................       919       11,497
#   SMA Solar Technology AG.....................................    85,104    2,155,298
#*  SMT Scharf AG...............................................    22,763      336,923
#   Softing AG..................................................    26,963      245,440
    Software AG.................................................   395,714   14,376,847
    Stabilus SA.................................................   170,155   10,628,904
#   STRATEC SE..................................................    23,284    1,597,034
#   Stroeer SE & Co. KGaA.......................................   203,496   11,401,401
    Suedzucker AG...............................................   514,361    8,361,236
#*  SUESS MicroTec SE...........................................   137,494    1,615,001
#   Surteco Group SE............................................    45,548    1,298,332
    Syzygy AG...................................................     2,030       21,099
    TAG Immobilien AG........................................... 1,005,173   25,404,510
    Takkt AG....................................................   196,243    3,317,558
#   Technotrans SE..............................................    44,267    1,460,643
*   Tele Columbus AG............................................   296,432      866,039
    TLG Immobilien AG...........................................   701,393   21,534,265
#*  Tom Tailor Holding SE.......................................   214,000      523,162
    Traffic Systems SE..........................................    35,766      686,937
    VERBIO Vereinigte BioEnergie AG.............................   144,414    1,155,197
    Vossloh AG..................................................    68,437    3,217,880
    Wacker Chemie AG............................................    47,794    5,056,288
    Wacker Neuson SE............................................   206,236    4,605,074
    Washtec AG..................................................    71,769    5,087,203
    Wuestenrot & Wuerttembergische AG...........................   111,401    2,100,729
#   XING SE.....................................................    19,544    5,853,507
    Zeal Network SE.............................................    46,356    1,166,858
                                                                           ------------
TOTAL GERMANY...................................................            913,592,717
                                                                           ------------
IRELAND -- (0.7%)
    C&C Group P.L.C............................................. 1,085,694    4,109,221
    C&C Group P.L.C.............................................   399,607    1,507,198
*   Cairn Homes P.L.C...........................................   393,061      584,089
    Datalex P.L.C...............................................   107,125      116,721
    FBD Holdings P.L.C..........................................   125,459    1,235,131
    FBD Holdings P.L.C..........................................     2,063       19,643
    Glanbia P.L.C...............................................   181,510    3,468,565
    Glanbia P.L.C...............................................   700,613   13,386,738
*   IFG Group P.L.C.............................................   313,153      556,154
*   Independent News & Media P.L.C.............................. 1,939,277      143,847
    Irish Continental Group P.L.C...............................   487,130    2,648,084

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
IRELAND -- (Continued)
    Irish Continental Group P.L.C...............................   234,200 $ 1,287,121
    Kingspan Group P.L.C........................................   158,384   6,477,712
*   Permanent TSB Group Holdings P.L.C..........................   147,302     277,115
    Smurfit Kappa Group P.L.C...................................   172,076   4,961,939
                                                                           -----------
TOTAL IRELAND...................................................            40,779,278
                                                                           -----------
ISRAEL -- (2.7%)
    Adgar Investment and Development, Ltd.......................     6,982      10,437
*   ADO Group, Ltd..............................................    94,197   2,047,231
    Afcon Holdings, Ltd.........................................       764      34,820
*   Africa Israel Properties, Ltd...............................    91,088   2,301,486
    Africa Israel Residences, Ltd...............................     2,237      38,520
*   Airport City, Ltd...........................................   457,131   6,026,749
*   Albaad Massuot Yitzhak, Ltd.................................     2,660      26,317
*   Allot, Ltd..................................................   170,989   1,186,440
    Alony Hetz Properties & Investments, Ltd....................   591,583   6,262,536
    Alrov Properties and Lodgings, Ltd..........................    48,833   1,452,275
    Amot Investments, Ltd.......................................   692,577   3,652,533
    Arad, Ltd...................................................    15,796     180,401
*   Arko Holdings, Ltd.......................................... 1,440,389     583,665
    Ashtrom Group, Ltd..........................................    59,873     298,483
#   Ashtrom Properties, Ltd.....................................   193,644     862,840
    AudioCodes, Ltd.............................................   170,359   2,405,863
    Avgol Industries 1953, Ltd..................................   468,925     563,927
*   Azorim-Investment Development & Construction Co., Ltd.......   434,861     433,034
    Bayside Land Corp...........................................     5,981   2,861,677
    Bet Shemesh Engines Holdings 1997, Ltd......................     9,289     230,900
    Big Shopping Centers, Ltd...................................    31,056   1,927,814
#*  BioLine RX, Ltd.............................................    96,617      60,304
#   Blue Square Real Estate, Ltd................................    35,392   1,261,508
*   Bonus Biogroup, Ltd.........................................   613,036      96,358
#*  Brack Capital Properties NV.................................    17,281   1,709,345
*   Brainsway, Ltd..............................................    34,472     195,027
    Camtek, Ltd.................................................    99,767     715,161
#   Carasso Motors, Ltd.........................................    94,524     442,550
    Castro Model, Ltd...........................................       145       2,838
*   Cellcom Israel, Ltd.........................................   375,210   1,982,411
*   Ceragon Networks, Ltd.......................................   266,244   1,179,461
*   Clal Biotechnology Industries, Ltd..........................   182,384     155,284
*   Clal Insurance Enterprises Holdings, Ltd....................   171,492   2,522,363
    Cohen Development & Industrial Buildings, Ltd...............     3,184      78,668
#*  Compugen, Ltd...............................................   188,351     677,565
    Danel Adir Yeoshua, Ltd.....................................    19,795   1,020,943
#   Delek Automotive Systems, Ltd...............................   218,975     988,922
    Delek Group, Ltd............................................     6,139   1,071,250
#   Delta-Galil Industries, Ltd.................................    71,758   2,075,747
    Dexia Israel Bank, Ltd......................................     1,031     195,815
#   Direct Insurance Financial Investments, Ltd.................   111,017   1,315,539
    Dor Alon Energy in Israel 1988, Ltd.........................     9,069     126,815
#*  El Al Israel Airlines.......................................   863,916     276,548
    Electra Consumer Products 1970, Ltd.........................    43,078     483,766
    Electra, Ltd................................................    11,939   2,816,196
*   Elron Electronic Industries, Ltd............................    92,425     267,128
*   Energix-Renewable Energies, Ltd.............................   757,422   1,044,451
#*  Enlight Renewable Energy, Ltd............................... 2,163,770   1,113,918
*   Equital, Ltd................................................     2,248      57,771
*   Evogene, Ltd................................................    79,189     179,353
*   First International Bank Of Israel, Ltd.....................    64,587   1,529,269
    FMS Enterprises Migun, Ltd..................................    19,186     534,944

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
ISRAEL -- (Continued)
*   Foresight Autonomous Holdings, Ltd..........................   172,589 $     65,311
#   Formula Systems 1985, Ltd...................................    59,753    2,410,568
    Fox Wizel, Ltd..............................................    51,223    1,239,994
*   Gilat Satellite Networks, Ltd...............................   220,246    2,117,467
#   Hadera Paper, Ltd...........................................    21,687    1,621,852
#   Hamlet Israel-Canada, Ltd...................................    32,722      675,957
    Harel Insurance Investments & Financial Services, Ltd.......   773,851    5,400,105
    Hilan, Ltd..................................................    86,717    2,162,087
    IDI Insurance Co., Ltd......................................    43,515    2,395,707
*   Industrial Buildings Corp., Ltd.............................   916,355    1,388,033
#   Inrom Construction Industries, Ltd..........................   333,092    1,081,954
    Intec Pharma, Ltd...........................................    24,773      194,220
*   Israel Land Development Co., Ltd. (The).....................    29,765      214,355
    Isras Investment Co., Ltd...................................     4,675      544,084
    Issta Lines, Ltd............................................    11,573      178,391
    Jerusalem Oil Exploration...................................    57,102    3,590,376
#*  Kamada, Ltd.................................................   184,955      976,181
    Kenon Holdings, Ltd.........................................    93,754    1,716,652
*   Kerur Holdings, Ltd.........................................    30,362      767,331
    Klil Industries, Ltd........................................     5,406      370,624
    Maabarot Products, Ltd......................................    23,653      304,519
#   Magic Software Enterprises, Ltd.............................   122,714    1,015,585
    Matrix IT, Ltd..............................................   235,757    2,860,761
    Maytronics, Ltd.............................................   256,863    1,544,040
#   Mediterranean Towers, Ltd...................................   291,699      519,227
    Mega Or Holdings, Ltd.......................................    73,384      871,012
    Meitav Dash Investments, Ltd................................    91,774      269,570
    Melisron, Ltd...............................................    80,406    3,703,512
    Menora Mivtachim Holdings, Ltd..............................   170,769    2,086,664
    Migdal Insurance & Financial Holding, Ltd................... 2,302,421    2,110,261
    Minrav Holdings, Ltd........................................       263       28,508
#   Mivtach Shamir Holdings, Ltd................................    23,078      374,246
    Naphtha Israel Petroleum Corp., Ltd.........................   219,502    1,491,699
#   Nawi Brothers, Ltd..........................................    98,368      554,760
*   Neto ME Holdings, Ltd.......................................     8,982      818,787
#*  Nova Measuring Instruments, Ltd.............................   171,959    4,278,956
    NR Spuntech Industries, Ltd.................................    76,176      242,077
    Oil Refineries, Ltd......................................... 9,699,050    4,724,634
    One Software Technologies, Ltd..............................       552       20,725
    OPC Energy, Ltd.............................................    17,219      101,400
*   Partner Communications Co., Ltd.............................   795,511    3,609,901
#   Paz Oil Co., Ltd............................................    54,047    8,084,163
*   Perion Network, Ltd.........................................     5,485       18,425
    Phoenix Holdings, Ltd. (The)................................   505,448    2,841,804
    Plasson Industries, Ltd.....................................    20,285      980,195
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.........    49,874    2,710,681
#*  Redhill Biopharma, Ltd......................................   379,787      319,209
    Scope Metals Group, Ltd.....................................    42,730    1,086,434
#   Shapir Engineering and Industry, Ltd........................   507,970    1,782,686
#*  Shikun & Binui, Ltd......................................... 1,271,306    2,325,088
    Shufersal, Ltd..............................................   834,464    5,886,795
    Strauss Group, Ltd..........................................    18,358      445,965
    Summit Real Estate Holdings, Ltd............................   188,203    1,765,779
*   Suny Cellular Communication, Ltd............................   473,129      254,380
#   Tadiran Holdings, Ltd.......................................    14,981      338,575
*   Tower Semiconductor, Ltd....................................   315,502    4,711,135
*   Union Bank of Israel........................................   199,952      866,502
    YH Dimri Construction & Development, Ltd....................     1,529       22,668
                                                                           ------------
TOTAL ISRAEL....................................................            154,647,743
                                                                           ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
ITALY -- (9.4%)
#*  A.S. Roma SpA...............................................     856,401 $   519,150
    A2A SpA.....................................................  10,568,083  19,282,795
    ACEA SpA....................................................     367,692   5,620,650
*   Aeffe SpA...................................................     249,354     808,095
    Amplifon SpA................................................     557,985   9,996,540
    Anima Holding SpA...........................................   1,652,289   6,797,689
    Aquafil SpA.................................................      48,839     519,670
*   Arnoldo Mondadori Editore SpA...............................   1,022,388   1,975,863
    Ascopiave SpA...............................................     489,087   1,804,433
#*  Astaldi SpA.................................................     279,225     253,214
    Autogrill SpA...............................................     901,070   8,105,245
    Autostrade Meridionali SpA..................................       3,917     130,965
    Avio SpA....................................................      69,374     928,572
#   Azimut Holding SpA..........................................     835,144  10,593,184
#   B&C Speakers SpA............................................      18,289     237,625
#*  Banca Carige SpA............................................ 148,414,098     254,812
    Banca Farmafactoring SpA....................................     416,797   2,443,199
    Banca Finnat Euramerica SpA.................................     616,149     243,583
    Banca Generali SpA..........................................     406,232   9,583,385
    Banca IFIS SpA..............................................     143,766   2,763,927
    Banca Mediolanum SpA........................................   1,604,670   9,790,045
#*  Banca Monte dei Paschi di Siena SpA.........................     213,039     301,811
    Banca Popolare di Sondrio SCPA..............................   3,145,191   8,391,765
#   Banca Profilo SpA...........................................   1,814,636     329,963
#   Banca Sistema SpA...........................................     331,868     544,325
#*  Banco BPM SpA...............................................   9,985,963  19,384,199
#   Banco di Desio e della Brianza SpA..........................     238,796     494,269
    BasicNet SpA................................................     159,481     888,707
#   BE..........................................................     564,587     568,161
    Biesse SpA..................................................      88,272   2,060,013
#   BPER Banca..................................................   3,576,937  12,121,941
    Brembo SpA..................................................   1,075,132  12,281,135
    Brunello Cucinelli SpA......................................     237,325   8,582,401
#   Buzzi Unicem SpA............................................     553,360  10,571,421
    Cairo Communication SpA.....................................     520,342   2,265,664
#   Carraro SpA.................................................     162,374     387,791
    Cembre SpA..................................................      18,099     431,798
    Cementir Holding SpA........................................     342,676   2,334,428
    Cerved Group SpA............................................   1,357,732  11,950,083
    CIR-Compagnie Industriali Riunite SpA.......................   2,531,163   2,933,189
    Credito Emiliano SpA........................................     559,287   3,187,013
*   Credito Valtellinese SpA....................................  46,943,662   3,513,784
#*  d'Amico International Shipping SA...........................   1,350,290     214,173
    Danieli & C Officine Meccaniche SpA.........................      89,559   1,845,848
    Datalogic SpA...............................................     125,946   3,404,820
    De' Longhi SpA..............................................     414,542  10,343,185
    DeA Capital SpA.............................................     727,037   1,115,405
    DiaSorin SpA................................................     150,988  13,826,487
    doBank SpA..................................................      10,615     144,934
    El.En. SpA..................................................       6,849     125,463
*   Elica SpA...................................................      76,131     128,062
    Emak SpA....................................................     376,292     564,030
    Enav SpA....................................................   1,681,706   8,609,066
#*  ePrice SpA..................................................      99,656     176,888
    ERG SpA.....................................................     413,405   8,099,564
#   Esprinet SpA................................................     226,050     996,702
*   Eurotech SpA................................................     252,395   1,024,670
#*  Exprivia SpA................................................     109,673     140,954
    Falck Renewables SpA........................................     915,118   2,933,041

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
ITALY -- (Continued)
*   Fiera Milano SpA............................................   113,340 $   635,883
#   Fila SpA....................................................   141,855   2,185,176
*   Fincantieri SpA............................................. 3,767,009   4,359,986
    FNM SpA..................................................... 1,129,632     683,409
#*  GEDI Gruppo Editoriale SpA..................................   927,122     392,532
#   Gefran SpA..................................................    37,987     337,182
#   Geox SpA....................................................   604,392     899,858
    Gruppo MutuiOnline SpA......................................   155,358   3,006,562
    Hera SpA.................................................... 5,979,376  20,207,561
#*  IMMSI SpA................................................... 1,274,433     650,126
#   Industria Macchine Automatiche SpA..........................   117,866   7,814,294
    Infrastrutture Wireless Italiane SpA........................   198,185   1,577,715
#*  Intek Group SpA............................................. 1,988,417     747,731
    Interpump Group SpA.........................................   526,161  16,951,450
    Iren SpA.................................................... 4,805,950  11,787,210
    Italgas SpA................................................. 3,633,650  21,999,689
    Italmobiliare SpA...........................................    51,273   1,140,409
    IVS Group SA................................................    56,191     709,993
#*  Juventus Football Club SpA.................................. 3,178,690   5,243,601
    La Doria SpA................................................    77,820     767,583
    Leonardo SpA................................................   786,405   7,620,300
    Maire Tecnimont SpA......................................... 1,122,646   4,505,992
    MARR SpA....................................................   221,010   5,289,203
    Massimo Zanetti Beverage Group SpA..........................    65,668     474,580
#*  Mediaset SpA................................................ 3,820,606  12,555,674
    Nice SpA....................................................   161,881     644,973
#*  Openjobmetis SpA agenzia per il lavoro......................    61,558     564,656
#*  OVS SpA.....................................................   977,759   1,491,870
    Parmalat SpA................................................   759,628   2,477,340
    Piaggio & C SpA............................................. 1,293,743   2,971,543
    Prima Industrie SpA.........................................    32,468     775,602
    RAI Way SpA.................................................   503,728   2,562,243
    Reno de Medici SpA.......................................... 1,282,618   1,078,350
    Reply SpA...................................................   139,614   7,739,574
    Retelit SpA.................................................   812,002   1,428,661
#*  Rizzoli Corriere Della Sera Mediagroup SpA..................   903,466   1,503,480
    Sabaf SpA...................................................    48,034     841,772
    SAES Getters SpA............................................    51,882   1,183,329
*   Safilo Group SpA............................................   233,748     214,987
*   Saipem SpA.................................................. 4,754,191  22,601,480
#   Salini Impregilo SpA........................................ 1,282,257   2,820,320
    Salvatore Ferragamo SpA.....................................   357,472   7,169,339
    Saras SpA................................................... 4,112,452   8,762,414
    Servizi Italia SpA..........................................    62,874     255,579
    Sesa SpA....................................................    51,313   1,543,612
    Societa Cattolica di Assicurazioni SC....................... 1,178,893  10,878,267
    Societa Iniziative Autostradali e Servizi SpA...............   571,280   8,792,598
#*  Sogefi SpA..................................................   323,297     677,677
#   SOL SpA.....................................................   169,140   2,169,472
    Tamburi Investment Partners SpA.............................   750,894   5,247,283
    Technogym SpA...............................................   653,410   7,576,320
*   Tinexta S.p.A...............................................    69,675     581,280
#*  Tiscali SpA................................................. 9,160,788     167,798
#   Tod's SpA...................................................    73,658   3,428,237
#*  TREVI--Finanziaria Industriale SpA..........................   509,518     185,201
#   TXT e-solutions SpA.........................................    32,416     354,216
#   Unieuro SpA.................................................    45,290     575,980
#   Unione di Banche Italiane SpA............................... 7,724,232  19,818,257
    Unipol Gruppo SpA........................................... 3,140,112  14,376,805

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
ITALY -- (Continued)
    UnipolSai Assicurazioni SpA................................. 3,623,755 $  9,045,551
    Zignago Vetro SpA...........................................   179,855    1,883,919
                                                                           ------------
TOTAL ITALY.....................................................            536,803,478
                                                                           ------------
NETHERLANDS -- (6.1%)
    Aalberts Industries NV......................................   686,058   24,029,178
    Accell Group NV.............................................   154,132    3,389,246
*   AFC Ajax NV.................................................    13,955      261,901
#*  Altice Europe NV............................................ 3,343,140    6,819,486
*   Altice Europe NV, Class B...................................   127,269      260,712
#   AMG Advanced Metallurgical Group NV.........................   184,488    6,669,614
#   Amsterdam Commodities NV....................................   115,803    2,566,572
    APERAM SA...................................................   390,560   11,921,864
#   Arcadis NV..................................................   495,339    6,431,628
    ASM International NV........................................   328,973   15,936,350
    ASR Nederland NV............................................     5,831      245,941
*   Basic-Fit NV................................................   140,182    4,288,655
    BE Semiconductor Industries NV..............................   461,583   11,971,146
#   Beter Bed Holding NV........................................    22,883      118,058
    BinckBank NV................................................   388,322    2,772,897
#   Boskalis Westminster........................................   653,419   17,170,323
    Brunel International NV.....................................   152,445    2,126,400
    Corbion NV..................................................   400,740   11,350,260
    Flow Traders................................................   226,049    6,986,392
    ForFarmers NV...............................................   200,385    1,947,871
#*  Fugro NV....................................................   597,586    6,590,283
*   Gemalto NV..................................................   306,999   17,803,814
*   Gemalto NV..................................................   231,595   13,429,132
    GrandVision NV..............................................   278,682    6,213,474
*   Heijmans NV.................................................   163,686    1,709,617
    Hunter Douglas NV...........................................    23,885    1,558,693
    IMCD NV.....................................................   313,609   22,886,620
#   Intertrust NV...............................................   435,442    7,075,440
    KAS Bank NV.................................................    99,500      692,553
    Kendrion NV.................................................   103,326    2,519,173
    Koninklijke BAM Groep NV.................................... 1,862,843    6,659,341
    Koninklijke Vopak NV........................................   392,125   19,927,443
*   Lucas Bols NV...............................................    20,321      363,886
    Nederland Apparatenfabriek..................................    33,193    1,648,683
#*  OCI NV......................................................   480,597   10,163,477
    Ordina NV...................................................   673,792    1,146,730
#   PostNL NV................................................... 3,007,302    7,770,272
    SBM Offshore NV............................................. 1,312,617   21,665,774
#   SIF Holding NV..............................................    35,317      358,996
    Signify NV..................................................   707,908   17,536,944
    Sligro Food Group NV........................................   164,297    6,197,590
*   Takeaway.com NV.............................................   142,599    9,044,923
    TKH Group NV................................................   264,245   12,762,010
*   TomTom NV...................................................   906,620    8,115,906
    Van Lanschot Kempen NV......................................    76,558    1,790,180
#   Wessanen....................................................   484,021    4,957,781
                                                                           ------------
TOTAL NETHERLANDS...............................................            347,853,229
                                                                           ------------
NORWAY -- (2.3%)
    ABG Sundal Collier Holding ASA.............................. 2,265,636    1,174,631
    AF Gruppen ASA..............................................    58,219      956,249
*   Akastor ASA................................................. 1,077,318    1,648,058
*   Aker Solutions ASA.......................................... 1,083,854    5,916,498

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
NORWAY -- (Continued)
    American Shipping Co. ASA...................................    195,707 $  765,769
#*  Archer, Ltd.................................................    716,721    401,841
*   Arendals Fossekompani A.S...................................         90     37,203
    Atea ASA....................................................    492,955  6,811,835
    Austevoll Seafood ASA.......................................    303,444  3,875,117
#*  Avance Gas Holding, Ltd.....................................    360,108    558,803
#*  Axactor SE..................................................    814,769  2,008,950
#   B2Holding ASA...............................................    800,555  1,357,204
    Bakkafrost P/F..............................................      1,828     95,030
    Bonheur ASA.................................................    140,320  1,947,439
    Borregaard ASA..............................................    688,825  6,121,050
#*  BW LPG, Ltd.................................................    667,605  2,051,425
*   BW Offshore, Ltd............................................    837,993  3,991,997
    Data Respons ASA............................................     14,736     43,686
    DNO ASA.....................................................  4,507,812  8,670,311
#*  DOF ASA.....................................................    735,979    297,083
    Entra ASA...................................................     59,049    855,672
    Europris ASA................................................  1,139,756  3,668,805
*   FLEX LNG, Ltd...............................................  1,273,377  1,668,290
*   Frontline, Ltd..............................................    485,669  2,495,593
#*  Funcom NV...................................................    448,602    691,782
    Grieg Seafood ASA...........................................    332,718  4,299,008
#   Hexagon Composites ASA......................................    569,796  2,017,847
#   Hoegh LNG Holdings, Ltd.....................................    258,448  1,192,155
#*  IDEX ASA....................................................    506,708    244,315
    Itera ASA...................................................     10,713     10,033
*   Kongsberg Automotive ASA....................................  2,171,519  1,850,780
    Kongsberg Gruppen ASA.......................................     69,528    969,190
*   Kvaerner ASA................................................  1,605,790  2,271,310
    Magnora ASA.................................................    220,956    167,427
#*  NEL ASA.....................................................  5,447,319  3,613,351
#*  Next Biometrics Group A.S...................................     42,153     53,372
#*  Nordic Nanovector ASA.......................................    313,112  1,584,450
#*  Nordic Semiconductor ASA....................................    884,263  3,080,928
    Norway Royal Salmon ASA.....................................     84,345  2,036,775
#*  Norwegian Air Shuttle ASA...................................    163,645  2,502,190
*   Norwegian Finans Holding ASA................................    524,479  4,315,692
    Norwegian Property ASA......................................    805,865  1,030,711
#   Ocean Yield ASA.............................................    324,948  2,337,076
#*  Odfjell Drilling, Ltd.......................................    598,374  1,761,449
    Odfjell SE, Class A.........................................    137,586    468,083
    Olav Thon Eiendomsselskap ASA...............................    106,960  1,820,441
*   Otello Corp. ASA............................................    266,155    446,766
#*  Panoro Energy ASA...........................................    321,667    572,780
#*  Petroleum Geo-Services ASA..................................  2,204,670  4,974,211
#*  PhotoCure ASA...............................................    106,211    558,242
*   Prosafe SE..................................................    319,687    615,211
#*  Protector Forsikring ASA....................................    394,409  2,248,979
*   Q-Free ASA..................................................    179,836    156,016
#*  REC Silicon ASA............................................. 10,793,710    737,892
    Sbanken ASA.................................................    398,418  3,617,823
    Scatec Solar ASA............................................    570,555  5,704,012
    Selvaag Bolig ASA...........................................    267,572  1,377,516
    Solon Eiendom ASA...........................................     52,538    224,392
#*  Solstad Offshore ASA........................................    675,336    121,085
    SpareBank 1 SR-Bank ASA.....................................     48,387    523,850
    Spectrum ASA................................................    216,896  1,027,278
    Stolt-Nielsen, Ltd..........................................    185,151  2,234,158
#*  Thin Film Electronics ASA...................................  2,062,851    163,398

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
NORWAY -- (Continued)
    Tomra Systems ASA...........................................     75,820 $  1,969,927
    Treasure ASA................................................    306,583      477,756
#   Veidekke ASA................................................    647,058    7,065,679
*   Wallenius Wilhelmsen ASA....................................    101,766      361,465
    Wilh Wilhelmsen Holding ASA, Class A........................     68,304    1,195,191
#   XXL ASA.....................................................     94,000      315,384
                                                                            ------------
TOTAL NORWAY....................................................             132,425,915
                                                                            ------------
PORTUGAL -- (1.2%)
    Altri SGPS SA...............................................    555,876    4,599,597
*   Banco Comercial Portugues SA, Class R....................... 64,683,272   17,834,565
#   CTT-Correios de Portugal SA.................................  1,081,312    3,893,310
    Ibersol SGPS SA.............................................     36,721      354,564
*   Mota-Engil SGPS SA..........................................    725,186    1,603,507
    Navigator Co. SA (The)......................................  1,917,861    9,383,780
    NOS SGPS SA.................................................  1,840,260   11,937,448
    Novabase SGPS SA............................................     72,649      180,559
    REN--Redes Energeticas Nacionais SGPS SA....................  3,001,354    9,015,065
    Semapa-Sociedade de Investimento e Gestao...................    172,045    3,005,974
    Sonae Capital SGPS SA.......................................    789,547      803,783
    Sonae SGPS SA...............................................  6,395,397    6,672,780
*   Teixeira Duarte SA..........................................    797,539      127,864
                                                                            ------------
TOTAL PORTUGAL..................................................              69,412,796
                                                                            ------------
SPAIN -- (5.7%)
    Acciona SA..................................................    206,462   19,658,034
    Acerinox SA.................................................  1,209,680   13,182,123
#*  Adveo Group International SA................................     84,445       46,878
    Alantra Partners SA.........................................     53,330      804,566
    Almirall SA.................................................    472,247    8,012,208
#*  Amper SA....................................................  6,171,198    2,014,341
    Applus Services SA..........................................    879,100   10,078,596
#   Atresmedia Corp. de Medios de Comunicacion SA...............    609,294    2,957,200
    Azkoyen SA..................................................     67,253      519,214
*   Baron de Ley................................................     13,441    1,684,084
    Bolsas y Mercados Espanoles SHMSF SA........................    501,422   15,152,180
#   Cellnex Telecom SA..........................................    970,430   27,346,346
    Cia de Distribucion Integral Logista Holdings SA............    353,552    9,129,713
    CIE Automotive SA...........................................    475,752   13,361,577
    Construcciones y Auxiliar de Ferrocarriles SA...............    124,475    5,608,029
#*  Deoleo SA...................................................  2,541,069      238,992
#   Distribuidora Internacional de Alimentacion SA..............  3,849,981    1,886,018
#*  Duro Felguera SA............................................ 16,320,605      288,241
#   Ebro Foods SA...............................................    524,946   10,807,549
#*  eDreams ODIGEO SA...........................................    408,701    1,263,819
    Elecnor SA..................................................    200,108    2,815,405
    Enagas SA...................................................    456,723   13,312,537
    Ence Energia y Celulosa SA..................................  1,118,132    8,682,501
    Ercros SA...................................................    793,840    3,299,054
    Euskaltel SA................................................    522,492    4,788,032
    Faes Farma SA...............................................  1,947,405    7,313,950
*   Fluidra SA..................................................    357,448    4,053,723
*   Fomento de Construcciones y Contratas SA....................    297,298    4,399,667
*   Global Dominion Access SA...................................    683,487    3,565,811
    Grupo Catalana Occidente SA.................................    247,676    9,814,751
*   Grupo Empresarial San Jose SA...............................    146,122      961,645
#*  Grupo Ezentis SA............................................  1,683,706    1,143,661
    Iberpapel Gestion SA........................................     46,287    1,686,163

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
SPAIN -- (Continued)
#*  Indra Sistemas SA...........................................    810,072 $  8,334,803
    Laboratorios Farmaceuticos Rovi SA..........................     70,000    1,482,196
*   Liberbank SA................................................ 13,157,390    6,498,170
#*  Masmovil Ibercom SA.........................................    164,095    3,578,111
    Mediaset Espana Comunicacion SA.............................  1,072,499    7,556,407
    Melia Hotels International SA...............................    793,796    7,963,905
#   Miquel y Costas & Miquel SA.................................    144,403    2,820,212
*   Natra SA....................................................    244,091      249,439
#   Obrascon Huarte Lain SA.....................................    926,681      846,926
    Parques Reunidos Servicios Centrales SAU....................     45,336      544,950
#*  Pharma Mar SA...............................................  1,282,685    1,901,725
    Prim SA.....................................................     39,523      504,319
#*  Promotora de Informaciones SA, Class A......................  1,872,888    3,620,661
    Prosegur Cia de Seguridad SA................................  1,671,178    9,046,640
*   Quabit Inmobiliaria SA......................................    822,737    1,322,308
#*  Realia Business SA..........................................  1,715,608    1,983,529
    Renta 4 Banco SA............................................        442        3,968
    Sacyr S.A...................................................  3,024,288    7,300,660
    Sacyr S.A...................................................     86,408      208,091
#*  Solaria Energia y Medio Ambiente SA.........................    387,222    2,393,439
*   Talgo SA....................................................    576,269    3,593,652
#   Tecnicas Reunidas SA........................................    202,691    5,184,544
    Telepizza Group SA..........................................    141,409      986,952
#   Tubacex SA..................................................    799,622    2,601,901
#*  Tubos Reunidos SA...........................................    785,848      232,738
    Unicaja Banco SA............................................    986,528    1,157,170
    Vidrala SA..................................................    107,345    9,849,783
#   Viscofan SA.................................................    281,337   15,683,453
*   Vocento SA..................................................    352,577      451,845
    Zardoya Otis SA.............................................  1,104,356    8,749,675
                                                                            ------------
TOTAL SPAIN.....................................................             326,528,780
                                                                            ------------
SWEDEN -- (7.5%)
*   AcadeMedia AB...............................................    285,061    1,482,852
    Acando AB...................................................    924,961    3,021,165
#   AddLife AB, Class B.........................................     85,729    2,080,215
    AddNode Group AB............................................     66,817      819,680
    AddTech AB, Class B.........................................    341,789    6,745,436
    AF AB, Class B..............................................    518,890    9,146,484
    Ahlsell AB..................................................  1,087,425    6,560,642
#   Alimak Group AB.............................................    242,153    3,239,724
#*  Anoto Group AB..............................................    337,822      105,939
*   Arise AB....................................................     36,861       70,082
    Arjo AB, Class B............................................    503,780    1,792,421
    Atrium Ljungberg AB, Class B................................    205,645    3,762,885
    Attendo AB..................................................    649,116    4,986,312
#   Avanza Bank Holding AB......................................    158,265    7,199,458
*   BE Group AB.................................................     27,710      131,982
    Beijer Alma AB..............................................    276,077    4,201,875
*   Beijer Electronics Group AB.................................     80,992      411,217
    Beijer Ref AB...............................................    438,641    6,659,959
    Bergman & Beving AB.........................................    184,842    1,777,125
    Besqab AB...................................................     21,962      236,620
    Betsson AB..................................................    914,615    8,423,498
    Bilia AB, Class A...........................................    631,997    5,560,008
#   BillerudKorsnas AB..........................................    846,650   10,691,794
    BioGaia AB, Class B.........................................    115,032    4,677,148
    Biotage AB..................................................    449,902    5,775,247
    Bjorn Borg AB...............................................     99,769      239,458

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
SWEDEN -- (Continued)
#   Bonava AB...................................................    12,198 $   151,515
    Bonava AB, Class B..........................................   439,863   5,510,640
    Bravida Holding AB..........................................   699,735   5,128,452
    Bufab AB....................................................   201,951   2,111,687
#   Bulten AB...................................................   115,934   1,125,721
    Bure Equity AB..............................................   442,119   5,446,216
#   Byggmax Group AB............................................   363,928   1,366,272
    Catena AB...................................................   138,200   3,722,873
#*  Cavotec SA..................................................    79,682     122,081
#   Clas Ohlson AB, Class B.....................................   148,783   1,295,661
    Cloetta AB, Class B......................................... 1,588,521   4,213,803
#*  CLX Communications AB.......................................    37,772     437,533
*   Collector AB................................................   140,712     757,540
    Concentric AB...............................................   370,992   5,371,929
    Coor Service Management Holding AB..........................   215,512   1,668,144
    Corem Property Group AB.....................................   163,626     201,855
    Dedicare AB, Class B........................................    20,550     170,190
    Dios Fastigheter AB.........................................   803,958   5,768,770
    Dometic Group AB............................................   801,797   5,720,755
*   Doro AB.....................................................   155,569     651,540
#   Duni AB.....................................................   216,832   2,553,673
#   Dustin Group AB.............................................   433,676   3,903,880
    Eastnine AB.................................................   124,292   1,394,303
    Elanders AB, Class B........................................    54,920     565,094
#*  Eltel AB....................................................   192,132     305,072
#*  Enea AB.....................................................    83,607   1,125,953
#   eWork Group AB..............................................    32,666     290,586
#   Fagerhult AB................................................   211,351   1,721,082
    Fenix Outdoor International AG..............................    18,198   1,804,972
#*  Fingerprint Cards AB, Class B...............................   634,700   1,238,257
    Getinge AB, Class B.........................................   160,431   1,811,470
    Granges AB..................................................   536,918   5,163,946
    Gunnebo AB..................................................   175,854     445,671
    Haldex AB...................................................   232,013   1,629,474
    Heba Fastighets AB, Class B.................................    58,856     878,714
*   Hembla AB...................................................   120,788   2,198,808
    Hemfosa Fastigheter AB...................................... 1,283,246  11,389,672
    HIQ International AB........................................   136,737     855,604
#   HMS Networks AB.............................................   110,303   1,456,323
#   Hoist Finance AB............................................   445,011   2,158,897
    Holmen AB, Class B..........................................   199,608   4,277,654
    Humana AB...................................................     2,657      19,713
    Indutrade AB................................................   250,154   6,291,750
    Inwido AB...................................................   342,722   2,200,416
#   JM AB.......................................................   503,416  10,177,360
    KappAhl AB..................................................   488,702     939,647
    Kindred Group P.L.C.........................................   995,276  10,246,305
#   Klovern AB, Class B......................................... 3,926,731   4,782,562
    KNOW IT AB..................................................   184,264   3,338,212
    Kungsleden AB............................................... 1,347,778  10,231,258
    Lagercrantz Group AB, Class B...............................   444,289   4,854,815
    Lindab International AB.....................................   557,235   4,490,733
    Loomis AB, Class B..........................................   475,749  17,069,416
#*  Medivir AB, Class B.........................................   169,635     401,614
    Mekonomen AB................................................   282,646   2,253,696
    Momentum Group AB, Class B..................................   179,229   1,706,865
#   MQ Holding AB...............................................    25,122      27,980
#   Mycronic AB.................................................   466,944   5,977,818
    Nederman Holding AB.........................................    29,566     313,940

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
SWEDEN -- (Continued)
#*  Net Insight AB, Class B..................................... 1,129,868 $    281,084
    NetEnt AB................................................... 1,164,572    5,640,067
    New Wave Group AB, Class B..................................   423,290    2,503,206
    Nobia AB....................................................   772,202    4,477,777
    Nobina AB...................................................   691,706    4,744,018
    Nolato AB, Class B..........................................   174,895    8,053,350
    Nordic Waterproofing Holding A.S............................    47,589      385,181
    NP3 Fastigheter AB..........................................   141,534      995,330
*   Nyfosa AB................................................... 1,190,625    6,434,495
    OEM International AB, Class B...............................    46,319      957,082
    Opus Group AB............................................... 1,440,504      914,353
*   Orexo AB....................................................     7,005       56,993
    Oriflame Holding AG.........................................   237,287    5,278,561
    Pandox AB...................................................    64,375    1,120,792
    Peab AB..................................................... 1,218,861   10,160,504
    Platzer Fastigheter Holding AB, Class B.....................   207,638    1,576,056
#   Pricer AB, Class B..........................................   884,404    1,027,616
    Proact IT Group AB..........................................    52,625    1,095,642
#*  Qliro Group AB..............................................   794,013      937,783
*   Radisson Hospitality AB.....................................   244,456    1,144,769
    Ratos AB, Class B........................................... 1,140,058    3,274,882
#*  RaySearch Laboratories AB...................................   155,570    1,747,364
*   Recipharm AB, Class B.......................................   313,965    4,048,477
    Resurs Holding AB...........................................   444,760    2,931,533
#   Rottneros AB................................................   641,827      645,502
    Sagax AB, Class B...........................................   156,242    2,540,456
*   SAS AB...................................................... 1,611,458    4,356,707
    Scandi Standard AB..........................................   361,639    2,495,342
    Scandic Hotels Group AB.....................................   459,245    4,383,027
    Sectra AB, Class B..........................................   102,141    2,486,633
    Semcon AB...................................................   107,246      595,399
#*  Sensys Gatso Group AB....................................... 2,363,041      532,968
    SkiStar AB..................................................   325,238    3,953,043
    Sweco AB, Class B...........................................   304,961    6,258,272
#   Systemair AB................................................    84,050      880,653
    Thule Group AB..............................................   674,120   13,763,323
#   Troax Group AB..............................................    55,086    1,692,170
    VBG Group AB, Class B.......................................    26,108      374,305
    Vitrolife AB................................................   385,093    6,802,364
    Wallenstam AB, Class B......................................   804,720    8,103,841
#   Wihlborgs Fastigheter AB.................................... 1,003,109   13,086,870
                                                                           ------------
TOTAL SWEDEN....................................................            425,973,398
                                                                           ------------
SWITZERLAND -- (11.2%)
    Allreal Holding AG..........................................    99,807   16,190,054
*   Alpiq Holding AG............................................    13,389    1,037,598
    ALSO Holding AG.............................................    37,445    4,844,340
#   ams AG......................................................   285,353    7,649,161
    APG SGA SA..................................................     8,331    2,804,141
#*  Arbonia AG..................................................   322,772    3,904,263
*   Aryzta AG................................................... 5,645,125    6,353,500
    Ascom Holding AG............................................   232,217    2,981,988
#   Autoneum Holding AG.........................................    20,419    3,345,760
    Bachem Holding AG, Class B..................................     7,722      887,921
#   Banque Cantonale de Geneve..................................     9,027    1,774,958
    Banque Cantonale du Jura SA.................................     4,071      213,157
    Banque Cantonale Vaudoise...................................     9,434    7,481,708
    Belimo Holding AG...........................................     2,850   12,372,777
    Bell Food Group AG..........................................    12,511    3,920,067

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
SWITZERLAND -- (Continued)
    Bellevue Group AG...........................................    55,759 $ 1,234,918
    Berner Kantonalbank AG......................................    27,158   5,753,154
    BFW Liegenschaften AG.......................................     2,894     123,858
    BKW AG......................................................   138,534   9,748,788
    Bobst Group SA..............................................    55,474   4,483,461
    Bossard Holding AG, Class A.................................    42,302   6,672,023
    Bucher Industries AG........................................    49,716  15,183,133
    Burckhardt Compression Holding AG...........................    15,446   3,970,340
#   Burkhalter Holding AG.......................................    25,643   2,173,633
    Calida Holding AG...........................................    28,754     861,842
    Carlo Gavazzi Holding AG....................................     2,307     636,156
    Cembra Money Bank AG........................................   201,328  17,385,601
    Cham Group AG...............................................     2,358     986,910
#   Cicor Technologies, Ltd.....................................    14,473     632,984
    Cie Financiere Tradition SA.................................    10,069   1,083,790
    Coltene Holding AG..........................................    25,483   2,433,458
    Conzzeta AG.................................................     9,062   7,891,607
    Daetwyler Holding AG........................................    46,662   7,048,695
    DKSH Holding AG.............................................   200,490  15,026,989
    dormakaba Holding AG........................................    23,870  15,724,509
*   Dottikon Es Holding AG......................................       143      63,442
    Dufry AG....................................................    92,964   9,297,867
    EFG International AG........................................   593,005   3,516,670
    Emmi AG.....................................................    15,833  13,368,256
    Energiedienst Holding AG....................................    76,963   2,282,929
*   Evolva Holding SA........................................... 3,349,123     689,954
    Feintool International Holding AG...........................    14,850   1,163,899
    Flughafen Zurich AG.........................................    68,686  12,132,590
    Forbo Holding AG............................................     8,262  11,519,666
#   GAM Holding AG.............................................. 1,257,924   5,490,862
    Georg Fischer AG............................................    28,198  24,994,512
#   Gurit Holding AG............................................     2,844   2,641,753
    Helvetia Holding AG.........................................    49,639  29,388,138
    Hiag Immobilien Holding AG..................................    16,327   1,905,285
#   HOCHDORF Holding AG.........................................     7,010     867,404
    Huber & Suhner AG...........................................    83,467   6,448,283
    Hypothekarbank Lenzburg AG..................................         6      26,562
    Implenia AG.................................................   105,240   3,712,028
    Inficon Holding AG..........................................    13,768   7,323,986
    Interroll Holding AG........................................     4,509   8,157,980
    Intershop Holding AG........................................     9,536   4,768,611
    Investis Holding SA.........................................     1,343      83,454
    Jungfraubahn Holding AG.....................................    11,104   1,519,796
    Kardex AG...................................................    46,653   6,152,977
    Komax Holding AG............................................    28,886   7,657,843
#   Kudelski SA.................................................   235,411   1,570,225
*   Lastminute.com NV...........................................    22,489     407,463
    LEM Holding SA..............................................     3,808   4,560,105
    Liechtensteinische Landesbank AG............................    57,858   3,790,857
    Logitech International SA...................................    28,502   1,039,830
    Luzerner Kantonalbank AG....................................    18,980   9,087,872
#*  MCH Group AG................................................     8,468     164,866
#   Meier Tobler Group AG.......................................    22,913     345,410
    Metall Zug AG...............................................       995   2,911,284
#*  Meyer Burger Technology AG.................................. 1,377,244   1,309,542
    Mikron Holding AG...........................................     8,692      65,916
    Mobilezone Holding AG.......................................   252,940   2,724,216
    Mobimo Holding AG...........................................    47,796  11,716,644
#*  Newron Pharmaceuticals SpA..................................    27,706     189,644

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES      VALUE>>
                                                                 --------- --------------
SWITZERLAND -- (Continued)
    OC Oerlikon Corp. AG........................................ 1,551,117 $   20,044,170
#*  Orascom Development Holding AG..............................    94,819      1,550,962
#   Orell Fuessli Holding AG....................................     5,028        414,059
    Orior AG....................................................    35,374      3,032,652
    Panalpina Welttransport Holding AG..........................    72,893     12,825,753
    Phoenix Mecano AG...........................................     4,235      2,074,148
    Plazza AG, Class A..........................................     6,745      1,518,791
    PSP Swiss Property AG.......................................   319,015     32,820,043
#   Rieter Holding AG...........................................    18,515      2,564,060
    Romande Energie Holding SA..................................     2,625      3,012,981
#   Schaffner Holding AG........................................     3,238        834,403
*   Schmolz + Bickenbach AG..................................... 3,333,899      1,946,307
    Schweiter Technologies AG...................................     6,408      6,067,186
    SFS Group AG................................................   119,799      9,641,164
    Siegfried Holding AG........................................    30,042     10,596,450
    St Galler Kantonalbank AG...................................    14,409      7,205,633
    Sulzer AG...................................................   123,296     11,325,483
    Sunrise Communications Group AG.............................   261,405     22,038,473
    Swissquote Group Holding SA.................................    68,671      3,234,087
    Tamedia AG..................................................    15,552      1,790,529
    Tecan Group AG..............................................    14,214      2,870,295
    Thurgauer Kantonalbank......................................     3,152        328,245
#   Tornos Holding AG...........................................    26,632        240,264
#   u-blox Holding AG...........................................    48,136      4,108,860
    Valiant Holding AG..........................................   106,613     11,514,764
    Valora Holding AG...........................................    24,885      6,613,420
#   VAT Group AG................................................   174,607     18,078,705
    Vaudoise Assurances Holding SA..............................     6,291      3,199,481
    Vetropack Holding AG........................................     1,273      2,903,107
#*  Von Roll Holding AG.........................................   339,643        447,046
    Vontobel Holding AG.........................................   178,258     10,048,473
    VP Bank AG..................................................    21,211      2,961,526
    VZ Holding AG...............................................    16,487      4,371,611
    Walliser Kantonalbank.......................................    18,866      2,182,150
    Warteck Invest AG...........................................         2          3,882
#   Ypsomed Holding AG..........................................    21,974      2,546,726
    Zehnder Group AG............................................    71,576      2,393,155
    Zug Estates Holding AG, Class B.............................     1,110      1,914,577
    Zuger Kantonalbank AG.......................................       681      4,152,664
                                                                           --------------
TOTAL SWITZERLAND...............................................              635,292,148
                                                                           --------------
UNITED KINGDOM -- (0.1%)
    Rhi Magnesita NV............................................    59,005      3,273,589
                                                                           --------------
TOTAL COMMON STOCKS.............................................            5,286,106,245
                                                                           --------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Biotest AG..................................................    91,501      2,411,678
    Draegerwerk AG & Co. KGaA...................................    57,452      3,190,553
    Fuchs Petrolub SE...........................................     5,953        279,256
    Jungheinrich AG.............................................   347,495     10,547,223
    Sixt SE.....................................................   110,370      7,062,993
    STO SE & Co. KGaA...........................................    12,600      1,247,754
    Villeroy & Boch AG..........................................    50,436        772,326
                                                                           --------------
TOTAL GERMANY...................................................               25,511,783
                                                                           --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                SHARES      VALUE>>
                                              ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#* Intercell AG Rights 05/16/13..............    254,689 $            0
                                                         --------------
SWEDEN -- (0.0%)
* AddLife AB Rights 02/15/19.................     85,038        103,381
#* Anoto Group AB Warrants 04/30/21..........     24,130              0
                                                         --------------
TOTAL SWEDEN.................................                   103,381
                                                         --------------
TOTAL RIGHTS/WARRANTS........................                   103,381
                                                         --------------
TOTAL INVESTMENT SECURITIES..................             5,311,721,409
                                                         --------------

                                                            VALUE+
                                                         --------------
SECURITIES LENDING COLLATERAL -- (6.8%)......
@(S) DFA Short Term Investment Fund.......... 33,456,971    387,130,610
                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,242,354,942)^^....................            $5,698,852,019
                                                         ==============

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              -------------------------------------------------
                                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                              ----------- -------------- ------- --------------
Common Stocks
  Austria....................................          -- $  172,056,382   --    $  172,056,382
  Belgium.................................... $ 9,571,651    209,548,110   --       219,119,761
  Denmark....................................          --    311,322,563   --       311,322,563
  Finland....................................          --    358,085,769   --       358,085,769
  France.....................................     147,545    638,791,154   --       638,938,699
  Germany....................................          --    913,592,717   --       913,592,717
  Ireland....................................          --     40,779,278   --        40,779,278
  Israel.....................................   1,179,461    153,468,282   --       154,647,743
  Italy......................................          --    536,803,478   --       536,803,478
  Netherlands................................  13,429,132    334,424,097   --       347,853,229
  Norway.....................................          --    132,425,915   --       132,425,915
  Portugal...................................          --     69,412,796   --        69,412,796
  Spain......................................          --    326,528,780   --       326,528,780
  Sweden.....................................   6,434,495    419,538,903   --       425,973,398
  Switzerland................................          --    635,292,148   --       635,292,148
  United Kingdom.............................          --      3,273,589   --         3,273,589
Preferred Stocks
  Germany....................................          --     25,511,783   --        25,511,783
Rights/Warrants
  Sweden.....................................          --        103,381   --           103,381
Securities Lending Collateral................          --    387,130,610   --       387,130,610
                                              ----------- --------------   --    --------------
TOTAL........................................ $30,762,284 $5,668,089,735   --    $5,698,852,019
                                              =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
COMMON STOCKS -- (84.6%)
COMMUNICATION SERVICES -- (1.9%)
*   Aimia, Inc.................................................. 1,009,517 $ 2,796,638
#   Cineplex, Inc...............................................   387,786   8,393,496
#   Cogeco Communications, Inc..................................    95,472   5,442,983
    Cogeco, Inc.................................................    36,868   1,891,170
    Corus Entertainment, Inc., Class B..........................   835,828   3,543,180
#   DHX Media, Ltd..............................................   782,135   1,488,137
*   Glacier Media, Inc..........................................   171,625      77,064
#   Mediagrif Interactive Technologies, Inc.....................    30,070     237,892
*   TeraGo, Inc.................................................     2,400      19,654
#   Torstar Corp., Class B......................................   149,599      87,668
*   Yellow Pages, Ltd...........................................   128,320     557,637
                                                                           -----------
TOTAL COMMUNICATION SERVICES....................................            24,535,519
                                                                           -----------
CONSUMER DISCRETIONARY -- (5.5%)
*   Aritzia, Inc................................................   418,353   5,422,240
#   AutoCanada, Inc.............................................   178,738   1,524,908
    BMTC Group, Inc.............................................    20,581     233,386
    Dorel Industries, Inc., Class B.............................   198,897   2,471,927
    Gamehost, Inc...............................................    71,173     535,714
*   Great Canadian Gaming Corp..................................   426,161  17,416,831
#   Hudson's Bay Co.............................................   662,726   4,105,628
*   Indigo Books & Music, Inc...................................    12,232      94,117
*   Intertain Group, Ltd. (The).................................    70,628     645,029
    Leon's Furniture, Ltd.......................................   160,175   1,755,409
#   Linamar Corp................................................   322,683  12,509,968
    Martinrea International, Inc................................   649,722   6,225,503
#   MTY Food Group, Inc.........................................   114,505   6,146,356
#   Park Lawn Corp..............................................    27,200     504,896
    Pizza Pizza Royalty Corp....................................   159,612   1,213,535
*   Points International, Ltd...................................    45,359     489,164
    Pollard Banknote, Ltd.......................................    25,100     446,048
#*  Real Matters, Inc...........................................    56,000     172,183
    Recipe Unlimited Corp.......................................   102,177   2,122,936
    Reitmans Canada, Ltd., Class A..............................   259,012     715,563
    Sleep Country Canada Holdings, Inc..........................   242,248   3,820,068
#   Uni-Select, Inc.............................................   305,382   4,490,262
    Zenith Capital Corp.........................................   111,820       6,893
                                                                           -----------
TOTAL CONSUMER DISCRETIONARY....................................            73,068,564
                                                                           -----------
CONSUMER STAPLES -- (4.4%)
#   AGT Food & Ingredients, Inc.................................   151,923   1,893,907
#   Alcanna, Inc................................................   215,711     769,957
    Andrew Peller, Ltd., Class A................................   170,200   1,900,250
#   Clearwater Seafoods, Inc....................................   104,195     405,218
    Corby Spirit and Wine, Ltd..................................    82,467   1,200,650
    Cott Corp...................................................    96,682   1,467,633
    Cott Corp...................................................   847,770  12,833,171
#   High Liner Foods, Inc.......................................   120,134     683,894
#   Jamieson Wellness, Inc......................................   157,015   2,507,078
    KP Tissue, Inc..............................................    33,800     223,541
    Lassonde Industries, Inc., Class A..........................    16,400   2,564,938
    Maple Leaf Foods, Inc.......................................   378,472   8,428,091
    North West Co., Inc. (The)..................................   349,536   8,291,820

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
CONSUMER STAPLES -- (Continued)
#   Premium Brands Holdings Corp................................   183,819 $10,829,505
#   Rogers Sugar, Inc...........................................   665,736   2,933,606
#*  SunOpta, Inc................................................   343,650   1,430,622
                                                                           -----------
TOTAL CONSUMER STAPLES..........................................            58,363,881
                                                                           -----------
ENERGY -- (16.2%)
#*  Advantage Oil & Gas, Ltd.................................... 1,225,742   1,912,380
#*  Africa Oil Corp............................................. 1,333,299   1,227,818
    AKITA Drilling, Ltd., Class A...............................    71,362     183,572
#   ARC Resources, Ltd..........................................   457,700   3,309,220
#*  Athabasca Oil Corp.......................................... 3,069,410   2,289,297
#*  Baytex Energy Corp.......................................... 3,038,034   5,109,825
#*  Bellatrix Exploration, Ltd..................................   299,839     150,610
#   Birchcliff Energy, Ltd...................................... 1,785,429   4,266,713
#   Bonavista Energy Corp....................................... 1,714,100   1,591,538
#   Bonterra Energy Corp........................................   179,118     800,200
#*  Calfrac Well Services, Ltd..................................   804,515   1,720,528
#*  Canacol Energy, Ltd.........................................   921,341   3,029,184
#   Cardinal Energy, Ltd........................................   763,603   1,266,908
#   CES Energy Solutions Corp................................... 1,467,797   3,708,730
    Computer Modelling Group, Ltd...............................   465,183   2,410,972
    Crescent Point Energy Corp.................................. 1,568,782   4,680,258
#*  Crew Energy, Inc............................................ 1,141,376     781,794
*   Delphi Energy Corp.......................................... 1,106,839     328,526
#*  Denison Mines Corp.......................................... 3,394,735   1,705,183
    Enerflex, Ltd...............................................   639,658   8,451,207
#*  Energy Fuels, Inc...........................................   347,960     998,370
#   Enerplus Corp............................................... 1,620,918  14,026,285
#   Ensign Energy Services, Inc.................................   961,904   3,689,635
*   Epsilon Energy, Ltd.........................................   156,036     662,646
#*  Essential Energy Services Trust............................. 1,034,741     224,439
#*  Fission Uranium Corp........................................ 1,962,000     836,196
#   Freehold Royalties, Ltd.....................................   729,921   4,949,653
#   Frontera Energy Corp........................................   198,580   1,783,359
*   GASFRAC Energy Services, Inc................................    91,560           9
*   Gear Energy, Ltd............................................   901,000     418,288
    Gibson Energy, Inc..........................................   698,601  10,585,750
#*  Gran Tierra Energy, Inc..................................... 2,814,954   6,619,891
#   High Arctic Energy Services, Inc............................   128,200     369,784
*   International Petroleum Corp................................   317,116   1,153,633
#*  Kelt Exploration, Ltd.......................................   974,740   3,345,696
*   MEG Energy Corp............................................. 1,549,736   6,404,404
#   Mullen Group, Ltd...........................................   716,270   6,563,333
    North American Construction Group, Ltd......................   178,734   1,869,025
#*  NuVista Energy, Ltd......................................... 1,091,726   3,281,950
#*  Obsidian Energy, Ltd........................................ 3,770,541   1,520,900
#*  Painted Pony Energy, Ltd....................................   782,649     804,122
#*  Paramount Resources, Ltd., Class A..........................   409,113   2,413,050
*   Parex Resources, Inc........................................ 1,036,298  15,537,175
#   Parkland Fuel Corp..........................................   503,325  14,399,320
    Pason Systems, Inc..........................................   498,301   7,838,869
#*  Pengrowth Energy Corp....................................... 3,196,369   1,873,134
#   Peyto Exploration & Development Corp........................ 1,155,732   5,946,001
*   PHX Energy Services Corp....................................   285,274     557,977
#*  Pine Cliff Energy, Ltd......................................   496,700      98,285
#*  Precision Drilling Corp..................................... 2,116,935   4,656,145
#*  Pulse Seismic, Inc..........................................   308,039     590,782
#*  Questerre Energy Corp., Class A.............................   797,460     179,041
#   Secure Energy Services, Inc................................. 1,127,215   6,966,008

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
ENERGY -- (Continued)
*   Seven Generations Energy, Ltd., Class A.....................    40,100 $    311,290
#   ShawCor, Ltd................................................   486,775    7,509,364
#*  STEP Energy Services, Ltd...................................    24,196       38,303
*   Strad Energy Services, Ltd..................................    17,174       17,122
#   Surge Energy, Inc........................................... 2,066,864    2,123,571
*   Tamarack Valley Energy, Ltd................................. 1,457,940    2,396,705
*   Tervita Corp................................................    70,398      377,183
#   Tidewater Midstream and Infrastructure, Ltd................. 1,007,700      966,324
    TORC Oil & Gas, Ltd......................................... 1,100,490    3,953,204
    Total Energy Services, Inc..................................   287,079    2,119,311
    TransGlobe Energy Corp......................................   498,445      910,436
#*  Trican Well Service, Ltd.................................... 1,868,981    1,891,811
#*  Western Energy Services Corp................................   469,383      137,534
#   Whitecap Resources, Inc..................................... 2,833,976    9,554,788
*   Yangarra Resources, Ltd.....................................   479,471    1,087,426
    ZCL Composites, Inc.........................................   185,727    1,402,193
                                                                           ------------
TOTAL ENERGY....................................................            214,884,183
                                                                           ------------
FINANCIALS -- (8.3%)
#   AGF Management, Ltd., Class B...............................   496,635    2,052,383
#   Alaris Royalty Corp.........................................   343,245    4,913,763
    Canaccord Genuity Group, Inc................................   969,916    4,406,864
#   Canadian Western Bank.......................................   639,615   14,321,301
#   Chesswood Group, Ltd........................................    76,942      669,315
    Clairvest Group, Inc........................................     1,900       72,663
*   Echelon Financial Holdings, Inc.............................    15,650      169,965
    ECN Capital Corp............................................ 2,446,608    7,112,936
    E-L Financial Corp., Ltd....................................     6,978    4,131,728
#   Element Fleet Management Corp............................... 2,571,143   13,854,174
#   Equitable Group, Inc........................................    77,602    3,938,717
    Fiera Capital Corp..........................................   315,237    2,886,184
#   Firm Capital Mortgage Investment Corp.......................   165,218    1,696,252
#   First National Financial Corp...............................    94,437    2,070,650
#   Genworth MI Canada, Inc.....................................   297,480   10,122,402
#   Gluskin Sheff & Associates, Inc.............................   177,796    1,353,141
#   GMP Capital, Inc............................................   376,387      670,304
#   goeasy, Ltd.................................................    62,639    1,988,411
*   GoldMoney, Inc..............................................   125,000      153,164
    Guardian Capital Group, Ltd., Class A.......................    80,114    1,401,134
#*  Home Capital Group, Inc.....................................   528,570    6,766,275
#   Laurentian Bank of Canada...................................   322,894   10,854,468
#   Sprott, Inc................................................. 1,427,487    2,770,344
#*  Street Capital Group, Inc...................................   120,227       54,900
#   Timbercreek Financial Corp..................................   505,504    3,558,668
#   TMX Group, Ltd..............................................   132,303    7,970,703
*   Trisura Group, Ltd..........................................    26,911      552,987
                                                                           ------------
TOTAL FINANCIALS................................................            110,513,796
                                                                           ------------
HEALTH CARE -- (1.5%)
*   CRH Medical Corp............................................   523,291    1,668,701
#   Extendicare, Inc............................................   727,330    4,040,876
*   Knight Therapeutics, Inc....................................   914,025    5,481,576
#   Medical Facilities Corp.....................................   256,216    3,369,544
#   Sienna Senior Living, Inc...................................   431,615    5,676,249
                                                                           ------------
TOTAL HEALTH CARE...............................................             20,236,946
                                                                           ------------
INDUSTRIALS -- (8.8%)
    Aecon Group, Inc............................................   480,602    6,682,597

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
INDUSTRIALS -- (Continued)
#   AG Growth International, Inc................................   116,658 $  4,469,397
    Algoma Central Corp.........................................    43,100      461,194
*   ATS Automation Tooling Systems, Inc.........................   552,999    7,121,080
#   Badger Daylighting, Ltd.....................................   195,181    5,193,141
#   Bird Construction, Inc......................................   291,744    1,414,368
*   Black Diamond Group, Ltd....................................   316,392      479,181
    Calian Group, Ltd...........................................    34,555      802,369
#   CanWel Building Materials Group, Ltd........................   478,722    1,839,907
#   Cargojet, Inc...............................................    16,249      946,658
    Cervus Equipment Corp.......................................    45,297      456,435
#*  DIRTT Environmental Solutions...............................   203,468    1,079,320
#   Exchange Income Corp........................................    69,084    1,530,001
#   Exco Technologies, Ltd......................................   190,848    1,448,118
*   Heroux-Devtek, Inc..........................................   220,554    2,125,053
    Horizon North Logistics, Inc................................ 1,070,244    1,506,870
*   IBI Group, Inc..............................................   102,600      304,532
#   K-Bro Linen, Inc............................................    68,953    1,936,425
    Magellan Aerospace Corp.....................................   106,276    1,271,478
*   Maxar Technologies, Inc.....................................    70,950      398,501
    Morneau Shepell, Inc........................................   333,111    6,703,037
#   NFI Group, Inc..............................................   296,520    7,769,842
#   Richelieu Hardware, Ltd.....................................   290,696    5,201,311
    Rocky Mountain Dealerships, Inc.............................   116,055      774,613
    Russel Metals, Inc..........................................   384,896    6,804,775
#   Savaria Corp................................................   143,200    1,577,004
    Stantec, Inc................................................   606,133   14,411,199
#   Stuart Olson, Inc...........................................   152,759      631,288
    TFI International, Inc......................................   513,589   15,119,009
    Transcontinental, Inc., Class A.............................   528,784    8,423,037
    Wajax Corp..................................................   153,366    2,229,378
#   Westshore Terminals Investment Corp.........................   295,949    4,921,409
                                                                           ------------
TOTAL INDUSTRIALS...............................................            116,032,527
                                                                           ------------
INFORMATION TECHNOLOGY -- (3.3%)
    Absolute Software Corp......................................   281,088    1,762,750
*   Celestica, Inc..............................................    36,408      361,531
*   Celestica, Inc..............................................   782,756    7,780,200
*   Descartes Systems Group, Inc. (The).........................   379,409   11,792,735
    Enghouse Systems, Ltd.......................................   254,114    6,954,556
    Evertz Technologies, Ltd....................................   184,453    2,268,549
#*  EXFO, Inc...................................................    60,487      197,948
*   Kinaxis, Inc................................................   123,274    7,330,110
*   Photon Control, Inc.........................................   284,394      279,210
#   Pivot Technology Solutions, Inc.............................    27,500       20,720
#   Quarterhill, Inc............................................   951,176      919,360
#*  Sierra Wireless, Inc........................................   283,974    4,421,864
*   Solium Capital, Inc.........................................     5,466       54,621
    Vecima Networks, Inc........................................     6,059       41,317
                                                                           ------------
TOTAL INFORMATION TECHNOLOGY....................................             44,185,471
                                                                           ------------
MATERIALS -- (24.9%)
*   5N Plus, Inc................................................   548,929    1,345,220
#   Acadian Timber Corp.........................................    69,038      923,694
#   AirBoss of America Corp.....................................    98,662      629,238
*   Alacer Gold Corp............................................ 2,168,041    4,999,554
    Alamos Gold, Inc., Class A.................................. 2,800,550   12,468,674
#*  Alio Gold, Inc..............................................   204,318      174,159
#   Altius Minerals Corp........................................   257,186    2,288,142

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
MATERIALS -- (Continued)
#*  Americas Silver Corp........................................   162,412 $   286,766
#*  Amerigo Resources, Ltd......................................   479,200     339,173
*   Argonaut Gold, Inc.......................................... 1,128,497   1,520,179
#*  Asanko Gold, Inc............................................   949,993     759,156
*   B2Gold Corp................................................. 6,070,919  19,220,688
    Caledonia Mining Corp. P.L.C................................       540       3,222
*   Canfor Corp.................................................   344,233   4,747,138
    Canfor Pulp Products, Inc...................................   212,815   2,997,987
#*  Capstone Mining Corp........................................ 2,918,355   1,288,212
    Cascades, Inc...............................................   552,477   4,192,089
*   Centerra Gold, Inc.......................................... 1,653,696   8,382,067
#*  China Gold International Resources Corp., Ltd............... 1,668,100   2,082,031
*   Conifex Timber, Inc.........................................    37,840      59,613
#*  Continental Gold, Inc.......................................   939,248   1,672,697
#*  Copper Mountain Mining Corp.................................   972,155     651,087
*   Detour Gold Corp............................................ 1,257,510  12,594,719
*   Dundee Precious Metals, Inc................................. 1,388,522   4,491,205
*   eCobalt Solutions, Inc......................................   100,900      34,172
#*  Eldorado Gold Corp.......................................... 1,003,419   3,757,236
#*  Endeavour Mining Corp.......................................   467,556   8,056,212
#*  Endeavour Silver Corp.......................................   707,944   1,573,269
#*  First Majestic Silver Corp.................................. 1,207,831   7,390,664
#*  First Mining Gold Corp......................................   749,400     211,026
*   Fortuna Silver Mines, Inc................................... 1,152,121   4,638,472
*   Golden Star Resources, Ltd..................................   463,313   1,770,106
#*  Great Panther Silver, Ltd...................................   797,851     631,504
*   Guyana Goldfields, Inc......................................   979,918   1,282,742
    Hudbay Minerals, Inc........................................ 1,900,602  11,383,795
*   IAMGOLD Corp................................................ 3,117,078  11,671,695
#*  Imperial Metals Corp........................................   346,592     469,526
*   Interfor Corp...............................................   414,939   5,655,891
*   International Tower Hill Mines, Ltd.........................    13,001       8,114
#   Intertape Polymer Group, Inc................................   418,637   6,279,794
#*  Ivanhoe Mines, Ltd., Class A................................ 3,547,128   7,666,839
#   Labrador Iron Ore Royalty Corp..............................   384,556   8,879,660
#*  Largo Resources, Ltd........................................   522,593   1,141,476
#*  Leagold Mining Corp.........................................   268,242     449,129
#   Lucara Diamond Corp......................................... 2,105,449   2,675,977
#*  Lundin Gold, Inc............................................   151,909     615,058
*   Major Drilling Group International, Inc.....................   594,812   2,227,235
*   Mandalay Resources Corp.....................................     4,635         511
#*  Marathon Gold Corp..........................................   147,500     101,031
*   Midas Gold Corp.............................................    49,164      32,553
#   Mountain Province Diamonds, Inc.............................   102,431     122,392
#*  Nemaska Lithium, Inc........................................   275,000     131,854
#*  New Gold, Inc............................................... 3,551,815   4,027,706
#   Norbord, Inc................................................   259,761   7,512,402
#*  Northern Dynasty Minerals, Ltd..............................    76,877      59,678
#   OceanaGold Corp............................................. 4,206,782  15,015,646
*   Orbite Technologies, Inc....................................    73,500         368
#   Osisko Gold Royalties, Ltd..................................   953,008   9,327,354
#*  Osisko Mining, Inc..........................................   444,977     917,758
    Pan American Silver Corp.................................... 1,084,515  16,177,552
#*  PolyMet Mining Corp.........................................   642,081     478,891
#*  Premier Gold Mines, Ltd..................................... 1,039,349   1,392,179
#*  Pretium Resources, Inc......................................   293,903   2,310,078
#*  Pretium Resources, Inc......................................   803,124   6,307,881
*   Rb Energy, Inc..............................................   396,013         159
*   Roxgold, Inc................................................ 1,152,860     763,338

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                  SHARES      VALUE>>
                                                                 --------- --------------
MATERIALS -- (Continued)
*   Sabina Gold & Silver Corp................................... 1,690,021 $    1,723,527
#*  Sandstorm Gold, Ltd......................................... 1,264,677      6,631,626
#*  Seabridge Gold, Inc.........................................    68,095        946,318
#*  SEMAFO, Inc................................................. 2,324,090      5,253,280
#*  Sprott Resource Holdings, Inc...............................    10,500          8,630
*   SSR Mining, Inc.............................................   826,105     11,329,512
#   Stella-Jones, Inc...........................................   301,606      9,732,558
#*  Stornoway Diamond Corp...................................... 1,731,297        256,937
    Supremex, Inc...............................................        91            178
#*  Tahoe Resources, Inc........................................ 1,876,416      7,111,802
#*  Tanzanian Royalty Exploration Corp..........................   207,891        123,410
*   Taseko Mines, Ltd........................................... 1,417,826        820,083
*   Teranga Gold Corp...........................................   633,698      1,948,430
#*  TMAC Resources, Inc.........................................    93,713        488,553
*   Torex Gold Resources, Inc...................................   649,904      7,068,099
#*  Trevali Mining Corp......................................... 3,825,789      1,062,760
*   Wesdome Gold Mines, Ltd.....................................   841,629      3,253,910
#   Western Forest Products, Inc................................ 2,981,603      4,561,073
    Winpak, Ltd.................................................   196,535      7,009,118
    Yamana Gold, Inc............................................ 6,822,889     19,212,823
                                                                           --------------
TOTAL MATERIALS.................................................              329,808,260
                                                                           --------------
REAL ESTATE -- (3.9%)
    Altus Group, Ltd............................................   252,314      4,735,388
    Brookfield Real Estate Services, Inc........................    38,769        451,142
    Colliers International Group, Inc...........................   220,615     14,088,667
*   DREAM Unlimited Corp., Class A..............................   434,585      2,371,456
    FirstService Corp...........................................     1,234        100,300
    FirstService Corp...........................................   192,052     15,602,992
    Genesis Land Development Corp...............................    76,842        176,615
    Information Services Corp...................................    13,274        160,122
    Invesque, Inc...............................................   192,766      1,495,864
#*  Mainstreet Equity Corp......................................    30,149        986,649
    Melcor Developments, Ltd....................................    52,840        509,921
    Morguard Corp...............................................    21,768      3,026,762
#   Tricon Capital Group, Inc................................... 1,035,132      8,106,479
                                                                           --------------
TOTAL REAL ESTATE...............................................               51,812,357
                                                                           --------------
UNKNOWN G1 -- (0.0%)
    Kingsway Financial Services, Inc............................    13,070         28,362
                                                                           --------------
UTILITIES -- (5.9%)
#   Boralex, Inc., Class A......................................   472,312      6,718,301
    Capital Power Corp..........................................   718,320     15,722,732
    Innergex Renewable Energy, Inc..............................   740,781      8,107,180
#   Just Energy Group, Inc......................................   640,741      2,355,325
*   Maxim Power Corp............................................    92,234        140,392
#   Northland Power, Inc........................................   586,405     10,652,983
    Polaris Infrastructure, Inc.................................    94,700        795,683
#   Superior Plus Corp.......................................... 1,155,935      9,553,982
    TransAlta Corp.............................................. 1,990,323     10,860,852
#   TransAlta Renewables, Inc...................................   906,016      8,039,991
#   Valener, Inc................................................   289,365      4,567,472
                                                                           --------------
TOTAL UTILITIES.................................................               77,514,893
                                                                           --------------
TOTAL COMMON STOCKS.............................................            1,120,984,759
                                                                           --------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                SHARES      VALUE>>
                                              ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
ENERGY -- (0.0%)
#* Tervita Corp. Warrants 07/19/20...........     10,964 $        1,335
                                                         --------------
TOTAL INVESTMENT SECURITIES..................             1,120,986,094
                                                         --------------

                                                            VALUE+
                                                         --------------
SECURITIES LENDING COLLATERAL -- (15.4%).....
@(S) DFA Short Term Investment Fund.......... 17,614,408    203,816,310
                                                         --------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $1,558,235,067)^^....................            $1,324,802,404
                                                         ==============

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                              -------------- ------------ ------- --------------
Common Stocks
  Communication Services..................... $   24,535,519           --   --    $   24,535,519
  Consumer Discretionary.....................     73,061,671 $      6,893   --        73,068,564
  Consumer Staples...........................     58,363,881           --   --        58,363,881
  Energy.....................................    214,884,174            9   --       214,884,183
  Financials.................................    110,513,796           --   --       110,513,796
  Health Care................................     20,236,946           --   --        20,236,946
  Industrials................................    116,032,527           --   --       116,032,527
  Information Technology.....................     44,185,471           --   --        44,185,471
  Materials..................................    329,807,733          527   --       329,808,260
  Real Estate................................     51,812,357           --   --        51,812,357
  Unknown G1.................................         28,362           --   --            28,362
  Utilities..................................     77,514,893           --   --        77,514,893
Rights/Warrants
  Energy.....................................             --        1,335   --             1,335
Securities Lending Collateral................             --  203,816,310   --       203,816,310
                                              -------------- ------------   --    --------------
TOTAL........................................ $1,120,977,330 $203,825,074   --    $1,324,802,404
                                              ============== ============   ==    ==============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
COMMON STOCKS -- (96.2%)
BRAZIL -- (6.5%)
    Ambev SA, ADR............................................... 5,984,451 $ 28,785,209
    Ambev SA....................................................   855,320    4,109,340
    Atacadao Distribuicao Comercio e Industria, Ltd.............   380,781    2,087,678
    B3 SA--Brasil Bolsa Balcao.................................. 1,910,917   16,502,647
    Banco Bradesco SA, ADR...................................... 1,056,734   13,124,636
    Banco Bradesco SA........................................... 1,025,829   11,331,953
    Banco BTG Pactual SA........................................    20,390      165,511
    Banco do Brasil SA..........................................   698,316    9,936,990
    Banco Santander Brasil SA...................................   374,457    4,938,867
    BB Seguridade Participacoes SA..............................   636,043    5,417,600
    Braskem SA, Sponsored ADR...................................   144,940    4,130,790
*   BRF SA......................................................   891,940    5,758,994
    CCR SA...................................................... 2,801,227   11,434,483
*   Centrais Eletricas Brasileiras SA...........................   270,077    2,773,394
*   Centrais Eletricas Brasileiras SA, ADR......................    42,419      467,033
    Cia de Saneamento Basico do Estado de Sao Paulo.............   457,600    5,451,875
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR........    75,638      896,310
    Cia Energetica de Minas Gerais..............................   193,500      861,607
*   Cia Siderurgica Nacional SA, Sponsored ADR..................   380,551    1,061,737
    Cielo SA.................................................... 1,808,236    5,921,947
    Cosan SA....................................................   324,677    3,954,242
    Embraer SA, Sponsored ADR...................................   329,053    7,002,248
    Engie Brasil Energia SA.....................................   271,376    3,116,706
    Equatorial Energia SA.......................................   333,000    8,051,121
#   Gerdau SA, Sponsored ADR....................................   631,681    2,735,179
    Gerdau SA...................................................   176,416      614,482
    Hapvida Participacoes e Investimentos S.A...................   152,300    1,429,988
    Hypermarcas SA..............................................   385,349    3,365,982
    IRB Brasil Resseguros S/A...................................   144,079    3,368,909
    Itau Unibanco Holding SA....................................   645,538    5,818,226
    JBS SA...................................................... 3,172,448   13,134,795
    Klabin SA...................................................   759,700    3,871,927
    Kroton Educacional SA....................................... 2,692,854    8,444,852
    Localiza Rent a Car SA......................................   873,106    7,982,323
    Lojas Americanas SA.........................................   108,184      464,692
    Lojas Renner SA............................................. 1,274,302   15,922,845
    M Dias Branco SA............................................    73,600      961,034
    Magazine Luiza SA...........................................   114,700    5,638,731
    Natura Cosmeticos SA........................................   339,200    4,411,324
    Petroleo Brasileiro SA, Sponsored ADR....................... 1,299,604   18,376,401
    Petroleo Brasileiro SA, Sponsored ADR.......................   556,265    9,067,119
    Petroleo Brasileiro SA...................................... 2,722,571   22,085,690
    Porto Seguro SA.............................................   322,129    4,953,356
    Raia Drogasil SA............................................   402,200    6,842,872
*   Rumo SA..................................................... 1,673,856    9,024,393
    Suzano Papel e Celulose SA..................................   725,080    9,140,748
*   Suzano Papel e Celulose SA, Sponsored ADR...................    45,406    1,132,437
    Telefonica Brasil SA, ADR...................................    66,193      886,986
    TIM Participacoes SA........................................ 1,073,613    3,651,636
    Ultrapar Participacoes SA...................................   311,484    4,888,373
#   Ultrapar Participacoes SA, Sponsored ADR....................   259,608    4,096,614
    Vale SA, Sponsored ADR...................................... 1,665,739   20,721,787
    Vale SA..................................................... 3,260,013   40,712,780
    WEG SA......................................................   363,333    1,877,389
                                                                           ------------
TOTAL BRAZIL....................................................            392,906,788
                                                                           ------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
CHILE -- (1.3%)
    AES Gener SA................................................   2,468,815 $   748,701
    Aguas Andinas SA, Class A...................................   4,770,656   2,819,472
    Banco de Chile, ADR.........................................     128,472   4,080,280
    Banco de Credito e Inversiones SA...........................      75,034   5,349,095
    Banco Santander Chile, ADR..................................     227,071   7,343,476
    Cencosud SA.................................................   2,652,360   5,360,025
    Cia Cervecerias Unidas SA...................................     109,017   1,482,662
    Cia Cervecerias Unidas SA, Sponsored ADR....................     122,813   3,427,711
    Colbun SA...................................................  11,908,297   2,703,790
    Embotelladora Andina SA, ADR, Class B.......................      22,761     541,712
    Empresa Nacional de Telecomunicaciones SA...................     140,131   1,349,962
    Empresas CMPC SA............................................   1,691,695   6,116,196
    Empresas COPEC SA...........................................     319,791   4,391,984
    Enel Americas SA, ADR.......................................     853,477   8,824,953
    Enel Chile SA, ADR..........................................     808,893   4,392,290
    Itau CorpBanca.............................................. 217,080,063   2,181,936
    Itau CorpBanca, ADR.........................................      30,902     469,092
#   Latam Airlines Group SA, Sponsored ADR......................     500,853   5,839,946
    Latam Airlines Group SA.....................................      35,910     428,278
    SACI Falabella..............................................     783,273   6,292,317
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR........     153,936   6,566,910
                                                                             -----------
TOTAL CHILE.....................................................              80,710,788
                                                                             -----------
CHINA -- (17.3%)
#   AAC Technologies Holdings, Inc..............................     922,500   5,789,938
    Agile Group Holdings, Ltd...................................   3,456,000   4,592,734
    Agricultural Bank of China, Ltd., Class H...................  12,316,000   5,831,037
    Air China, Ltd., Class H....................................   2,406,000   2,408,745
*   Alibaba Group Holding, Ltd., Sponsored ADR..................     527,081  88,807,878
*   Alibaba Health Information Technology, Ltd..................   1,832,000   1,688,007
#*  Aluminum Corp. of China, Ltd., ADR..........................      90,448     839,357
*   Aluminum Corp. of China, Ltd., Class H......................   3,718,000   1,372,850
#   Angang Steel Co., Ltd., Class H.............................   2,354,000   1,770,786
#   Anhui Conch Cement Co., Ltd., Class H.......................   1,609,000   8,774,415
    ANTA Sports Products, Ltd...................................   1,125,000   5,819,579
    BAIC Motor Corp., Ltd., Class H.............................   3,597,500   2,347,629
*   Baidu, Inc., Sponsored ADR..................................     106,675  18,415,305
    Bank of China, Ltd., Class H................................  32,226,181  14,983,294
    Bank of Communications Co., Ltd., Class H...................   3,273,515   2,782,673
#   BBMG Corp., Class H.........................................   3,531,500   1,211,490
    Beijing Capital International Airport Co., Ltd., Class H....   2,078,000   1,949,175
    Beijing Enterprises Holdings, Ltd...........................     545,472   3,100,863
#   Beijing Enterprises Water Group, Ltd........................   5,958,000   3,449,946
#   Brilliance China Automotive Holdings, Ltd...................   2,582,000   2,444,715
#   BYD Co., Ltd., Class H......................................     662,386   3,920,370
    BYD Electronic International Co., Ltd.......................     155,500     192,670
    CGN Power Co., Ltd., Class H................................   5,309,000   1,389,296
    China Cinda Asset Management Co., Ltd., Class H.............   9,500,000   2,458,270
    China CITIC Bank Corp., Ltd., Class H.......................   7,325,928   4,772,801
    China Coal Energy Co., Ltd., Class H........................   2,166,777     915,292
    China Communications Construction Co., Ltd., Class H........   4,611,000   4,626,817
    China Communications Services Corp., Ltd., Class H..........   2,176,000   2,042,870
    China Conch Venture Holdings, Ltd...........................   1,450,500   4,851,018
    China Construction Bank Corp., Class H......................  48,066,590  43,298,441
    China Eastern Airlines Corp., Ltd., ADR.....................       2,200      67,892
    China Eastern Airlines Corp., Ltd., Class H.................   2,220,000   1,367,278
    China Energy Engineering Corp., Ltd., Class H...............     346,000      41,965
    China Everbright Bank Co., Ltd., Class H....................   2,002,000     966,431
    China Everbright International, Ltd.........................   3,036,703   3,066,538

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
#   China Evergrande Group......................................  3,151,000 $ 9,938,747
#   China Galaxy Securities Co., Ltd., Class H..................  3,787,500   1,965,558
    China Gas Holdings, Ltd.....................................  1,752,800   5,594,954
    China Hongqiao Group, Ltd...................................  2,630,000   1,681,045
    China Huarong Asset Management Co., Ltd., Class H........... 20,946,000   4,264,999
*   China Huishan Dairy Holdings Co., Ltd.......................  2,888,000     154,573
    China International Capital Corp., Ltd., Class H............  1,015,600   2,036,271
    China International Marine Containers Group Co., Ltd.,
      Class H...................................................    346,600     371,420
#   China Jinmao Holdings Group, Ltd............................  7,480,000   3,796,976
    China Life Insurance Co., Ltd., ADR.........................    539,265   6,649,137
    China Longyuan Power Group Corp., Ltd., Class H.............  2,767,000   2,071,386
    China Medical System Holdings, Ltd..........................    153,000     159,229
    China Mengniu Dairy Co., Ltd................................  1,386,000   4,292,943
    China Merchants Bank Co., Ltd., Class H.....................  2,139,054   9,430,558
#   China Merchants Port Holdings Co., Ltd......................  1,470,638   2,916,185
#   China Merchants Securities Co., Ltd., Class H...............    281,400     386,204
    China Minsheng Banking Corp., Ltd., Class H.................  5,119,600   3,922,047
    China Mobile, Ltd., Sponsored ADR...........................    902,501  47,354,227
    China Molybdenum Co., Ltd., Class H.........................  4,872,966   1,985,235
    China National Building Material Co., Ltd., Class H.........  7,488,000   5,975,414
#   China Oilfield Services, Ltd., Class H......................  1,908,000   1,890,723
    China Overseas Land & Investment, Ltd.......................  5,578,000  21,040,946
    China Pacific Insurance Group Co., Ltd., Class H............  1,845,000   6,497,028
    China Petroleum & Chemical Corp., ADR.......................    123,421  10,299,457
    China Petroleum & Chemical Corp., Class H................... 10,440,800   8,730,536
    China Railway Construction Corp., Ltd., Class H.............  2,218,500   3,080,805
    China Railway Group, Ltd., Class H..........................  3,567,000   3,340,478
    China Railway Signal & Communication Corp., Ltd., Class H...  1,662,000   1,318,916
    China Reinsurance Group Corp., Class H......................  5,460,000   1,233,840
    China Resources Beer Holdings Co., Ltd......................    849,611   2,986,170
    China Resources Cement Holdings, Ltd........................  4,378,000   4,446,397
    China Resources Gas Group, Ltd..............................  1,108,000   4,360,099
    China Resources Land, Ltd...................................  3,844,666  15,000,981
    China Resources Pharmaceutical Group, Ltd...................  1,569,000   2,237,500
    China Resources Power Holdings Co., Ltd.....................  1,790,517   3,588,790
    China Shenhua Energy Co., Ltd., Class H.....................  2,188,000   5,568,613
    China Southern Airlines Co., Ltd., Sponsored ADR............     12,306     441,416
#   China Southern Airlines Co., Ltd., Class H..................  3,138,000   2,248,688
    China State Construction International Holdings, Ltd........  1,914,250   1,825,000
    China Taiping Insurance Holdings Co., Ltd...................  1,595,306   4,403,888
#   China Telecom Corp., Ltd., ADR..............................     55,096   3,006,589
    China Telecom Corp., Ltd., Class H..........................  3,440,000   1,867,648
    China Unicom Hong Kong, Ltd.................................  4,736,000   5,424,982
    China Unicom Hong Kong, Ltd., ADR...........................    508,463   5,862,578
    China Vanke Co., Ltd., Class H..............................  1,335,700   5,416,386
    Chongqing Rural Commercial Bank Co., Ltd., Class H..........  3,392,000   1,970,404
    CIFI Holdings Group Co., Ltd................................    626,000     414,199
#   CITIC Securities Co., Ltd., Class H.........................  1,616,000   3,308,258
    CITIC, Ltd..................................................  2,624,000   3,975,005
    CNOOC, Ltd..................................................  1,832,000   3,062,041
    CNOOC, Ltd., Sponsored ADR..................................    104,426  17,469,426
*   COSCO SHIPPING Development Co., Ltd., Class H...............  1,344,000     155,062
*   COSCO SHIPPING Holdings Co., Ltd., Class H..................  3,142,000   1,274,431
    Country Garden Holdings Co., Ltd............................  7,976,686  11,338,802
*   Country Garden Services Holdings Co., Ltd...................    542,492     840,374
    CRRC Corp., Ltd., Class H...................................  2,686,000   2,706,342
    CSC Financial Co., Ltd., Class H............................    542,500     400,874
    CSPC Pharmaceutical Group, Ltd..............................  5,148,000   8,881,287
*   Ctrip.com International, Ltd., ADR..........................     97,073   3,232,531

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
    Dali Foods Group Co., Ltd...................................  1,145,500 $   781,447
    Dalian Port PDA Co., Ltd., Class H..........................    849,000     112,709
    Datang International Power Generation Co., Ltd., Class H....  2,836,000     740,146
    Dongfeng Motor Group Co., Ltd., Class H.....................  3,018,000   3,163,885
    ENN Energy Holdings, Ltd....................................    741,000   7,097,041
#   Everbright Securities Co., Ltd., Class H....................    129,400     115,758
    Fosun International, Ltd....................................  1,692,222   2,539,120
#   Fullshare Holdings, Ltd.....................................  5,495,000   1,248,371
    Fuyao Glass Industry Group Co., Ltd., Class H...............    716,400   2,498,517
    Geely Automobile Holdings, Ltd..............................  5,029,000   8,556,328
    GF Securities Co., Ltd., Class H............................  1,142,800   1,641,598
#   Great Wall Motor Co., Ltd., Class H.........................  5,681,500   3,867,887
    Guangdong Investment, Ltd...................................  1,600,000   3,055,486
    Guangshen Railway Co., Ltd., Sponsored ADR..................     27,353     565,660
#   Guangzhou Automobile Group Co., Ltd., Class H...............  2,257,162   2,451,470
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.,
      Class H...................................................    168,000     649,758
    Guangzhou R&F Properties Co., Ltd., Class H.................  2,051,600   4,092,803
    Guotai Junan Securities Co., Ltd., Class H..................    302,400     647,130
    Haier Electronics Group Co., Ltd............................  1,372,000   3,941,515
    Haitian International Holdings, Ltd.........................    331,000     762,479
    Haitong Securities Co., Ltd., Class H.......................  2,657,600   3,008,084
*   Hanergy Thin Film Power Group, Ltd..........................  5,416,000   3,450,934
    Hengan International Group Co., Ltd.........................    853,000   6,672,975
    Huadian Power International Corp., Ltd., Class H............  1,738,000     809,190
#   Huaneng Power International, Inc., Sponsored ADR............     33,132     838,240
    Huaneng Power International, Inc., Class H..................  1,598,000   1,004,412
    Huatai Securities Co., Ltd., Class H........................  1,105,800   2,070,256
    Huishang Bank Corp., Ltd., Class H..........................    800,800     367,653
    Industrial & Commercial Bank of China, Ltd., Class H........ 42,379,185  32,922,851
*   JD.com, Inc., ADR...........................................    319,442   7,938,134
    Jiangsu Expressway Co., Ltd., Class H.......................  1,192,000   1,725,727
#   Jiangxi Copper Co., Ltd., Class H...........................  1,322,000   1,680,704
    Jiayuan International Group, Ltd............................    732,000     353,056
    Kingboard Holdings, Ltd.....................................    597,000   2,100,691
    Kunlun Energy Co., Ltd......................................  5,458,000   5,830,936
#   Lee & Man Paper Manufacturing, Ltd..........................  1,126,000   1,007,116
    Legend Holdings Corp., Class H..............................    337,700     883,402
#   Lenovo Group, Ltd........................................... 10,679,278   7,796,417
    Logan Property Holdings Co., Ltd............................  2,282,000   3,105,681
    Longfor Group Holdings, Ltd.................................  1,986,000   6,188,472
#   Maanshan Iron & Steel Co., Ltd., Class H....................  2,724,000   1,307,458
    Metallurgical Corp. of China, Ltd., Class H.................  2,643,000     724,840
    Minth Group, Ltd............................................    400,000   1,399,563
*   MMG, Ltd....................................................    532,000     196,122
*   Momo, Inc., Sponsored ADR...................................    180,425   5,490,333
    NetEase, Inc., ADR..........................................     51,056  12,862,538
    New China Life Insurance Co., Ltd., Class H.................    465,300   1,981,099
*   New Oriental Education & Technology Group, Inc., Sponsored
      ADR.......................................................     81,795   6,301,487
    Nexteer Automotive Group, Ltd...............................    831,000   1,258,100
    Nine Dragons Paper Holdings, Ltd............................  3,616,000   3,695,497
#   Orient Securities Co., Ltd., Class H........................    778,800     548,579
    People's Insurance Co. Group of China, Ltd. (The), Class H..  5,449,000   2,263,780
    PetroChina Co., Ltd., ADR...................................    118,623   7,623,900
    PetroChina Co., Ltd., Class H...............................  3,056,000   1,972,387
    PICC Property & Casualty Co., Ltd., Class H.................  6,075,198   6,291,238
    Ping An Insurance Group Co. of China, Ltd., Class H.........  3,690,000  35,924,210
    Postal Savings Bank of China Co., Ltd., Class H.............    958,000     539,118
    Red Star Macalline Group Corp., Ltd., Class H...............    350,809     328,364
#*  Semiconductor Manufacturing International Corp..............  3,750,600   3,544,227

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES      VALUE>>
                                                                 --------- --------------
CHINA -- (Continued)
*   Semiconductor Manufacturing International Corp., ADR........     8,235 $       38,869
#   Shanghai Electric Group Co., Ltd., Class H.................. 2,292,000        801,482
    Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H......   511,500      1,566,242
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H.........   723,000      1,542,827
    Shengjing Bank Co., Ltd., Class H...........................    81,500         35,960
    Shenzhen International Holdings, Ltd........................   270,500        525,469
    Shenzhou International Group Holdings, Ltd..................   574,000      6,759,049
    Shimao Property Holdings, Ltd............................... 2,297,871      6,543,541
    Sino Biopharmaceutical, Ltd................................. 7,435,000      6,289,553
    Sino-Ocean Group Holding, Ltd............................... 1,353,000        665,014
    Sinopec Engineering Group Co., Ltd., Class H................   967,500        951,022
    Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR.....     7,417        354,853
    Sinopec Shanghai Petrochemical Co., Ltd., Class H........... 5,113,000      2,429,385
    Sinopharm Group Co., Ltd., Class H.......................... 1,034,000      4,621,022
    Sinotruk Hong Kong, Ltd..................................... 1,021,000      1,891,072
    Sun Art Retail Group, Ltd................................... 2,963,500      2,945,478
    Sunac China Holdings, Ltd................................... 2,940,000     11,709,750
#   Sunny Optical Technology Group Co., Ltd.....................   682,200      6,770,271
*   TAL Education Group, ADR....................................    24,973        774,912
    Tencent Holdings, Ltd....................................... 3,704,000    164,882,013
    Tingyi Cayman Islands Holding Corp.......................... 3,242,000      4,514,970
    TravelSky Technology, Ltd., Class H.........................   963,000      2,615,715
    Tsingtao Brewery Co., Ltd., Class H.........................   320,000      1,408,140
    United Energy Group, Ltd.................................... 3,164,000        493,028
    Want Want China Holdings, Ltd............................... 6,644,000      5,384,396
#*  Weibo Corp., Sponsored ADR..................................    25,445      1,543,494
    Weichai Power Co., Ltd., Class H............................ 3,524,800      4,757,200
    Xinjiang Goldwind Science & Technology Co., Ltd., Class H...   662,319        797,734
    Yanzhou Coal Mining Co., Ltd., Class H...................... 3,460,000      3,181,072
    Yum China Holdings, Inc.....................................   121,268      4,420,219
*   YY, Inc., ADR...............................................    49,517      3,437,965
    Zhejiang Expressway Co., Ltd., Class H......................   904,000        930,775
    Zhongsheng Group Holdings, Ltd.............................. 1,061,500      1,911,769
    Zhuzhou CRRC Times Electric Co., Ltd., Class H..............   476,700      2,651,710
    Zijin Mining Group Co., Ltd., Class H....................... 7,745,000      2,906,630
    Zoomlion Heavy Industry Science and Technology Co., Ltd.,
      Class H...................................................   724,400        294,720
*   ZTE Corp., Class H..........................................   319,685        648,178
                                                                           --------------
TOTAL CHINA.....................................................            1,048,985,341
                                                                           --------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA..........................................    51,144        984,996
    Bancolombia SA, Sponsored ADR...............................   111,500      4,972,900
    Bancolombia SA..............................................   248,044      2,663,377
    Cementos Argos SA...........................................   306,742        798,221
#   Ecopetrol SA, Sponsored ADR.................................   159,177      3,000,486
    Ecopetrol SA................................................ 3,327,922      3,129,640
    Grupo Argos SA..............................................   273,128      1,632,611
    Grupo Aval Acciones y Valores SA, ADR.......................    81,955        567,948
    Grupo de Inversiones Suramericana SA........................   259,694      2,883,816
*   Grupo Energia Bogota SA ESP.................................   936,969        576,364
    Grupo Nutresa SA............................................   171,224      1,463,538
    Interconexion Electrica SA ESP..............................   600,993      2,694,307
                                                                           --------------
TOTAL COLOMBIA..................................................               25,368,204
                                                                           --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.....................................................   305,092      7,701,568
    Komercni banka A.S..........................................    51,559      2,078,842
    Moneta Money Bank A.S.......................................    30,234        102,836

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
CZECH REPUBLIC -- (Continued)
    O2 Czech Republic A.S.......................................    70,083 $   760,133
    Philip Morris CR A.S........................................       755     485,505
                                                                           -----------
TOTAL CZECH REPUBLIC............................................            11,128,884
                                                                           -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR............. 1,400,823   6,807,142
    Commercial International Bank Egypt S.A.E., GDR.............    93,155     452,268
*   Egyptian Financial Group-Hermes Holding Co., GDR............    33,850      60,930
*   Egyptian Financial Group-Hermes Holding Co., GDR............    17,482      31,461
                                                                           -----------
TOTAL EGYPT.....................................................             7,351,801
                                                                           -----------
GREECE -- (0.2%)
*   Alpha Bank AE...............................................   105,217     105,569
*   Eurobank Ergasias SA........................................       331         207
*   FF Group....................................................    12,618      28,885
    Hellenic Petroleum SA.......................................   112,224     987,578
    Hellenic Telecommunications Organization SA.................   340,319   4,262,148
    JUMBO SA....................................................   168,373   2,751,544
    Motor Oil Hellas Corinth Refineries SA......................    96,253   2,400,950
*   National Bank of Greece SA..................................    12,819      14,408
    OPAP SA.....................................................   278,698   2,726,617
    Titan Cement Co. SA.........................................    61,385   1,378,788
                                                                           -----------
TOTAL GREECE....................................................            14,656,694
                                                                           -----------
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C............................... 1,279,647  15,352,866
    OTP Bank P.L.C..............................................   267,399  11,031,156
    Richter Gedeon Nyrt.........................................   151,458   3,234,562
                                                                           -----------
TOTAL HUNGARY...................................................            29,618,584
                                                                           -----------
INDIA -- (12.4%)
*   3M India, Ltd...............................................       822     232,802
*   5Paisa Capital, Ltd.........................................     4,048      13,771
    ABB India, Ltd..............................................    39,166     701,113
    ACC, Ltd....................................................    89,253   1,785,935
    Adani Enterprises, Ltd......................................   274,364     526,720
*   Adani Gas, Ltd..............................................   274,364     355,878
*   Adani Green Energy, Ltd.....................................   208,791     103,410
    Adani Ports & Special Economic Zone, Ltd.................... 1,059,392   5,052,790
*   Adani Power, Ltd............................................ 1,288,677     844,747
*   Adani Transmissions, Ltd....................................   277,080     832,103
*   Aditya Birla Capital, Ltd...................................   797,316     909,921
*   Aditya Birla Fashion and Retail, Ltd........................   411,628   1,215,845
    AIA Engineering, Ltd........................................    11,401     256,800
    Ambuja Cements, Ltd.........................................   819,644   2,423,917
    Apollo Hospitals Enterprise, Ltd............................    78,364   1,462,374
    Apollo Tyres, Ltd...........................................    79,582     229,527
    Ashok Leyland, Ltd.......................................... 2,823,620   3,250,520
    Asian Paints, Ltd...........................................   448,324   8,889,172
    Aurobindo Pharma, Ltd.......................................   652,018   7,211,012
*   Avenue Supermarts, Ltd......................................    16,071     311,401
*   Axis Bank, Ltd.............................................. 1,624,999  16,513,162
    Bajaj Auto, Ltd.............................................   142,710   5,154,154
    Bajaj Finance, Ltd..........................................   249,497   9,083,911
    Bajaj Finserv, Ltd..........................................    47,416   4,084,499
    Bajaj Holdings & Investment, Ltd............................    65,332   2,620,668
    Balkrishna Industries, Ltd..................................   117,465   1,346,453

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
INDIA -- (Continued)
*   Bank of Baroda..............................................   932,221 $ 1,485,680
    Bata India, Ltd.............................................    10,828     171,047
    Bayer CropScience, Ltd......................................     2,714     168,038
    Berger Paints India, Ltd....................................   372,075   1,665,779
    Bharat Electronics, Ltd..................................... 1,346,512   1,591,177
    Bharat Forge, Ltd...........................................   361,729   2,502,888
    Bharat Heavy Electricals, Ltd............................... 1,375,370   1,251,319
    Bharat Petroleum Corp., Ltd.................................   829,380   4,061,614
    Bharti Airtel, Ltd.......................................... 1,981,868   8,530,212
    Bharti Infratel, Ltd........................................   472,935   1,974,690
    Biocon, Ltd.................................................   121,818   1,118,869
    Bosch, Ltd..................................................     7,147   1,902,881
    Britannia Industries, Ltd...................................    63,182   2,842,608
    Cadila Healthcare, Ltd......................................   439,121   1,970,728
*   Canara Bank.................................................   283,414   1,003,351
    Castrol India, Ltd..........................................   351,562     785,535
    Cholamandalam Investment and Finance Co., Ltd...............   108,300   1,787,737
    Cipla, Ltd..................................................   555,658   4,039,779
    Coal India, Ltd.............................................   745,896   2,351,737
    Colgate-Palmolive India, Ltd................................   115,396   2,081,562
    Container Corp. Of India, Ltd...............................   250,158   2,307,058
    Cummins India, Ltd..........................................    97,690   1,097,120
    Dabur India, Ltd............................................   743,476   4,680,332
    Dewan Housing Finance Corp., Ltd............................   360,475     687,258
    Divi's Laboratories, Ltd....................................   120,189   2,558,233
    DLF, Ltd....................................................   786,711   1,828,616
#   Dr Reddy's Laboratories, Ltd., ADR..........................   148,465   5,669,878
    Dr Reddy's Laboratories, Ltd................................    71,015   2,715,879
    Edelweiss Financial Services, Ltd...........................   854,301   1,856,450
    Eicher Motors, Ltd..........................................    20,610   5,522,989
    Emami, Ltd..................................................   180,662   1,053,583
    Endurance Technologies, Ltd.................................     7,329     119,482
    Exide Industries, Ltd.......................................   375,923   1,202,711
    Federal Bank, Ltd........................................... 2,661,927   3,216,306
*   Future Retail, Ltd..........................................   147,909     896,456
    GAIL India, Ltd............................................. 1,127,882   5,292,746
    GAIL India, Ltd., GDR.......................................    51,184   1,432,728
    General Insurance Corp. of India............................     3,917      13,400
    Gillette India, Ltd.........................................     1,014      92,894
    GlaxoSmithKline Consumer Healthcare, Ltd....................    13,803   1,423,147
    GlaxoSmithKline Pharmaceuticals, Ltd........................    26,434     523,709
    Glenmark Pharmaceuticals, Ltd...............................   148,574   1,366,262
    Godrej Consumer Products, Ltd...............................   506,589   5,068,188
    Godrej Industries, Ltd......................................    93,608     664,673
*   Godrej Properties, Ltd......................................     9,602     100,243
    Graphite India, Ltd.........................................    47,786     381,251
    Grasim Industries, Ltd......................................   303,963   3,081,253
    GRUH Finance, Ltd...........................................   249,522     732,293
    Havells India, Ltd..........................................   234,115   2,357,305
    HCL Technologies, Ltd.......................................   862,054  12,220,197
    HDFC Bank, Ltd.............................................. 1,383,984  40,368,572
    HEG, Ltd....................................................     9,579     324,100
    Hero MotoCorp, Ltd..........................................    85,976   3,179,379
    Hindalco Industries, Ltd.................................... 2,322,605   6,847,809
    Hindustan Petroleum Corp., Ltd..............................   726,814   2,413,131
    Hindustan Unilever, Ltd.....................................   992,915  24,529,431
    Honeywell Automation India, Ltd.............................       145      43,433
    Housing Development Finance Corp., Ltd...................... 1,308,824  35,405,624
    ICICI Bank, Ltd., Sponsored ADR............................. 1,010,599  10,318,211

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
INDIA -- (Continued)
    ICICI Lombard General Insurance Co., Ltd....................    19,572 $   240,458
    ICICI Prudential Life Insurance Co., Ltd....................   237,801     960,466
*   IDFC First Bank, Ltd........................................ 2,480,038   1,577,401
    IIFL Holdings, Ltd..........................................   120,008     732,819
    Indiabulls Housing Finance, Ltd.............................   675,699   6,319,934
    Indiabulls Ventures, Ltd....................................   103,518     495,774
*   Indian Bank.................................................   114,252     363,059
    Indian Hotels Co., Ltd. (The)...............................   109,554     219,599
    Indian Oil Corp., Ltd....................................... 1,522,278   2,939,478
    Indraprastha Gas, Ltd.......................................   274,014   1,092,454
    IndusInd Bank, Ltd..........................................   173,449   3,672,620
    Info Edge India, Ltd........................................    17,545     433,839
    Infosys, Ltd., Sponsored ADR................................ 1,695,776  18,314,381
    Infosys, Ltd................................................ 3,610,458  38,070,064
    InterGlobe Aviation, Ltd....................................   133,462   2,226,184
    ITC, Ltd.................................................... 4,651,620  18,221,683
*   Jindal Steel & Power, Ltd...................................   624,327   1,191,687
    JSW Steel, Ltd.............................................. 2,677,650  10,393,397
    Jubilant Foodworks, Ltd.....................................   107,404   1,916,129
    Kansai Nerolac Paints, Ltd..................................   102,132     633,426
    Kotak Mahindra Bank, Ltd....................................   538,866   9,537,620
    L&T Finance Holdings, Ltd................................... 1,403,145   2,603,644
    Larsen & Toubro Infotech, Ltd...............................    66,360   1,644,697
    Larsen & Toubro, Ltd........................................   593,379  10,930,624
    LIC Housing Finance, Ltd....................................   915,481   5,818,781
    Lupin, Ltd..................................................   355,461   4,379,661
    Mahindra & Mahindra Financial Services, Ltd.................   539,797   3,090,883
    Mahindra & Mahindra, Ltd....................................   649,954   6,239,995
    Mangalore Refinery & Petrochemicals, Ltd....................   285,511     273,515
    Marico, Ltd.................................................   748,884   3,879,350
    Maruti Suzuki India, Ltd....................................   138,331  12,942,278
    Mindtree, Ltd...............................................   153,975   1,940,117
    Motherson Sumi Systems, Ltd................................. 1,437,389   2,849,432
    Motilal Oswal Financial Services, Ltd.......................    25,007     226,354
    Mphasis, Ltd................................................   151,772   2,120,545
    MRF, Ltd....................................................     2,969   2,560,092
    Muthoot Finance, Ltd........................................   319,589   2,271,857
    Natco Pharma, Ltd...........................................     5,022      48,746
    NBCC India, Ltd.............................................   239,532     198,404
    Nestle India, Ltd...........................................    37,106   5,999,232
    NHPC, Ltd................................................... 3,026,547   1,076,905
    NTPC, Ltd................................................... 1,487,422   2,926,810
    Oberoi Realty, Ltd..........................................    85,041     532,933
*   Odisha Cement, Ltd..........................................    78,770   1,146,329
    Oil & Natural Gas Corp., Ltd................................   990,901   1,965,436
    Oil India, Ltd..............................................   271,393     638,361
    Oracle Financial Services Software, Ltd.....................    33,349   1,782,746
    Page Industries, Ltd........................................     5,806   1,910,658
    Petronet LNG, Ltd........................................... 1,989,103   6,368,414
    Pfizer, Ltd.................................................       299      12,778
    Pidilite Industries, Ltd....................................   195,176   3,076,677
    Piramal Enterprises, Ltd....................................   119,497   3,401,607
    PNB Housing Finance, Ltd....................................    26,993     342,742
    Power Finance Corp., Ltd.................................... 1,462,437   2,124,524
    Power Grid Corp. of India, Ltd.............................. 1,910,627   5,076,725
    Procter & Gamble Hygiene & Health Care, Ltd.................    10,490   1,464,487
*   Punjab National Bank........................................ 1,362,458   1,490,284
    Rajesh Exports, Ltd.........................................   152,757   1,308,009
    Ramco Cements, Ltd. (The)...................................    90,421     768,608

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
INDIA -- (Continued)
    RBL Bank, Ltd...............................................    286,334 $  2,282,807
    REC, Ltd....................................................  2,124,950    3,723,300
    Reliance Industries, Ltd....................................  3,145,620   54,402,339
    Reliance Industries, Ltd....................................      3,374      116,234
    Sanofi India, Ltd...........................................        529       48,117
    SBI Life Insurance Co., Ltd.................................     20,898      175,278
    Shree Cement, Ltd...........................................     10,928    2,425,896
    Shriram Transport Finance Co., Ltd..........................    336,598    4,828,587
    Siemens, Ltd................................................     82,309    1,194,028
*   State Bank of India.........................................  1,485,493    6,180,372
*   Steel Authority of India, Ltd...............................    899,628      597,930
    Sun Pharmaceutical Industries, Ltd..........................    747,796    4,437,289
    Sun TV Network, Ltd.........................................    141,320    1,056,354
    Sundaram Finance Holdings, Ltd..............................     27,690       35,361
    Sundaram Finance, Ltd.......................................     43,780      862,855
    Tata Chemicals, Ltd.........................................    100,083      949,975
    Tata Communications, Ltd....................................    109,030      766,807
    Tata Consultancy Services, Ltd..............................  1,381,009   39,084,410
    Tata Global Beverages, Ltd..................................    335,765      959,754
#*  Tata Motors, Ltd., Sponsored ADR............................     41,094      537,099
*   Tata Motors, Ltd............................................  2,887,084    7,365,963
    Tata Power Co., Ltd. (The)..................................  1,856,520    1,864,584
    Tata Steel, Ltd.............................................    532,563    3,590,638
    Tech Mahindra, Ltd..........................................    956,566    9,851,007
    Titan Co., Ltd..............................................    364,783    5,134,946
    Torrent Pharmaceuticals, Ltd................................    105,606    2,715,761
    TVS Motor Co., Ltd..........................................    131,305      923,562
    UltraTech Cement, Ltd.......................................     79,522    3,942,605
    United Breweries, Ltd.......................................     65,858    1,343,497
*   United Spirits, Ltd.........................................    338,070    2,564,421
    UPL, Ltd....................................................  1,089,936   12,062,284
    Vakrangee, Ltd..............................................    367,011      223,348
    Vedanta, Ltd................................................  4,103,469   11,488,098
*   Vodafone Idea, Ltd..........................................  5,576,048    2,366,975
    Voltas, Ltd.................................................    135,147    1,028,557
    Whirlpool of India, Ltd.....................................     10,822      227,041
    Wipro, Ltd..................................................  1,408,295    7,302,420
    Yes Bank, Ltd...............................................  3,352,181    9,198,533
    Zee Entertainment Enterprises, Ltd..........................    681,709    3,635,953
                                                                            ------------
TOTAL INDIA.....................................................             750,772,863
                                                                            ------------
INDONESIA -- (2.9%)
    Ace Hardware Indonesia Tbk PT...............................  3,874,600      471,970
    Adaro Energy Tbk PT......................................... 56,601,000    5,656,396
    Astra Agro Lestari Tbk PT...................................  1,255,245    1,258,589
    Astra International Tbk PT.................................. 22,239,310   13,491,514
    Bank Central Asia Tbk PT....................................  8,457,600   17,108,994
    Bank Danamon Indonesia Tbk PT...............................  4,749,479    3,097,283
    Bank Mandiri Persero Tbk PT................................. 15,448,034    8,278,970
    Bank Negara Indonesia Persero Tbk PT........................ 13,179,322    8,598,949
*   Bank Pan Indonesia Tbk PT...................................  1,807,800      182,549
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT........  1,514,200      252,896
    Bank Rakyat Indonesia Persero Tbk PT........................ 63,168,800   17,509,747
    Bank Tabungan Negara Persero Tbk PT.........................  9,133,700    1,799,516
    Barito Pacific Tbk PT....................................... 12,319,700    2,307,453
    Bayan Resources Tbk PT......................................     79,500      107,982
    Bukit Asam Tbk PT...........................................  8,340,900    2,580,629
*   Bumi Serpong Damai Tbk PT................................... 14,541,100    1,389,126
    Charoen Pokphand Indonesia Tbk PT........................... 11,695,400    6,199,230

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
INDONESIA -- (Continued)
    Gudang Garam Tbk PT.........................................    812,100 $  4,864,376
    Indah Kiat Pulp & Paper Corp. Tbk PT........................  4,827,500    4,520,229
    Indo Tambangraya Megah Tbk PT...............................    600,100      981,485
    Indocement Tunggal Prakarsa Tbk PT..........................  1,672,900    2,306,196
    Indofood CBP Sukses Makmur Tbk PT...........................  3,456,800    2,671,864
    Indofood Sukses Makmur Tbk PT............................... 14,411,400    8,015,902
    Indosat Tbk PT..............................................  1,720,800      337,576
    Japfa Comfeed Indonesia Tbk PT..............................  1,452,100      304,996
    Jasa Marga Persero Tbk PT...................................  3,871,113    1,369,860
    Kalbe Farma Tbk PT.......................................... 27,775,800    3,183,370
    Matahari Department Store Tbk PT............................  3,241,500    1,629,466
    Mayora Indah Tbk PT......................................... 18,503,625    3,421,424
    Media Nusantara Citra Tbk PT................................  6,244,300      378,902
*   Mitra Keluarga Karyasehat Tbk PT............................  2,463,600      266,104
    Pabrik Kertas Tjiwi Kimia Tbk PT............................    493,400      478,036
    Pakuwon Jati Tbk PT......................................... 46,392,900    2,161,197
    Perusahaan Gas Negara Persero Tbk........................... 14,270,600    2,636,049
    Sarana Menara Nusantara Tbk PT..............................  6,768,700      409,605
    Semen Baturaja Persero Tbk PT...............................  1,298,200      151,023
    Semen Indonesia Persero Tbk PT..............................  4,499,500    4,088,892
    Sinar Mas Agro Resources & Technology Tbk PT................  1,035,900      306,143
    Surya Citra Media Tbk PT....................................  8,971,800    1,213,962
    Telekomunikasi Indonesia Persero Tbk PT..................... 37,216,900   10,386,443
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR......    196,768    5,503,601
*   Totalindo Eka Persada Tbk PT................................    722,000       41,147
    Tower Bersama Infrastructure Tbk PT.........................  2,503,600      882,772
    Unilever Indonesia Tbk PT...................................  2,015,700    7,212,318
    United Tractors Tbk PT......................................  4,047,896    7,465,556
*   Vale Indonesia Tbk PT.......................................  4,292,200    1,190,504
    Waskita Karya Persero Tbk PT................................ 14,656,579    2,081,077
*   XL Axiata Tbk PT............................................ 12,061,400    1,872,846
                                                                            ------------
TOTAL INDONESIA.................................................             172,624,714
                                                                            ------------
MALAYSIA -- (3.0%)
    AFFIN Bank Bhd..............................................    538,890      291,830
    AirAsia Group Bhd...........................................  6,063,200    4,519,885
    Alliance Bank Malaysia Bhd..................................  1,892,200    1,964,516
    AMMB Holdings Bhd...........................................  3,518,659    3,879,731
    Astro Malaysia Holdings Bhd.................................  2,488,700    1,023,406
#   Axiata Group Bhd............................................  4,573,695    4,499,892
    Batu Kawan Bhd..............................................    105,400      437,669
    BIMB Holdings Bhd...........................................  1,193,855    1,094,994
    Boustead Holdings Bhd.......................................    264,800       94,548
    British American Tobacco Malaysia Bhd.......................    238,400    2,239,254
    Bursa Malaysia Bhd..........................................    406,600      726,021
    Carlsberg Brewery Malaysia Bhd, Class B.....................     26,500      132,739
    CIMB Group Holdings Bhd.....................................  4,821,294    6,636,831
    Dialog Group Bhd............................................  1,487,318    1,091,382
    DiGi.Com Bhd................................................  5,082,520    5,807,569
    FGV Holdings Bhd............................................  3,748,000      917,596
    Fraser & Neave Holdings Bhd.................................    112,600      936,056
    Gamuda Bhd..................................................  2,846,200    1,920,535
    Genting Bhd.................................................  5,238,500    8,893,752
    Genting Malaysia Bhd........................................  4,360,000    3,513,435
    Genting Plantations Bhd.....................................    415,400    1,036,526
    HAP Seng Consolidated Bhd...................................    973,700    2,348,868
#   Hartalega Holdings Bhd......................................  2,213,600    2,929,048
    Heineken Malaysia Bhd.......................................     30,400      154,712
    Hong Leong Bank Bhd.........................................    446,566    2,255,495

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES      VALUE>>
                                                                 ---------- ------------
MALAYSIA -- (Continued)
    Hong Leong Financial Group Bhd..............................    667,383 $  3,217,060
    IHH Healthcare Bhd..........................................  1,798,500    2,470,239
    IJM Corp. Bhd...............................................  5,975,162    2,672,022
    Inari Amertron Bhd..........................................  3,266,200    1,203,615
    IOI Corp. Bhd...............................................  3,070,405    3,494,595
    IOI Properties Group Bhd....................................  2,744,029    1,047,585
    Kuala Lumpur Kepong Bhd.....................................    692,500    4,173,618
    Malayan Banking Bhd.........................................  4,762,143   11,109,770
    Malaysia Airports Holdings Bhd..............................  2,453,741    4,831,192
    Malaysia Building Society Bhd...............................  3,920,810      955,378
    Maxis Bhd...................................................  2,881,400    4,053,060
    MISC Bhd....................................................  2,133,598    3,539,839
#   MMC Corp. Bhd...............................................  1,596,500      328,485
    Nestle Malaysia Bhd.........................................     44,500    1,614,007
    Petronas Chemicals Group Bhd................................  3,389,400    7,004,808
    Petronas Dagangan Bhd.......................................    307,800    1,988,218
    Petronas Gas Bhd............................................    890,500    3,936,269
    PPB Group Bhd...............................................    947,980    4,210,257
#   Press Metal Aluminium Holdings Bhd..........................  1,919,800    2,029,360
    Public Bank Bhd.............................................  3,656,014   22,146,172
    QL Resources Bhd............................................    824,890    1,363,125
    RHB Bank Bhd................................................  1,497,605    1,988,741
#*  Sapura Energy Bhd...........................................  1,536,800       99,875
    Sime Darby Bhd..............................................  4,343,661    2,386,292
    Sime Darby Plantation Bhd...................................  3,100,461    3,912,746
    Sime Darby Property Bhd.....................................  3,068,061      863,705
    SP Setia Bhd Group..........................................  1,588,249      999,163
#   Sunway Bhd..................................................  3,542,825    1,403,169
#   Telekom Malaysia Bhd........................................  1,604,564    1,142,489
    Tenaga Nasional Bhd.........................................  3,718,850   11,743,224
    Top Glove Corp. Bhd.........................................  2,440,300    2,878,735
    UMW Holdings Bhd............................................    936,466    1,336,744
    United Plantations Bhd......................................     46,700      295,524
    Westports Holdings Bhd......................................  1,568,000    1,426,401
    YTL Corp. Bhd............................................... 13,545,299    3,642,796
    YTL Power International Bhd.................................  2,843,597      625,439
                                                                            ------------
TOTAL MALAYSIA..................................................             181,480,007
                                                                            ------------
MEXICO -- (3.7%)
    Alfa S.A.B. de C.V., Class A................................ 10,029,898   12,656,536
    America Movil S.A.B. de C.V., Sponsored ADR, Class L........    109,448    1,756,640
    America Movil S.A.B. de C.V., Series L...................... 48,207,854   38,798,723
    Arca Continental S.A.B. de C.V..............................    668,845    3,880,733
    Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero..........................................
    Santand, ADR................................................     98,766      735,807
#   Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero..........................................
    SANTAND, CLASS B............................................ 2,874,373   4,287,002
#   Becle S.A.B. de C.V.........................................    416,584      533,740
*   Cemex S.A.B. de C.V......................................... 24,758,419   13,426,496
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR...............     13,053      811,766
    Coca-Cola Femsa S.A.B. de C.V., Series L....................    337,326    2,107,863
    El Puerto de Liverpool S.A.B. de C.V........................    293,210    1,920,974
    Fomento Economico Mexicano S.A.B. de C.V....................  1,232,252   11,212,689
    Gruma S.A.B. de C.V., Class B...............................    573,607    7,006,961
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR........     13,641    1,229,600
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B....    533,221    4,798,146
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR.........     32,374    5,890,449
    Grupo Bimbo S.A.B. de C.V., Class A.........................  2,348,504    4,648,557
#   Grupo Carso S.A.B. de C.V., Series A1.......................    793,269    3,111,306

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
MEXICO -- (Continued)
#   Grupo Elektra S.A.B. de C.V.................................     95,655 $  5,192,375
    Grupo Financiero Banorte S.A.B. de C.V......................  2,393,709   13,312,814
    Grupo Financiero Inbursa S.A.B. de C.V......................  3,950,124    5,707,588
    Grupo Lala S.A.B. de C.V....................................    676,654      820,240
#   Grupo Mexico S.A.B. de C.V., Series B.......................  6,360,255   15,137,089
    Grupo Televisa S.A.B., Sponsored ADR........................    202,737    2,536,240
#   Grupo Televisa S.A.B., Series CPO...........................  3,716,830    9,316,250
#*  Impulsora del Desarrollo y el Empleo en America Latina
      S.A.B. de C.V.............................................  2,300,948    4,030,998
#   Industrias Penoles S.A.B. de C.V............................    371,252    5,067,421
    Infraestructura Energetica Nova S.A.B. de C.V...............    759,365    2,978,330
#   Kimberly-Clark de Mexico S.A.B. de C.V., Class A............  2,712,172    4,542,921
    Megacable Holdings S.A.B. de C.V............................    250,780    1,127,984
#   Mexichem S.A.B. de C.V......................................  3,426,482    9,176,229
*   Organizacion Soriana S.A.B. de C.V., Class B................  1,059,965    1,491,093
    Promotora y Operadora de Infraestructura S.A.B. de C.V......    284,767    2,897,967
    Wal-Mart de Mexico S.A.B. de C.V............................  7,198,435   18,908,726
                                                                            ------------
TOTAL MEXICO....................................................             221,058,253
                                                                            ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA, ADR.................................     15,158      151,583
#   Cia de Minas Buenaventura SAA, ADR..........................    125,122    1,958,159
    Credicorp, Ltd..............................................     70,995   17,236,166
    Grana y Montero SAA, Sponsored ADR..........................    108,988      347,672
                                                                            ------------
TOTAL PERU......................................................              19,693,580
                                                                            ------------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc................................  2,290,670    2,835,387
    Aboitiz Power Corp..........................................  1,962,800    1,449,592
    Alliance Global Group, Inc..................................  9,328,900    2,454,016
    Ayala Corp..................................................    321,242    5,729,286
    Ayala Land, Inc.............................................  9,812,818    8,384,152
    Bank of the Philippine Islands..............................  1,033,712    1,809,394
    BDO Unibank, Inc............................................  1,553,962    4,037,391
    Bloomberry Resorts Corp.....................................    827,600      175,481
    DMCI Holdings, Inc.......................................... 12,579,700    3,042,277
    Emperador, Inc..............................................  1,850,900      266,472
    Globe Telecom, Inc..........................................     65,285    2,539,208
    GT Capital Holdings, Inc....................................    151,745    3,116,713
    International Container Terminal Services, Inc..............  1,287,400    2,677,610
    JG Summit Holdings, Inc.....................................  3,198,480    3,976,638
    Jollibee Foods Corp.........................................    639,740    3,885,213
    LT Group, Inc...............................................  4,703,300    1,401,577
    Manila Electric Co..........................................    295,630    2,079,661
    Megaworld Corp.............................................. 25,471,100    2,529,208
    Metro Pacific Investments Corp.............................. 20,451,700    1,911,782
    Metropolitan Bank & Trust Co................................  1,385,577    2,236,557
*   Philippine National Bank....................................     43,048       37,192
    PLDT, Inc., Sponsored ADR...................................     90,189    2,237,589
    PLDT, Inc...................................................     90,000    2,237,000
    Puregold Price Club, Inc....................................  2,074,700    1,812,684
    Robinsons Land Corp.........................................  3,184,682    1,347,717
    Robinsons Retail Holdings, Inc..............................    541,860      914,828
    San Miguel Corp.............................................  1,462,960    4,641,096
    Security Bank Corp..........................................    429,970    1,479,111
    Semirara Mining & Power Corp................................  1,973,600      898,254
    SM Investments Corp.........................................    189,763    3,619,987
    SM Prime Holdings, Inc......................................  7,730,810    5,668,339
*   Top Frontier Investment Holdings, Inc.......................     42,789      230,255

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
PHILIPPINES -- (Continued)
    Universal Robina Corp....................................... 1,309,160 $  3,723,296
                                                                           ------------
TOTAL PHILIPPINES...............................................             85,384,963
                                                                           ------------
POLAND -- (1.7%)
*   Alior Bank SA...............................................   216,845    3,358,681
*   AmRest Holdings SE..........................................    15,205      160,979
    Bank Handlowy w Warszawie SA................................    49,928      928,346
*   Bank Millennium SA.......................................... 1,319,118    3,133,093
#   Bank Pekao SA...............................................   120,869    3,597,219
    CCC SA......................................................    39,570    1,905,226
*   CD Projekt SA...............................................    91,082    4,651,116
*   Cyfrowy Polsat SA...........................................   554,923    3,535,590
*   Dino Polska SA..............................................    73,877    1,994,156
*   Enea SA.....................................................     9,673       27,910
    Grupa Azoty SA..............................................    80,163      798,832
    Grupa Lotos SA..............................................   352,784    8,820,357
#   ING Bank Slaski SA..........................................    37,962    1,952,460
*   Jastrzebska Spolka Weglowa SA...............................   115,275    2,119,521
*   KGHM Polska Miedz SA........................................   370,074    9,388,489
    LPP SA......................................................     2,046    4,597,905
    mBank SA....................................................    30,837    3,723,621
*   Orange Polska SA............................................   531,341      800,030
*   PGE Polska Grupa Energetyczna SA............................ 1,870,651    5,983,189
    Polski Koncern Naftowy Orlen S.A............................   565,808   15,942,070
    Polskie Gornictwo Naftowe i Gazownictwo SA.................. 1,863,953    3,826,225
    Powszechna Kasa Oszczednosci Bank Polski SA.................   606,333    6,445,370
    Powszechny Zaklad Ubezpieczen SA............................   808,411    9,713,986
    Santander Bank Polska SA....................................    33,813    3,401,775
*   Tauron Polska Energia SA....................................   737,950      471,889
                                                                           ------------
TOTAL POLAND....................................................            101,278,035
                                                                           ------------
RUSSIA -- (1.8%)
    Gazprom PJSC, Sponsored ADR................................. 2,221,918   10,863,437
    Gazprom PJSC, Sponsored ADR.................................    42,939      210,186
    Lukoil PJSC, Sponsored ADR(BYZF386).........................    68,365    5,482,873
    Lukoil PJSC, Sponsored ADR(BYZDW2900).......................   171,816   13,796,386
    Magnitogorsk Iron & Steel Works PJSC, GDR...................   199,210    1,720,171
*   Mail.Ru Group, Ltd., GDR....................................    57,637    1,422,481
    MMC Norilsk Nickel PJSC, ADR................................    36,191      760,373
    MMC Norilsk Nickel PJSC, ADR................................   406,377    8,464,154
    Novatek PJSC, GDR...........................................    41,558    7,630,003
    Novolipetsk Steel PJSC, GDR.................................   111,869    2,622,491
    PhosAgro PJSC, GDR..........................................    83,207    1,134,456
    PhosAgro PJSC, GDR..........................................    27,937      380,502
    Rosneft Oil Co. PJSC, GDR...................................    54,030      337,688
    Rosneft Oil Co. PJSC, GDR...................................   700,727    4,381,786
    Rostelecom PJSC, Sponsored ADR..............................    20,806      136,695
    Rostelecom PJSC, Sponsored ADR..............................    78,867      527,764
    RusHydro PJSC, ADR..........................................    12,131        8,959
    RusHydro PJSC, ADR.......................................... 1,196,354      877,685
    Sberbank of Russia PJSC, Sponsored ADR...................... 1,818,206   24,725,340
    Severstal PJSC, GDR.........................................   191,829    2,929,447
    Severstal PJSC, GDR.........................................     3,447       52,601
    Tatneft PJSC, Sponsored ADR.................................   137,960   10,139,905
    VEON, Ltd., ADR.............................................   283,561      717,409
    VTB Bank PJSC, GDR.......................................... 1,358,280    1,717,959
    VTB Bank PJSC, GDR.......................................... 1,913,221    2,420,225

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
RUSSIA -- (Continued)
    X5 Retail Group NV, GDR.....................................   117,627 $  3,100,648
                                                                           ------------
TOTAL RUSSIA....................................................            106,561,624
                                                                           ------------
SOUTH AFRICA -- (7.5%)
    Absa Group, Ltd............................................. 2,001,955   28,094,143
    Anglo American Platinum, Ltd................................    87,998    4,247,651
    AngloGold Ashanti, Ltd......................................    30,125      424,864
#   AngloGold Ashanti, Ltd., Sponsored ADR...................... 1,637,102   23,394,188
    Aspen Pharmacare Holdings, Ltd..............................   574,874    6,319,211
    Assore, Ltd.................................................    26,096      677,257
    AVI, Ltd....................................................   429,602    3,019,760
    Bid Corp., Ltd..............................................   684,844   14,696,935
    Bidvest Group, Ltd. (The)...................................   873,084   13,390,640
    Capitec Bank Holdings, Ltd..................................    75,595    6,668,186
#   Clicks Group, Ltd...........................................   400,578    5,956,512
    Discovery, Ltd..............................................   731,267    8,790,930
    Distell Group Holdings, Ltd.................................    28,984      251,105
    Exxaro Resources, Ltd.......................................   608,058    7,087,359
    FirstRand, Ltd.............................................. 4,821,116   25,333,880
#   Foschini Group, Ltd. (The)..................................   428,773    5,492,835
    Gold Fields, Ltd., Sponsored ADR............................ 3,443,277   14,117,436
    Imperial Logistics, Ltd.....................................   583,684    2,993,600
    Investec, Ltd...............................................   684,825    4,513,848
    Kumba Iron Ore, Ltd.........................................   164,394    4,231,566
    Liberty Holdings, Ltd.......................................   302,881    2,447,232
    Life Healthcare Group Holdings, Ltd......................... 3,525,337    7,226,707
*   MMI Holdings, Ltd........................................... 1,086,797    1,377,013
    Mondi, Ltd..................................................   303,793    7,554,262
#   Mr. Price Group, Ltd........................................   439,100    7,391,356
    MTN Group, Ltd.............................................. 3,510,155   22,966,377
    Naspers, Ltd., Class N......................................   271,287   62,755,125
    Nedbank Group, Ltd..........................................   665,313   14,399,200
#   NEPI Rockcastle P.L.C.......................................   360,968    3,412,987
    Netcare, Ltd................................................ 2,825,287    5,318,024
    Pick n Pay Stores, Ltd......................................   261,842    1,372,575
    Pioneer Foods Group, Ltd....................................    47,263      281,613
    PSG Group, Ltd..............................................   301,924    5,725,610
    Sanlam, Ltd................................................. 3,606,425   22,924,239
    Sappi, Ltd.................................................. 1,893,884   11,188,337
    Sasol, Ltd., Sponsored ADR..................................   742,393   22,427,693
    Shoprite Holdings, Ltd......................................   724,615    8,966,221
*   Sibanye Gold, Ltd........................................... 3,857,019    3,352,289
    SPAR Group, Ltd. (The)......................................   284,382    4,291,161
    Standard Bank Group, Ltd.................................... 2,064,368   30,500,426
#*  Steinhoff International Holdings NV......................... 3,896,458      488,159
    Telkom SA SOC, Ltd..........................................    77,207      390,644
    Tiger Brands, Ltd...........................................   311,532    6,532,375
    Truworths International, Ltd................................   979,184    5,959,609
    Vodacom Group, Ltd..........................................   757,800    6,895,517
    Woolworths Holdings, Ltd.................................... 2,502,184    9,509,264
                                                                           ------------
TOTAL SOUTH AFRICA..............................................            455,355,921
                                                                           ------------
SOUTH KOREA -- (16.4%)
    Amorepacific Corp...........................................    27,561    4,507,273
    AMOREPACIFIC Group..........................................    27,890    1,723,412
    BGF Co., Ltd................................................   216,994    1,550,752
    BGF retail Co., Ltd.........................................     3,765      621,551
    BNK Financial Group, Inc....................................   525,177    3,474,093

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
*   Celltrion Pharm, Inc........................................     7,682 $   436,704
#*  Celltrion, Inc..............................................    79,315  15,703,956
    Cheil Worldwide, Inc........................................    93,735   1,979,652
    CJ CGV Co., Ltd.............................................     4,832     185,825
    CJ CheilJedang Corp.........................................    19,918   6,139,797
    CJ Corp.....................................................    44,364   4,817,407
    CJ ENM Co., Ltd.............................................     9,354   1,788,009
*   CJ Logistics Corp...........................................    10,274   1,553,604
    Com2uSCorp..................................................    11,105   1,145,401
    Cosmax, Inc.................................................     4,801     545,425
    Coway Co., Ltd..............................................    80,403   6,059,373
    Cuckoo Holdings Co., Ltd....................................       768      86,381
*   Cuckoo Homesys Co., Ltd.....................................       190      30,309
    Daelim Industrial Co., Ltd..................................    56,433   5,413,646
*   Daewoo Engineering & Construction Co., Ltd..................   194,727     910,407
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd...........    71,856   2,403,887
    Daewoong Pharmaceutical Co., Ltd............................       927     161,797
    DB Insurance Co., Ltd.......................................   163,518  10,211,688
    DGB Financial Group, Inc....................................   320,239   2,501,205
    Dongsuh Cos., Inc...........................................    15,171     262,169
    Doosan Bobcat, Inc..........................................    53,931   1,612,918
    Doosan Corp.................................................    16,851   1,786,389
#*  Doosan Heavy Industries & Construction Co., Ltd.............   239,641   2,456,929
#*  Doosan Infracore Co., Ltd...................................   492,270   3,848,503
    Douzone Bizon Co., Ltd......................................    19,977     742,272
    E-MART, Inc.................................................    33,241   5,741,801
    Fila Korea, Ltd.............................................    57,807   2,484,230
    Grand Korea Leisure Co., Ltd................................    41,934     971,789
    Green Cross Corp............................................     4,294     531,541
    Green Cross Holdings Corp...................................    23,565     507,453
#   GS Engineering & Construction Corp..........................   129,093   5,471,913
    GS Holdings Corp............................................   185,417   9,075,324
    GS Home Shopping, Inc.......................................     4,597     784,794
    GS Retail Co., Ltd..........................................    53,143   1,721,563
    Hana Financial Group, Inc...................................   550,048  19,777,806
*   Hanall Biopharma Co., Ltd...................................     7,801     245,907
#   Hanjin Kal Corp.............................................    50,230   1,252,920
    Hankook Tire Co., Ltd.......................................   132,767   4,994,176
    Hanmi Pharm Co., Ltd........................................     5,930   2,320,310
#   Hanmi Science Co., Ltd......................................    10,613     700,789
    Hanon Systems...............................................   266,528   3,077,326
    Hanssem Co., Ltd............................................    16,476   1,063,283
*   Hanwha Aerospace Co., Ltd...................................    50,134   1,418,977
*   Hanwha Chemical Corp........................................   274,094   5,559,378
    Hanwha Corp.................................................   173,110   5,487,147
    Hanwha Life Insurance Co., Ltd.............................. 1,038,851   4,024,175
    HDC Holdings Co., Ltd.......................................   202,810   3,414,091
    Hite Jinro Co., Ltd.........................................    48,621     740,011
#*  HLB, Inc....................................................    27,568   1,868,987
#   Hotel Shilla Co., Ltd.......................................    48,943   3,384,805
*   Hugel, Inc..................................................     2,135     642,831
*   Hyosung Advanced Materials Corp.............................     7,969     823,104
*   Hyosung Chemical Corp.......................................     5,674     722,518
#*  Hyosung Corp................................................    39,608   2,501,233
*   Hyosung TNC Co., Ltd........................................     7,698   1,192,603
#   Hyundai Construction Equipment Co., Ltd.....................    17,784     885,544
    Hyundai Department Store Co., Ltd...........................    27,576   2,373,907
    Hyundai Elevator Co., Ltd...................................    14,161   1,423,571
    Hyundai Engineering & Construction Co., Ltd.................   120,529   6,772,602

THE EMERGING MARKETS SERIES
CONTINUED


                                                                 SHARES    VALUE>>
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
    Hyundai Glovis Co., Ltd.....................................  30,952 $ 3,957,522
    Hyundai Greenfood Co., Ltd..................................  43,241     535,090
*   Hyundai Heavy Industries Co., Ltd...........................  55,503   6,945,829
*   Hyundai Heavy Industries Holdings Co., Ltd..................  21,463   6,947,297
    Hyundai Home Shopping Network Corp..........................   5,020     465,013
    Hyundai Marine & Fire Insurance Co., Ltd.................... 208,568   7,000,294
*   Hyundai Merchant Marine Co., Ltd............................ 188,580     679,853
#   Hyundai Mipo Dockyard Co., Ltd..............................  40,720   2,307,442
    Hyundai Mobis Co., Ltd......................................  59,300  12,012,231
    Hyundai Motor Co............................................ 128,680  15,001,713
#*  Hyundai Rotem Co., Ltd......................................  32,868     787,031
    Hyundai Steel Co............................................ 191,753   8,823,396
    Hyundai Wia Corp............................................  18,822     740,556
#   Iljin Materials Co., Ltd....................................  17,651     647,089
*   Industrial Bank of Korea.................................... 471,813   6,043,485
    Innocean Worldwide, Inc.....................................   3,114     197,162
    Jeil Pharmaceutical Co., Ltd................................     157       6,380
#*  Kakao Corp..................................................  28,969   2,595,252
    Kangwon Land, Inc........................................... 104,801   3,206,427
*   KB Financial Group, Inc..................................... 304,931  13,102,055
*   KB Financial Group, Inc., ADR...............................  58,792   2,511,006
    KCC Corp....................................................  11,664   3,434,347
    KEPCO Plant Service & Engineering Co., Ltd..................  30,975     946,591
#   Kia Motors Corp............................................. 400,369  13,091,296
#   KIWOOM Securities Co., Ltd..................................  25,281   1,967,247
    Koh Young Technology, Inc...................................   2,393     176,865
    Kolon Industries, Inc.......................................  40,014   2,140,452
*   Komipharm International Co., Ltd............................  25,078     516,001
*   Korea Aerospace Industries, Ltd.............................  37,044   1,139,562
#*  Korea Electric Power Corp., Sponsored ADR................... 130,759   2,004,535
*   Korea Electric Power Corp................................... 150,306   4,644,980
*   Korea Gas Corp..............................................  41,078   2,001,953
    Korea Investment Holdings Co., Ltd..........................  86,314   5,006,050
#   Korea Kolmar Co., Ltd.......................................  15,861     962,545
    Korea Petrochemical Ind Co., Ltd............................   4,681     715,645
    Korea Zinc Co., Ltd.........................................   9,767   3,867,758
    Korean Air Lines Co., Ltd................................... 185,901   6,089,363
    Korean Reinsurance Co.......................................  69,779     563,874
*   KT Corp., Sponsored ADR.....................................  82,100   1,134,622
*   KT&G Corp...................................................  98,283   8,751,295
    Kumho Petrochemical Co., Ltd................................  36,680   2,974,907
*   Kumho Tire Co., Inc......................................... 104,196     476,863
    LG Chem, Ltd................................................  41,518  13,773,335
    LG Corp..................................................... 144,282  10,088,401
#*  LG Display Co., Ltd., ADR................................... 808,137   6,836,839
#*  LG Display Co., Ltd......................................... 525,059   8,943,134
    LG Electronics, Inc......................................... 216,779  13,011,588
    LG Household & Health Care, Ltd.............................  13,212  15,032,294
    LG Innotek Co., Ltd.........................................  40,182   3,548,618
    LG Uplus Corp............................................... 450,480   6,122,959
    LIG Nex1 Co., Ltd...........................................   2,016      61,754
    Lotte Chemical Corp.........................................  42,891  11,600,901
    Lotte Chilsung Beverage Co., Ltd............................      28      36,137
    Lotte Confectionery Co., Ltd................................     237      37,147
*   Lotte Corp..................................................  22,342   1,053,489
    LOTTE Fine Chemical Co., Ltd................................  26,238   1,072,914
    LOTTE Himart Co., Ltd.......................................  14,100     642,149
    Lotte Shopping Co., Ltd.....................................  21,301   3,757,271
    LS Corp.....................................................  41,095   2,123,843

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
    SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd..............................    27,263 $  1,289,598
    Macquarie Korea Infrastructure Fund.........................   501,890    4,456,687
    Mando Corp..................................................    64,625    1,976,804
    Medy-Tox, Inc...............................................     7,354    3,444,509
    Meritz Financial Group, Inc.................................   132,014    1,468,928
    Meritz Fire & Marine Insurance Co., Ltd.....................   174,445    3,482,689
    Meritz Securities Co., Ltd..................................   775,459    3,204,153
#   Mirae Asset Daewoo Co., Ltd.................................   725,447    4,973,341
    NAVER Corp..................................................   146,943   18,013,088
    NCSoft Corp.................................................    16,404    6,907,450
#   Netmarble Corp..............................................    13,796    1,331,524
    Nexen Tire Corp.............................................    44,385      393,594
    NH Investment & Securities Co., Ltd.........................   271,628    3,421,606
*   NHN Entertainment Corp......................................    13,146      700,743
    NongShim Co., Ltd...........................................     5,761    1,448,481
    OCI Co., Ltd................................................    46,230    4,468,487
    Orion Corp..................................................     8,589      877,178
    Orion Holdings Corp.........................................    68,636    1,167,162
    Ottogi Corp.................................................     1,212      849,806
*   Pan Ocean Co., Ltd..........................................   431,074    1,762,647
    Paradise Co., Ltd...........................................    42,701      703,233
*   Pearl Abyss Corp............................................     6,703    1,164,310
    POSCO, Sponsored ADR........................................   104,186    6,274,081
    POSCO.......................................................    70,065   17,295,680
#   POSCO Chemtech Co., Ltd.....................................    24,010    1,289,216
#   Posco Daewoo Corp...........................................    99,219    1,793,682
    S-1 Corp....................................................    25,840    2,387,678
*   Samsung Biologics Co., Ltd..................................     6,405    2,311,589
    Samsung C&T Corp............................................    51,407    5,561,827
    Samsung Card Co., Ltd.......................................    51,403    1,540,065
#   Samsung Electro-Mechanics Co., Ltd..........................    47,511    4,649,659
    Samsung Electronics Co., Ltd., GDR..........................    52,509   54,114,484
    Samsung Electronics Co., Ltd................................ 4,912,950  204,841,067
*   Samsung Engineering Co., Ltd................................   148,644    2,246,826
    Samsung Fire & Marine Insurance Co., Ltd....................    63,656   15,618,444
*   Samsung Heavy Industries Co., Ltd...........................   840,137    6,901,061
    Samsung Life Insurance Co., Ltd.............................    61,511    4,890,940
#   Samsung SDI Co., Ltd........................................    39,931    8,060,419
    Samsung SDS Co., Ltd........................................    29,343    5,922,055
    Samsung Securities Co., Ltd.................................   124,249    3,750,796
    Seoul Semiconductor Co., Ltd................................    43,467      930,674
    SFA Engineering Corp........................................    28,906    1,066,480
*   Shinhan Financial Group Co., Ltd............................   305,033   11,798,086
*   Shinhan Financial Group Co., Ltd., ADR......................    67,490    2,597,015
    Shinsegae, Inc..............................................    14,738    3,519,447
    SK Discovery Co., Ltd.......................................    41,989    1,095,201
    SK Holdings Co., Ltd........................................    44,983   10,685,239
    SK Hynix, Inc...............................................   821,484   54,932,405
    SK Innovation Co., Ltd......................................    86,337   14,655,555
    SK Materials Co., Ltd.......................................     9,016    1,265,319
    SK Networks Co., Ltd........................................   327,565    1,750,776
    SK Telecom Co., Ltd., Sponsored ADR.........................    24,883      631,779
    SK Telecom Co., Ltd.........................................    18,352    4,248,640
    SKC Co., Ltd................................................    45,410    1,586,031
*   SKCKOLONPI, Inc.............................................     1,566       48,949
    S-Oil Corp..................................................    39,787    3,746,395
    Ssangyong Cement Industrial Co., Ltd........................   246,810    1,474,572
    Taekwang Industrial Co., Ltd................................       487      594,784
    Tongyang Life Insurance Co., Ltd............................    44,805      198,215

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
SOUTH KOREA -- (Continued)
*   Woori Bank..................................................    767,967 $ 10,341,956
    Woori Financial Group, Inc..................................      3,749      151,460
    Young Poong Corp............................................        463      319,459
*   Youngone Corp...............................................     43,468    1,354,573
    Yuhan Corp..................................................      9,855    2,109,836
*   Yungjin Pharmaceutical Co., Ltd.............................     60,994      356,974
                                                                            ------------
TOTAL SOUTH KOREA...............................................             991,896,197
                                                                            ------------
TAIWAN -- (14.1%)
#   Accton Technology Corp......................................    685,000    2,465,290
#   Acer, Inc...................................................  4,849,811    3,161,985
    Advantech Co., Ltd..........................................    373,663    2,817,727
#   Airtac International Group..................................    218,518    2,577,262
    ASE Technology Holding Co., Ltd., ADR.......................    133,966      534,525
    ASE Technology Holding Co., Ltd.............................  7,079,782   14,238,392
    Asia Cement Corp............................................  3,763,758    4,525,403
*   Asia Pacific Telecom Co., Ltd...............................  2,696,000      624,785
    Asustek Computer, Inc.......................................  1,099,180    8,568,406
#   AU Optronics Corp., Sponsored ADR...........................    228,303      874,401
#   AU Optronics Corp........................................... 23,916,873    9,375,383
    Brighton-Best International Taiwan, Inc.....................    175,000      208,131
    Catcher Technology Co., Ltd.................................  1,524,429   11,735,114
    Cathay Financial Holding Co., Ltd...........................  6,545,450    9,412,851
    Chailease Holding Co., Ltd..................................  2,451,916    9,157,746
    Chang Hwa Commercial Bank, Ltd..............................  9,221,974    5,405,173
#   Cheng Shin Rubber Industry Co., Ltd.........................  3,477,965    4,927,996
    Chicony Electronics Co., Ltd................................  1,172,497    2,587,329
    China Airlines, Ltd.........................................  9,779,536    3,392,351
    China Development Financial Holding Corp.................... 22,365,121    7,346,407
    China Life Insurance Co., Ltd...............................  4,546,354    4,142,140
    China Motor Corp............................................    825,000      645,065
*   China Petrochemical Development Corp........................  3,819,000    1,344,860
    China Steel Corp............................................ 15,533,932   12,952,329
    Chipbond Technology Corp....................................  1,246,000    2,768,704
    Chroma ATE, Inc.............................................    642,000    2,581,908
    Chunghwa Telecom Co., Ltd., Sponsored ADR...................    258,465    9,072,121
    Chunghwa Telecom Co., Ltd...................................  1,536,000    5,388,268
    Compal Electronics, Inc.....................................  8,616,541    5,167,164
    CTBC Financial Holding Co., Ltd............................. 20,702,175   14,096,984
    CTCI Corp...................................................  1,199,000    1,841,908
#   Delta Electronics, Inc......................................  2,064,486   10,315,761
    E Ink Holdings, Inc.........................................  1,072,000    1,148,460
    E.Sun Financial Holding Co., Ltd............................ 15,030,377   10,534,829
    Eclat Textile Co., Ltd......................................    258,402    2,969,791
    Eternal Materials Co., Ltd..................................  1,630,591    1,332,299
    Eva Airways Corp............................................  8,054,441    3,938,006
    Evergreen Marine Corp. Taiwan, Ltd..........................  5,141,782    2,025,733
    Far Eastern New Century Corp................................  7,623,085    7,482,385
    Far EasTone Telecommunications Co., Ltd.....................  2,601,000    6,104,625
    Feng Hsin Steel Co., Ltd....................................      7,000       13,336
    Feng TAY Enterprise Co., Ltd................................    500,424    3,189,239
#   First Financial Holding Co., Ltd............................ 15,909,988   10,609,378
    Formosa Chemicals & Fibre Corp..............................  2,951,518   10,271,697
#   Formosa Petrochemical Corp..................................  1,719,000    6,104,044
    Formosa Plastics Corp.......................................  3,312,153   11,084,161
#   Formosa Sumco Technology Corp...............................     29,000      120,082
    Formosa Taffeta Co., Ltd....................................  1,412,000    1,629,559
    Foxconn Technology Co., Ltd.................................  1,494,627    2,916,762
    Fubon Financial Holding Co., Ltd............................  8,817,233   12,928,139

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
TAIWAN -- (Continued)
    General Interface Solution Holding, Ltd.....................    491,000 $ 1,725,333
    Giant Manufacturing Co., Ltd................................    489,506   2,455,925
#   Globalwafers Co., Ltd.......................................    293,000   2,897,385
#   Gourmet Master Co., Ltd.....................................    133,840     940,663
    HannStar Display Corp.......................................  2,756,000     621,667
    Highwealth Construction Corp................................  1,158,190   1,825,609
    Hiwin Technologies Corp.....................................    452,627   3,667,328
    Hon Hai Precision Industry Co., Ltd.........................  9,612,322  22,280,627
#   Hota Industrial Manufacturing Co., Ltd......................    290,235   1,158,870
#   Hotai Motor Co., Ltd........................................    390,000   3,776,168
*   HTC Corp....................................................    301,235     366,830
    Hua Nan Financial Holdings Co., Ltd......................... 12,116,935   7,319,956
    Innolux Corp................................................ 29,692,241  10,239,455
    Inventec Corp...............................................  5,188,550   4,051,084
    Kenda Rubber Industrial Co., Ltd............................    537,377     525,626
#   King Slide Works Co., Ltd...................................     57,000     639,050
    King's Town Bank Co., Ltd...................................  1,629,000   1,563,875
#   Largan Precision Co., Ltd...................................    133,860  17,020,077
    Lien Hwa Industrial Corp....................................     83,600      82,724
#   Lite-On Technology Corp.....................................  4,435,410   6,623,153
#   Long Chen Paper Co., Ltd....................................    231,943     116,518
#   Macronix International......................................  5,042,074   3,337,424
    MediaTek, Inc...............................................  1,092,995   8,856,467
    Mega Financial Holding Co., Ltd............................. 17,948,369  15,668,541
    Merida Industry Co., Ltd....................................    164,287     816,642
    Micro-Star International Co., Ltd...........................  1,836,000   4,532,998
    Nan Ya Plastics Corp........................................  4,331,599  10,823,261
#   Nanya Technology Corp.......................................  2,106,010   4,277,094
    Nien Made Enterprise Co., Ltd...............................    257,000   2,214,755
    Novatek Microelectronics Corp...............................    883,000   4,638,864
    Parade Technologies, Ltd....................................     82,000   1,361,041
#   Pegatron Corp...............................................  4,155,345   7,098,113
    Phison Electronics Corp.....................................    295,000   2,447,538
    Pou Chen Corp...............................................  6,126,487   7,430,146
    Powertech Technology, Inc...................................  2,362,819   5,546,953
    Poya International Co., Ltd.................................     55,275     561,330
    President Chain Store Corp..................................    795,831   8,452,827
    Qisda Corp..................................................  3,366,000   2,173,197
#   Quanta Computer, Inc........................................  3,869,000   7,129,573
    Radiant Opto-Electronics Corp...............................    750,000   2,151,916
    Realtek Semiconductor Corp..................................    728,950   3,994,751
    Ruentex Development Co., Ltd................................    952,230   1,457,736
    Ruentex Industries, Ltd.....................................    876,109   2,365,040
    Shin Kong Financial Holding Co., Ltd........................ 14,135,329   4,060,308
#   Silergy Corp................................................     85,000   1,286,098
    Simplo Technology Co., Ltd..................................    338,000   2,481,753
    Sino-American Silicon Products, Inc.........................  1,508,000   3,317,698
    SinoPac Financial Holdings Co., Ltd......................... 17,621,623   6,012,737
    St Shine Optical Co., Ltd...................................     15,000     281,418
#   Standard Foods Corp.........................................    624,418   1,022,272
    Synnex Technology International Corp........................  2,080,343   2,599,572
#   TA Chen Stainless Pipe......................................  1,653,000   2,406,376
    Taichung Commercial Bank Co., Ltd...........................    166,442      57,225
#*  TaiMed Biologics, Inc.......................................    144,000     812,055
    Taishin Financial Holding Co., Ltd.......................... 16,620,662   7,413,194
    Taiwan Business Bank........................................  6,732,631   2,444,821
    Taiwan Cement Corp..........................................  7,525,292   9,326,848
    Taiwan Cooperative Financial Holding Co., Ltd............... 13,888,806   8,423,728
    Taiwan FamilyMart Co., Ltd..................................     85,000     637,436

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
TAIWAN -- (Continued)
    Taiwan Fertilizer Co., Ltd..................................  1,269,000 $  1,803,549
    Taiwan Glass Industry Corp..................................  2,181,374      938,357
    Taiwan High Speed Rail Corp.................................  2,031,000    2,079,425
    Taiwan Mobile Co., Ltd......................................  2,215,300    7,916,358
    Taiwan Secom Co., Ltd.......................................    427,670    1,207,454
    Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR.  1,815,491   68,298,771
    Taiwan Semiconductor Manufacturing Co., Ltd................. 23,066,808  171,108,766
#*  Tatung Co., Ltd.............................................  2,913,000    2,600,550
    TCI Co., Ltd................................................     31,000      455,522
    Teco Electric and Machinery Co., Ltd........................  3,222,000    1,966,160
    Tong Yang Industry Co., Ltd.................................    140,000      179,365
#   Transcend Information, Inc..................................    353,181      769,403
    Tripod Technology Corp......................................    893,870    2,404,870
    Unimicron Technology Corp...................................    835,000      624,713
    Uni-President Enterprises Corp..............................  5,022,033   11,900,668
    United Microelectronics Corp................................ 33,504,000   12,795,771
    Vanguard International Semiconductor Corp...................  1,133,000    2,514,528
    Voltronic Power Technology Corp.............................     75,350    1,301,279
    Walsin Lihwa Corp...........................................  6,049,000    3,508,963
#   Walsin Technology Corp......................................    706,000    4,084,926
    Wan Hai Lines, Ltd..........................................  1,467,800      757,090
#   Win Semiconductors Corp.....................................  1,053,034    5,370,722
#   Winbond Electronics Corp....................................  7,122,407    3,532,675
*   Wintek Corp.................................................    604,760        6,754
    Wistron Corp................................................  6,755,699    4,734,712
    WPG Holdings, Ltd...........................................  2,752,039    3,528,176
#   Yageo Corp..................................................    343,682    3,757,946
    Yuanta Financial Holding Co., Ltd........................... 16,914,806    9,463,939
    Yulon Motor Co., Ltd........................................    869,000      523,119
    Zhen Ding Technology Holding, Ltd...........................  1,297,700    3,410,452
                                                                            ------------
TOTAL TAIWAN....................................................             852,019,046
                                                                            ------------
THAILAND -- (3.4%)
    Advanced Info Service PCL...................................  1,483,600    8,476,358
    AEON Thana Sinsap Thailand PCL..............................      4,400       24,928
    Airports of Thailand PCL....................................  4,615,300   10,193,029
    B Grimm Power PCL...........................................    674,700      642,469
    Bangchak Corp. PCL..........................................  1,453,500    1,500,372
    Bangkok Bank PCL............................................    207,800    1,469,914
    Bangkok Dusit Medical Services PCL, Class F.................  3,895,500    2,942,588
    Bangkok Expressway & Metro PCL.............................. 14,823,799    4,934,545
    Bangkok Life Assurance PCL..................................    845,800      744,483
    Banpu PCL...................................................  5,246,650    2,787,690
    Banpu Power PCL.............................................    910,600      670,362
    Berli Jucker PCL............................................  1,309,800    2,043,778
    BTS Group Holdings PCL......................................  6,576,800    2,105,081
    Bumrungrad Hospital PCL.....................................    402,600    2,396,850
    Carabao Group PCL, Class F..................................    298,700      368,087
    Central Pattana PCL.........................................  1,717,900    4,385,133
    Central Plaza Hotel PCL.....................................  1,203,400    1,656,276
    CH Karnchang PCL............................................    500,300      412,346
    Charoen Pokphand Foods PCL..................................  7,313,600    6,378,990
    CP ALL PCL..................................................  5,689,600   14,159,123
    Delta Electronics Thailand PCL..............................    710,400    1,580,309
    Electricity Generating PCL..................................    166,200    1,393,755
    Energy Absolute PCL.........................................  2,027,900    3,083,148
    Esso Thailand PCL...........................................  2,616,000      912,680
    Global Power Synergy PCL....................................    530,900    1,066,303
    Glow Energy PCL.............................................    737,100    2,176,442

THE EMERGING MARKETS SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
THAILAND -- (Continued)
    Home Product Center PCL.....................................  6,546,913 $  3,269,004
    Indorama Ventures PCL.......................................  1,976,800    3,037,094
    Intouch Holdings PCL........................................  1,037,786    1,802,029
    IRPC PCL.................................................... 23,713,100    4,364,258
    Jasmine International PCL...................................  5,215,000      851,292
    Kasikornbank PCL............................................    990,400    6,403,482
    Kasikornbank PCL............................................    179,400    1,148,436
    Kiatnakin Bank PCL..........................................    753,600    1,652,288
    Krung Thai Bank PCL.........................................  5,782,287    3,664,537
    Krungthai Card PCL..........................................  1,904,000    1,797,807
    Land & Houses PCL...........................................    790,000      270,561
    Land & Houses PCL...........................................  2,877,040      985,335
    Minor International PCL.....................................  2,330,270    2,890,228
    MK Restaurants Group PCL....................................    505,600    1,209,686
    Muangthai Capital PCL.......................................  1,772,300    2,694,543
    Pruksa Holding PCL..........................................  1,867,300    1,063,869
    PTT Exploration & Production PCL............................  1,864,655    7,341,044
    PTT Global Chemical PCL.....................................  4,344,272    9,455,405
    PTT PCL..................................................... 16,434,000   25,643,194
    Ratchaburi Electricity Generating Holding PCL...............    661,500    1,175,106
    Robinson PCL................................................    516,200    1,123,521
    Siam Cement PCL (The).......................................    151,800    2,273,903
    Siam Cement PCL (The).......................................    230,100    3,446,805
    Siam City Cement PCL........................................    111,567      828,472
    Siam Commercial Bank PCL (The)..............................  1,254,166    5,359,083
    Siam Global House PCL.......................................  2,312,233    1,383,972
    Srisawad Corp. PCL..........................................    893,411    1,394,056
    Star Petroleum Refining PCL.................................  4,448,400    1,551,974
    Supalai PCL.................................................    280,100      173,031
    Thai Oil PCL................................................  3,024,200    6,969,429
    Thai Union Group PCL, Class F...............................  4,128,140    2,470,872
    Thanachart Capital PCL......................................  2,003,000    3,445,987
    Tisco Financial Group PCL...................................    724,600    1,919,201
    TMB Bank PCL................................................ 24,667,700    1,737,023
    TOA Paint Thailand PCL......................................    247,000      282,636
    Total Access Communication PCL..............................    769,300    1,181,928
    Total Access Communication PCL..............................  1,459,300    2,242,023
    TPI Polene PCL..............................................  1,123,700       76,969
    TPI Polene Power PCL........................................  2,998,600      614,261
    True Corp. PCL.............................................. 25,288,831    4,128,128
    TTW PCL.....................................................    914,000      371,539
    VGI Global Media PCL........................................  3,447,200      855,111
    WHA Corp. PCL............................................... 14,117,300    1,988,193
                                                                            ------------
TOTAL THAILAND..................................................             205,042,354
                                                                            ------------
TURKEY -- (1.1%)
#   Akbank Turk A.S.............................................  4,695,174    6,447,924
    Anadolu Efes Biracilik Ve Malt Sanayii A.S..................    285,642    1,219,986
#   Arcelik A.S.................................................    374,452    1,343,443
    Aselsan Elektronik Sanayi Ve Ticaret A.S....................    141,812      705,736
    BIM Birlesik Magazalar A.S..................................    361,723    6,320,924
    Coca-Cola Icecek A.S........................................    206,362    1,320,329
    Enka Insaat ve Sanayi A.S...................................    806,244      771,562
    Eregli Demir ve Celik Fabrikalari TAS.......................  2,461,933    4,043,571
    Ford Otomotiv Sanayi A.S....................................    126,138    1,463,716
    KOC Holding A.S.............................................    540,881    1,813,633
*   Koza Altin Isletmeleri A.S..................................     67,645      702,460
    Petkim Petrokimya Holding A.S...............................  1,569,599    1,753,636
    Soda Sanayii A.S............................................    477,309      663,112

THE EMERGING MARKETS SERIES
CONTINUED


                                                                  SHARES      VALUE>>
                                                                 --------- --------------
TURKEY -- (Continued)
    TAV Havalimanlari Holding A.S...............................   393,004 $    2,122,120
#   Tekfen Holding A.S..........................................   403,713      1,925,718
    Tofas Turk Otomobil Fabrikasi A.S...........................   285,875      1,165,757
    Tupras Turkiye Petrol Rafinerileri A.S......................   188,145      5,062,154
*   Turk Hava Yollari AO........................................ 1,457,515      4,341,873
*   Turk Telekomunikasyon A.S...................................   802,767        784,094
    Turkcell Iletisim Hizmetleri A.S............................ 1,664,980      4,675,119
    Turkcell Iletisim Hizmetleri A.S., ADR......................    73,838        513,174
    Turkiye Garanti Bankasi A.S................................. 2,660,861      4,668,343
#   Turkiye Halk Bankasi A.S.................................... 1,332,954      1,965,066
    Turkiye Is Bankasi, Class C................................. 2,612,331      2,874,975
    Turkiye Sise ve Cam Fabrikalari A.S......................... 1,624,463      2,137,618
#   Turkiye Vakiflar Bankasi TAO, Class D....................... 1,893,088      1,754,442
*   Yapi ve Kredi Bankasi A.S................................... 2,425,128        916,392
                                                                           --------------
TOTAL TURKEY....................................................               63,476,877
                                                                           --------------
TOTAL COMMON STOCKS.............................................            5,817,371,518
                                                                           --------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
    Banco Bradesco SA........................................... 1,913,426     23,759,823
*   Centrais Eletricas Brasileiras SA, Class B..................   208,452      2,330,908
    Cia Brasileira de Distribuicao..............................   326,240      8,710,604
    Cia Energetica de Minas Gerais.............................. 1,205,530      4,585,753
    Gerdau SA................................................... 1,407,421      6,044,167
    Itau Unibanco Holding SA.................................... 4,801,108     51,074,099
    Lojas Americanas SA.........................................   424,800      2,456,896
    Petroleo Brasileiro SA...................................... 2,860,161     20,092,521
    Telefonica Brasil SA........................................   314,262      4,196,314
                                                                           --------------
TOTAL BRAZIL....................................................              123,251,085
                                                                           --------------
CHILE -- (0.0%)
    Embotelladora Andina SA, Class B............................   390,121      1,510,687
COLOMBIA -- (0.1%)
    Banco Davivienda SA.........................................   172,705      1,982,353
    Bancolombia SA..............................................    30,330        335,633
    Grupo Argos SA..............................................    55,405        276,579
    Grupo Aval Acciones y Valores SA............................ 3,848,843      1,326,332
    Grupo de Inversiones Suramericana SA........................   127,756      1,361,085
                                                                           --------------
TOTAL COLOMBIA..................................................                5,281,982
                                                                           --------------
SOUTH KOREA -- (0.0%)
*   CJ Corp.....................................................     6,654        219,280
                                                                           --------------
TOTAL PREFERRED STOCKS..........................................              130,263,034
                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
THAILAND -- (0.0%)
*   BTS Group Holdings PCL Warrants 11/29/19....................   659,522         13,299
                                                                           --------------
TOTAL INVESTMENT SECURITIES.....................................            5,947,647,851
                                                                           --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                            VALUE+
                                               SHARES   --------------
SECURITIES LENDING COLLATERAL -- (1.6%)
@(S) DFA Short Term Investment Fund.......... 8,599,986 $   99,510,443
                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,179,295,490)^^....................           $6,047,158,294
                                                        ==============

As of January 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                                  NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                       CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                       --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index.    650     03/15/19  $31,911,059 $34,599,500   $2,688,441
S&P 500(R)/ /Emini Index.........     59     03/15/19    7,419,765   7,978,275      558,510
                                                       ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..........                      $39,330,824 $42,577,775   $3,246,951
                                                       =========== ===========   ==========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              -----------------------------------------------------
                                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                              -------------- -------------- -------- --------------
Common Stocks
  Brazil..................................... $  112,484,486 $  280,422,302       -- $  392,906,788
  Chile......................................     41,486,370     39,224,418       --     80,710,788
  China......................................    254,636,397    794,348,944       --  1,048,985,341
  Colombia...................................     25,368,204             --       --     25,368,204
  Czech Republic.............................             --     11,128,884       --     11,128,884
  Egypt......................................        513,198      6,838,603       --      7,351,801
  Greece.....................................             --     14,656,694       --     14,656,694
  Hungary....................................             --     29,618,584       --     29,618,584
  India......................................     36,458,010    714,314,853       --    750,772,863
  Indonesia..................................      5,503,601    167,121,113       --    172,624,714
  Malaysia...................................             --    181,480,007       --    181,480,007
  Mexico.....................................    221,058,253             --       --    221,058,253
  Peru.......................................     19,693,580             --       --     19,693,580
  Philippines................................      2,237,589     83,147,374       --     85,384,963
  Poland.....................................             --    101,278,035       --    101,278,035
  Russia.....................................     15,030,640     91,530,984       --    106,561,624
  South Africa...............................     59,939,317    395,416,604       --    455,355,921
  South Korea................................     22,141,337    969,754,860       --    991,896,197
  Taiwan.....................................     78,779,818    773,239,228       --    852,019,046
  Thailand...................................    205,042,354             --       --    205,042,354
  Turkey.....................................        513,174     62,963,703       --     63,476,877
Preferred Stocks
  Brazil.....................................             --    123,251,085       --    123,251,085
  Chile......................................             --      1,510,687       --      1,510,687
  Colombia...................................      5,281,982             --       --      5,281,982
  South Korea................................             --        219,280       --        219,280
Rights/Warrants
  Thailand...................................             --         13,299       --         13,299
Securities Lending Collateral................             --     99,510,443       --     99,510,443
Futures Contracts**..........................      3,246,951             --       --      3,246,951
                                              -------------- -------------- -------- --------------
TOTAL........................................ $1,109,415,261 $4,940,989,984       -- $6,050,405,245
                                              ============== ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
COMMON STOCKS -- (94.3%)
BRAZIL -- (8.1%)
    AES Tiete Energia SA........................................ 2,245,406 $ 7,177,940
    AES Tiete Energia SA........................................       878         573
    Aliansce Shopping Centers SA................................ 1,047,277   5,836,377
*   Alliar Medicos A Frente SA..................................   229,000     985,848
    Alupar Investimento SA...................................... 1,398,766   8,269,312
    Anima Holding SA............................................   303,900   1,681,200
    Arezzo Industria e Comercio SA..............................   486,386   7,335,780
*   Azul SA, ADR................................................   430,430  13,020,507
*   B2W Cia Digital.............................................   764,783  10,499,742
    BR Malls Participacoes SA................................... 8,172,100  32,609,352
    BR Properties SA............................................ 1,013,953   2,447,290
    BrasilAgro--Co. Brasileira de Propriedades Agricolas........   275,942   1,217,518
    Camil Alimentos S.A.........................................    52,200     107,511
    Cia de Locacao das Americas.................................   250,798   2,777,581
    Cia de Saneamento de Minas Gerais-COPASA....................   659,392  10,783,620
    Cia de Saneamento do Parana.................................   523,507  10,632,116
    Cia de Saneamento do Parana.................................     1,400       7,754
    Cia Energetica de Minas Gerais.............................. 1,300,989   5,792,977
    Cia Hering.................................................. 1,333,001  11,409,062
    Cia Paranaense de Energia, Sponsored ADR....................   127,664   1,251,107
    Cia Paranaense de Energia...................................   213,600   1,936,244
*   Cia Siderurgica Nacional SA................................. 6,494,464  18,177,793
    Construtora Tenda SA........................................   670,450   6,802,979
*   Cosan Logistica SA..........................................   931,462   4,102,715
    CSU Cardsystem SA...........................................   241,035     487,706
    CVC Brasil Operadora e Agencia de Viagens SA................ 1,215,787  21,352,580
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..... 2,758,267  12,871,519
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.............................................    37,800     118,264
    Dimed SA Distribuidora da Medicamentos......................     1,100     108,578
    Direcional Engenharia SA.................................... 1,250,409   3,155,943
    Duratex SA.................................................. 3,304,223  11,092,240
    EcoRodovias Infraestrutura e Logistica SA................... 2,349,307   7,341,816
    EDP--Energias do Brasil SA.................................. 3,194,114  14,719,275
    Embraer SA, Sponsored ADR...................................   261,258   5,559,570
    Energisa SA.................................................   760,284   8,695,938
*   Eneva SA....................................................   537,003   2,726,996
    Equatorial Energia SA....................................... 1,689,658  40,851,773
    Estacio Participacoes SA.................................... 3,056,890  26,082,874
*   Even Construtora e Incorporadora SA......................... 1,882,664   3,474,693
    Ez Tec Empreendimentos e Participacoes SA...................   760,051   5,773,723
    Fleury SA................................................... 1,867,731  11,416,752
    Fras-Le SA..................................................   234,360     340,590
*   Gafisa SA...................................................   232,761     900,105
*   Gafisa SA, ADR..............................................    70,312     537,184
#*  Gol Linhas Aereas Inteligentes SA, ADR......................   342,144   4,642,894
    Grendene SA................................................. 2,689,951   6,744,116
    Guararapes Confeccoes SA....................................    79,500   3,427,116
*   Helbor Empreendimentos SA................................... 2,524,448   1,149,417
    Iguatemi Empresa de Shopping Centers SA.....................   359,695   4,395,079
    Industrias Romi SA..........................................    88,600     242,943
    Instituto Hermes Pardini SA.................................   225,858   1,196,587
    International Meal Co. Alimentacao SA, Class A.............. 1,462,995   2,667,295
    Iochpe-Maxion SA............................................ 1,144,900   7,017,681
*   JHSF Participacoes SA.......................................   729,847     374,464
    JSL SA......................................................   555,807   1,369,956

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                  SHARES     VALUE>>
                                                                 --------- ------------
BRAZIL -- (Continued)
*   Kepler Weber SA.............................................   136,146 $    560,337
    Light SA....................................................   895,852    4,899,518
    Linx SA.....................................................    64,636      530,321
    Localiza Rent a Car SA......................................   434,334    3,970,874
*   LOG Commercial Properties e Participacoes SA................   239,552    1,264,359
    Mahle-Metal Leve SA.........................................   500,114    3,689,387
    Marcopolo SA................................................   545,400      486,104
*   Marcopolo SA................................................   138,304      154,716
*   Marfrig Global Foods SA..................................... 1,100,940    1,836,982
*   Marisa Lojas SA.............................................   722,120    1,238,720
*   Mills Estruturas e Servicos de Engenharia SA................ 1,043,708    1,591,093
    Movida Participacoes SA.....................................   622,037    1,694,156
    MRV Engenharia e Participacoes SA........................... 3,320,154   13,665,471
    Multiplan Empreendimentos Imobiliarios SA...................   808,180    5,770,210
    Multiplus SA................................................   460,375    3,282,781
    Natura Cosmeticos SA........................................   268,318    3,489,497
    Odontoprev SA............................................... 2,704,069   12,126,301
    Omega Geracao SA............................................    10,100       55,914
    Ouro Fino Saude Animal Participacoes SA.....................     1,300       11,795
*   Paranapanema SA............................................. 2,975,543    1,126,569
*   Petro Rio SA................................................    64,000    2,019,573
    Porto Seguro SA.............................................   503,642    7,744,469
    Portobello SA...............................................   913,051    1,445,016
*   Profarma Distribuidora de Produtos Farmaceuticos SA.........   166,002      190,040
    QGEP Participacoes SA.......................................   802,694    2,655,265
    Qualicorp Consultoria e Corretora de Seguros SA............. 2,192,705    9,532,525
    Restoque Comercio e Confeccoes de Roupas SA.................   137,181    1,327,120
    Santos Brasil Participacoes SA.............................. 2,704,540    3,322,631
*   Sao Carlos Empreendimentos e Participacoes SA...............    83,609      758,580
    Sao Martinho SA............................................. 1,552,744    8,189,963
    Ser Educacional SA..........................................   537,517    3,213,997
    SLC Agricola SA.............................................   632,873    7,688,305
    Smiles Fidelidade SA........................................   564,900    6,927,057
    Sonae Sierra Brasil SA......................................   282,746    2,307,526
*   Springs Global Participacoes SA.............................   118,700      292,750
    Sul America SA.............................................. 2,954,999   26,016,624
    T4F Entretenimento SA.......................................   319,100      687,744
*   Technos SA..................................................   239,700      177,499
*   Tecnisa SA.................................................. 1,408,836      537,049
    Tegma Gestao Logistica SA...................................   324,902    2,525,189
    TOTVS SA....................................................   418,626    3,817,802
    Transmissora Alianca de Energia Eletrica SA................. 3,107,826   21,928,023
    Trisul SA...................................................    31,500       36,395
    Tupy SA.....................................................   707,008    3,533,775
    Unipar Carbocloro SA........................................       763        7,824
    Usinas Siderurgicas de Minas Gerais SA......................    42,600      135,020
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A.............................   754,616    4,323,341
    Via Varejo SA............................................... 5,702,519    9,378,696
*   Vulcabras Azaleia SA........................................   613,426    1,375,789
    Wiz Solucoes e Corretagem de Seguros SA.....................   605,644    1,337,122
                                                                           ------------
TOTAL BRAZIL....................................................            570,576,379
                                                                           ------------
CHILE -- (1.7%)
    AES Gener SA................................................ 6,667,025    2,021,864
    Banvida SA..................................................    28,774       15,728
    Besalco SA.................................................. 2,971,715    2,878,028
    CAP SA......................................................   790,612    8,540,520
    Cementos BIO BIO SA.........................................   352,724      492,106

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
CHILE -- (Continued)
*   Cia Pesquera Camanchaca SA..................................   1,267,665 $    148,012
*   Cia Sud Americana de Vapores SA............................. 158,135,417    4,708,510
*   Clinica Las Condes SA.......................................       3,361      192,205
    Cristalerias de Chile SA....................................     130,323    1,127,873
    Embotelladora Andina SA, ADR, Class B.......................      20,423      486,067
    Empresa Nacional de Telecomunicaciones SA...................     697,429    6,718,733
    Empresas Hites SA...........................................   1,238,776      854,587
*   Empresas La Polar SA........................................  22,027,880    1,052,295
    Empresas Lipigas SA.........................................       3,250       27,330
    Empresas Tricot SA..........................................      70,631      100,206
    Engie Energia Chile SA......................................   5,929,051   11,940,085
*   Enjoy SA....................................................   2,562,139      206,077
    Forus SA....................................................     809,501    2,439,515
    Grupo Security SA...........................................   8,259,943    3,740,476
    Hortifrut SA................................................      56,827      191,586
    Instituto de Diagnostico SA.................................       2,928        9,849
    Inversiones Aguas Metropolitanas SA.........................   3,850,330    5,982,577
    Inversiones La Construccion SA..............................     352,060    6,550,155
    Masisa SA...................................................  19,784,466    1,262,669
    Multiexport Foods SA........................................   5,102,854    3,133,477
    Parque Arauco SA............................................   5,935,365   16,296,681
    PAZ Corp. SA................................................   1,331,427    2,132,084
    Ripley Corp. SA.............................................   8,793,263    7,841,670
    Salfacorp SA................................................   3,334,338    5,361,880
    Sigdo Koppers SA............................................   1,070,870    1,869,766
*   SMU SA......................................................   3,350,234      942,149
    Sociedad Matriz SAAM SA.....................................  39,212,277    3,770,645
    Socovesa SA.................................................   3,154,986    2,093,535
    SONDA SA....................................................   3,735,894    6,467,886
    Vina Concha y Toro SA.......................................   4,517,064    9,361,839
                                                                             ------------
TOTAL CHILE.....................................................              120,958,665
                                                                             ------------
CHINA -- (16.7%)
*   21Vianet Group, Inc., ADR...................................     536,547    4,818,192
    361 Degrees International, Ltd..............................   5,491,000    1,190,643
    3SBio, Inc..................................................   6,733,500   11,279,917
#*  500.com, Ltd., ADR, Class A.................................     112,648    1,676,202
#*  51job, Inc., ADR............................................     126,147    8,784,877
*   A8 New Media Group, Ltd.....................................   5,228,000      183,682
    AAG Energy Holdings, Ltd....................................      84,601       14,517
#   Agile Group Holdings, Ltd...................................     864,000    1,148,184
    Ajisen China Holdings, Ltd..................................   4,219,000    1,203,148
    AKM Industrial Co., Ltd.....................................   2,660,000      412,771
*   Alibaba Pictures Group, Ltd.................................  59,170,000   10,283,635
    AMVIG Holdings, Ltd.........................................   2,508,000      572,097
    Anhui Expressway Co., Ltd., Class H.........................   2,962,000    1,890,967
*   Anton Oilfield Services Group...............................  12,002,000    1,399,945
    Anxin-China Holdings, Ltd...................................  16,347,000      150,405
*   Aowei Holdings, Ltd.........................................   1,795,000      428,984
*   Art Group Holdings, Ltd.....................................     320,000       12,323
    Asia Cement China Holdings Corp.............................   3,072,500    2,222,715
*   Asia Television Holdings, Ltd...............................   2,812,000       89,773
*   Asian Citrus Holdings, Ltd..................................   2,314,000       33,174
#   Ausnutria Dairy Corp., Ltd..................................   1,913,000    2,199,122
#*  AVIC International Holding HK, Ltd..........................  41,847,722    1,098,942
#   AVIC International Holdings, Ltd., Class H..................   1,960,000    1,034,669
    AviChina Industry & Technology Co., Ltd., Class H...........  14,492,000    9,668,338
    BAIOO Family Interactive, Ltd...............................   5,590,000      303,025
#   Bank of Chongqing Co., Ltd., Class H........................   2,533,500    1,530,650

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
    Bank of Tianjin Co., Ltd., Class H..........................     22,500 $    13,023
#*  Bank of Zhengzhou Co., Ltd., Class H........................    105,000      44,816
*   Baoye Group Co., Ltd., Class H..............................  1,758,000     992,297
#*  Baozun, Inc., Sponsored ADR.................................    202,391   7,245,598
    BBI Life Sciences Corp......................................  1,299,000     365,934
    Beijing Capital International Airport Co., Ltd., Class H....  3,162,000   2,965,973
    Beijing Capital Land, Ltd., Class H.........................  7,522,500   3,138,525
*   Beijing Enterprises Clean Energy Group, Ltd................. 59,768,570     923,566
#*  Beijing Enterprises Environment Group, Ltd..................    622,000      62,065
#*  Beijing Enterprises Medical & Health Group, Ltd............. 30,162,000     928,604
    Beijing Enterprises Water Group, Ltd........................  7,748,000   4,486,436
#*  Beijing Gas Blue Sky Holdings, Ltd.......................... 15,784,000     497,990
    Beijing Jingneng Clean Energy Co., Ltd., Class H............  9,098,000   1,986,990
#   Beijing North Star Co., Ltd., Class H.......................  5,840,000   1,716,870
#*  Beijing Properties Holdings, Ltd............................ 10,632,000     352,081
    Beijing Urban Construction Design & Development Group Co.,
      Ltd.,.....................................................
    Class H.....................................................  2,032,000     806,316
#   Best Pacific International Holdings, Ltd....................  2,128,000     513,301
    BII Railway Transportation Technology Holdings Co., Ltd.....  2,636,000     202,388
    Billion Industrial Holdings, Ltd............................     44,000      62,321
*   Bitauto Holdings, Ltd., ADR.................................    171,973   3,339,716
*   Boer Power Holdings, Ltd....................................  2,489,000     178,072
    Bosideng International Holdings, Ltd........................ 19,416,000   3,714,692
*   Boyaa Interactive International, Ltd........................  3,237,000     652,523
    Brilliance China Automotive Holdings, Ltd...................  3,384,000   3,204,073
    Brilliant Circle Holdings International, Ltd................    250,000      28,207
#   BYD Electronic International Co., Ltd.......................  3,942,500   4,884,896
    C C Land Holdings, Ltd...................................... 15,311,015   3,542,242
#*  C.banner International Holdings, Ltd........................  4,867,000     268,172
    Cabbeen Fashion, Ltd........................................  1,566,000     395,671
#   Canvest Environmental Protection Group Co., Ltd.............  4,729,000   2,465,541
*   Capital Environment Holdings, Ltd........................... 21,762,000     493,165
#*  CAR, Inc....................................................  5,896,000   4,913,284
#*  Carnival Group International Holdings, Ltd.................. 29,060,000     432,948
    Carrianna Group Holdings Co., Ltd...........................  2,031,257     230,815
*   CECEP COSTIN New Materials Group, Ltd.......................  4,494,000      64,428
#   Central China Real Estate, Ltd..............................  6,625,626   2,861,642
#   Central China Securities Co., Ltd., Class H.................  4,469,000   1,029,022
*   Century Sunshine Group Holdings, Ltd........................ 12,390,000     310,423
*   CGN Meiya Power Holdings Co., Ltd...........................  9,134,000   1,279,181
    Changshouhua Food Co., Ltd..................................  1,773,000     751,017
    Changyou.com, Ltd., ADR.....................................     98,471   1,994,038
#   Chaowei Power Holdings, Ltd.................................  4,399,000   1,700,714
*   Cheetah Mobile, Inc., ADR...................................    205,689   1,392,515
#*  Chiho Environmental Group, Ltd..............................  2,108,000     403,269
#   China Aerospace International Holdings, Ltd................. 17,272,500   1,213,932
    China Agri-Industries Holdings, Ltd......................... 14,132,800   5,031,748
    China Aircraft Leasing Group Holdings, Ltd..................  1,897,000   2,038,646
    China All Access Holdings, Ltd..............................  6,278,000     289,291
*   China Animal Healthcare, Ltd................................  3,671,000      51,324
#   China Animation Characters Co., Ltd.........................  5,282,000   1,714,298
#   China Aoyuan Group, Ltd.....................................  8,910,000   6,830,870
*   China Beidahuang Industry Group Holdings, Ltd...............  4,032,000      73,313
    China BlueChemical, Ltd., Class H........................... 12,142,000   3,958,614
#*  China Chengtong Development Group, Ltd......................  2,628,000      60,501
*   China City Infrastructure Group, Ltd........................  1,220,000      41,206
    China Communications Services Corp., Ltd., Class H.......... 12,662,000  11,887,324
    China Conch Venture Holdings, Ltd...........................  2,878,000   9,625,116
    China Datang Corp. Renewable Power Co., Ltd., Class H....... 15,221,000   1,868,757

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
*   China Daye Non-Ferrous Metals Mining, Ltd...................  7,434,000 $    54,650
    China Distance Education Holdings, Ltd., ADR................     30,224     212,777
    China Dongxiang Group Co., Ltd.............................. 24,130,985   3,668,055
#*  China Dynamics Holdings, Ltd................................ 10,040,000     127,879
#   China Electronics Huada Technology Co., Ltd.................  5,858,000     510,039
#   China Electronics Optics Valley Union Holding Co., Ltd...... 14,592,000     923,141
#*  China Energine International Holdings, Ltd..................  5,728,000     139,696
    China Energy Engineering Corp., Ltd., Class H...............    404,000      49,000
    China Everbright, Ltd.......................................  6,106,000  11,522,489
*   China Fiber Optic Network System Group, Ltd.................  9,639,999     343,972
    China Financial Services Holdings, Ltd......................  7,270,000     497,871
#   China Foods, Ltd............................................  6,558,000   2,657,679
*   China Glass Holdings, Ltd...................................  4,476,000     303,738
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd.,
      Class A...................................................  4,896,000   2,614,084
*   China Greenfresh Group Co., Ltd.............................  2,833,000     360,936
#   China Greenland Broad Greenstate Group Co., Ltd.............  5,628,000     386,395
    China Hanking Holdings, Ltd.................................  4,368,000     564,229
#   China Harmony New Energy Auto Holding, Ltd..................  5,776,500   2,248,628
*   China High Precision Automation Group, Ltd..................  1,289,000      37,575
#   China High Speed Transmission Equipment Group Co., Ltd......  2,578,000   2,664,441
*   China Huiyuan Juice Group, Ltd..............................  4,929,500     237,958
    China International Marine Containers Group Co., Ltd.,
      Class H...................................................  1,338,300   1,434,136
*   China ITS Holdings Co., Ltd.................................  2,912,412      74,275
    China Jinmao Holdings Group, Ltd............................ 14,428,300   7,324,053
    China Lesso Group Holdings, Ltd.............................  7,773,000   4,351,663
    China Lilang, Ltd...........................................  3,376,000   2,989,757
*   China Logistics Property Holdings Co., Ltd..................  1,731,000     483,609
#*  China Longevity Group Co., Ltd..............................  1,076,350      35,251
*   China LotSynergy Holdings, Ltd.............................. 30,380,000     304,046
    China Machinery Engineering Corp., Class H..................  6,507,000   3,206,326
#   China Maple Leaf Educational Systems, Ltd...................  9,306,000   4,018,291
    China Medical System Holdings, Ltd..........................  7,509,500   7,815,213
    China Meidong Auto Holdings, Ltd............................  2,426,000     926,589
    China Merchants Land, Ltd................................... 11,282,000   1,862,154
*   China Metal Resources Utilization, Ltd......................    932,000     517,278
*   China Minsheng Drawin Technology Group, Ltd.................    500,000       6,609
#*  China Minsheng Financial Holding Corp., Ltd.................  4,620,000     113,792
#*  China Modern Dairy Holdings, Ltd............................  4,012,000     485,548
    China National Building Material Co., Ltd., Class H......... 14,932,450  11,916,075
#   China New Town Development Co., Ltd......................... 11,720,648     281,814
#   China NT Pharma Group Co., Ltd..............................  5,561,500     512,331
*   China Nuclear Energy Technology Corp., Ltd..................  3,078,000     255,111
#*  China Oceanwide Holdings, Ltd...............................  4,994,000     232,797
    China Oil & Gas Group, Ltd.................................. 32,918,000   2,232,227
    China Oriental Group Co., Ltd...............................  8,006,000   5,416,574
*   China Outfitters Holdings, Ltd..............................     24,000         686
    China Overseas Grand Oceans Group, Ltd...................... 11,892,749   4,601,580
    China Overseas Property Holdings, Ltd....................... 10,065,000   3,498,023
*   China Pioneer Pharma Holdings, Ltd..........................  3,489,000     454,346
#   China Power Clean Energy Development Co., Ltd...............  3,688,999   1,301,623
    China Power International Development, Ltd.................. 28,927,333   7,464,628
*   China Properties Group, Ltd.................................  2,751,000     399,214
    China Resources Cement Holdings, Ltd........................  4,760,000   4,834,365
    China Resources Medical Holdings Co., Ltd...................  4,665,000   3,265,196
#*  China Ruifeng Renewable Energy Holdings, Ltd................  5,192,000     337,704
*   China Rundong Auto Group, Ltd...............................    160,000      61,094
*   China Saite Group Co., Ltd..................................  2,376,000     120,668
*   China Sandi Holdings, Ltd...................................    132,000       9,621
    China Sanjiang Fine Chemicals Co., Ltd......................  5,329,000   1,267,415

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
    China SCE Group Holdings, Ltd............................... 12,597,200 $ 5,203,963
#*  China Shengmu Organic Milk, Ltd............................. 11,882,000     523,729
    China Shineway Pharmaceutical Group, Ltd....................  2,291,200   2,687,696
*   China Silver Group, Ltd.....................................  7,322,000     722,394
#   China Singyes Solar Technologies Holdings, Ltd..............  4,311,040     562,319
    China South City Holdings, Ltd.............................. 25,324,000   3,824,112
    China Starch Holdings, Ltd..................................  7,505,000     177,500
    China State Construction International Holdings, Ltd........    258,000     245,971
    China Sunshine Paper Holdings Co., Ltd......................  1,834,500     326,611
    China Suntien Green Energy Corp., Ltd., Class H............. 11,039,000   3,010,853
*   China Taifeng Beddings Holdings, Ltd........................  1,336,000      34,476
    China Tian Lun Gas Holdings, Ltd............................  1,933,500   1,941,908
#*  China Tianrui Group Cement Co., Ltd.........................    148,000     125,426
    China Traditional Chinese Medicine Holdings Co., Ltd........ 12,676,000   8,273,934
    China Travel International Investment Hong Kong, Ltd........ 16,015,900   4,638,160
    China Vast Industrial Urban Development Co., Ltd............  1,601,000     659,926
    China Water Affairs Group, Ltd..............................  6,610,000   7,030,902
*   China Water Industry Group, Ltd.............................  8,640,000   1,564,898
    China Wood Optimization Holding, Ltd........................  2,740,000     708,661
    China XLX Fertiliser, Ltd...................................  2,043,000     737,278
    China Yuhua Education Corp., Ltd............................  2,810,000   1,136,836
#*  China Yurun Food Group, Ltd.................................  9,893,000   1,392,881
    China ZhengTong Auto Services Holdings, Ltd.................  6,456,000   3,428,434
    China Zhongwang Holdings, Ltd............................... 11,658,800   5,862,587
#   Chinasoft International, Ltd................................ 15,102,000   7,462,817
    Chongqing Machinery & Electric Co., Ltd., Class H...........  8,266,000     611,636
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd...  2,388,000     186,329
    Chu Kong Shipping Enterprise Group Co., Ltd.................  1,366,000     310,544
    CIFI Holdings Group Co., Ltd................................ 19,426,000  12,853,411
#   CIMC Enric Holdings, Ltd....................................  4,218,000   3,675,005
*   CIMC-TianDa Holdings Co., Ltd...............................  9,220,000     277,383
*   CITIC Dameng Holdings, Ltd..................................  6,073,000     318,133
#   CITIC Resources Holdings, Ltd............................... 18,534,600   1,638,732
    Citychamp Watch & Jewellery Group, Ltd...................... 11,770,000   2,476,791
#   Clear Media, Ltd............................................    383,000     362,747
*   Coastal Greenland, Ltd......................................  5,336,000     170,303
*   COFCO Meat Holdings, Ltd....................................  2,330,000     456,991
*   Cogobuy Group...............................................  4,572,000   1,698,170
#   Colour Life Services Group Co., Ltd.........................  2,343,000   1,323,264
#*  Comba Telecom Systems Holdings, Ltd......................... 11,485,338   2,649,907
    Concord New Energy Group, Ltd............................... 40,614,964   1,712,452
#   Consun Pharmaceutical Group, Ltd............................  2,763,000   2,083,443
#*  Coolpad Group, Ltd.......................................... 19,269,174   1,576,219
*   COSCO SHIPPING Development Co., Ltd., Class H............... 15,549,000   1,793,946
#   COSCO SHIPPING Energy Transportation Co., Ltd., Class H.....  9,348,000   5,316,166
#   COSCO SHIPPING International Hong Kong Co., Ltd.............  3,737,000   1,318,185
    COSCO SHIPPING Ports, Ltd................................... 10,608,143  11,072,533
*   Coslight Technology International Group Co., Ltd............    966,000     376,847
#   Cosmo Lady China Holdings Co., Ltd..........................  4,645,000   1,628,450
*   Country Garden Services Holdings Co., Ltd...................  4,531,000   7,018,971
    CP Pokphand Co., Ltd........................................ 42,714,594   3,437,542
#   CPMC Holdings, Ltd..........................................  2,640,000   1,261,111
#   CRCC High-Tech Equipment Corp., Ltd., Class H...............  3,644,000     939,105
*   CSMall Group, Ltd...........................................    947,266     134,273
#*  CSSC Offshore and Marine Engineering Group Co., Ltd.,
      Class H...................................................  1,142,000     901,384
#   CT Environmental Group, Ltd................................. 18,320,000     901,919
#*  CWT International, Ltd...................................... 24,080,000     411,976
*   Cybernaut International Holdings Co., Ltd...................  3,760,000      95,435
#   Da Ming International Holdings, Ltd.........................    880,000     225,608

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
*   DaChan Food Asia, Ltd.......................................  1,267,955 $    62,729
    Dah Chong Hong Holdings, Ltd................................  6,486,747   2,392,433
    Dalian Port PDA Co., Ltd., Class H..........................  4,868,400     646,304
*   Daphne International Holdings, Ltd..........................  6,652,000     210,996
    Dawnrays Pharmaceutical Holdings, Ltd.......................  6,951,886   1,393,458
#*  DBA Telecommunication Asia Holdings, Ltd....................    876,000      42,487
#*  Differ Group Holding Co., Ltd............................... 11,998,000     749,184
*   Digital China Holdings, Ltd.................................  6,775,500   3,267,700
#*  Dongfang Electric Corp., Ltd., Class H......................  2,218,000   1,657,925
#   Dongjiang Environmental Co., Ltd., Class H..................  1,268,975   1,333,055
    Dongyue Group, Ltd..........................................  7,968,000   5,112,470
#*  Dynagreen Environmental Protection Group Co., Ltd.,
      Class H...................................................  3,006,000   1,457,300
#*  Dynasty Fine Wines Group, Ltd...............................  1,508,000     276,727
    E-Commodities Holdings, Ltd.................................  8,448,000     442,880
#*  eHi Car Services, Ltd., Sponsored ADR.......................    149,080   1,563,849
    Embry Holdings, Ltd.........................................    470,000     139,082
    Essex Bio-technology, Ltd...................................     15,000       9,844
#   Essex Bio-technology, Ltd...................................    698,000     458,604
    EVA Precision Industrial Holdings, Ltd......................  5,156,435     494,249
*   EverChina International Holdings Co., Ltd................... 12,045,000     378,920
*   Evergreen International Holdings, Ltd.......................    762,000      45,148
#*  Fang Holdings, Ltd., ADR....................................    588,287     994,205
    Fantasia Holdings Group Co., Ltd............................ 14,877,000   2,170,888
    Far East Horizon, Ltd....................................... 11,914,000  12,315,772
*   FDG Electric Vehicles, Ltd.................................. 24,770,000     174,460
*   Feiyu Technology International Co., Ltd.....................  1,828,500      81,146
#*  First Tractor Co., Ltd., Class H............................  2,667,176     652,017
*   Forgame Holdings, Ltd.......................................    282,300     143,677
#   Fu Shou Yuan International Group, Ltd.......................  5,744,000   4,710,035
#   Fufeng Group, Ltd...........................................  9,461,600   4,208,939
#*  Fuguiniao Co., Ltd., Class H................................  1,930,000     178,928
    Future Land Development Holdings, Ltd....................... 13,022,000  11,034,443
#*  GCL New Energy Holdings, Ltd................................ 17,162,000     710,975
#*  GCL-Poly Energy Holdings, Ltd............................... 80,265,000   6,371,571
    Gemdale Properties & Investment Corp., Ltd.................. 24,280,000   2,551,495
#   Genertec Universal Medical Group Co., Ltd...................  5,810,000   4,691,685
*   Glorious Property Holdings, Ltd............................. 21,037,501   1,016,234
    Golden Eagle Retail Group, Ltd..............................  3,141,000   3,325,898
    Golden Meditech Holdings, Ltd...............................    356,000      36,414
    Golden Throat Holdings Group Co., Ltd.......................    991,500     148,445
    Golden Wheel Tiandi Holdings Co., Ltd.......................    546,000      52,357
    Goldlion Holdings, Ltd......................................  1,872,962     772,759
    Goldpac Group, Ltd..........................................  2,314,000     592,716
#*  GOME Retail Holdings, Ltd................................... 79,929,000   6,957,204
    Good Friend International Holdings, Inc.....................    398,667      84,083
#   Grand Baoxin Auto Group, Ltd................................  4,173,992   1,286,768
*   Greater China Financial Holdings, Ltd.......................  1,780,000      46,885
    Greatview Aseptic Packaging Co., Ltd........................  7,134,000   4,534,239
    Greenland Hong Kong Holdings, Ltd...........................  7,333,000   2,142,360
    Greentown China Holdings, Ltd...............................  6,186,648   5,533,462
    Greentown Service Group Co., Ltd............................  4,346,000   3,977,410
*   Ground International Development, Ltd.......................    370,000      17,520
*   Guangdong Land Holdings, Ltd................................  4,818,800   1,168,071
    Guangdong Yueyun Transportation Co., Ltd., Class H..........  1,349,000     504,429
    Guangshen Railway Co., Ltd., Class H........................  3,364,000   1,399,655
*   Guodian Technology & Environment Group Corp., Ltd., Class H.  3,271,000     138,463
*   Guolian Securities Co., Ltd., Class H.......................  1,700,500     419,430
#   Guorui Properties, Ltd......................................  3,888,000     713,914
*   Haichang Ocean Park Holdings, Ltd...........................  5,878,000   1,208,855

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
#*  Hailiang Education Group, Inc., ADR.........................     30,293 $ 1,045,109
    Haitian International Holdings, Ltd.........................  4,306,000   9,919,135
*   Hanergy Thin Film Power Group, Ltd.......................... 17,084,000  10,885,481
    Harbin Bank Co., Ltd., Class H..............................  1,594,000     360,459
    Harbin Electric Co., Ltd., Class H..........................  5,127,413   2,747,195
#*  Harmonicare Medical Holdings, Ltd...........................  2,403,000     552,889
    HC Group, Inc...............................................     40,000      23,397
#*  HC Group, Inc...............................................  3,644,500   2,134,951
*   Health and Happiness H&H International Holdings, Ltd........  1,402,000   8,540,803
    Henderson Investment, Ltd...................................  1,863,000     159,301
*   Heng Tai Consumables Group, Ltd.............................  1,135,000      39,726
*   Hengdeli Holdings, Ltd...................................... 14,521,399     629,947
*   HengTen Networks Group, Ltd................................. 38,840,000   1,262,204
*   Hi Sun Technology China, Ltd................................ 12,972,000   1,896,093
    Hilong Holding, Ltd.........................................  6,316,000     653,557
#   Hisense Home Appliances Group Co., Ltd., Class H............  2,660,000   2,725,034
    HKC Holdings, Ltd...........................................  1,441,577   1,269,664
*   Honghua Group, Ltd.......................................... 19,908,000   1,247,630
    Honworld Group, Ltd.........................................  1,187,500     502,449
    Hopefluent Group Holdings, Ltd..............................  1,725,670     541,421
    Hopson Development Holdings, Ltd............................  4,514,000   4,139,831
    HOSA International, Ltd.....................................  3,700,000     102,553
*   Hua Han Health Industry Holdings, Ltd....................... 25,871,698     698,954
    Hua Hong Semiconductor, Ltd.................................  2,513,000   5,609,793
    Huadian Fuxin Energy Corp., Ltd., Class H................... 16,972,000   3,859,481
    Huadian Power International Corp., Ltd., Class H............    758,000     352,915
    Huaneng Renewables Corp., Ltd., Class H..................... 29,660,000   8,553,056
    Huaxi Holdings Co., Ltd.....................................    444,000     159,083
    Huazhong In-Vehicle Holdings Co., Ltd.......................  3,530,000     576,522
#*  Hydoo International Holding, Ltd............................  2,110,000     122,752
    IMAX China Holding, Inc.....................................    853,400   2,182,556
    Inner Mongolia Yitai Coal Co., Ltd., Class H................    224,800     170,783
#   Inspur International, Ltd...................................    876,000     428,945
#*  Jiangnan Group, Ltd......................................... 11,016,000     542,025
#   Jiayuan International Group, Ltd............................  3,227,816   1,556,829
#*  Jinchuan Group International Resources Co., Ltd............. 12,519,000   1,073,869
#   Jingrui Holdings, Ltd.......................................  1,393,000     382,206
#*  JinkoSolar Holding Co., Ltd., ADR...........................    170,941   2,847,877
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd...........................................    428,000     245,263
    JNBY Design, Ltd............................................  1,084,000   1,624,234
    Joy City Property, Ltd...................................... 18,494,000   2,125,867
#   Ju Teng International Holdings, Ltd.........................  5,896,000   1,577,890
#*  Jumei International Holding, Ltd., ADR......................    128,365     322,196
#   Jutal Offshore Oil Services, Ltd............................  1,158,000     119,922
    K Wah International Holdings, Ltd...........................  6,677,948   3,683,242
*   Kai Yuan Holdings, Ltd...................................... 13,400,000      96,273
    Kaisa Group Holdings, Ltd................................... 17,106,000   5,504,700
    Kangda International Environmental Co., Ltd.................  4,479,000     527,912
#   Kasen International Holdings, Ltd...........................  4,517,000   2,116,683
    Kinetic Mines and Energy, Ltd...............................    312,000      18,348
    Kingboard Holdings, Ltd.....................................  4,062,921  14,296,383
    Kingboard Laminates Holdings, Ltd...........................  5,917,000   6,124,050
    Kingdee International Software Group Co., Ltd............... 15,099,200  14,593,555
    Kingsoft Corp., Ltd.........................................  4,644,000   8,896,336
#*  Kong Sun Holdings, Ltd......................................  1,325,000      20,084
    Koradior Holdings, Ltd......................................  1,008,000   1,188,277
#*  KuangChi Science, Ltd.......................................  8,317,000     564,153
    KWG Group Holdings, Ltd..................................... 10,440,950  10,335,973
*   Labixiaoxin Snacks Group, Ltd...............................  1,152,000      72,714

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
    Lai Fung Holdings, Ltd......................................    614,467 $   801,948
    Launch Tech Co., Ltd., Class H..............................     56,500      42,700
    Le Saunda Holdings, Ltd.....................................  1,765,799     203,696
    Lee & Man Chemical Co., Ltd.................................  1,070,785     731,490
#   Lee & Man Paper Manufacturing, Ltd..........................  8,492,000   7,595,409
#   Lee's Pharmaceutical Holdings, Ltd..........................  1,721,500   1,399,242
*   Leoch International Technology, Ltd.........................  2,764,000     201,769
#*  Leyou Technologies Holdings, Ltd............................  9,420,000   2,626,530
*   Li Ning Co., Ltd............................................ 13,365,500  16,445,239
*   Lianhua Supermarket Holdings Co., Ltd., Class H.............  3,079,600     500,289
*   Lifestyle China Group, Ltd..................................  1,862,000     663,045
#*  Lifetech Scientific Corp.................................... 15,504,000   3,359,609
#*  Link Motion, Inc., Sponsored ADR............................    690,534     106,273
#*  Lisi Group Holdings, Ltd....................................  1,088,000     125,074
    Livzon Pharmaceutical Group, Inc., Class H..................    841,364   2,708,588
    LK Technology Holdings, Ltd.................................    322,500      28,095
#*  LongiTech Smart Energy Holding, Ltd.........................    995,000      86,262
    Lonking Holdings, Ltd....................................... 12,979,000   4,386,388
    Luye Pharma Group, Ltd......................................  7,631,500   5,702,209
#   LVGEM China Real Estate Investment Co., Ltd.................    600,000     167,676
#   Maanshan Iron & Steel Co., Ltd., Class H.................... 14,938,000   7,169,899
    Maoye International Holdings, Ltd...........................  8,518,000     609,724
*   MIE Holdings Corp...........................................  1,256,000       9,835
#   Min Xin Holdings, Ltd.......................................    922,000     623,754
*   Mingfa Group International Co., Ltd.........................  7,108,000      50,997
*   Mingyuan Medicare Development Co., Ltd......................  6,950,000      38,172
#   Minmetals Land, Ltd......................................... 11,220,000   2,026,698
#   Minth Group, Ltd............................................  3,291,000  11,514,906
*   MMG, Ltd.................................................... 14,722,999   5,427,639
    MOBI Development Co., Ltd...................................    962,000     157,456
*   Mobile Internet China Holding, Ltd..........................  2,915,000      62,139
    Modern Land China Co., Ltd..................................  5,690,800     812,535
*   Munsun Capital Group, Ltd...................................  4,818,905      80,903
#   Nan Hai Corp., Ltd.......................................... 21,550,000     474,020
    Nanjing Panda Electronics Co., Ltd., Class H................    348,000     125,865
*   National Agricultural Holdings, Ltd.........................     91,005      13,801
*   Nature Home Holding Co., Ltd................................  1,187,000     240,924
#   NetDragon Websoft Holdings, Ltd.............................    440,000     802,022
#   New Century Healthcare Holding Co., Ltd.....................    110,500      90,607
#*  New Provenance Everlasting Holdings, Ltd.................... 12,350,000      48,928
    New Universe Environmental Group, Ltd.......................    300,000      16,034
*   New World Department Store China, Ltd.......................  3,567,462     823,261
    Nexteer Automotive Group, Ltd...............................  5,787,000   8,761,280
    Nine Dragons Paper Holdings, Ltd............................  1,672,000   1,708,759
#*  Noah Holdings, Ltd., ADR....................................    152,611   7,172,717
#*  North Mining Shares Co., Ltd................................ 87,980,000     359,212
#   NVC Lighting Holdings, Ltd..................................  8,433,000     535,199
#*  O-Net Technologies Group, Ltd...............................  3,164,000   1,534,326
*   Ourgame International Holdings, Ltd.........................  1,942,000     194,375
    Overseas Chinese Town Asia Holdings, Ltd....................  1,342,183     432,291
#   Ozner Water International Holding, Ltd......................  2,638,000     569,541
#   Pacific Online, Ltd.........................................  2,928,365     482,121
#*  Panda Green Energy Group, Ltd............................... 18,254,000     938,101
    Parkson Retail Group, Ltd...................................  8,280,500     784,480
#   PAX Global Technology, Ltd..................................  5,910,000   2,591,879
*   Peking University Resources Holdings Co., Ltd...............    176,000       6,400
#   Phoenix Media Investment Holdings, Ltd......................  8,340,000     810,518
*   Phoenix New Media, Ltd., ADR................................    146,073     579,910
    Poly Culture Group Corp., Ltd., Class H.....................    628,800     822,630

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
CHINA -- (Continued)
    Poly Property Group Co., Ltd................................  15,779,000 $ 5,594,149
    Pou Sheng International Holdings, Ltd.......................  15,028,806   2,913,495
    Powerlong Real Estate Holdings, Ltd.........................   9,746,000   4,340,327
*   Prosperity International Holdings HK, Ltd...................  11,620,000      44,437
#*  PW Medtech Group, Ltd.......................................   5,032,000     737,307
#   Q Technology Group Co., Ltd.................................   2,488,000   1,406,622
*   Qingdao Port International Co., Ltd., Class H...............   3,604,000   2,245,108
    Qingling Motors Co., Ltd., Class H..........................   4,464,000   1,150,712
#   Qinhuangdao Port Co., Ltd., Class H.........................   4,158,500     909,240
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.....................      65,000      18,091
    Qunxing Paper Holdings Co., Ltd.............................     669,913      32,270
*   Real Gold Mining, Ltd.......................................     300,500      10,071
#   Redco Group.................................................   6,978,000   2,757,306
    Regal International Airport Group Co., Ltd., Class H........     807,000     694,030
#*  Renhe Commercial Holdings Co., Ltd.......................... 129,099,000   4,937,025
#   Renren, Inc., ADR...........................................      37,726      63,757
#*  REXLot Holdings, Ltd........................................ 100,377,252     268,712
#   Rivera Holdings, Ltd........................................   1,382,000     100,431
    Road King Infrastructure, Ltd...............................   1,988,000   3,615,798
#*  Ronshine China Holdings, Ltd................................   2,005,000   2,400,771
*   Royale Furniture Holdings, Ltd..............................     130,000      15,113
    Sany Heavy Equipment International Holdings Co., Ltd........   6,885,000   2,291,097
#   Seaspan Corp................................................     430,472   4,003,390
#*  Semiconductor Manufacturing International Corp..............   2,667,000   2,520,251
#   Shandong Chenming Paper Holdings, Ltd., Class H.............   2,933,250   1,715,527
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H....  11,976,000  10,034,248
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H...........   1,446,400     733,374
    Shanghai Dazhong Public Utilities Group Co., Ltd., Class H..      87,000      31,811
*   Shanghai Fudan Microelectronics Group Co., Ltd., Class H....   1,246,000   1,251,254
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.,
      Class H...................................................   1,723,000   1,047,197
    Shanghai Haohai Biological Technology Co., Ltd., Class H....     207,000   1,019,010
    Shanghai Industrial Holdings, Ltd...........................   3,590,000   7,561,368
#   Shanghai Industrial Urban Development Group, Ltd............  13,952,000   2,360,241
    Shanghai Jin Jiang International Hotels Group Co., Ltd.,
      Class H...................................................   8,524,000   2,157,917
#   Shanghai La Chapelle Fashion Co., Ltd., Class H.............     175,800     126,234
*   Shanghai Prime Machinery Co., Ltd., Class H.................   5,358,000     774,697
#*  Shanghai Zendai Property, Ltd...............................  21,220,000     341,909
*   Sheen Tai Holdings Grp Co., Ltd.............................   1,890,000      44,302
    Shengjing Bank Co., Ltd., Class H...........................      62,500      27,577
*   Shengli Oil & Gas Pipe Holdings, Ltd........................   2,262,000      28,586
    Shenguan Holdings Group, Ltd................................   7,098,000     401,272
    Shenzhen Expressway Co., Ltd., Class H......................   4,920,400   5,583,301
    Shenzhen International Holdings, Ltd........................   7,678,867  14,916,856
#   Shenzhen Investment, Ltd....................................  23,170,643   8,082,502
*   Shougang Concord International Enterprises Co., Ltd.........  51,776,000   1,411,154
    Shougang Fushan Resources Group, Ltd........................  17,778,000   3,782,138
    Shui On Land, Ltd...........................................  26,651,143   6,604,731
#*  Shunfeng International Clean Energy, Ltd....................   9,986,000     661,733
    Sichuan Expressway Co., Ltd., Class H.......................   5,324,000   1,707,708
    Sihuan Pharmaceutical Holdings Group, Ltd...................  26,645,000   5,626,066
*   Silver Grant International Industries, Ltd..................   6,502,000   1,344,986
*   Sino Oil And Gas Holdings, Ltd..............................   7,481,777     132,854
#*  Sinofert Holdings, Ltd......................................  16,775,327   1,973,074
    Sino-I Technology, Ltd......................................   3,950,000      27,659
*   Sinolink Worldwide Holdings, Ltd............................  17,312,800   1,221,196
#   SinoMedia Holding, Ltd......................................   1,126,000     237,497
    Sino-Ocean Group Holding, Ltd...............................  12,535,500   6,161,330
    Sinopec Engineering Group Co., Ltd., Class H................   7,755,500   7,623,409
    Sinopec Kantons Holdings, Ltd...............................   6,960,000   3,194,341

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
#   Sinosoft Technology Group, Ltd..............................  5,453,599 $ 1,519,389
    Sinotrans, Ltd., Class H.................................... 15,335,000   7,060,234
#   Sinotruk Hong Kong, Ltd.....................................  5,364,000   9,935,075
    Skyfame Realty Holdings, Ltd................................ 18,696,000   3,057,787
    Skyworth Digital Holdings, Ltd.............................. 13,675,628   4,107,436
#*  SMI Holdings Group, Ltd.....................................  6,450,413   1,442,622
*   SOHO China, Ltd............................................. 14,601,500   5,923,133
#*  Sohu.com, Ltd., ADR.........................................    115,019   2,380,893
#*  Southern Energy Holdings Group, Ltd.........................    230,000     311,485
#*  Sparkle Roll Group, Ltd.....................................  7,624,000     385,017
    Springland International Holdings, Ltd......................  5,366,000   1,075,362
#*  SPT Energy Group, Inc.......................................  4,396,000     276,018
*   SRE Group, Ltd.............................................. 34,584,346     574,727
    SSY Group, Ltd.............................................. 12,629,152  11,380,731
#*  Starrise Media Holdings, Ltd................................  2,410,000     431,255
    Suchuang Gas Corp., Ltd.....................................    564,000     185,865
#   Sun King Power Electronics Group............................  3,644,000     507,536
*   Suncity Group Holdings, Ltd.................................  3,050,000     465,144
#*  Sunshine 100 China Holdings, Ltd............................    643,000     138,695
#   Symphony Holdings, Ltd......................................  8,650,000   1,127,200
    Tang Palace China Holdings, Ltd.............................    440,000      67,048
#   Tarena International, Inc., ADR.............................    238,494   1,564,521
*   Taung Gold International, Ltd............................... 37,090,000     293,779
    TCL Electronics Holdings, Ltd...............................  4,977,347   2,367,962
*   Tech Pro Technology Development, Ltd........................ 43,862,000      71,546
*   Technovator International, Ltd..............................  3,324,000     509,904
    Ten Pao Group Holdings, Ltd.................................  1,296,000     101,082
    Tenfu Cayman Holdings Co., Ltd..............................    244,000     164,260
#*  Tenwow International Holdings, Ltd..........................  4,336,000     157,479
*   Tesson Holdings, Ltd........................................    162,000      18,261
    Texhong Textile Group, Ltd..................................  2,099,000   2,814,593
#   Tian An China Investment Co., Ltd...........................  1,718,000     944,785
#   Tian Ge Interactive Holdings, Ltd...........................  2,904,000   1,209,643
    Tian Shan Development Holding, Ltd..........................  1,742,000     545,331
#   Tiangong International Co., Ltd.............................  2,186,000     463,121
#*  Tianjin Capital Environmental Protection Group Co., Ltd.,
      Class H...................................................  2,756,000   1,094,062
    Tianjin Development Holdings, Ltd...........................  3,828,000   1,384,893
    Tianjin Port Development Holdings, Ltd...................... 14,364,800   1,689,469
    Tianneng Power International, Ltd...........................  5,358,048   5,001,139
    Tianyun International Holdings, Ltd.........................  1,978,000     295,255
*   Tibet Water Resources, Ltd.................................. 12,716,000   4,636,066
    Time Watch Investments, Ltd.................................  1,562,000     228,671
    Tomson Group, Ltd...........................................  3,049,054     930,322
#   Tong Ren Tang Technologies Co., Ltd., Class H...............  4,017,000   5,404,398
#   Tongda Group Holdings, Ltd.................................. 24,750,000   3,363,018
*   Tongfang Kontafarma Holdings, Ltd...........................    186,000       5,861
    Tonly Electronics Holdings, Ltd.............................    598,176     446,667
#   Top Spring International Holdings, Ltd......................  1,539,500     506,644
*   Tou Rong Chang Fu Group, Ltd................................ 15,604,000      88,090
    Towngas China Co., Ltd......................................  7,010,657   5,587,096
    TPV Technology, Ltd.........................................  5,225,964     726,515
    Trigiant Group, Ltd.........................................  3,878,000     595,915
*   Truly International Holdings, Ltd...........................  8,011,573   1,058,628
#   Tsaker Chemical Group, Ltd..................................  1,314,500     258,598
#*  Tuniu Corp., Sponsored ADR..................................    118,517     545,178
    Uni-President China Holdings, Ltd...........................  8,237,000   7,333,574
    United Energy Group, Ltd.................................... 40,014,900   6,235,290
#*  V1 Group, Ltd............................................... 11,181,579     364,598
    Vinda International Holdings, Ltd...........................    841,000   1,474,343

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ---------- --------------
CHINA -- (Continued)
*   Vipshop Holdings, Ltd., ADR.................................  1,952,438 $   15,014,248
    Wanguo International Mining Group, Ltd......................    442,000         98,845
    Wasion Holdings, Ltd........................................  4,030,000      2,114,054
    Weiqiao Textile Co., Class H................................  2,249,500        804,571
    Wenzhou Kangning Hospital Co., Ltd., Class H................      2,700         12,730
    West China Cement, Ltd...................................... 16,034,000      2,296,300
#   Wisdom Education International Holdings Co., Ltd............  2,284,000        933,225
#   Wisdom Sports Group.........................................  3,257,000        225,653
    Wison Engineering Services Co., Ltd.........................  1,373,000        178,513
#   Xiabuxiabu Catering Management China Holdings Co., Ltd......  2,073,000      3,011,456
    Xiamen International Port Co., Ltd., Class H................  7,248,000      1,119,086
*   Xinchen China Power Holdings, Ltd...........................  3,137,000        172,675
    Xingda International Holdings, Ltd..........................  6,117,235      1,779,660
    Xingfa Aluminium Holdings, Ltd..............................    503,000        348,702
    Xinhua Winshare Publishing and Media Co., Ltd., Class H.....  2,708,103      1,952,215
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H..........  4,811,598        443,817
*   Xinming China Holdings, Ltd.................................    224,000         37,794
#   Xinyi Solar Holdings, Ltd................................... 17,367,372      7,305,300
#   Xinyuan Real Estate Co., Ltd., ADR..........................    114,851        548,988
    Xtep International Holdings, Ltd............................  6,224,500      4,025,575
*   Xunlei, Ltd., ADR...........................................     73,287        253,573
#   Yadea Group Holdings, Ltd...................................  7,014,000      2,698,644
*   Yanchang Petroleum International, Ltd....................... 30,610,000        250,824
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.,
      Class H...................................................  1,018,000      3,147,629
#*  Yashili International Holdings, Ltd.........................  5,308,000        903,228
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H....    588,200      2,395,478
    Yida China Holdings, Ltd....................................  1,148,000        359,045
    Yihai International Holding, Ltd............................  1,407,000      4,317,072
    Yip's Chemical Holdings, Ltd................................  1,850,000        583,315
#   Yirendai, Ltd., ADR.........................................     85,486        954,879
    Yorkey Optical International Cayman, Ltd....................    396,000         62,658
#*  Youyuan International Holdings, Ltd.........................  2,894,070      1,070,312
*   YuanShengTai Dairy Farm, Ltd................................  5,941,000        135,228
    Yuexiu Property Co., Ltd.................................... 50,846,284      9,883,922
#   Yuexiu Transport Infrastructure, Ltd........................  4,586,018      3,538,718
#   Yunnan Water Investment Co., Ltd., Class H..................  1,782,000        505,628
    Yuzhou Properties Co., Ltd.................................. 11,545,364      5,730,019
*   YY, Inc., ADR...............................................    213,182     14,801,226
    Zhaojin Mining Industry Co., Ltd., Class H..................  8,321,500      8,735,609
    Zhejiang Expressway Co., Ltd., Class H......................  4,490,000      4,622,988
    Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H....  1,837,800        915,153
*   Zhidao International Holdings, Ltd..........................  2,400,000        104,172
#*  Zhong An Real Estate, Ltd................................... 21,839,800        879,175
    Zhongsheng Group Holdings, Ltd..............................  3,716,000      6,692,543
#   Zhongyu Gas Holdings, Ltd...................................  1,834,306      1,918,517
#   Zhou Hei Ya International Holdings Co., Ltd.................  3,119,000      1,404,875
*   Zhuguang Holdings Group Co., Ltd............................  7,184,000      1,201,919
    Zhuhai Holdings Investment Group, Ltd.......................  1,800,000        223,671
    Zoomlion Heavy Industry Science and Technology Co., Ltd.,
      Class H...................................................  6,882,000      2,799,921
                                                                            --------------
TOTAL CHINA.....................................................             1,174,691,490
                                                                            --------------
COLOMBIA -- (0.3%)
    Almacenes Exito SA..........................................  1,666,790      7,568,998
    Bolsa de Valores de Colombia................................     63,819        239,244
    Celsia SA ESP...............................................  2,077,969      2,867,664
    Cementos Argos SA...........................................    612,224      1,593,163
*   CEMEX Latam Holdings SA.....................................  1,118,385      1,570,422
*   Constructora Conconcreto SA.................................    323,906         38,076
*   Corp. Financiera Colombiana SA..............................    237,455      1,453,028

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
COLOMBIA -- (Continued)
*   Empresa de Telecomunicaciones de Bogota..................... 3,255,012 $   259,982
    Grupo Nutresa SA............................................   165,024   1,410,543
    Interconexion Electrica SA ESP..............................   156,222     700,358
    Mineros SA..................................................   115,553      74,802
    Promigas SA ESP.............................................    10,240      18,468
                                                                           -----------
TOTAL COLOMBIA..................................................            17,794,748
                                                                           -----------
GREECE -- (0.3%)
    Aegean Airlines SA..........................................   206,437   1,798,299
    Athens Water Supply & Sewage Co. SA.........................   125,722     769,185
    Bank of Greece..............................................   140,045   2,133,004
*   Ellaktor SA.................................................   781,004   1,238,371
    Fourlis Holdings SA.........................................   271,724   1,355,321
*   GEK Terna Holding Real Estate Construction SA...............   475,188   2,353,797
    Hellenic Exchanges--Athens Stock Exchange SA................   434,255   1,817,739
*   Iaso SA.....................................................   528,264     815,845
*   Intracom Holdings SA........................................   379,795     305,066
*   Intralot SA-Integrated Lottery Systems & Services...........   796,641     421,827
*   LAMDA Development SA........................................    92,510     646,536
*   Marfin Investment Group Holdings SA......................... 5,032,612     405,677
    Mytilineos Holdings SA......................................   376,348   3,556,055
    Piraeus Port Authority SA...................................    42,172     710,089
    Sarantis SA.................................................   187,696   1,586,228
    Terna Energy SA.............................................   198,137   1,353,959
                                                                           -----------
TOTAL GREECE....................................................            21,266,998
                                                                           -----------
HONG KONG -- (0.0%)
*   China Rare Earth Holdings, Ltd.............................. 7,602,799     280,851
                                                                           -----------
HUNGARY -- (0.1%)
#   CIG Pannonia Life Insurance P.L.C., Class A.................   198,367     304,972
    Magyar Telekom Telecommunications P.L.C..................... 2,270,644   3,836,998
*   Opus Global Nyrt............................................    36,677      60,927
    Richter Gedeon Nyrt.........................................   271,445   5,797,024
                                                                           -----------
TOTAL HUNGARY...................................................             9,999,921
                                                                           -----------
INDIA -- (10.4%)
*   3M India, Ltd...............................................     6,225   1,763,005
*   5Paisa Capital, Ltd.........................................    34,270     116,568
*   8K Miles Software Services, Ltd.............................    78,369     139,824
    Aarti Drugs, Ltd............................................    21,074     173,822
    Aarti Industries, Ltd.......................................   196,430   4,498,431
    Abbott India, Ltd...........................................    15,291   1,732,071
    Accelya Kale Solutions, Ltd.................................     3,300      42,753
    Adani Enterprises, Ltd......................................   303,642     582,928
*   Adani Gas, Ltd..............................................   303,642     393,855
*   Adani Power, Ltd............................................ 2,462,193   1,614,004
*   Adani Transmissions, Ltd....................................   523,322   1,571,597
*   Aditya Birla Fashion and Retail, Ltd........................   696,764   2,058,064
    Advanced Enzyme Technologies, Ltd...........................   137,617     322,392
    Aegis Logistics, Ltd........................................   743,153   1,992,894
    Agro Tech Foods, Ltd........................................    75,356     589,439
    Ahluwalia Contracts India, Ltd..............................    22,167      86,959
    AIA Engineering, Ltd........................................   238,554   5,373,278
    Ajanta Pharma, Ltd..........................................   216,389   3,113,714
    Akzo Nobel India, Ltd.......................................    74,807   1,828,521
    Alembic Pharmaceuticals, Ltd................................   455,773   3,804,007
    Alembic, Ltd................................................   625,263     360,280

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDIA -- (Continued)
    Alkyl Amines Chemicals......................................    21,974 $  233,071
*   Allahabad Bank.............................................. 2,288,069  1,459,755
    Allcargo Logistics, Ltd.....................................   453,470    673,271
    Amara Raja Batteries, Ltd...................................   270,298  2,856,834
*   Amtek Auto, Ltd.............................................   217,501      9,154
    Anant Raj, Ltd..............................................   729,609    343,145
*   Andhra Bank................................................. 2,056,011    727,067
    Andhra Sugars, Ltd. (The)...................................    26,020    113,683
*   Anveshan Heavy Engineering, Ltd.............................    41,601     55,885
    Apar Industries, Ltd........................................    98,495    858,794
    APL Apollo Tubes, Ltd.......................................    38,199    604,829
    Apollo Hospitals Enterprise, Ltd............................   350,445  6,539,759
    Apollo Tyres, Ltd........................................... 2,135,080  6,157,919
    Aptech, Ltd.................................................    93,269    224,356
*   Arvind Fashions, Ltd........................................   224,643  3,120,930
    Arvind, Ltd................................................. 1,123,214  1,395,512
    Asahi India Glass, Ltd......................................   458,070  1,644,793
    Ashiana Housing, Ltd........................................   240,932    389,482
    Ashoka Buildcon, Ltd........................................   516,254    867,913
    Asian Granito India, Ltd....................................    34,143     75,169
    Astra Microwave Products, Ltd...............................    45,929     50,550
    Astral Polytechnik, Ltd.....................................   125,652  2,024,696
*   AstraZeneca Pharma India, Ltd...............................    19,541    440,535
    Atul, Ltd...................................................    70,294  3,430,750
    Automotive Axles, Ltd.......................................    35,380    563,815
    Avanti Feeds, Ltd...........................................   198,519    996,077
*   Bajaj Corp., Ltd............................................   469,523  2,337,215
    Bajaj Electricals, Ltd......................................   182,733  1,181,882
*   Bajaj Hindusthan Sugar, Ltd................................. 2,965,216    334,359
    Bajaj Holdings & Investment, Ltd............................   116,003  4,653,238
    Balaji Amines, Ltd..........................................    66,502    391,391
    Balaji Telefilms, Ltd.......................................   215,547    277,269
    Balkrishna Industries, Ltd..................................   564,402  6,469,510
*   Ballarpur Industries, Ltd................................... 1,650,595     83,651
    Balmer Lawrie & Co., Ltd....................................   308,856    813,881
*   Balrampur Chini Mills, Ltd.................................. 1,144,517  1,653,117
    Banco Products India, Ltd...................................   152,996    364,621
*   Bank of Maharashtra.........................................   869,980    180,204
    Bannari Amman Sugars, Ltd...................................    14,297    299,371
    BASF India, Ltd.............................................    87,802  1,683,770
    Bata India, Ltd.............................................   261,464  4,130,279
    Bayer CropScience, Ltd......................................     6,694    414,461
    BEML, Ltd...................................................    78,877    883,905
    Berger Paints India, Ltd....................................   757,445  3,391,078
*   BF Utilities, Ltd...........................................    30,209     85,402
    Bhansali Engineering Polymers, Ltd..........................   399,040    384,767
*   Bharat Financial Inclusion, Ltd.............................   367,223  4,895,069
    Bharat Rasayan, Ltd.........................................     2,339    141,647
    Biocon, Ltd.................................................   110,195  1,012,114
    Birla Corp., Ltd............................................   162,236  1,107,948
    Bliss Gvs Pharma, Ltd.......................................   354,023    773,071
    BLS International Services, Ltd.............................    20,214     29,620
    Blue Dart Express, Ltd......................................    34,007  1,536,317
    Blue Star, Ltd..............................................   205,320  1,711,899
    Bodal Chemicals, Ltd........................................   329,039    498,007
    Bombay Dyeing & Manufacturing Co., Ltd......................   629,184    992,818
    Borosil Glass Works, Ltd....................................    13,438     40,063
    Brigade Enterprises, Ltd....................................   302,306    895,809
    BSE, Ltd....................................................    43,184    359,335

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDIA -- (Continued)
    Can Fin Homes, Ltd..........................................   213,990 $  761,252
*   Canara Bank.................................................   488,422  1,729,126
    Caplin Point Laboratories, Ltd..............................   127,657    657,770
    Carborundum Universal, Ltd..................................   400,972  1,965,107
    Care Ratings, Ltd...........................................   156,953  2,193,845
    Castrol India, Ltd..........................................   366,997    820,023
    CCL Products India, Ltd.....................................   437,754  1,659,961
    Ceat, Ltd...................................................   160,822  2,449,159
    Central Depository Services India, Ltd......................    62,176    191,032
    Century Plyboards India, Ltd................................   473,285  1,085,881
    Century Textiles & Industries, Ltd..........................    20,745    232,318
    Cera Sanitaryware, Ltd......................................    30,650  1,055,929
    CESC, Ltd...................................................   604,391  5,916,048
*   CG Power and Industrial Solutions, Ltd...................... 2,641,173  1,403,012
    Chambal Fertilizers & Chemicals, Ltd........................ 1,083,821  2,750,915
    Chennai Petroleum Corp., Ltd................................   356,359  1,231,538
    Chennai Super Kings Cricket, Ltd............................ 1,658,632      9,839
    City Union Bank, Ltd........................................ 1,371,340  3,675,700
*   Coffee Day Enterprises, Ltd.................................   252,481    950,377
    Coromandel International, Ltd...............................   571,426  3,626,283
*   Corp. Bank.................................................. 1,364,262    502,825
*   Cox & Kings Financial Service, Ltd..........................   263,756    241,430
    Cox & Kings, Ltd............................................   791,270  1,722,475
    CRISIL, Ltd.................................................   117,238  2,722,850
    Crompton Greaves Consumer Electricals, Ltd.................. 3,259,400  9,778,452
    Cyient, Ltd.................................................   403,145  3,452,358
    DB Corp., Ltd...............................................   154,469    381,876
*   DB Realty, Ltd..............................................   162,634     58,799
    DCB Bank, Ltd............................................... 1,566,838  3,939,373
    DCM Shriram, Ltd............................................   305,718  1,461,997
    Deepak Fertilisers & Petrochemicals Corp., Ltd..............   187,415    307,819
    Deepak Nitrite, Ltd.........................................   298,284    931,956
    Delta Corp., Ltd............................................   661,802  2,163,089
*   DEN Networks, Ltd...........................................   298,844    301,032
*   Dena Bank................................................... 1,251,365    221,040
    Dewan Housing Finance Corp., Ltd............................   857,976  1,635,761
    DFM Foods, Ltd..............................................    37,685    108,678
    Dhampur Sugar Mills, Ltd....................................   134,484    318,170
    Dhanuka Agritech, Ltd.......................................    49,840    296,755
    Dilip Buildcon, Ltd.........................................   164,084    740,263
    Dish TV India, Ltd.......................................... 3,416,870  1,133,304
*   Dishman Carbogen Amcis, Ltd.................................   649,480  1,883,579
    Dixon Technologies India, Ltd...............................       838     27,045
    Dr Lal PathLabs, Ltd........................................   112,718  1,705,361
    Dynamatic Technologies, Ltd.................................     8,945    172,684
    eClerx Services, Ltd........................................   142,491  2,163,252
    Edelweiss Financial Services, Ltd........................... 1,000,569  2,174,300
    EID Parry India, Ltd........................................   518,981  1,490,405
    EIH, Ltd.................................................... 1,027,752  2,912,729
    Electrosteel Castings, Ltd..................................   761,096    228,134
    Elgi Equipments, Ltd........................................   360,052  1,216,223
    Endurance Technologies, Ltd.................................    15,397    251,012
    Engineers India, Ltd........................................ 1,176,324  1,874,459
    Entertainment Network India, Ltd............................    67,400    518,547
*   Eris Lifesciences, Ltd......................................     2,163     19,264
*   Eros International Media, Ltd...............................   156,752    170,224
    Escorts, Ltd................................................   536,161  5,008,412
    Essel Propack, Ltd..........................................   790,747  1,223,433
    Eveready Industries India, Ltd..............................   323,562    976,552

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
INDIA -- (Continued)
    Excel Crop Care, Ltd........................................      4,882 $   224,211
    Excel Industries, Ltd.......................................      3,403      55,638
    Exide Industries, Ltd.......................................  1,512,540   4,839,150
*   FDC, Ltd....................................................    433,846   1,007,468
    Federal Bank, Ltd...........................................  8,415,991  10,168,725
*   Federal-Mogul Goetze India, Ltd.............................     82,059     589,786
    FIEM Industries, Ltd........................................     22,301     154,583
    Finolex Cables, Ltd.........................................    731,685   4,260,960
    Finolex Industries, Ltd.....................................    298,707   2,153,073
    Firstsource Solutions, Ltd..................................  1,702,878   1,179,041
*   Fortis Healthcare, Ltd......................................  2,321,065   4,430,054
*   Future Enterprises, Ltd.....................................    791,059     401,556
    Future Lifestyle Fashions, Ltd..............................    111,982     678,507
*   Future Retail, Ltd..........................................    259,059   1,570,120
    Gabriel India, Ltd..........................................    410,168     832,893
    Garware Technical Fibres, Ltd...............................     53,803     856,102
    Gateway Distriparks, Ltd....................................    655,948     949,436
    Gati, Ltd...................................................    124,440     129,748
*   Gayatri Projects, Ltd.......................................    297,572     721,517
    GE Power India, Ltd.........................................     93,653   1,014,963
    GE T&D India, Ltd...........................................    185,968     772,828
    Geojit Financial Services, Ltd..............................    280,174     147,651
    GHCL, Ltd...................................................    228,000     803,981
    GIC Housing Finance, Ltd....................................     98,590     332,793
    Gillette India, Ltd.........................................     15,182   1,390,851
    GlaxoSmithKline Pharmaceuticals, Ltd........................     11,774     233,266
    Glenmark Pharmaceuticals, Ltd...............................    549,552   5,053,591
    GM Breweries, Ltd...........................................     37,452     265,864
*   GMR Infrastructure, Ltd..................................... 13,609,840   2,948,090
    GOCL Corp., Ltd.............................................     46,790     161,525
*   Godawari Power and Ispat, Ltd...............................     56,529     184,479
    Godfrey Phillips India, Ltd.................................     90,837   1,188,067
    Godrej Agrovet, Ltd.........................................      8,130      56,890
    Godrej Industries, Ltd......................................    419,995   2,982,217
*   Godrej Properties, Ltd......................................    285,705   2,982,705
    Granules India, Ltd.........................................    674,954     868,577
    Graphite India, Ltd.........................................     52,686     420,345
    Great Eastern Shipping Co., Ltd. (The)......................    476,566   2,026,513
    Greaves Cotton, Ltd.........................................    596,782   1,034,656
    Greenply Industries, Ltd....................................    201,099     366,579
    Grindwell Norton, Ltd.......................................    101,866     773,048
    GRUH Finance, Ltd...........................................  1,261,788   3,703,074
*   GTL Infrastructure, Ltd.....................................    938,311      13,919
    Gujarat Alkalies & Chemicals, Ltd...........................    179,627   1,289,621
    Gujarat Ambuja Exports, Ltd.................................    261,578     767,199
    Gujarat Fluorochemicals, Ltd................................    224,424   2,735,113
    Gujarat Gas, Ltd............................................  1,490,295   2,670,807
    Gujarat Industries Power Co., Ltd...........................    320,510     334,751
    Gujarat Mineral Development Corp., Ltd......................    757,628     908,622
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.........    269,342   1,245,744
    Gujarat Pipavav Port, Ltd...................................  1,223,530   1,459,151
    Gujarat State Fertilizers & Chemicals, Ltd..................    969,096   1,329,291
    Gujarat State Petronet, Ltd.................................  1,231,854   3,087,892
    Gulf Oil Lubricants India, Ltd..............................     98,950   1,269,072
*   GVK Power & Infrastructure, Ltd.............................  5,460,127     507,018
*   Hathway Cable & Datacom, Ltd................................  2,392,287   1,078,591
    Hatsun Agro Products, Ltd...................................     56,280     522,907
    Hatsun Agro Products, Ltd...................................      3,375      24,344
    HBL Power Systems, Ltd......................................    627,675     231,705

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDIA -- (Continued)
*   HealthCare Global Enterprises, Ltd..........................    92,974 $  260,476
    HEG, Ltd....................................................    10,616    359,186
    HeidelbergCement India, Ltd.................................   558,522  1,166,845
    Heritage Foods, Ltd.........................................    77,562    543,068
    Hester Biosciences, Ltd.....................................     8,083    139,190
    Hexaware Technologies, Ltd..................................   751,914  3,607,695
    Hikal, Ltd..................................................   327,077    702,974
    HIL, Ltd....................................................    14,920    401,564
    Himachal Futuristic Communications, Ltd..................... 3,544,759  1,139,638
    Himadri Speciality Chemical, Ltd............................   761,872  1,257,461
    Himatsingka Seide, Ltd......................................   252,791    715,231
    Hinduja Global Solutions, Ltd...............................    48,678    429,423
    Hinduja Ventures, Ltd.......................................    37,897    199,423
    Hindustan Media Ventures, Ltd...............................    23,747     38,587
*   Hindustan Oil Exploration Co., Ltd..........................   249,147    385,026
    Honda SIEL Power Products, Ltd..............................    16,776    258,546
    Honeywell Automation India, Ltd.............................    12,668  3,794,503
*   Hotel Leela Venture, Ltd....................................   487,744     94,257
*   Housing Development & Infrastructure, Ltd................... 2,977,755  1,100,326
    HSIL, Ltd...................................................   241,579    840,605
    HT Media, Ltd...............................................   728,149    415,721
    Huhtamaki PPL, Ltd..........................................   138,171    338,471
    I G Petrochemicals, Ltd.....................................    70,875    301,532
    ICRA, Ltd...................................................     2,896    124,317
*   IDFC First Bank, Ltd........................................ 9,693,262  6,165,295
    IDFC, Ltd................................................... 4,699,121  2,634,953
*   IFB Industries, Ltd.........................................    60,191    673,633
*   IFCI, Ltd................................................... 6,154,340  1,171,953
    Igarashi Motors India, Ltd..................................     1,191      8,886
    IIFL Holdings, Ltd.......................................... 1,419,228  8,666,395
*   IL&FS Transportation Networks, Ltd..........................   807,052     84,767
    India Cements, Ltd. (The)................................... 1,331,790  1,583,564
    India Glycols, Ltd..........................................    70,838    262,733
    India Nippon Electricals, Ltd...............................    14,955     86,361
    Indiabulls Integrated Services, Ltd.........................    41,160    171,588
*   Indiabulls Real Estate, Ltd................................. 1,754,817  1,815,246
    Indiabulls Ventures, Ltd....................................   994,414  4,762,499
    Indiabulls Ventures, Ltd....................................   152,225    422,572
*   Indian Bank.................................................   652,589  2,073,737
    Indian Hotels Co., Ltd. (The)............................... 3,596,183  7,208,487
    Indian Hume Pipe Co., Ltd...................................    58,260    271,445
*   Indian Overseas Bank........................................ 2,206,156    427,145
    Indo Count Industries, Ltd..................................   435,926    284,691
    Indoco Remedies, Ltd........................................   261,874    676,962
    Indraprastha Gas, Ltd.......................................   288,052  1,148,421
    INEOS Styrolution India, Ltd................................    30,905    276,212
    Ingersoll-Rand India, Ltd...................................    78,519    650,716
*   Inox Leisure, Ltd...........................................   413,809  1,509,696
*   Inox Wind, Ltd..............................................   288,165    276,373
    Insecticides India, Ltd.....................................    32,706    269,638
*   Intellect Design Arena, Ltd.................................   342,953    872,820
*   International Paper APPM, Ltd...............................    38,897    261,399
    Ipca Laboratories, Ltd......................................   379,399  4,076,425
    IRB Infrastructure Developers, Ltd.......................... 1,170,839  2,388,899
    ITD Cementation India, Ltd..................................   361,221    595,313
    J Kumar Infraprojects, Ltd..................................   166,672    250,621
    Jagran Prakashan, Ltd.......................................   764,222  1,108,112
    Jai Corp., Ltd..............................................   478,763    685,343
    Jain Irrigation Systems, Ltd................................ 2,117,960  1,832,779

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
INDIA -- (Continued)
*   Jaiprakash Associates, Ltd..................................  8,194,430 $  763,787
*   Jaiprakash Power Ventures, Ltd.............................. 14,119,051    369,998
*   Jammu & Kashmir Bank, Ltd. (The)............................  2,013,045  1,157,317
    Jamna Auto Industries, Ltd..................................    953,834    763,538
    Jayant Agro-Organics, Ltd...................................     14,999     42,390
*   Jaypee Infratech, Ltd.......................................  3,016,041    127,280
    JB Chemicals & Pharmaceuticals, Ltd.........................    204,577    909,805
*   JBF Industries, Ltd.........................................     59,055     15,266
    JBM Auto, Ltd...............................................     15,094     58,602
*   Jet Airways India, Ltd......................................    288,567    962,156
    Jindal Poly Films, Ltd......................................    126,928    443,404
    Jindal Saw, Ltd.............................................  1,033,433  1,296,061
*   Jindal Stainless Hisar, Ltd.................................    334,099    369,622
*   Jindal Stainless, Ltd.......................................    475,544    183,601
*   Jindal Steel & Power, Ltd...................................  1,278,914  2,441,132
    JK Cement, Ltd..............................................    157,446  1,574,442
    JK Lakshmi Cement, Ltd......................................    288,501  1,201,267
    JK Paper, Ltd...............................................    506,564    971,538
    JK Tyre & Industries, Ltd...................................    473,459    605,521
    JM Financial, Ltd...........................................  1,845,543  2,016,106
    JMC Projects India, Ltd.....................................    260,242    336,738
    Johnson Controls-Hitachi Air Conditioning India, Ltd........     64,520  1,619,644
*   JSW Energy, Ltd.............................................  2,902,020  2,734,863
*   JSW Holdings, Ltd...........................................      1,421     54,214
    JTEKT India, Ltd............................................    112,450    154,073
    Jubilant Foodworks, Ltd.....................................    523,518  9,339,765
    Jubilant Life Sciences, Ltd.................................    507,088  5,022,984
*   Just Dial, Ltd..............................................    150,015  1,013,823
    Jyothy Laboratories, Ltd....................................    885,099  2,293,073
    Kajaria Ceramics, Ltd.......................................    514,765  3,899,709
    Kalpataru Power Transmission, Ltd...........................    384,967  1,989,186
    Kalyani Steels, Ltd.........................................    113,000    321,272
    Kansai Nerolac Paints, Ltd..................................    280,599  1,740,283
    Karnataka Bank, Ltd. (The)..................................  1,179,918  1,994,602
    Karur Vysya Bank, Ltd. (The)................................  2,844,542  3,539,008
    Kaveri Seed Co., Ltd........................................    262,820  2,213,924
    KCP, Ltd. (The).............................................    278,078    343,295
    KEC International, Ltd......................................    692,036  2,390,802
    KEI Industries, Ltd.........................................    236,216  1,196,508
*   Kesoram Industries, Ltd.....................................     78,725     78,766
    Kewal Kiran Clothing, Ltd...................................      2,328     39,081
*   Kiri Industries, Ltd........................................     74,470    426,834
    Kirloskar Brothers, Ltd.....................................    136,214    268,546
    Kirloskar Oil Engines, Ltd..................................    257,475    627,438
    Kitex Garments, Ltd.........................................    106,857    155,730
    KNR Constructions, Ltd......................................    254,265    740,278
    Kolte-Patil Developers, Ltd.................................    155,233    575,816
*   KPIT Engineering, Ltd.......................................  1,131,802  1,395,656
    KPIT Technologies, Ltd......................................  1,131,802  1,812,610
    KPR Mill, Ltd...............................................    107,543    796,458
    KRBL, Ltd...................................................    419,992  1,980,985
    KSB, Ltd....................................................     40,851    402,386
    LA Opala RG, Ltd............................................    107,486    320,365
    Lakshmi Machine Works, Ltd..................................     23,798  1,805,746
*   Lakshmi Vilas Bank, Ltd. (The)..............................    722,986    663,643
    Laurus Labs, Ltd............................................     95,931    501,171
    LG Balakrishnan & Bros, Ltd.................................     48,800    280,551
    Linde India, Ltd............................................     99,527    665,681
    LT Foods, Ltd...............................................    694,369    380,122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDIA -- (Continued)
    Lumax Auto Technologies, Ltd................................     4,975 $   10,627
    Lumax Industries, Ltd.......................................     6,790    145,284
    LUX Industries, Ltd.........................................    32,046    537,467
    Magma Fincorp, Ltd..........................................   336,266    462,710
    Mahanagar Gas, Ltd..........................................    81,896  1,062,179
    Maharashtra Scooters, Ltd...................................     5,428    245,773
    Maharashtra Seamless, Ltd...................................   210,955  1,375,395
    Mahindra & Mahindra Financial Services, Ltd.................   488,869  2,799,269
*   Mahindra CIE Automotive, Ltd................................   326,221  1,080,380
    Mahindra Holidays & Resorts India, Ltd......................   300,457    868,322
    Mahindra Lifespace Developers, Ltd..........................   151,214    824,899
    Maithan Alloys, Ltd.........................................    46,446    233,047
*   Majesco, Ltd................................................    95,655    618,998
    Man Infraconstruction, Ltd..................................   474,414    227,775
    Manappuram Finance, Ltd..................................... 3,420,364  4,463,897
    Mangalore Refinery & Petrochemicals, Ltd....................   500,609    479,575
    Marksans Pharma, Ltd........................................ 1,431,414    516,478
    Mastek, Ltd.................................................    56,155    325,251
*   Max Financial Services, Ltd.................................   609,711  3,436,400
*   Max India, Ltd..............................................   960,513  1,158,066
    Mayur Uniquoters, Ltd.......................................    93,582    490,615
    McLeod Russel India, Ltd....................................   347,840    474,568
    Meghmani Organics, Ltd......................................   515,231    397,951
    MEP Infrastructure Developers, Ltd..........................   126,272     69,667
*   Mercator, Ltd...............................................   551,476     70,187
    Merck, Ltd..................................................    47,301  2,200,685
    Minda Corp., Ltd............................................   363,020    721,397
    Minda Industries, Ltd.......................................   242,145    949,115
    Mindtree, Ltd...............................................   753,652  9,496,171
    Mirza International, Ltd....................................   235,697    244,309
    MM Forgings, Ltd............................................     8,122     58,206
    MOIL, Ltd...................................................   440,659  1,000,182
    Monte Carlo Fashions, Ltd...................................    18,482     96,247
*   Morepen Laboratories, Ltd................................... 1,481,116    419,297
    Motilal Oswal Financial Services, Ltd.......................   159,851  1,446,912
    Mphasis, Ltd................................................   566,335  7,912,783
    MPS, Ltd....................................................    36,417    237,000
    Multi Commodity Exchange of India, Ltd......................    70,663    704,072
    Munjal Showa, Ltd...........................................    39,839     95,676
*   Music Broadcast, Ltd........................................     4,955     20,592
*   Muthoot Capital Services, Ltd...............................    29,465    384,788
    Muthoot Finance, Ltd........................................   697,543  4,958,611
*   Nagarjuna Fertilizers & Chemicals, Ltd......................   654,674     78,538
*   Narayana Hrudayalaya, Ltd...................................   162,858    431,444
    Natco Pharma, Ltd...........................................   585,449  5,682,693
    National Aluminium Co., Ltd................................. 3,240,291  2,697,568
*   National Fertilizers, Ltd...................................    49,204     24,624
    Nava Bharat Ventures, Ltd...................................   493,710    745,282
    Navin Fluorine International, Ltd...........................   103,610    912,775
*   Navkar Corp., Ltd...........................................   182,592    117,432
    Navneet Education, Ltd......................................   662,412    986,079
    NBCC India, Ltd............................................. 1,574,006  1,303,748
    NCC, Ltd.................................................... 2,947,396  3,307,871
    NESCO, Ltd..................................................   180,034  1,134,622
*   Network18 Media & Investments, Ltd..........................   627,668    321,643
*   Neuland Laboratories, Ltd...................................    14,795    110,740
    NIIT Technologies, Ltd......................................   306,008  5,654,436
*   NIIT, Ltd...................................................   461,951    541,733
    Nilkamal, Ltd...............................................    34,638    659,818

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDIA -- (Continued)
    NLC India, Ltd..............................................    78,464 $   70,746
    NOCIL, Ltd..................................................   388,874    798,665
    NRB Bearings, Ltd...........................................   260,081    683,612
    Nucleus Software Exports, Ltd...............................    30,339    151,110
    Oberoi Realty, Ltd..........................................   592,760  3,714,693
    Odisha Cement, Ltd..........................................   318,094  4,629,180
    Omaxe, Ltd..................................................   332,104    995,037
    Orient Cement, Ltd..........................................   407,520    422,407
    Orient Electric, Ltd........................................   307,079    586,913
    Orient Paper & Industries, Ltd..............................   307,079    151,550
    Orient Refractories, Ltd....................................   169,770    497,333
*   Oriental Bank of Commerce...................................   942,876  1,278,735
    Oriental Carbon & Chemicals, Ltd............................    13,160    213,171
    Page Industries, Ltd........................................    12,380  4,074,051
    Paisalo Digital, Ltd........................................     7,508     32,006
*   Panacea Biotec, Ltd.........................................    41,966     87,797
    Panama Petrochem, Ltd.......................................   126,555    193,029
    Parag Milk Foods, Ltd.......................................   258,721    756,041
*   Patel Engineering, Ltd......................................    37,898     16,060
    PC Jeweller, Ltd............................................ 1,075,573  1,117,178
    Persistent Systems, Ltd.....................................   254,372  2,176,104
    Pfizer, Ltd.................................................    94,139  4,022,947
    Phillips Carbon Black, Ltd..................................   479,478  1,184,615
    Phoenix Mills, Ltd.(The)....................................   344,020  2,882,608
    PI Industries, Ltd..........................................   441,077  5,375,111
    PNC Infratech, Ltd..........................................    24,137     48,172
    Poly Medicure, Ltd..........................................    54,673    165,681
    Polyplex Corp., Ltd.........................................    49,131    338,269
    Power Mech Projects, Ltd....................................    15,464    182,541
*   Prabhat Dairy, Ltd..........................................   209,252    175,815
    Praj Industries, Ltd........................................   655,281  1,210,641
*   Prakash Industries, Ltd.....................................   358,348    434,779
    Prestige Estates Projects, Ltd..............................   777,768  2,188,456
*   Prime Focus, Ltd............................................   140,332    110,018
    Prism Johnson, Ltd..........................................   621,984    624,125
    PTC India Financial Services, Ltd........................... 1,650,202    345,523
    PTC India, Ltd.............................................. 1,758,724  1,925,005
    Puravankara, Ltd............................................   384,178    388,259
    PVR, Ltd....................................................   132,082  2,987,596
*   Quess Corp., Ltd............................................     8,571     75,435
    Quick Heal Technologies, Ltd................................    67,308    179,859
    Radico Khaitan, Ltd.........................................   460,471  2,656,737
    Rain Commodities, Ltd.......................................   648,863  1,089,918
    Rajesh Exports, Ltd.........................................   252,275  2,160,149
    Rallis India, Ltd...........................................   459,958  1,039,495
    Ramco Cements, Ltd. (The)...................................   451,466  3,837,608
    Ramco Industries, Ltd.......................................   176,508    499,319
*   Ramco Systems, Ltd..........................................    28,350     92,663
    Ramkrishna Forgings, Ltd....................................    75,535    517,273
*   Ramky Infrastructure, Ltd...................................    80,139    153,478
    Rane Holdings, Ltd..........................................    15,190    217,198
    Rashtriya Chemicals & Fertilizers, Ltd......................   893,387    801,233
    Ratnamani Metals & Tubes, Ltd...............................    67,754    835,893
*   RattanIndia Power, Ltd...................................... 5,297,987    269,645
    Raymond, Ltd................................................   227,777  2,411,507
    Redington India, Ltd........................................ 1,824,608  1,879,037
    Relaxo Footwears, Ltd.......................................   104,598  1,087,355
    Reliance Capital, Ltd.......................................   731,461  1,998,481
*   Reliance Communications, Ltd................................ 9,038,246  1,534,008

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDIA -- (Continued)
    Reliance Home Finance, Ltd..................................   983,665 $  489,379
    Reliance Infrastructure, Ltd................................   847,732  3,212,018
*   Reliance Power, Ltd......................................... 4,062,078  1,514,127
    Repco Home Finance, Ltd.....................................   223,008  1,260,540
    Responsive Industries, Ltd..................................    15,875     20,210
    Rico Auto Industries, Ltd...................................   148,401    129,790
    RP SG Retail, Ltd...........................................   362,635    888,230
*   RP-SG Business Process Services, Ltd........................   120,878    716,907
    Rushil Decor, Ltd...........................................     7,854     53,757
    Sadbhav Engineering, Ltd....................................   518,335  1,412,037
    Sadbhav Infrastructure Project, Ltd.........................   168,293    208,444
    Sagar Cements, Ltd..........................................    15,163    124,450
*   Sanghi Industries, Ltd......................................   343,110    277,674
*   Sanghvi Movers, Ltd.........................................    33,495     45,109
    Sanofi India, Ltd...........................................    42,692  3,883,187
*   Sanwaria Consumer, Ltd......................................   853,445    116,300
    Sarda Energy & Minerals, Ltd................................    42,763    144,115
    Saregama India, Ltd.........................................    54,353    459,755
    Sasken Technologies, Ltd....................................    40,116    357,318
    Savita Oil Technologies, Ltd................................     1,504     21,361
    Schaeffler India, Ltd.......................................    38,269  2,831,893
*   Sequent Scientific, Ltd.....................................   104,053    122,005
    SH Kelkar & Co., Ltd........................................   130,662    307,458
    Shankara Building Products, Ltd.............................    23,325    129,104
    Shanthi Gears, Ltd..........................................     5,154      8,845
    Sharda Cropchem, Ltd........................................    95,456    424,980
    Sharda Motor Industries, Ltd................................     1,720     31,010
    Shemaroo Entertainment, Ltd.................................    16,694     86,495
    Shilpa Medicare, Ltd........................................   121,313    650,276
*   Shipping Corp. of India, Ltd................................   842,726    483,931
    Shoppers Stop, Ltd..........................................    61,138    442,535
    Shriram City Union Finance, Ltd.............................    58,297  1,370,480
*   Shriram EPC, Ltd............................................   106,141     14,641
*   Sical Logistics, Ltd........................................    65,637    126,111
    Simplex Infrastructures, Ltd................................   113,011    251,790
    Sintex Industries, Ltd...................................... 1,913,455    264,793
*   Sintex Plastics Technology, Ltd............................. 3,304,501    958,681
*   SITI Networks, Ltd.......................................... 1,587,544    146,442
    Siyaram Silk Mills, Ltd.....................................    27,445    131,750
    SJVN, Ltd................................................... 1,088,123    371,220
    SKF India, Ltd..............................................   130,203  3,513,337
    Skipper, Ltd................................................   158,909    152,858
    SML ISUZU, Ltd..............................................    39,324    328,438
    Sobha, Ltd..................................................   391,520  2,591,236
    Solar Industries India, Ltd.................................   147,717  2,121,432
*   Solara Active Pharma Sciences, Ltd..........................     9,208     49,349
    Somany Ceramics, Ltd........................................    41,323    199,579
    Sonata Software, Ltd........................................   304,000  1,376,830
    South Indian Bank, Ltd. (The)............................... 4,306,579    802,618
    Srei Infrastructure Finance, Ltd............................ 1,205,273    499,453
    SRF, Ltd....................................................   118,385  3,343,306
    Srikalahasthi Pipes, Ltd....................................   120,091    308,239
    Star Cement, Ltd............................................   183,269    240,418
    Sterlite Technologies, Ltd.................................. 1,143,883  3,955,386
    Strides Pharma Science, Ltd.................................   353,724  2,292,571
    Subros, Ltd.................................................   113,772    380,829
    Sudarshan Chemical Industries...............................   131,756    594,784
    Sundaram Finance Holdings, Ltd..............................    54,598     69,723
    Sundaram Finance, Ltd.......................................    55,429  1,092,443

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
INDIA -- (Continued)
    Sundaram-Clayton, Ltd.......................................     6,812 $  282,053
    Sundram Fasteners, Ltd......................................   465,263  3,435,351
    Sunteck Realty, Ltd.........................................   293,029  1,425,015
    Suprajit Engineering, Ltd...................................   219,013    610,906
    Supreme Industries, Ltd.....................................   303,266  4,246,295
    Supreme Petrochem, Ltd......................................   172,445    468,131
    Surya Roshni, Ltd...........................................   101,312    317,033
    Sutlej Textiles and Industries, Ltd.........................    82,602     46,025
    Suven Life Sciences, Ltd....................................   461,438  1,256,757
*   Suzlon Energy, Ltd.......................................... 1,946,648    131,805
    Swan Energy, Ltd............................................    76,621    104,282
    Swaraj Engines, Ltd.........................................    25,947    526,320
    Symphony, Ltd...............................................    62,949  1,032,796
*   Syndicate Bank.............................................. 2,843,678  1,479,559
    Syngene International, Ltd..................................   178,294  1,451,771
    TAKE Solutions, Ltd.........................................   358,444    702,647
    Tamil Nadu Newsprint & Papers, Ltd..........................   173,348    535,547
    Tasty Bite Eatables, Ltd....................................       294     33,600
    Tata Chemicals, Ltd.........................................   295,242  2,802,400
    Tata Communications, Ltd....................................   156,112  1,097,935
    Tata Elxsi, Ltd.............................................   136,304  1,680,059
    Tata Global Beverages, Ltd.................................. 2,420,603  6,919,078
    Tata Metaliks, Ltd..........................................    68,429    590,873
    Tata Sponge Iron, Ltd.......................................    42,664    452,890
*   Tata Teleservices Maharashtra, Ltd.......................... 4,222,260    214,024
    TCI Express, Ltd............................................   124,306  1,079,237
*   Techno Electric & Engineering Co., Ltd......................   261,424    889,547
*   Tejas Networks, Ltd.........................................    35,238     78,989
    Texmaco Rail & Engineering, Ltd.............................   418,713    333,668
    Thermax, Ltd................................................   229,056  3,522,013
    Thirumalai Chemicals, Ltd...................................   307,194    340,033
    Thomas Cook India, Ltd......................................   235,693    731,124
    Thyrocare Technologies, Ltd.................................    59,389    456,138
    TI Financial Holdings, Ltd..................................   526,505  3,279,439
    Tide Water Oil Co India, Ltd................................     6,814    489,573
    Time Technoplast, Ltd.......................................   760,995  1,035,339
    Timken India, Ltd...........................................   168,399  1,338,835
    Tinplate Co. of India, Ltd. (The)...........................   182,823    361,943
    Titagarh Wagons, Ltd........................................   272,853    263,125
    Torrent Power, Ltd.......................................... 1,229,329  4,269,821
    Tourism Finance Corp. of India, Ltd.........................   205,661    386,295
    Transport Corp. of India, Ltd...............................   255,684    999,704
    Trent, Ltd..................................................   449,150  2,245,629
    Trident, Ltd................................................   764,283    718,676
*   Triveni Engineering & Industries, Ltd.......................   433,753    257,021
    Triveni Turbine, Ltd........................................   426,873    638,001
    TTK Prestige, Ltd...........................................    29,272  3,134,814
    Tube Investments of India, Ltd..............................   545,099  2,599,548
    TV Today Network, Ltd.......................................   168,008    829,878
*   TV18 Broadcast, Ltd......................................... 3,725,921  1,719,372
    TVS Srichakra, Ltd..........................................    13,507    444,762
*   UCO Bank.................................................... 1,457,615    394,639
    Uflex, Ltd..................................................   232,965    826,720
    UFO Moviez India, Ltd.......................................    38,046    131,334
    Unichem Laboratories, Ltd...................................   249,407    718,457
*   Union Bank of India......................................... 3,150,534  3,693,620
    Uniply Industries, Ltd......................................    12,215      9,026
*   Unitech, Ltd................................................ 9,597,110    216,735
*   V2 Retail, Ltd..............................................    92,038    343,766

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
INDIA -- (Continued)
    VA Tech Wabag, Ltd..........................................     231,772 $    972,638
    Vaibhav Global, Ltd.........................................      54,673      509,772
    Vardhman Textiles, Ltd......................................     134,486    2,022,346
    Venky's India, Ltd..........................................      28,060      981,314
    Vesuvius India, Ltd.........................................       9,930      160,794
    V-Guard Industries, Ltd.....................................   1,040,186    2,883,305
    Vijaya Bank.................................................   2,086,443    1,300,934
    Vinati Organics, Ltd........................................      74,867    1,657,465
    Vindhya Telelinks, Ltd......................................      15,102      342,293
    VIP Industries, Ltd.........................................     441,764    2,985,550
    Visaka Industries, Ltd......................................      25,952      136,093
    V-Mart Retail, Ltd..........................................      40,820    1,465,475
    VRL Logistics, Ltd..........................................     202,393      787,056
    VST Industries, Ltd.........................................      31,243    1,415,565
    VST Tillers Tractors, Ltd...................................      13,719      312,212
    WABCO India, Ltd............................................      28,104    2,462,676
    Welspun Corp., Ltd..........................................     647,389      951,129
    Welspun Enterprises, Ltd....................................     411,154      569,768
    Welspun India, Ltd..........................................   2,323,695    1,974,844
    West Coast Paper Mills, Ltd.................................     152,636      590,270
    Wheels India, Ltd...........................................       3,448       39,029
    Whirlpool of India, Ltd.....................................      83,220    1,745,918
*   Wockhardt, Ltd..............................................     164,979    1,027,212
    Wonderla Holidays, Ltd......................................      80,157      319,790
    Zee Learn, Ltd..............................................     956,093      372,977
*   Zee Media Corp., Ltd........................................     838,464      175,612
    Zensar Technologies, Ltd....................................     543,524    1,715,239
*   Zuari Agro Chemicals, Ltd...................................      16,783       51,560
    Zydus Wellness, Ltd.........................................      88,997    1,594,857
                                                                             ------------
TOTAL INDIA.....................................................              733,022,726
                                                                             ------------
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT...............................  55,190,200    6,722,794
    Adhi Karya Persero Tbk PT...................................  15,633,888    1,833,901
*   Agung Podomoro Land Tbk PT..................................  49,042,500      667,646
    AKR Corporindo Tbk PT.......................................  14,024,100    5,283,536
*   Alam Sutera Realty Tbk PT...................................  95,950,200    2,447,294
*   Alfa Energi Investama Tbk PT................................      75,400       38,320
    Aneka Tambang Tbk PT........................................  68,820,791    4,779,501
    Arwana Citramulia Tbk PT....................................  29,196,500      992,484
    Asahimas Flat Glass Tbk PT..................................     978,600      321,537
    Astra Agro Lestari Tbk PT...................................   2,891,300    2,899,004
    Astra Graphia Tbk PT........................................   2,211,000      223,812
    Astra Otoparts Tbk PT.......................................   2,932,600      328,773
*   Astrindo Nusantara Infrastructure Tbk PT.................... 116,519,400      417,230
*   Asuransi Kresna Mitra Tbk PT................................   7,001,600      343,360
*   Bakrie Telecom Tbk PT.......................................  49,756,298      178,051
*   Bank Bukopin Tbk............................................  36,050,766      940,989
*   Bank Ina Perdana PT.........................................   6,533,600      276,405
    Bank Maybank Indonesia Tbk PT...............................   5,144,600       90,737
*   Bank Nationalnobu Tbk PT....................................     715,800       45,338
*   Bank Pan Indonesia Tbk PT...................................  28,545,900    2,882,522
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT........  22,227,600    3,712,367
    Bank Pembangunan Daerah Jawa Timur Tbk PT...................  28,724,300    1,533,299
*   Bank Permata Tbk PT.........................................  29,360,102    2,123,615
    Bank Tabungan Negara Persero Tbk PT.........................   2,123,349      418,341
    Barito Pacific Tbk PT.......................................  15,236,700    2,853,800
    Bekasi Fajar Industrial Estate Tbk PT.......................  44,617,500      838,202
    BFI Finance Indonesia Tbk PT................................     648,400       32,228

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
INDONESIA -- (Continued)
*   Bintang Oto Global Tbk PT...................................   2,877,100 $   141,051
    BISI International Tbk PT...................................  15,866,500   1,630,275
    Blue Bird Tbk PT............................................   2,176,800     417,541
*   Buana Lintas Lautan Tbk PT..................................   3,220,600      30,457
    Bukit Asam Tbk PT...........................................   3,165,500     979,389
*   Bumi Resources Tbk PT.......................................  70,558,100     851,890
*   Bumi Serpong Damai Tbk PT...................................   1,946,200     185,922
*   Bumi Teknokultura Unggul Tbk PT.............................  60,635,600     589,441
    Catur Sentosa Adiprana Tbk PT...............................   2,986,100     117,845
*   Centratama Telekomunikasi Indonesia Tbk PT..................   1,300,300       8,474
    Ciputra Development Tbk PT.................................. 104,826,720   7,332,261
*   Citra Marga Nusaphala Persada Tbk PT........................  18,090,802   1,741,479
*   City Retail Developments Tbk PT.............................  12,056,400      77,655
*   Clipan Finance Indonesia Tbk PT.............................   1,454,500      33,996
*   Delta Dunia Makmur Tbk PT...................................  36,370,800   1,685,438
    Dharma Satya Nusantara Tbk PT...............................   2,071,600      59,369
*   Eagle High Plantations Tbk PT...............................  96,757,400   1,386,850
    Elnusa Tbk PT...............................................  29,189,600     762,108
*   Energi Mega Persada Tbk PT..................................  39,263,200     222,425
    Erajaya Swasembada Tbk PT...................................  10,697,000   1,758,341
    Fajar Surya Wisesa Tbk PT...................................     644,000     350,857
*   Gajah Tunggal Tbk PT........................................  14,796,500     849,385
*   Garuda Indonesia Persero Tbk PT.............................  43,559,649   1,416,184
    Global Mediacom Tbk PT......................................  64,609,000   1,703,950
*   Hanson International Tbk PT................................. 396,021,000   3,060,689
    Harum Energy Tbk PT.........................................   7,616,400     956,271
    Hexindo Adiperkasa Tbk PT...................................     508,500     111,371
*   Holcim Indonesia Tbk PT.....................................   6,836,200     967,997
    Impack Pratama Industri Tbk PT..............................     169,800      11,118
    Indah Kiat Pulp & Paper Corp. Tbk PT........................  12,938,200  12,114,681
    Indika Energy Tbk PT........................................  12,820,200   1,963,026
    Indo Tambangraya Megah Tbk PT...............................   2,603,300   4,257,792
*   Indofarma Persero Tbk PT....................................      76,200      27,226
    Indomobil Sukses Internasional Tbk PT.......................     431,000     101,672
*   Indo-Rama Synthetics Tbk PT.................................     115,600      57,279
    Indosat Tbk PT..............................................   1,661,400     325,923
    Industri dan Perdagangan Bintraco Dharma Tbk PT.............   1,796,600     346,221
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT................  24,206,100   1,420,734
*   Inti Agri Resources Tbk PT..................................  57,794,300     960,517
*   Intikeramik Alamasri Industri Tbk PT........................  28,709,207     402,627
*   Intiland Development Tbk PT.................................  67,011,432   1,544,511
    Japfa Comfeed Indonesia Tbk PT..............................  39,588,600   8,315,100
    Jaya Real Property Tbk PT...................................  14,299,600     594,182
*   Kawasan Industri Jababeka Tbk PT............................ 155,903,557   2,904,717
    KMI Wire & Cable Tbk PT.....................................  17,852,200     391,197
*   Krakatau Steel Persero Tbk PT...............................  36,962,302   1,308,456
*   Kresna Graha Investama Tbk PT............................... 106,129,200   4,713,256
    Link Net Tbk PT.............................................   6,430,200   2,007,567
*   Lippo Cikarang Tbk PT.......................................   4,022,000     686,501
    Lippo Karawaci Tbk PT....................................... 123,898,600   2,479,820
    Malindo Feedmill Tbk PT.....................................   9,232,200   1,163,568
    Matahari Department Store Tbk PT............................   4,637,100   2,331,019
*   Matahari Putra Prima Tbk PT.................................   4,426,328      57,740
*   Medco Energi Internasional Tbk PT...........................  61,674,733   4,475,754
    Media Nusantara Citra Tbk PT................................  31,688,400   1,922,844
*   Mega Manunggal Property Tbk PT..............................   1,096,800      37,845
    Metrodata Electronics Tbk PT................................   2,228,500     142,886
    Metropolitan Kentjana Tbk PT................................       7,900       9,603
*   Minna Padi Investama Sekuritas Tbk PT.......................     132,900       6,379

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ----------- ----------
INDONESIA -- (Continued)
    Mitra Adiperkasa Tbk PT.....................................  63,556,600 $4,572,519
*   Mitra Keluarga Karyasehat Tbk PT............................   7,050,000    761,501
*   Mitra Pinasthika Mustika Tbk PT.............................   8,404,900    548,239
*   MNC Investama Tbk PT........................................ 193,556,400  1,079,983
*   MNC Land Tbk PT.............................................  11,480,500    111,131
*   MNC Sky Vision Tbk PT.......................................   1,540,000    100,845
    Modernland Realty Tbk PT....................................  84,698,300  1,370,640
*   Multipolar Tbk PT...........................................  30,666,500    261,652
*   Multistrada Arah Sarana Tbk PT..............................  11,323,400    616,732
    Nippon Indosari Corpindo Tbk PT.............................  19,245,089  1,681,694
    Pabrik Kertas Tjiwi Kimia Tbk PT............................   3,333,500  3,229,700
*   Pacific Strategic Financial Tbk PT..........................   6,958,000    263,963
    Pakuwon Jati Tbk PT.........................................  19,130,300    891,179
    Pan Brothers Tbk PT.........................................  30,784,400  1,221,805
*   Panin Financial Tbk PT...................................... 149,097,900  3,252,980
*   Panin Insurance Tbk PT......................................   8,919,100    728,689
    Panin Sekuritas Tbk PT......................................      30,500      3,049
*   Pelat Timah Nusantara Tbk PT................................      52,300     11,843
*   Pelayaran Tamarin Samudra Tbk PT............................   4,296,500  1,379,731
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.......  28,030,700  2,950,444
*   Pool Advista Indonesia Tbk PT...............................  10,518,200  3,500,799
    PP Persero Tbk PT...........................................  25,864,614  4,347,079
    PP Properti Tbk PT.......................................... 116,021,900  1,314,163
    Puradelta Lestari Tbk PT....................................  10,127,200    152,283
    Ramayana Lestari Sentosa Tbk PT.............................  28,425,300  3,197,641
    Resource Alam Indonesia Tbk PT..............................   2,456,000     59,868
*   Rimo International Lestari Tbk PT........................... 123,444,100  1,183,976
    Rukun Raharja Tbk PT........................................     491,600     13,745
    Salim Ivomas Pratama Tbk PT.................................  34,132,600  1,247,001
    Sampoerna Agro PT...........................................   5,907,900    975,868
    Sawit Sumbermas Sarana Tbk PT...............................  25,323,500  2,148,477
    Selamat Sempurna Tbk PT.....................................  21,783,500  2,355,093
    Semen Baturaja Persero Tbk PT...............................  21,830,200  2,539,571
*   Sentul City Tbk PT.......................................... 165,870,000  1,467,377
*   Siloam International Hospitals Tbk PT.......................   3,758,350    868,427
    Sinar Mas Agro Resources & Technology Tbk PT................   1,037,460    306,604
*   Sitara Propertindo Tbk PT...................................  39,088,000  2,391,782
*   Smartfren Telecom Tbk PT....................................  20,699,400    217,692
    Sri Rejeki Isman Tbk PT.....................................  95,238,131  2,316,167
*   Sugih Energy Tbk PT......................................... 100,457,800     50,328
    Sumber Alfaria Trijaya Tbk PT...............................     293,400     16,895
    Summarecon Agung Tbk PT.....................................  69,694,864  5,170,249
*   Surya Esa Perkasa Tbk PT....................................  14,235,200    414,303
    Surya Semesta Internusa Tbk PT..............................  34,282,800  1,197,872
    Tempo Scan Pacific Tbk PT...................................   1,453,900    158,539
*   Tiga Pilar Sejahtera Food Tbk...............................  19,238,200    173,485
    Timah Tbk PT................................................  25,124,314  2,318,321
    Tiphone Mobile Indonesia Tbk PT.............................  18,327,400  1,078,803
    Total Bangun Persada Tbk PT.................................  12,489,400    527,969
    Tower Bersama Infrastructure Tbk PT.........................   6,931,100  2,443,912
*   Trada Alam Minera Tbk PT.................................... 200,995,800  3,057,299
*   Trias Sentosa Tbk PT........................................  33,492,700    974,087
    Tunas Baru Lampung Tbk PT...................................  20,570,900  1,421,555
    Tunas Ridean Tbk PT.........................................  12,122,300  1,015,059
    Ultrajaya Milk Industry & Trading Co. Tbk PT................  15,006,900  1,279,854
    Unggul Indah Cahaya Tbk PT..................................      48,239     16,060
*   Vale Indonesia Tbk PT.......................................  15,514,900  4,303,282
*   Visi Media Asia Tbk PT......................................  58,082,200    707,730
    Waskita Beton Precast Tbk PT................................  77,439,500  2,135,099

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
INDONESIA -- (Continued)
    Wijaya Karya Beton Tbk PT................................... 27,030,300 $    782,074
    Wijaya Karya Persero Tbk PT................................. 26,680,307    3,631,725
*   XL Axiata Tbk PT............................................  3,030,900      470,626
                                                                            ------------
TOTAL INDONESIA.................................................             218,722,816
                                                                            ------------
MALAYSIA -- (3.0%)
#   7-Eleven Malaysia Holdings Bhd, Class B.....................  2,757,146      956,148
#   Aeon Co. M Bhd..............................................  3,548,000    1,346,363
#   AEON Credit Service M Bhd...................................    692,200    2,698,649
    AFFIN Bank Bhd..............................................  1,731,164      937,492
#*  AirAsia X Bhd............................................... 16,473,700    1,169,170
    Ajinomoto Malaysia Bhd......................................     81,000      370,149
    Alliance Bank Malaysia Bhd..................................  3,286,400    3,412,000
    Allianz Malaysia Bhd........................................    147,300      488,471
    Amway Malaysia Holdings Bhd.................................    252,400      361,667
#   Ann Joo Resources Bhd.......................................    889,750      295,027
    APM Automotive Holdings Bhd.................................    256,900      173,786
*   Bahvest Resources Bhd.......................................    654,900       77,055
    Benalec Holdings Bhd........................................  3,370,900      152,757
#*  Berjaya Assets Bhd..........................................  3,662,800      269,227
#*  Berjaya Corp. Bhd........................................... 22,916,027    1,540,829
    Berjaya Food Bhd............................................    357,600      117,223
*   Berjaya Land Bhd............................................  3,930,700      270,943
    Berjaya Sports Toto Bhd.....................................  4,226,867    2,335,156
#*  Bermaz Auto Bhd.............................................  4,847,700    2,595,240
    BIMB Holdings Bhd...........................................  1,562,908    1,433,486
    Bintulu Port Holdings Bhd...................................     25,900       27,921
    Bonia Corp. Bhd.............................................  1,119,300       69,533
#*  Borneo Oil Bhd..............................................  6,671,999       66,142
    Boustead Holdings Bhd.......................................  2,775,328      990,944
    Boustead Plantations Bhd....................................  3,337,499      758,499
*   Bumi Armada Bhd............................................. 17,512,700      857,028
    Bursa Malaysia Bhd..........................................  4,938,200    8,817,607
#   CAB Cakaran Corp. Bhd.......................................  2,339,700      300,253
    Cahya Mata Sarawak Bhd......................................  3,586,600    2,695,704
    Can-One Bhd.................................................    404,600      256,600
    Carlsberg Brewery Malaysia Bhd, Class B.....................  1,189,100    5,956,228
    CB Industrial Product Holding Bhd...........................  2,699,940      726,160
    CCM Duopharma Biotech Bhd...................................    624,100      151,587
    Chin Teck Plantations BHD...................................     33,000       55,462
    CJ Century Logistics Holdings Bhd, Class B..................  1,140,500      133,827
*   Coastal Contracts Bhd.......................................  1,753,166      355,944
#   Comfort Glove Bhd...........................................    772,600      163,098
*   CRG, Inc. Bhd...............................................  1,119,300       10,931
    CSC Steel Holdings Bhd......................................    875,500      232,792
    Cypark Resources Bhd........................................  1,664,850      669,154
#   D&O Green Technologies Bhd..................................  3,697,100      648,298
*   Dagang NeXchange Bhd........................................  8,606,100      518,078
    Daibochi Bhd................................................    133,056       53,436
#   Datasonic Group Bhd.........................................  4,147,600      457,666
*   Dayang Enterprise Holdings Bhd..............................  1,633,196      238,101
#   DRB-Hicom Bhd...............................................  5,604,700    2,226,135
    Dutch Lady Milk Industries Bhd..............................    143,300    2,173,978
#*  Eastern & Oriental Bhd......................................  6,255,607    1,653,010
*   Eco World Development Group Bhd.............................  7,236,700    1,628,922
*   Eco World International Bhd.................................    623,300      114,429
#   Econpile Holdings Bhd.......................................  4,724,750      521,450
#   Ekovest BHD.................................................  8,038,650    1,024,673
    Engtex Group Bhd............................................    448,700       91,462

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
MALAYSIA -- (Continued)
    Evergreen Fibreboard Bhd....................................  4,150,750 $  386,306
    FAR East Holdings BHD.......................................    258,300    172,817
#   FGV Holdings Bhd............................................ 10,024,500  2,454,226
    Frontken Corp. Bhd..........................................  4,311,800    894,269
    Gabungan AQRS Bhd...........................................  1,795,500    397,621
    Gadang Holdings Bhd.........................................  2,567,800    346,136
#   Gas Malaysia Bhd............................................  1,194,900    823,953
#   George Kent Malaysia Bhd....................................  2,496,500    661,906
#   Globetronics Technology Bhd.................................  4,008,073  1,888,230
    Glomac Bhd..................................................  3,140,280    284,788
    Guan Chong Bhd..............................................    131,300    108,821
#   GuocoLand Malaysia Bhd......................................  1,578,400    298,912
    Hai-O Enterprise Bhd........................................  1,388,520    943,607
    HAP Seng Consolidated Bhd...................................  1,385,740  3,342,837
    Hap Seng Plantations Holdings Bhd...........................  1,241,100    546,571
    Heineken Malaysia Bhd.......................................    937,500  4,771,148
#   Hengyuan Refining Co. Bhd...................................    771,500    909,118
#   HeveaBoard Bhd..............................................  2,743,500    422,652
    Hiap Teck Venture Bhd.......................................  6,749,600    463,302
#*  Hibiscus Petroleum Bhd......................................  7,291,800  1,718,136
    Hock Seng LEE Bhd...........................................  1,313,408    452,930
    Hong Leong Industries Bhd...................................    614,100  1,371,529
#   HSS Engineers Bhd...........................................  1,441,500    350,162
*   Hua Yang Bhd................................................  1,400,566    128,435
*   Hume Industries Bhd.........................................     32,826      3,969
    Hup Seng Industries Bhd.....................................  1,433,633    349,880
    I-Bhd.......................................................  2,057,900    208,710
    IGB Bhd.....................................................    604,277    369,752
    IJM Corp. Bhd...............................................    176,000     78,705
    IJM Plantations Bhd.........................................  1,538,600    613,675
#   Inari Amertron Bhd.......................................... 10,067,745  3,710,028
    Inch Kenneth Kajang Rubber P.L.C............................  1,045,300    163,558
    Insas Bhd...................................................  3,987,881    751,448
*   Iris Corp. Bhd.............................................. 13,929,400    443,884
#*  Iskandar Waterfront City Bhd................................  4,187,300    446,500
*   JAKS Resources Bhd..........................................  2,370,200    298,896
#   Jaya Tiasa Holdings Bhd.....................................  3,030,327    426,055
#   JCY International Bhd.......................................  3,776,100    180,477
#   JHM Consolidation Bhd.......................................    841,400    183,148
#   Karex Bhd...................................................  2,710,149    252,312
    Keck Seng Malaysia Bhd......................................    858,750    921,806
    Kenanga Investment Bank Bhd.................................  1,871,360    256,635
    Kerjaya Prospek Group Bhd...................................  2,135,480    657,876
    Kesm Industries Bhd.........................................     73,200    157,734
    Kian JOO CAN Factory Bhd....................................  1,801,180  1,234,904
    Kim Loong Resources Bhd.....................................  1,032,880    315,770
#   Kimlun Corp. Bhd............................................    738,786    204,713
#*  KNM Group Bhd............................................... 13,729,780    303,051
    Kossan Rubber Industries....................................  5,862,900  5,443,133
#   KPJ Healthcare Bhd.......................................... 20,370,400  5,375,299
#   Kretam Holdings Bhd.........................................  4,653,800    444,049
#*  KSL Holdings Bhd............................................  4,469,118    941,116
    Kumpulan Fima BHD...........................................    826,650    323,865
    Kumpulan Perangsang Selangor Bhd............................  1,661,846    546,082
*   Kwantas Corp. BHD...........................................    118,100     25,041
*   Lafarge Malaysia Bhd........................................  1,398,700    640,372
    Land & General Bhd.......................................... 15,164,960    559,267
*   Landmarks Bhd...............................................  1,774,700    199,217
#   LBS Bina Group Bhd..........................................  4,793,880    796,401

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
MALAYSIA -- (Continued)
    Lii Hen Industries Bhd......................................    894,100 $  614,152
    Lingkaran Trans Kota Holdings Bhd...........................  1,287,300  1,404,810
#*  Lion Industries Corp. Bhd...................................  1,873,400    239,694
#   LPI Capital Bhd.............................................    353,124  1,412,486
    Magni-Tech Industries Bhd...................................    405,400    432,134
#   Magnum Bhd..................................................  5,097,700  2,567,399
    Mah Sing Group Bhd.......................................... 10,156,587  2,308,823
    Malakoff Corp. Bhd..........................................  7,727,700  1,570,572
    Malayan Flour Mills Bhd.....................................  3,141,675    400,136
*   Malayan United Industries Bhd...............................  2,568,600    116,091
    Malaysia Building Society Bhd...............................  7,751,678  1,888,839
    Malaysia Marine and Heavy Engineering Holdings Bhd..........  1,302,000    209,926
*   Malaysian Bulk Carriers Bhd.................................  2,585,400    379,424
    Malaysian Pacific Industries Bhd............................    746,713  1,821,174
#   Malaysian Resources Corp. Bhd............................... 11,814,998  1,967,964
    Malton Bhd..................................................  2,811,800    333,414
    Matrix Concepts Holdings Bhd................................  2,943,958  1,410,867
    MBM Resources BHD...........................................  1,379,696    863,721
#   Media Chinese International, Ltd............................  4,708,500    253,445
*   Media Prima Bhd.............................................  6,293,703    594,641
    Mega First Corp. Bhd........................................  1,198,800  1,156,634
    Mitrajaya Holdings Bhd......................................  1,218,278     90,524
*   MK Land Holdings Bhd........................................  1,456,600     63,845
#   MKH Bhd.....................................................  2,280,734    677,128
#   MMC Corp. Bhd...............................................  2,085,100    429,015
*   MNRB Holdings Bhd...........................................  2,800,920    788,070
#*  MPHB Capital Bhd............................................  1,429,100    360,893
    Muda Holdings Bhd...........................................    468,000    218,293
*   Mudajaya Group Bhd..........................................  2,539,423    190,442
    Muhibbah Engineering M Bhd..................................  2,475,450  1,722,524
*   Mulpha International Bhd....................................  1,282,930    555,005
#   My EG Services Bhd.......................................... 12,196,200  2,992,205
*   Naim Holdings Bhd...........................................  2,000,050    228,410
    NTPM Holdings Bhd...........................................    640,000     78,008
#   OCK Group Bhd...............................................  1,947,200    257,370
    Oriental Holdings BHD.......................................    582,200    916,313
    OSK Holdings Bhd............................................  8,212,455  1,827,464
    Pacific & Orient Bhd........................................    239,167     58,412
#   Padini Holdings Bhd.........................................  2,967,000  2,689,270
    Panasonic Manufacturing Malaysia Bhd........................    153,384  1,421,243
    Pantech Group Holdings Bhd..................................  2,333,330    259,365
    Paramount Corp. Bhd.........................................    769,825    393,210
*   Parkson Holdings Bhd........................................  2,674,947    176,748
#*  Pentamaster Corp. Bhd.......................................  1,120,140    865,200
#*  PESTECH International Bhd...................................  1,911,800    571,631
#   Petron Malaysia Refining & Marketing Bhd....................    515,800    824,883
    Pharmaniaga Bhd.............................................    588,660    395,348
#   PIE Industrial Bhd..........................................  1,202,600    480,172
#   Pos Malaysia Bhd............................................  2,804,600  1,325,032
    Protasco Bhd................................................  2,078,775    124,748
    Puncak Niaga Holdings Bhd...................................  1,545,620    134,433
    QL Resources Bhd............................................  3,247,359  5,366,239
    Ranhill Holdings Bhd........................................  1,047,000    304,568
    RGB International Bhd.......................................  2,549,714    134,631
#*  Rimbunan Sawit Bhd..........................................  3,667,900    169,533
    Salcon Bhd..................................................  4,112,516    226,122
    Sam Engineering & Equipment M Bhd...........................    166,800    299,388
#*  Sapura Energy Bhd........................................... 26,988,800  1,753,969
#   Sarawak Oil Palms Bhd.......................................  1,033,504    667,816

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
MALAYSIA -- (Continued)
    Scicom MSC Bhd..............................................    393,400 $    115,571
#   Scientex Bhd................................................  1,551,524    3,338,292
#   SEG International BHD.......................................    145,885       22,777
    Selangor Dredging Bhd.......................................  1,118,200      182,362
#   Selangor Properties Bhd.....................................    230,200      343,386
    Serba Dinamik Holdings Bhd..................................  2,080,300    1,887,919
    Shangri-La Hotels Malaysia Bhd..............................    426,800      588,316
    SHL Consolidated Bhd........................................    207,500      118,995
    SKP Resources Bhd...........................................  5,378,200    1,739,718
    Star Media Group Bhd........................................  1,727,500      297,744
*   Sumatec Resources Bhd....................................... 12,844,200       15,717
    Sunway Bhd..................................................  2,099,579      831,558
    Sunway Construction Group Bhd...............................  2,206,036      842,146
#   Supermax Corp. Bhd..........................................  7,013,700    2,603,271
    Suria Capital Holdings Bhd..................................    839,760      306,997
    Syarikat Takaful Malaysia Keluarga Bhd......................  2,275,200    2,344,790
*   Symphony Life Bhd...........................................    154,187       13,780
#   Ta Ann Holdings Bhd.........................................  1,647,489      979,038
    TA Enterprise Bhd...........................................  9,123,900    1,461,245
    TA Global Bhd...............................................  8,747,540      567,744
#   Taliworks Corp. Bhd.........................................  3,645,016      738,818
    Tambun Indah Land Bhd.......................................  1,157,800      212,398
    Tan Chong Motor Holdings Bhd................................  1,527,900      524,166
    Tasek Corp. Bhd.............................................     72,900       83,936
    TDM Bhd.....................................................  5,414,520      239,426
    TH Plantations Bhd..........................................  1,250,820      178,495
    Thong Guan Industries Bhd...................................    195,900      114,121
#   TIME dotCom Bhd.............................................  2,031,888    4,010,570
#*  Tiong NAM Logistics Holdings................................  1,439,016      249,757
#   TMC Life Sciences Bhd.......................................  1,230,100      219,764
    Tropicana Corp. Bhd.........................................  4,261,355      904,709
    TSH Resources Bhd...........................................  4,081,300    1,146,951
#   Tune Protect Group Bhd......................................  4,183,300      630,665
#   Uchi Technologies Bhd.......................................  1,666,500    1,047,472
#   UEM Edgenta Bhd.............................................  2,608,100    1,698,775
    UEM Sunrise Bhd............................................. 12,488,300    2,306,829
    UMW Holdings Bhd............................................  1,095,600    1,563,898
    United Malacca Bhd..........................................    466,350      622,760
    United Plantations Bhd......................................    434,300    2,748,307
    United U-Li Corp. BHD.......................................    159,450       23,444
    UOA Development Bhd.........................................  5,353,900    3,137,976
#*  Velesto Energy Bhd.......................................... 25,827,208    1,205,423
#   ViTrox Corp. Bhd............................................    807,900    1,324,248
#*  Vivocom International Holdings Bhd.......................... 11,667,833       56,918
*   Vizione Holdings Bhd........................................    347,528       85,639
    VS Industry Bhd.............................................  6,955,937    1,380,570
#*  Wah Seong Corp. Bhd.........................................  2,187,269      404,302
*   WCE Holdings Bhd............................................    758,500       90,730
#   WCT Holdings Bhd............................................  7,954,102    1,574,753
#   Wellcall Holdings Bhd.......................................  2,990,700      905,528
    WTK Holdings Bhd............................................  2,322,000      272,647
    Yinson Holdings Bhd.........................................  3,934,300    3,946,180
#   YNH Property Bhd............................................  3,542,616    1,100,789
*   Yong Tai BHD................................................  1,103,500       90,697
*   YTL Land & Development Bhd..................................    920,200       89,057
    Zhulian Corp. Bhd...........................................    360,033      119,872
                                                                            ------------
TOTAL MALAYSIA..................................................             213,247,402
                                                                            ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
MEXICO -- (3.0%)
#   ALEATICA S.A.B. de C.V......................................   209,300 $   251,634
*   Alpek S.A.B. de C.V......................................... 4,261,227   5,809,473
#   Alsea S.A.B. de C.V......................................... 5,525,277  15,285,186
#*  Axtel S.A.B. de C.V......................................... 8,375,710   1,305,266
#   Banco del Bajio SA.......................................... 3,709,487   7,740,121
#   Becle S.A.B. de C.V.........................................   254,893     326,577
*   Bio Pappel S.A.B. de C.V....................................   347,496     430,321
    Bolsa Mexicana de Valores S.A.B. de C.V..................... 4,230,469   8,462,155
*   CMR S.A.B. de C.V...........................................     1,323         263
    Consorcio ARA S.A.B. de C.V., Series *...................... 9,145,151   2,396,015
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR......   288,296   2,159,337
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A.. 2,046,089   1,529,036
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.,
      Class B...................................................   960,372     833,698
    Corp. Actinver S.A.B. de C.V................................   198,770     135,131
    Corp. Inmobiliaria Vesta S.A.B. de C.V...................... 6,228,224   8,725,653
    Corp. Moctezuma S.A.B. de C.V...............................   861,300   2,902,942
    Corporativo Fragua S.A.B. de C.V............................         3          41
    Corporativo GBM S.A.B. de C.V...............................    22,477      15,281
    Corpovael S.A. de C.V.......................................    73,341      57,377
#   Credito Real S.A.B. de C.V. SOFOM ER........................ 1,889,121   1,945,210
    Cydsa S.A.B. de C.V.........................................    10,875      16,720
*   Desarrolladora Homex S.A.B. de C.V.......................... 3,278,053      27,942
#*  Elementia S.A.B. de C.V.....................................   642,287     413,138
#*  Empresas ICA S.A.B. de C.V.................................. 3,768,186      20,725
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR...........     6,374         747
#*  Genomma Lab Internacional S.A.B. de C.V., Class B........... 7,157,330   4,978,101
#   Gentera S.A.B. de C.V....................................... 8,494,025   6,205,417
*   Grupo Aeromexico S.A.B. de C.V.............................. 2,235,189   2,831,062
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.......... 3,537,370  19,758,475
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B....   227,202   2,044,459
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR.........     3,233     588,244
    Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B.....    40,178     727,573
#   Grupo Cementos de Chihuahua S.A.B. de C.V................... 1,439,462   7,930,412
#   Grupo Comercial Chedraui S.A. de C.V........................ 3,156,757   6,126,227
*   Grupo Famsa S.A.B. de C.V., Class A......................... 2,314,340   1,029,954
    Grupo Financiero Banorte S.A.B. de C.V......................   177,399     986,620
#*  Grupo GICSA SAB de CV....................................... 2,528,781     874,125
    Grupo Herdez S.A.B. de C.V., Series *....................... 2,008,535   4,364,268
*   Grupo Hotelero Santa Fe S.A.B. de C.V.......................   555,076     219,740
#   Grupo Industrial Saltillo S.A.B. de C.V..................... 1,098,605   1,436,291
    Grupo KUO S.A.B. de C.V., Class B...........................   758,658   1,725,823
#   Grupo Lala S.A.B. de C.V.................................... 1,157,492   1,403,112
*   Grupo Pochteca S.A.B. de C.V................................   561,552     196,168
#   Grupo Posadas S.A.B. de C.V.................................   198,900     395,257
#   Grupo Rotoplas S.A.B. de C.V................................   902,602     950,641
    Grupo Sanborns S.A.B. de C.V................................   905,924     890,657
#*  Grupo Simec S.A.B. de C.V................................... 1,196,960   3,810,166
*   Grupo Sports World S.A.B. de C.V............................   583,706     612,636
*   Grupo Traxion S.A.B. de C.V.................................    21,388      13,769
#*  Hoteles City Express S.A.B. de C.V.......................... 2,518,670   2,967,519
    Industrias Bachoco S.A.B. de C.V., Sponsored ADR............    29,952   1,377,792
    Industrias Bachoco S.A.B. de C.V., Series B................. 1,390,019   5,325,356
#*  Industrias CH S.A.B. de C.V., Series B...................... 1,954,357   8,252,916
*   La Comer S.A.B. de C.V...................................... 4,375,132   4,507,320
#*  Maxcom Telecomunicaciones S.A.B. de C.V.....................   246,465      54,391
#   Megacable Holdings S.A.B. de C.V............................ 2,430,628  10,932,726
*   Minera Frisco S.A.B. de C.V., Class A1...................... 2,242,920     580,604
#   Nemak S.A.B. de C.V......................................... 5,830,033   4,570,184
*   Organizacion Cultiba S.A.B. de C.V.......................... 1,205,623     951,397

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
MEXICO -- (Continued)
#*  Organizacion Soriana S.A.B. de C.V., Class B................    215,767 $    303,528
    Promotora y Operadora de Infraestructura S.A.B. de C.V......    791,109    8,050,821
    Promotora y Operadora de Infraestructura S.A.B. de C.V.,
      Class L...................................................     14,818       99,963
    Qualitas Controladora S.A.B. de C.V.........................  1,849,211    4,582,835
    Regional S.A.B. de C.V......................................  2,221,228   11,754,164
#*  Telesites S.A.B. de C.V..................................... 10,607,179    6,639,801
#   TV Azteca S.A.B. de C.V..................................... 12,256,140    1,378,013
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR..................    559,945    1,252,700
    Vitro S.A.B. de C.V.........................................    943,380    2,521,469
                                                                            ------------
TOTAL MEXICO....................................................             206,992,685
                                                                            ------------
PHILIPPINES -- (1.3%)
    8990 Holdings, Inc..........................................  1,606,600      297,643
    A Soriano Corp..............................................  3,380,211      421,888
    ACR Mining Corp.............................................     48,205        3,105
*   AgriNurture, Inc............................................  1,903,000      597,711
    Alsons Consolidated Resources, Inc..........................  7,226,000      192,994
*   Apex Mining Co., Inc........................................ 10,098,000      302,479
*   Atlas Consolidated Mining & Development Corp................  6,148,000      338,731
    Belle Corp.................................................. 31,632,400    1,473,180
    Bloomberry Resorts Corp..................................... 20,437,200    4,333,434
    Cebu Air, Inc...............................................  1,579,730    2,668,832
    Cebu Holdings, Inc..........................................  3,294,900      391,903
*   CEMEX Holdings Philippines, Inc.............................  8,976,600      459,254
    Century Pacific Food, Inc...................................  6,175,100    1,886,447
    Century Properties Group, Inc............................... 23,171,151      211,135
*   Chelsea Logistics Holdings Corp.............................    236,500       30,134
    China Banking Corp..........................................  2,579,328    1,395,049
    Cirtek Holdings Philippines Corp............................    922,600      530,887
    COL Financial Group, Inc....................................     92,200       30,065
    Cosco Capital, Inc.......................................... 17,361,800    2,461,038
    D&L Industries, Inc......................................... 19,125,800    4,163,631
*   DoubleDragon Properties Corp................................  3,591,890    1,408,775
    Eagle Cement Corp...........................................    182,400       55,989
*   East West Banking Corp......................................  5,043,000    1,202,142
*   EEI Corp....................................................  3,211,600      499,471
    Emperador, Inc..............................................  7,185,800    1,034,532
*   Empire East Land Holdings, Inc.............................. 19,885,000      187,747
    Filinvest Development Corp..................................  3,539,322      848,865
    Filinvest Land, Inc......................................... 99,522,577    2,848,299
    First Gen Corp..............................................  9,938,800    3,898,444
    First Philippine Holdings Corp..............................  2,190,720    3,058,404
*   Global Ferronickel Holdings, Inc............................ 12,737,294      374,502
*   Global-Estate Resorts, Inc..................................  2,410,000       53,452
    Integrated Micro-Electronics, Inc...........................  3,798,814      903,846
    Leisure & Resorts World Corp................................  2,134,640      131,288
*   Lepanto Consolidated Mining Co.............................. 35,755,454       90,772
    Lopez Holdings Corp......................................... 19,310,600    1,929,467
    MacroAsia Corp..............................................  3,917,360    1,429,680
    Manila Water Co., Inc.......................................  9,140,500    4,829,927
    Max's Group, Inc............................................  1,975,500      466,175
    Megawide Construction Corp..................................  6,066,308    2,096,872
    Metro Retail Stores Group, Inc..............................  5,654,900      275,663
    Nickel Asia Corp............................................ 15,501,600      730,656
    Pepsi-Cola Products Philippines, Inc........................ 10,829,900      277,664
    Petron Corp................................................. 15,485,800    2,223,313
    Philex Mining Corp..........................................  5,473,700      423,080
*   Philippine National Bank....................................  2,117,875    1,829,787
*   Philippine National Construction Corp.......................    173,000        3,051

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
PHILIPPINES -- (Continued)
    Philippine Savings Bank.....................................    569,057 $   637,886
    Philippine Seven Corp.......................................      2,850       6,646
    Philippine Stock Exchange, Inc. (The).......................    121,592     433,523
*   Philweb Corp................................................  1,738,240      99,832
    Phinma Energy Corp.......................................... 12,750,000     312,814
    Phoenix Petroleum Philippines, Inc..........................  2,243,580     463,025
    Pilipinas Shell Petroleum Corp..............................  1,113,590   1,027,521
    Premium Leisure Corp........................................ 36,631,000     661,931
*   Prime Orion Philippines, Inc................................  3,187,000     157,511
    Puregold Price Club, Inc....................................  4,655,100   4,067,203
*   PXP Energy Corp.............................................  5,310,900   1,471,070
    RFM Corp....................................................  8,840,668     814,377
    Rizal Commercial Banking Corp...............................  3,882,652   1,935,940
    Robinsons Land Corp......................................... 15,199,251   6,432,131
    Robinsons Retail Holdings, Inc..............................  2,184,170   3,687,556
    San Miguel Food and Beverage, Inc...........................  1,221,590   2,228,185
    Security Bank Corp..........................................    162,100     557,629
    Semirara Mining & Power Corp................................  1,866,100     849,327
    Shakey's Pizza Asia Ventures, Inc...........................    201,400      46,972
    SSI Group, Inc..............................................  7,322,000     335,571
    Starmalls, Inc..............................................    306,700      34,281
    STI Education Systems Holdings, Inc......................... 19,394,000     297,803
*   Travellers International Hotel Group, Inc...................  8,686,000     916,403
    Union Bank Of Philippines...................................  1,467,341   1,818,718
    Vista Land & Lifescapes, Inc................................ 41,758,000   4,683,219
    Wilcon Depot, Inc...........................................  5,044,100   1,330,142
                                                                            -----------
TOTAL PHILIPPINES...............................................             90,608,619
                                                                            -----------
POLAND -- (1.3%)
*   AB SA.......................................................      1,082       5,584
    Agora SA....................................................    269,085     767,054
*   Alior Bank SA...............................................    261,689   4,053,263
    Alumetal SA.................................................      2,946      31,935
    Amica SA....................................................     20,323     669,555
    Apator SA...................................................     69,995     483,985
    Asseco Poland SA............................................    641,693   8,281,373
    Bank Handlowy w Warszawie SA................................      2,330      43,323
*   Bank Ochrony Srodowiska SA..................................     12,873      24,421
*   Bioton SA...................................................    531,231     731,971
*   Boryszew SA.................................................    880,717   1,114,359
    Budimex SA..................................................     86,368   2,509,972
    CCC SA......................................................     44,934   2,163,493
*   CD Projekt SA...............................................     48,553   2,479,366
#   Ciech SA....................................................    261,397   3,692,100
#   ComArch SA..................................................     10,711     446,238
    Dom Development SA..........................................      7,766     156,559
    Echo Investment SA..........................................     77,779      71,720
*   Enea SA.....................................................  1,491,141   4,302,499
*   Energa SA...................................................  1,187,113   3,244,474
#   Eurocash SA.................................................    657,351   3,556,843
*   Fabryki Mebli Forte SA......................................    123,857     795,170
    Famur SA....................................................    991,435   1,328,914
    Firma Oponiarska Debica SA..................................     29,483     689,782
*   Getin Holding SA............................................    751,114     212,187
#*  Getin Noble Bank SA.........................................  2,585,838     320,596
    Globe Trade Centre SA.......................................    426,104   1,064,875
    Grupa Azoty SA..............................................     61,035     608,220
    Grupa Azoty Zaklady Chemiczne Police SA.....................     76,751     289,930
    Grupa Kety SA...............................................     74,590   6,840,831

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
POLAND -- (Continued)
*   Impexmetal SA...............................................    846,315 $   776,426
    Inter Cars SA...............................................     40,486   2,346,512
*   Jastrzebska Spolka Weglowa SA...............................     71,629   1,317,017
    Kernel Holding SA...........................................    391,825   5,390,046
    KRUK SA.....................................................    135,716   6,111,161
    LC Corp. SA.................................................  1,379,239     888,438
    Lentex SA...................................................    124,367     244,000
*   Lubelski Wegiel Bogdanka SA.................................     73,528   1,110,672
*   Netia SA....................................................  1,046,440   1,448,785
    Neuca SA....................................................     15,916   1,086,352
*   NEWAG SA....................................................        493       1,990
#*  Orange Polska SA............................................  3,023,942   4,553,093
#   Pfleiderer Group SA.........................................     26,162     223,628
*   PKP Cargo SA................................................    143,956   1,589,348
*   Polnord SA..................................................    261,294     596,598
*   Rafako SA...................................................    524,953     240,045
    Stalexport Autostrady SA....................................    529,526     564,400
    Stalprodukt SA..............................................      9,458     839,963
*   Tauron Polska Energia SA....................................  7,193,941   4,600,232
#   Trakcja SA..................................................    245,280     250,727
*   VRG SA......................................................  1,378,452   1,422,468
    Warsaw Stock Exchange.......................................    180,325   1,940,096
    Wawel SA....................................................      1,751     396,059
    Zespol Elektrowni Patnow Adamow Konin SA....................     86,991     193,293
                                                                            -----------
TOTAL POLAND....................................................             89,111,941
                                                                            -----------
RUSSIA -- (0.1%)
    Etalon Group P.L.C., GDR....................................    134,279     275,272
    Globaltrans Investment P.L.C., GDR..........................    145,015   1,435,649
*   Lenta, Ltd..................................................    404,437   1,338,686
*   Mechel PJSC, Sponsored ADR..................................     51,323     122,662
    Ros Agro P.L.C., GDR........................................     14,152     175,485
    TMK PJSC, GDR...............................................     57,237     185,734
                                                                            -----------
TOTAL RUSSIA....................................................              3,533,488
                                                                            -----------
SINGAPORE -- (0.0%)
*   Pacc Offshore Services Holdings, Ltd........................    908,056     126,364
                                                                            -----------
SOUTH AFRICA -- (7.2%)
    Adcock Ingram Holdings, Ltd.................................    727,412   3,475,409
*   Adcorp Holdings, Ltd........................................    903,638   1,358,227
    Advtech, Ltd................................................  3,928,649   4,416,638
    AECI, Ltd...................................................  1,192,049   7,988,888
    African Oxygen, Ltd.........................................    979,970   2,027,899
*   African Phoenix Investments, Ltd............................  5,869,014     187,666
    African Rainbow Minerals, Ltd...............................  1,158,740  13,007,311
    Afrimat, Ltd................................................    231,595     483,010
    Alexander Forbes Group Holdings, Ltd........................  5,131,331   1,796,987
    Allied Electronics Corp., Ltd., Class A.....................    637,256     843,756
    Alviva Holdings, Ltd........................................  1,321,645   1,739,791
*   ArcelorMittal South Africa, Ltd.............................  1,894,195     461,323
*   Ascendis Health, Ltd........................................  1,529,922     630,503
    Assore, Ltd.................................................    129,702   3,366,093
    Astral Foods, Ltd...........................................    439,962   5,383,875
    Attacq, Ltd.................................................  1,120,971   1,356,447
*   Aveng, Ltd.................................................. 49,342,489     187,687
    AVI, Ltd....................................................  3,570,463  25,097,516
    Barloworld, Ltd.............................................  2,262,370  20,734,954

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
SOUTH AFRICA -- (Continued)
*   Blue Label Telecoms, Ltd....................................  4,158,740 $ 1,398,962
#*  Brait SE....................................................  2,007,780   4,253,235
    Cashbuild, Ltd..............................................    204,294   4,267,789
    Caxton and CTP Publishers and Printers, Ltd.................    313,704     197,554
    City Lodge Hotels, Ltd......................................    321,275   2,949,937
    Clicks Group, Ltd...........................................  1,824,978  27,137,045
    Clover Industries, Ltd......................................  1,360,664   2,030,009
    Coronation Fund Managers, Ltd...............................  2,158,479   6,728,975
#*  Curro Holdings, Ltd.........................................  1,016,595   2,202,663
*   DataTec, Ltd................................................  3,643,987   8,006,139
#   Dis-Chem Pharmacies, Ltd....................................  1,548,491   2,996,010
    Distell Group Holdings, Ltd.................................    316,083   2,738,405
    DRDGOLD, Ltd., Sponsored ADR................................      9,400      20,398
#   DRDGOLD, Ltd................................................  2,932,131     672,887
*   enX Group, Ltd..............................................    408,074     381,099
*   EOH Holdings, Ltd...........................................  1,098,252   2,194,555
*   Famous Brands, Ltd..........................................    699,154   4,746,408
#   Foschini Group, Ltd. (The)..................................  1,062,168  13,607,000
    Gold Fields, Ltd............................................  1,454,632   5,902,914
#   Gold Fields, Ltd., Sponsored ADR............................  2,115,143   8,672,086
    Grand Parade Investments, Ltd...............................  3,013,383     635,468
#*  Grindrod Shipping Holdings, Ltd.............................    123,682     822,336
#*  Grindrod, Ltd...............................................  4,922,130   2,842,304
*   Harmony Gold Mining Co., Ltd................................  2,259,904   4,538,007
*   Harmony Gold Mining Co., Ltd., Sponsored ADR................  2,381,883   4,716,128
    Hudaco Industries, Ltd......................................    276,905   3,032,304
    Hulamin, Ltd................................................  1,369,904     462,430
#*  Impala Platinum Holdings, Ltd...............................  4,847,214  14,236,794
    Imperial Logistics, Ltd.....................................    671,148   3,442,185
#   Invicta Holdings, Ltd.......................................    370,489     985,863
    Italtile, Ltd...............................................    546,196     576,485
    JSE, Ltd....................................................    988,951  12,249,630
    KAP Industrial Holdings, Ltd................................ 11,837,691   7,666,149
    Lewis Group, Ltd............................................    957,717   2,373,278
    Liberty Holdings, Ltd.......................................  1,315,243  10,626,964
    Life Healthcare Group Holdings, Ltd.........................  7,258,529  14,879,502
    Long4Life, Ltd..............................................  2,806,078     951,448
    Massmart Holdings, Ltd......................................    990,941   6,905,414
    Merafe Resources, Ltd....................................... 11,617,602   1,225,985
    Metair Investments, Ltd.....................................  1,479,029   2,093,155
    MiX Telematics, Ltd.........................................     37,895      25,854
    MiX Telematics, Ltd., Sponsored ADR.........................     26,176     471,168
*   MMI Holdings, Ltd...........................................  8,391,793  10,632,724
    Mpact, Ltd..................................................  1,665,829   2,692,054
    Murray & Roberts Holdings, Ltd..............................  3,959,853   4,270,201
*   Nampak, Ltd.................................................  6,051,864   6,377,813
*   Net 1 UEPS Technologies, Inc................................        776       2,738
    Netcare, Ltd................................................  2,312,962   4,353,677
*   Northam Platinum, Ltd.......................................  3,250,672  11,835,818
    Oceana Group, Ltd...........................................    444,791   2,577,570
    Omnia Holdings, Ltd.........................................    672,921   4,294,141
    Peregrine Holdings, Ltd.....................................  2,027,275   2,796,185
    Pick n Pay Stores, Ltd......................................  3,850,771  20,185,733
#   Pioneer Foods Group, Ltd....................................    810,419   4,828,828
*   PPC, Ltd.................................................... 14,819,023   6,204,616
#   PSG Konsult, Ltd............................................    176,985     142,693
    Raubex Group, Ltd...........................................  1,417,628   1,993,468
    RCL Foods, Ltd..............................................    705,154     825,458
    Reunert, Ltd................................................  1,692,530   8,986,440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- ------------
SOUTH AFRICA -- (Continued)
#   Rhodes Food Group Pty, Ltd..................................   695,531 $    876,143
#*  Royal Bafokeng Platinum, Ltd................................   708,033    1,552,089
    Santam, Ltd.................................................   364,453    8,371,914
#*  Sibanye Gold, Ltd........................................... 8,127,080    7,063,570
    SPAR Group, Ltd. (The)...................................... 1,978,363   29,852,361
    Spur Corp., Ltd.............................................   620,797    1,067,457
#*  Stadio Holdings, Ltd........................................   754,869      227,977
*   Sun International, Ltd...................................... 1,310,213    5,795,223
*   Super Group, Ltd............................................ 3,690,832    9,529,706
    Telkom SA SOC, Ltd.......................................... 2,845,745   14,398,589
    Tongaat Hulett, Ltd......................................... 1,012,167    3,845,551
#   Transaction Capital, Ltd.................................... 1,555,514    2,022,852
    Trencor, Ltd................................................ 1,382,110    3,049,966
    Truworths International, Ltd................................ 3,880,394   23,617,248
    Tsogo Sun Holdings, Ltd..................................... 3,367,313    5,026,623
    Wilson Bayly Holmes-Ovcon, Ltd..............................   510,129    5,367,057
                                                                           ------------
TOTAL SOUTH AFRICA..............................................            506,071,384
                                                                           ------------
SOUTH KOREA -- (16.1%)
#*  3S Korea Co., Ltd...........................................   293,759      656,893
#   ABco Electronics Co., Ltd...................................    76,717      419,741
#*  Able C&C Co., Ltd...........................................    86,451      931,571
#   ABOV Semiconductor Co., Ltd.................................   116,080      575,546
#*  Ace Technologies Corp.......................................   190,914      931,725
#*  Actoz Soft Co., Ltd.........................................    49,722      497,535
#   ADTechnology Co., Ltd.......................................    63,869      766,159
#*  Advanced Cosmeceutical Technology Co., Ltd..................    20,699      105,105
#*  Advanced Digital Chips, Inc.................................   169,506      263,264
#   Advanced Nano Products Co., Ltd.............................    68,114    1,054,662
#   Advanced Process Systems Corp...............................    15,723      381,006
#   Aekyung Petrochemical Co., Ltd..............................   139,019    1,123,963
#   AfreecaTV Co., Ltd..........................................    74,661    2,795,281
#*  Agabang&Company.............................................   236,156      862,362
#   Ahn-Gook Pharmaceutical Co., Ltd............................    58,793      539,265
    Ahnlab, Inc.................................................    53,146    2,405,071
#*  AIBIT Co., Ltd..............................................   206,880      195,926
#   AJ Networks Co., Ltd........................................    92,793      406,726
#*  AJ Rent A Car Co., Ltd......................................    94,232    1,003,795
#*  Ajin Industrial Co., Ltd....................................   102,112      259,267
    AJINEXTEK Co., Ltd..........................................    31,359      259,068
    AK Holdings, Inc............................................    41,156    1,891,009
#*  Alticast Corp...............................................    73,734      199,208
#   ALUKO Co., Ltd..............................................   348,822      976,843
#*  Aminologics Co., Ltd........................................   427,780      685,647
#*  Amotech Co., Ltd............................................    72,347    1,259,673
#*  Anam Electronics Co., Ltd...................................   738,248    1,834,401
*   Ananti, Inc.................................................   225,755    5,212,359
#   Anapass, Inc................................................    74,135    1,453,229
#*  Aprogen Healthcare & Games, Inc.............................   317,560      230,626
#*  Aprogen KIC, Inc............................................   115,172      305,029
*   Aprogen pharmaceuticals, Inc................................    74,715      164,742
#*  APS Holdings Corp...........................................   294,525    1,170,360
#*  Arion Technology, Inc.......................................   129,146      106,748
#   Asia Cement Co., Ltd........................................    15,324    1,766,388
    ASIA Holdings Co., Ltd......................................    10,018    1,130,799
#   Asia Paper Manufacturing Co., Ltd...........................    44,435    1,307,384
*   Asiana Airlines, Inc........................................   934,787    3,674,727
#   Atec Co., Ltd...............................................    15,058      109,037
#*  A-Tech Solution Co., Ltd....................................    36,321      267,813

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Atinum Investment Co., Ltd.................................. 291,863 $  565,732
#   AtlasBX Co., Ltd............................................     571     28,149
    AUK Corp.................................................... 214,954    444,984
#   Aurora World Corp...........................................  45,949    426,361
#   Austem Co., Ltd............................................. 160,334    512,285
#   Autech Corp................................................. 116,207  1,175,424
#*  Avaco Co., Ltd.............................................. 105,551    630,458
#   Avatec Co., Ltd.............................................   5,446     29,528
#   Baiksan Co., Ltd............................................  98,551    579,729
#*  Barun Electronics Co., Ltd.................................. 545,499    204,933
#*  Barunson Entertainment & Arts Corp.......................... 180,998    221,419
#   Bcworld Pharm Co., Ltd......................................  43,184    900,208
#   BG T&A Co...................................................  46,993    121,549
    BGF Co., Ltd................................................ 128,877    921,024
#*  BH Co., Ltd................................................. 198,671  3,077,528
#*  Binex Co., Ltd.............................................. 193,063  2,008,473
    Binggrae Co., Ltd...........................................  54,158  3,338,551
#*  Biolog Device Co., Ltd...................................... 126,061    231,850
#*  BioSmart Co., Ltd........................................... 141,602    547,494
#*  Biotoxtech Co., Ltd.........................................  90,712    729,077
#*  Biovill Co., Ltd............................................ 187,949    276,184
#*  BIT Computer Co., Ltd....................................... 120,643    560,021
#   Bixolon Co., Ltd............................................  91,886    488,840
#   Bluecom Co., Ltd............................................  96,226    378,339
#   Boditech Med, Inc........................................... 120,959  1,216,856
#*  Bohae Brewery Co., Ltd...................................... 576,129  1,031,700
#   BoKwang Industry Co., Ltd...................................  94,422    536,887
#   Bolak Co., Ltd.............................................. 322,608    666,762
    Bookook Securities Co., Ltd.................................  14,493    272,795
#*  Boryung Medience Co., Ltd...................................  53,361    477,303
#   Boryung Pharmaceutical Co., Ltd............................. 257,722  2,305,461
#*  Bosung Power Technology Co., Ltd............................ 453,255  1,151,570
#*  Brain Contents Co., Ltd..................................... 844,733    661,356
#*  Bubang Co., Ltd............................................. 213,403    451,113
    Bukwang Pharmaceutical Co., Ltd............................. 169,349  3,554,948
#   Busan City Gas Co., Ltd.....................................   2,998    106,176
#   BYC Co., Ltd................................................   1,007    219,248
#*  BYON Co., Ltd............................................... 393,721    684,325
#   Byucksan Corp............................................... 357,349    859,796
#*  CammSys Corp................................................ 328,112    560,068
    Capro Corp.................................................. 300,601  1,381,291
#   Caregen Co., Ltd............................................  24,917  1,571,695
    Castec Korea Co., Ltd.......................................   7,540     25,746
#   Cell Biotech Co., Ltd.......................................  49,353  1,259,597
*   Chabiotech Co., Ltd......................................... 290,944  5,621,247
#   Changhae Ethanol Co., Ltd...................................  49,940    589,424
#*  Charm Engineering Co., Ltd.................................. 299,956    439,948
#*  Chemtronics Co., Ltd........................................  71,610    397,496
#*  Chemtros Co., Ltd........................................... 103,775    263,335
#   Cheryong Electric Co., Ltd..................................  96,558    925,703
#   Cheryong Industrial Co. Ltd/new.............................  59,347    527,338
#*  ChinHung International, Inc................................. 234,602    467,650
    Chinyang Holdings Corp...................................... 167,246    408,521
#*  Choa Pharmaceutical Co...................................... 207,782    907,907
#*  Chokwang Leather Co., Ltd...................................     607     20,132
#   Chokwang Paint, Ltd.........................................  44,694    302,719
    Chong Kun Dang Pharmaceutical Corp..........................  59,297  5,671,768
#   Chongkundang Holdings Corp..................................  27,397  1,577,036
#   Choong Ang Vaccine Laboratory...............................  61,612  1,029,099

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#*  Chorokbaem Media Co., Ltd................................... 344,008 $  547,664
    Chosun Refractories Co., Ltd................................   6,715    496,666
#   Chungdahm Learning, Inc.....................................  44,088    844,486
    CJ CGV Co., Ltd............................................. 113,265  4,355,839
#   CJ Freshway Corp............................................  48,097  1,264,073
    CJ Hello Co., Ltd........................................... 217,479  2,011,649
#*  CJ Seafood Corp............................................. 186,914    403,386
#   CKD Bio Corp................................................  31,884    628,778
#   Clean & Science Co., Ltd....................................  38,377    492,127
#   CLIO Cosmetics Co., Ltd.....................................  28,488    346,945
#*  CMG Pharmaceutical Co., Ltd................................. 543,337  2,325,082
#*  Codes Combine Co., Ltd......................................  76,049    212,703
#*  CODI-M Co., Ltd............................................. 997,941    714,382
#   Commax Co., Ltd.............................................  70,962    271,228
#   Coreana Cosmetics Co., Ltd.................................. 215,426    905,157
#   Cosmax BTI, Inc.............................................  38,714    719,659
#   Cosmax, Inc.................................................  65,540  7,445,766
#   Cosmecca Korea Co., Ltd.....................................  36,289    909,106
#*  CosmoAM&T Co., Ltd.......................................... 104,108  1,458,505
#*  Cosmochemical Co., Ltd......................................  87,632  1,257,718
#*  COSON Co., Ltd.............................................. 118,374  1,093,227
    COWELL FASHION Co., Ltd..................................... 234,384    980,054
#*  Creative & Innovative System................................ 281,148    647,870
#   Crown Confectionery Co., Ltd................................  39,940    382,997
#   CROWNHAITAI Holdings Co., Ltd...............................  61,249    656,238
#*  CrucialTec Co., Ltd......................................... 543,909    519,648
#   CS Wind Corp................................................  46,867  1,166,613
*   CTC BIO, Inc................................................ 111,192    904,263
#*  CTGen Co., Ltd.............................................. 190,033    595,418
#   Cuckoo Holdings Co., Ltd....................................   8,388    943,893
#*  Cuckoo Homesys Co., Ltd.....................................   5,322    847,341
*   Curexo, Inc.................................................   4,005     27,047
#*  Curo Co., Ltd............................................... 759,802    361,636
#*  CUROCOM Co., Ltd............................................ 323,268    411,787
#*  Curoholdings Co., Ltd....................................... 423,171    248,461
#   Cymechs, Inc................................................  44,360    328,573
#   D.I Corp.................................................... 217,218    813,682
#   DA Technology Co., Ltd...................................... 302,573  1,027,274
#   Dae Dong Industrial Co., Ltd................................ 103,371    602,068
    Dae Han Flour Mills Co., Ltd................................   7,679  1,269,605
    Dae Hwa Pharmaceutical Co., Ltd.............................  89,454  1,699,728
#   Dae Hyun Co., Ltd........................................... 229,329    513,046
#*  Dae Won Chemical Co., Ltd................................... 273,923    451,966
#   Dae Won Kang Up Co., Ltd.................................... 161,566    640,429
#*  Dae Young Packaging Co., Ltd................................ 599,323    767,211
#   Daea TI Co., Ltd............................................ 552,451  4,229,714
#   Daebongls Co., Ltd..........................................  61,042    393,418
#   Daechang Co., Ltd........................................... 314,932    274,761
    Daechang Forging Co., Ltd...................................   8,880    355,041
    Daeduck Electronics Co...................................... 536,529  4,957,109
    Daegu Department Store......................................  31,479    340,710
#*  Daehan New Pharm Co., Ltd...................................  82,189    822,641
#   Daehan Steel Co., Ltd....................................... 119,261    675,921
#   Dae-Il Corp................................................. 101,568    671,731
#*  Daejoo Electronic Materials Co., Ltd........................  81,087  1,441,523
    Daekyo Co., Ltd............................................. 239,025  1,414,698
#   Daelim B&Co Co., Ltd........................................  95,813    430,354
    Daelim C&S Co., Ltd.........................................   6,122     66,972
#*  DAEMYUNG Corp. Co., Ltd..................................... 482,689  1,194,953

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Daeryuk Can Co., Ltd........................................ 104,537 $  513,270
    Daesang Corp................................................ 220,528  5,005,606
#   Daesang Holdings Co., Ltd................................... 140,590  1,029,092
#   Daesung Energy Co., Ltd.....................................  65,638    313,048
#   Daesung Holdings Co., Ltd...................................  26,734    156,026
#*  Daesung Industrial Co., Ltd.................................  80,183    362,482
#*  Daesung Private Equity, Inc.................................  59,602     94,892
#*  Daewon Cable Co., Ltd....................................... 428,874    743,649
#   Daewon Media Co., Ltd.......................................  71,993    597,775
#   Daewon Pharmaceutical Co., Ltd.............................. 117,733  1,817,059
#   Daewon San Up Co., Ltd...................................... 104,480    545,982
#*  Daewoo Electronic Components Co., Ltd....................... 278,267    689,306
    Daewoong Co., Ltd........................................... 196,727  3,251,810
*   Dahaam E-Tec Co., Ltd.......................................   2,100     54,734
    Daihan Pharmaceutical Co., Ltd..............................  37,901  1,283,776
    Daishin Securities Co., Ltd................................. 297,668  3,114,090
#*  Danal Co., Ltd.............................................. 414,149  1,369,390
#   Danawa Co., Ltd.............................................  59,033    944,250
#   Daou Data Corp.............................................. 158,191  1,426,737
#   Daou Technology, Inc........................................ 271,350  5,178,212
#*  Dasan Networks, Inc......................................... 138,800    805,760
#   Dawonsys Co., Ltd........................................... 167,481  2,375,709
#*  DAYLI BlockChian Co., Ltd...................................  47,181     63,237
#   Dayou Automotive Seat Technology Co., Ltd................... 461,278    500,784
#*  Dayou Plus Co., Ltd......................................... 443,110    359,141
    DB Financial Investment Co., Ltd............................ 272,775  1,207,559
    DB HiTek Co., Ltd........................................... 293,840  3,425,549
#*  DB, Inc..................................................... 904,150    779,383
#   DCM Corp....................................................  42,882    419,728
*   Deco&E Co., Ltd............................................. 465,488    156,638
    Dentium Co., Ltd............................................   4,243    279,681
#*  Deutsch Motors, Inc......................................... 186,431    902,699
#   Development Advance Solution Co., Ltd.......................  37,959    335,174
#   DHP Korea Co., Ltd..........................................  94,291    859,913
    Digital Chosun Co., Ltd..................................... 208,832    388,912
#   Digital Daesung Co., Ltd....................................   8,429     56,511
#*  Digital Optics Co., Ltd.....................................  63,634     41,057
#   Digital Power Communications Co., Ltd....................... 270,969  1,565,637
*   DIO Corp.................................................... 103,040  2,441,227
#   Display Tech Co., Ltd.......................................  52,616    178,044
#   DMS Co., Ltd................................................ 164,147    757,122
#   DNF Co., Ltd................................................  71,182    520,038
#   Dohwa Engineering Co., Ltd..................................   1,932     23,544
#   Dong A Eltek Co., Ltd.......................................  73,971    616,266
#*  Dong Ah Tire & Rubber Co., Ltd..............................  44,790    487,419
    Dong-A Socio Holdings Co., Ltd..............................  20,129  1,904,184
    Dong-A ST Co., Ltd..........................................  50,055  4,552,085
#   Dong-Ah Geological Engineering Co., Ltd.....................  76,065  1,484,674
#   Dongbang Transport Logistics Co., Ltd.......................  25,627     40,302
#   Dongbu Corp.................................................  68,458    535,169
*   Dongbu Steel Co., Ltd.......................................  72,298    609,051
    Dong-Il Corp................................................   6,992    398,945
    Dongil Industries Co., Ltd..................................  11,521    608,021
    Dongjin Semichem Co., Ltd................................... 274,360  2,156,693
*   Dongkook Industrial Co., Ltd................................ 147,284    132,680
    DongKook Pharmaceutical Co., Ltd............................  40,147  2,034,333
#   Dongkuk Industries Co., Ltd................................. 312,436    775,336
    Dongkuk Steel Mill Co., Ltd................................. 519,614  3,890,026
#   Dongkuk Structures & Construction Co., Ltd.................. 277,208    783,637

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#*  Dongnam Marine Crane Co., Ltd...............................   240,030 $  127,414
#   Dongsung Chemical Co., Ltd..................................    16,310    219,039
#   DONGSUNG Corp...............................................   228,930  1,073,364
#*  Dongsung Finetec Co., Ltd...................................   148,186  1,118,974
#   Dongwha Enterprise Co., Ltd.................................    42,331    730,347
    Dongwha Pharm Co., Ltd......................................   200,939  1,786,887
    Dongwon Development Co., Ltd................................   511,595  1,958,553
    Dongwon F&B Co., Ltd........................................    11,675  2,836,447
    Dongwon Industries Co., Ltd.................................    12,554  2,664,260
#   Dongwon Systems Corp........................................    30,549    816,739
#   Dongwoo Farm To Table Co., Ltd..............................    75,970    275,916
#   Dongwoon Anatech Co., Ltd...................................    29,658    147,502
#   Dongyang E&P, Inc...........................................    39,994    345,701
#*  Dongyang Steel Pipe Co., Ltd................................ 1,013,637  1,525,201
*   Doosan Heavy Industries & Construction Co., Ltd.............    98,261  1,007,421
    DoubleUGames Co., Ltd.......................................    69,759  3,516,928
    Douzone Bizon Co., Ltd......................................    98,715  3,667,888
    DRB Holding Co., Ltd........................................    66,135    395,293
#*  Dream Security Co., Ltd.....................................   136,849    480,607
#*  DRTECH Corp.................................................   152,670    228,612
    DSK Co., Ltd................................................    98,543    668,128
#   DSR Wire Corp...............................................    63,527    269,611
#*  DST ROBOT Co., Ltd..........................................   547,191    583,435
#*  DT&C Co., Ltd...............................................     3,240     30,669
#   DTR Automotive Corp.........................................    32,595    905,619
#*  Duk San Neolux Co., Ltd.....................................    93,445  1,443,982
#*  Duksan Hi-Metal Co., Ltd....................................    66,695    310,543
#   Duksung Co., Ltd............................................    75,560    238,519
    DY Corp.....................................................   146,891    832,490
#   DY POWER Corp...............................................    60,459    893,685
    e Tec E&C, Ltd..............................................    13,399  1,114,800
#   E1 Corp.....................................................    30,079  1,643,288
    Eagon Holdings Co., Ltd.....................................   298,627    867,442
    Eagon Industrial, Ltd.......................................     5,471     62,427
    Easy Bio, Inc...............................................   402,526  2,195,200
#*  EcoBio Holdings Co., Ltd....................................    60,798    442,304
#*  Ecopro Co., Ltd.............................................   158,695  4,670,228
#   e-Credible Co., Ltd.........................................    25,694    371,231
    Eehwa Construction Co., Ltd.................................   100,999    780,610
#   EG Corp.....................................................    38,302    495,379
#*  Ehwa Technologies Information Co., Ltd...................... 3,915,868  1,018,940
#   Elcomtec Co., Ltd...........................................   261,529    436,083
#*  Elentec Co., Ltd............................................   112,258    401,400
#   e-LITECOM Co., Ltd..........................................    36,695    220,746
#*  ELK Corp....................................................   192,381    144,278
#*  EMKOREA Co., Ltd............................................   236,062  1,962,035
#   EM-Tech Co., Ltd............................................   106,420  1,546,696
#*  EMW Co., Ltd................................................   204,411    383,047
#*  Enerzent Co., Ltd...........................................   224,980    463,691
#   Enex Co., Ltd...............................................   312,464    406,108
#   ENF Technology Co., Ltd.....................................    82,906  1,022,162
    Eo Technics Co., Ltd........................................    69,018  3,168,853
#*  Esmo Corp...................................................   116,007    733,880
#   Estechpharma Co., Ltd.......................................    83,841    660,013
#*  ESTsoft Corp................................................    31,344    203,696
#*  ESV, Inc....................................................    46,918     36,552
#*  E-TRON Co., Ltd............................................. 1,491,477    254,392
#   Eugene Corp.................................................   453,657  3,063,167
*   Eugene Investment & Securities Co., Ltd.....................   588,034  1,478,766

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Eugene Technology Co., Ltd.................................. 128,700 $1,378,721
*   Eusu Holdings Co., Ltd...................................... 119,655    967,801
#   EVERDIGM Corp...............................................  87,678    572,515
*   E-World.....................................................  67,861    156,101
#*  EXA E&C, Inc................................................  69,546     81,934
*   Exax, Inc...................................................  11,948     18,173
#*  Exem Co., Ltd............................................... 152,435    386,053
#   Ezwelfare Co., Ltd..........................................  43,872    313,328
    F&F Co., Ltd................................................  61,898  2,369,058
#   Farmsco..................................................... 155,877  1,173,636
#*  FarmStory Co., Ltd.......................................... 524,996    548,780
#*  Feelingk Co., Ltd........................................... 315,573    574,933
#   Feelux Co., Ltd............................................. 283,759  3,038,012
    Fila Korea, Ltd............................................. 105,375  4,528,443
#   Fine DNC Co., Ltd........................................... 103,000    215,703
    Fine Semitech Corp..........................................  16,149     79,585
#*  Fine Technix Co., Ltd....................................... 216,885    387,344
#*  Firstec Co., Ltd............................................ 209,199    591,167
#*  FN Republic Co., Ltd........................................ 266,962    458,583
*   FNC Entertainment Co., Ltd..................................   3,147     25,360
#*  Foosung Co., Ltd............................................ 431,979  3,223,149
#*  Fourth-Link, Inc............................................  52,309    116,689
    Fursys, Inc.................................................  15,442    423,002
#   Gabia, Inc..................................................  61,787    365,496
#   Galaxia Communications Co., Ltd............................. 102,339    282,053
*   Gamevil, Inc................................................  45,326  2,270,093
#   Gaon Cable Co., Ltd.........................................  23,823    396,014
#*  Genic Co., Ltd..............................................  42,514    281,718
#*  Genie Music Corp............................................ 271,934  1,259,243
#   Geumhwa PSC Co., Ltd........................................   6,153    170,103
#*  Gigalane Co., Ltd........................................... 254,690    460,845
#   GMB Korea Corp..............................................  79,071    634,736
#   GnCenergy Co., Ltd..........................................  26,859    122,111
#*  GNCO Co., Ltd............................................... 682,448  1,087,698
    GOLFZON Co., Ltd............................................  26,580    898,926
#   Golfzon Newdin Holdings Co., Ltd............................ 210,823    710,334
#*  Good People Co., Ltd........................................ 190,533  1,114,785
    Grand Korea Leisure Co., Ltd................................  23,405    542,394
    Green Cross Cell Corp.......................................  51,175  2,323,917
    Green Cross Holdings Corp...................................  22,910    493,348
    GS Global Corp.............................................. 401,208    972,868
    GS Home Shopping, Inc.......................................  28,185  4,811,708
#*  G-SMATT GLOBAL Co., Ltd..................................... 535,408    934,464
    Gwangju Shinsegae Co., Ltd..................................   3,808    681,814
#*  GY Commerce Co., Ltd........................................ 149,142    226,196
    Hae In Corp.................................................  49,750    345,174
    HAESUNG DS Co., Ltd.........................................  80,685    977,978
#   Haesung Industrial Co., Ltd.................................  24,140    248,865
#   Haimarrow Food Service Co., Ltd............................. 166,776    341,689
#   Haitai Confectionery & Foods Co., Ltd.......................  64,176    638,157
#   Halla Corp.................................................. 161,986    751,945
#   Halla Holdings Corp.........................................  85,442  3,361,105
#*  Han Chang Corp..............................................  60,815    111,753
#   Han Kuk Carbon Co., Ltd..................................... 261,268  1,812,077
*   Hana Micron, Inc............................................ 153,881    587,714
#   Hana Tour Service, Inc......................................  79,962  5,104,317
#   Hancom MDS, Inc.............................................  52,411    740,545
    Hancom, Inc................................................. 147,765  1,800,038
#   Handok, Inc.................................................  56,096  1,348,686

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
    Handsome Co., Ltd...........................................   143,494 $4,768,473
#   Hanil Cement Co., Ltd.......................................    15,772  2,021,751
#   Hanil Holdings Co., Ltd.....................................    12,939    677,237
#*  Hanil Hyundai Cement Co., Ltd...............................    22,245  1,050,802
#*  Hanil Vacuum Co., Ltd.......................................   342,141    458,971
#*  Hanjin Heavy Industries & Construction Co., Ltd.............   678,185    761,800
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd....    83,704    221,787
    Hanjin Kal Corp.............................................   103,090  2,571,454
#   Hanjin Transportation Co., Ltd..............................    79,636  2,884,829
#*  Hankook Cosmetics Co., Ltd..................................    77,549    864,891
#   Hankook Cosmetics Manufacturing Co., Ltd....................    15,453    521,742
    Hankook Shell Oil Co., Ltd..................................     5,413  1,609,679
*   Hankook Technology, Inc.....................................    79,500     77,307
    Hankuk Paper Manufacturing Co., Ltd.........................    24,759    425,110
#   Hankuk Steel Wire Co., Ltd..................................    58,735    161,887
#   Hanla IMS Co., Ltd..........................................    41,360    280,840
#   Hanmi Semiconductor Co., Ltd................................   230,587  1,659,916
#   HanmiGlobal Co., Ltd........................................    65,410    707,025
#   Hans Biomed Corp............................................    62,852  1,440,852
    Hansae Co., Ltd.............................................   183,802  3,385,116
#   Hansae MK Co., Ltd..........................................    42,409    313,945
    Hansae Yes24 Holdings Co., Ltd..............................    98,521    725,386
#   Hanshin Construction........................................    62,759  1,003,120
#   Hanshin Machinery Co........................................   226,979    502,922
    Hansol Chemical Co., Ltd....................................    76,789  5,867,372
    Hansol Holdings Co., Ltd....................................   375,272  1,691,334
#   Hansol HomeDeco Co., Ltd....................................   664,337    958,063
    Hansol Paper Co., Ltd.......................................   150,155  2,322,500
*   Hansol Technics Co., Ltd....................................   161,112  1,088,891
#*  Hanwha Galleria Timeworld Co., Ltd..........................    14,252    383,933
    Hanwha General Insurance Co., Ltd...........................   449,135  2,193,895
*   Hanwha Investment & Securities Co., Ltd..................... 1,037,750  2,265,352
#   Hanyang Eng Co., Ltd........................................    82,288  1,002,847
    Hanyang Securities Co., Ltd.................................    41,592    265,561
#*  Harim Co., Ltd..............................................   397,741  1,115,638
    Harim Holdings Co., Ltd.....................................    36,604    414,037
#   HB Technology Co., Ltd......................................   465,974  1,568,497
    HDC Holdings Co., Ltd.......................................    77,648  1,307,122
    HDC Hyundai Engineering Plastics Co., Ltd...................   155,480    676,975
#   HDC I-Controls Co., Ltd.....................................    43,044    392,437
#*  HDPRO Co., Ltd..............................................    54,737    227,773
#*  Heung-A Shipping Co., Ltd................................... 1,444,950    566,761
#*  Heungkuk Fire & Marine Insurance Co., Ltd...................   307,381  1,358,368
#   High Tech Pharm Co., Ltd....................................    28,011    396,789
*   Hisem Co., Ltd..............................................     2,450     10,568
    Hite Jinro Co., Ltd.........................................   129,410  1,969,618
    Hitejinro Holdings Co., Ltd.................................    68,617    479,694
#   HizeAero Co., Ltd...........................................     9,927     49,669
#*  HLB POWER Co., Ltd..........................................   266,189    218,279
#*  Home Center Holdings Co., Ltd...............................   534,946    890,097
#*  Homecast Co., Ltd...........................................   247,449  1,095,653
#   HS Industries Co., Ltd......................................   354,175  2,012,438
#   HS R&A Co., Ltd.............................................   262,709    493,133
*   HSD Engine Co., Ltd.........................................   177,715    890,041
#*  Huayi Brothers Korea Co., Ltd...............................    77,945    214,390
    Huchems Fine Chemical Corp..................................   206,042  4,269,795
#*  Humax Co., Ltd..............................................   139,852    848,951
#   Humedix Co., Ltd............................................    51,302  1,209,776
*   Huneed Technologies.........................................    87,618    659,315

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
    Huons Co., Ltd..............................................    50,672 $3,099,654
    Huons Global Co., Ltd.......................................    48,887  1,828,116
#   Husteel Co., Ltd............................................    20,207    236,071
#   Huvis Corp..................................................   124,216    862,203
#   Huvitz Co., Ltd.............................................    89,652    697,236
    Hwa Shin Co., Ltd...........................................   153,608    378,384
    Hwacheon Machine Tool Co., Ltd..............................     6,481    246,264
#   Hwail Pharm Co., Ltd........................................    76,780    467,025
#*  Hwajin Co., Ltd.............................................   195,001    402,217
#   Hwangkum Steel & Technology Co., Ltd........................    78,961    808,302
    HwaSung Industrial Co., Ltd.................................    80,662  1,115,714
    Hy-Lok Corp.................................................    78,186  1,370,817
#*  Hyosung ONB Co., Ltd........................................    15,415    179,654
#   HyosungITX Co., Ltd.........................................    27,938    274,387
#*  Hyundai Bioscience Co Ltd...................................   290,847  1,522,125
#   Hyundai BNG Steel Co., Ltd..................................    89,537    898,590
#   Hyundai Construction Equipment Co., Ltd.....................    66,848  3,328,611
#   Hyundai Corp Holdings, Inc..................................    52,880    857,150
    Hyundai Corp................................................    68,663  1,963,088
    Hyundai Greenfood Co., Ltd..................................   291,943  3,612,679
    Hyundai Home Shopping Network Corp..........................    42,132  3,902,778
    Hyundai Hy Communications & Networks Co., Ltd...............   332,548  1,233,342
#*  Hyundai Information Technology Co., Ltd.....................    49,162     83,803
#   Hyundai Livart Furniture Co., Ltd...........................   114,716  2,034,300
#*  Hyundai Merchant Marine Co., Ltd............................ 1,080,131  3,893,997
#   Hyundai Motor Securities Co., Ltd...........................   153,422  1,389,825
#   Hyundai Pharmaceutical Co., Ltd.............................   201,448    934,288
#   Hyundai Telecommunication Co., Ltd..........................    26,501    263,232
#   Hyundai Wia Corp............................................   112,736  4,435,627
#   HyVision System, Inc........................................    99,434    850,203
#*  I&C Technology Co., Ltd.....................................    56,987    191,595
#   i3system, Inc...............................................    41,083    644,454
#*  iA, Inc.....................................................   217,993    682,665
#   ICD Co., Ltd................................................   112,631    932,337
#*  ICK Co., Ltd................................................    72,662     78,116
#*  i-Components Co., Ltd.......................................    35,217    245,761
    IDIS Holdings Co., Ltd......................................     1,320     15,936
#   IHQ, Inc....................................................   535,723    914,412
#   Il Dong Pharmaceutical Co., Ltd.............................    59,284  1,066,539
#   IlDong Holdings Co., Ltd....................................    34,859    389,840
#   Iljin Diamond Co., Ltd......................................    41,385  1,503,968
#   Iljin Display Co., Ltd......................................   147,030    510,530
#   Iljin Electric Co., Ltd.....................................   143,914    446,586
#*  Iljin Holdings Co., Ltd.....................................   198,059    653,280
#   Ilshin Spinning Co., Ltd....................................    11,832  1,028,336
#*  Ilshin Stone Co., Ltd.......................................   402,711  1,030,693
#*  ilShinbiobase Co., Ltd......................................   281,686    497,912
#   Ilsung Pharmaceuticals Co., Ltd.............................     4,076    351,249
*   Ilyang Pharmaceutical Co., Ltd..............................    81,238  2,141,176
#*  IM Co., Ltd.................................................   267,965    338,594
    iMarketKorea, Inc...........................................   167,002  1,204,156
*   In the F Co., Ltd...........................................    57,684    201,546
    InBody Co., Ltd.............................................    92,069  1,931,068
#*  INCON Co., Ltd..............................................   204,515    233,851
#*  Incross Co., Ltd............................................    26,724    410,325
#*  Infinitt Healthcare Co., Ltd................................   127,161    735,737
    InfoBank Corp...............................................     4,325     32,060
#*  Infraware, Inc..............................................   177,642    239,163
#*  INITECH Co., Ltd............................................    67,933    379,704

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#*  InkTec Co., Ltd.............................................    10,746 $   29,813
    Innocean Worldwide, Inc.....................................    58,969  3,733,610
#*  InnoWireless, Inc...........................................    39,934    830,140
*   Innox Advanced Materials Co., Ltd...........................    47,394  2,064,121
#*  Inscobee, Inc...............................................   319,904  1,632,123
#*  Insun ENT Co., Ltd..........................................   266,481  1,626,055
#*  Insung Information Co., Ltd.................................    84,518    253,655
#   Intelligent Digital Integrated Security Co., Ltd............    44,742  1,044,089
*   Interflex Co., Ltd..........................................    80,840    834,170
    Intergis Co., Ltd...........................................    11,220     25,953
#   Interojo Co., Ltd...........................................    66,673  1,362,956
#   Interpark Corp..............................................   103,871    504,415
#   Interpark Holdings Corp.....................................   369,455    831,932
    INTOPS Co., Ltd.............................................   116,641  1,555,880
#   INVENIA Co., Ltd............................................   107,804    309,373
#   Inzi Controls Co., Ltd......................................    69,983    550,465
    INZI Display Co., Ltd.......................................    32,254     54,189
#*  Iones Co., Ltd..............................................    75,333    622,292
*   Iriver, Ltd.................................................    10,026     62,192
    IS Dongseo Co., Ltd.........................................   111,985  3,051,690
#   ISC Co., Ltd................................................    75,550    617,741
#   i-SENS, Inc.................................................    95,050  2,140,451
#   ISU Chemical Co., Ltd.......................................    92,426    849,343
#   IsuPetasys Co., Ltd.........................................   234,729  1,258,938
    It's Hanbul Co., Ltd........................................    50,721  1,231,116
#   J.ESTINA Co., Ltd...........................................    98,913    795,985
#   Jahwa Electronics Co., Ltd..................................    92,216  1,109,475
#   JASTECH, Ltd................................................    66,749    542,545
#*  Jayjun Cosmetic Co., Ltd....................................   181,470  1,799,454
    JB Financial Group Co., Ltd................................. 1,588,145  8,885,956
#   JC Hyun System, Inc.........................................    96,331    450,011
*   Jcontentree Corp............................................   369,237  1,646,815
#   Jeil Pharma Holdings, Inc...................................    16,398    386,617
    Jeil Pharmaceutical Co., Ltd................................     5,220    212,147
    Jeju Air Co., Ltd...........................................    58,366  1,722,430
#*  Jeju Semiconductor Corp.....................................   154,448    535,458
#*  Jeongsan Aikang Co., Ltd....................................   237,589    494,419
#   Jinro Distillers Co., Ltd...................................    15,561    407,469
#   Jinsung T.E.C...............................................   101,741    802,384
#   JLS Co., Ltd................................................    62,953    395,224
#   JNK Heaters Co., Ltd........................................    52,520    384,558
#*  JoyCity Corp................................................    14,217    151,766
#   JS Corp.....................................................    37,413    416,490
    Jusung Engineering Co., Ltd.................................   325,414  1,924,114
#   JVM Co., Ltd................................................    29,789    935,652
#   JW Holdings Corp............................................   287,332  1,855,703
#   JW Life Science Corp........................................    50,528  1,024,277
    JW Pharmaceutical Corp......................................    88,627  3,234,233
#*  JYP Entertainment Corp......................................   211,588  5,482,428
#*  Kanglim Co., Ltd............................................   240,269    781,604
#   Kangnam Jevisco Co., Ltd....................................    29,806    704,944
#   KAON Media Co., Ltd.........................................   111,714    839,868
*   KB Metal Co., Ltd...........................................     4,711      9,856
    KC Co., Ltd.................................................    73,125    908,496
#   KC Cottrell Co., Ltd........................................    15,012     73,024
#   KC Green Holdings Co., Ltd..................................   118,684    446,953
    KC Tech Co., Ltd............................................    74,585    819,329
#   KCC Engineering & Construction Co., Ltd.....................    62,491    487,898
    KCI, Ltd....................................................    12,732    108,505

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
*   KD Construction Co., Ltd.................................... 2,642,950 $  257,035
#   KEC Corp....................................................   714,549    735,534
#   KEPCO Engineering & Construction Co., Inc...................   111,799  2,634,881
#   Keyang Electric Machinery Co., Ltd..........................   205,292    692,460
#*  KEYEAST Co., Ltd............................................   466,462  1,147,694
#   KG Chemical Corp............................................    70,812  1,073,202
#   KG Eco Technology Service Co., Ltd..........................   293,529    871,142
#   Kginicis Co., Ltd...........................................   136,223  1,808,187
#   KGMobilians Co., Ltd........................................   134,426    957,924
#*  KH Vatec Co., Ltd...........................................   120,737  1,022,689
    KINX, Inc...................................................     1,497     28,178
    KISCO Corp..................................................   194,863  1,004,844
#   KISCO Holdings Co., Ltd.....................................    54,792    682,957
#   Kishin Corp.................................................    49,420    167,547
    KISWIRE, Ltd................................................    57,254  1,314,803
#*  Kiwi Media Group Co., Ltd................................... 1,683,238    573,598
#*  KleanNara Co., Ltd..........................................   141,308    443,569
#   KL-Net Corp.................................................   122,853    334,824
    KM Corp.....................................................     6,344     42,658
    KMH Co., Ltd................................................   123,798    896,056
#*  KMH Hitech Co., Ltd.........................................   121,868    109,870
*   KMW Co., Ltd................................................     3,984     84,932
#   Kocom Co., Ltd..............................................    59,560    369,236
#   Kodaco Co., Ltd.............................................   278,877    632,576
#   Koentec Co., Ltd............................................   111,211    737,803
#   Koh Young Technology, Inc...................................    87,881  6,495,236
#   Kolmar BNH Co., Ltd.........................................    85,032  1,773,264
#   Kolon Corp..................................................    56,810  1,707,465
*   Kolon Fashion Material, Inc.................................    98,755    326,336
#   Kolon Global Corp...........................................    44,535    332,782
*   Kolon Life Science, Inc.....................................    59,056  3,792,575
#   Kolon Plastic, Inc..........................................   120,233    692,059
#   Komelon Corp................................................    37,331    267,358
#   KoMiCo, Ltd.................................................    28,778    641,979
#*  KONA I Co., Ltd.............................................   104,008  1,123,055
#   Kook Soon Dang Brewery Co., Ltd.............................   102,707    398,453
#   Kopla Co., Ltd..............................................   112,709    337,740
#   Korea Alcohol Industrial Co., Ltd...........................   115,298    787,336
#   Korea Asset In Trust Co., Ltd...............................   305,009  1,219,068
#   Korea Autoglass Corp........................................    70,686    852,241
#   Korea Cast Iron Pipe Industries Co., Ltd....................    73,524    658,402
#*  Korea Circuit Co., Ltd......................................    93,570    511,793
    Korea District Heating Corp.................................    26,322  1,365,961
    Korea Electric Terminal Co., Ltd............................    47,162  1,787,566
#   Korea Electronic Certification Authority, Inc...............   139,013    564,454
#   Korea Electronic Power Industrial Development Co., Ltd......    71,059    235,485
    Korea Export Packaging Industrial Co., Ltd..................     5,621     98,714
#*  Korea Flange Co., Ltd.......................................    97,231    156,191
#   Korea Fuel-Tech Corp........................................    46,115    122,814
#   Korea Industrial Co., Ltd...................................    88,039    190,482
#*  Korea Information & Communications Co., Ltd.................   117,495    966,809
#   Korea Information Certificate Authority, Inc................   150,707    570,368
#   Korea Kolmar Holdings Co., Ltd..............................    70,711  1,973,990
*   Korea Line Corp.............................................   124,843  2,707,143
#*  Korea Materials & Analysis Corp.............................    41,315    459,965
    Korea Petrochemical Ind Co., Ltd............................    18,383  2,810,448
    Korea Real Estate Investment & Trust Co., Ltd............... 1,049,699  2,497,562
#   Korea United Pharm, Inc.....................................    88,713  1,872,460
    Korean Reinsurance Co.......................................   517,671  4,183,219

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
    Kortek Corp.................................................  89,452 $1,173,216
*   Kossen Co., Ltd.............................................  11,180     22,616
#*  KPM Tech Co., Ltd........................................... 113,288    116,291
#   KPX Chemical Co., Ltd.......................................  17,179    818,753
#   KSIGN Co., Ltd.............................................. 353,784    407,843
#   KSS LINE, Ltd............................................... 114,094    679,639
*   KT Hitel Co., Ltd........................................... 110,032    559,900
    KT Skylife Co., Ltd......................................... 191,759  1,950,882
#   KT Submarine Co., Ltd....................................... 129,898    411,350
#*  KTB Investment & Securities Co., Ltd........................ 426,943  1,267,584
#   KTCS Corp................................................... 270,563    637,789
    Ktis Corp................................................... 212,059    532,094
#   Kuk Young G&M............................................... 186,943    275,602
#   Kukbo Design Co., Ltd.......................................  30,951    401,964
    Kukdo Chemical Co., Ltd.....................................  31,614  1,422,612
#   Kukdong Oil & Chemicals Co., Ltd............................  89,179    278,908
#*  Kuk-il Paper Manufacturing Co., Ltd......................... 729,098    714,606
#*  Kum Yang Co., Ltd...........................................  95,714    198,536
    Kumho Industrial Co., Ltd................................... 185,437  2,182,640
*   Kumho Tire Co., Inc......................................... 628,346  2,875,684
#   Kumkang Kind Co., Ltd.......................................  21,211    433,329
#   Kwang Dong Pharmaceutical Co., Ltd.......................... 317,899  2,099,516
#*  Kwang Myung Electric Co., Ltd............................... 345,066    945,201
#*  Kyeryong Construction Industrial Co., Ltd...................  27,412    635,651
    Kyobo Securities Co., Ltd................................... 183,392  1,626,474
    Kyongbo Pharmaceutical Co., Ltd.............................  95,168    902,322
#   Kyung Dong Navien Co., Ltd..................................  51,000  1,960,723
#*  Kyung Nam Pharm Co., Ltd....................................  62,169    180,196
    Kyung Nong Corp.............................................  35,483    685,636
#   Kyungbang Co., Ltd..........................................  87,364    862,551
    Kyungchang Industrial Co., Ltd..............................  15,666     22,865
    KyungDong City Gas Co., Ltd.................................  23,254    819,095
#   KyungDong Invest Co., Ltd...................................   8,652    343,139
    Kyungdong Pharm Co., Ltd.................................... 126,892  1,220,700
#   Kyung-In Synthetic Corp..................................... 254,644  1,425,494
#   L&F Co., Ltd................................................ 108,005  3,334,875
#*  L&K Biomed Co., Ltd.........................................  26,992    189,925
#*  LabGenomics Co., Ltd........................................  49,913    318,061
#*  LB Semicon, Inc............................................. 280,854  1,068,653
#   LEADCORP, Inc. (The)........................................ 147,896    752,686
#*  Leaders Cosmetics Co., Ltd.................................. 101,387  1,049,885
    Lee Ku Industrial Co., Ltd.................................. 223,689    423,499
    LEENO Industrial, Inc.......................................  79,506  3,581,178
#*  Leenos Corp................................................. 229,859    445,085
    LF Corp..................................................... 173,767  3,865,908
#   LG Hausys, Ltd..............................................  61,572  3,877,204
    LG International Corp....................................... 291,406  4,535,219
#   LIG Nex1 Co., Ltd........................................... 101,169  3,099,024
#   Lion Chemtech Co., Ltd......................................  72,991    631,314
*   LIS Co., Ltd................................................  13,610    171,233
#*  Liveplex Co., Ltd........................................... 686,550    585,883
#   LMS Co., Ltd................................................  51,354    297,076
#   Lock & Lock Co., Ltd........................................ 160,625  2,887,953
#*  LONGTU KOREA, Inc........................................... 102,159    378,760
#   LOT Vacuum Co., Ltd.........................................  76,658    549,978
    Lotte Chilsung Beverage Co., Ltd............................     840  1,084,104
    LOTTE Fine Chemical Co., Ltd................................  72,914  2,981,571
    Lotte Food Co., Ltd.........................................   2,539  1,459,729
    LOTTE Himart Co., Ltd.......................................  30,629  1,394,920

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
    Lotte Non-Life Insurance Co., Ltd...........................   598,357 $1,450,143
#*  Lotte Tour Development Co., Ltd.............................    88,047  1,157,799
#   LS Cable & System Asia, Ltd.................................    81,589    438,422
#*  Lumens Co., Ltd.............................................   362,528  1,017,654
#   Lutronic Corp...............................................   164,444  1,400,703
#   LVMC Holdings...............................................   254,936    622,776
#*  Macrogen, Inc...............................................    84,095  2,344,243
    Maeil Holdings Co., Ltd.....................................    72,701    721,967
#*  Magicmicro Co., Ltd.........................................   394,563  1,099,260
#*  Majestar Co., Ltd...........................................   253,982     63,130
#   MAKUS, Inc..................................................    21,923     86,008
*   Maniker Co., Ltd............................................   262,580    193,078
#   Mcnex Co., Ltd..............................................    77,836  1,034,156
#*  ME2ON Co., Ltd..............................................   205,602  1,149,199
#   Mediana Co., Ltd............................................    35,251    219,085
#   Meerecompany, Inc...........................................    26,488  1,341,518
#   MegaStudy Co., Ltd..........................................    64,566    611,219
#   MegaStudyEdu Co., Ltd.......................................    66,368  1,913,576
#*  Melfas, Inc.................................................   166,086    313,543
#   META BIOMED Co., Ltd........................................   157,118    449,954
*   Metalabs Co., Ltd...........................................    11,419     18,479
#*  Mgame Corp..................................................   132,226    381,345
*   MGENPLUS Co., Ltd...........................................    18,376    135,961
    Mi Chang Oil Industrial Co., Ltd............................     6,207    429,485
#   MiCo, Ltd...................................................   256,498  1,893,686
#*  Microfriend, Inc............................................    41,780    171,135
#   Minwise Co., Ltd............................................    84,803  1,530,785
#   Mirae Asset Life Insurance Co., Ltd.........................   720,495  3,148,444
#*  Mirae Corp.................................................. 5,388,167    858,878
#   Miwon Chemicals Co., Ltd....................................     3,853    139,701
    Miwon Commercial Co., Ltd...................................       716    160,423
#   Miwon Specialty Chemical Co., Ltd...........................    13,243    767,285
#   MK Electron Co., Ltd........................................   135,468  1,119,227
#*  MNTech Co., Ltd.............................................   151,340    505,036
#   Mobase Co., Ltd.............................................   130,616    503,540
#*  Mobile Appliance, Inc.......................................    87,251    451,401
*   Moda-InnoChips Co., Ltd.....................................    13,182    102,090
#   Modetour Network, Inc.......................................   136,697  3,045,180
#   Monalisa Co., Ltd...........................................   104,413    355,089
#   MonAmi Co., Ltd.............................................   104,161    268,908
    Moorim P&P Co., Ltd.........................................   202,756  1,095,051
#   Moorim Paper Co., Ltd.......................................   161,230    433,918
#   Motonic Corp................................................    88,699    932,149
#*  MP Group, Inc...............................................   151,072     33,477
#   MP Hankang Co., Ltd.........................................   266,666    395,685
#   MS Autotech Co., Ltd........................................   143,953    316,264
#   Muhak Co., Ltd..............................................   122,263  1,512,890
#   Multicampus Corp............................................    19,274    906,405
#   MyungMoon Pharm Co., Ltd....................................   169,439    867,763
    Nam Hwa Construction Co., Ltd...............................    33,631    410,838
#   Namhae Chemical Corp........................................   211,659  2,683,813
#*  NamKwang Engineering & Construction Co., Ltd................    15,576    242,972
#*  Namsun Aluminum Co., Ltd....................................   677,470  1,746,499
*   Namuga Co., Ltd.............................................     8,722    165,732
    Namyang Dairy Products Co., Ltd.............................     3,006  1,705,981
#*  Nano Chem Tech, Inc.........................................   123,768    699,530
#*  NanoenTek, Inc..............................................    73,148    338,503
    Nasmedia Co., Ltd...........................................    31,278    970,850
#*  Nature & Environment Co., Ltd...............................   245,711    457,330

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
    NeoPharm Co., Ltd...........................................    39,656 $1,591,719
#*  Neowiz......................................................   133,655  1,546,938
#*  NEOWIZ HOLDINGS Corp........................................    42,417    437,798
#   NEPES Corp..................................................   155,670  1,698,557
#*  Neuros Co., Ltd.............................................   132,787  1,139,168
#   New Power Plasma Co., Ltd...................................    34,503    450,119
#   Nexen Corp..................................................   257,315  1,377,520
    Nexen Tire Corp.............................................   270,530  2,398,988
#*  Nexon GT Co., Ltd...........................................   112,779  1,385,453
#*  Next Entertainment World Co., Ltd...........................   119,100    504,919
#*  Next Science Co Ltd.........................................    31,542    186,424
#   NextEye Co., Ltd............................................   197,968    409,939
#   Nexturn Co., Ltd............................................    53,705    584,886
*   NHN BUGS Corp...............................................    55,774    326,092
*   NHN Entertainment Corp......................................   107,792  5,745,818
#   NHN KCP Corp................................................   125,837  1,474,756
    NI Steel Co., Ltd...........................................     6,100     15,013
    NICE Holdings Co., Ltd......................................   141,378  2,277,274
    Nice Information & Telecommunication, Inc...................    47,343    836,449
    NICE Information Service Co., Ltd...........................   272,052  2,516,073
#   NICE Total Cash Management Co., Ltd.........................   178,566  1,469,019
#*  NK Co., Ltd.................................................   510,585    974,682
#   Nong Shim Holdings Co., Ltd.................................    14,750  1,070,516
#   Nong Woo Bio Co., Ltd.......................................    64,184    775,938
#   Noroo Holdings Co., Ltd.....................................    14,784    186,497
#   NOROO Paint & Coatings Co., Ltd.............................    86,179    722,200
    NPC.........................................................    66,771    233,139
    NS Shopping Co., Ltd........................................   145,658  1,776,156
#*  NSN Co., Ltd................................................    13,286     36,624
#*  nTels Co., Ltd..............................................    20,243    213,762
#   Nuri Telecom Co., Ltd.......................................    57,184    336,594
#*  NUTRIBIOTECH Co., Ltd.......................................   101,444  1,439,999
#*  NUVOTEC Co., Ltd............................................   153,125    205,298
#*  Omnisystem Co., Ltd.........................................   306,179    553,216
#   Openbase, Inc...............................................   183,847    400,169
#   Opto Device Technology Co., Ltd.............................    83,155    440,751
    OptoElectronics Solutions Co., Ltd..........................    45,866    763,382
#   OPTRON-TEC, Inc.............................................   154,117    706,926
#*  Orbitech Co., Ltd...........................................   159,009    755,197
#*  Orientbio, Inc.............................................. 1,249,881    681,651
    Orion Holdings Corp.........................................    85,791  1,458,885
#*  OSANGJAIEL Co., Ltd.........................................    89,699    632,474
*   Osstem Implant Co., Ltd.....................................    94,199  4,716,329
#*  Osung Advanced Materials Co., Ltd...........................   278,129    533,657
#   Paik Kwang Industrial Co., Ltd..............................   100,733    252,501
    Pang Rim Co., Ltd...........................................   101,740    218,873
#   Pan-Pacific Co., Ltd........................................   243,835    565,656
#*  PaperCorea, Inc.............................................   299,792    281,247
#   Paradise Co., Ltd...........................................   335,403  5,523,677
    Partron Co., Ltd............................................   373,043  3,043,442
#*  Paru Co., Ltd...............................................   257,213    684,826
#*  Paxnet Co., Ltd.............................................    60,006    362,516
#*  People & Technology, Inc....................................    61,565    678,716
#   PHARMA RESEARCH PRODUCTS Co., Ltd...........................    45,777  1,395,398
#*  Phoenix Materials Co., Ltd..................................   304,133    198,921
    Pixelplus Co., Ltd..........................................    21,391    142,212
#*  PNE Solution Co., Ltd.......................................    86,108    994,529
#*  Pobis TNC Co., Ltd..........................................   250,451    382,547
#   Poongsan Corp...............................................   188,055  5,181,436

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
#   Poongsan Holdings Corp......................................  34,674 $1,178,616
    POSCO Coated & Color Steel Co., Ltd.........................  20,770    388,042
    Posco ICT Co., Ltd.......................................... 433,606  2,248,551
#   Posco M-Tech Co., Ltd....................................... 184,441  1,731,338
#*  Power Logics Co., Ltd....................................... 232,551  1,554,568
#   Protec Co., Ltd.............................................  48,479    707,115
#   PS TEC Co., Ltd............................................. 105,727    440,758
    PSK, Inc.................................................... 124,011  1,518,636
#   Pulmuone Co., Ltd...........................................   8,302    634,219
#   Pungkuk Alcohol Industry Co., Ltd...........................  31,485    632,647
#   Pyeong Hwa Automotive Co., Ltd..............................  96,605    712,517
#*  RaonSecure Co., Ltd......................................... 235,194    501,874
    Rayence Co., Ltd............................................  19,861    277,183
#*  Redrover Co., Ltd........................................... 335,561    572,484
#   Reyon Pharmaceutical Co., Ltd...............................  59,538    817,943
    RFHIC Corp..................................................  35,138    817,143
#   RFTech Co., Ltd............................................. 166,961    866,268
#   Robostar Co., Ltd...........................................  58,914  1,212,529
    Rorze Systems Corp..........................................  14,901     73,468
#   S Net Systems, Inc.......................................... 100,072    372,549
#   S&S Tech Corp............................................... 126,918    548,539
*   S&T Corp....................................................  13,299    145,487
#*  S&T Dynamics Co., Ltd....................................... 190,917  1,253,369
    S&T Holdings Co., Ltd.......................................  67,890    797,327
#   S&T Motiv Co., Ltd..........................................  89,148  2,732,928
#*  S.Y. Panel Co., Ltd......................................... 125,687    723,299
#   Sajo Industries Co., Ltd....................................  25,607  1,418,603
#*  Sajodongaone Co., Ltd....................................... 256,108    299,782
#   Sam Chun Dang Pharm Co., Ltd................................ 129,025  5,291,582
#*  SAM KANG M&T Co., Ltd....................................... 103,756    470,910
    Sam Young Electronics Co., Ltd..............................  95,284  1,064,931
#   Sam Yung Trading Co., Ltd...................................  91,416  1,221,730
#   Sam-A Pharm Co., Ltd........................................   4,439     69,796
#   Sambo Motors Co., Ltd.......................................  58,920    447,982
#   Sambon Precision & Electronics Co., Ltd..................... 284,390    924,678
    Samchully Co., Ltd..........................................  23,416  2,116,922
#   Samchuly Bicycle Co., Ltd...................................  69,555    420,861
#   Samho Development Co., Ltd.................................. 163,248    870,481
#*  Samho International Co., Ltd................................  45,454    634,936
#   SAMHWA Paints Industrial Co., Ltd...........................  83,835    537,036
#   Samick Musical Instruments Co., Ltd......................... 487,714    855,411
#   Samick THK Co., Ltd.........................................  82,624    917,448
#   Samil Pharmaceutical Co., Ltd...............................  34,462    703,714
#   Samji Electronics Co., Ltd..................................  96,661    930,231
#*  Samjin LND Co., Ltd.........................................  98,862    208,947
    Samjin Pharmaceutical Co., Ltd..............................  82,503  2,845,935
#   Samkee Automotive Co., Ltd.................................. 179,493    502,164
#   Samkwang Glass Co., Ltd.....................................  25,070    778,117
    Sammok S-Form Co., Ltd......................................   3,385     44,107
#   SAMPYO Cement Co., Ltd...................................... 231,777  1,074,492
    Samsung Climate Control Co., Ltd............................   3,552     30,499
*   Samsung Pharmaceutical Co., Ltd............................. 243,485    602,405
#   Samsung Publishing Co., Ltd.................................  33,817    530,152
#   SAMT Co., Ltd............................................... 470,734    689,322
#   Samwha Capacitor Co., Ltd...................................  63,837  3,776,551
#   Samwha Electric Co., Ltd....................................  33,509    737,912
    Samyang Corp................................................  32,429  1,762,497
#   Samyang Foods Co., Ltd......................................  27,537  1,710,264
    Samyang Holdings Corp.......................................  37,880  2,838,597

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#   Samyang Tongsang Co., Ltd...................................    16,412 $  656,679
#   Samyoung M-Tek Co., Ltd.....................................    10,739     36,023
#   Sang-A Frontec Co., Ltd.....................................    60,793    963,130
#*  Sangbo Corp.................................................   184,995    341,672
#*  Sangsangin Co., Ltd.........................................   277,671  4,378,441
#   Sangsin Brake...............................................    47,715    185,819
#   Sangsin Energy Display Precision Co., Ltd...................    74,772    884,034
#   SaraminHR Co., Ltd..........................................    49,012    833,709
#   Satrec Initiative Co., Ltd..................................    21,601    576,529
#   SAVEZONE I&C Corp...........................................   118,777    409,761
#*  SBI Investment Korea Co., Ltd...............................   753,154    495,774
*   SBS Media Holdings Co., Ltd.................................   403,298    823,204
#*  SBW......................................................... 1,010,123    999,265
#*  S-Connect Co., Ltd..........................................   422,477    723,453
#   SD Biotechnologies Co., Ltd.................................    91,170    757,103
#*  SDN Co., Ltd................................................   288,561    440,342
    Seah Besteel Corp...........................................   119,506  1,910,001
    SeAH Holdings Corp..........................................     5,096    441,612
*   SeAH Steel Corp.............................................    13,823    837,321
#   SeAH Steel Holdings Corp....................................    15,747    741,190
#   Sebang Co., Ltd.............................................    83,682    944,351
    Sebang Global Battery Co., Ltd..............................    58,927  1,983,930
#   Sebo Manufacturing Engineer Corp............................    50,252    429,978
#   Secuve Co., Ltd.............................................   175,006    245,252
*   Seegene, Inc................................................   141,426  2,416,022
#   Sejong Industrial Co., Ltd..................................    73,373    538,902
*   Sejong Telecom, Inc......................................... 2,720,131  1,222,652
#*  Sejoong Co., Ltd............................................    80,478    313,017
#*  Sekonix Co., Ltd............................................    84,992    613,487
#*  Selvas AI, Inc..............................................   175,136    696,545
#   Sempio Foods Co.............................................    14,221    375,806
#   Semyung Electric Machinery Co., Ltd.........................    76,449    572,322
#   S-Energy Co., Ltd...........................................    89,497    503,362
#*  Seobu T&D...................................................   262,250  2,034,830
#   Seohan Co., Ltd.............................................   696,802  1,308,369
#   Seohee Construction Co., Ltd................................ 1,572,208  1,852,634
#   Seojin System Co., Ltd......................................     7,450    120,457
#   Seondo Electric Co., Ltd....................................    91,667    452,176
#   Seoul Auction Co., Ltd......................................    99,099    794,452
#*  Seoul Electronics & Telecom.................................   269,734    315,939
#*  Seoul Food Industrial Co., Ltd.............................. 2,476,815    406,195
#   Seoul Pharma Co., Ltd.......................................    56,814    405,795
    Seoul Semiconductor Co., Ltd................................   304,747  6,524,953
#*  Seouleaguer Co., Ltd........................................   113,345    282,038
#   Seoulin Bioscience Co., Ltd.................................    28,535    273,753
#*  Seowon Co., Ltd.............................................   158,377    167,432
#   SEOWONINTECH Co., Ltd.......................................    91,951    391,007
#   Seoyon Co., Ltd.............................................   112,588    440,335
#   Seoyon E-Hwa Co., Ltd.......................................    93,174    437,846
#   Sewha P&C, Inc..............................................   111,502    330,602
#*  Sewon Cellontech Co., Ltd...................................   413,385  1,377,795
    Sewon Precision Industry Co., Ltd...........................    25,563    172,481
#   SEWOONMEDICAL Co., Ltd......................................   179,369    630,864
    SFA Engineering Corp........................................   154,588  5,703,485
*   SFA Semicon Co., Ltd........................................   658,251    966,602
#*  SFC Co., Ltd................................................   290,874    770,663
#*  SG Corp..................................................... 1,029,814    758,655
#*  SG&G Corp...................................................   178,205    379,384
#*  SGA Co., Ltd................................................   639,445    326,499

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#   SGA Solutions Co., Ltd......................................   160,395 $  229,840
#   SH Energy & Chemical Co., Ltd...............................   739,431    789,852
#*  Shin Poong Pharmaceutical Co., Ltd..........................   330,036  2,166,734
#   Shindaeyang Paper Co., Ltd..................................     3,662    222,878
#   Shinil Industrial Co., Ltd..................................   651,705    844,299
#   Shinsegae Engineering & Construction Co., Ltd...............    22,487    524,440
#   Shinsegae Food Co., Ltd.....................................    17,956  1,458,460
#   Shinsegae Information & Communication Co., Ltd..............     9,260  1,036,821
#   Shinsegae International, Inc................................    25,637  4,999,416
#*  Shinsung E&G Co., Ltd.......................................   907,709    929,478
#*  Shinsung Tongsang Co., Ltd..................................   518,762    455,811
#*  Shinwha Intertek Corp.......................................   245,476    382,498
#*  Shinwon Construction Co., Ltd...............................    99,883    443,066
#*  Shinwon Corp................................................   385,058  1,030,518
    Shinyoung Securities Co., Ltd...............................    33,458  1,789,342
    SHOWBOX Corp................................................   272,138    783,698
#*  Signetics Corp..............................................   450,335    505,630
#   SIGONG TECH Co., Ltd........................................    91,546    556,781
#   Silicon Works Co., Ltd......................................    89,032  3,097,941
#   Silla Co., Ltd..............................................    55,354    697,208
    SIMMTECH Co., Ltd...........................................   123,693    824,964
#   SIMMTECH HOLDINGS Co., Ltd..................................   126,986    213,313
#   SIMPAC, Inc.................................................   110,331    287,347
    Sindoh Co., Ltd.............................................    40,874  1,762,715
    Sinil Pharm Co., Ltd........................................     1,227     11,209
#   SinSin Pharmaceutical Co., Ltd..............................    43,381    318,898
#   SK Bioland Co., Ltd.........................................    90,889  1,280,598
#   SK D&D Co., Ltd.............................................    60,188  1,604,590
    SK Discovery Co., Ltd.......................................    47,378  1,235,755
#   SK Gas, Ltd.................................................    35,778  2,652,184
#   SK Networks Co., Ltd........................................ 1,085,649  5,802,597
#*  SK Securities Co., Ltd...................................... 4,149,640  2,780,220
    SKC Co., Ltd................................................   140,935  4,922,423
#*  SKC Solmics Co., Ltd........................................   240,517    746,930
#*  SKCKOLONPI, Inc.............................................   114,055  3,565,081
#*  Skin n Skin Co., Ltd........................................   209,041    123,512
    SL Corp.....................................................   109,481  1,989,647
*   SM Culture & Contents Co., Ltd..............................   302,698    577,972
*   SM Entertainment Co.........................................   173,695  7,528,453
#*  S-MAC Co., Ltd.............................................. 1,016,327    955,541
*   SMARK Co., Ltd..............................................    45,350     52,749
#   SMCore, Inc.................................................    82,762    751,143
#   SMEC Co., Ltd...............................................   216,193    556,508
*   SNTEK Co., Ltd..............................................     1,749      9,675
#*  SNU Precision Co., Ltd......................................   165,332    461,242
#*  Solborn, Inc................................................   140,620    599,111
#*  Solco Biomedical Co., Ltd................................... 1,496,270    601,606
#*  Solid, Inc..................................................   218,901    617,574
    Songwon Industrial Co., Ltd.................................   137,771  2,737,839
#*  Sonokong Co., Ltd...........................................   138,753    330,616
#*  Soosan Heavy Industries Co., Ltd............................   206,213    358,784
#   Soulbrain Co., Ltd..........................................    96,574  4,425,508
    SPC Samlip Co., Ltd.........................................    20,260  2,134,435
#   SPG Co., Ltd................................................   135,956    966,258
#   Spigen Korea Co., Ltd.......................................    23,443  1,360,748
*   Ssangyong Motor Co..........................................   342,624  1,529,275
#   ST Pharm Co., Ltd...........................................    43,317    744,391
#   Suheung Co., Ltd............................................    58,794  1,353,711
    Sun Kwang Co., Ltd..........................................    24,058    381,854

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#*  Sunchang Corp...............................................    55,687 $  299,090
#*  SundayToz Corp..............................................    45,574    906,287
#   Sung Bo Chemicals Co., Ltd..................................    89,031    445,812
#   Sung Kwang Bend Co., Ltd....................................   169,036  1,821,996
#*  Sungchang Enterprise Holdings, Ltd..........................   521,155  1,033,991
#   Sungdo Engineering & Construction Co., Ltd..................   100,287    468,082
#*  Sungshin Cement Co., Ltd....................................   156,234  1,971,427
    Sungwoo Hitech Co., Ltd.....................................   461,540  1,710,097
#*  Sunjin Co., Ltd.............................................   116,336  1,223,155
#*  Sunny Electronics Corp......................................   208,190    490,346
#*  Supex BNP Co., Ltd..........................................   290,949    237,505
#*  Suprema HQ, Inc.............................................    36,612    241,340
#*  Suprema, Inc................................................    36,649    855,883
    SurplusGlobal, Inc..........................................    14,061     36,253
*   Synergy Innovation Co., Ltd.................................    33,893     64,288
#*  Synopex, Inc................................................   552,009  1,768,170
#   Systems Technology, Inc.....................................    93,403    982,560
#   Tae Kyung Industrial Co., Ltd...............................    51,754    262,056
    Taekwang Industrial Co., Ltd................................     2,697  3,293,908
*   Taewoong Co., Ltd...........................................    87,859    896,650
    Taeyoung Engineering & Construction Co., Ltd................   371,706  4,472,452
*   Taihan Electric Wire Co., Ltd...............................   986,017    996,680
#*  Taihan Fiberoptics Co., Ltd.................................   455,943  2,130,344
*   Taihan Textile Co., Ltd.....................................     6,240     78,180
    Tailim Packaging Co., Ltd...................................    92,765    331,246
#*  TBH Global Co., Ltd.........................................   131,435    357,729
#   TechWing, Inc...............................................   113,770  1,012,214
#   Telechips, Inc..............................................    52,136    458,340
#*  Tellus Co., Ltd.............................................   550,695    515,692
    Tera Semicon Co., Ltd.......................................    70,005  1,087,910
#   TES Co., Ltd................................................   127,041  1,580,276
#   Tesna Co., Ltd..............................................    46,344  1,152,595
#*  Theragen Etex Co., Ltd......................................   198,111  2,067,261
#*  Thinkware Systems Corp......................................    66,802    473,971
#*  TK Chemical Corp............................................   510,823  1,251,995
    TK Corp.....................................................   143,769  1,640,838
#*  TOBESOFT Co., Ltd...........................................   105,940    478,434
    Tokai Carbon Korea Co., Ltd.................................    40,094  1,951,538
#   Tong Yang Moolsan Co., Ltd..................................   438,988    880,820
    Tongyang Life Insurance Co., Ltd............................   337,737  1,494,132
#   Tongyang pile, Inc..........................................     3,387     17,098
    Tongyang, Inc............................................... 1,460,426  2,658,104
#   Tonymoly Co., Ltd...........................................    56,762    667,517
#   Top Engineering Co., Ltd....................................   106,674    756,062
#*  Toptec Co., Ltd.............................................   162,584  1,613,396
    Tovis Co., Ltd..............................................   127,615    809,655
    TS Corp.....................................................    29,662    536,625
#*  T'way Holdings, Inc.........................................   280,509    661,158
#   UBCare Co., Ltd.............................................   200,126    825,540
#*  Ubiquoss Holdings, Inc......................................    88,941    728,296
#   Ubiquoss, Inc...............................................    29,354    945,036
*   Ubivelox, Inc...............................................    25,329    136,556
#*  Ugint Co., Ltd..............................................   630,240    447,126
#   UIL Co., Ltd................................................   100,293    456,811
#   Uju Electronics Co., Ltd....................................    57,321    430,823
#*  Unick Corp..................................................    67,234    624,620
    Unid Co., Ltd...............................................    45,825  1,940,269
    Union Materials Corp........................................     5,260      9,684
#   Union Semiconductor Equipment & Materials Co., Ltd..........   219,217    884,122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
SOUTH KOREA -- (Continued)
#   Uniquest Corp...............................................   116,456 $  714,933
#*  Unison Co., Ltd.............................................   554,510    764,883
#*  Unitekno Co., Ltd...........................................    10,176    137,609
    UniTest, Inc................................................   148,026  1,935,419
#*  U-Tech Co., Ltd.............................................    36,267     88,357
    Value Added Technology Co., Ltd.............................    82,444  1,722,165
#   Very Good Tour Co., Ltd.....................................    51,748    413,838
#   Vessel Co., Ltd.............................................    55,092    210,705
#   Viatron Technologies, Inc...................................    88,843    878,128
#*  VICTEK Co., Ltd.............................................   129,990    290,108
#   Vieworks Co., Ltd...........................................    65,044  2,010,041
#   Visang Education, Inc.......................................    54,760    344,681
#*  Vitzro Tech Co., Ltd........................................    11,550     64,645
#*  Vitzrocell Co., Ltd.........................................   106,296  1,055,150
#*  VitzroSys Co., Ltd..........................................   289,611    191,418
#*  W Holding Co., Ltd..........................................   971,568    503,459
*   Webzen, Inc.................................................   127,638  2,317,836
#*  Welcron Co., Ltd............................................   189,702    596,179
#   WeMade Entertainment Co., Ltd...............................    75,166  2,576,761
#   Whanin Pharmaceutical Co., Ltd..............................   120,322  2,100,084
#*  WillBes & Co. (The).........................................   395,146    516,930
#   Winix, Inc..................................................    69,947  1,068,160
#   Wins Co., Ltd...............................................    68,892    806,816
#   WiSoL Co., Ltd..............................................   180,026  2,550,014
#*  WIZIT Co., Ltd..............................................   625,404    686,036
*   Won Ik Corp.................................................     8,055     34,206
#*  WONIK CUBE Corp.............................................   142,636    371,285
*   Wonik Holdings Co., Ltd.....................................   290,705  1,104,440
#   WONIK IPS Co., Ltd..........................................   221,175  4,577,791
#*  Wonik Materials Co., Ltd....................................    59,780  1,226,643
#*  Wonik QnC Corp..............................................   145,417  1,654,132
*   Wonpung Mulsan Co., Ltd.....................................    39,943    115,003
#*  Woojin Plaimm Co., Ltd......................................    12,566     76,290
*   Woojin, Inc.................................................     2,070     10,177
#*  Woongjin Co., Ltd...........................................   437,943    928,367
#*  Woongjin Energy Co., Ltd....................................   130,463    215,384
#   Woongjin Thinkbig Co., Ltd..................................   429,512  1,285,054
#*  Woori Investment Bank Co., Ltd.............................. 3,270,585  2,322,487
    Woori Technology Investment Co., Ltd........................   311,347    736,197
#*  Woori Technology, Inc.......................................   758,362    873,444
#*  Wooridul Pharmaceutical, Ltd................................    98,530    760,866
*   Woorison F&G Co., Ltd.......................................    64,300     99,480
#   Woory Industrial Co., Ltd...................................    47,038  1,471,733
#   Wooshin Systems Co., Ltd....................................    87,771    517,381
#   Woosu AMS Co., Ltd..........................................   139,479    725,027
#   WooSung Feed Co., Ltd.......................................   171,724    451,424
    Woowon Development Co., Ltd.................................    30,318    152,910
#   Worldex Industry & Trading Co., Ltd.........................    46,320    216,936
#   Y G-1 Co., Ltd..............................................   140,926  1,411,898
#*  YeaRimDang Publishing Co., Ltd..............................   114,015    638,735
#   Yeong Hwa Metal Co., Ltd....................................   195,869    262,427
#   YES24 Co., Ltd..............................................    58,265    258,938
#*  Yest Co., Ltd...............................................    54,484    419,785
#   YG Entertainment, Inc.......................................    93,654  3,674,910
#*  YG PLUS.....................................................   174,306    322,405
#*  YIK Corp....................................................   162,264    547,587
#*  YJM Games Co., Ltd..........................................   302,227    600,580
#   YMC Co., Ltd................................................   120,112    709,029
    Yong Pyong Resort Co., Ltd..................................   150,446  1,257,417

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES      VALUE>>
                                                                 --------- --------------
SOUTH KOREA -- (Continued)
#*  Yonwoo Co., Ltd.............................................    36,845 $      698,367
#   Yoosung Enterprise Co., Ltd.................................   146,134        379,258
#   YooSung T&S Co., Ltd........................................   106,473        333,297
    Youlchon Chemical Co., Ltd..................................    86,600      1,167,624
    Young Heung Iron & Steel Co., Ltd...........................   241,560        276,905
#*  Young In Frontier Co., Ltd..................................    81,993        437,492
    Young Poong Corp............................................       385        265,641
#   Young Poong Precision Corp..................................    90,051        778,254
*   Youngone Corp...............................................    46,369      1,444,976
    Youngone Holdings Co., Ltd..................................    38,622      2,143,584
*   YoungWoo DSP Co., Ltd.......................................    79,720         84,106
    YTN Co., Ltd................................................    73,837        144,952
*   Yuanta Securities Korea Co., Ltd............................   897,943      2,777,039
#   YuHwa Securities Co., Ltd...................................    17,992        204,538
#*  Yujin Robot Co., Ltd........................................   110,916        409,024
*   Yungjin Pharmaceutical Co., Ltd.............................   372,306      2,178,962
#*  Yuyang DNU Co., Ltd.........................................   181,687      1,349,911
    Yuyu Pharma, Inc............................................     1,676         17,605
#   Zeus Co., Ltd...............................................    56,787        642,327
#*  Zungwon En-Sys, Inc.........................................    86,136        150,364
                                                                           --------------
TOTAL SOUTH KOREA...............................................            1,128,576,048
                                                                           --------------
TAIWAN -- (16.8%)
#   ABC Taiwan Electronics Corp.................................   494,910        394,097
#   Ability Enterprise Co., Ltd................................. 1,872,293        847,236
#   Ability Opto-Electronics Technology Co., Ltd................   463,232        734,582
    AcBel Polytech, Inc......................................... 3,416,599      2,265,462
#   Ace Pillar Co., Ltd.........................................   448,000        309,665
#   ACES Electronic Co., Ltd....................................   790,000        602,237
*   Acon Holding, Inc........................................... 1,294,000        248,151
    Acter Co., Ltd..............................................   340,302      1,943,760
*   Action Electronics Co., Ltd................................. 1,395,000        281,008
#   Actron Technology Corp......................................   526,150      1,890,226
    A-DATA Technology Co., Ltd.................................. 1,784,879      2,416,217
    Addcn Technology Co., Ltd...................................   117,299        972,009
    Adlink Technology, Inc......................................   962,031      1,495,588
#   Advanced Ceramic X Corp.....................................   318,000      2,584,328
    Advanced International Multitech Co., Ltd...................   949,000      1,161,346
*   Advanced Lithium Electrochemistry Cayman Co., Ltd...........   919,000        545,191
#   Advanced Optoelectronic Technology, Inc.....................   642,000        341,418
#   Advanced Wireless Semiconductor Co.......................... 1,199,000      1,722,128
    Advancetek Enterprise Co., Ltd.............................. 1,403,519        708,343
    AEON Motor Co., Ltd.........................................     9,000         10,342
    Aerospace Industrial Development Corp....................... 1,593,000      1,767,978
*   AGV Products Corp........................................... 3,439,434        781,463
    AimCore Technology Co., Ltd.................................   260,551        137,321
    Airmate Cayman International Co., Ltd.......................     7,000          3,335
#   Alchip Technologies, Ltd....................................   423,000      1,103,240
    Alcor Micro Corp............................................   278,000        157,602
    Alexander Marine Co., Ltd...................................    17,000         23,753
#*  ALI Corp.................................................... 2,225,000        839,985
    All Ring Tech Co., Ltd......................................   476,000        722,100
#   Allied Circuit Co., Ltd.....................................   206,000        431,678
    Allis Electric Co., Ltd..................................... 1,196,000        545,216
#   Alltek Technology Corp...................................... 1,093,873        612,656
#   Alltop Technology Co., Ltd..................................   429,000        779,032
#   Alpha Networks, Inc......................................... 2,682,386      1,582,611
    Altek Corp.................................................. 2,076,945      1,810,489
#   Amazing Microelectronic Corp................................   415,773        977,567

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
#   Ambassador Hotel (The)......................................  1,701,000 $1,236,448
#   AMICCOM Electronics Corp....................................    311,000    194,612
    Ampire Co., Ltd.............................................    774,000    535,688
    AMPOC Far-East Co., Ltd.....................................    685,444    566,027
*   AmTRAN Technology Co., Ltd..................................  7,364,951  2,814,339
    Anderson Industrial Corp....................................  1,079,416    360,905
    Anpec Electronics Corp......................................    511,007  1,087,295
#   AP Memory Technology Corp...................................    261,375    430,528
    Apacer Technology, Inc......................................    708,325    699,389
#   APAQ Technology Co., Ltd....................................    401,120    406,926
    APCB, Inc...................................................    998,000    871,467
#   Apex Biotechnology Corp.....................................    791,483    805,009
#*  Apex International Co., Ltd.................................  1,285,470  1,861,931
    Apex Medical Corp...........................................    464,500    378,879
#   Apex Science & Engineering..................................  1,046,132    295,753
    Arcadyan Technology Corp....................................  1,080,718  3,397,859
    Ardentec Corp...............................................  3,472,274  3,427,162
    Argosy Research, Inc........................................    268,000    328,574
    Asia Electronic Material Co., Ltd...........................    470,000    288,406
    Asia Optical Co., Inc.......................................  1,699,000  4,170,623
*   Asia Pacific Telecom Co., Ltd...............................  1,609,000    372,878
#   Asia Plastic Recycling Holding, Ltd.........................  1,699,182    375,802
    Asia Polymer Corp...........................................  2,907,232  1,301,581
#   Asia Tech Image, Inc........................................    382,000    513,380
#   Asia Vital Components Co., Ltd..............................  2,619,058  2,168,366
    ASMedia Technology, Inc.....................................    170,424  3,443,322
#   ASPEED Technology, Inc......................................    157,599  3,263,114
#   ASROCK, Inc.................................................    302,000    540,657
    ATE Energy International Co., Ltd...........................      9,000      9,976
    Aten International Co., Ltd.................................    665,479  2,038,485
    Audix Corp..................................................    614,600    739,970
#   AURAS Technology Co., Ltd...................................    474,148  1,918,413
    Aurona Industries, Inc......................................    508,000    323,885
    Aurora Corp.................................................    515,349  1,505,607
    Avalue Technology, Inc......................................    320,000    494,661
#   Avermedia Technologies......................................  1,525,446    545,699
*   Avision, Inc................................................    386,000     53,776
#   AVY Precision Technology, Inc...............................    625,691    652,823
#   Awea Mechantronic Co., Ltd..................................    273,210    268,641
    Axiomtek Co., Ltd...........................................    430,000    747,507
#*  Azurewave Technologies, Inc.................................    457,000    321,743
#   Bank of Kaohsiung Co., Ltd..................................  3,516,548  1,096,883
#   Basso Industry Corp.........................................  1,006,900  1,595,322
#   BenQ Materials Corp.........................................  1,429,000    924,675
#   BES Engineering Corp........................................ 11,871,750  2,866,820
#   Bin Chuan Enterprise Co., Ltd...............................    565,070    361,751
#*  Bionet Corp.................................................    132,000    142,843
    Bionime Corp................................................    202,000    317,239
#   Biostar Microtech International Corp........................  1,292,975    406,429
    Bioteque Corp...............................................    444,308  1,488,696
#   Bizlink Holding, Inc........................................    862,492  5,152,891
#*  Boardtek Electronics Corp...................................    893,000    979,582
    Bon Fame Co., Ltd...........................................    135,000    268,739
    Bright Led Electronics Corp.................................    809,520    286,769
#   Brighton-Best International Taiwan, Inc.....................    833,318    991,080
    C Sun Manufacturing, Ltd....................................  1,215,221  1,102,367
#*  Calin Technology Co., Ltd...................................    122,000    136,651
*   Cameo Communications, Inc...................................  1,675,818    455,068
#   Capital Futures Corp........................................    765,642  1,203,184

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
    Capital Securities Corp..................................... 15,092,501 $4,530,640
#   Career Technology MFG. Co., Ltd.............................  2,912,469  2,587,761
*   Carnival Industrial Corp....................................  1,419,000    225,819
#   Casetek Holdings, Ltd.......................................  1,315,571  2,128,448
    Cathay Chemical Works.......................................     30,000     18,641
    Cathay Real Estate Development Co., Ltd.....................  4,504,700  3,062,414
#   Cayman Engley Industrial Co., Ltd...........................    237,099    974,298
    CCP Contact Probes Co., Ltd.................................    137,000     86,761
#   Celxpert Energy Corp........................................    629,000    682,298
#   Center Laboratories, Inc....................................  1,442,023  3,864,650
#   Central Reinsurance Co., Ltd................................    965,380    556,578
#   Chain Chon Industrial Co., Ltd..............................  1,286,000    374,681
#   ChainQui Construction Development Co., Ltd..................    550,714    517,447
*   Champion Building Materials Co., Ltd........................  2,387,851    554,775
#   Champion Microelectronic Corp...............................      6,758     11,267
    Chang Wah Electromaterials, Inc.............................    259,905  1,119,751
#   Chang Wah Technology Co., Ltd...............................     80,817    691,519
#   Channel Well Technology Co., Ltd............................  1,263,000    980,824
    Chant Sincere Co., Ltd......................................    411,000    298,238
#   Charoen Pokphand Enterprise.................................  1,319,985  2,354,937
    Chaun-Choung Technology Corp................................    150,000    692,553
    CHC Healthcare Group........................................    722,000    747,717
#   CHC Resources Corp..........................................    472,282    808,412
    Chen Full International Co., Ltd............................    700,000    843,023
#   Chenbro Micom Co., Ltd......................................    485,000    762,625
    Cheng Loong Corp............................................  6,533,383  4,189,210
*   Cheng Mei Materials Technology Corp.........................  5,012,900  2,048,902
    Cheng Uei Precision Industry Co., Ltd.......................  3,100,331  2,449,030
    Chenming Mold Industry Corp.................................    816,437    415,627
    Chia Chang Co., Ltd.........................................    922,000  1,074,781
    Chia Hsin Cement Corp.......................................  2,646,121  1,201,148
#   Chian Hsing Forging Industrial Co., Ltd.....................    265,000    469,095
#   Chicony Power Technology Co., Ltd...........................  1,136,454  1,745,265
#   Chieftek Precision Co., Ltd.................................    441,750  1,306,840
    Chien Kuo Construction Co., Ltd.............................  1,660,312    517,145
#   Chilisin Electronics Corp...................................  1,029,380  2,843,081
    Chime Ball Technology Co., Ltd..............................    203,840    305,166
    China Bills Finance Corp....................................  5,819,000  2,639,763
    China Chemical & Pharmaceutical Co., Ltd....................  1,958,000  1,183,681
    China Ecotek Corp...........................................    214,000    223,334
#   China Electric Manufacturing Corp...........................  2,593,900    795,192
#   China Fineblanking Technology Co., Ltd......................    425,432    503,091
#   China General Plastics Corp.................................  3,110,951  2,401,966
#   China Glaze Co., Ltd........................................    507,002    175,368
    China Man-Made Fiber Corp................................... 11,692,605  3,776,934
    China Metal Products........................................  1,987,603  2,469,040
    China Motor Corp............................................  1,355,000  1,059,471
*   China Petrochemical Development Corp........................ 21,223,000  7,473,672
    China Steel Chemical Corp...................................  1,179,554  5,253,657
#   China Steel Structure Co., Ltd..............................    621,000    542,484
    China Wire & Cable Co., Ltd.................................    716,160    518,135
#   Chinese Maritime Transport, Ltd.............................    754,594    762,557
*   Ching Feng Home Fashions Co., Ltd...........................    577,409    409,864
    Chin-Poon Industrial Co., Ltd...............................  2,752,207  3,366,060
    Chipbond Technology Corp....................................  4,363,000  9,694,909
    ChipMOS Techinologies, Inc..................................  2,176,076  1,778,883
#   ChipMOS Technologies, Inc., ADR.............................      5,134     85,268
    Chlitina Holding, Ltd.......................................    388,000  3,722,232
    Chong Hong Construction Co., Ltd............................  1,313,666  3,641,291

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
#   Chun YU Works & Co., Ltd....................................  1,442,000 $  971,848
    Chun Yuan Steel.............................................  2,655,529    883,689
    Chung Hsin Electric & Machinery Manufacturing Corp..........  3,037,375  1,974,335
#*  Chung Hung Steel Corp.......................................  7,878,979  3,043,213
    Chung Hwa Food Industrial Co., Ltd..........................     96,850    214,224
    Chung Hwa Pulp Corp.........................................  3,987,405  1,252,071
    Chunghwa Chemical Synthesis & Biotech Co., Ltd..............    139,000    107,312
*   Chunghwa Picture Tubes, Ltd................................. 14,410,000    283,358
    Chunghwa Precision Test Tech Co., Ltd.......................      9,000    128,178
#   Chyang Sheng Dyeing & Finishing Co., Ltd....................  1,255,000    543,159
    Cleanaway Co., Ltd..........................................    602,000  3,336,592
#   Clevo Co....................................................  3,795,200  3,654,570
#*  CMC Magnetics Corp.......................................... 14,960,566  3,424,029
#   C-Media Electronics, Inc....................................    464,000    276,869
    CoAsia Microelectronics Corp................................    803,397    246,056
    Coland Holdings, Ltd........................................    321,000    290,944
#   Collins Co., Ltd............................................    562,431    184,400
#   Compeq Manufacturing Co., Ltd...............................  6,346,000  4,371,076
    Compucase Enterprise........................................    527,000    425,362
    Concord Securities Co., Ltd.................................  4,011,110    967,179
#   Concraft Holding Co., Ltd...................................    301,400  1,179,030
    Continental Holdings Corp...................................  3,306,320  1,577,460
*   Contrel Technology Co., Ltd.................................  1,135,000    654,270
#   Coremax Corp................................................    502,278  1,573,594
    Coretronic Corp.............................................  3,293,200  4,937,143
#   Co-Tech Development Corp....................................  1,202,533  1,195,264
    Cowealth Medical Holding Co., Ltd...........................    139,700    198,904
#   Coxon Precise Industrial Co., Ltd...........................    841,000    450,435
#   Creative Sensor, Inc........................................    757,000    513,136
#*  CSBC Corp. Taiwan...........................................  1,757,676  1,515,354
    CTCI Corp...................................................  1,999,000  3,070,871
#   C-Tech United Corp..........................................    376,971    256,248
#   Cub Elecparts, Inc..........................................    412,811  3,772,883
#   CviLux Corp.................................................    567,040    467,898
#   CX Technology Co., Ltd......................................    313,755    232,872
    Cyberlink Corp..............................................    529,697  1,204,770
#   CyberPower Systems, Inc.....................................    302,000    782,252
    CyberTAN Technology, Inc....................................  2,464,779  1,232,929
#   Cypress Technology Co., Ltd.................................    271,700    700,079
    DA CIN Construction Co., Ltd................................  1,226,711    811,619
#   Dadi Early-Childhood Education Group, Ltd...................    166,886  1,121,316
    Dafeng TV, Ltd..............................................    493,870    571,631
#   Da-Li Development Co., Ltd..................................  1,180,032  1,198,192
*   Danen Technology Corp.......................................  2,771,000    322,383
    Darfon Electronics Corp.....................................  1,769,550  2,613,944
#   Darwin Precisions Corp......................................  3,639,635  2,072,341
#   Davicom Semiconductor, Inc..................................    611,888    386,926
#   Daxin Materials Corp........................................    427,200  1,344,473
#   De Licacy Industrial Co., Ltd...............................  2,191,407  1,466,446
#*  Delpha Construction Co., Ltd................................    847,931    439,008
    Depo Auto Parts Ind Co., Ltd................................    800,000  1,809,636
    Dimerco Data System Corp....................................    290,000    339,930
    Dimerco Express Corp........................................    828,000    531,723
#*  D-Link Corp.................................................  4,851,668  1,964,322
    Draytek Corp................................................    332,000    303,070
    Dyaco International, Inc....................................     35,000     39,598
#   DYNACOLOR, Inc..............................................    306,000    407,913
#*  Dynamic Electronics Co., Ltd................................  2,052,321    565,359
    Dynapack International Technology Corp......................  1,148,000  1,772,982

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
    E Ink Holdings, Inc.........................................  2,394,000 $2,564,751
    Eastern Media International Corp............................  3,692,511  1,613,843
#   ECOVE Environment Corp......................................    221,000  1,282,197
#*  Edimax Technology Co., Ltd..................................  1,489,108    458,339
*   Edison Opto Corp............................................    861,000    380,735
#   Edom Technology Co., Ltd....................................  1,255,968    544,963
#   eGalax_eMPIA Technology, Inc................................    397,131    534,091
#   Egis Technology, Inc........................................    597,000  4,016,829
    Elan Microelectronics Corp..................................  2,093,400  5,905,620
#*  E-Lead Electronic Co., Ltd..................................    507,942    285,891
*   Electric Power Technology, Ltd..............................    141,000    119,391
#   E-LIFE MALL Corp............................................    512,000  1,067,033
    Elite Advanced Laser Corp...................................  1,076,226  2,350,124
    Elite Material Co., Ltd.....................................  2,098,350  5,591,748
#   Elite Semiconductor Memory Technology, Inc..................  2,053,200  2,211,070
    Elitegroup Computer Systems Co., Ltd........................  2,721,254  1,106,636
#   eMemory Technology, Inc.....................................    523,000  5,065,644
#   Emerging Display Technologies Corp..........................    748,000    249,710
*   ENG Electric Co., Ltd.......................................  1,028,514    131,914
#   Ennoconn Corp...............................................    294,972  2,464,066
#   EnTie Commercial Bank Co., Ltd..............................  2,229,603    956,907
    Epileds Technologies, Inc...................................    607,000    301,662
#*  Episil Holdings, Inc........................................    867,000    597,822
#   Epistar Corp................................................  8,349,000  7,244,904
    Eslite Spectrum Corp. (The).................................     72,000    296,119
    Eson Precision Ind. Co., Ltd................................    525,000    510,769
    Eternal Materials Co., Ltd..................................  5,205,985  4,253,630
*   E-Ton Solar Tech Co., Ltd...................................  1,119,911    169,642
*   Etron Technology, Inc.......................................  3,017,000    923,741
    Eurocharm Holdings Co., Ltd.................................    275,000  1,107,306
*   Everest Textile Co., Ltd....................................  3,023,957  1,129,833
    Evergreen International Storage & Transport Corp............  4,083,000  1,801,040
    Everlight Chemical Industrial Corp..........................  3,499,606  1,861,261
#   Everlight Electronics Co., Ltd..............................  3,258,000  3,270,772
#*  Everspring Industry Co., Ltd................................  1,017,000    394,840
    Excellence Opto, Inc........................................     30,000     15,992
    Excelsior Medical Co., Ltd..................................    670,217  1,060,284
    EZconn Corp.................................................    346,000    443,394
    Far Eastern Department Stores, Ltd..........................  9,348,000  5,023,190
    Far Eastern International Bank.............................. 17,872,108  6,153,735
#   Faraday Technology Corp.....................................    590,305    854,573
#   Farglory F T Z Investment Holding Co., Ltd..................    485,000    293,349
    Farglory Land Development Co., Ltd..........................  2,383,000  2,913,489
#*  Federal Corp................................................  3,492,238  1,239,627
#   Feedback Technology Corp....................................    254,200    623,149
    Feng Hsin Steel Co., Ltd....................................  3,347,100  6,376,746
#*  First Copper Technology Co., Ltd............................  1,173,000    385,349
    First Hi-Tec Enterprise Co., Ltd............................    492,205    656,413
#   First Hotel.................................................  1,084,350    500,498
    First Insurance Co., Ltd. (The).............................  1,424,179    682,079
#*  First Steamship Co., Ltd....................................  4,110,424  1,442,825
*   FIT Holding Co., Ltd........................................    485,456    312,086
#   FLEXium Interconnect, Inc...................................  2,389,087  5,960,013
    Flytech Technology Co., Ltd.................................    826,309  1,978,279
#   FocalTech Systems Co., Ltd..................................  2,166,048  1,628,180
    Forest Water Environment Engineering Co., Ltd...............    329,133    626,147
    Formosa Advanced Technologies Co., Ltd......................  1,212,000  1,327,565
    Formosa International Hotels Corp...........................    422,329  1,878,995
#   Formosa Laboratories, Inc...................................    689,832    902,348

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
TAIWAN -- (Continued)
    Formosa Oilseed Processing Co., Ltd.........................   662,567 $1,580,949
#   Formosa Optical Technology Co., Ltd.........................   160,000    309,382
    Formosan Rubber Group, Inc.................................. 2,586,952  1,280,873
#   Formosan Union Chemical..................................... 2,529,193  1,247,258
#   Fortune Electric Co., Ltd................................... 1,047,078    747,583
    Founding Construction & Development Co., Ltd................ 1,138,623    600,373
#   Foxsemicon Integrated Technology, Inc.......................   488,027  2,264,529
#   Froch Enterprise Co., Ltd................................... 1,316,189    566,731
    FSP Technology, Inc......................................... 1,062,427    644,677
    Fulgent Sun International Holding Co., Ltd..................   677,033  1,313,840
    Fullerton Technology Co., Ltd...............................   668,600    418,366
#   Fulltech Fiber Glass Corp................................... 2,779,083  1,470,584
    Fwusow Industry Co., Ltd....................................   867,138    515,354
#   G Shank Enterprise Co., Ltd.................................   952,281    698,292
*   G Tech Optoelectronics Corp.................................   749,354    222,690
    Gallant Precision Machining Co., Ltd........................ 1,215,000    915,481
#   Gamania Digital Entertainment Co., Ltd......................   533,000  1,353,733
#   GCS Holdings, Inc...........................................   520,000    932,467
#   GEM Services, Inc...........................................   468,700  1,059,295
    Gemtek Technology Corp...................................... 2,674,219  2,183,847
    General Interface Solution Holding, Ltd.....................   526,000  1,848,320
#   General Plastic Industrial Co., Ltd.........................   410,357    436,954
#   Generalplus Technology, Inc.................................   380,000    432,990
*   Genesis Photonics, Inc......................................   364,976     23,074
    Genesys Logic, Inc..........................................   659,000    757,597
    Genius Electronic Optical Co., Ltd..........................   312,427  2,399,855
#*  Genmont Biotech, Inc........................................   299,000    257,060
    Genovate Biotechnology Co., Ltd.............................   256,000    237,024
#*  GeoVision, Inc..............................................   510,096    512,261
    Getac Technology Corp....................................... 2,870,360  4,317,602
    Giantplus Technology Co., Ltd............................... 2,350,900    741,018
#   Gigabyte Technology Co., Ltd................................ 4,135,800  5,522,599
#   Gigasolar Materials Corp....................................   187,880    537,660
#*  Gigastorage Corp............................................ 2,758,561    713,483
    Ginko International Co., Ltd................................   373,000  2,854,851
    Global Brands Manufacture, Ltd.............................. 2,233,359    964,960
#   Global Lighting Technologies, Inc...........................   605,000    632,713
    Global Mixed Mode Technology, Inc...........................   551,000  1,171,766
#   Global PMX Co., Ltd.........................................   278,000  1,183,317
#   Global Unichip Corp.........................................   638,000  4,309,691
    Globe Union Industrial Corp................................. 1,644,914    907,451
    Gloria Material Technology Corp............................. 4,017,547  2,442,968
*   GlycoNex, Inc...............................................   258,000    205,698
*   Gold Circuit Electronics, Ltd............................... 3,261,227  1,432,951
    Golden Friends Corp.........................................   250,600    472,823
    Goldsun Building Materials Co., Ltd......................... 9,458,722  2,697,056
    Good Way Technology Co., Ltd................................   175,000    244,894
    Good Will Instrument Co., Ltd...............................   355,869    306,047
    Grand Fortune Securities Co., Ltd........................... 1,666,000    445,628
#   Grand Ocean Retail Group, Ltd...............................   677,000    761,499
    Grand Pacific Petrochemical................................. 7,236,000  5,949,770
    Grand Plastic Technology Corp...............................   133,000    481,396
#   GrandTech CG Systems, Inc...................................   403,000    537,688
#   Grape King Bio, Ltd.........................................   764,000  5,198,038
#   Great China Metal Industry.................................. 1,134,000    916,442
    Great Taipei Gas Co., Ltd................................... 1,912,000  1,829,866
    Great Wall Enterprise Co., Ltd.............................. 4,143,868  4,725,721
    Greatek Electronics, Inc.................................... 2,192,000  2,930,347
*   Green Energy Technology, Inc................................ 1,570,850    287,913

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
    Green River Holding Co., Ltd................................    104,950 $  344,182
#   Green Seal Holding, Ltd.....................................    335,700    418,726
    GTM Holdings Corp...........................................    801,150    493,013
    Gudeng Precision Industrial Co., Ltd........................     44,000     47,994
#   Hannstar Board Corp.........................................  2,292,049  1,828,066
#   HannStar Display Corp....................................... 21,469,505  4,842,849
*   HannsTouch Solution, Inc....................................  4,039,805  1,066,829
    Hanpin Electron Co., Ltd....................................    430,000    506,879
#   Harvatek Corp...............................................  1,000,949    427,113
#   Hey Song Corp...............................................  2,037,750  1,989,648
    Hi-Clearance, Inc...........................................    185,000    607,388
#   Highlight Tech Corp.........................................    596,000    443,360
    HIM International Music, Inc................................    208,710    745,010
#   Hiroca Holdings, Ltd........................................    598,448  1,510,584
*   HiTi Digital, Inc...........................................    993,935    213,954
    Hitron Technology, Inc......................................  1,711,557  1,203,456
    Ho Tung Chemical Corp.......................................  6,928,684  1,468,884
    Hocheng Corp................................................  2,223,700    569,237
    Hold-Key Electric Wire & Cable Co., Ltd.....................    205,908     56,224
    Holiday Entertainment Co., Ltd..............................    572,800  1,214,677
    Holtek Semiconductor, Inc...................................  1,382,000  3,242,480
#   Holy Stone Enterprise Co., Ltd..............................  1,024,910  3,870,464
    Hong Pu Real Estate Development Co., Ltd....................  1,799,185  1,158,099
    Hong TAI Electric Industrial................................  1,589,000    504,490
    Hong YI Fiber Industry Co...................................  1,282,652    739,955
    Horizon Securities Co., Ltd.................................  2,827,000    576,658
#   Hota Industrial Manufacturing Co., Ltd......................  1,550,932  6,192,666
#   Hotron Precision Electronic Industrial Co., Ltd.............    429,466    602,964
#   Hsin Kuang Steel Co., Ltd...................................  1,975,443  2,093,195
    Hsin Yung Chien Co., Ltd....................................    256,100    698,522
    Hsing TA Cement Co..........................................    488,162    225,660
#   Hu Lane Associate, Inc......................................    616,866  1,817,998
    HUA ENG Wire & Cable Co., Ltd...............................  2,965,565    897,459
    Huaku Development Co., Ltd..................................  1,821,816  4,289,457
#   Huang Hsiang Construction Corp..............................    868,800    741,232
#   Hung Ching Development & Construction Co., Ltd..............  1,255,000  1,020,831
    Hung Sheng Construction, Ltd................................  4,300,080  3,973,212
    Huxen Corp..................................................    301,244    414,181
*   Hwa Fong Rubber Industrial Co., Ltd.........................  1,923,890    797,072
#   Hwacom Systems, Inc.........................................    442,000    199,354
    Ibase Technology, Inc.......................................    919,206  1,221,862
*   Ichia Technologies, Inc.....................................  2,327,000  1,039,111
#*  I-Chiun Precision Industry Co., Ltd.........................  1,337,313    399,982
#*  Ideal Bike Corp.............................................  1,305,734    349,906
    IEI Integration Corp........................................  1,366,388  1,591,677
    Infortrend Technology, Inc..................................  1,371,163    516,044
#   Info-Tek Corp...............................................    478,000    280,146
#   Innodisk Corp...............................................    462,864  1,627,638
#   Inpaq Technology Co., Ltd...................................    512,000    491,788
    Intai Technology Corp.......................................    252,000    785,000
#   Integrated Service Technology, Inc..........................    432,178    596,339
#   IntelliEPI, Inc.............................................    225,000    382,619
    International CSRC Investment Holdings Co...................  5,545,941  7,920,267
    International Games System Co., Ltd.........................    446,000  2,272,569
    Iron Force Industrial Co., Ltd..............................    379,393  1,057,492
    I-Sheng Electric Wire & Cable Co., Ltd......................    791,000  1,044,163
#   ITE Technology, Inc.........................................  1,158,095  1,279,298
#   ITEQ Corp...................................................  1,659,614  3,358,491
    Jarllytec Co., Ltd..........................................    392,000    857,528

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
    Jentech Precision Industrial Co., Ltd.......................    496,868 $1,392,439
    Jess-Link Products Co., Ltd.................................    815,925    711,061
#   Jih Lin Technology Co., Ltd.................................    324,000    728,197
    Jih Sun Financial Holdings Co., Ltd......................... 11,724,332  3,475,214
    Jinan Acetate Chemical Co., Ltd.............................     49,000    206,663
    Jinli Group Holdings, Ltd...................................  1,025,653    597,017
    Johnson Health Tech Co., Ltd................................    737,257    830,472
#   Jourdeness Group, Ltd.......................................    193,000    735,258
#   K Laser Technology, Inc.....................................  1,102,000    467,246
#   Kaimei Electronic Corp......................................    278,795    486,848
#   Kaori Heat Treatment Co., Ltd...............................    613,197    761,075
#   Kaulin Manufacturing Co., Ltd...............................    919,330    493,591
    KEE TAI Properties Co., Ltd.................................  2,783,473  1,110,858
    Kenda Rubber Industrial Co., Ltd............................  1,203,000  1,176,693
#   Kenmec Mechanical Engineering Co., Ltd......................  1,494,000    483,432
    Kerry TJ Logistics Co., Ltd.................................  1,641,000  2,009,697
    Key Ware Electronics Co., Ltd...............................    266,244     90,386
#   Kindom Construction Corp....................................  2,824,000  1,923,998
    King Chou Marine Technology Co., Ltd........................    503,920    653,215
    King Slide Works Co., Ltd...................................     50,000    560,571
    King Yuan Electronics Co., Ltd..............................  9,372,979  7,260,458
    Kingcan Holdings, Ltd.......................................    254,844    130,548
#   Kingpak Technology, Inc.....................................    217,117  1,334,414
    King's Town Bank Co., Ltd...................................  4,565,701  4,383,171
#   King's Town Construction Co., Ltd...........................    889,074    791,837
#   Kinik Co....................................................    858,000  1,618,247
#*  Kinko Optical Co., Ltd......................................    964,000    956,263
    Kinpo Electronics........................................... 10,076,157  3,688,310
#   Kinsus Interconnect Technology Corp.........................  2,318,000  3,422,473
    KMC Kuei Meng International, Inc............................    464,253  1,517,092
#   KNH Enterprise Co., Ltd.....................................    333,020    110,750
#   KS Terminals, Inc...........................................    964,482  1,413,689
    Kung Long Batteries Industrial Co., Ltd.....................    478,000  2,454,778
#   Kung Sing Engineering Corp..................................  2,084,000    569,490
*   Kuo Toong International Co., Ltd............................  1,787,511  1,337,893
    Kuoyang Construction Co., Ltd...............................  3,902,383  1,520,478
    Kwong Fong Industries Corp..................................    840,764    395,029
    Kwong Lung Enterprise Co., Ltd..............................    520,000    767,777
#   KYE Systems Corp............................................  1,869,672    580,280
    L&K Engineering Co., Ltd....................................  1,281,048  1,101,618
#   La Kaffa International Co., Ltd.............................    142,701    327,321
    LAN FA Textile..............................................  1,708,933    448,080
#   Land Mark Optoelectronics Corp..............................    469,300  4,087,172
    Lanner Electronics, Inc.....................................    772,626  1,523,505
    Laser Tek Taiwan Co., Ltd...................................    516,504    489,563
#   Laster Tech Corp., Ltd......................................    314,000    366,604
*   Leader Electronics, Inc.....................................    749,000    190,240
    Leadtrend Technology Corp...................................      3,086      2,127
#   Lealea Enterprise Co., Ltd..................................  5,816,892  1,919,204
    Ledlink Optics, Inc.........................................    325,300    281,708
    Ledtech Electronics Corp....................................    351,000     97,463
#   LEE CHI Enterprises Co., Ltd................................  1,386,000    448,915
#   Lelon Electronics Corp......................................    628,300    837,647
#   Lemtech Holdings Co., Ltd...................................    153,000    751,732
*   Leofoo Development Co., Ltd.................................  1,810,116    372,808
#   LES Enphants Co., Ltd.......................................  1,029,754    305,802
#   Lextar Electronics Corp.....................................  2,460,500  1,420,282
#   Li Cheng Enterprise Co., Ltd................................    593,506    818,514
*   Li Peng Enterprise Co., Ltd.................................  5,029,897  1,288,982

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
    Lian HWA Food Corp..........................................    600,625 $  755,142
    Lida Holdings, Ltd..........................................    341,000    672,784
*   Lien Chang Electronic Enter.................................    454,000    135,081
    Lien Hwa Industrial Corp....................................  4,981,587  4,929,406
    Lifestyle Global Enterprise, Inc............................    110,000    429,022
#   Lingsen Precision Industries, Ltd...........................  2,752,506    826,703
    Lion Travel Service Co., Ltd................................    291,000    834,626
    Lite-On Semiconductor Corp..................................  1,906,539  1,845,916
    Long Bon International Co., Ltd.............................  2,916,093  1,651,380
#   Long Chen Paper Co., Ltd....................................  4,510,693  2,265,973
#   Longwell Co.................................................    788,000  1,163,861
#   Lotes Co., Ltd..............................................    521,923  3,703,330
    Lu Hai Holding Corp.........................................    315,690    370,347
*   Lucky Cement Corp...........................................  1,645,000    401,801
    Lumax International Corp., Ltd..............................    647,592  1,393,770
    Lung Yen Life Service Corp..................................  1,275,000  2,446,359
#*  LuxNet Corp.................................................    677,153    507,730
#   Macauto Industrial Co., Ltd.................................    385,000  1,109,863
    Machvision, Inc.............................................    251,000  3,475,453
#   Macroblock, Inc.............................................    272,010    816,690
#   Macronix International...................................... 11,030,486  7,301,244
    Makalot Industrial Co., Ltd.................................  1,424,677  8,937,822
    Marketech International Corp................................    111,000    187,697
#   Materials Analysis Technology, Inc..........................    291,041    636,433
    Mayer Steel Pipe Corp.......................................    944,567    446,233
    Maywufa Co., Ltd............................................     69,322     28,691
#   Mechema Chemicals International Corp........................    236,000    566,980
#   Meiloon Industrial Co.......................................    974,730    632,078
    Mercuries & Associates Holding, Ltd.........................  3,100,696  1,754,029
*   Mercuries Life Insurance Co., Ltd...........................  9,460,820  3,435,414
#   Merry Electronics Co., Ltd..................................  1,308,220  6,863,349
*   Microbio Co., Ltd...........................................  2,912,607  1,399,890
#   Microelectronics Technology, Inc............................    367,655    250,742
    Mildef Crete, Inc...........................................    356,000    436,926
    MIN AIK Technology Co., Ltd.................................  1,087,452    553,712
#   Mirle Automation Corp.......................................  1,349,098  1,818,713
    Mitac Holdings Corp.........................................  5,239,403  4,767,578
#   Mobiletron Electronics Co., Ltd.............................    507,800    615,320
#   momo.com, Inc...............................................    241,000  1,798,585
#*  Mosel Vitelic, Inc..........................................    231,486    162,478
#*  Motech Industries, Inc......................................  3,745,731  1,111,131
#   MPI Corp....................................................    474,000    997,727
    Nak Sealing Technologies Corp...............................    402,954    926,581
    Namchow Holdings Co., Ltd...................................  1,306,000  2,392,868
#   Nan Kang Rubber Tire Co., Ltd...............................  4,181,952  3,609,305
#   Nan Liu Enterprise Co., Ltd.................................    309,000  1,606,194
    Nan Ren Lake Leisure Amusement Co., Ltd.....................    765,000    186,733
#   Nan Ya Printed Circuit Board Corp...........................  1,804,000  2,153,759
    Nang Kuang Pharmaceutical Co., Ltd..........................    449,000    436,233
#   Nantex Industry Co., Ltd....................................  2,142,606  2,060,033
#   National Petroleum Co., Ltd.................................    217,824    288,553
    Netronix, Inc...............................................    519,000    630,413
*   New Asia Construction & Development Corp....................    338,835     70,080
    New Best Wire Industrial Co., Ltd...........................    195,600    184,205
    New Era Electronics Co., Ltd................................    312,000    233,854
*   Newmax Technology Co., Ltd..................................      6,009     15,570
    Nexcom International Co., Ltd...............................    751,094    588,301
#   Nichidenbo Corp.............................................  1,161,417  2,038,898
#   Nien Hsing Textile Co., Ltd.................................    999,345    830,556

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES     VALUE>>
                                                                 --------- -----------
TAIWAN -- (Continued)
    Niko Semiconductor Co., Ltd.................................   374,000 $   432,884
#   Nishoku Technology, Inc.....................................   262,400     499,908
#   Nova Technology Corp........................................    70,000     324,376
#   Nuvoton Technology Corp.....................................   699,000   1,075,689
    O-Bank Co., Ltd............................................. 1,188,000     303,478
#*  Ocean Plastics Co., Ltd..................................... 1,107,200     933,645
#   On-Bright Electronics, Inc..................................   237,052   1,354,604
#   OptoTech Corp............................................... 3,230,358   1,958,347
    Orient Europharma Co., Ltd..................................   321,000     573,203
*   Orient Semiconductor Electronics, Ltd....................... 3,560,599   1,425,516
    Oriental Union Chemical Corp................................ 5,088,267   4,409,839
    O-TA Precision Industry Co., Ltd............................   111,227      67,274
    Pacific Construction Co..................................... 1,868,921     690,251
    Pacific Hospital Supply Co., Ltd............................   420,000   1,039,481
#   Paiho Shih Holdings Corp....................................   999,820   1,383,522
#*  Pan Jit International, Inc.................................. 2,371,541   2,297,678
#   Pan-International Industrial Corp........................... 3,108,747   1,960,439
    Pao long International Co., Ltd.............................   436,000     213,476
#   Parade Technologies, Ltd....................................   409,401   6,795,265
#*  Paragon Technologies Co., Ltd...............................   480,246     246,466
    Parpro Corp.................................................   218,000     225,152
*   PChome Online, Inc..........................................    64,676     289,209
#   PCL Technologies, Inc.......................................   276,040     782,037
    P-Duke Technology Co., Ltd..................................   308,500     803,456
    PharmaEngine, Inc...........................................   453,581   1,585,029
#   Pharmally International Holding Co., Ltd....................   285,452   1,629,806
#*  Phihong Technology Co., Ltd................................. 2,365,401     785,769
    Phoenix Tours International, Inc............................   299,450     352,210
*   Pili International Multimedia Co., Ltd......................    38,500      56,418
    Pixart Imaging, Inc.........................................   892,150   2,727,335
    Planet Technology Corp......................................   190,000     366,505
    Plastron Precision Co., Ltd.................................   551,462     263,443
#   Plotech Co., Ltd............................................   684,000     389,208
    Polytronics Technology Corp.................................   396,027     733,983
#   Posiflex Technology, Inc....................................   358,457   1,251,817
    Power Wind Health Industry, Inc.............................   147,282     818,124
#   Poya International Co., Ltd.................................   352,098   3,575,634
    President Securities Corp................................... 6,671,524   2,888,634
    Primax Electronics, Ltd..................................... 2,988,000   5,010,085
*   Prime Electronics & Satellitics, Inc........................   102,822      16,783
    Prince Housing & Development Corp........................... 9,047,644   3,205,635
#*  Princeton Technology Corp................................... 1,016,000     221,416
    Pro Hawk Corp...............................................   122,000     531,482
    Promate Electronic Co., Ltd................................. 1,227,000   1,151,131
*   Promise Technology, Inc..................................... 1,094,286     288,554
#   Prosperity Dielectrics Co., Ltd.............................   708,559   1,493,773
    P-Two Industries, Inc.......................................   221,000     161,200
    Qisda Corp.................................................. 3,314,900   2,140,206
    QST International Corp......................................   407,000   1,074,920
    Qualipoly Chemical Corp.....................................   679,048     594,680
#   Quang Viet Enterprise Co., Ltd..............................   114,000     439,034
#   Quanta Storage, Inc......................................... 1,534,000   1,548,467
    Quintain Steel Co., Ltd..................................... 1,760,823     466,142
#   Radiant Opto-Electronics Corp............................... 3,733,000  10,710,801
*   Radium Life Tech Co., Ltd................................... 5,207,100   2,429,635
#   Rafael Microelectronics, Inc................................   165,000     806,399
#   Rechi Precision Co., Ltd.................................... 2,569,181   2,236,507
    Rexon Industrial Corp., Ltd.................................    81,000     239,140
    Rich Development Co., Ltd................................... 4,476,036   1,329,202

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
#   RichWave Technology Corp....................................    339,900 $  570,800
*   Right WAY Industrial Co., Ltd...............................     96,000     67,304
*   Ritek Corp..................................................  8,617,924  3,119,143
#*  Roo Hsing Co., Ltd..........................................  5,236,000  2,514,425
#*  Rotam Global Agrosciences, Ltd..............................    497,268    303,649
#   Ruentex Engineering & Construction Co.......................    208,000    356,747
    Run Long Construction Co., Ltd..............................    134,000    250,201
#   Sagittarius Life Science Corp...............................    156,889    251,666
#   Samebest Co., Ltd...........................................    166,400    782,698
    Sampo Corp..................................................  2,773,861  1,291,722
#   San Fang Chemical Industry Co., Ltd.........................  1,333,647  1,056,954
    San Far Property, Ltd.......................................    133,300     54,717
#   San Shing Fastech Corp......................................    794,875  1,369,921
    Sanitar Co., Ltd............................................    311,000    372,292
#   Sanyang Motor Co., Ltd......................................  4,189,628  2,767,233
#   SCI Pharmtech, Inc..........................................    449,395  1,092,676
    Scientech Corp..............................................    357,000    791,400
#   SDI Corp....................................................    929,000  2,314,393
    Sea Sonic Electronics Co., Ltd..............................     45,000     45,011
#   Senao International Co., Ltd................................    813,541    920,375
    Senao Networks, Inc.........................................    213,000    743,162
#   Sercomm Corp................................................  1,721,000  3,643,511
    Sesoda Corp.................................................  1,326,712  1,131,574
    Shan-Loong Transportation Co., Ltd..........................    558,000    533,767
#   Sharehope Medicine Co., Ltd.................................    773,107    686,061
    Sheng Yu Steel Co., Ltd.....................................    867,980    551,200
#   ShenMao Technology, Inc.....................................    604,891    383,466
    Shieh Yih Machinery Industry Co., Ltd.......................    166,000     63,318
#   Shih Her Technologies, Inc..................................    360,000    405,427
*   Shih Wei Navigation Co., Ltd................................  2,023,384    482,489
#   Shihlin Electric & Engineering Corp.........................  1,745,000  2,302,725
    Shin Hai Gas Corp...........................................      1,245      1,619
    Shin Kong Financial Holding Co., Ltd........................      1,000        287
    Shin Zu Shing Co., Ltd......................................  1,281,144  3,764,407
    Shinih Enterprise Co., Ltd..................................     71,000     37,494
*   Shining Building Business Co., Ltd..........................  2,954,272  1,003,413
    Shinkong Insurance Co., Ltd.................................  1,471,131  1,718,223
    Shinkong Synthetic Fibers Corp.............................. 10,308,395  3,999,191
#   Shinkong Textile Co., Ltd...................................    979,542  1,351,136
    Shiny Chemical Industrial Co., Ltd..........................    509,031  1,398,331
#*  Shuttle, Inc................................................  2,436,152    948,436
    Sigurd Microelectronics Corp................................  2,925,974  2,741,608
#*  Silicon Integrated Systems Corp.............................  3,569,887  1,051,228
*   Silitech Technology Corp....................................    994,774    411,815
    Simplo Technology Co., Ltd..................................  1,286,800  9,448,284
    Sinbon Electronics Co., Ltd.................................  1,611,813  4,512,214
    Sincere Navigation Corp.....................................  2,547,786  1,272,648
    Single Well Industrial Corp.................................    296,916    162,587
    Sinher Technology, Inc......................................    332,000    520,493
    Sinmag Equipment Corp.......................................    314,056  1,271,999
    Sinon Corp..................................................  3,065,510  1,686,691
#   Sinphar Pharmaceutical Co., Ltd.............................  1,128,938    738,874
    Sinyi Realty Co.............................................  1,679,660  1,714,955
    Sirtec International Co., Ltd...............................    765,600    622,587
    Sitronix Technology Corp....................................    901,879  3,303,386
    Siward Crystal Technology Co., Ltd..........................  1,230,000    716,581
    Soft-World International Corp...............................    817,000  1,855,234
#*  Solar Applied Materials Technology Co.......................  1,518,846    956,228
    Solomon Technology Corp.....................................    869,000    526,894

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
TAIWAN -- (Continued)
    Solteam Electronics Co., Ltd................................    484,034 $  422,591
#   Song Shang Electronics Co., Ltd.............................    672,840    347,196
#   Sonix Technology Co., Ltd...................................  1,094,000  1,027,853
    Southeast Cement Co., Ltd...................................  1,053,700    563,374
*   Speed Tech Corp.............................................    311,000    611,488
#   Spirox Corp.................................................    667,824    573,864
    Sporton International, Inc..................................    516,192  2,797,767
#   St Shine Optical Co., Ltd...................................    237,000  4,446,411
    Standard Chemical & Pharmaceutical Co., Ltd.................    904,571    934,434
#   Stark Technology, Inc.......................................    787,688  1,059,733
#   Sun Race Sturmey-Archer, Inc................................    253,000    285,956
    Sun Yad Construction Co., Ltd...............................     90,000     36,323
    Sunjuice Holdings Co., Ltd..................................     72,000    379,560
#   Sunko INK Co., Ltd..........................................    865,000    279,644
    Sunny Friend Environmental Technology Co., Ltd..............    536,000  4,362,640
#   Sunonwealth Electric Machine Industry Co., Ltd..............  1,471,487  1,832,430
    Sunplus Technology Co., Ltd.................................  4,002,000  1,535,150
    Sunrex Technology Corp......................................    916,612    529,936
    Sunspring Metal Corp........................................    800,000    843,440
*   Sunty Development Co., Ltd..................................     42,000     15,689
    Supreme Electronics Co., Ltd................................  2,838,508  2,740,760
#   Swancor Holding Co., Ltd....................................    429,206  1,276,408
#   Sweeten Real Estate Development Co., Ltd....................    559,874    394,403
#   Symtek Automation Asia Co., Ltd.............................    305,172    598,823
    Syncmold Enterprise Corp....................................    894,750  2,038,381
#   Synmosa Biopharma Corp......................................    642,166    582,527
#   Sysage Technology Co., Ltd..................................    762,583    771,382
*   Sysgration..................................................    945,256    195,855
    Systex Corp.................................................  1,405,388  2,975,268
    T3EX Global Holdings Corp...................................    759,117    624,840
    TA Chen Stainless Pipe......................................  1,821,251  2,651,309
#   Ta Liang Technology Co., Ltd................................    409,000    537,826
#   Ta Ya Electric Wire & Cable.................................  4,420,306  1,490,655
    Ta Yih Industrial Co., Ltd..................................    219,000    379,317
    Tah Hsin Industrial Corp....................................    439,600    389,998
    TAI Roun Products Co., Ltd..................................    201,000     69,574
#   TA-I Technology Co., Ltd....................................    866,718  1,527,290
*   Tai Tung Communication Co., Ltd.............................    604,197    378,207
    Taichung Commercial Bank Co., Ltd........................... 18,145,234  6,238,532
    TaiDoc Technology Corp......................................    374,470  2,268,629
    Taiflex Scientific Co., Ltd.................................  1,614,340  1,954,696
#   Taimide Tech, Inc...........................................    742,250  1,188,697
#   Tainan Enterprises Co., Ltd.................................    885,370    516,063
    Tainan Spinning Co., Ltd....................................  9,543,044  3,768,603
#*  Tainergy Tech Co., Ltd......................................  1,582,000    276,253
    Tainet Communication System Corp............................     66,000    134,080
#   Tai-Saw Technology Co., Ltd.................................    235,120    145,739
#   Taisun Enterprise Co., Ltd..................................  2,399,648  1,398,471
#*  Taita Chemical Co., Ltd.....................................  1,430,951    470,553
#   Taiwan Chinsan Electronic Industrial Co., Ltd...............    670,935    822,073
    Taiwan Cogeneration Corp....................................  2,747,566  2,303,664
    Taiwan Fire & Marine Insurance Co., Ltd.....................  1,356,338    873,347
    Taiwan FU Hsing Industrial Co., Ltd.........................  1,173,000  1,349,183
    Taiwan Hon Chuan Enterprise Co., Ltd........................  2,220,468  3,623,231
    Taiwan Hopax Chemicals Manufacturing Co., Ltd...............  1,321,120    815,531
*   Taiwan IC Packaging Corp....................................    106,000     17,362
*   Taiwan Land Development Corp................................  6,444,991  1,735,247
#*  Taiwan Line Tek Electronic..................................    644,306    577,429
    Taiwan Navigation Co., Ltd..................................  1,468,777    851,406

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  SHARES    VALUE>>
                                                                 --------- ----------
TAIWAN -- (Continued)
    Taiwan Optical Platform Co., Ltd............................     9,453 $   34,377
#   Taiwan Paiho, Ltd........................................... 1,991,287  4,553,026
    Taiwan PCB Techvest Co., Ltd................................ 2,089,238  2,093,104
#*  Taiwan Prosperity Chemical Corp.............................   457,000    338,212
#   Taiwan Pulp & Paper Corp.................................... 2,174,980  1,348,007
#   Taiwan Sakura Corp.......................................... 1,477,803  1,840,100
    Taiwan Sanyo Electric Co., Ltd..............................   417,400    315,888
    Taiwan Semiconductor Co., Ltd............................... 1,582,000  2,968,575
    Taiwan Shin Kong Security Co., Ltd.......................... 1,728,710  2,145,133
    Taiwan Styrene Monomer...................................... 3,812,209  3,029,915
    Taiwan Surface Mounting Technology Corp..................... 2,239,388  3,419,203
    Taiwan Taxi Co., Ltd........................................    58,800    116,404
#   Taiwan TEA Corp............................................. 5,442,897  2,817,679
#   Taiwan Union Technology Corp................................ 1,612,000  5,099,994
#   Taiyen Biotech Co., Ltd.....................................   818,883    822,126
*   Tatung Co., Ltd............................................. 4,369,015  3,900,392
    Tayih Lun An Co., Ltd.......................................   315,890    215,859
    TCI Co., Ltd................................................   370,826  5,449,016
    Te Chang Construction Co., Ltd..............................   334,206    305,126
#   Teapo Electronic Corp.......................................   558,000    786,719
    Tehmag Foods Corp...........................................   154,800  1,014,627
    Ten Ren Tea Co., Ltd........................................   164,980    205,138
#   Test Research, Inc.......................................... 1,233,820  1,974,446
    Test-Rite International Co., Ltd............................ 2,134,495  1,567,614
*   Tex-Ray Industrial Co., Ltd.................................   803,000    245,540
#   Thinking Electronic Industrial Co., Ltd.....................   629,204  1,625,442
#   Thye Ming Industrial Co., Ltd............................... 1,178,669  1,230,471
    T-Mac Techvest PCB Co., Ltd.................................   329,000    165,970
#   Ton Yi Industrial Corp...................................... 5,537,644  2,353,288
#   Tong Hsing Electronic Industries, Ltd....................... 1,176,963  4,325,770
#   Tong Yang Industry Co., Ltd................................. 3,342,741  4,282,643
*   Tong-Tai Machine & Tool Co., Ltd............................ 1,557,892    916,901
#   TOPBI International Holdings, Ltd...........................   364,464    959,374
#   Topco Scientific Co., Ltd................................... 1,403,087  3,284,321
    Topco Technologies Corp.....................................   276,720    614,806
    Topkey Corp.................................................    73,000    322,386
    Topoint Technology Co., Ltd................................. 1,034,898    625,673
    Toung Loong Textile Manufacturing...........................   694,000    862,959
#   TPK Holding Co., Ltd........................................ 2,736,000  4,620,199
#   Trade-Van Information Services Co...........................   245,000    263,689
    Transart Graphics Co., Ltd..................................    18,000     30,831
#   Transcend Information, Inc.................................. 1,029,000  2,241,672
*   TrueLight Corp..............................................   152,100    181,066
#   Tsang Yow Industrial Co., Ltd...............................   571,000    344,069
    Tsann Kuen Enterprise Co., Ltd..............................   357,686    238,746
#   TSC Auto ID Technology Co., Ltd.............................   185,700  1,451,980
*   TSEC Corp................................................... 3,019,205    645,515
    TSRC Corp................................................... 4,903,200  4,502,662
#   Ttet Union Corp.............................................   300,000    979,208
    TTFB Co., Ltd...............................................    71,000    556,469
    TTY Biopharm Co., Ltd....................................... 1,767,979  4,642,643
    Tul Corp....................................................   101,200    195,137
#   Tung Ho Steel Enterprise Corp............................... 6,639,000  4,281,256
#   Tung Thih Electronic Co., Ltd...............................   466,600    983,690
#   TURVO International Co., Ltd................................   491,922  1,191,476
*   TWi Pharmaceuticals, Inc....................................   319,000    632,592
    TXC Corp.................................................... 2,416,053  2,678,511
#   TYC Brother Industrial Co., Ltd............................. 1,595,980  1,263,538
#*  Tycoons Group Enterprise.................................... 2,822,767    637,549

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Tyntek Corp.................................................  2,372,039 $ 1,352,367
    UDE Corp....................................................    486,000     429,006
    Ultra Chip, Inc.............................................    463,000     569,005
    U-Ming Marine Transport Corp................................  3,747,000   3,744,435
    Unimicron Technology Corp................................... 10,285,000   7,694,820
#   Union Bank Of Taiwan........................................  8,021,693   2,614,724
    Union Insurance Co., Ltd....................................    467,660     299,253
    Unitech Computer Co., Ltd...................................    684,804     430,838
#   Unitech Printed Circuit Board Corp..........................  4,549,937   2,296,763
    United Integrated Services Co., Ltd.........................  1,477,951   4,569,091
#   United Orthopedic Corp......................................    684,935     982,420
    United Radiant Technology...................................    735,000     453,248
#*  United Renewable Energy Co., Ltd............................ 14,637,403   3,995,354
*   Unity Opto Technology Co., Ltd..............................  2,760,500     783,633
    Univacco Technology, Inc....................................     32,000      21,154
    Universal Cement Corp.......................................  2,965,433   1,871,764
*   Universal Microelectronics Co., Ltd.........................     29,000      22,685
#   Universal Microwave Technology, Inc.........................    350,526     919,808
#*  Unizyx Holding Corp.........................................  2,706,430   1,212,097
    UPC Technology Corp.........................................  7,051,611   2,850,088
#   Userjoy Technology Co., Ltd.................................    247,487     517,163
    USI Corp....................................................  7,076,156   2,770,026
    Usun Technology Co., Ltd....................................    354,200     397,573
#   Utechzone Co., Ltd..........................................    455,000     945,255
#   Ve Wong Corp................................................    660,696     561,257
#   VHQ Media Holdings, Ltd.....................................    170,000     923,326
    Victory New Materials, Ltd. Co..............................    877,120     515,503
#   Visual Photonics Epitaxy Co., Ltd...........................  1,351,772   3,046,493
    Vivotek, Inc................................................    180,200     602,259
#   Wafer Works Corp............................................  2,723,548   3,110,544
#   Waffer Technology Co., Ltd..................................    780,000     451,826
*   Wah Hong Industrial Corp....................................    144,021      90,485
    Wah Lee Industrial Corp.....................................  1,277,000   2,099,308
#   Walsin Technology Corp......................................  2,159,793  12,496,591
#   Walton Advanced Engineering, Inc............................  2,391,197     880,928
    WAN HWA Enterprise Co.......................................    781,238     326,682
    Waterland Financial Holdings Co., Ltd....................... 16,058,982   5,204,378
#*  Ways Technical Corp., Ltd...................................    189,000     195,838
*   Wei Chuan Foods Corp........................................  1,088,000     756,474
    Weikeng Industrial Co., Ltd.................................  2,156,515   1,363,715
    Well Shin Technology Co., Ltd...............................    700,000   1,190,097
    Weltrend Semiconductor......................................    182,000     144,643
#*  Wha Yu Industrial Co., Ltd..................................    301,000     171,833
    Wholetech System Hitech, Ltd................................    194,000     185,453
#   Winmate, Inc................................................    230,000     389,221
    Winstek Semiconductor Co., Ltd..............................    469,000     356,235
    Wintek Corp.................................................  5,447,000      60,832
    Wisdom Marine Lines Co., Ltd................................  2,801,953   2,671,807
#   Wisechip Semiconductor, Inc.................................    137,302     203,405
    Wistron NeWeb Corp..........................................  2,262,155   5,610,636
    Wowprime Corp...............................................    508,000   1,350,028
    WT Microelectronics Co., Ltd................................  3,725,450   4,992,888
*   WUS Printed Circuit Co., Ltd................................  1,780,700     948,630
    XAC Automation Corp.........................................    539,000     426,242
    XPEC Entertainment, Inc.....................................    192,135      15,510
    Xxentria Technology Materials Corp..........................  1,045,207   2,485,000
*   Yang Ming Marine Transport Corp.............................  8,849,981   2,599,452
#   YC Co., Ltd.................................................  3,174,453   1,399,449
    YC INOX Co., Ltd............................................  2,638,388   2,169,715

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES       VALUE>>
                                                                 ----------- --------------
TAIWAN -- (Continued)
#   YCC Parts Manufacturing Co., Ltd............................     204,000 $      233,483
    Yea Shin International Development Co., Ltd.................     860,076        450,680
#   Yeong Guan Energy Technology Group Co., Ltd.................     821,929      1,783,472
    YFC-Boneagle Electric Co., Ltd..............................     751,000        659,805
#   YFY, Inc....................................................  11,013,212      4,169,177
#   Yi Jinn Industrial Co., Ltd.................................   1,676,284        709,487
#   Yieh Phui Enterprise Co., Ltd...............................   9,563,833      3,140,563
    Ying Han Technology Co., Ltd................................      73,000         85,696
    Yonyu Plastics Co., Ltd.....................................     497,600        590,134
#   Young Fast Optoelectronics Co., Ltd.........................     905,872        458,806
#   Youngtek Electronics Corp...................................     903,666      1,251,231
    Yuanta Futures Co., Ltd.....................................     292,000        430,084
    Yulon Finance Corp..........................................     824,480      2,730,967
#   Yulon Motor Co., Ltd........................................   4,305,000      2,591,517
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.............     466,869      1,103,741
    Yungshin Construction & Development Co., Ltd................     690,000        723,316
    YungShin Global Holding Corp................................   1,491,015      1,958,317
    Yungtay Engineering Co., Ltd................................   2,989,000      5,845,800
    Yusin Holding Corp..........................................       6,000         13,768
    Zeng Hsing Industrial Co., Ltd..............................     433,107      1,975,615
#   Zenitron Corp...............................................   1,445,000      1,020,667
#   Zero One Technology Co., Ltd................................     764,000        511,651
    Zig Sheng Industrial Co., Ltd...............................   3,607,732      1,073,757
#   Zinwell Corp................................................   2,343,586      1,553,906
    Zippy Technology Corp.......................................     958,948      1,037,473
    ZongTai Real Estate Development Co., Ltd....................   1,308,849        810,852
                                                                             --------------
TOTAL TAIWAN....................................................              1,180,810,270
                                                                             --------------
THAILAND -- (3.6%)
    AAPICO Hitech PCL...........................................      32,300         22,951
    AAPICO Hitech PCL...........................................   1,013,740        720,334
    Advanced Information Technology PCL.........................     660,000        426,726
    AEON Thana Sinsap Thailand PCL..............................     502,900      2,849,109
    AEON Thana Sinsap Thailand PCL..............................      74,500        422,069
    After You PCL...............................................   1,665,500        429,136
    AJ Plast PCL................................................   1,497,588        388,268
*   Amarin Printing & Publishing PCL............................     415,000         66,416
    Amata Corp. PCL.............................................   5,216,610      3,756,861
    Amata VN PCL................................................     291,900         45,968
    Ananda Development PCL......................................  16,799,800      1,914,293
    AP Thailand PCL.............................................  12,540,116      2,809,660
    Asia Aviation PCL...........................................  13,800,800      1,890,611
    Asia Plus Group Holdings PCL................................   9,245,000        988,343
    Asia Sermkij Leasing PCL....................................   1,092,200        856,490
    Asian Insulators PCL........................................  12,731,600         94,746
    Asian Phytoceuticals PCL....................................     139,443         19,103
    Asian Seafoods Coldstorage PCL..............................   1,040,400        286,387
    Bangchak Corp. PCL..........................................   2,893,900      2,987,222
    Bangkok Airways PCL.........................................   6,560,200      2,561,717
    Bangkok Aviation Fuel Services PCL..........................   1,881,546      2,017,502
    Bangkok Chain Hospital PCL..................................  13,138,337      6,854,602
    Bangkok Insurance PCL.......................................     183,981      1,949,195
    Bangkok Land PCL............................................ 102,591,870      5,516,663
    Bangkok Ranch PCL...........................................   4,475,000        598,720
    BCPG PCL....................................................   1,311,600        705,285
    Beauty Community PCL........................................  20,407,600      5,062,300
*   BEC World PCL...............................................   9,033,748      1,575,864
    Better World Green PCL......................................  12,511,800        496,587
    Big Camera Corp. PCL........................................  12,506,400        560,421

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
THAILAND -- (Continued)
*   BJC Heavy Industries PCL....................................  3,479,500 $  213,832
    Buriram Sugar PCL...........................................  1,978,400    398,941
    Cal-Comp Electronics Thailand PCL........................... 17,045,744    927,511
    Central Plaza Hotel PCL.....................................    444,000    611,091
    CH Karnchang PCL............................................  4,061,800  3,347,727
    Charoong Thai Wire & Cable PCL..............................    967,100    249,185
    Christiani & Nielsen Thai...................................  2,165,300    148,315
    Chularat Hospital PCL....................................... 50,350,900  3,287,696
*   CIMB Thai Bank PCL..........................................  7,604,900    189,864
    CK Power PCL................................................ 22,534,990  3,476,631
    COL PCL.....................................................    226,700    174,147
    Com7 PCL....................................................  3,044,500  1,481,200
*   Country Group Development PCL............................... 23,786,000    982,122
    Country Group Holdings PCL..................................  8,622,100    270,454
*   Demco PCL...................................................    854,100     84,747
    Dhipaya Insurance PCL.......................................  2,323,800  1,703,289
    Diamond Building Products PCL...............................  1,389,700    244,646
    Dusit Thani PCL.............................................    114,500     37,382
    Dynasty Ceramic PCL......................................... 23,996,680  1,612,964
    Eastern Polymer Group PCL, Class F..........................  8,262,700  1,983,524
    Eastern Printing PCL........................................    745,308     71,567
    Eastern Water Resources Development and Management PCL,
      Class F...................................................  4,636,900  1,602,897
*   Energy Earth PCL............................................  4,765,400     41,763
    Erawan Group PCL (The)...................................... 14,852,570  3,446,623
    Esso Thailand PCL...........................................  8,834,400  3,082,178
    Forth Corp. PCL.............................................  2,232,900    460,981
    Forth Smart Service PCL.....................................  2,541,300    589,723
    Fortune Parts Industry PCL..................................  2,658,200    156,552
*   G J Steel PCL............................................... 16,722,780     69,583
    GFPT PCL....................................................  4,743,500  2,201,512
    Global Green Chemicals PCL, Class F.........................  1,292,900    438,657
*   GMM Grammy PCL..............................................    121,460     26,047
    Golden Land Property Development PCL........................  9,715,830  2,285,712
*   Group Lease PCL.............................................    132,500     35,200
    Gunkul Engineering PCL......................................  1,582,400    158,025
    Haad Thip PCL...............................................     16,600      8,023
    Hana Microelectronics PCL...................................  4,920,796  5,433,863
    ICC International PCL.......................................    204,600    263,588
    Ichitan Group PCL...........................................  4,239,400    464,071
*   Inter Far East Energy Corp..................................  4,679,700     87,071
    Interhides PCL..............................................  1,057,300    280,886
    Interlink Communication PCL.................................  1,498,100    226,327
*   International Engineering PCL............................... 39,494,487      4,804
*   Italian-Thai Development PCL................................ 15,994,527  1,310,586
    Jasmine International PCL................................... 27,614,600  4,507,785
    Jay Mart PCL................................................  2,350,195    481,436
    JMT Network Services PCL....................................  1,576,100    615,457
    Jubilee Enterprise PCL......................................     24,700     12,808
    JWD Infologistics PCL.......................................  3,493,300    849,775
    Kang Yong Electric PCL......................................      5,000     62,895
    Karmarts PCL................................................  3,249,300    395,210
    KCE Electronics PCL.........................................  4,713,600  3,960,375
    KGI Securities Thailand PCL.................................  8,198,300  1,222,824
    Khon Kaen Sugar Industry PCL................................ 15,072,837  1,534,180
*   Khonburi Sugar PCL..........................................    138,500     18,619
    Lam Soon Thailand PCL.......................................  1,383,900    186,927
    Lanna Resources PCL.........................................  1,833,750    721,937
    LH Financial Group PCL...................................... 47,798,739  2,187,795
    Loxley PCL..................................................  7,932,176    469,698

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES    VALUE>>
                                                                 ---------- ----------
THAILAND -- (Continued)
    LPN Development PCL.........................................    136,400 $   30,779
    LPN Development PCL.........................................  7,112,503  1,604,966
    Major Cineplex Group PCL....................................  4,060,300  3,067,075
    Malee Group PCL.............................................    531,200    163,224
    Master Ad PCL...............................................  1,594,900     79,637
    Maybank Kim Eng Securities Thailand PCL.....................  1,203,300    404,406
    MBK PCL.....................................................  7,295,500  4,600,187
    MC Group PCL................................................  3,517,900  1,120,368
*   MCOT PCL....................................................  2,506,000    725,912
    MCS Steel PCL...............................................  1,667,900    371,030
    Mega Lifesciences PCL.......................................  3,554,100  3,725,591
    Millcon Steel PCL...........................................  3,315,133    142,187
    Modernform Group PCL........................................  2,292,900    273,012
    Mono Technology PCL......................................... 13,261,800    844,714
    Muang Thai Insurance PCL....................................     61,288    194,207
    Muramoto Electron Thailand PCL..............................     14,000     95,895
    Namyong Terminal PCL........................................  4,469,000    736,668
*   Nation Multimedia Group PCL.................................  8,825,500     90,395
    Netbay PCL..................................................    597,100    501,684
    Nirvana Daii PCL............................................    206,600     21,029
    Origin Property PCL, Class F................................  4,290,950  1,016,341
    Padaeng Industry PCL........................................    937,800    387,217
    PCS Machine Group Holding PCL...............................  2,646,100    601,338
    Plan B Media Pcl, Class F................................... 11,533,000  2,288,697
    Platinum Group PCL (The)....................................  3,146,000    740,117
    Polyplex Thailand PCL.......................................  3,951,550  1,758,071
*   Power Solution Technologies PCL.............................  4,933,700    104,225
*   Precious Shipping PCL.......................................  7,182,500  1,885,140
    Premier Marketing PCL.......................................  2,653,000    751,510
*   Principal Capital PCL.......................................  1,296,400    184,237
    Property Perfect PCL........................................ 41,392,900  1,020,166
    Pruksa Holding PCL..........................................  4,416,900  2,516,470
    PTG Energy PCL..............................................  5,954,100  1,982,000
    Pylon PCL...................................................  1,256,200    261,352
    Quality Houses PCL.......................................... 52,682,926  4,991,325
    Raimon Land PCL............................................. 12,932,100    546,383
    Rajthanee Hospital PCL......................................    138,900     84,471
    Ratchthani Leasing PCL...................................... 11,089,550  2,466,908
    Regional Container Lines PCL................................  3,754,500    572,023
    Rojana Industrial Park PCL..................................  8,117,854  1,377,119
    RS PCL......................................................  4,105,900  2,089,583
    S 11 Group PCL..............................................  1,096,300    247,385
    Sabina PCL..................................................     88,800     78,873
    Saha Pathana Inter-Holding PCL..............................    699,100  1,566,360
    Sahamitr Pressure Container PCL.............................     57,000     21,893
    Saha-Union PCL..............................................    859,300  1,278,945
    Sahaviriya Steel Industries PCL............................. 87,225,900     26,244
    Samart Corp. PCL............................................  3,732,800    800,504
*   Samart Digital Public Co., Ltd.............................. 11,993,100    142,032
    Samart Telcoms PCL..........................................  2,020,600    446,256
    Sansiri PCL................................................. 69,366,810  2,997,366
    Sappe PCL...................................................  1,610,700    912,520
    SC Asset Corp. PCL.......................................... 19,009,315  1,764,488
    Scan Inter PCL..............................................  4,115,100    545,299
*   SCG Ceramics PCL............................................  4,998,929    345,609
    SEAFCO PCL..................................................  3,048,820    805,082
    Sena Development PCL........................................  2,172,733    244,795
    Siam Future Development PCL.................................  9,938,773  2,465,407
    Siam Wellness Group Pcl.....................................  2,230,400  1,006,598

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ----------- ----------
THAILAND -- (Continued)
    Siamgas & Petrochemicals PCL................................   8,004,500 $2,690,158
*   Singha Estate PCL...........................................  25,426,854  2,750,829
    SNC Former PCL..............................................     241,600    109,036
    Somboon Advance Technology PCL..............................   2,220,437  1,336,136
    SPCG PCL....................................................   3,350,500  2,037,593
    Sri Ayudhya Capital PCL.....................................     328,200    422,823
    Sri Trang Agro-Industry PCL.................................   8,027,708  3,905,615
    Sriracha Construction PCL...................................     830,400    297,687
    Srisawad Corp. PCL..........................................   4,422,500  6,900,756
    Srisawad Finance PCL........................................     409,295    275,112
    Srithai Superware PCL.......................................  10,347,100    394,112
    Srivichai Vejvivat PCL......................................      48,000     10,601
    Star Petroleum Refining PCL.................................     424,200    147,996
*   Stars Microelectronics Thailand PCL.........................   1,785,100    110,846
*   STP & I PCL.................................................   7,297,364  1,041,730
*   Sub Sri Thai PCL............................................      92,930     12,671
    Supalai PCL.................................................   7,719,691  4,768,826
*   Super Energy Corp. PCL...................................... 104,764,200  1,944,890
    Susco PCL...................................................   1,179,500    100,423
    SVI PCL.....................................................  12,855,000  2,160,158
*   Symphony Communication PCL..................................     255,405     40,711
    Synergetic Auto Performance Co., Ltd........................   1,851,600    216,911
    Synnex Thailand PCL.........................................   2,660,400  1,115,507
    Syntec Construction PCL.....................................   5,395,500    507,731
    Taokaenoi Food & Marketing PCL, Class F.....................   3,042,780    925,227
    Tapaco PCL..................................................     989,500    245,455
*   Tata Steel Thailand PCL.....................................  26,758,900    642,368
*   Thai Airways International PCL..............................   6,130,900  2,609,937
*   Thai Airways International PCL..............................     141,400     60,194
    Thai Central Chemical PCL...................................     295,800    288,770
    Thai Metal Trade PCL........................................   1,176,100    496,904
    Thai Nakarin Hospital PCL...................................     265,300    314,191
    Thai President Foods PCL....................................       1,430      7,141
    Thai Rayon PCL..............................................      38,400     49,164
    Thai Reinsurance PCL........................................  12,259,300    333,533
    Thai Solar Energy PCL.......................................   4,570,095    409,579
    Thai Stanley Electric PCL, Class F..........................     206,600  1,481,264
    Thai Steel Cable PCL........................................       3,400      1,360
    Thai Vegetable Oil PCL......................................   4,503,875  4,180,599
    Thai Wacoal PCL.............................................      78,000    113,595
    Thai Wah PCL................................................   2,788,800    714,104
    Thaicom PCL.................................................   4,240,700  1,079,093
    Thaifoods Group PCL.........................................   8,641,800    934,921
    Thaire Life Assurance PCL...................................   2,618,800    578,370
    Thitikorn PCL...............................................   1,622,400    498,521
    Thoresen Thai Agencies PCL..................................   9,617,454  1,585,337
    Tipco Asphalt PCL...........................................   4,537,300  2,091,290
    TIPCO Foods PCL.............................................   2,066,682    519,275
    TKS Technologies PCL........................................     206,500     62,130
    TPC Power Holdings Co., Ltd.................................   1,517,100    490,444
    TPI Polene PCL..............................................  60,752,600  4,161,337
    TRC Construction PCL........................................  29,701,754    408,794
*   TTCL PCL....................................................   1,330,540    310,889
*   TTCL PCL....................................................   1,068,171    249,585
    TTW PCL.....................................................  12,307,300  5,002,887
*   U City PCL, Class F.........................................   3,177,214    250,170
    Unique Engineering & Construction PCL.......................   5,327,970  1,756,521
    United Paper PCL............................................   3,155,600  1,080,737
*   United Power of Asia PCL....................................     500,000      6,242

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
THAILAND -- (Continued)
    Univanich Palm Oil PCL......................................  2,135,200 $    362,217
    Univentures PCL.............................................  7,800,200    1,772,631
    Vanachai Group PCL..........................................  5,125,659      836,708
    VGI Global Media PCL........................................ 10,617,100    2,633,673
    Vibhavadi Medical Center PCL................................ 38,585,300    2,519,453
    Vinythai PCL................................................  2,839,734    2,217,797
    WHA Corp. PCL............................................... 10,441,700    1,470,544
    WHA Utilities and Power PCL.................................  4,520,500      875,379
    Workpoint Entertainment PCL.................................  1,357,340    1,086,133
                                                                            ------------
TOTAL THAILAND..................................................             253,399,413
                                                                            ------------
TURKEY -- (1.2%)
    Adana Cimento Sanayii TAS, Class A..........................    584,890      689,469
#*  Afyon Cimento Sanayi TAS....................................    510,123      478,128
#   Akcansa Cimento A.S.........................................    414,459      645,857
#*  Akenerji Elektrik Uretim A.S................................  2,102,299      269,357
#   Aksa Akrilik Kimya Sanayii A.S..............................    719,825    1,208,706
#*  Aksa Enerji Uretim A.S......................................  1,304,431      761,910
    Aksigorta A.S...............................................    991,138      745,409
#   Alarko Holding A.S..........................................  1,269,091      632,095
#   Albaraka Turk Katilim Bankasi A.S...........................  3,662,845      901,001
#   Alkim Alkali Kimya A.S......................................    143,841      672,469
#   Anadolu Anonim Turk Sigorta Sirketi.........................  2,052,847    1,709,869
    Anadolu Cam Sanayii A.S.....................................  2,144,824    1,213,097
    Anadolu Hayat Emeklilik A.S.................................    911,211    1,025,965
#   AvivaSA Emeklilik ve Hayat A.S., Class A....................     97,076      151,354
    Aygaz A.S...................................................    709,919    1,674,438
#*  Bagfas Bandirma Gubre Fabrikalari A.S.......................    305,510      342,223
#*  Baticim Bati Anadolu Cimento Sanayii A.S....................    770,153      367,489
#*  Bera Holding A.S............................................  2,671,310    1,086,177
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S...........  1,146,397      368,936
#*  Bizim Toptan Satis Magazalari A.S...........................    336,401      455,614
    Bolu Cimento Sanayii A.S....................................    506,059      346,163
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............    538,660      897,499
    Borusan Yatirim ve Pazarlama A.S............................     28,364      209,682
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.................    781,148      727,460
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.............    430,709      546,886
    Bursa Cimento Fabrikasi A.S.................................    227,650      210,866
#   Celebi Hava Servisi A.S.....................................     60,036      724,785
    Cimsa Cimento Sanayi VE Ticaret A.S.........................    556,545      877,771
#*  Dogan Sirketler Grubu Holding A.S...........................  9,970,149    2,179,477
#   Dogus Otomotiv Servis ve Ticaret A.S........................    484,393      454,866
#   Eczacibasi Yatirim Holding Ortakligi A.S....................    226,880      353,880
#   EGE Endustri VE Ticaret A.S.................................     14,939    1,127,246
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S............................................  1,560,582      898,166
#   ENERJISA ENERJI AS..........................................  1,200,686    1,302,779
#   Erbosan Erciyas Boru Sanayii ve Ticaret A.S.................     42,252      499,407
#*  Fenerbahce Futbol A.S.......................................    282,748      428,103
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S..........    413,527      119,043
#*  Global Yatirim Holding A.S..................................  1,489,966      999,089
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.........    107,555      253,856
#   Goodyear Lastikleri TAS.....................................    749,260      528,134
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S...............  1,592,055    1,005,764
*   GSD Holding AS..............................................  2,632,862      438,583
#*  Gubre Fabrikalari TAS.......................................    663,443      411,103
#*  Hektas Ticaret TAS..........................................    404,119      823,709
#*  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S...........    475,711       97,685
#*  Ihlas Holding A.S...........................................  7,162,300      457,050
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.......................................................    170,909      227,447

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   SHARES      VALUE>>
                                                                 ---------- --------------
TURKEY -- (Continued)
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S........    700,523 $      735,489
#*  Is Finansal Kiralama A.S....................................    558,147        598,544
    Is Yatirim Menkul Degerler A.S., Class A....................  1,135,191        553,923
#*  Izmir Demir Celik Sanayi A.S................................  1,055,577        384,342
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A  1,794,266        782,066
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B    980,518        426,255
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D  6,321,063      3,209,875
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S......................  1,215,183        344,481
#   Kartonsan Karton Sanayi ve Ticaret A.S......................      8,883        610,132
#*  Kerevitas Gida Sanayi ve Ticaret A.S........................    459,795        157,717
#   Konya Cimento Sanayii A.S...................................     11,299        410,821
#   Kordsa Teknik Tekstil A.S...................................    528,149        905,784
*   Koza Altin Isletmeleri A.S..................................    226,641      2,353,555
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S...............  1,175,270      1,524,753
#*  Logo Yazilim Sanayi Ve Ticaret A.S..........................    105,528        665,505
#   Mardin Cimento Sanayii ve Ticaret A.S.......................    312,150        210,404
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.................  1,698,921        263,565
*   Migros Ticaret A.S..........................................    448,873      1,478,617
*   NET Holding A.S.............................................  2,071,456        740,867
#*  Netas Telekomunikasyon A.S..................................    450,118        693,826
    Nuh Cimento Sanayi A.S......................................    435,429        596,799
#   Otokar Otomotiv Ve Savunma Sanayi A.S.......................     82,998      1,746,833
#*  Parsan Makina Parcalari Sanayii A.S.........................    126,184        259,028
*   Pegasus Hava Tasimaciligi A.S...............................    326,074      1,911,600
#   Polisan Holding A.S.........................................    302,376        382,224
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........  1,472,408        980,367
#*  Sasa Polyester Sanayi A.S...................................    835,298      1,401,756
#*  Sekerbank Turk AS...........................................  3,162,508        741,035
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................  1,287,294        825,194
    Soda Sanayii A.S............................................  3,254,164      4,520,921
#   Tat Gida Sanayi A.S.........................................    635,556        547,673
    Tekfen Holding A.S..........................................  1,404,842      6,701,120
#*  Teknosa Ic Ve Dis Ticaret A.S...............................    173,374        111,429
    Trakya Cam Sanayii A.S......................................  3,952,351      2,778,223
#*  Tumosan Motor ve Traktor Sanayi A.S.........................    301,099        287,545
#*  Turcas Petrol A.S...........................................    932,689        281,895
    Turk Traktor ve Ziraat Makineleri A.S.......................    111,967        833,886
    Turkiye Sinai Kalkinma Bankasi A.S.......................... 11,740,928      1,932,628
    Ulker Biskuvi Sanayi A.S....................................    920,698      3,285,038
#*  Vestel Elektronik Sanayi ve Ticaret A.S.....................    788,499      1,037,988
#*  Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.................  1,001,129        959,179
#*  Zorlu Enerji Elektrik Uretim A.S............................  4,203,616      1,194,395
                                                                            --------------
TOTAL TURKEY....................................................                82,913,339
                                                                            --------------
TOTAL COMMON STOCKS.............................................             6,622,705,547
                                                                            --------------
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
    AES Tiete Energia SA........................................      7,992          5,108
    Alpargatas SA...............................................    967,174      5,321,175
    Banco ABC Brasil S.A........................................    912,416      4,992,132
    Banco do Estado do Rio Grande do Sul SA, Class B............  1,935,317     12,472,407
    Banco Pan SA................................................  1,854,940      1,108,643
    Centrais Eletricas Santa Catarina...........................     80,500      1,216,573
    Cia de Gas de Sao Paulo, Class A............................    258,265      5,732,489
    Cia de Saneamento do Parana.................................  2,382,501      8,820,854
    Cia de Transmissao de Energia Eletrica Paulista.............    527,758     11,376,931
    Cia Energetica de Minas Gerais..............................  6,534,382     24,856,338
    Cia Energetica de Sao Paulo, Class B........................  1,941,300     12,144,074

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     SHARES      VALUE>>
                                                                   ---------- --------------
BRAZIL -- (Continued)
      Cia Energetica do Ceara, Class A............................    135,139 $    1,864,619
      Cia Ferro Ligas da Bahia--FERBASA...........................    471,571      2,982,441
      Cia Paranaense de Energia...................................    936,099      9,070,180
      Eucatex SA Industria e Comercio.............................    147,078        177,457
*     Gol Linhas Aereas Inteligentes SA...........................    389,348      2,643,866
      Grazziotin SA...............................................     10,300         75,571
      Marcopolo SA................................................  5,263,433      5,891,711
      Randon SA Implementos e Participacoes.......................  2,113,057      5,799,696
      Schulz SA...................................................      7,200         15,002
      Unipar Carbocloro SA........................................    465,910      4,787,386
      Usinas Siderurgicas de Minas Gerais SA, Class A.............  3,713,727      9,997,910
                                                                              --------------
TOTAL BRAZIL......................................................               131,352,563
                                                                              --------------
CHILE -- (0.0%)
      Coca-Cola Embonor SA, Class B...............................    666,620      1,805,157
                                                                              --------------
COLOMBIA -- (0.1%)
      Avianca Holdings SA.........................................  3,056,704      1,693,247
      Banco Davivienda SA.........................................     52,510        602,723
                                                                              --------------
TOTAL COLOMBIA....................................................                 2,295,970
                                                                              --------------
TOTAL PREFERRED STOCKS............................................               135,453,690
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Banco ABC Brasil SA Rights 02/04/19.........................     31,604         58,256
                                                                              --------------
INDONESIA -- (0.0%)
*     Medco Energi Internasional Tbk PT Warrants 12/11/20......... 14,303,434        386,953
                                                                              --------------
MALAYSIA -- (0.0%)
*     Malayan Flour Mills Bhd Warrants 01/23/24...................    209,445          8,437
                                                                              --------------
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15.....................................    846,548              0
                                                                              --------------
SOUTH KOREA -- (0.0%)
*     Youngwoo DSP Co., Ltd. Rights 01/25/19......................    117,673         59,860
                                                                              --------------
TOTAL RIGHTS/WARRANTS.............................................                   513,506
                                                                              --------------
TOTAL INVESTMENT SECURITIES.......................................             6,758,672,743
                                                                              --------------

                                                                                 VALUE+
                                                                              --------------
SECURITIES LENDING COLLATERAL -- (3.7%)
@(S)  DFA Short Term Investment Fund.............................. 22,712,392    262,805,090
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,832,796,813)^^.........................................            $7,021,477,833
                                                                              ==============

As of January 31, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                                  NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                       CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                       --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index.    650     03/15/19  $31,423,672 $34,599,500   $3,175,828

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
S&P 500(R)/ /Emini Index.    102     03/15/19  $13,094,676 $13,792,950   $  698,274
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $44,518,348 $48,392,450   $3,874,102
                                               =========== ===========   ==========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                              ------------ -------------- ------- --------------
Common Stocks
   Brazil.................................... $ 26,430,337 $  544,146,042   --    $  570,576,379
   Chile.....................................      486,067    120,472,598   --       120,958,665
   China.....................................   84,153,672  1,090,537,818   --     1,174,691,490
   Colombia..................................   17,794,748             --   --        17,794,748
   Greece....................................           --     21,266,998   --        21,266,998
   Hong Kong.................................           --        280,851   --           280,851
   Hungary...................................           --      9,999,921   --         9,999,921
   India.....................................    7,650,741    725,371,985   --       733,022,726
   Indonesia.................................      228,379    218,494,437   --       218,722,816
   Malaysia..................................       10,931    213,236,471   --       213,247,402
   Mexico....................................  206,971,960         20,725   --       206,992,685
   Philippines...............................           --     90,608,619   --        90,608,619
   Poland....................................           --     89,111,941   --        89,111,941
   Russia....................................    3,533,488             --   --         3,533,488
   Singapore.................................           --        126,364   --           126,364
   South Africa..............................   13,879,780    492,191,604   --       506,071,384
   South Korea...............................           --  1,128,576,048   --     1,128,576,048
   Taiwan....................................       85,268  1,180,725,002   --     1,180,810,270
   Thailand..................................  253,144,785        254,628   --       253,399,413
   Turkey....................................           --     82,913,339   --        82,913,339
Preferred Stocks.............................
   Brazil....................................           --    131,352,563   --       131,352,563
   Chile.....................................           --      1,805,157   --         1,805,157
   Colombia..................................    2,295,970             --   --         2,295,970
   Rights/Warrants...........................
   Brazil....................................           --         58,256   --            58,256
   Indonesia.................................           --        386,953   --           386,953
   Malaysia..................................           --          8,437   --             8,437
   South Korea...............................           --         59,860   --            59,860
Securities Lending Collateral................           --    262,805,090   --       262,805,090
Futures Contracts**..........................    3,874,102             --   --         3,874,102
                                              ------------ --------------   --    --------------
TOTAL........................................ $620,540,228 $6,404,811,707   --    $7,025,351,935
                                              ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  SHARES      VALUE+
                                                                 --------- ------------
COMMON STOCKS -- (98.1%)
COMMUNICATION SERVICES -- (11.8%)
    Activision Blizzard, Inc....................................   496,359 $ 23,447,999
    AT&T, Inc................................................... 7,281,514  218,882,311
    ATN International, Inc......................................        84        6,265
    Beasley Broadcast Group, Inc., Class A......................     9,471       42,809
#*  Cars.com, Inc...............................................    41,779    1,140,984
    CBS Corp., Class A..........................................    14,300      711,568
    CenturyLink, Inc............................................    70,603    1,081,638
*   Charter Communications, Inc., Class A.......................   339,394  112,356,384
#   Cinemark Holdings, Inc......................................    70,896    2,901,064
    Comcast Corp., Class A...................................... 7,135,970  260,962,423
#   Consolidated Communications Holdings, Inc...................     9,700      103,596
#*  Discovery, Inc., Class B....................................     3,609      119,981
*   Discovery, Inc., Class C....................................     3,762      100,257
    Entravision Communications Corp., Class A...................    28,561      112,530
#   EW Scripps Co. (The), Class A...............................    81,265    1,526,157
#   Gannett Co., Inc............................................    71,219      789,819
#*  GCI Liberty, Inc., Class A..................................   123,145    6,268,080
*   Gray Television, Inc........................................    54,374      908,590
*   Hemisphere Media Group, Inc.................................    18,877      250,309
*   IAC/InterActiveCorp.........................................    81,587   17,237,701
*   IMAX Corp...................................................     1,100       22,847
*   Iridium Communications, Inc.................................    33,100      641,478
    John Wiley & Sons, Inc., Class A............................    27,900    1,444,662
*   Liberty Broadband Corp......................................     1,905      152,781
*   Liberty Broadband Corp., Class A............................    24,095    2,042,533
*   Liberty Broadband Corp., Class C............................    67,601    5,747,437
#*  Liberty Media Corp.-Liberty Braves, Class A.................     7,613      206,617
*   Liberty Media Corp.-Liberty Braves, Class B.................       762       22,060
#*  Liberty Media Corp.-Liberty Braves, Class C.................    16,901      455,651
#*  Liberty Media Corp.-Liberty Formula One, Class A............    17,043      521,516
#*  Liberty Media Corp.-Liberty Formula One, Class C............    57,474    1,802,959
*   Liberty Media Corp.-Liberty SiriusXM, Class A...............    96,383    3,834,116
*   Liberty Media Corp.-Liberty SiriusXM, Class B...............     7,622      309,949
*   Liberty Media Corp.-Liberty SiriusXM, Class C...............   208,010    8,312,080
*   Liberty TripAdvisor Holdings, Inc., Class A.................    76,802    1,279,521
*   Liberty TripAdvisor Holdings, Inc., Class B.................     3,570       61,707
#   Lions Gate Entertainment Corp., Class A.....................    21,316      391,575
#   Lions Gate Entertainment Corp., Class B.....................     6,069      106,390
*   Madison Square Garden Co. (The), Class A....................    12,352    3,432,621
    Marcus Corp. (The)..........................................    20,099      895,812
#   Meredith Corp...............................................    44,176    2,397,432
*   MSG Networks, Inc., Class A.................................    29,558      662,099
    News Corp., Class A.........................................   402,247    5,160,829
    News Corp., Class B.........................................    99,903    1,291,746
#   Nexstar Media Group, Inc., Class A..........................    51,781    4,322,160
#*  ORBCOMM, Inc................................................    44,499      362,222
    Saga Communications, Inc., Class A..........................     8,693      293,997
    Salem Media Group, Inc......................................    10,922       30,691
    Scholastic Corp.............................................    31,200    1,300,728
    Sinclair Broadcast Group, Inc., Class A.....................    13,110      403,919
    Spok Holdings, Inc..........................................    12,522      173,304
#*  Sprint Corp.................................................   422,600    2,637,024
    TEGNA, Inc..................................................   184,139    2,161,792
    Telephone & Data Systems, Inc...............................    92,631    3,355,095

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
COMMUNICATION SERVICES -- (Continued)
*   T-Mobile US, Inc............................................ 113,786 $  7,921,781
    Tribune Media Co., Class A..................................  17,771      815,867
*   Tribune Publishing Co.......................................     900       10,773
    Twenty-First Century Fox, Inc., Class A..................... 987,646   48,700,824
    Twenty-First Century Fox, Inc., Class B..................... 429,924   21,092,071
*   United States Cellular Corp.................................  12,191      701,958
*   Vonage Holdings Corp........................................  85,934      782,859
    Walt Disney Co. (The).......................................  26,220    2,924,054
#*  Yelp, Inc...................................................  59,107    2,152,677
#*  Zillow Group, Inc., Class A.................................  30,310    1,055,091
#*  Zillow Group, Inc., Class C.................................  75,884    2,662,770
*   Zynga, Inc., Class A........................................ 640,800    2,870,784
                                                                         ------------
TOTAL COMMUNICATION SERVICES....................................          796,879,324
                                                                         ------------

CONSUMER DISCRETIONARY -- (6.2%)
*   1-800-Flowers.com, Inc., Class A............................  44,330      707,064
    Aaron's, Inc................................................  75,999    3,804,510
    Acushnet Holdings Corp......................................   2,067       47,520
#   Adient P.L.C................................................  22,979      453,605
*   Adtalem Global Education, Inc...............................  53,564    2,619,280
#*  American Axle & Manufacturing Holdings, Inc.................  70,013    1,034,792
    American Eagle Outfitters, Inc.............................. 163,405    3,451,114
*   American Outdoor Brands Corp................................  64,307      776,186
    Aramark..................................................... 154,975    5,106,426
#*  Asbury Automotive Group, Inc................................     808       57,085
#*  Ascena Retail Group, Inc.................................... 135,576      332,161
#*  Ascent Capital Group, Inc., Class A.........................   8,198        4,263
    Autoliv, Inc................................................  32,662    2,608,061
#*  AutoNation, Inc.............................................  61,343    2,377,041
*   Barnes & Noble Education, Inc...............................   7,710       44,101
#   Barnes & Noble, Inc.........................................  55,600      335,268
    Bassett Furniture Industries, Inc...........................   2,900       55,303
#*  Beazer Homes USA, Inc.......................................   4,326       54,205
#   Bed Bath & Beyond, Inc......................................  25,907      390,937
*   Belmond, Ltd., Class A......................................  90,698    2,260,194
    Best Buy Co., Inc...........................................  15,363      910,104
#   Big 5 Sporting Goods Corp...................................  16,901       58,139
#   Big Lots, Inc...............................................  26,929      849,341
*   Biglari Holdings, Inc., Class B.............................       8        1,047
#   BJ's Restaurants, Inc.......................................  16,658      830,068
*   Boot Barn Holdings, Inc.....................................  32,500      761,475
    BorgWarner, Inc............................................. 154,837    6,332,833
*   Bridgepoint Education, Inc..................................  10,994       89,381
    Brunswick Corp..............................................  44,345    2,231,440
*   Build-A-Bear Workshop, Inc..................................  25,874      122,384
#*  Caesars Entertainment Corp.................................. 277,002    2,531,798
    Caleres, Inc................................................  74,697    2,228,958
    Callaway Golf Co............................................  94,643    1,541,734
    Canterbury Park Holding Corp................................   2,755       41,904
    Capri Holdings, Ltd......................................... 108,474    4,607,976
*   Career Education Corp.......................................  78,974    1,019,554
    Carnival Corp............................................... 489,649   28,193,989
    Carriage Services, Inc......................................  20,916      406,816
#*  Carrols Restaurant Group, Inc...............................   5,700       49,191
*   Cavco Industries, Inc.......................................   7,600    1,263,804
*   Century Communities, Inc....................................  14,709      345,073
    Cheesecake Factory, Inc. (The)..............................  10,822      485,691
*   Chuy's Holdings, Inc........................................  16,443      373,585
    Citi Trends, Inc............................................   3,415       69,973

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Conn's, Inc.................................................    25,450 $   532,923
    Cooper Tire & Rubber Co.....................................    12,345     434,544
*   Cooper-Standard Holdings, Inc...............................    18,702   1,429,955
    Core-Mark Holding Co., Inc..................................    96,236   2,683,060
    CSS Industries, Inc.........................................    10,465      91,359
    Culp, Inc...................................................    10,036     191,688
    Dana, Inc...................................................   112,665   1,985,157
*   Deckers Outdoor Corp........................................    22,626   2,906,310
*   Delta Apparel, Inc..........................................     7,532     177,379
#   Dick's Sporting Goods, Inc..................................    83,076   2,933,414
#   Dillard's, Inc., Class A....................................   120,300   8,034,837
#*  Dorman Products, Inc........................................     9,311     800,280
    DR Horton, Inc..............................................   208,125   8,002,406
    DSW, Inc., Class A..........................................    68,700   1,872,075
#   Educational Development Corp................................     3,358      26,528
*   El Pollo Loco Holdings, Inc.................................     1,800      29,682
    Escalade, Inc...............................................       277       3,091
    Extended Stay America, Inc..................................    68,604   1,173,128
*   Fiesta Restaurant Group, Inc................................     1,300      19,318
    Flanigan's Enterprises, Inc.................................       865      20,297
    Flexsteel Industries, Inc...................................     2,068      51,638
    Foot Locker, Inc............................................    81,485   4,554,197
    Ford Motor Co............................................... 2,868,969  25,246,927
#*  Fossil Group, Inc...........................................       600      10,176
#*  Fred's, Inc., Class A.......................................    32,745      91,031
#   GameStop Corp., Class A.....................................   104,752   1,187,888
    Gaming Partners International Corp..........................       500       6,470
*   GCI Liberty, Inc., Class B..................................     1,686      84,131
    General Motors Co........................................... 1,095,598  42,750,234
*   Genesco, Inc................................................     6,456     291,682
    Gentex Corp.................................................   178,637   3,783,532
*   Gentherm, Inc...............................................    37,081   1,578,167
*   G-III Apparel Group, Ltd....................................    31,225   1,088,816
    Goodyear Tire & Rubber Co. (The)............................   165,282   3,502,326
    Graham Holdings Co., Class B................................     5,780   3,843,700
*   Green Brick Partners, Inc...................................     2,594      21,945
#   Group 1 Automotive, Inc.....................................    57,936   3,535,834
#   Guess?, Inc.................................................    70,100   1,367,651
*   Habit Restaurants, Inc. (The), Class A......................    23,800     243,236
    Hamilton Beach Brands Holding Co., Class A..................    10,413     272,196
#   Harley-Davidson, Inc........................................   134,503   4,957,781
#   Haverty Furniture Cos., Inc.................................    33,479     681,967
*   Helen of Troy, Ltd..........................................    61,653   7,154,214
#*  Hibbett Sports, Inc.........................................    20,800     339,872
    Hooker Furniture Corp.......................................    14,814     426,199
#   Hyatt Hotels Corp., Class A.................................    16,230   1,134,639
#   International Game Technology P.L.C.........................     7,100     116,156
#   International Speedway Corp., Class A.......................    24,844   1,079,472
*   J Alexander's Holdings, Inc.................................     2,666      22,928
#*  JC Penney Co., Inc..........................................    85,215     112,484
    Johnson Outdoors, Inc., Class A.............................    15,588     976,588
    KB Home.....................................................    30,800     659,428
    Kohl's Corp.................................................    14,353     985,908
*   Lakeland Industries, Inc....................................     9,887     110,537
#*  Lands' End, Inc.............................................    13,703     245,284
*   Laureate Education, Inc., Class A...........................    14,985     239,760
    La-Z-Boy, Inc...............................................    56,332   1,668,554
#   LCI Industries..............................................     5,000     412,200
    Lear Corp...................................................    11,700   1,800,981

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Lennar Corp., Class A....................................... 224,100 $10,626,822
    Lennar Corp., Class B.......................................  12,506     476,729
    Libbey, Inc.................................................  25,700     129,014
*   Liberty Expedia Holdings, Inc., Class A.....................  80,904   3,316,255
*   Liberty Expedia Holdings, Inc., Class B.....................   3,457     143,898
    Lifetime Brands, Inc........................................  16,431     159,874
#   Lithia Motors, Inc., Class A................................  34,933   3,107,290
*   LKQ Corp....................................................  17,397     456,149
*   M/I Homes, Inc..............................................  37,930   1,004,766
    Macy's, Inc................................................. 268,473   7,060,840
#*  MarineMax, Inc..............................................  29,164     518,536
    Marriott Vacations Worldwide Corp...........................  24,779   2,193,933
*   Meritage Homes Corp.........................................  28,156   1,269,272
    MGM Resorts International................................... 227,871   6,708,522
*   Modine Manufacturing Co.....................................  14,650     214,330
*   Mohawk Industries, Inc......................................  98,740  12,716,725
*   Monarch Casino & Resort, Inc................................   1,103      47,694
#   Monro, Inc..................................................   3,100     222,146
#*  Motorcar Parts of America, Inc..............................  17,638     352,760
    Movado Group, Inc...........................................  21,998     702,836
*   Murphy USA, Inc.............................................  31,378   2,307,852
*   Nautilus, Inc...............................................   8,500      63,835
#   Newell Brands, Inc.......................................... 209,562   4,444,810
    Office Depot, Inc........................................... 204,426     603,057
#*  Overstock.com, Inc..........................................     251       4,355
#   Oxford Industries, Inc......................................  11,400     873,012
#   Penske Automotive Group, Inc................................  43,845   2,055,454
*   Potbelly Corp...............................................  25,202     218,501
    PulteGroup, Inc............................................. 275,833   7,670,916
    PVH Corp....................................................  40,012   4,365,709
*   Qurate Retail Group, Inc. QVC Group, Class B................  33,858     739,120
*   Qurate Retail, Inc.......................................... 788,513  17,150,158
    RCI Hospitality Holdings, Inc...............................  12,026     268,300
#*  Red Robin Gourmet Burgers, Inc..............................  31,175     996,977
#*  Regis Corp..................................................  38,593     719,759
    Rocky Brands, Inc...........................................   8,729     234,024
    Royal Caribbean Cruises, Ltd................................ 322,500  38,716,125
#   RTW RetailWinds, Inc........................................   8,600      26,660
*   Shiloh Industries, Inc......................................  15,461      92,611
#   Shoe Carnival, Inc..........................................  32,650   1,204,132
#   Signet Jewelers, Ltd........................................  37,700     918,372
#*  Skechers U.S.A., Inc., Class A.............................. 142,209   3,863,819
#   Sonic Automotive, Inc., Class A.............................  17,000     260,100
    Speedway Motorsports, Inc...................................  14,935     241,051
    Standard Motor Products, Inc................................  37,342   1,835,733
#   Steven Madden, Ltd..........................................  17,600     574,640
*   Stoneridge, Inc.............................................  19,361     505,516
    Strategic Education, Inc....................................   2,000     218,800
#   Strattec Security Corp......................................   5,224     180,228
    Superior Group of Cos, Inc..................................  17,956     319,078
#   Superior Industries International, Inc......................  23,275     119,866
*   Tandy Leather Factory, Inc..................................   9,974      57,051
    Target Corp................................................. 277,933  20,289,109
*   Taylor Morrison Home Corp., Class A.........................  13,598     257,002
    Tenneco, Inc., Class A......................................   2,200      76,296
#   Thor Industries, Inc........................................  36,264   2,361,512
#   Tile Shop Holdings, Inc.....................................  34,900     264,891
    Toll Brothers, Inc.......................................... 179,799   6,641,775
*   TopBuild Corp...............................................  16,800     887,208

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Tower International, Inc....................................     6,000 $    174,540
*   Unifi, Inc..................................................    41,401      885,567
#*  Universal Electronics, Inc..................................     3,506       98,764
#*  Urban Outfitters, Inc.......................................    47,470    1,533,281
#*  Veoneer, Inc................................................    14,223      423,988
*   Vista Outdoor, Inc..........................................    62,066      619,419
#   Whirlpool Corp..............................................    49,211    6,545,555
#*  William Lyon Homes, Class A.................................    23,600      312,936
#   Winnebago Industries, Inc...................................       400       11,440
    Wolverine World Wide, Inc...................................    73,300    2,514,923
    Wyndham Hotels & Resorts, Inc...............................    47,600    2,336,684
*   ZAGG, Inc...................................................    14,697      164,900
                                                                           ------------
TOTAL CONSUMER DISCRETIONARY....................................            421,527,336
                                                                           ------------

CONSUMER STAPLES -- (6.0%)
    Alico, Inc..................................................       960       28,416
    Andersons, Inc. (The).......................................    30,460    1,067,623
    Archer-Daniels-Midland Co...................................   813,476   36,525,072
    Bunge, Ltd..................................................   117,168    6,452,442
    Cal-Maine Foods, Inc........................................     2,707      114,181
    Casey's General Stores, Inc.................................    14,000    1,801,520
*   CCA Industries, Inc.........................................     8,323       19,642
#*  Central Garden & Pet Co.....................................    25,184      987,465
*   Central Garden & Pet Co., Class A...........................    48,121    1,714,070
#   Constellation Brands, Inc., Class B.........................     9,965    1,697,388
#   Coty, Inc., Class A.........................................    72,536      562,879
*   Craft Brew Alliance, Inc....................................     9,754      160,551
*   Darling Ingredients, Inc....................................   173,938    3,699,661
*   Edgewell Personal Care Co...................................     2,600      102,570
#   Flowers Foods, Inc..........................................    89,258    1,754,812
    Fresh Del Monte Produce, Inc................................    39,437    1,261,195
#*  Hain Celestial Group, Inc. (The)............................    87,292    1,600,062
#*  Hostess Brands, Inc.........................................     4,500       51,705
#   Ingles Markets, Inc., Class A...............................    11,437      326,412
    Ingredion, Inc..............................................    62,117    6,149,583
    JM Smucker Co. (The)........................................   108,204   11,348,436
#   John B. Sanfilippo & Son, Inc...............................    10,428      711,711
    Kraft Heinz Co. (The).......................................   180,916    8,694,823
*   Landec Corp.................................................    37,056      470,241
#   Molson Coors Brewing Co., Class A...........................     1,908      128,790
    Molson Coors Brewing Co., Class B...........................   186,550   12,426,096
    Mondelez International, Inc., Class A....................... 2,081,099   96,271,640
*   Nature's Sunshine Products, Inc.............................     1,029        8,232
    Oil-Dri Corp. of America....................................     5,047      133,947
*   Performance Food Group Co...................................    42,555    1,453,679
*   Pilgrim's Pride Corp........................................     7,300      147,898
#*  Post Holdings, Inc..........................................    71,372    6,624,749
    PriceSmart, Inc.............................................     1,977      121,091
#*  Pyxus International, Inc....................................     3,508       56,935
#   Sanderson Farms, Inc........................................    22,700    2,794,370
    Seaboard Corp...............................................     1,812    7,001,876
*   Seneca Foods Corp., Class A.................................     6,301      180,209
*   Seneca Foods Corp., Class B.................................       300        8,700
*   Simply Good Foods Co. (The).................................     8,033      158,973
    SpartanNash Co..............................................    32,983      684,397
    Spectrum Brands Holdings, Inc...............................     2,445      136,627
#*  TreeHouse Foods, Inc........................................    12,700      741,172
    Tyson Foods, Inc., Class A..................................   405,030   25,079,458
#*  United Natural Foods, Inc...................................    44,400      581,640

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
CONSUMER STAPLES -- (Continued)
    Universal Corp..............................................    22,290 $  1,286,133
*   US Foods Holding Corp.......................................   180,479    6,085,752
    Walgreens Boots Alliance, Inc...............................   659,669   47,667,682
    Walmart, Inc................................................ 1,173,687  112,474,425
#   Weis Markets, Inc...........................................    11,602      562,929
                                                                           ------------
TOTAL CONSUMER STAPLES..........................................            410,119,860
                                                                           ------------

ENERGY -- (12.3%)
    Adams Resources & Energy, Inc...............................     6,004      237,939
    Anadarko Petroleum Corp.....................................   137,668    6,515,826
#*  Antero Resources Corp.......................................    65,182      655,731
    Apache Corp.................................................    15,708      515,537
#   Arch Coal, Inc., Class A....................................     6,258      551,518
    Archrock, Inc...............................................    69,200      653,248
    Baker Hughes a GE Co........................................     4,305      101,469
*   Bonanza Creek Energy, Inc...................................       500       11,525
#*  Bristow Group, Inc..........................................    32,315      106,316
#*  Callon Petroleum Co.........................................   107,911      878,396
*   Carrizo Oil & Gas, Inc......................................     1,000       12,280
#*  Centennial Resource Development, Inc., Class A..............    56,834      748,504
    Chevron Corp................................................ 1,135,536  130,189,202
    Cimarex Energy Co...........................................    72,151    5,435,856
#*  Cloud Peak Energy, Inc......................................    37,515       13,997
*   CNX Resources Corp..........................................   153,941    1,868,844
*   Concho Resources, Inc.......................................    40,987    4,911,882
    ConocoPhillips.............................................. 1,439,649   97,449,841
*   Dawson Geophysical Co.......................................    21,211       82,935
    Delek US Holdings, Inc......................................    89,831    2,920,406
#*  Denbury Resources, Inc......................................   193,800      393,414
    Devon Energy Corp...........................................    60,406    1,609,820
*   Dorian LPG, Ltd.............................................     3,567       19,547
    EnLink Midstream LLC........................................     2,800       30,464
#   Ensco P.L.C., Class A.......................................   267,169    1,175,544
*   Era Group, Inc..............................................    24,458      230,394
*   Exterran Corp...............................................    35,500      616,280
    Exxon Mobil Corp............................................ 2,833,988  207,674,641
    GasLog, Ltd.................................................    23,100      414,183
#   Green Plains, Inc...........................................    21,234      301,735
*   Gulf Island Fabrication, Inc................................    13,009      123,455
#*  Gulfport Energy Corp........................................    68,661      576,066
    Hallador Energy Co..........................................    14,700       83,275
*   Helix Energy Solutions Group, Inc...........................   103,010      703,558
    Helmerich & Payne, Inc......................................    95,808    5,364,290
    Hess Corp...................................................   146,488    7,910,352
    HollyFrontier Corp..........................................    32,210    1,814,711
#*  Hornbeck Offshore Services, Inc.............................     6,900        9,108
*   International Seaways, Inc..................................        12          217
    Kinder Morgan, Inc.......................................... 1,124,143   20,346,988
#*  Kosmos Energy, Ltd..........................................    26,900      137,997
*   Laredo Petroleum, Inc.......................................    36,900      140,220
    Marathon Oil Corp...........................................   467,019    7,374,230
    Marathon Petroleum Corp..................................... 1,004,662   66,568,904
#*  Matador Resources Co........................................    63,704    1,242,228
*   Matrix Service Co...........................................    17,023      365,143
*   McDermott International, Inc................................    12,000      105,840
    Murphy Oil Corp.............................................   142,626    3,900,821
#   Nabors Industries, Ltd......................................   391,611    1,159,169
    NACCO Industries, Inc., Class A.............................     6,832      232,835
    National Oilwell Varco, Inc.................................   213,118    6,282,719

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
ENERGY -- (Continued)
*   Natural Gas Services Group, Inc.............................  15,026 $    248,079
*   Newfield Exploration Co.....................................  60,483    1,105,629
#*  Newpark Resources, Inc......................................  89,815      746,363
    Noble Energy, Inc........................................... 133,794    2,988,958
#*  Oasis Petroleum, Inc........................................ 209,670    1,262,213
    Occidental Petroleum Corp................................... 465,880   31,111,466
*   Oceaneering International, Inc..............................  55,426      869,634
*   Parker Drilling Co..........................................   4,308        1,217
*   Parsley Energy, Inc., Class A............................... 105,939    1,968,347
    Patterson-UTI Energy, Inc................................... 166,740    2,022,556
    PBF Energy, Inc., Class A................................... 130,739    4,787,662
*   PDC Energy, Inc.............................................  48,958    1,594,562
    Peabody Energy Corp.........................................  83,292    2,973,524
#*  PHI, Inc. Non-Voting........................................  13,870       45,494
    Phillips 66................................................. 775,455   73,986,162
*   Pioneer Energy Services Corp................................  74,262      109,908
    Pioneer Natural Resources Co................................  88,400   12,581,088
*   ProPetro Holding Corp.......................................   5,764       94,184
#*  QEP Resources, Inc.......................................... 108,730      899,197
#   Range Resources Corp........................................ 163,340    1,801,640
#*  REX American Resources Corp.................................   4,050      295,366
#*  Rowan Cos. P.L.C., Class A.................................. 118,378    1,443,028
    Schlumberger, Ltd........................................... 577,687   25,539,542
*   SEACOR Holdings, Inc........................................  18,204      753,464
*   SEACOR Marine Holdings, Inc.................................  12,678      167,983
    SemGroup Corp., Class A.....................................  68,126    1,091,379
#   Ship Finance International, Ltd.............................  12,481      151,769
    SM Energy Co................................................  56,538    1,109,276
#*  Southwestern Energy Co...................................... 265,285    1,159,295
#*  SRC Energy, Inc............................................. 246,067    1,210,650
#*  Superior Energy Services, Inc...............................   4,232       16,547
*   TETRA Technologies, Inc.....................................  25,600       54,528
#*  Transocean, Ltd............................................. 184,407    1,580,368
#*  Unit Corp...................................................  62,040      990,158
#   US Silica Holdings, Inc.....................................  40,824      550,308
    Valero Energy Corp.......................................... 605,899   53,210,050
#*  Whiting Petroleum Corp......................................  48,007    1,374,440
*   WildHorse Resource Development Corp.........................   6,700      113,699
    Williams Cos., Inc. (The)................................... 216,857    5,839,959
    World Fuel Services Corp....................................   5,865      145,980
*   WPX Energy, Inc............................................. 262,181    3,214,339
                                                                         ------------
TOTAL ENERGY....................................................          831,979,411
                                                                         ------------

FINANCIALS -- (21.4%)
    1st Source Corp.............................................  45,305    2,056,847
    Affiliated Managers Group, Inc..............................  11,600    1,217,420
    Aflac, Inc.................................................. 428,750   20,451,375
    Alleghany Corp..............................................   3,115    1,967,309
    Allstate Corp. (The)........................................ 169,260   14,872,876
    American Equity Investment Life Holding Co..................  98,900    3,097,548
    American Financial Group, Inc............................... 156,083   14,888,757
    American International Group, Inc........................... 479,369   20,723,122
    American National Insurance Co..............................  23,302    3,243,405
    AmeriServ Financial, Inc....................................  30,968      127,898
*   Arch Capital Group, Ltd.....................................   9,282      272,427
    Argo Group International Holdings, Ltd......................  59,381    3,963,088
    Aspen Insurance Holdings, Ltd............................... 102,623    4,282,458
    Associated Banc-Corp........................................ 120,642    2,611,899
    Assurant, Inc...............................................  65,820    6,344,390

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
FINANCIALS -- (Continued)
    Assured Guaranty, Ltd.......................................   122,989 $  4,988,434
    Asta Funding, Inc...........................................       885        3,770
*   Athene Holding, Ltd., Class A...............................    62,217    2,669,109
*   Atlanticus Holdings Corp....................................    12,567       47,252
    Axis Capital Holdings, Ltd..................................    50,110    2,683,391
#   Banc of California, Inc.....................................     2,500       36,450
*   Bancorp, Inc. (The).........................................     3,659       31,028
#   BancorpSouth Bank...........................................     5,779      168,631
    Bank of America Corp........................................ 5,929,137  168,802,530
    Bank of New York Mellon Corp. (The).........................   687,988   35,995,532
    Bank OZK....................................................    41,043    1,245,245
    BankFinancial Corp..........................................    18,849      282,735
    BankUnited, Inc.............................................    24,750      836,798
    Banner Corp.................................................     1,628       88,791
    Bar Harbor Bankshares.......................................     2,733       65,401
    BB&T Corp...................................................   195,478    9,539,326
    BCB Bancorp, Inc............................................     1,059       12,433
*   Berkshire Hathaway, Inc., Class B...........................    10,796    2,219,010
    Berkshire Hills Bancorp, Inc................................    30,747      837,856
*   Blucora, Inc................................................    57,127    1,685,818
    Blue Hills Bancorp, Inc.....................................     1,469       34,727
*   Brighthouse Financial, Inc..................................    64,354    2,402,978
    Brookline Bancorp, Inc......................................    90,600    1,347,222
*   Cannae Holdings, Inc........................................    15,438      298,571
    Capital City Bank Group, Inc................................    14,283      342,792
    Capital One Financial Corp..................................   372,872   30,049,754
    Capitol Federal Financial, Inc..............................   101,029    1,300,243
    Carolina Financial Corp.....................................     1,153       39,917
#   Cathay General Bancorp......................................    63,940    2,373,453
    CenterState Banks Corp......................................    32,264      800,147
    Century Bancorp, Inc., Class A..............................       295       22,901
    Chemical Financial Corp.....................................    41,900    1,862,874
    Chemung Financial Corp......................................       300       12,576
    Chubb, Ltd..................................................   159,855   21,268,708
#   Cincinnati Financial Corp...................................    12,284      996,478
    CIT Group, Inc..............................................    39,411    1,820,394
    Citigroup, Inc.............................................. 1,870,326  120,561,214
#   Citizens Community Bancorp, Inc.............................    10,355      121,671
    CME Group, Inc..............................................    77,028   14,040,664
    CNA Financial Corp..........................................    51,474    2,360,598
    CNO Financial Group, Inc....................................   301,264    5,386,600
    Codorus Valley Bancorp, Inc.................................       158        3,492
    Columbia Banking System, Inc................................    49,800    1,830,150
    Community Financial Corp. (The).............................       408       12,056
    Community Trust Bancorp, Inc................................    13,495      548,032
    Community West Bancshares...................................       400        4,060
    ConnectOne Bancorp, Inc.....................................     1,200       24,000
#*  Consumer Portfolio Services, Inc............................    26,500      101,760
#*  Cowen, Inc..................................................     3,989       64,502
*   Customers Bancorp, Inc......................................     2,290       45,044
    Donegal Group, Inc., Class A................................    12,386      163,124
    E*TRADE Financial Corp......................................    86,881    4,053,867
    Eagle Bancorp Montana, Inc..................................       600       10,728
    EMC Insurance Group, Inc....................................    23,450      771,036
    Employers Holdings, Inc.....................................    36,900    1,563,453
*   Enstar Group, Ltd...........................................     1,400      249,200
    ESSA Bancorp, Inc...........................................     8,217      123,748
    Evans Bancorp, Inc..........................................     1,681       58,835
    Everest Re Group, Ltd.......................................    34,913    7,647,693

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
FINANCIALS -- (Continued)
    FBL Financial Group, Inc., Class A..........................    24,660 $  1,731,625
    Federal Agricultural Mortgage Corp., Class A................       177       12,040
    Federal Agricultural Mortgage Corp., Class C................     9,500      672,125
    FedNat Holding Co...........................................    13,665      247,473
    Fidelity Southern Corp......................................     7,213      219,708
    Fifth Third Bancorp.........................................   173,516    4,653,699
    Financial Institutions, Inc.................................       296        7,939
    First American Financial Corp...............................    73,806    3,696,204
    First Bancorp...............................................    16,138      593,394
    First BanCorp...............................................     9,225       98,246
    First Busey Corp............................................     2,600       64,376
    First Business Financial Services, Inc......................       964       19,897
    First Citizens BancShares, Inc., Class A....................     8,627    3,515,761
    First Commonwealth Financial Corp...........................    30,547      415,439
    First Defiance Financial Corp...............................    21,760      613,197
#   First Financial Bancorp.....................................   112,065    2,950,671
    First Financial Northwest, Inc..............................    25,371      384,371
    First Hawaiian, Inc.........................................    18,350      472,146
#   First Horizon National Corp.................................   138,518    2,033,444
    First Interstate BancSystem, Inc., Class A..................     2,348       91,384
    First Merchants Corp........................................    36,312    1,330,109
    First Midwest Bancorp, Inc..................................    77,318    1,702,542
    First United Corp...........................................     1,266       20,509
*   Flagstar Bancorp, Inc.......................................     8,432      260,127
#   FNB Corp....................................................   155,117    1,807,113
#*  Franklin Financial Network, Inc.............................       400       12,748
#   Fulton Financial Corp.......................................   126,880    2,036,424
*   Genworth Financial, Inc., Class A...........................    34,964      169,226
    Global Indemnity, Ltd.......................................     8,282      272,478
    Goldman Sachs Group, Inc. (The).............................   209,155   41,414,782
    Great Southern Bancorp, Inc.................................     1,616       86,197
    Great Western Bancorp, Inc..................................    17,961      633,844
    Guaranty Federal Bancshares, Inc............................     1,684       37,890
*   Hallmark Financial Services, Inc............................    16,734      162,320
    Hancock Whitney Corp........................................    52,689    2,164,464
    Hanmi Financial Corp........................................     3,221       70,637
    Hanover Insurance Group, Inc. (The).........................    88,829   10,130,059
    Hartford Financial Services Group, Inc. (The)...............   245,844   11,535,000
    Heartland Financial USA, Inc................................       465       21,092
    Hilltop Holdings, Inc.......................................    26,171      481,808
*   HMN Financial, Inc..........................................     3,456       68,740
    Home Bancorp, Inc...........................................       719       25,424
#   Home BancShares, Inc........................................    10,133      185,535
*   HomeStreet, Inc.............................................     2,200       53,834
    Hope Bancorp, Inc...........................................    23,028      329,531
    HopFed Bancorp, Inc.........................................     6,781      133,043
    Horace Mann Educators Corp..................................    58,206    2,424,280
#   Huntington Bancshares, Inc..................................    70,847      938,014
    IBERIABANK Corp.............................................    38,909    2,874,986
    Independent Bank Group, Inc.................................    16,199      854,659
    International Bancshares Corp...............................    10,000      354,700
    Invesco, Ltd................................................   237,874    4,334,064
    Investment Technology Group, Inc............................    23,677      716,466
    Investors Bancorp, Inc......................................    67,311      817,156
    Investors Title Co..........................................     1,069      184,648
#   Janus Henderson Group P.L.C.................................   135,921    2,967,155
#   Jefferies Financial Group, Inc..............................    99,975    2,080,480
    JPMorgan Chase & Co......................................... 2,307,658  238,842,603
    Kemper Corp.................................................    59,119    4,444,566

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
FINANCIALS -- (Continued)
    KeyCorp.....................................................   526,210 $ 8,666,679
    Lakeland Bancorp, Inc.......................................    10,040     157,126
    Landmark Bancorp, Inc.......................................     2,509      57,858
    Legg Mason, Inc.............................................    43,400   1,293,320
    Lincoln National Corp.......................................   134,595   7,872,462
    Loews Corp..................................................   243,798  11,677,924
    Mackinac Financial Corp.....................................     6,893     108,565
    Marlin Business Services Corp...............................    13,787     305,934
    MB Financial, Inc...........................................    19,678     873,310
#*  MBIA, Inc...................................................    82,267     790,586
    MBT Financial Corp..........................................     9,396      94,054
    Mercantile Bank Corp........................................     4,422     146,810
    Meridian Bancorp, Inc.......................................     1,000      15,835
    MetLife, Inc................................................   949,912  43,382,481
*   MGIC Investment Corp........................................   237,667   2,966,084
    MidWestOne Financial Group, Inc.............................       346       9,588
    Morgan Stanley.............................................. 1,102,617  46,640,699
    MutualFirst Financial, Inc..................................     2,300      66,700
    MVB Financial Corp..........................................       118       1,987
    National Western Life Group, Inc., Class A..................       900     272,970
    Navient Corp................................................     6,800      77,520
    Navigators Group, Inc. (The)................................     9,617     671,267
    Nelnet, Inc., Class A.......................................    16,900     888,940
#   New York Community Bancorp, Inc.............................   131,284   1,525,520
>>  NewStar Financial, Inc......................................    41,166       8,015
    Northfield Bancorp, Inc.....................................     2,300      32,913
    Northrim BanCorp, Inc.......................................     5,734     189,967
    OceanFirst Financial Corp...................................     5,000     120,050
    OFG Bancorp.................................................    33,091     641,304
    Old National Bancorp........................................   104,940   1,693,732
    Old Republic International Corp.............................   174,823   3,522,683
*   OneMain Holdings, Inc.......................................    29,426     879,543
    Oppenheimer Holdings, Inc., Class A.........................     3,097      83,402
*   Pacific Premier Bancorp, Inc................................     3,466     103,114
#   PacWest Bancorp.............................................   112,392   4,337,207
    Peoples Bancorp of North Carolina, Inc......................       275       7,150
    Peoples Bancorp, Inc........................................    15,923     509,536
    People's United Financial, Inc..............................   216,307   3,543,109
#   Pinnacle Financial Partners, Inc............................    20,777   1,117,179
    PNC Financial Services Group, Inc. (The)....................   217,040  26,624,297
    Popular, Inc................................................    74,736   4,081,333
#*  PRA Group, Inc..............................................     3,671     108,331
    Premier Financial Bancorp, Inc..............................     6,096      86,990
    Principal Financial Group, Inc..............................   218,754  10,953,013
    ProAssurance Corp...........................................     2,700     115,182
#   Prosperity Bancshares, Inc..................................    14,152   1,006,773
    Protective Insurance Corp., Class A.........................       300       5,625
    Protective Insurance Corp., Class B.........................     5,929     109,271
    Provident Financial Holdings, Inc...........................       544       9,248
    Provident Financial Services, Inc...........................    71,759   1,773,165
    Prudential Bancorp, Inc.....................................       600      10,944
    Prudential Financial, Inc...................................   497,625  45,851,167
    Radian Group, Inc...........................................   161,945   3,115,822
    Regions Financial Corp...................................... 1,302,555  19,759,759
    Reinsurance Group of America, Inc...........................   153,566  22,182,609
#   RenaissanceRe Holdings, Ltd.................................    28,067   3,874,088
    Renasant Corp...............................................    43,702   1,552,295
    Riverview Bancorp, Inc......................................     1,682      12,531
    Safety Insurance Group, Inc.................................    26,197   2,156,275

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
FINANCIALS -- (Continued)
    Salisbury Bancorp, Inc......................................       300 $       12,084
    Sandy Spring Bancorp, Inc...................................     9,725        317,132
    Santander Consumer USA Holdings, Inc........................     9,982        190,257
    SB Financial Group, Inc.....................................     1,128         20,665
*   Select Bancorp, Inc.........................................       600          7,260
#   Selective Insurance Group, Inc..............................    45,200      2,753,584
    Severn Bancorp, Inc.........................................     1,399         11,542
    SI Financial Group, Inc.....................................     5,661         72,914
    Signature Bank..............................................    16,713      2,127,732
    Simmons First National Corp., Class A.......................    26,248        649,376
    South State Corp............................................     9,772        648,372
    Southern National Bancorp of Virginia, Inc..................       193          2,910
#   State Auto Financial Corp...................................    15,100        513,400
    Sterling Bancorp............................................   155,273      2,987,453
    Stewart Information Services Corp...........................    12,271        545,446
    Stifel Financial Corp.......................................    47,800      2,288,186
    SunTrust Banks, Inc.........................................   255,532     15,183,711
    Synchrony Financial.........................................   544,549     16,358,252
    Synovus Financial Corp......................................    68,530      2,427,333
    TCF Financial Corp..........................................    13,100        290,296
    Territorial Bancorp, Inc....................................       823         22,698
*   Texas Capital Bancshares, Inc...............................    19,680      1,146,754
    Timberland Bancorp, Inc.....................................     2,500         70,300
    Tiptree, Inc................................................    37,071        220,572
    Towne Bank..................................................     2,600         67,496
    Travelers Cos., Inc. (The)..................................   178,800     22,446,552
    TriCo Bancshares............................................       854         32,213
#   Trustmark Corp..............................................    71,711      2,261,048
    UMB Financial Corp..........................................     3,124        201,061
    Umpqua Holdings Corp........................................   123,467      2,182,897
    Union Bankshares Corp.......................................    28,126        887,657
#   United Bankshares, Inc......................................    30,327      1,072,666
    United Community Banks, Inc.................................     7,372        189,608
    United Financial Bancorp, Inc...............................     9,993        147,996
    United Fire Group, Inc......................................    24,429      1,270,308
    Unity Bancorp, Inc..........................................     3,592         71,158
    Univest Financial Corp......................................     2,256         52,993
    Unum Group..................................................   517,445     17,986,388
#   Valley National Bancorp.....................................   158,654      1,603,992
    Voya Financial, Inc.........................................    55,189      2,562,425
    Washington Federal, Inc.....................................    97,887      2,847,533
    Waterstone Financial, Inc...................................     1,426         22,388
    Wells Fargo & Co............................................ 2,670,867    130,632,105
    WesBanco, Inc...............................................    34,796      1,413,066
    Western New England Bancorp, Inc............................    11,698        108,207
    White Mountains Insurance Group, Ltd........................       272        243,054
    Wintrust Financial Corp.....................................    51,724      3,679,645
#   Zions Bancorp NA............................................    53,325      2,537,737
                                                                           --------------
TOTAL FINANCIALS................................................            1,448,682,276
                                                                           --------------

HEALTH CARE -- (14.7%)
    Abbott Laboratories.........................................   915,297     66,798,375
#*  Acadia Healthcare Co., Inc..................................    45,520      1,245,427
    Aceto Corp..................................................    31,686         38,340
*   Addus HomeCare Corp.........................................     2,044        122,947
    Allergan P.L.C..............................................   131,701     18,962,310
*   Allscripts Healthcare Solutions, Inc........................   203,244      2,396,247
#*  Amneal Pharmaceuticals, Inc.................................     4,700         57,716
*   AngioDynamics, Inc..........................................    14,354        302,869

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
HEALTH CARE -- (Continued)
#*  Anika Therapeutics, Inc.....................................    14,671 $    557,351
    Anthem, Inc.................................................   504,640  152,905,920
*   Avanos Medical, Inc.........................................    32,638    1,486,661
    Becton Dickinson and Co.....................................       300       74,838
*   Bio-Rad Laboratories, Inc., Class A.........................     5,474    1,367,788
*   Bluebird Bio, Inc...........................................     7,100      947,353
*   Brookdale Senior Living, Inc................................   216,656    1,765,746
*   Cambrex Corp................................................     2,300      100,395
*   Catalent, Inc...............................................    59,241    2,187,770
*   Centene Corp................................................    20,136    2,629,158
*   Cigna Corp..................................................   256,808   51,312,807
#*  Concert Pharmaceuticals, Inc................................     5,383       76,170
    CONMED Corp.................................................    43,239    3,041,864
    Cooper Cos., Inc. (The).....................................    13,956    3,890,375
*   Cross Country Healthcare, Inc...............................     7,595       73,140
*   CryoLife, Inc...............................................    17,502      488,481
#*  Cumberland Pharmaceuticals, Inc.............................    23,319      124,757
    CVS Health Corp............................................. 1,978,624  129,698,803
    Danaher Corp................................................   405,225   44,947,557
    DENTSPLY SIRONA, Inc........................................    73,992    3,103,964
    Digirad Corp................................................    26,711       18,845
#*  Diplomat Pharmacy, Inc......................................    34,200      495,900
*   Emergent BioSolutions, Inc..................................    48,978    3,055,737
*   Endo International P.L.C....................................    14,700      143,325
*   Enzo Biochem, Inc...........................................     6,287       23,639
*   FONAR Corp..................................................       960       21,216
*   Harvard Bioscience, Inc.....................................    16,180       55,497
*   HMS Holdings Corp...........................................     6,400      191,936
    Humana, Inc.................................................   198,071   61,201,958
*   Integer Holdings Corp.......................................    41,672    3,375,015
#*  Integra LifeSciences Holdings Corp..........................    12,395      587,027
*   IntriCon Corp...............................................     2,835       73,483
#   Invacare Corp...............................................     7,330       37,676
*   Jazz Pharmaceuticals P.L.C..................................    43,561    5,483,894
    Kewaunee Scientific Corp....................................     1,631       52,518
*   Laboratory Corp. of America Holdings........................     8,149    1,135,563
#*  LHC Group, Inc..............................................    30,318    3,205,522
*   LivaNova P.L.C..............................................    34,101    3,148,204
    Luminex Corp................................................     1,400       39,046
*   Magellan Health, Inc........................................    18,699    1,218,427
#*  Mallinckrodt P.L.C..........................................    81,300    1,777,218
    McKesson Corp...............................................    70,069    8,986,349
*   MEDNAX, Inc.................................................    81,102    2,928,593
*   Medpace Holdings, Inc.......................................       800       51,520
    Medtronic P.L.C.............................................   814,175   71,964,928
#*  Merit Medical Systems, Inc..................................    27,130    1,533,659
*   Molina Healthcare, Inc......................................    18,941    2,518,774
*   Mylan NV....................................................    28,680      858,966
#*  Myriad Genetics, Inc........................................    79,816    2,250,013
    National HealthCare Corp....................................     6,880      552,670
*   Natus Medical, Inc..........................................    16,198      546,521
*   Nektar Therapeutics.........................................    14,000      592,760
*   NuVasive, Inc...............................................     4,355      218,360
*   Nuvectra Corp...............................................    10,668      149,352
#*  Omnicell, Inc...............................................    35,405    2,305,928
#   Owens & Minor, Inc..........................................     2,841       21,506
#   PerkinElmer, Inc............................................    76,500    6,923,250
    Perrigo Co. P.L.C...........................................    24,295    1,128,503
    Pfizer, Inc................................................. 3,696,959  156,935,910

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
HEALTH CARE -- (Continued)
#*  Premier, Inc., Class A......................................  14,564 $    579,502
#*  Prestige Consumer Healthcare, Inc........................... 111,489    3,112,773
*   Providence Service Corp. (The)..............................  11,898      763,138
    Quest Diagnostics, Inc......................................  10,366      905,470
*   RTI Surgical, Inc...........................................  65,316      286,737
*   Select Medical Holdings Corp................................ 124,004    1,936,943
    STERIS P.L.C................................................     200       22,812
*   Surmodics, Inc..............................................   5,593      320,311
#*  Syneos Health, Inc..........................................  45,089    2,301,343
#   Taro Pharmaceutical Industries, Ltd.........................   3,078      292,841
    Teleflex, Inc...............................................  23,829    6,517,232
    Thermo Fisher Scientific, Inc............................... 435,609  107,016,063
*   Triple-S Management Corp., Class B..........................  20,684      416,989
*   United Therapeutics Corp....................................  28,639    3,302,936
    UnitedHealth Group, Inc.....................................  89,716   24,241,263
#*  Varex Imaging Corp..........................................   8,098      230,712
*   WellCare Health Plans, Inc..................................  18,375    5,080,320
    Zimmer Biomet Holdings, Inc.................................  10,322    1,130,878
                                                                         ------------
TOTAL HEALTH CARE...............................................          994,972,600
                                                                         ------------

INDUSTRIALS -- (12.0%)
    AAR Corp....................................................  34,206    1,288,882
    ABM Industries, Inc.........................................  68,700    2,348,853
#   Acme United Corp............................................   1,030       17,211
#   Acuity Brands, Inc..........................................  26,009    3,144,748
*   Advanced Disposal Services, Inc.............................   5,937      149,612
#*  AECOM....................................................... 101,879    3,118,516
*   Aegion Corp.................................................  42,549      772,264
*   Aerovironment, Inc..........................................  35,065    2,723,148
    AGCO Corp...................................................  63,273    4,062,127
    Air Lease Corp..............................................  62,575    2,374,096
*   Air Transport Services Group, Inc...........................  20,108      477,565
    Alamo Group, Inc............................................  22,751    1,959,544
    Alaska Air Group, Inc....................................... 109,152    6,980,270
    Albany International Corp., Class A.........................  20,551    1,411,032
#   Allegiant Travel Co.........................................   3,727      484,510
    AMERCO......................................................  29,431   10,673,446
*   Ameresco, Inc., Class A.....................................     981       14,646
#*  American Woodmark Corp......................................  16,604    1,161,450
#   Apogee Enterprises, Inc.....................................  36,374    1,239,262
    Applied Industrial Technologies, Inc........................   7,175      423,397
*   ARC Document Solutions, Inc.................................  20,800       50,544
    ArcBest Corp................................................  12,135      456,519
    Arconic, Inc................................................ 256,734    4,831,734
    Arcosa, Inc.................................................  61,271    1,803,206
    Argan, Inc..................................................  16,121      680,629
*   Armstrong Flooring, Inc.....................................   9,383      126,858
*   ASGN, Inc...................................................  56,851    3,581,044
    Astec Industries, Inc.......................................  22,925      848,684
#*  Atlas Air Worldwide Holdings, Inc...........................  29,094    1,548,383
    AZZ, Inc....................................................  18,300      818,925
    Barnes Group, Inc...........................................  49,500    2,924,460
#*  Beacon Roofing Supply, Inc..................................  26,399      959,076
*   BMC Stock Holdings, Inc.....................................   3,700       63,492
    Brady Corp., Class A........................................  38,500    1,721,335
    Briggs & Stratton Corp......................................  48,233      621,241
*   Builders FirstSource, Inc...................................  21,200      280,264
*   CAI International, Inc......................................  17,082      423,975
    Carlisle Cos., Inc..........................................  43,002    4,632,605

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
INDUSTRIALS -- (Continued)
*   Casella Waste Systems, Inc., Class A........................     5,201 $   156,654
*   CBIZ, Inc...................................................    39,049     765,360
#*  CECO Environmental Corp.....................................     3,773      25,958
*   Chart Industries, Inc.......................................    19,320   1,443,204
    Chicago Rivet & Machine Co..................................       700      19,727
#*  CIRCOR International, Inc...................................     9,719     268,730
*   Clean Harbors, Inc..........................................    35,622   2,109,179
#*  Colfax Corp.................................................    11,296     279,576
    Columbus McKinnon Corp......................................    17,542     635,020
    Comfort Systems USA, Inc....................................    44,560   2,137,543
*   Commercial Vehicle Group, Inc...............................    14,933     111,550
    CompX International, Inc....................................       500       7,130
    Copa Holdings SA, Class A...................................    34,552   3,277,257
*   Covenant Transportation Group, Inc., Class A................     7,080     166,946
    CRA International, Inc......................................     7,613     317,767
    Crane Co....................................................    24,844   2,056,089
*   CSW Industrials, Inc........................................       300      15,495
    CSX Corp.................................................... 1,055,544  69,349,241
    Cubic Corp..................................................     6,714     431,509
    Curtiss-Wright Corp.........................................    46,353   5,261,993
    Delta Air Lines, Inc........................................   433,135  21,409,863
    Deluxe Corp.................................................    11,803     554,387
    DMC Global, Inc.............................................       372      12,841
    Douglas Dynamics, Inc.......................................    30,234   1,070,284
*   Ducommun, Inc...............................................    12,645     497,834
*   DXP Enterprises, Inc........................................       402      13,230
*   Dycom Industries, Inc.......................................     7,110     412,736
    Eastern Co. (The)...........................................    10,193     277,046
    Eaton Corp. P.L.C...........................................   265,270  20,226,837
*   Echo Global Logistics, Inc..................................    23,380     555,509
    EMCOR Group, Inc............................................    62,981   4,108,251
    Encore Wire Corp............................................    19,966   1,076,167
    EnerSys.....................................................    44,739   3,814,447
#   Ennis, Inc..................................................    30,835     611,766
    EnPro Industries, Inc.......................................     8,338     550,725
    ESCO Technologies, Inc......................................    29,848   1,943,403
    Espey Manufacturing & Electronics Corp......................     1,671      43,358
*   Esterline Technologies Corp.................................    44,968   5,472,606
    Federal Signal Corp.........................................    71,923   1,580,868
    FedEx Corp..................................................   127,314  22,607,147
#   Flowserve Corp..............................................    52,147   2,296,554
    Fluor Corp..................................................   119,205   4,359,327
    Fortune Brands Home & Security, Inc.........................   124,852   5,655,796
    Forward Air Corp............................................     2,600     152,178
*   Franklin Covey Co...........................................     3,046      74,201
    Franklin Electric Co., Inc..................................     7,174     342,774
*   FreightCar America, Inc.....................................     4,692      33,407
*   FTI Consulting, Inc.........................................    43,936   3,001,708
*   Gardner Denver Holdings, Inc................................    56,146   1,385,122
#   GATX Corp...................................................    65,445   4,952,878
*   Gencor Industries, Inc......................................    13,149     182,245
    General Electric Co......................................... 1,864,734  18,945,697
#*  Genesee & Wyoming, Inc., Class A............................    28,608   2,246,300
#*  Gibraltar Industries, Inc...................................    34,603   1,233,597
#*  Goldfield Corp. (The).......................................     4,304      11,750
    Gorman-Rupp Co. (The).......................................    22,062     762,242
*   GP Strategies Corp..........................................    18,583     279,488
#   Granite Construction, Inc...................................    43,117   1,863,517
*   Great Lakes Dredge & Dock Corp..............................    69,820     493,627

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
INDUSTRIALS -- (Continued)
    Greenbrier Cos., Inc. (The).................................  22,451 $   952,147
    Griffon Corp................................................  40,152     638,818
#   Hawaiian Holdings, Inc......................................  24,322     778,790
#   Heartland Express, Inc......................................   4,300      86,043
    Heidrick & Struggles International, Inc.....................  18,634     615,854
*   Herc Holdings, Inc..........................................   1,679      62,207
*   Heritage-Crystal Clean, Inc.................................   7,165     183,424
    Herman Miller, Inc..........................................  21,186     725,197
#*  Hertz Global Holdings, Inc..................................  55,682     923,764
*   Hub Group, Inc., Class A....................................   6,511     289,805
    Hubbell, Inc................................................  17,724   1,937,765
    Hurco Cos., Inc.............................................   7,910     303,349
*   Huron Consulting Group, Inc.................................  15,801     763,978
    Hyster-Yale Materials Handling, Inc.........................  12,246     852,199
    ICF International, Inc......................................  31,660   2,087,027
    Ingersoll-Rand P.L.C........................................ 213,109  21,319,424
*   InnerWorkings, Inc..........................................  66,086     303,335
    Insteel Industries, Inc.....................................  17,578     388,298
    ITT, Inc....................................................  56,136   2,950,508
#*  JELD-WEN Holding, Inc.......................................   1,631      29,097
*   JetBlue Airways Corp........................................ 324,893   5,844,825
    Johnson Controls International P.L.C........................ 151,178   5,105,281
    Kadant, Inc.................................................  12,486   1,065,056
    Kaman Corp..................................................  19,988   1,181,691
    KAR Auction Services, Inc...................................  18,100     941,381
    KBR, Inc....................................................  24,193     416,120
    Kennametal, Inc.............................................  28,783   1,081,665
    Kimball International, Inc., Class B........................  35,232     497,828
#*  Kirby Corp..................................................  41,400   3,101,274
#   Knight-Swift Transportation Holdings, Inc...................  56,839   1,804,638
    Knoll, Inc..................................................   4,200      84,672
    Korn/Ferry International....................................  61,810   2,818,536
#*  Kratos Defense & Security Solutions, Inc....................   2,711      41,993
    L3 Technologies, Inc........................................ 100,470  19,780,534
*   Lawson Products, Inc........................................   8,847     261,871
*   LB Foster Co., Class A......................................   6,682     119,407
    LSC Communications, Inc.....................................   5,700      45,201
    LSI Industries, Inc.........................................  27,715      90,628
*   Lydall, Inc.................................................  15,105     400,585
#   Macquarie Infrastructure Corp...............................   1,300      56,121
    ManpowerGroup, Inc..........................................  48,743   3,852,159
    Marten Transport, Ltd.......................................  79,636   1,540,957
*   Masonite International Corp.................................  10,406     595,223
#*  MasTec, Inc.................................................  63,539   2,819,861
    Matson, Inc.................................................  62,316   2,088,209
    Matthews International Corp., Class A.......................  22,887   1,018,243
    McGrath RentCorp............................................  17,552     884,621
#*  Mercury Systems, Inc........................................   2,055     120,485
*   Milacron Holdings Corp......................................  37,800     523,908
    Miller Industries, Inc......................................  20,099     603,975
*   Mistras Group, Inc..........................................   4,200      61,782
    Mobile Mini, Inc............................................  54,461   2,058,081
    Moog, Inc., Class A.........................................  35,839   3,206,515
#*  MRC Global, Inc............................................. 104,097   1,625,995
    MSC Industrial Direct Co., Inc., Class A....................  19,765   1,650,180
    Mueller Industries, Inc.....................................  44,012   1,140,351
    Mueller Water Products, Inc., Class A.......................  41,700     411,996
#   Multi-Color Corp............................................   8,908     414,667
*   MYR Group, Inc..............................................  19,582     596,664

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
INDUSTRIALS -- (Continued)
#   National Presto Industries, Inc.............................     571 $    68,303
    Navigant Consulting, Inc....................................  12,297     318,738
    Nielsen Holdings P.L.C......................................  91,660   2,353,829
*   NL Industries, Inc..........................................   4,775      18,097
#   NN, Inc.....................................................  18,396     167,955
    Norfolk Southern Corp....................................... 545,229  91,456,712
*   Northwest Pipe Co...........................................   5,286     121,789
#*  NOW, Inc....................................................   5,412      73,224
    nVent Electric P.L.C........................................ 121,834   3,048,287
    Oshkosh Corp................................................  75,138   5,639,107
    Owens Corning............................................... 149,300   7,821,827
    PACCAR, Inc.................................................  93,329   6,114,916
*   PAM Transportation Services, Inc............................   6,449     316,968
    Pentair P.L.C...............................................  75,472   3,108,692
*   Perma-Pipe International Holdings, Inc......................   8,900      77,430
*   PGT Innovations, Inc........................................   2,600      43,264
    Powell Industries, Inc......................................   5,719     159,617
    Primoris Services Corp......................................  32,400     646,380
#   Quad/Graphics, Inc..........................................   6,491      87,693
    Quanex Building Products Corp...............................  30,731     480,940
    Quanta Services, Inc........................................ 168,307   5,947,969
*   Radiant Logistics, Inc......................................  42,044     207,697
    Raytheon Co.................................................   6,649   1,095,489
*   RCM Technologies, Inc.......................................  15,245      59,456
    Regal Beloit Corp...........................................  18,970   1,456,137
    Republic Services, Inc...................................... 429,755  32,966,506
*   Resideo Technologies, Inc...................................   2,075      45,505
    Resources Connection, Inc...................................  28,155     470,470
*   Rexnord Corp................................................  65,878   1,722,710
    Rush Enterprises, Inc., Class A.............................  33,503   1,281,490
    Rush Enterprises, Inc., Class B.............................  18,522     720,876
    Ryder System, Inc...........................................  89,844   5,202,866
*   Saia, Inc...................................................  29,325   1,758,620
    Schneider National, Inc., Class B...........................   7,900     167,796
*   Sensata Technologies Holding P.L.C.......................... 111,547   5,298,482
*   SIFCO Industries, Inc.......................................   4,527      14,667
    Simpson Manufacturing Co., Inc..............................  43,300   2,657,754
    SkyWest, Inc................................................  55,106   2,807,651
    Snap-on, Inc................................................  15,588   2,587,452
    Southwest Airlines Co....................................... 531,263  30,154,488
    Spartan Motors, Inc.........................................  16,820     141,624
*   Sparton Corp................................................   8,563     157,474
*   Spirit Airlines, Inc........................................  61,789   3,634,429
*   SPX FLOW, Inc...............................................  20,567     673,981
    Standex International Corp..................................  22,341   1,666,192
    Stanley Black & Decker, Inc................................. 129,900  16,424,556
    Steelcase, Inc., Class A.................................... 100,669   1,661,039
#*  Stericycle, Inc.............................................  58,634   2,584,587
*   Sterling Construction Co., Inc..............................  29,900     395,876
#*  Team, Inc...................................................   6,674      95,705
#   Terex Corp..................................................  84,315   2,589,314
    Tetra Tech, Inc.............................................  57,122   3,152,563
    Textron, Inc................................................   1,844      98,156
*   Thermon Group Holdings, Inc.................................   4,300      99,158
    Timken Co. (The)............................................  28,973   1,233,960
    Titan International, Inc....................................  19,064     107,140
*   Titan Machinery, Inc........................................   2,883      54,027
*   Transcat, Inc...............................................   7,700     172,480
*   TriMas Corp.................................................   6,000     173,940

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
INDUSTRIALS -- (Continued)
#   Trinity Industries, Inc..................................... 120,734 $  2,822,761
#   Triton International, Ltd...................................  27,753      997,720
#   Triumph Group, Inc..........................................   3,794       67,723
#*  Tutor Perini Corp...........................................  40,944      704,646
*   Twin Disc, Inc..............................................   6,900      125,028
*   Ultralife Corp..............................................   3,309       26,472
    UniFirst Corp...............................................  18,705    2,589,333
    Union Pacific Corp.......................................... 563,195   89,587,429
*   United Continental Holdings, Inc............................ 114,796   10,018,247
    United Technologies Corp.................................... 210,708   24,878,294
#*  Univar, Inc.................................................  23,353      486,443
    Universal Forest Products, Inc..............................  95,400    2,940,228
*   USA Truck, Inc..............................................   7,482      133,629
    USG Corp....................................................  52,100    2,248,115
    Valmont Industries, Inc.....................................   6,200      799,800
*   Vectrus, Inc................................................   8,269      208,296
*   Veritiv Corp................................................   9,437      322,274
    Viad Corp...................................................  23,193    1,222,271
    Virco Manufacturing Corp....................................  12,601       53,428
    VSE Corp....................................................     610       19,904
    Wabash National Corp........................................  23,800      331,772
#   Wabtec Corp.................................................  39,741    2,748,488
    Watts Water Technologies, Inc., Class A.....................  20,022    1,499,047
#   Werner Enterprises, Inc.....................................  36,605    1,205,037
*   Wesco Aircraft Holdings, Inc................................  13,057      114,118
*   WESCO International, Inc....................................  52,083    2,729,149
*   Willis Lease Finance Corp...................................   6,713      256,974
    Woodward, Inc...............................................  14,712    1,336,585
#*  XPO Logistics, Inc..........................................  99,105    6,023,602
                                                                         ------------
TOTAL INDUSTRIALS...............................................          811,650,265
                                                                         ------------

INFORMATION TECHNOLOGY -- (11.2%)
*   ACI Worldwide, Inc..........................................  49,250    1,455,830
*   Advanced Energy Industries, Inc.............................   6,800      348,772
*   Agilysys, Inc...............................................  14,791      261,801
*   Alithya Group, Inc., Class A................................  11,334       31,395
*   Alpha & Omega Semiconductor, Ltd............................  20,661      246,073
    Amdocs, Ltd.................................................  73,504    4,107,404
*   Amkor Technology, Inc.......................................   1,400       11,200
    Analog Devices, Inc.........................................  33,465    3,308,350
*   Anixter International, Inc..................................  16,101      977,492
#*  Arlo Technologies, Inc......................................   4,358       31,334
*   ARRIS International P.L.C................................... 123,333    3,871,423
*   Arrow Electronics, Inc...................................... 175,521   13,330,820
    AstroNova, Inc..............................................   6,285      125,574
    Avnet, Inc.................................................. 139,400    5,743,280
    AVX Corp....................................................  72,760    1,291,490
*   Aware, Inc..................................................  14,326       50,428
*   Axcelis Technologies, Inc...................................     175        3,645
#*  AXT, Inc....................................................  24,921      102,425
    Bel Fuse, Inc., Class A.....................................   3,574       72,195
    Bel Fuse, Inc., Class B.....................................  11,381      262,673
#   Belden, Inc.................................................  11,157      598,127
    Benchmark Electronics, Inc..................................  62,063    1,577,641
    Brooks Automation, Inc......................................  50,847    1,582,867
    Cabot Microelectronics Corp.................................   5,417      551,938
*   CACI International, Inc., Class A...........................  27,304    4,564,683
*   Calix, Inc..................................................  10,904      118,636
*   Cardtronics P.L.C., Class A.................................  13,293      359,842

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CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    CCUR Holdings, Inc..........................................    11,740 $     43,790
*   Ciena Corp..................................................   133,800    5,096,442
*   Cirrus Logic, Inc...........................................    56,200    2,087,830
    Cisco Systems, Inc.......................................... 4,221,011  199,611,610
#*  Coherent, Inc...............................................     9,211    1,088,740
    Cohu, Inc...................................................    17,208      301,828
*   CommScope Holding Co., Inc..................................   116,792    2,442,121
    Comtech Telecommunications Corp.............................    15,569      388,758
*   Conduent, Inc...............................................   171,508    2,186,727
*   CoreLogic, Inc..............................................    96,545    3,504,584
    Corning, Inc................................................   785,955   26,140,863
*   Cray, Inc...................................................     7,670      168,280
#*  Cree, Inc...................................................    77,800    3,923,454
    CSP, Inc....................................................     2,414       23,416
    CTS Corp....................................................    66,936    1,898,974
#*  CyberOptics Corp............................................     3,281       69,196
#   Cypress Semiconductor Corp..................................   207,774    2,881,825
    Daktronics, Inc.............................................    44,000      331,320
*   Dell Technologies, Class C..................................    24,705    1,200,416
*   Digi International, Inc.....................................    25,438      301,695
*   Diodes, Inc.................................................     4,709      158,364
    Dolby Laboratories, Inc., Class A...........................    10,000      646,300
*   DSP Group, Inc..............................................    46,713      590,452
    DXC Technology Co...........................................   228,936   14,679,376
*   EchoStar Corp., Class A.....................................    27,151    1,112,648
*   Electro Scientific Industries, Inc..........................     8,085      242,550
#*  Electronics for Imaging, Inc................................    58,110    1,534,685
*   EMCORE Corp.................................................       744        3,266
*   ePlus, Inc..................................................    17,490    1,385,558
*   Fabrinet....................................................     8,855      503,318
*   FARO Technologies, Inc......................................    20,000      850,400
    Fidelity National Information Services, Inc.................   198,899   20,790,912
*   Finisar Corp................................................    66,449    1,513,708
#*  First Solar, Inc............................................    28,866    1,460,331
*   Flex, Ltd...................................................   157,519    1,515,333
    FLIR Systems, Inc...........................................    40,437    1,976,561
*   FormFactor, Inc.............................................    83,395    1,252,593
*   Frequency Electronics, Inc..................................     7,390       97,991
*   GSI Technology, Inc.........................................     2,491       19,206
*   Harmonic, Inc...............................................    13,666       72,293
    Hewlett Packard Enterprise Co...............................   894,616   13,947,063
#*  II-VI, Inc..................................................    43,940    1,667,962
*   Insight Enterprises, Inc....................................    42,100    1,933,232
    Intel Corp.................................................. 4,943,498  232,937,626
    InterDigital, Inc...........................................    11,300      822,753
#*  Itron, Inc..................................................    25,301    1,382,194
    Jabil, Inc..................................................   160,047    4,265,253
    Juniper Networks, Inc.......................................   212,100    5,501,874
    KEMET Corp..................................................    46,723      827,932
*   Key Tronic Corp.............................................    17,623      127,767
*   Kimball Electronics, Inc....................................    23,443      379,073
    Kulicke & Soffa Industries, Inc.............................    74,988    1,689,480
*   KVH Industries, Inc.........................................    13,696      153,121
*   Lattice Semiconductor Corp..................................    35,397      276,097
*   Limelight Networks, Inc.....................................    40,504      126,372
#   Littelfuse, Inc.............................................    11,788    2,071,387
#*  LiveRamp Holdings, Inc......................................    48,169    2,092,461
    LogMeIn, Inc................................................    27,580    2,565,492
#*  Lumentum Holdings, Inc......................................    34,339    1,679,521

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    ManTech International Corp., Class A........................   2,048 $    115,446
#   Marvell Technology Group, Ltd............................... 166,418    3,083,726
    Methode Electronics, Inc....................................  72,016    1,854,412
*   Micron Technology, Inc...................................... 842,584   32,203,560
*   MicroStrategy, Inc., Class A................................     900      114,201
    MKS Instruments, Inc........................................  62,405    5,094,120
    Monotype Imaging Holdings, Inc..............................   1,400       23,240
*   Nanometrics, Inc............................................   1,600       48,944
#*  NETGEAR, Inc................................................  34,428    1,363,693
*   Netscout Systems, Inc.......................................  21,784      564,859
#*  Nuance Communications, Inc.................................. 200,300    3,178,761
*   ON Semiconductor Corp....................................... 364,015    7,294,861
*   Optical Cable Corp..........................................  10,474       37,287
*   OSI Systems, Inc............................................     500       44,845
#*  PAR Technology Corp.........................................  10,048      250,497
    Park Electrochemical Corp...................................     830       18,907
    PC Connection, Inc..........................................  35,467    1,175,022
#*  PCM, Inc....................................................  10,471      223,556
*   Perceptron, Inc.............................................   1,300       10,036
*   Perficient, Inc.............................................  28,300      721,933
    Perspecta, Inc.............................................. 114,468    2,295,083
*   Photronics, Inc.............................................  79,712      852,121
*   Plexus Corp.................................................  35,152    1,972,730
*   Qorvo, Inc..................................................  76,473    4,998,275
*   Rambus, Inc.................................................   9,315       84,021
*   Ribbon Communications, Inc..................................   6,622       36,951
    Richardson Electronics, Ltd.................................  15,464      113,970
#*  Rogers Corp.................................................  16,943    2,150,236
*   Rudolph Technologies, Inc...................................  26,797      582,031
*   Sanmina Corp................................................  39,846    1,243,992
*   ScanSource, Inc.............................................  20,841      798,419
    Science Applications International Corp.....................   3,594      241,301
    SS&C Technologies Holdings, Inc.............................  51,586    2,656,163
*   Sykes Enterprises, Inc......................................  21,292      587,020
#*  Synaptics, Inc..............................................  40,726    1,620,895
    SYNNEX Corp.................................................  55,899    5,408,787
    TE Connectivity, Ltd........................................ 197,255   15,967,792
*   Tech Data Corp..............................................  81,325    7,777,110
    TESSCO Technologies, Inc....................................   8,689      139,111
    TiVo Corp...................................................  19,000      211,470
#*  TTM Technologies, Inc.......................................  72,684      834,412
#*  Ultra Clean Holdings, Inc...................................  16,700      198,062
*   Veeco Instruments, Inc......................................  15,978      156,744
*   Verint Systems, Inc.........................................  44,826    2,168,234
#*  ViaSat, Inc.................................................   8,800      551,672
#*  Viavi Solutions, Inc........................................  16,203      180,177
*   Virtusa Corp................................................  30,064    1,458,705
#   Vishay Intertechnology, Inc................................. 151,731    2,958,755
*   Vishay Precision Group, Inc.................................  16,480      550,926
    Western Digital Corp........................................ 215,907    9,713,656
    Xerox Corp.................................................. 219,074    6,180,078
    Xperi Corp..................................................  54,435    1,166,542
                                                                         ------------
TOTAL INFORMATION TECHNOLOGY....................................          756,809,059
                                                                         ------------

MATERIALS -- (2.2%)
*   AdvanSix, Inc...............................................  19,500      616,980
#   Albemarle Corp..............................................  85,311    6,887,157
*   Alcoa Corp.................................................. 173,747    5,156,811
#*  Allegheny Technologies, Inc.................................  63,324    1,734,444

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
MATERIALS -- (Continued)
#*  Ampco-Pittsburgh Corp.......................................   4,007 $   13,944
    Ashland Global Holdings, Inc................................ 112,560  8,543,304
    Bemis Co., Inc..............................................  41,892  2,046,005
    Boise Cascade Co............................................  43,464  1,193,956
    Cabot Corp..................................................  52,535  2,463,366
    Carpenter Technology Corp...................................  44,828  2,118,571
#*  Century Aluminum Co.........................................  15,822    145,562
*   Clearwater Paper Corp.......................................  16,822    567,238
*   Coeur Mining, Inc...........................................  13,910     71,637
    Commercial Metals Co........................................  75,297  1,313,933
#   Compass Minerals International, Inc.........................  10,772    562,837
    Core Molding Technologies, Inc..............................  11,847    103,069
    Domtar Corp.................................................  46,407  2,176,488
    DowDuPont, Inc..............................................  81,559  4,388,690
    Eagle Materials, Inc........................................  17,439  1,238,169
    Element Solutions, Inc......................................  56,634    636,566
    Freeport-McMoRan, Inc.......................................  24,064    280,105
    Friedman Industries, Inc....................................   3,048     23,500
    FutureFuel Corp.............................................   6,104    111,764
    Gold Resource Corp..........................................   4,500     20,205
#   Graphic Packaging Holding Co................................ 226,842  2,737,983
    Greif, Inc., Class A........................................  21,053    821,067
    Hawkins, Inc................................................     409     16,969
    Haynes International, Inc...................................  10,047    329,542
    HB Fuller Co................................................  58,475  2,888,080
#   Hecla Mining Co............................................. 430,424  1,162,145
    Huntsman Corp............................................... 151,388  3,325,994
    Innophos Holdings, Inc......................................  22,786    681,301
    Innospec, Inc...............................................  16,733  1,175,828
    Kaiser Aluminum Corp........................................  27,181  2,728,157
*   Kraton Corp.................................................  18,082    509,912
#   Kronos Worldwide, Inc.......................................   2,217     29,198
    Louisiana-Pacific Corp...................................... 173,457  4,228,882
*   LSB Industries, Inc.........................................   1,758     13,097
#   Martin Marietta Materials, Inc..............................  23,633  4,175,478
    Materion Corp...............................................  18,497    868,064
    Mercer International, Inc...................................  21,725    320,878
    Minerals Technologies, Inc..................................  34,280  2,007,780
    Mosaic Co. (The)............................................  17,274    557,605
    Neenah, Inc.................................................   7,684    535,344
    Newmont Mining Corp......................................... 141,468  4,825,474
    Northern Technologies International Corp....................   3,035     92,568
    Nucor Corp.................................................. 103,401  6,332,277
    Olin Corp................................................... 186,712  4,408,270
#   Olympic Steel, Inc..........................................   9,986    192,430
#   Owens-Illinois, Inc.........................................  40,137    805,550
    PH Glatfelter Co............................................  43,300    553,374
*   PQ Group Holdings, Inc......................................   2,829     42,577
#   Rayonier Advanced Materials, Inc............................   4,094     59,281
    Reliance Steel & Aluminum Co................................  93,801  7,680,426
#   Royal Gold, Inc.............................................  44,209  3,862,540
    Schnitzer Steel Industries, Inc., Class A...................     400      9,680
    Schweitzer-Mauduit International, Inc.......................  30,600    981,036
#   Sensient Technologies Corp..................................  38,101  2,391,981
    Silgan Holdings, Inc........................................   5,100    140,862
    Sonoco Products Co..........................................  61,593  3,546,525
    Steel Dynamics, Inc......................................... 185,468  6,786,274
    Stepan Co...................................................   4,678    411,337
#*  Summit Materials, Inc., Class A.............................  14,342    218,859

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                     SHARES       VALUE+
                                                                   ---------- --------------
MATERIALS -- (Continued)
*     SunCoke Energy, Inc.........................................     62,210 $      699,240
      Synalloy Corp...............................................        949         14,994
#*    TimkenSteel Corp............................................     36,857        469,190
*     Trecora Resources...........................................      1,376         11,930
      Tredegar Corp...............................................     26,545        432,949
      Trinseo SA..................................................     16,569        812,710
      Tronox, Ltd., Class A.......................................     82,313        721,062
*     UFP Technologies, Inc.......................................        339         11,187
      United States Lime & Minerals, Inc..........................      2,500        172,525
      United States Steel Corp....................................    168,857      3,806,037
*     Universal Stainless & Alloy Products, Inc...................      6,269        112,403
#*    US Concrete, Inc............................................      1,500         53,400
#     Valvoline, Inc..............................................    204,538      4,522,335
*     Verso Corp., Class A........................................      2,361         58,246
#     Vulcan Materials Co.........................................     58,246      5,920,706
#     Westlake Chemical Corp......................................    158,152     11,687,433
      WestRock Co.................................................    128,973      5,250,491
      Worthington Industries, Inc.................................     48,820      1,841,979
                                                                              --------------
TOTAL MATERIALS                                                                  151,467,743
                                                                              --------------
REAL ESTATE -- (0.2%)
      Alexander & Baldwin, Inc....................................     55,273      1,273,490
      Griffin Industrial Realty, Inc..............................      1,500         50,445
*     Howard Hughes Corp. (The)...................................     30,139      3,346,635
      Jones Lang LaSalle, Inc.....................................     32,376      4,643,042
#     Kennedy-Wilson Holdings, Inc................................     96,704      1,933,113
      Newmark Group, Inc., Class A................................     14,983        156,572
*     Rafael Holdings, Inc., Class B..............................        550          8,481
      RE/MAX Holdings, Inc., Class A..............................      3,800        158,536
*     Stratus Properties, Inc.....................................      3,069         72,735
                                                                              --------------
TOTAL REAL ESTATE.................................................                11,643,049
                                                                              --------------

UTILITIES -- (0.1%)
      MDU Resources Group, Inc....................................    106,175      2,729,759
      New Jersey Resources Corp...................................     47,817      2,319,125
      NRG Energy, Inc.............................................     55,469      2,269,237
#     Ormat Technologies, Inc.....................................     21,034      1,213,872
                                                                              --------------
TOTAL UTILITIES...................................................                 8,531,993
                                                                              --------------

TOTAL COMMON STOCKS                                                            6,644,262,916
                                                                              --------------

RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>*   Media General, Inc. Contingent Value Rights.................     25,196          1,973
                                                                              --------------
TOTAL INVESTMENT SECURITIES.......................................             6,644,264,889
                                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market
        Fund 2.320%............................................... 14,263,630     14,263,630
                                                                              --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)  DFA Short Term Investment Fund..............................  9,809,522    113,505,983
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,047,799,566)^^.                                                    $6,772,034,502
                                                                              ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                              -------------- ------------ ------- --------------
Common Stocks................................
   Communication Services.................... $  796,879,324           --   --    $  796,879,324
   Consumer Discretionary....................    421,527,336           --   --       421,527,336
   Consumer Staples..........................    410,119,860           --   --       410,119,860
   Energy....................................    831,979,411           --   --       831,979,411
   Financials................................  1,448,674,261 $      8,015   --     1,448,682,276
   Health Care...............................    994,972,600           --   --       994,972,600
   Industrials...............................    811,650,265           --   --       811,650,265
   Information Technology....................    756,809,059           --   --       756,809,059
   Materials.................................    151,467,743           --   --       151,467,743
   Real Estate...............................     11,643,049           --   --        11,643,049
   Utilities.................................      8,531,993           --   --         8,531,993
Rights/Warrants
   Consumer Discretionary....................             --        1,973   --             1,973
Temporary Cash Investments...................     14,263,630           --   --        14,263,630
Securities Lending Collateral................             --  113,505,983   --       113,505,983
                                              -------------- ------------   --    --------------
TOTAL........................................ $6,658,518,531 $113,515,971   --    $6,772,034,502
                                              ============== ============   ==    ==============

-------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

January 31, 2019 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                 Rate            Maturity Face Amount $ Fair Value $
--------------------                                       ------------------------- -------- ------------- ------------
CORPORATE BONDS - 1.5%
(r)Apple, Inc.                                             2.89% (US0003M + 30 bps)  05/06/19   20,000,000   20,014,600
(r)++Roche Holdings, Inc.                                  3.14% (US0003M + 34 bps)  09/30/19    5,850,000    5,860,668
(r)Toyota Motor Credit Corp.                               3.46% (US0003M + 82 bps)  02/19/19   16,900,000   16,906,266
(r)Toyota Motor Credit Corp.                               2.68% (US0003M + 6 bps)   05/15/19  150,000,000  149,999,588
(r)Toyota Motor Credit Corp.                               2.87% (US0003M + 10 bps)  07/25/19   75,000,000   74,992,778
                                                                                               -----------  -----------
TOTAL CORPORATE BONDS (Cost $267,811,512)                                                      267,750,000  267,773,900
                                                                                               -----------  -----------
YANKEE BONDS - 3.3%
(y)Inter-American Development Bank                         2.41%                     02/12/19  200,000,000  199,853,999
(y)International Bank for Reconstruction and Development   2.44%                     02/25/19  200,000,000  199,681,400
(y)International Bank for Reconstruction and Development   2.44%                     02/27/19  200,000,000  199,654,800
(r)Royal Bank of Canada NY                                 3.32% (US0003M + 53 bps)  03/15/19    1,479,000    1,479,924
(r)Shell International Finance BV                          3.12% (US0003M + 35 bps)  09/12/19    5,280,000    5,291,074
(r)Svenska Handelsbanken NY                                3.27% (US0001M + 49 bps)  06/17/19    2,000,000    2,002,474
                                                                                               -----------  -----------
TOTAL YANKEE BONDS (Cost $607,952,137)                                                         608,759,000  607,963,671
                                                                                               -----------  -----------
COMMERCIAL PAPER - 54.1%
(y)++Alberta Province                                      2.58%                     02/08/19  125,000,000  124,933,723
(y)++Alberta Province                                      2.61%                     02/19/19   60,000,000   59,922,701
(y)++Alberta Province                                      2.69%                     04/08/19   45,000,000   44,787,945
(y)++Alberta Province                                      2.62%                     04/22/19   75,000,000   74,568,844
(y)++Apple, Inc.                                           2.50%                     02/21/19   11,500,000   11,483,457
(y)++Archer-Daniels-Midland                                2.40%                     02/05/19   46,750,000   46,734,494
(y)++Archer-Daniels-Midland                                2.45%                     02/06/19   95,000,000   94,962,095
(y)++Australia & New Zealand Banking Group                 2.72%                     04/08/19  174,000,000  173,165,158
(y)++Australia & New Zealand Banking Group                 2.72%                     04/09/19   45,000,000   44,780,530
(y)++Australia & New Zealand National International, Ltd.  2.74%                     02/28/19   25,000,000   24,952,070
(r)++Australia & New Zealand National International, Ltd.  2.64% (US0001M + 14 bps)  03/26/19   75,000,000   75,013,425
(y)Bank of Nova Scotia                                     2.57%                     02/04/19  100,000,000   99,973,322
(r)Bank of Nova Scotia                                     2.73% (US0001M + 22 bps)  10/09/19  100,000,000   99,991,400
(y)Banque Et Caisse d'Epargne de l'Etat                    2.50%                     02/11/19  140,000,000  139,896,905
(y)++BNG Bank NV                                           2.50%                     02/28/19  150,000,000  149,711,250
(y)++Caisse des Depots et Consignations                    2.57%                     04/26/19  100,000,000   99,391,542
(y)++Chevron Corp.                                         2.43%                     02/05/19   50,000,000   49,983,563
(y)++Coca-Cola Co.                                         2.56%                     02/07/19   37,250,000   37,232,472
(y)++Colgate-Palmolive Co.                                 2.35%                     02/05/19   25,000,000   24,991,865
(y)++Commonwealth Bank of Australia                        2.61%                     04/24/19  107,850,000  107,199,521
(r)++Commonwealth Bank of Australia                        2.71% (US0001M + 20 bps)  09/06/19   25,000,000   24,996,200
(r)++DBS Bank, Ltd.                                        2.66% (US0001M + 15 bps)  03/25/19   50,000,000   50,009,950
(y)++Emerson Electric Co.                                  2.42%                     02/25/19   35,000,000   34,939,795
(y)++Equinor ASA                                           2.54%                     02/05/19  100,000,000   99,967,125
(y)++Erste Abwicklungsanstalt                              2.63%                     02/12/19  100,000,000   99,919,400
(y)++Erste Abwicklungsanstalt                              2.63%                     02/14/19  115,000,000  114,891,190
(r)++Erste Abwicklungsanstalt                              2.63% (US0001M + 12 bps)  03/01/19  150,000,000  150,019,350
(y)++Erste Abwicklungsanstalt                              2.65%                     04/18/19   85,000,000   84,530,942
(y)European Investment Bank                                2.48%                     04/01/19  100,000,000   99,581,667
(y)Exxon Mobil Corp.                                       2.45%                     02/08/19  100,000,000   99,946,978
(y)++Hydro-Quebec                                          2.52%                     02/06/19  100,000,000   99,960,433
(y)++Hydro-Quebec                                          2.53%                     02/22/19   75,000,000   74,887,754
(y)++Hydro-Quebec                                          2.54%                     04/25/19  100,000,000   99,402,667
(y)++Kimberly-Clark Worldwide                              2.42%                     02/05/19   41,400,000   41,386,286
(y)++Kimberly-Clark Worldwide                              2.41%                     02/19/19   11,175,000   11,160,426
(y)++Kreditanstalt Fur Wiederaufbau                        2.47%                     02/22/19  100,000,000   99,848,322
(y)++Landesbank Hessen-Thuri                               2.55%                     02/07/19   50,000,000   49,976,716
(y)++Landesbank Hessen-Thuri                               2.55%                     02/11/19  150,000,000  149,890,092
(y)++Landesbank Hessen-Thuri                               2.59%                     04/30/19  150,000,000  149,048,813
(y)++Landesbank Hessen-Thuri                               2.60%                     05/01/19  200,000,000  198,714,999
(y)++L'Oreal USA, Inc.                                     2.51%                     02/06/19   60,000,000   59,976,260
(y)++National Australia Bank, Ltd.                         2.64%                     02/14/19   50,000,000   49,953,606
(y)++National Australia Bank, Ltd.                         2.62%                     02/19/19  100,000,000   99,873,017
(y)++National Australia Bank, Ltd.                         2.67%                     02/26/19  165,000,000  164,709,948
(y)National Rural Utilities Cooperative Finance Corp.      2.51%                     02/06/19   13,175,000   13,169,745
(y)National Rural Utilities Cooperative Finance Corp.      2.51%                     02/13/19   30,000,000   29,973,512
(y)National Rural Utilities Cooperative Finance Corp.      2.52%                     02/28/19   28,020,000   27,965,626
(y)National Rural Utilities Cooperative Finance Corp.      2.51%                     03/04/19   15,000,000   14,966,613
(y)++Nederlandse Waterschapsbank NV                        2.44%                     02/01/19  150,000,000  149,990,166
(y)++Nederlandse Waterschapsbank NV                        2.54%                     02/07/19  175,000,000  174,917,652
(y)++Nederlandse Waterschapsbank NV                        2.51%                     02/21/19  100,000,000   99,853,233

-------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    Rate            Maturity Face Amount $ Fair Value $
--------------------                          ------------------------- -------- ------------- ------------
COMMERCIAL PAPER - 54.1% (CONTINUED)
(y)++Nederlandse Waterschapsbank NV           2.51%                     03/11/19   125,000,000   124,656,041
(y)Nestle Finance International, Ltd.         2.74%                     03/14/19   150,000,000   149,560,751
(y)++Nordea Bank AB                           2.69%                     02/26/19   150,000,000   149,734,475
(y)++Nordea Bank AB                           2.70%                     02/27/19   150,000,000   149,724,038
(y)++Nordea Bank AB                           2.68%                     04/15/19    50,000,000    49,738,534
(y)++NRW.Bank                                 2.54%                     02/07/19   150,000,000   149,929,563
(y)++NRW.Bank                                 2.56%                     02/26/19   150,000,000   149,737,076
(y)++NRW.Bank                                 2.65%                     04/15/19   150,000,000   149,237,492
(y)++NRW.Bank                                 2.54%                     05/03/19    50,000,000    49,680,428
(y)Oesterreich Kontrollbank                   2.65%                     02/11/19   125,000,000   124,907,951
(y)Oesterreich Kontrollbank                   2.45%                     02/15/19    35,100,000    35,064,315
(y)Oesterreich Kontrollbank                   2.62%                     02/28/19   150,000,000   149,711,250
(r)++Oversea-Chinese Banking Corp., Ltd.      2.66% (US0001M + 15 bps)  02/25/19   100,000,000   100,013,400
(y)++Oversea-Chinese Banking Corp., Ltd.      2.76%                     03/06/19   200,000,000   199,526,455
(y)++Oversea-Chinese Banking Corp., Ltd.      2.76%                     03/12/19   100,000,000    99,720,333
(r)++Oversea-Chinese Banking Corp., Ltd.      2.68% (US0001M + 16 bps)  04/02/19    55,000,000    55,009,405
(y)PACCAR Financial Corp.                     2.51%                     02/11/19    29,200,000    29,178,319
(y)++Province of Quebec                       2.49%                     03/29/19   100,000,000    99,604,958
(y)++PSP Capital, Inc.                        2.52%                     02/05/19    80,000,000    79,973,722
(y)++PSP Capital, Inc.                        2.61%                     02/11/19    30,000,000    29,977,908
(y)++PSP Capital, Inc.                        2.47%                     02/21/19    25,000,000    24,964,475
(y)++PSP Capital, Inc.                        2.57%                     03/07/19    50,000,000    49,881,049
(y)++PSP Capital, Inc.                        2.68%                     03/11/19    49,100,000    48,969,149
(y)++PSP Capital, Inc.                        2.53%                     03/22/19    41,000,000    40,857,639
(y)++PSP Capital, Inc.                        2.57%                     04/02/19    50,000,000    49,784,636
(y)++PSP Capital, Inc.                        2.61%                     04/23/19    22,000,000    21,870,162
(y)++Roche Holdings, Inc.                     2.41%                     02/04/19    26,400,000    26,393,074
(r)Royal Bank of Canada NY                    2.90% (US0003M + 16 bps)  09/03/19   100,000,000   100,062,545
(r)++Royal Bank of Canada NY                  2.75% (US0001M + 24 bps)  10/11/19    75,000,000    75,005,925
(r)++Royal Bank of Canada NY                  2.92% (US0003M + 14 bps)  01/16/20    30,000,000    30,025,029
(y)++Sanofi-Aventis                           2.51%                     03/13/19    96,000,000    95,725,573
(y)++Sanofi-Aventis                           2.60%                     03/18/19    17,000,000    16,945,108
(y)++Siemens Capital Co. LLC                  2.68%                     03/26/19    14,000,000    13,946,912
(y)++Simon Property Group, LP                 2.58%                     03/04/19    27,000,000    26,939,904
(y)++Simon Property Group, LP                 2.65%                     04/11/19    31,720,000    31,560,686
(y)++Simon Property Group, LP                 2.64%                     04/18/19    19,400,000    19,292,114
(y)++Skandinaviska Enskilda Banken AB         2.56%                     02/06/19    75,000,000    74,970,825
(y)++Skandinaviska Enskilda Banken AB         2.68%                     04/15/19    50,000,000    49,741,925
(y)++Skandinaviska Enskilda Banken AB         2.59%                     05/02/19   150,000,000   149,025,162
(y)++Sumitomo Mitsui Bank NY                  2.71%                     03/22/19    35,000,000    34,878,618
(y)++Sumitomo Mitsui Bank NY                  2.64%                     04/22/19    40,700,000    40,460,531
(y)++Svenska Handelsbanken NY                 2.70%                     03/15/19   150,000,000   149,548,500
(y)++Svenska Handelsbanken NY                 2.60%                     04/16/19    96,515,000    95,995,226
(y)Swedbank                                   2.67%                     02/25/19   100,000,000    99,834,028
(y)Swedbank                                   2.66%                     04/17/19   100,000,000    99,473,489
(y)Swedbank                                   2.63%                     04/23/19   150,000,000   149,139,684
(r)++Toronto Dominion Bank NY                 2.91% (US0001M + 40 bps)  03/15/19   100,000,000   100,048,600
(r)++Toronto Dominion Bank NY                 3.09% (US0003M + 27 bps)  03/26/19    45,000,000    45,013,742
(r)++Toronto Dominion Bank NY                 2.78% (US0001M + 27 bps)  05/23/19    80,000,000    80,029,840
(r)++Toronto Dominion Bank NY                 2.87% (US0001M + 37 bps)  11/20/19    45,000,000    45,046,260
(r)++Toronto Dominion Bank NY                 2.97% (US0003M + 21 bps)  12/06/19   100,000,000   100,089,696
(y)++Total Capital Canada, Ltd.               2.52%                     02/01/19    80,000,000    79,994,795
(y)++Total Capital Canada, Ltd.               2.38%                     02/05/19   100,000,000    99,966,764
(y)++Total Capital Canada, Ltd.               2.51%                     02/25/19   100,000,000    99,824,861
(y)++Total Capital Canada, Ltd.               2.64%                     04/03/19    66,500,000    66,206,694
(y)++Total Capital Canada, Ltd.               2.63%                     04/04/19    19,900,000    19,810,778
(y)++Total Capital Canada, Ltd.               2.61%                     04/24/19    92,700,000    92,149,658
(r)Toyota Motor Credit Corp.                  2.75% (US0001M + 24 bps)  03/12/19   150,000,000   150,042,450
(r)Toyota Motor Credit Corp.                  2.88% (US0003M + 8 bps)   04/08/19   140,000,000   140,018,410
(r)Toyota Motor Credit Corp.                  2.64% (US0003M + 8 bps)   04/25/19   150,000,000   150,026,505
(y)++United Overseas Bank                     2.61%                     02/04/19    75,000,000    74,980,184
(y)++United Overseas Bank                     2.64%                     02/19/19   150,000,000   149,804,379
(y)++United Overseas Bank                     2.73%                     02/25/19    66,800,000    66,684,863
(y)++United Overseas Bank                     2.74%                     02/27/19   150,000,000   149,720,438
(y)++Wal-Mart Stores, Inc.                    2.49%                     03/25/19    50,000,000    49,816,929
(y)++Wal-Mart Stores, Inc.                    2.51%                     04/08/19    50,000,000    49,767,734
(y)++Westpac Banking Corp.                    2.72%                     03/05/19   100,000,000    99,772,850
                                                                                 ------------- -------------
TOTAL COMMERCIAL PAPER (Cost $9,950,374,810)                                     9,972,155,000 9,950,899,577
                                                                                 ------------- -------------

-------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)
-------------------------------------------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                Rate            Maturity Face Amount $ Fair Value $
--------------------                                      ------------------------- -------- ------------- ------------
YANKEE CERTIFICATES OF DEPOSIT - 10.9%
(r)Bank of Montreal Chicago                               2.76% (US0001M + 26 bps)  05/03/19   150,000,000   150,028,910
(r)Bank of Montreal Chicago                               2.72% (US0003M + 13 bps)  05/07/19   100,000,000   100,020,437
(r)Bank of Montreal Chicago                               2.84% (US0001M + 33 bps)  08/06/19   100,000,000   100,065,184
(r)Bank of Montreal Chicago                               2.73% (US0001M + 22 bps)  10/04/19   200,000,000   200,026,212
(r)Bank of Montreal Chicago                               2.89% (US0001M + 39 bps)  12/04/19    70,000,000    70,086,380
(r)Bank of Nova Scotia                                    2.77% (US0001M + 26 bps)  05/07/19    30,000,000    30,004,621
(r)Bank of Nova Scotia                                    2.83% (US0003M + 9 bps)   09/06/19   150,000,000   150,042,434
(r)Bank of Nova Scotia                                    2.73% (US0001M + 22 bps)  09/20/19   100,000,000    99,993,692
(r)Bank of Nova Scotia                                    2.84% (US0003M + 26 bps)  11/04/19    26,000,000    26,036,788
(r)Bank of Nova Scotia                                    3.02% (US0003M + 22 bps)  12/30/19    20,000,000    20,024,681
(r)Bank of Nova Scotia                                    2.82% (US0003M + 18 bps)  02/18/20     1,490,000     1,490,452
(r)Canadian Imperial Bank of Commerce                     2.78% (US0001M + 27 bps)  07/19/19   100,000,000   100,031,801
(r)Oversea-Chinese Banking Corp., Ltd.                    2.75% (US0001M + 25 bps)  05/03/19   100,000,000   100,000,025
(r)Rabobank Nederland NY                                  2.79% (US0001M + 27 bps)  02/11/19    50,000,000    50,005,400
(r)Rabobank Nederland NY                                  2.98% (US0003M + 20 bps)  03/12/19   100,000,000   100,013,733
(r)Royal Bank of Canada NY                                3.02% (US0003M + 23 bps)  04/09/19    60,000,000    60,019,915
(r)Royal Bank of Canada NY                                2.76% (US0003M + 12 bps)  05/20/19   100,000,000   100,020,064
(r)Royal Bank of Canada NY                                2.86% (US0001M + 35 bps)  09/06/19   100,000,000   100,074,700
(r)Royal Bank of Canada NY                                2.98% (US0003M + 21 bps)  12/10/19    75,000,000    75,099,659
(r)Sumitomo Mitsui Bank NY                                2.69% (US0001M + 18 bps)  02/22/19    50,000,000    50,007,200
(r)Svenska Handelsbanken NY                               2.78% (US0001M + 27 bps)  02/15/19    30,000,000    30,004,230
(r)Svenska Handelsbanken NY                               2.74% (US0001M + 24 bps)  04/26/19    50,000,000    50,002,249
(r)Svenska Handelsbanken NY                               2.80% (US0001M + 30 bps)  08/19/19    40,000,000    40,021,480
(r)Toronto Dominion Bank NY                               2.94% (US0003M + 20 bps)  03/06/19   100,000,000   100,042,000
(r)Toronto Dominion Bank NY                               2.95% (US0003M + 21 bps)  12/03/19   100,000,000   100,089,104
                                                                                             ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $2,002,559,185)                                                                      2,002,490,000 2,003,251,351
                                                                                             ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 5.6%
(y)Federal Home Loan Bank                                 2.34%                     02/04/19    75,000,000    74,985,075
(y)Federal Home Loan Bank                                 2.35%                     02/06/19   100,000,000    99,966,800
(y)Federal Home Loan Bank                                 2.41%                     02/14/19   200,000,000   199,827,400
(y)Federal Home Loan Bank                                 2.39%                     02/25/19    50,000,000    49,920,350
(y)Federal Home Loan Bank                                 2.39%                     03/04/19   150,000,000   149,689,950
(y)Federal Home Loan Bank                                 2.40%                     03/13/19    50,000,000    49,866,650
(y)Federal Home Loan Bank                                 2.40%                     03/20/19   100,692,000   100,376,532
(y)Federal Home Loan Bank                                 2.40%                     03/26/19   100,000,000    99,646,700
(y)Federal Home Loan Bank                                 2.41%                     04/16/19    65,840,000    65,515,211
(y)Federal Home Loan Bank                                 2.42%                     04/22/19   150,000,000   149,200,050
                                                                                             ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $1,038,999,599)                                                                      1,041,532,000 1,038,994,718
                                                                                             ------------- -------------
REPURCHASE AGREEMENTS - 21.3%
Bank of America Securities LLC (Purchased on 1/31/19,
  Proceeds at maturity $150,010,625, collateralized by a
  U.S. Treasury Security, 1.75%, 12/31/20, market value
  $153,000,037)                                           2.55%                     02/01/19   150,000,000   150,000,000
Barclays Bank PLC (Purchased on 1/31/19,
  Proceeds at maturity $750,053,125, collateralized by
  U.S. Treasury Securities, 1.50% - 1.75%, 2/28/19 -
  8/15/26, market value $765,000,015)                     2.55%                     02/01/19   750,000,000   750,000,000
Federal Reserve Bank NY (Purchased on 1/31/19, Proceeds
  at maturity $275,017,188, collateralized by a U.S.
  Treasury Security, 2.00%, 11/30/22, market value
  $275,017,268)                                           2.25%                     02/01/19   275,000,000   275,000,000
Goldman Sachs & Co. (Purchased on 1/31/19,
  Proceeds at maturity $300,021,167, collateralized by
  U.S. Government Agency Backed Securities, 3.00% -
  5.50%, 9/15/24 - 11/20/48, market value $306,000,000)   2.54%                     02/01/19   300,000,000   300,000,000
HSBC Securities (USA), Inc. (Purchased on 1/31/19,
  Proceeds at maturity $600,042,667, collateralized by
  U.S. Treasury Securities, 0.00% - 2.25%, 5/15/19 -
  11/15/28, market value $612,000,001)                    2.56%                     02/01/19   600,000,000   600,000,000
JPMorgan Securities Inc. (Purchased on 1/31/19,
  Proceeds at maturity $400,028,444, collateralized by
  U.S. Government Agency Backed Securities, 3.50% -
  7.50%, 1/20/27 - 10/20/48, market value $408,000,000)   2.56%                     02/01/19   400,000,000   400,000,000
Mizuho Securities USA, Inc. (Purchased on 1/31/19,
  Proceeds at maturity $400,028,333, collateralized by
  U.S. Treasury Securities, 0.00% - 2.75%, 4/11/19 -
  2/15/28, market value $408,000,003)                     2.55%                     02/01/19   400,000,000   400,000,000

-------------------------------------------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

January 31, 2019 (Unaudited)
-------------------------------------------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                      Rate           Maturity Face Amount $  Fair Value $
--------------------                                              ---------------------- -------- -------------  ------------
REPURCHASE AGREEMENTS - 21.3% (CONTINUED)
RBC Dominion Securities (Purchased on 1/31/19, Proceeds at
  maturity $700,049,583, collateralized by U.S. Treasury
  Securities, 0.00% - 3.63%, 2/19/19 - 8/15/28, market value
  $714,000,097)                                                   2.55%                  02/01/19   700,000,000     700,000,000
Toronto Dominion Securities USA LLC (Purchased on 1/31/19,
  Proceeds at maturity $350,024,889, collateralized by U.S.
  Government Agency Backed Securities, 0.00% - 2.88%, 3/28/19 -
  9/24/26, market value $357,000,083)                             2.56%                  02/01/19   350,000,000     350,000,000
                                                                                                  ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,925,000,000)                                                 3,925,000,000   3,925,000,000
                                                                                                  ------------- ---------------
U.S. TREASURY OBLIGATIONS - 3.3%
(y)U.S. Treasury Bill                                             2.37%                  02/05/19   100,000,000      99,974,956
(y)U.S. Treasury Bill                                             2.37%                  02/12/19   100,000,000      99,929,103
(y)U.S. Treasury Bill                                             2.37%                  02/19/19   200,000,000     199,764,900
(y)U.S. Treasury Bill                                             2.35%                  03/05/19   100,000,000      99,791,259
(y)U.S. Treasury Bill                                             2.39%                  03/12/19   100,000,000      99,745,236
                                                                                                  ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $599,199,467)                                                 600,000,000     599,205,454
                                                                                                  ------------- ---------------
TOTAL INVESTMENTS (Cost $18,391,896,710) - 100.0%                                                               $18,393,088,671
                                                                                                                ===============

AB--Aktiebolag (Swedish Stock Company)
ASA--Allmennaksjeselskap (Norwegian Stock Company)
BV--Besloten Vennootschap (Dutch Stock Company)
LLC--Limited Liability Company
LP--Limited Partnership
NV--Naamloze Vennootschap (Dutch Stock Company)
NY--New York Shares
PLC--Public Limited Company
US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR

++ Rule 144A, Section 4(2), or other security, which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at January 31, 2019 was $7,954,274,780, which represented 43.2% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of January 31, 2019.
(y)The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of January 31, 2019 is as follows:

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND
    Corporate Bonds                         $--     $   267,773,900     $--
    Yankee Bonds                             --         607,963,671      --
    Commercial Paper                         --       9,950,899,577      --
    Yankee Certificates of Deposit           --       2,003,251,351      --
    U.S. Government Agency Securities        --       1,038,994,718      --
    Repurchase Agreements                    --       3,925,000,000      --
    U.S. Treasury Obligations                --         599,205,454      --
                                            ---     ---------------     ---
        Total Investments                   $--     $18,393,088,671     $--
                                            ===     ===============     ===

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2019, the Trust consisted of eleven operational portfolios, which are included in this document. Ten are "Master Funds" in a master-feeder structure (collectively, the "Series") and one is a stand-alone fund, The DFA Short Term Investment Fund (the "Fund").

SECURITY VALUATION

The Series and the Fund use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

..  Level 1--inputs are quoted prices in active markets for identical securities
   (including equity securities, open-end investment companies and futures contracts)

.. Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3--significant unobservable inputs (including the Series' and the Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series , The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities. These securities are generally categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series and the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the

International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

3. REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights. Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

4. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2019, the total cost of securities for federal income tax purposes was:

                                               FEDERAL
                                               TAX COST
                                              -----------
The U.S. Large Cap Value Series.............. $22,879,382
The DFA International Value Series...........  11,994,231
The Japanese Small Company Series............   3,417,322
The Asia Pacific Small Company Series........   1,842,121
The United Kingdom Small Company Series......   2,250,062
The Continental Small Company Series.........   5,242,355
The Canadian Small Company Series............   1,558,235
The Emerging Markets Series..................   4,179,295
The Emerging Markets Small Cap Series........   6,832,797
The Tax-Managed U.S. Marketwide Value Series.   4,047,800
The DFA Short Term Investment Fund...........  18,391,897

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the

Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 29, 2019

By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: March 29, 2019

By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: March 29, 2019

By:  /s/ Gregory K. Hinkle
     ---------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: March 29, 2019